College
                                   Retirement
                                   Equities
                                   Fund


                                   [Graphic Omitted]




2000 Annual Report
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                                   o Stock
                                   o Global Equities
                                   o Growth

          |  College Retirement Equities Fund
CONTENTS  |  2000 ANNUAL REPORT

------------------------------------------------------------

   LETTER FROM THE CHAIRMAN                            1

   LETTER FROM THE VICE CHAIRMAN                       2

   MANAGEMENT/STATUS OF THE ACCOUNTS

       Stock Account                                   4
       Global Equities Account                         6
       Growth Account                                  8

   AUDITED STATEMENT OF INVESTMENTS

       Stock Account                                  10
       Global Equities Account                        48
       Growth Account                                 61

   AUDITED FINANCIAL STATEMENTS

       Report of Management Responsibility            75
       Report of Audit Committee                      75
       Report of Independent Auditors                 76
       Statements of Assets and Liabilities           77
       Statements of Operations                       77
       Statements of Changes in Net Assets            78
       Notes to Financial Statements                  78

   PARTICIPANT VOTING RESULTS                         83

   TRUSTEES AND SENIOR MANAGEMENT                     84

   FOR MORE INFORMATION                               85

------------------------------------------------------------

TIAA-CREF Individual and Institutional Services distributes the CREF and TIAA Real Estate Account variable annuities. This booklet must be accompanied or preceded by current CREF and TIAA Real Estate Account prospectuses. For additional copies, call 800 842-2733, extension 5509. TIAA-CREF Investment Management serves as investment manager to CREF.

(c)2001 TIAA-CREF

FROM THE CHAIRMAN:


[Graphic omitted]

John H. Biggs, Chairman, President,
and Chief Executive Officer


                                  Throughout 2000 we worked hard at TIAA-CREF to give you additional tools for managing your retirement portfolio.


To the relief of most American investors, the year 2000 has come to a close. Volatility in stock prices was extraordinary, and major domestic and foreign stock markets declined. The hope that the varying cycles of foreign and U.S. returns might soften the overall ebb and flow of investing returns disappointed us: Foreign markets slipped even more than those in the U.S. Many investors in the stock market had been lulled into thinking there was little risk in stock investing. Returns were remarkable for the last five years -- indeed, returns have been excellent for the last eighteen years -- and many new investors did not recall the extended slump of the 1970s.

     Many ask us to predict results for 2001 or to advise whether "to get out" of the stock market -- or "to get in." We cannot give much specific help on such a question. I am reminded of the wonderful ambiguity of Abraham Lincoln's statement in his 1865 second inaugural address, regarding the progress of the Civil War: "With high hopes for the future, no prediction in regard to it is ventured."

     Much is promising in the U.S. and, indeed, in the global economy. Government surpluses that no one dreamed of a decade ago, recent economic growth, the lowest unemployment in years, rapid implementation of new information technology, relatively low inflation -- all these are bright signs. In other countries, inflation is low and economic discipline much greater than expected. Indeed we are entitled to "high hopes for the future."

     And yet there are concerns. Economic forecasting is a notoriously unreliable basis for human actions. Who would have predicted the electricity problems of California or the nationwide natural gas shortages? And will investors see the world as we might hope it to be? Accordingly, the wise investor hears Lincoln's second clause: "no prediction in regard to it is ventured."

     Tested and reliable guides to investing do exist, but they are hard to follow in times of deep discouragement or high elation. First, adopt a carefully considered plan and stick to it. Second, explore your personal reactions to losses (gains are easy) and your unique personal attitude to risk. Another aspect of "carefully considered" is looking for diversification of assets and thereby minimizing risk.

     Throughout 2000 we worked hard at TIAA-CREF to give you additional tools for managing your retirement portfolio. We expanded our asset allocation and product selection guidance to cover not just your TIAA-CREF retirement accounts but also mutual funds, tuition savings plans, personal annuities, and life insurance programs.

     Our TIAA-CREF Web Center now has more financial information than ever. For example, we moved our retirement income illustrations to the Web, so that you can estimate your retirement income based on your accumulations. You can select an income starting date, income option, assumed investment earnings rate, and the birth date of your joint annuitant; the software projects your yearly income in retirement, with elegant charts that permit easy comparison. The system is already the second most popular feature of the Web Center ("how much is my account worth" is the most popular!).

     We also rounded out the TIAA-CREF product line with our new Keogh plan, which permits educators to build an additional pension accumulation using self-employment income (for example, book royalties, consulting fees, and lecture honoraria). This joins our SRA, Rollover IRA, and Roth and Classic IRAs as additional, voluntary ways to invest in TIAA-CREF's broad menu of investment options.

     We find that most participants are very pleased with the new quarterly statement of their retirement portfolio. Potentially confusing figures are made clear and easy to read.

     We passed another milestone in 2000: Over 10,000 institutions now participate in TIAA-CREF. Our purpose is to serve educators, directly or through their employing institutions. By far the most effective way has been through the generous retirement plans that prevail in education. It is one chief advantage for an educator: an "industry" that places high value on responsible and adequate pension arrangements.

     We at TIAA-CREF take pride in more than eighty years of providing these plans. The CREF accounts in this report derive from our important innovation in creating the first variable annuity in 1952. We believe they continue to serve you well in this time of volatile markets.

/s/ JOHN H. BIGGS
-----------------
John H. Biggs
Chairman, President, and Chief Executive Officer

From the Vice Chairman:


[Graphic Omitted]

Martin L. Leibowitz, Vice Chairman
and Chief Investment Officer


                                When investing for a long-term goal, it's important to spread your assets among several asset classes, since stocks, bonds, real estate, and other types of investments often perform differently in any given year.

During the year ending December 31, 2000, the CREF Stock, Global Equities, and Growth Accounts weathered one of the most volatile equity markets in recent memory. After five consecutive years in which the S&P 500 stock index posted gains of more than 20 percent each year, last year saw a much more erratic market for equities, with generally dismal returns and explosive bouts of volatility.

     The United States entered 2000 with the nation's gross domestic product growing at the highest rate in the previous ten years. In fact, some experts feared the economy might be "overheating," which could send inflation levels climbing. With this in mind, the Federal Reserve Board, which had already boosted interest rates repeatedly during 1999, raised them three more times in early 2000 in an effort to moderate growth.

     Other factors also affected the economy: Petroleum prices reached a ten-year peak; the ratio of personal debt payments to income soared to levels not seen since 1987; at one point, the euro, the new European currency, had declined by more than 20 percent; and inflation began to rise, from 2.7 percent in 1999 to 3.4 percent in 2000. Not surprisingly, these trends, in combination with rising interest rates, contributed to a drop in annualized GDP growth to
1.4 percent by the end of 2000.

     At the same time, stock prices as a group declined worldwide. In the United States, the S&P 500 was down 9.10 percent by year's end; the Russell 3000(R) Index, which tracks a broader range of domestic stocks, fell 7.46 percent; and the Russell 3000(R) Growth Index, which includes a large component of technology stocks, dropped 22.42 percent.

     Foreign stock markets suffered, too, with the Morgan Stanley Capital International World Index registering a 13.18 percent loss. European stocks in particular showed the effects of the weak euro. With exchange rates factored in, the 7.44 percent decline in London stocks amounted to 14.60 percent in dollars. Perhaps the most dramatic development in equities was the bursting of the bubble in technology stocks, which left the Nasdaq composite index down 39.3 percent for the year.

     Meanwhile, investors flocked to the safety of fixed-income investments just as the U.S. Treasury began to reduce its issuance of government debt. The Lehman Brothers Aggregate Bond Index, which tracks the performance of more than 6,000 government, corporate, and mortgage-backed bonds, posted a return of 11.63 percent for the year. Indeed, demand for

--------------------------------------------------------------------------------
MORNINGSTAR RATINGS OF CREF ACCOUNTS as of 12/31/2000

                                Overall           3 Years            5 Years          10 Years
----------------------------------------------------------------------------------------------------
DOMESTIC EQUITY ACCOUNTS     (Out of 3,974)    (Out of 3,974)    (Out of 2,954)    (Out of 1,216)
CREF Stock                        ***               ***               ****              ***
CREF Equity Index                 ****              ***               ****               --
CREF Growth                       ****              ***               ****               --
CREF Social Choice                ****              ***               ****              ****
----------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY ACCOUNT (Out of 980)      (Out of 980)      (Out of 662)            --
CREF Global Equities              ****              ****              ****               --
----------------------------------------------------------------------------------------------------
FIXED-INCOME ACCOUNT         (Out of 1,062)    (Out of 1,062)    (Out of 885)      (Out of 477)
CREF Bond Market                  *****             *****            *****             ****
----------------------------------------------------------------------------------------------------

Source: Morningstar, Inc. 12/31/2000. Morningstar is an independent service that rates mutual funds and variable annuities. Morningstar does not rate money market accounts. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receives 5 stars, the next 22.5% receives 4 stars, the next 35% receives 3 stars, the next 22.5% receives 2 stars, and the bottom 10% receives 1 star. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and ten-year (if applicable) Morningstar Rating metrics. Each fund is rated exclusively against U.S.-domiciled funds within its broad asset class. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------


2  o  College Retirement Equities Fund            2000 ANNUAL REPORT

TOTAL RETURNS for the year ended December 31, 2000

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   CREF STOCK ACCOUNT                              -8.43%
   CREF Composite Index                            -8.63
   Russell 3000(R) Index                           -7.46
   Morgan Stanley Capital International
     EAFE + Canada Index                           -13.37
   Lipper Growth and Income Fund Index               0.39

--------------------------------------------------------------------------------

   CREF GLOBAL EQUITIES ACCOUNT                   -16.19%
   Morgan Stanley Capital International
     World Index                                  -13.18
   Lipper Global Fund Index                        -8.50

--------------------------------------------------------------------------------

   CREF GROWTH ACCOUNT                            -20.56%
   Russell 3000(R) Growth Index                   -22.42
   Lipper Growth Fund Index                       -10.88

--------------------------------------------------------------------------------

PLEASE SEE PAGES 5, 7, AND 9 FOR MORE DETAILED PERFORMANCE INFORMATION.

THE RUSSELL 3000(R) INDEX IS A TRADEMARK AND SERVICE MARK OF THE FRANK RUSSELL COMPANY. NO CREF ACCOUNT IS PROMOTED, ENDORSED, SPONSORED, OR SOLD BY, OR AFFILIATED WITH THE FRANK RUSSELL COMPANY.


30-year U.S. Treasury bonds was so strong that their yields fell below those of shorter-term bonds.

     Readers may remember seeing my article, "Please Check Your Asset Allocation Seat Belt," in the August 1998 issue of THE PARTICIPANT. One of my main points was that, when investing for a long-term goal like retirement, it's important to spread your assets among several asset classes, since stocks, bonds, real estate, and other types of investments often perform differently in any given year. In 2000, the world's financial markets dramatically demonstrated the truth of this statement. It was a year when diversification often made the difference between positive and negative returns in people's retirement portfolios.

     In this difficult economic environment, the CREF Stock and Growth Accounts performed well in comparison with their benchmarks. In addition, the CREF Global Equities Account and the CREF Growth Account each received a 4-star Overall Morningstar Rating(TM) as of December 31, 2000. (See the Morningstar table on the facing page.)

     The table above shows the total return (gains and losses plus investment income) for these CREF accounts during 2000, compared with total returns for their performance benchmarks and for the average fund categories that best match their investment objectives, as measured by Lipper Analytical Services, Inc. Performance details for all three accounts appear on the pages immediately following this letter.

     Rates of return for equities during 2000 were disappointing, and we recognize that this affects both long-term equity investors, whose accumulations have grown considerably in recent years, and new investors, who may have been introduced to equities during this last year. Both groups would do well to remember that long-term returns historically have been neither as low as the
9.10 percent decline in the S&P 500 Index during 2000 nor as high as gains of more than 20 percent posted by the index in each of the previous five years. Of course, as with any investment, past performance is no guarantee of future results.

     As always, it is also important to bear in mind the continual effect of low expenses on total returns. While returns are unpredictable, expenses are not. In 2000, the expense charges of the CREF accounts reported on ranged from 0.31 percent to 0.35 percent, as a percentage of assets. According to Lipper Analytical Services, Inc., these remain the lowest expenses for all variable annuity funds with comparable investment objectives, and they compare very favorably to most mutual funds.

/s/ MARTIN L. LEIBOWITZ
------------------------
Martin L. Leibowitz
Vice Chairman and Chief Investment Officer






--------------------------------------------------------------------------------

THIS REPORT CONTAINS DETAILED EXPLANATIONS OF THE 2000 INVESTMENT RESULTS FOR THE CREF STOCK, GLOBAL EQUITIES, AND GROWTH ACCOUNTS. A COMPANION REPORT PROVIDES SIMILAR INFORMATION FOR THE CREF MONEY MARKET, INFLATION-LINKED BOND, BOND MARKET, SOCIAL CHOICE, AND EQUITY INDEX ACCOUNTS--THE OTHER FIVE ACCOUNTS AVAILABLE UNDER CREF VARIABLE ANNUITIES.

AN ANNUAL REPORT AND A 10-K REPORT FOR THE TIAA REAL ESTATE ACCOUNT ARE AVAILABLE ON REQUEST. FOR HISTORICAL AND CURRENT PERFORMANCE INFORMATION FOR ALL OF OUR PRODUCTS, VISIT THE TIAA-CREF WEB CENTER AT WWW.TIAA-CREF.ORG, OR CALL OUR AUTOMATED TELEPHONE SERVICE (SEE PAGE 85).

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            2000 ANNUAL REPORT     College Retirement Equities Fund  o  3

STOCK ACCOUNT

INVESTMENT OBJECTIVE

The CREF Stock Account seeks a favorable long-term rate of return through capital appreciation and investment income by investing primarily in a broadly diversified portfolio of common stocks.

PORTFOLIO PROFILE

The account uses TIAA-CREF's Dual Investment Management Strategy(SM), which combines stock selection and quantitative techniques. The account is divided into three segments:

o The domestic Enhanced Index segment is designed to track the U.S. equity markets as a whole, as represented by the Russell 3000(R) Index. The segment doesn't invest in all 3,000 stocks in the index but instead uses a sampling technique to create a portfolio that closely matches the overall investment characteristics of the index, including yield and industry weight. This segment also employs special valuation and trading techniques to try to beat the performance of the Russell 3000.

o The domestic Stock Selection segment contains a relatively small number of stocks that are individually selected for their investment potential.

o The third segment invests in foreign stocks and other foreign equity securities, using both enhanced indexing and stock selection techniques. It tracks the Morgan Stanley Capital International Europe, Australasia, and Far East plus Canada Index (MSCI EAFE+Canada).

PERFORMANCE IN 2000

The CREF Stock Account ended 2000 with a total return of -8.43 percent. Although it posted negative returns for the year, the account fared better than the -8.63 percent return of its composite performance benchmark, a weighted average of the Russell 3000 and the MSCI EAFE+Canada indexes. We use a composite benchmark to measure account performance because the Stock Account contains both domestic and foreign stocks. However, the account lagged behind the 0.39 percent average return of similar funds as measured by the Lipper Growth and Income Fund Index.

     While the U.S. economy continued to grow in 2000, with real
(inflation-adjusted) gross domestic product (GDP) up 5 percent for the year, growth slowed markedly in the second half of the year to just 1.4 percent in the fourth quarter. This was the lowest quarterly rate since the second quarter of 1995. At the same time, Consumer Price Index (CPI) inflation rose

$10,000 over Ten Years

      [The following table represents a line chart in the printed report.]

             Stock    Russell 300(R)  MSCI EAFE+Canada
            Account      Index             Index
12/31/90     10000       10000             10000
12/31/91     12919       13275             10985
12/31/92     13931       14802              9834
12/31/93     16397       16750             14074
12/31/94     15783       16639             13401
12/31/95     21142       22921             15631
12/31/96     25624       28636             16090
12/31/97     31392       35944             17709
12/31/98     39276       45898             20175
12/31/99     44397       51565             24237
12/31/2000   42496       49665             22354


The graph assumes a $10,000 investment in the CREF Stock Account, on January 1, 1991. It shows that, by the end of 2000, the investment would have grown to $42,496. For comparison, the graph shows how $10,000 investments in the Stock Account's benchmarks did over the same period.

--------------------------------------------------------------------------------

to an annual rate of 3.4 percent, compared with 2.7 percent in 1999, partly because of higher energy prices.

     The dramatic slowing of the U.S. economy was the result of a combination of factors. Consumer demand, which in 1999 and early 2000 was abnormally high, slowed to more sustainable levels. Soaring energy prices squeezed business profits and sapped consumers' ability to spend on non-energy goods and services. The Federal Reserve raised interest rates three times to head off inflation risks from higher energy prices and tight labor markets. The decline in equity markets, principally the technology-laden Nasdaq, reduced household wealth, while a strong dollar exacerbated the foreign trade deficit by making imports cheaper and U.S. exports less competitive on world markets.

     Global equity markets, which gave up gains posted early in 2000, showed a loss of about 13 percent by year-end, as measured by the MSCI EAFE+Canada Index. Nearly half of the decline occurred in the fourth quarter, precipitated by disappointing profit results and warnings, and led by a rapid decline in the growth of demand in the U.S. Global technology stocks were particularly hard hit.

     Against this backdrop, the CREF Stock Account outpaced its composite benchmark because the performance of its domestic holdings versus the Russell 3000 more than offset the underperformance of its international holdings versus the MSCI EAFE+Canada Index. Positive contributions to performance came from the account's investments in diversified U.S. companies, such as Tyco International; healthcare companies, including

4  o  College Retirement Equities Fund             2000 ANNUAL REPORT

Merck & Company, Cardinal Health, and Pfizer; and financial services companies, such as Allstate. These investments more than compensated for the poor performance of Microsoft and other large-capitalization technology companies. Many technology stocks suffered disproportionately as investors shifted to less volatile industry sectors with slower growth rates and lower relative valuations.

     Other positive contributions to returns came from the account's holdings in international consumer durable companies, such as Nissan Motor. Compared with the MSCI EAFE + Canada Index, the account's underweight positions in large, formerly state-owned telecommunications companies, including Deutsche Telekom and France Telecom, also boosted returns. However, these were not enough to offset a slight overweight in international technology stocks.

     In 2000, about 30 percent of the account's domestic and foreign investments were held in the Stock Selection subportfolio (actively managed), while 70 percent were held in the Enhanced Index subportfolio (managed using quantitative techniques).

     The world's first variable annuity, the CREF Stock Account was introduced on July 1, 1952.


--------------------------------------------------------------------------------

THE ACCOUNT'S BENCHMARKS

We use two benchmarks for the CREF Stock Account, the Russell 3000(R) Index, representing the U.S. stock market, and the Morgan Stanley Capital International Europe, Australasia, and Far East plus Canada Index, representing foreign stock markets. For a comparison with the account's performance, you might combine these two, weighting them according to the size of the account segments that track the two benchmarks. At year-end, 80 percent of the account tracked the Russell 3000, and 20 percent tracked the MSCI EAFE + Canada.

    We use the Russell 3000 to measure the U.S. stock market because it includes 98 percent of the capitalization of all publicly traded U.S. stocks. The Standard & Poor's 500 Stock Index covers only about 75 percent.

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS of 12/31/2000

[Table below represents pie chart in the printed piece]

Domestic Enhanced Index Segment    61.8%
----------------------------------------
International Segment              20.4%
----------------------------------------


Domestic Active Segment            17.6%
----------------------------------------
Short-term Investments              0.2%
----------------------------------------


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TEN LARGEST HOLDINGS AS OF 12/31/2000
  ------------------------------------------------------------------
                               SHARES       MARKET VALUE  PERCENT OF
  COMPANY               (IN MILLIONS)     (IN MILLIONS)  NET ASSETS
  ------------------------------------------------------------------
  General Electric Co           72.2          $3,461.4         2.89
  Exxon Mobil Corp              30.2           2,623.3         2.19
  Pfizer, Inc                   46.0           2,117.7         1.77
  Cisco Systems, Inc            53.1           2,032.6         1.70
  Citigroup, Inc                38.8           1,982.3         1.66
  SBC Communications, Inc       35.0           1,670.5         1.40
  Merck & Co, Inc.              17.3           1,623.6         1.36
  Intel Corp                    50.7           1,525.1         1.27
  American Int'l Group, Inc     14.5           1,427.6         1.19
  Microsoft Corp                30.4           1,317.5         1.10

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PERFORMANCE AT A GLANCE AS of 12/31/2000
--------------------------------------------------------------------------------
                                AVERAGE ANNUAL COMPOUND RATES OF TOTAL RETURN(1)
                                 1 YEAR          5 YEARS          10 YEARS
 ---------------------------------------------------------------------------
   STOCK ACCOUNT                 -8.43%            15.59%            15.57%
   Russell 3000 Index            -7.46             17.39             17.38
   MSCI EAFE + Canada Index     -13.37              7.54              8.38
   Lipper Growth and Income
     Fund Index                   0.39             14.32             15.14



--------------------------------------------------------------------------------
   CUMULATIVE RATES OF TOTAL RETURN(1)                       NET ASSETS
     1 YEAR   5 YEARS    10 YEARS         ANNUAL EXPENSES   (IN BILLIONS)
--------------------------------------------------------------------------------
      -8.43%   106.35%     324.96%              0.31%           $119.6
      -7.46    122.97      396.65
     -13.37     43.85      123.54

       0.39     95.29      309.44



  (1)PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE STOCK ACCOUNT. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE UNITS YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.
--------------------------------------------------------------------------------


                    2000 ANNUAL REPORT     College Retirement Equities Fund o  5

GLOBAL EQUITIES ACCOUNT


INVESTMENT OBJECTIVE

The CREF Global Equities Account seeks a favorable long-term rate of return through capital appreciation and income from a broadly diversified portfolio consisting primarily of foreign and domestic common stocks.

PORTFOLIO PROFILE

o The account invests at least 65 percent of its assets in equity securities of foreign and domestic companies. Typically, at least 40 percent of its assets is invested in foreign securities and at least 25 percent in domestic securities, as we deem appropriate. The remaining 35 percent is distributed between foreign and domestic securities.

o  The account uses TIAA-CREF's Dual Investment Management Strategy (see page
   4). The benchmark for its Enhanced Index portion--and for the account itself--is the Morgan Stanley Capital International (MSCI) World Index. For its Stock Selection segment, we select individual stocks and let the account's country and regional asset allocation evolve from that stock selection.

o Investments are allocated to specific countries or regions based on several factors, including the attractiveness of particular markets and the size of a country's or a region's equity markets compared with the value of global markets.

PERFORMANCE IN 2000

For 2000, the CREF Global Equities Account posted a total return of -16.19 percent, compared with the -13.18 percent return of its performance benchmark, the MSCI World Index, and the -8.50 percent average return of similar funds, as measured by the Lipper Global Fund Index.

     Because of its strong growth orientation, the account was more negatively affected than its benchmark by the major corrections in growth stocks during the second and fourth quarters. Although the account posted lower year-end returns than those of its benchmark, its long-term performance remains better than the MSCI World Index and the Lipper index (see table on facing page).

     Mirroring the slowdown in the U.S. economy in 2000, world equity markets declined in value by 13 percent, as measured by the MSCI World Index. European equity markets outperformed the world index, posting -8.39 percent as the euro strengthened against the U.S. dollar and the British pound remained strong. The Far East had the weakest returns, falling -27.09 percent. This reflected concerns about the effects of a

$10,000 SINCE 5/1/1992 INCEPTION

      [The following table represents a line chart in the printed report.]

           Global Equities      MSCI World
               Account            Index
5/1/92         10000              10000
12/31/92       10321              10213
12/31/93       14398              13293
12/31/94       13478              12907
12/31/95       16894              16106
12/31/96       20093              18168
12/31/97       23906              21361
12/31/98       28364              26407
12/31/99       36096              30436
12/31/2000     31342              28034


The graph assumes a $10,000 investment in the CREF Global Equities Account, on May 1, 1992. It shows that, by the end of 2000, the investment would have grown to $31,342. For comparison, the graph shows how a $10,000 investment in the MSCI World Index, the Global Equities Account's benchmark, did over the same period.
--------------------------------------------------------------------------------

slowdown in global growth on demand for the region's exports, as well as uneasiness about the prospects for a sustained recovery in Japan.

     As investors moved away from technology toward more-stable growth sectors, food, beverage, and tobacco became the strongest global sector. The move by investors away from technology was even greater in Asia and Europe than in the U.S.

     Like its benchmark, the Global Equities Account suffered from regional economic trends. Although returns from the account's North American investments surpassed the benchmark, they were not high enough to offset below-average returns in its European and Asian holdings, a result of underweights in domestic stocks and overweights in European and Asian equities as compared with the benchmark.

     Within our North American holdings, overweight positions and selected stock investments in healthcare and financial services contributed positively to account performance. Holdings in companies such Ciena Corp., a telecommunications equipment company, helped offset the generally poor performance of the technology sector. These positive factors more than compensated for negative factors affecting the account's North American portfolio: underweight positions in consumer stocks, such as Coca-Cola and Philip Morris, and holdings in certain telecommunications companies.

     The account's European holdings underperformed the comparable portion of the MSCI World benchmark largely because we had more technology, media, and telecommunica-

6 College Retirement Equities Fund 2000 ANNUAL REPORT tions holdings than the benchmark and fewer investments in the healthcare and utility sectors, which performed better than the broader markets. The account's Asian holdings underperformed primarily because of selections within consumer cyclical stocks and underweights in Honda and Matsushita Electric. Although stock selection within the Asian technology sector enhanced performance, it did not compensate for the portfolio's significant overweight in technology. An underweight position in Asian financial services stocks also had an adverse effect on performance.

     In 2000, about 75 percent of the account's portfolio was held in the Stock Selection subportfolio (actively managed), while 25 percent was held in the Enhanced Index subportfolio (managed using quantitative techniques). The CREF Global Equities Account continues to seek out undervalued companies in every region of the world and invest in them when the right opportunity arises.


--------------------------------------------------------------------------------
THE ACCOUNT'S BENCHMARK

The benchmark we use for the CREF Global Equities Account is the Morgan Stanley Capital International (MSCI) World Index. This index is an aggregate of 51 country indices--23 developed markets and 28 emerging markets. MSCI calculates indices by applying full market capitalization weights (price multiplied by the number of shares outstanding) for the securities in the index. MSCI calculates regional indices using GDP weightings for countries.

     In constructing its country indices, MSCI defines the securities listed (i.e., available for trading) in each country, sorts them into industry groups, and selects the largest ones within each industry (by market capitalization) until it has 60 percent of each industry represented. It deletes stocks without sufficient liquidity and corrects for cross-ownership among stocks in the index, then weights them all by market capitalization for each stock.

--------------------------------------------------------------------------------

DIVERSIFICATION AMONG WORLD MARKETS AS OF 12/31/2000

[Table below represents pie chart in the printed piece]

United States       47.0%
----------------------------
United Kingdom      14.4%
----------------------------
Japan                9.1%
----------------------------
Netherlands          6.3%
----------------------------
France               3.2%
----------------------------
Germany              2.9%
----------------------------
Canada               2.4%
----------------------------
21 Others           14.7%
----------------------------





--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 12/31/2000

--------------------------------------------------------------------------------
                              SHARES   MARKET VALUE  PERCENT OF
    COMPANY            (IN MILLIONS)  (IN MILLIONS)  NET ASSETS   COUNTRY
  -----------------------------------------------------------------------------
   General Electric Co           4.4         $210.9        2.52   United States
   Exxon Mobil Corp              1.8          154.5        1.85   United States
   Pfizer, Inc                   3.2          145.4        1.74   United States
   Cisco Systems, Inc            3.3          125.6        1.50   United States
   Marconi Plc                  11.0          118.5        1.42   United Kingdom
   Citigroup, Inc                2.3          118.1        1.41   United States
   Spirent Plc                  12.1          110.7        1.32   United Kingdom
   Nokia Corp                    2.4          108.3        1.30   Finland
   Unilever NV                   1.7          108.1        1.29   Netherlands
   Merck & Co, Inc               1.2          107.7        1.29   United States
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 12/31/2000
--------------------------------------------------------------------------------
                                AVERAGE ANNUAL COMPOUND RATES OF TOTAL RETURN(1)
                                   1 YEAR     5 YEARS    SINCE INCEPTION(2
--------------------------------------------------------------------------------
   GLOBAL EQUITIES ACCOUNT         -16.19%     13.55%           14.07%
   MSCI World Index                -13.18      12.12            12.61
   Lipper Global Fund Index         -8.50      13.19            12.52


--------------------------------------------------------------------------------
     CUMULATIVE RATES OF TOTAL RETURN(1)                         NET ASSETS
   1 YEAR     5 YEARS   SINCE INCEPTION(2)   ANNUAL EXPENSES   (IN  BILLIONS)
--------------------------------------------------------------------------------
    -16.19%     88.77%        213.42%             0.35%              $8.4
    -13.18      77.17         180.34
     -8.50      85.76         177.98



  (1)PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE GLOBAL EQUITIES ACCOUNT. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE UNITS YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

  (2)INCEPTION DATE: 5/1/1992

--------------------------------------------------------------------------------


                 2000 ANNUAL REPORT        College Retirement Equities Fund  o 7

GROWTH ACCOUNT

INVESTMENT OBJECTIVE

The CREF Growth Account seeks a favorable long-term rate of return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.

PORTFOLIO PROFILE

o The account invests at least 80 percent of its assets in common stocks and other equity securities.

o The account uses TIAA-CREF's Dual Investment Management Strategy (see page 4). The Enhanced Index portion aims to exceed the Russell 3000 Growth Index(R).

o The Stock Selection segment can invest in companies of all sizes, including: large, well-known, established companies, particularly when we believe they have new or innovative products, services, or processes that enhance future earnings; smaller, less-seasoned companies with growth potential; and companies in new and emerging areas of the economy.

o The account can buy foreign securities and other instruments if we believe they have superior investment potential. Depending on the investment opportunities, the account may have up to 60 percent of its assets in foreign securities.

PERFORMANCE IN 2000

The CREF Growth Account completed 2000 with a total return of -20.56 percent. This was 1.86 percentage points ahead of its performance benchmark, the Russell 3000 Growth Index, but 9.68 percentage points behind other funds in the Lipper Growth Fund Index. One reason the account's performance trailed its peers is that the Russell 3000 Growth Index is more heavily weighted toward rapidly growing companies than broad market indexes such as the S&P 500 Index, which was down only 9.10 percent for the year. Many funds in the Lipper index use the S&P 500 as their benchmark.

Like similar funds, the CREF Growth Account was hard hit by the slowing U.S. economy and the accompanying volatility in stock values as a whole. Contributing to market volatility were the loss of investor confidence in faltering technology stocks within the Nasdaq, staple investments for many growth funds; interest rate hikes by the Federal Reserve, concerned by signs of an overheating economy early in the year; and a drop in the high consumer spending of the past few years to more historically normal levels.

$10,000 SINCE 4/29/1994 INCEPTION

      [The following table represents a line chart in the printed report.]

               Growth        Russell 3000(R)
               Account         Growth Index
4/1/94         10000              10000
12/31/94       10590              10823
12/31/95       14594              14957
12/31/96       18895              18876
12/31/97       23315              23389
12/31/98       31836              32563
12/31/99       38227              39379
12/31/2000     31779              31965


The graph assumes a $10,000 investment in the CREF Growth Account, on April 29, 1994. It shows that, by the end of 2000, the investment would have grown to $31,779. For comparison, the graph shows how a $10,000 investment in the Russell 3000 Growth Index, the Growth Account's benchmark, did over the same period.

--------------------------------------------------------------------------------

     Within this changing economic environment, the account's strong performance as compared with the benchmark resulted from successful stock selection in the consumer sector. An overweight position in Safeway (up 76 percent for the year) paid off, while an underweight position in Procter & Gamble (down 47 percent) also contributed to performance. The account's investments in Tyco International, which is not in the Russell 3000 Growth Index, boosted returns as well. During the year, the stock's value recovered from earlier accounting concerns, and investors began to favor Tyco and other companies with stable, diversified growth profiles. Additionally, our technology stock picks were strong enough to compensate for that industry's overall weakness. Tech stocks contributing to performance included Ciena Corp., a telecommunications equipment supplier.

     The account's positive results, compared with the benchmark, more than compensated for other factors that affected relative performance negatively. These included stock selections in certain consumer cyclicals, such as Clear Channel Communications and other entertainment and media companies. A slight underweight in the healthcare sector also dampened returns, although this was partially offset by investments in well-performing individual stocks such as Cardinal Health.

     On average, during 2000, individual stock picks made up about 58 percent of the Growth Account's portfolio (Stock Selection subportfolio), while we used quantitative techniques

8  o College Retirement Equities Fund        2000 ANNUAL REPORT
to manage the other 42 percent (Enhanced Index subportfolio). Although some opportunities for advantageous stock selection continued throughout the year, we decreased the actively managed portion to 51 percent because of escalating market volatility and increased the enhanced index segment to 49 percent in the fourth quarter. This enhanced the portfolio's diversity, which helps mitigate the negative effects of volatility on performance.


--------------------------------------------------------------------------------
THE ACCOUNT'S BENCHMARK

The benchmark we use for the CREF Growth Account is the Russell 3000(R) Growth Index, representing the growth sector of the U.S. stock market.

   The Growth Index is a subset of the Russell 3000 Index, which comprehensively measures the U.S. stock market. The Growth Index consists of companies in the Russell 3000 with higher price-to-book ratios and higher forecasted growth rates.

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS OF 12/31/2000


[Table below represents pie chart in the printed piece]

-----------------------------
Technology              46.3%
-----------------------------
Healthcare              21.7%
-----------------------------
Producer Durables        8.1%
-----------------------------
Consumer Cyclical        7.7%
-----------------------------
Consumer Non-cyclical    5.8%
-----------------------------
Utilities                3.3%
-----------------------------
Financial Services       2.3%
-----------------------------
Other                    4.8%
-----------------------------


--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AS OF 12/31/2000
--------------------------------------------------------------------------------

                                    SHARES       MARKET VALUE     PERCENT OF
   COMPANY                   (IN MILLIONS)      (IN MILLIONS)     NET ASSETS
--------------------------------------------------------------------------------
   General Electric Co               20.8              $996.3           7.30
   Pfizer, Inc                       17.1               785.1           5.75
   Cisco Systems, Inc                16.7               640.6           4.69
   Intel Corp                        17.0               511.4           3.75
   EMC Corp                           7.1               474.5           3.48
   Microsoft Corp                    10.1               439.0           3.22
   Oracle Corp                       13.7               399.3           2.93
   Int'l Business Machines Corp       3.3               277.2           2.03
   Merck & Co, Inc                    2.6               241.3           1.77
   Wal-Mart Stores, Inc               4.4               231.7           1.70

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 12/31/2000
--------------------------------------------------------------------------------

                               AVERAGE ANNUAL COMPOUND RATES OF TOTAL RETURN(1)
                                  1 YEAR        5 YEAR      SINCE INCEPTION(2)
--------------------------------------------------------------------------------
   GROWTH ACCOUNT                 -20.56%       17.66%           18.96%
   Russell 3000 Growth Index      -22.42        17.08            19.06
   Lipper Growth Fund Index       -10.88        16.62            17.27


--------------------------------------------------------------------------------
        CUMULATIVE RATES OF TOTAL RETURN(1)                         NET ASSET
  1 YEAR       5 YEARS   SINCE INCEPTION(2)   ANNUAL EXPENSES     (IN BILLIONS)
--------------------------------------------------------------------------------
  -20.56%      125.46%       219.06%              0.31%             $13.6
  -22.42       119.96        220.92
  -10.88       115.69        189.43

  (1)PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES THE OF RETURN FROM THE GROWTH ACCOUNT. FUTURE RETURNS WILL FLUCTUATE, AS WILL VALUE OF INVESTMENT PRINCIPAL. THE UNITS YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

  (2)INCEPTION DATE: 4/29/1994

--------------------------------------------------------------------------------


                2000 ANNUAL REPORT        College Retirement Equities Fund  o  9

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------


                               SUMMARY BY COUNTRY

                                   VALUE (000)        %
                                  ------------     -------
DOMESTIC
   UNITED STATES .............    $ 94,206,051        77.71%
                                  ------------     --------
   TOTAL DOMESTIC ............      94,206,051        77.71
                                  ------------     --------
FOREIGN
   ARGENTINA .................           2,889         0.00
   AUSTRALIA .................         563,357         0.46
   AUSTRIA ...................          22,040         0.02
   BELGIUM ...................         250,624         0.21
   BERMUDA ...................       1,251,641         1.03
   BRAZIL ....................          56,274         0.05
   CANADA ....................       1,150,019         0.95
   DENMARK ...................         149,175         0.12
   FINLAND ...................         757,084         0.62
   FRANCE ....................       2,339,200         1.93
   GERMANY ...................       1,818,195         1.50
   GREECE ....................          18,780         0.02
   HONG KONG .................         317,289         0.26
   HUNGARY ...................           4,603         0.00
   INDIA .....................         188,747         0.16
   IRELAND ...................         219,401         0.18
   ISRAEL ....................           1,604         0.00
   ITALY .....................         951,845         0.79
   JAPAN .....................       4,481,938         3.70
   LUXEMBOURG ................           7,386         0.01
   MALAYSIA ..................           1,002         0.00
   MEXICO ....................          60,765         0.05
   NETHERLANDS ...............       1,806,504         1.49
   NEW ZEALAND ...............          21,686         0.02
   NORWAY ....................          96,281         0.08
   PORTUGAL ..................          64,115         0.05
   SINGAPORE .................         251,782         0.21
   SOUTH AFRICA ..............          61,989         0.05
   SPAIN .....................         606,168         0.50
   SWEDEN ....................         525,199         0.43
   SWITZERLAND ...............       1,635,055         1.35
   TAIWAN ....................           5,471         0.00
   UNITED KINGDOM ............       4,550,369         3.75
                                  ------------     --------
   TOTAL FOREIGN .............      24,238,477        19.99
   SHORT TERM INVESTMENTS ....       2,790,229         2.30
                                  ------------     --------
   TOTAL PORTFOLIO ...........    $121,234,757       100.00%
                                  ============     ========

                       ------------------

 PRINCIPAL                                                           VALUE (000)
-----------                                                         ------------

BONDS--0.04%
  CORPORATE BONDS--0.04%
  AEROSPACE AND DEFENSE--0.00%
                 BAE SYSTEMS PLC
      428,481  (1) 7.450%, 11/30/03 .................................   $   576
                                                                        -------
                   TOTAL AEROSPACE AND DEFENSE.......................       576
                                                                        -------
  CONSUMER CYCLICAL--0.02%
                 EXCEL LEGACY CORP
$       6,000      9.000%, 11/05/04 .................................         5
        3,000      10.000%, 11/05/04 ................................         2
                 SEGA CORP
   20,000,000  (2)e0.000%, 03/31/03 .................................       115
                  SONY CORP
  630,000,000  (2)e1.400%, 03/31/05 .................................    11,475
                 TOWER AUTOMOTIVE, INC
    8,000,000      5.000%, 08/01/04 .................................     5,443
                 UGLY DUCKLING CORP (SUB DEB)
      413,400      12.000%, 10/23/03 ................................       413
                                                                       -------
                   TOTAL CONSUMER CYCLICAL ..........................    17,453
                                                                        -------
  FINANCIAL SERVICES--0.01%
                 BANCA INTESA S.P.A. (CV DEB)
      210,884  (3) 4.700%, 01/01/03 .................................       358
                 BANCA INTESA (CV DEB) (RISP)
       16,220  (3) 3.500%, 01/01/03 .................................        42
                 FUJI BANK
2,580,000,000  (2) 0.250%, 02/01/02 .................................    17,430
                                                                        -------
                   TOTAL FINANCIAL SERVICES .........................    17,830
                                                                        -------
  TECHNOLOGY--0.01%
                 INTERNATIONAL RECTIFIER CORP
    3,000,000      4.250%, 07/15/07 .................................     1,988
                 SOLECTRON CORP
   19,100,000      0.000%, 11/20/20 .................................     9,789
                                                                        -------
                   TOTAL TECHNOLOGY .................................    11,777
                                                                        -------
                 TOTAL CORPORATE BONDS
                   (COST $41,298) ...................................    47,636
                                                                        -------
GOVERNMENT BONDS--0.00%
                 U.S. TREASURY BOND
      325,000      11.750%, 02/15/01 ................................       327
                                                                        -------
                 TOTAL GOVERNMENT BOND
                   (COST $381) ......................................       327
                                                                        -------
                 BONDS
                   (COST $41,679) ...................................    47,963
                                                                        -------


--------------
(1) Denominated in British Pounds
(2) Denominated in Japanese Yen
(3) Denominated in Italian Lira

   SHARES
   ------
PREFERRED STOCK--0.19%
  BASIC INDUSTRIES--0.01%
        1,670       BUHRMANN NV ..................................             5
      900,000       COPENE-PETROQUIMICA DO NORDESTE S.A ..........           277
       60,973       DYCKERHOFF ZEMENTWERKE AG ....................         1,085
       58,800       FREEPORT-MCMORAN COPPER & GOLD ...............           588
      132,287       SEALED AIR CORP (CLASS A) ....................         4,266
      475,800       USINAS SIDER MINAS GERAIS S.A ................         2,142
       88,032     * VALE DO RIO DOCE NAVEGACAO S.A
                    SERIES A .....................................         2,143
                                                                    ------------
                    TOTAL BASIC INDUSTRIES .......................        10,506
                                                                    ------------
CONSUMER CYCLICAL--0.05%

      210,200       HARCOURT GENERAL, INC SERIES A ...............        16,585
        5,680       HUGO BOSS AG .................................         1,520
       12,017       MAN AG .......................................           239
    4,669,317       NEWS CORP LTD ( LTD- VOTE) ...................        33,213
      115,446     * O'SULLIVAN INDUSTRIES HOLDINGS, INC ..........            49
       18,300       PRICE ENTERPRISES, INC .......................           265
      118,791     * PROSIEBEN SAT.1 MEDIA AG .....................         3,536
       37,841     e VOLKSWAGEN AG ................................         1,158
                                                                    ------------
                    TOTAL CONSUMER CYCLICAL ......................        56,565
                                                                    ------------
CONSUMER NON-CYCLICAL--0.00%
    8,300,000     BOMBRIL S.A ....................................            74
   15,255,500     COMPANHIA DE BEDIDAS DAS AMERICAS ..............         3,677
                                                                    ------------
                  TOTAL CONSUMER NON-CYCLICAL ....................         3,751
                                                                    ------------
ENERGY--0.01%
   82,969,707     CEMIG S.A ......................................         1,200
      205,239     PETROBRAS S.A ..................................         4,818
                                                                    ------------
                  TOTAL ENERGY ...................................         6,018
                                                                    ------------

10  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  FINANCIAL SERVICES--0.03%
   22,520,000       BANCO ITAU S.A ...............................         2,137
    7,100,000       BANESPA S.A. SERV TECNICOS E ADMIN ...........           218
  657,424,171       BRADESCO S.A .................................         4,720
       44,034     * CORRECTIONS CORP OF AMERICA (CLASS B) ........           319
          161     * CRIIMI MAE, INC ..............................             1
       23,604     * INTERNATIONALE NEDERLANDEN GROEP NV ..........            78
       18,432       KIMCO REALTY CORP SERIES D ...................           503
      205,000       MARSCHOLLER LAUT UND PARTNER .................        22,423
       11,020     * PRIME RETAIL, INC ............................            65
                                                                    ------------
                    TOTAL FINANCIAL SERVICES .....................        30,464
                                                                    ------------
  HEALTH CARE--0.01%
      941,176     * ADVANCED MEDICINE SERIES C ...................         8,471
      444,445     * ADVANCED MEDICINE SERIES D ...................         4,000
      816,100     * FRESENIUS MEDICAL CARE HOLDINGS ..............            24
        8,534     e MEDIQ, INC SERIES ............................             2
    2,758,725    f* NETGENICS, IND CV SERIES D ...................         6,345
                                                                    ------------
                    TOTAL HEALTH CARE ............................        18,842
                                                                    ------------
  TECHNOLOGY--0.02%
      185,108       SAP AG .......................................        26,209
        9,807       SUPERIOR TRUST I SERIES A ....................            66
                                                                    ------------
                    TOTAL TECHNOLOGY .............................        26,275
                                                                    ------------
  TRANSPORTATION--0.02%
      495,900       UNION PACIFIC CAPITAL TRUST ..................        23,183
                                                                    ------------
                    TOTAL TRANSPORTATION .........................        23,183
                                                                    ------------
  UTILITIES--0.04%
      668,800       COMCAST CORP 10/15/29 ........................        28,758
       50,000     * COMCAST CORP 11/15/29 ........................         1,942
   23,122,930       ELECTROBRAS S.A. SERIES B ....................           427
  147,565,624       EMBRATEL PARTICIPACOES S.A ...................         2,240
  169,544,371       TELECENTROESTE CELULAR PART S.A ..............           589
  242,267,124       TELECENTRO-SUL PARTICIPACOES S.A .............         2,783
  211,923,134       TELENORTE-LESTE PARTICIPACOES S.A ............         4,564
   66,270,911       TELESP CELULAR S.A ...........................           698
  190,267,124       TELESUL CELULAR PARTICIPACOES S.A ............           503
      150,000     * VIATEL FIN TRUST .............................           887
                                                                    ------------
                    TOTAL UTILITIES ..............................        43,391
                                                                    ------------
  TOTAL PREFERRED STOCK
                    (COST $ 217,144) .............................       218,995
                                                                    ------------
COMMON STOCK--98.77%
  AEROSPACE AND DEFENSE--0.91%
      161,225       AAR CORP .....................................         2,035
       76,900     * ALLIANT TECHSYSTEMS, INC .....................         5,133
      100,800     * ARMOR HOLDINGS, INC ..........................         1,758
    5,605,086       BAE SYSTEMS PLC ..............................        31,984
    5,519,682       BOEING CO ....................................       364,299
      635,760     * ECHOSTAR COMMUNICATIONS CORP (CLASS A) .......        14,464
       50,000       EMPRESA BRASILEIRA DE AERONAUTICA S.A ........           317
    1,931,674       GENERAL DYNAMICS CORP ........................       150,671
    7,998,585     * GENERAL MOTORS CORP (CLASS H) ................       183,967
       47,373       HEICO CORP ...................................           740
      130,030     * HEXCEL CORP ..................................         1,162
      126,900       KAMAN CORP (CLASS A) .........................         2,141
    2,392,762       LOCKHEED MARTIN CORP .........................        81,234
       25,700     * MOOG, INC (CLASS A) ..........................           745
      196,050    e* MOTIENT CORP .................................           784
      359,975       NORTHROP GRUMMAN CORP ........................        29,878
      186,617     * ORBITAL SCIENCES CORP ........................           770
      140,142     * PANAMSAT CORP ................................         4,861
      180,200     * PEGASUS COMMUNICATIONS CORP ..................         4,640
      270,200       PERKINELMER, INC .............................        28,371
      233,500       PRECISION CAST PARTS CORP ....................         9,822
    1,101,798       RAYTHEON CO (CLASS A) ........................        31,952
      830,151       RAYTHEON CO (CLASS B) ........................        25,787
      223,050     * REMEC, INC ...................................         2,147
   13,544,141     * ROLLS-ROYCE PLC ..............................        40,110
      767,414       SMITH GROUP PLC ..............................         9,263
      169,701     * TELEDYNE TECHNOLOGIES, INC ...................         4,009
      942,382       THALES.EX THOMSON CFS ........................        45,169
       70,130     * TRIUMPH GROUP, INC ...........................         2,875
       48,648     * ZODIAC S.A ...................................        13,429
                                                                    ------------
                    TOTAL AEROSPACE AND DEFENSE ..................     1,094,517
                                                                    ------------
  BASIC INDUSTRIES--3.29%
      726,350       ABITIBI CONSOLIDATED, INC ....................         6,674
       88,365       ACCIONA S.A ..................................         3,236
       73,450       ACERINOX S.A .................................         2,241
       22,940    b* ACME METALS, INC .............................             0
       54,267       ACS ACTIVIDADES DE CONSTRUCCION Y
                    SERVICIOS S.A ................................         1,279
       88,940  b,e* AGRIBIOTECH, INC .............................             0
      240,700       AGRIUM, INC ..................................         3,469
    1,402,726       AIR PRODUCTS & CHEMICALS, INC ................        57,512
      293,550     * AIRGAS, INC ..................................         2,000
      321,339       AK STEEL HOLDINGS CORP .......................         2,812
    1,821,735       AKZO NOBEL NV ................................        97,836
      181,570     * ALBANY INTERNATIONAL CORP (CLASS A) NEW ......         2,440
      139,506       ALBEMARLE CORP ...............................         3,453
      690,527       ALCAN ALUMINIUM CO LTD (CANADA) ..............        23,608
       67,546     * ALCAN ALUMINIUM LTD (SWITZERLAND) ............         2,376
    8,616,575       ALCOA, INC ...................................       288,655
      563,651       ALLEGHENY TECHNOLOGIES, INC ..................         8,948
      110,334     * ALLTRISTA CORP ...............................         1,490
      164,150       AMCOL INTERNATIONAL CORP .....................           780
      448,652     e AMCOR LTD ....................................         1,308
      431,448     * AMERICAN STANDARD COS, INC ...................        21,276
      158,722       ANGLO AMERICAN PLATINUM CORP LTD .............         7,380
       41,187       ANGLOGOLD LTD ................................         1,202
      224,864       APTARGROUP, INC ..............................         6,605
       87,600       ARACRUZ CELLULOSE S.A. (SPON ADR) ............         1,309
      113,445       ARCH CHEMICALS, INC ..........................         2,014
      345,389       ARCH COAL, INC ...............................         4,879
      222,084     e ARMSTRONG HOLDINGS, INC ......................           458
    1,282,000     e ASAHI GLASS CO LTD ...........................        10,586
    6,892,000       ASAHI KASEI CORP .............................        39,711
       34,301       ASKO OYJ SERIES A ............................           604
      106,205       ASSIDOMAN AB .................................         2,139
       75,000       ASTRAZENECA PLC (SPONS ADR) ..................         3,863
       83,168       ASTRUIANA DE ZINC S.A. MINES .................           726
      176,700    b* ATKINSON (G.F.) CO OF CALIFORNIA .............             0
       42,800     * AVATAR HOLDINGS, INC .........................           904
        3,600    e* AVIATION SALES CO ............................             9
      195,536       BALL CORP ....................................         9,007
      293,214       BARRATT DEVELOPMENTS PLC .....................         1,301
      826,713       BARRICK GOLD CORP ............................        13,546
       52,000       BARRICK GOLD CORP (U.S.) .....................           852
    1,475,959     e BASF AG ......................................        67,141
      888,550     * BATTLE MOUNTAIN GOLD CO ......................         1,499
    1,011,489     e BAYER AG .....................................        53,277
      277,200       BEMIS CO .....................................         9,304
      178,198       BERKELEY GROUP PLC ...........................         2,010
      817,732     * BETHLEHEM STEEL CORP .........................         1,431
    4,695,412       BHP LTD ......................................        49,461
       47,281       BILFINGER & BERGER BAU AG ....................           577
      597,297       BLACK & DECKER CORP ..........................        23,444
      647,629       BLUE CIRCLE INDUSTRIES PLC ...................         4,266
      539,787       BOC GROUP PLC ................................         8,200
       22,143       BOHLER-UDDEHOLM AG. (BR) .....................           717
      271,632       BOISE CASCADE CORP ...........................         9,134
      843,218     e BORAL LTD ....................................           970
      373,496       BOWATER, INC .................................        21,056
       72,700       BRUSH ENGINEERED MATERIALS, INC ..............         1,468
      256,527     * BUCKEYE TECHNOLOGIES, INC ....................         3,607


       SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report     o  11

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 ----------                                                          ----------
  BASIC INDUSTRIES--(CONTINUED)
       68,103       BUDERUS AG ...................................  $      1,426
       89,944     e BUHRMANN NV ..................................         2,411
      532,900       CABOT CORP ...................................        14,055
      157,579     * CABOT MICROELECTRONICS CORP ..................         8,184
      212,881       CALGON CARBON CORP ...........................         1,211
      145,500       CAMBREX CORP .................................         6,584
      268,500       CAMECO CORP ..................................         4,692
      212,100       CARAUSTAR INDUSTRIES, INC ....................         1,988
          800     * CARBIDE/GRAPHITE GROUP, INC ..................             2
      176,100       CARLISLE COS, INC ............................         7,561
      117,922       CARPENTER TECHNOLOGY CORP ....................         4,127
          600       CARRILLION PLC ...............................             1
    3,611,497       CARTER HOLT HARVEY LTD .......................         2,621
       63,000       CCL INDUSTRIES, INC (CLASS B) ................           367
      392,000     * CELGENE CORP .................................        12,740
      274,448       CEMENTIR S.P.A ...............................           390
    1,462,077       CEMEX S.A. DE CV-CPO .........................         5,288
       42,500       CENTEX CONSTRUCTION PRODUCTS, INC ............         1,161
      284,662       CENTEX CORP ..................................        10,693
        3,600       CENTURY ALUMINUM CO ..........................            41
      253,003     * CHAMPION ENTERPRISES, INC ....................           696
       36,900       CHEMED CORP ..................................         1,241
      129,000       CHEMFIRST, INC ...............................         2,846
       90,100       CHESAPEAKE CORP ..............................         1,853
        1,000     * CHIYODA CORP .................................             1
      120,570       CIMPOR CIMENTOS DE PORTUGAL ..................         3,011
      159,750       CLARCOR, INC .................................         3,305
      581,614       CLAYTON HOMES, INC ...........................         6,689
       66,381       CLEVELAND CLIFFS, INC ........................         1,431
       19,000    e* COEUR D'ALENE MINES CORP .....................            18
      279,949     * COLLINS & AIKMAN CORP ........................         1,172
      152,600     * COMFORT SYSTEMS U.S.A., INC ..................           324
      303,638       COMINCO LTD ..................................         5,064
       91,021       COMMERCIAL METALS CO .........................         2,025
   97,075,000       COMPANIA SIDERURGICA NACIONAL S.A ............         3,091
      495,690       CONSOL ENERGY, INC ...........................        13,848
    4,523,550       CORUS GROUP PLC ..............................         4,764
      137,427       CRH PLC (IRELAND) ............................         2,557
    3,520,509       CRH PLC (UNITED KINGDOM) .....................        65,621
      686,934       CROMPTON CORP ................................         7,213
       42,500     * CROSSMANN COMMUNITIES, INC ...................           893
      847,375       CROWN CORK & SEAL CO, INC ....................         6,302
        3,305    b* CROWN VANTAGE, INC ...........................             0
      951,777     e CSR LTD ......................................         2,475
      237,157     * CYTEC INDUSTRIES, INC ........................         9,471
    4,641,714       DAICEL CHEMICAL INDUSTRIES LTD ...............        14,104
    1,076,000       DAINIPPON INK & CHEMICAL, INC ................         3,204
      149,241       DAITO TRUST CONSTRUCTION CO LTD ..............         2,679
    1,043,000       DAIWA HOUSE INDUSTRY CO LTD ..................         6,485
      301,900     * DAL-TILE INTERNATIONAL, INC ..................         4,283
       96,525     * DEL WEBB CORP ................................         2,823
      882,074     * DELTA GOLD LTD ...............................           564
       62,808       DELTIC TIMBER CORP ...........................         1,500
      674,000       DENKI KAGKU KOGYO ............................         2,319
      135,400     * DIONEX CORP ..................................         4,671
      142,764       DOFASCO, INC .................................         1,910
      432,200       DOMTAR, INC ..................................         3,899
    4,371,249       DOW CHEMICAL CO ..............................       160,097
      980,360       DRAGADOS Y CONSTRUCCIONES S.A ................        10,677
      347,507       DSM NV .......................................        12,173
    6,930,707       DU PONT (E.I.) DE NEMOURS & CO ...............       334,840
        5,308       DYCKERHOFF AG ................................           127
      407,780    e* EARTHSHELL CORP ..............................           522
      521,798       EASTMAN CHEMICAL CO ..........................        25,438
            4     * ECOGEN, INC ..................................             0
      633,950       ECOLAB, INC ..................................        27,379
      111,750       ELCOR CORP ...................................         1,886
       69,051       ELKEM AS .....................................         1,104
       49,600    e* EMCOR GROUP, INC .............................         1,265
      344,477     * ENCOMPASS SERVICES CORP ......................         1,744
        6,050     * ENCORE WIRE CORP .............................            35
       84,500     * ENERGY CONVERSION DEVICES, INC ...............         1,711
      660,455       ENGELHARD CORP ...............................        13,457
       13,213       ERAMET .......................................           540
      202,000       ETHYL CORP ...................................           290
        2,100    b* FAMILY GOLF CENTERS, INC .....................             0
      202,571       FERRO CORP ...................................         4,659
      190,600       FLEETWOOD ENTERPRISES, INC ...................         2,001
    1,015,935     * FLETCHER CHALLENGE LTD (BUILDING DIVISION) ...           881
    1,132,663     * FLETCHER CHALLENGE LTD (FORESTS DIVISION) ....           140
       93,638       FLORIDA ROCK INDUSTRIES, INC .................         3,664
      420,500     * FLUOR CORP (NEW) .............................        13,903
      136,167     * FMC CORP .....................................         9,761
       20,800     * FOAMEX INTERNATIONAL, INC ....................           112
      236,644       FOMENTO CONSTRUCCIONES Y CONTRATAS S.A .......         4,488
        2,857       FORBO HOLDINGS AG. (REGD) ....................         1,287
      225,602       FOSTER WHEELER CORP ..........................         1,184
      588,328     * FREEPORT - MCMORAN COPPER & GOLD, INC
                      (CLASS A) ..................................         4,854
      150,364     * FREEPORT-MCMORAN COPPER & GOLD, INC
                    (CLASS B) ....................................         1,287
        1,000     * FUJITA CORP ..................................             0
       78,524       FULLER (H.B.) CO .............................         3,098
      531,188     * GAYLORD CONTAINER CORP (CLASS A) .............           531
       34,160       GENTEK, INC ..................................           564
      185,081       GEORGIA GULF CORP ............................         3,158
    1,195,057       GEORGIA-PACIFIC CORP (PACKING GROUP) .........        37,196
      470,100       GEORGIA-PACIFIC CORP (TIMBER GROUP) ..........        14,074
       98,500       GIBRALTAR STEEL CORP .........................         1,730
      168,548       GLATFELTER (P.H.) CO .........................         2,098
        6,738     e GLAVERBEL S.A ................................           505
           58     e GLAVERBEL STRIP NPV (VVPR) ...................             0
      200,000       GOLD FIELDS LTD ..............................           679
      514,618       GOODRICH (B.F.) CO ...........................        18,719
      382,300     * GRACE W.R. & CO ..............................         1,219
      111,849       GRANITE CONSTRUCTION, INC ....................         3,237
      279,500       GREAT LAKES CHEMICAL CORP ....................        10,394
       50,400       GREIF BROTHERS CORP (CLASS A) ................         1,436
       47,941       GRUPO EMPRESARIAL ENCE S.A ...................           783
    1,994,996       HANSON PLC ...................................        13,679
      202,000     * HASEKO CORP ..................................            64
        1,000     * HAZAMA-GUMI LTD ..............................             0
       34,500     * HECLA MINING CO ..............................            17
       23,132       HEIDELBERGER ZEMENT AG. (BELGIUM) ............         1,019
       54,607       HEIDELBERGER ZEMENT AG. (GERMANY) ............         2,487
       23,132       HEIDELBERGER ZEMENT AG. (STRIP VVPR) .........             0
      629,850       HERCULES, INC ................................        12,007
      974,000       HIMACHAL FUTURISTIC COMMUNICATIONS LTD .......        26,583
       83,074       HOCHTIEF AG ..................................         1,630
       13,123       HOLDERBANK FINANCIERE GLARUS AG
                      (BR) SERIES B ..............................        15,791
        1,352       HOLDERBANK FINANCIERE GLARUS AG
                      (REGD) SERIES B ............................           442
    1,570,424       HOMESTAKE MINING CO ..........................         6,576
      311,566       HORTON (D.R.), INC ...........................         7,614
      490,979       ICN PHARMACEUTICALS, INC .....................        15,067
      235,752       ILUKA RESOURCES LTD ..........................           542
      538,492       IMC GLOBAL, INC ..............................         8,380
       56,785       IMERYS S.A ...................................         6,451
       56,891       IMPALA PLATINUM HOLDINGS LTD .................         2,899
      529,369       IMPERIAL CHEMICAL INDUSTRIES PLC .............         4,365
      726,510       IMPREGILO S.P.A ..............................           396
      621,245       INAX CORP ....................................         3,139

12 o 2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  BASIC INDUSTRIES--(CONTINUED)
      700,858     * INCO LTD CO ..................................  $     11,712
      560,000     * INCO LTD CO (U.S.) ...........................         9,386
      112,800     * INSITUFORM TECHNOLOGIES, INC (CLASS A) .......         4,498
      191,200     * INTEGRATED ELECTRICAL SERVICES, INC ..........         1,135
    2,839,987       INTERNATIONAL PAPER CO .......................       115,907
      158,800     * INTERNATIONAL SPECIALTY PRODUCTS, INC ........         1,062
       62,600       INTERPOOL, INC ...............................         1,068
      252,588     * ISCOR LTD ....................................           417
      342,000     * ISHIHARA SANGYO KAISHA LTD ...................           611
      160,293     e ITALCEMENTI S.P.A ............................         1,341
       72,574       ITALCEMENTI S.P.A. (S/S) .....................           290
      123,450     * IVEX PACKAGING CORP ..........................         1,350
      144,497     * JACOBS ENGINEERING GROUP, INC ................         6,674
      392,145       JAMES HARDIE INDUSTRIES LTD ..................           784
      550,000     * JAPAN STEEL WORKS LTD ........................           443
    2,936,002       JEFFERSON SMURFIT GROUP PLC ..................         5,789
      187,000     e JGC CONSTRUCTION CORP ........................         1,276
      452,330       JOHNSON MATTHEY PLC ..........................         7,129
      157,100     * KAISER ALUMINUM CORP .........................           579
      644,000       KAJIMA CORP ..................................         1,788
          750       KANDENKO CO LTD ..............................             4
      360,000     e KANEKA CORP ..................................         3,408
      280,259       KAUFMAN & BROAD HOME CORP ....................         9,441
    2,796,000       KAWASAKI STEEL CORP ..........................         2,889
      112,937       KEMIRA OYJ ...................................           573
    3,059,255       KIMBERLY-CLARK CORP ..........................       216,259
      589,000       KINDEN CORP ..................................         3,378
        8,000     * KOMATSU CONSTRUCTION CO LTD ..................             9
      544,000       KUREHA CHEMICAL INDUSTRY CO LTD ..............         1,305
      181,823       LAFARGE CORP .................................         4,296
       34,880     e LAFARGE S.A. (BR) ............................         2,924
       31,420     f LAFARGE S.A. (REGD) ..........................         2,634
       72,368     f LAFARGE S.A. (REGD) 2001 .....................         6,068
      122,781       L'AIR LIQUIDE ................................        18,318
       36,242     f L'AIR LIQUIDE S.A. (REGD) ....................         5,407
       60,500     * L'AIR LIQUIDE S.A. (REGD) 2001 ...............         9,026
      372,219       LEIGHTON HOLDINGS LTD ........................         1,305
      285,334       LENNAR CORP ..................................        10,343
      112,073       LENNOX INTERNATIONAL, INC ....................           869
        3,900       LENZING AG ...................................           293
       50,781     e LINDE AG .....................................         2,465
          900       LIQUI-BOX CORP ...............................            34
      147,259     * LONE STAR TECHNOLOGIES, INC ..................         5,669
      303,700       LONGVIEW FIBRE CO ............................         4,100
        4,595       LONMIN PLC ...................................            67
        3,449       LONZA AG. (REGD) .............................         2,005
      584,605       LOUISIANA PACIFIC CORP .......................         5,919
      628,013     e LTV CORP .....................................           216
      311,831       LUBRIZOL CORP ................................         8,030
      456,711       LYONDELL CHEMICAL CO .........................         6,993
       98,100       MACDERMID, INC ...............................         1,864
      300,000       MAEDA ROAD CONSTRUCTION CO LTD ...............         1,222
      300,694       MARTIN MARIETTA MATERIALS, INC ...............        12,719
    2,607,220       MASCO CORP ...................................        66,973
      420,500       MASSEY ENERGY CO .............................         5,361
       93,400     * MATTSON TECHNOLOGY, INC ......................           963
       12,200       MAYR-MELNHOF KARTON AG .......................           538
      127,800       MDC HOLDINGS, INC ............................         4,211
      672,532       MEAD CORP ....................................        21,101
      147,300       METALS U.S.A., INC ...........................           414
      636,100     * METHANEX CORP ................................         4,087
      322,124       METRIS COS, INC ..............................         8,476
      371,824       MILLENNIUM CHEMICAL, INC .....................         6,739
    2,799,377     e MIM HOLDINGS LTD .............................         1,805
       98,900       MINERALS TECHNOLOGIES, INC ...................         3,381
          836       MISAWA HOMES CO LTD ..........................             2
    3,405,000       MITSUBISHI CHEMICAL CORP .....................         8,975
    1,091,000       MITSUBISHI GAS CHEMICAL CO, INC ..............         3,296
    1,337,000     e MITSUBISHI MATERIALS CORP ....................         3,196
      861,000       MITSUBISHI PAPER MILLS LTD ...................         1,802
          400       MITSUI CHEMICALS, INC ........................             2
      641,000       MITSUI MINING & SMELTING CO LTD ..............         4,939
       46,100     * MOBILE MINI, INC .............................         1,060
      214,100     * MUELLER INDUSTRIES, INC ......................         5,741
      275,100     * NAMPAK LTD ...................................           405
          450       NATIONAL IRON & STEEL MILLS LTD ..............             1
      130,650       NATIONAL STEEL CORP (CLASS B) ................           155
       15,800       NCH CORP .....................................           600
      106,500     * NCI BUILDING SYSTEMS, INC ....................         2,004
        1,136       NEW WORLD INFRASTUCTURE LTD ..................             1
      407,936       NEWCREST MINING LTD ..........................           991
      954,816       NEWMONT MINING CORP ..........................        16,292
      480,500       NEXFOR, INC ..................................         2,271
        1,000     * NIPPON DENKO CO LTD ..........................             1
    1,616,000       NIPPON LIGHT METAL CO LTD ....................         1,231
      543,000       NIPPON OIL & FATS CO LTD .....................         1,113
    1,629,000       NIPPON PAPER INDUSTRIES CO ...................         9,714
      431,000       NIPPON SHEET GLASS CO LTD ....................         5,261
      170,000       NIPPON SHOKUBAI CO LTD .......................           652
    8,123,000       NIPPON STEEL CORP ............................        13,444
      658,000     e NISHIMATSU CONSTRUCTION CO LTD ...............         2,247
          200     e NKK CORP .....................................             0
      124,000       NL INDUSTRIES, INC ...........................         3,007
      623,700       NORANDA, INC .................................         6,208
    1,134,770       NORMANDY MINING LTD ..........................           612
       36,795       NORSKE SKOGINDUSTRIER ASA SERIES A ...........         1,548
        2,400       NORSKE SKOGINDUSTRIER ASA ....................            79
       53,500     * NORTEK, INC ..................................         1,267
      750,153       NOVAR PLC ....................................         2,252
       68,279     * NOVOZYMES A/S (CLASS B) ......................         1,366
      100,700     * NS GROUP, INC ................................           952
      408,354       NUCOR CORP ...................................        16,207
       56,143     * NVR, INC .....................................         6,939
      275,705     * OAK TECHNOLOGY, INC ..........................         2,395
      135,490     * OAKLEY, INC ..................................         1,829
    1,252,000       OBAYASHI CORP ................................         5,394
    1,408,334       OJI PAPER CO LTD .............................         7,276
      616,000       OKUMURA CORP .................................         2,077
      214,490       OLIN CORP ....................................         4,746
      115,600       OM GROUP, INC ................................         6,315
      204,624       OMNOVA SOLUTIONS, INC ........................         1,228
      568,750     * ONESTEEL LTD .................................           300
      188,345       ORICA LTD ....................................           603
      175,890     e OUTOKUMPU OYJ SERIES A .......................         1,329
      302,058   b,e OWENS CORNING CO .............................           245
      935,981     * OWENS ILLINOIS, INC ..........................         5,323
      237,800     * PACKAGING CORP OF AMERICA ....................         3,835
      995,046     * PACTIV CORP ..................................        12,314
       71,325     * PALM HARBOR HOMES, INC .......................         1,123
      366,315       PAPERLINX LTD ................................           674
      165,334       PECHINEY S.A .................................         7,558
        7,100       PENN ENGINEERING & MANUFACTURING CORP ........           250
       29,200       PENN VIRGINIA CORP ...........................           969
      284,000       PENTA OCEAN CONSTRUCTION CO LTD ..............           331
      271,200       PENTAIR, INC .................................         6,560
           50     * PENWEST PHARMACEUTICALS CO ...................             1
      530,619       PHELPS DODGE CORP ............................        29,615
          100     * PHILIP SERVICES CORP .........................             0
    1,220,558     * PILKINGTON PLC ...............................         2,024
      692,675       PLACER DOME, INC .............................         6,664
       21,448       PLACER DOME, INC (U.S.) ......................           206
      279,600     e PLUM CREEK TIMBER CO, INC ....................         7,270
      545,584       POLYONE CORP .................................         3,205

       SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report    o   13

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  BASIC INDUSTRIES--(CONTINUED)
       76,900       POPE & TALBOT, INC ...........................  $      1,293
       31,154       PORTLAND VALDERRIVAS S.A .....................           597
       79,788       PORTUCEL INDUSTRIA EMPRESA ...................           543
      157,737       POTASH CORP OF SASKATCHEWAN, INC .............        12,319
       85,000       POTASH CORP OF SASKATCHEWAN, INC (U.S.) ......         6,657
       93,059       POTLATCH CORP ................................         3,123
      931,700       PPG INDUSTRIES, INC ..........................        43,149
    1,167,680       PRAXAIR, INC .................................        51,816
        1,000       PRESTIGE PROPERTY HOLDINGS LTD ...............             0
      176,361       PULTE CORP ...................................         7,440
       85,129       QUANEX CORP ..................................         1,713
      182,425     e RAUTARUUKKI OYJ SERIES K .....................           654
      159,939       RAYONIER, INC ................................         6,368
    1,038,020     * RELIANCE INDUSTRIES LTD ......................         7,529
      121,050       RELIANCE STEEL & ALUMINUM CO .................         2,996
      733,425       REXAM PLC ....................................         2,465
       17,730       RHI AG .......................................           350
      889,394     e RIO TINTO LTD ................................        14,549
    2,618,934       RIO TINTO LTD PLC (REGD) .....................        46,085
       76,365       RMC GROUP PLC ................................           672
       72,000       ROCK-TENN CO (CLASS A) .......................           536
    1,259,094       ROHM & HAAS CO ...............................        45,721
      347,057       RPM, INC .....................................         2,972
       95,400     * RTI INTERNATIONAL METALS, INC ................         1,365
      133,337       RYERSON TULL, INC ............................         1,100
       86,300       RYLAND GROUP, INC ............................         3,517
          550    e* SANKYO ALUMINIUM INDUSTRY CO LTD .............             0
      428,000       SANWA SHUTTER CORP ...........................           858
       42,189     e SAPA AB ......................................           617
      153,929       SAPPI LTD ....................................         1,100
      474,984       SASOL LTD ....................................         3,071
      836,590     e SCA AB SERIES B ..............................        17,777
      175,677       SCHULMAN (A.), INC ...........................         2,020
      162,000     * SCICLONE PHARMACEUTICALS, INC ................           648
      310,367     * SEALED AIR CORP ..............................         9,466
    1,207,000       SEKISUI CHEMICAL CO LTD ......................         3,435
    1,008,150       SEKISUI HOUSE LTD ............................         9,225
      235,800     * SHAW GROUP, INC ..............................        11,790
      741,111       SHERWIN-WILLIAMS CO ..........................        19,500
      549,000       SHIMIZU CORP .................................         1,625
    1,863,745       SHIN-ETSU CHEMICAL CO LTD ....................        71,808
       24,700       SHO-BOND CORP ................................           340
    1,255,378     * SHOWA DENKO K.K ..............................         1,715
      471,914       SIGMA ALDRICH CORP ...........................        18,552
       12,100     * SILGAN HOLDINGS, INC .........................           109
       49,800     * SIMPSON MANUFACTURING CO, INC ................         2,540
      102,511     e SKANSKA AB SERIES B FREE .....................         4,237
       51,518       SKYLINE CORP .................................           976
      579,079       SMURFIT (JEFFERSON) GROUP PLC ................         1,112
    2,782,336     * SMURFIT-STONE CONTAINER CORP .................        41,561
    5,399,571       SNIA S.P.A ...................................        11,660
      604,880       SOLUTIA, INC .................................         7,259
       76,634       SOLVAY S.A ...................................         4,274
      598,161       SONOCO PRODUCTS CO ...........................        12,935
       43,234       SONS OF GWALIA LTD ...........................           148
      112,100       SOUTHERN PERU COPPER CORP ....................         1,443
       91,300       SPARTECH CORP ................................         1,877
          400     * SPECIAL METALS CORP ..........................             1
      188,426       COMPAGNIE DE SAINT-GOBAIN S.A ................        29,598
      176,400       ST. JOE CO ...................................         3,881
      139,951       STANDARD-PACIFIC CORP ........................         3,271
      435,636       STANLEY WORKS CO .............................        13,586
       34,000     f STARRETT (L.S.) CO (CLASS B) .................           799
      252,300     * STEEL DYNAMICS, INC ..........................         2,775
      252,412     * STILLWATER MINING CO .........................         9,932
       55,919    b* STONE & WEBSTER, INC .........................            70
      175,378     * STORA ENSO OYJ (SPONS ADR) ...................         2,061
    2,515,000       SUMITOMO CHEMICAL CO LTD .....................        12,487
      274,000       SUMITOMO FORESTRY CO LTD .....................         1,931
    8,102,000     * SUMITOMO METAL INDUSTRIES LTD ................         4,611
      771,000     e SUMITOMO METAL MINING CO LTD .................         4,037
      352,687       SUMITOMO OSAKA CEMENT CO LTD .................         1,180
        6,800    b* SUNSHINE MINING & REFINING CO ....... ........             0
       18,000     * SUZUNUI INDUSTRY CO LTD ......................            19
       79,050     e SVENSKT STAL AB (SAAB) SERIES A ..............           754
      142,387     e SVENSKT STAL AB SERIES B .....................         1,290
       71,603     * SYNGENTA AG ..................................         3,844
        9,319     * SYNGENTA AG. ADR .............................           102
    2,440,200       TAIHEIYO CEMENT CORP .........................         4,188
    1,769,000       TAISEI CORP ..................................         3,547
      638,568       TAYLOR WOODROW PLC ...........................         1,703
      292,116     * TECHNE CORP ..................................        10,534
      114,400       TECK CORP LTD (CLASS B) ......................         1,082
      229,890       TEMPLE-INLAND, INC ...........................        12,328
      120,471       TEXAS INDUSTRIES, INC ........................         3,614
      702,199     e THYSSENKRUPP AG ..............................        10,878
        1,000       TOA CORP .....................................             1
      360,000       TODA CONSTRUCTION CO .........................         1,649
      124,066     * TOLL BROTHERS, INC ...........................         5,071
    4,881,000       TOSOH CORP ...................................        13,378
      278,380       TOSTEM CORP ..................................         3,459
      440,500     e TOTO LTD .....................................         3,144
      483,900       TOYO SEIKAN KAISHA LTD .......................         7,881
      349,730     * TRANSURBAN GROUP .............................           886
      152,769       TREDEGAR CORP ................................         2,664
      134,522     e TRELLEBORG AB SERIES B FREE ..................           969
       33,700     * TREX CO, INC .................................           849
       64,000       TUBOS DE ACERO DE MEXICO S.A .................           879
      593,000       UBE INDUSTRIES LTD ...........................         1,335
      686,438       UNION CARBIDE CORP ...........................        36,939
       29,718     e UNION MINIERE GROUP S.A ......................         1,116
       82,700       UNIVERSAL FOREST PRODUCTS, INC ...............         1,096
      236,474     e UPM-KYMMENE OYJ ..............................         8,115
      168,220       URALITA S.A ..................................           963
       78,100     * URS CORP .....................................         1,147
        1,500       US AGGREGATES, INC ...........................            12
      508,620       USEC, INC ....................................         2,193
      241,920     e USG CORP .....................................         5,443
      286,252       USINOR .......................................         3,779
      504,653       USX-US STEEL GROUP, INC ......................         9,084
       54,520     * VELOCITYHSI, INC .............................             1
      138,060       VINCI ........................................         8,490
        1,744       VOEST-ALPINE STAHL AG ........................            48
      536,183       VULCAN MATERIALS CO ..........................        25,670
      165,300     * WASHINGTON GROUP INTERNATIONAL, INC ..........         1,353
       17,039     * WASHINGTON GROUP INTERNATIONAL, INC
                    WT 03/11/03 ..................................            34
      116,000       WATSCO, INC ..................................         1,336
      301,532       WAUSAU-MOSINEE PAPER CORP ....................         3,053
      126,400       WD-40 CO .....................................         2,457
       32,300     * WEIRTON STEEL CORP ...........................            38
      187,700       WELLMAN, INC .................................         2,651
       62,487       WEST PHARMACEUTICAL SERVICES, INC ............         1,535
      638,521       WESTVACO CORP ................................        18,637
    1,554,354       WEYERHAEUSER CO ..............................        78,883
       61,820       WIENERBERGER BAUSTOFF AG .....................         1,110
      540,372       WILLAMETTE INDUSTRIES, INC ...................        25,364
      395,505       WIMPEY (GEORGE) LTD ..........................           886
    4,469,275     e WMC LTD ......................................        19,017
      753,806       WOLSELEY PLC .................................         5,180
       84,200     * WOLVERINE TUBE, INC ..........................         1,010
      420,912       WORTHINGTON INDUSTRIES, INC ..................         3,394
      178,900       YORK INTERNATIONAL CORP ......................         5,490
                                                                    ------------
                    TOTAL BASIC INDUSTRIES .......................     3,931,851
                                                                    ------------


14 o 2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  CONSUMER CYCLICAL--8.45%
       73,466     * 99 CENTS ONLY STORES .........................  $      2,011
      103,400       AARON RENTS, INC .............................         1,454
      484,408     * ABERCROMBIE & FITCH CO (CLASS A) .............         9,688
      171,183     * ACCLAIM ENTERTAINMENT, INC ...................            59
      385,532       ACCOR S.A ....................................        16,289
       28,504       ACKERLEY GROUP, INC ..........................           257
        4,600     * ACME COMMUNICATION, INC ......................            42
      305,835     * ACNEILSEN CORP ...............................        11,087
        2,300       ADVANCED MARKETING SERVICES, INC .............            40
        5,200     * AFTERMARKET TECHNOLOGY CORP ..................            11
      621,383       AIRTOURS PLC .................................         1,866
        7,400     * ALEXANDERS, INC ..............................           501
        7,700     * AMERCO .......................................           151
       30,900     * AMERICAN AXLE & MANUFACTURING
                    HOLDINGS, INC ................................           245
       61,600    e* AMERICAN CLASSIC VOYAGES CO ..................           862
      124,130     * AMERICAN EAGLE OUTFITTERS, INC ...............         5,244
      349,649       AMERICAN GREETINGS CORP (CLASS A) ............         3,300
       62,900     * AMERICAN HOMESTAR CORP .......................            12
      514,020     * AMERICREDIT CORP .............................        14,007
      170,700     * AMES DEPARTMENT STORES, INC ..................           245
          500     * AMF BOWLING, INC .............................             0
       66,900     * ANCHOR GAMING CO .............................         2,609
       96,170     * ANN TAYLOR STORES CORP .......................         2,398
      181,600       AOYAMA TRADING CO LTD ........................         1,296
           10       APOGEE ENTERPRISES, INC ......................             0
      394,162     * APOLLO GROUP, INC (CLASS A) ..................        19,388
      150,957     * APPLEBEE'S INTERNATIONAL, INC ................         4,746
      155,700    b* APS HOLDINGS CORP (CLASS A) ..................             1
      199,000       ARCTIC CAT, INC ..............................         2,313
      126,100     * ARGOSY GAMING CO .............................         2,420
      404,994       ARISTOCRAT LEISURE LTD .......................         1,163
      405,943       ARVINMERITOR, INC ............................         4,618
       63,700     * ASATSU, INC ..................................         1,534
        1,000     * ASICS CORP ...................................             1
   16,392,067     * AT & T CORP - LIBERTY MEDIA (CLASS A) ........       222,317
       12,800       AUTOBACS SEVEN CO LTD ........................           267
      348,935       AUTOGRILL S.P.A ..............................         4,292
    2,738,347       AUTOLIV, INC .................................        43,642
    1,250,000       AUTOLIV, INC ADR .............................        19,607
      129,283     * AVIS GROUP HOLDINGS, INC .....................         4,210
      219,072     * AZTAR CORP ...................................         2,834
      161,129    e* BALLY TOTAL FITNESS HOLDINGS CORP ............         5,458
        3,400       BANDAG, INC ..................................           138
       73,900       BANDAG, INC (CLASS A) ........................         2,476
       93,100       BARNES GROUP, INC ............................         1,850
    1,230,377     * BASS PLC .....................................        13,399
        2,262       BASSETT FURNITURE INDUSTRIES, INC ............            25
      316,747       BBA GROUP PLC ................................         1,751
      136,275     * BE FREE, INC .................................           298
        3,100     * BEASLEY BROADCAST GROUP, INC (CLASS A) .......            26
       16,100     * BEBE STORES, INC .............................           344
    1,448,516     * BED BATH & BEYOND, INC .......................        32,411
       19,575       BEKAERT S.A ..................................           916
      351,800     f BELO (A.H.) CORP (CLASS B) ...................         5,629
      206,265       BELO (A.H.) CORP SERIES A ....................         3,300
       38,533    b* BEN FRANKLIN RETAIL STORES, INC ..............             0
    1,648,230     e BENETTON GROUP S.P.A .........................         3,436
       77,691     * BERLITZ INTERNATIONAL, INC ...................           626
       25,811       BHC COMMUNICATIONS, INC (CLASS A) ............         3,336
      186,000       BLOCKBUSTER, INC (CLASS A) ...................         1,558
      208,282       BOB EVANS FARMS, INC .........................         4,439
      130,000     * BOCA RESORTS, INC (CLASS A) ..................         1,869
      140,450       BORGWARNER, INC ..............................         5,618
      212,081       BOWNE & CO, INC ..............................         2,240
      223,745     * BOYD GAMING CORP .............................           769
      216,000     * BOYDS COLLECTION LTD .........................         2,012
          313       BREMBO S.P.A .................................             3
      784,895     * BRIDGESTONE CORP .............................         7,148
      379,093     * BRINKER INTERNATIONAL, INC ...................        16,017
    2,299,422     * BRITISH SKY BROADCASTING GROUP PLC ...........        38,505
      108,130       BROWN SHOE CO, INC ...........................         1,406
      478,815       BRUNSWICK CORP ...............................         7,871
       20,200     * BUCA, INC ....................................           297
       46,350     * BUCKLE, INC ..................................           814
      412,823       BULGARI S.P.A ................................         5,078
      100,924       BURLINGTON COAT FACTORY WAREHOUSE CORP .......         1,911
       49,000       BUSH INDUSTRIES, INC (CLASS A) ...............           570
      229,500  b,e* CALDOR CORP ..................................             0
      461,500       CALLAWAY GOLF CO .............................         8,595
       92,300       CANADIAN TIRE CORP (CLASS A) .................         1,143
      139,820       CANAL PLUS S.A ...............................           501
    3,124,338     * CARLTON COMMUNICATIONS PLC ...................        28,516
       16,300       CARNIVAL CORP (CLASS A) ......................           502
      250,000       CASIO COMPUTER CO LTD ........................         2,113
      305,736     * CATALINA MARKETING CORP ......................        11,905
      140,800       CATO CORP (CLASS A) ..........................         1,936
      219,025       CBRL GROUP, INC ..............................         3,984
      182,150     * CEC ENTERTAINMENT, INC .......................         6,216
       87,200     * CENTRAL GARDEN & PET CO ......................           600
       70,200     * CHAMPIONSHIP AUTO RACING TEAMS, INC ..........         1,474
      432,700     * CHARMING SHOPPES, INC ........................         2,596
       80,604     * CHICO'S FAS, INC .............................         1,683
      102,300     * CHILDREN'S PLACE RETAIL STORES, INC ..........         2,072
      319,078     * CHOICE HOTELS INTERNATIONAL, INC .............         4,367
       97,172       CHRIS CRAFT INDUSTRIES, INC ..................         6,462
      102,960       CHRISTIAN DIOR S.A ...........................         4,935
       13,700     * CHURCHILL DOWNS, INC .........................           408
      144,848     * CITADEL COMMUNICATIONS CORP ..................         1,738
      148,100       CLAIRE'S STORES, INC .........................         2,657
      108,618       CLAIRE'S STORES, INC (CLASS A) ...............         1,948
    5,343,630     * CLEAR CHANNEL COMMUNICATIONS, INC ............       258,832
      214,700     * CLEAR CHANNEL COMMUNICATIONS, INC
                    WTS 09/18/01 .................................         1,396
       12,435       CLUB MEDITERRANEE S.A ........................         1,061
       28,100    b* CML GROUP, INC ...............................             0
       70,600       COACHMEN INDUSTRIES, INC .....................           741
       45,400     * COLDWATER CREEK, INC .........................         1,410
    2,677,376       COLES MYER LTD ...............................        10,379
       49,900     * COLUMBIA SPORTSWEAR CO .......................         2,483
      991,000       COMFORT GROUP LTD ............................           317
       52,436     * CONSOLIDATED PRODUCTS, INC ...................           360
      625,006     * CONSOLIDATED STORES CORP .....................         6,641
      624,183       CONTINENTAL AG ...............................         9,904
      368,620       COOPER TIRE & RUBBER CO ......................         3,917
      248,900     * COPART, INC ..................................         5,351
       76,273       CORTEFIEL S.A ................................         1,268
       63,200     * CORUS ENTERTAINMENT, INC (CLASS B) ...........         1,641
      159,754     * COX RADIO, INC (CLASS A) .....................         3,604
       57,987       CPI CORP .....................................         1,160
        3,300     * CROWN MEDIA HOLDINGS, INC (CLASS A) ..........            67
       32,492     * CSS INDUSTRIES, INC ..........................           690
      117,823     * CUMULUS MEDIA, INC (CLASS A) .................           427
      356,000       CYCLE & CARRIAGE LTD .........................           682
      253,000    e* DAIEI, INC ...................................           405
      119,315       DAIMARU, INC .................................           347
       44,523       DAIMLERCHRYSLER (U.S.A.) .....................         1,834
      851,571     e DAIMLERCHRYSLER AG ...........................        36,139
      891,683       DANA CORP ....................................        13,654
      606,678       DANAHER CORP .................................        41,482
      758,225       DARDEN RESTAURANTS, INC ......................        17,344
      329,322     * DATA BROADCASTING CORP .......................         1,153
    2,049,079     e DAVID JONES LTD ..............................         1,566
       20,520     * DAY RUNNER, INC ..............................             6
      123,722     * DELCO REMY INTERNATIONAL , INC ...............         1,067

       SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report    o   15

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  CONSUMER CYCLICAL--(CONTINUED)
    3,570,534       DELPHI AUTOMOTIVE SYSTEMS CORP ..............$        40,169
    3,070,693       DENSO CORP ...................................        66,415
        4,868       DIETEREN S.A .................................         1,071
       43,825     * DIGITAL IMPACT, INC ..........................           103
      512,500       DILLARD'S, INC (CLASS A) .....................         6,054
       74,950     e DIRECT FOCUS, INC ............................         2,516
           98     * DISCOUNT AUTO PARTS, INC .....................             1
   13,200,836       DISNEY (WALT) CO .............................       381,999
    3,715,685       DIXONS GROUP PLC (NEW) .......................        12,433
      969,725       DOLLAR GENERAL CORP ..........................        18,304
      142,218     * DOLLAR THRIFTY AUTOMOTIVE GROUP, INC .........         2,667
      648,245     * DOLLAR TREE STORES, INC ......................        15,882
      256,300       DONALDSON CO, INC ............................         7,128
      608,548       DONNELLEY (R.R.) & SONS CO ...................        16,431
       62,855       DOUGLAS HOLDINGS AG ..........................         2,302
       39,900       DOVER DOWNS ENTERTAINMENT, INC ...............           446
        5,120       DOW JONES & CO, INC ..........................           290
      306,300     f DOW JONES & CO, INC (CLASS B) ................        17,344
       92,900     * DRESS BARN, INC ..............................         2,694
       71,493     * DURA AUTOMOTIVE SYSTEMS, INC .................           375
    1,886,210       EASTMAN KODAK CO .............................        74,270
        4,184    b* EDISON BROTHERS STORES WTS 09/26/05 ..........             0
    1,392,831       ELSEVIER UTIGEVERSMIJ NV .....................        20,479
      206,069    e* EM.TV & MERCHANDISING AG .....................         1,136
    3,501,680       EMI GROUP PLC ................................        28,769
      211,836     * EMMIS COMMUNICATIONS CORP (CLASS A) ..........         6,077
        8,400       ENESCO GROUP, INC ............................            39
      143,377     * ENTERCOM COMMUNICATIONS CORP .................         4,938
      119,900       EQUITY INNS, INC .............................           742
    2,160,000       ESPRIT HOLDINGS LTD ..........................         1,842
      115,000       EXIDE CORP ...................................           877
      424,980     * EXTENDED STAY AMERICA, INC ...................         5,461
      115,535       FACTSET RESEARCH SYSTEMS, INC ................         4,283
      247,800     * FAIRFIELD COMMUNITIES, INC ...................         3,485
      753,580       FAMILY DOLLAR STORES, INC ....................        16,155
    1,200,000       FAMILYMART CO LTD ............................        30,315
       13,000       FAST RETAILING CO LTD ........................         2,548
      171,370       FEDDERS CORP .................................           793
      153,550       FEDDERS CORP (CLASS A) .......................           643
      398,523     e FEDERAL-MOGUL CORP ...........................           922
    1,693,962     * FEDERATED DEPARTMENT STORES, INC .............        59,289
      277,415       FELCOR LODGING TRUST, INC ....................         6,641
      397,472     e FIAT S.P.A ...................................         9,800
       36,666       FIAT S.P.A. (PRIV) ...........................           616
       29,699       FIAT S.P.A. DI RISP ..........................           429
    1,144,000       FIRST CAPITAL CORP LTD .......................           924
      274,025       FISHER & PAYKEL INDUSTRIES LTD ...............           968
       41,054       FLORIDA EAST COAST INDUSTRIES, INC (CLASS B) .         1,404
      113,969     * FOOTSTAR, INC ................................         5,641
   10,647,008       FORD MOTOR CO (NEW) ..........................       249,539
       66,900       FOREST CITY ENTERPRISES, INC (CLASS A) .......         2,622
       87,775     * FOSSIL, INC ..................................         1,271
       80,840       FOUR SEASONS HOTELS, INC .....................         5,129
      836,000     * FOX ENTERTAINMENT GROUP, INC (CLASS A) .......        14,944
        7,800       FRED'S, INC ..................................           164
      109,684       FRISCHS RESTAURANTS, INC .....................         1,645
           50       FUJI DENKI REIKI CO LTD ......................             0
    2,517,500     e FUJI PHOTO FILM CO LTD .......................       105,374
          523       FUJI TELEVISION NETWORK, INC .................         3,645
      118,600       G & K SERVICES, INC (CLASS A) ................         3,336
    1,694,371       GANNETT CO, INC ..............................       106,851
    3,283,682       GAP, INC .....................................        83,734
       28,975     * GAYLORD ENTERTAINMENT CO .....................           605
       18,331    b* GC COS, INC ..................................            37
       26,914     * GEMSTAR-TV GUIDE INTERNATIONAL, INC ..........         1,241
      200,224       GENCORP, INC .................................         1,927
    3,225,789       GENERAL MOTORS CORP ..........................       164,314
      131,500     * GENESCO, INC .................................         3,214
      467,450     * GENTEX CORP ..................................         8,706
    1,008,400       GENUINE PARTS CO .............................        26,407
    1,712,000       GIORDANO INTERNATIONAL LTD ...................           790
      689,093       GKN PLC ......................................         7,278
           82     * GOLDEN BOOKS FAMILY ENTERTAINMENT, INC
                      WTS 01/27/02 ...............................             0
      748,269       GOODYEAR TIRE & RUBBER CO ....................        17,203
       71,200     * GOTTSCHALKS, INC .............................           294
      117,081       GRACO, INC ...................................         4,844
    2,867,056     * GRANADA COMPASS PLC ..........................        31,200
    2,456,375       GREAT UNIVERSAL STORES PLC ...................        19,282
          800       GREY GLOBAL GROUP, INC .......................           520
       96,900     * GROUP 1 AUTOMOTIVE, INC ......................           908
      910,000     * GRUPO ELEKTRA, S.A. DE C.V ...................           720
    2,020,000     * GRUPO TELEVISA S.A. DE C.V. (PT CERT) ........         4,562
      312,263       GRUPPO EDITORALE LESPRESSO S.P.A .............         2,703
       42,800     * GUESS ?, INC .................................           227
      135,100     * GUITAR CENTER, INC ...........................         1,537
      729,000       GUNZE LTD ....................................         2,522
      160,084     * HANDLEMAN CO .................................         1,201
       97,000       HANKYU DEPARTMENT STORES, INC ................           429
      548,074     * HANOVER DIRECT, INC ..........................           206
      129,405       HARCOURT GENERAL, INC ........................         7,402
      195,060       HARMAN INTERNATIONAL INDUSTRIES, INC .........         7,120
      788,374     * HARRAH'S ENTERTAINMENT, INC ..................        20,793
      242,505       HARTE-HANKS, INC .............................         5,744
       96,900       HAVERTY FURNITURE COS, INC ...................           957
      105,320     * HAYES LEMMERZ INTERNATIONAL, INC .............           704
      133,440     * HEARST-ARGYLE TELEVISION, INC ................         2,727
    1,275,968       HENNES & MAURITZ AB SERIES B .................        19,744
    1,696,376       HERO HONDA MOTORS LTD ........................        31,798
      118,995       HERTZ CORP (CLASS A) .........................         4,061
    2,654,484       HILTON GROUP PLC .............................         8,287
    1,835,302       HILTON HOTELS CORP ...........................        19,271
      541,800     * HISPANIC BROADCASTING CORP ...................        13,816
      223,840       HOLLINGER INTERNATIONAL, INC .................         3,553
      207,400     * HOLLYWOOD ENTERTAINMENT CORP .................           220
       88,262     * HOLLYWOOD MEDIA CORP .........................           342
    4,302,000     e HONDA MOTOR CO LTD ...........................       160,478
      883,783       HONG KONG & SHANGHAI HOTELS LTD ..............           487
      106,200     * HOT TOPIC, INC ...............................         1,746
      156,800       HOUGHTON MIFFLIN CO ..........................         7,272
      120,100       HUDSON'S BAY CO ..............................         1,175
      119,600     * IHOP CORP (NEW) ..............................         2,594
       27,500     * IMPCO TECHNOLOGIES, INC ......................           330
       23,593     * IMPRESA SGPS S.A .............................           143
      681,733       INDEPENDENT NEWS & MEDIA PLC .................         1,856
    1,850,837     * INFINITY BROADCASTING CORP (CLASS A) .........        51,708
       55,803     * INFORMATION HOLDINGS, INC ....................         1,308
      449,300     * INTELECT COMMUNICATIONS, INC .................           168
      484,178     * INTERNATIONAL GAME TECHNOLOGY CO .............        23,241
      164,900       INTERNATIONAL SPEEDWAY CORP (CLASS A) ........         6,266
    2,015,765       INTERPUBLIC GROUP OF COS, INC ................        85,796
      170,650     * INTERTAN, INC ................................         1,984
      547,234       INTIMATE BRANDS, INC (CLASS A) ...............         8,209
      103,494     * INTRANET SOLUTIONS, INC ......................         5,278
      264,000       ISETAN CO LTD ................................         2,786
      144,850     * ISLE OF CAPRI CASINOS, INC ...................         1,539
      929,355       ITO-YOKADO CO LTD ............................        46,387
      241,165     * JACK IN THE BOX, INC .........................         7,099
           50     * JACOBSON STORES, INC .........................             0
      121,750     * JAKKS PACIFIC, INC ...........................         1,111
      127,512       JD GROUP LTD .................................           673
        1,141       JELMOLI HOLDINGS AG. (BR) ....................         1,690
      194,900     * JO-ANN STORES, INC (CLASS B) .................           828

16 o 2000 CREF Annual Report      SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  CONSUMER CYCLICAL--(CONTINUED)
      144,318       JOHNNIC COMMUNICATIONS LTD ...................  $      2,459
      657,528       JOHNSON CONTROLS, INC ........................        34,191
      709,655     * JONES APPAREL GROUP, INC .....................        22,842
      190,086     * JOURNAL REGISTER CO ..........................         3,053
      236,100    b* JUMBOSPORTS, INC .............................             0
       46,868       JURYS DOYLE HOTEL PLC ........................           398
      300,000       JUSCO CO LTD .................................         6,515
    2,338,000     * K MART CORP ..................................        12,421
            5     * K2, INC ......................................             0
       36,100       KADOKAWA SHOTEN PUBLISHING CO LTD ............           958
      611,215     * KANEBO LTD ...................................         1,515
      139,160     e KARSTADT QUELLE AG ...........................         4,312
      147,490       KELLWOOD CO ..................................         3,116
       60,550     * KENNETH COLE PRODUCTIONS, INC (CLASS A) ......         2,437
      154,105     e KESCO OYJ ....................................         1,555
      110,508     * KEY3MEDIA GROUP, INC .........................         1,347
      269,596       KIMBALL INTERNATIONAL, INC (CLASS B) .........         3,909
    3,205,563       KINGFISHER PLC ...............................        23,835
       73,572     * KIRBY CORP ...................................         1,545
      396,825       KNIGHT-RIDDER, INC ...........................        22,569
    1,903,356     * KOHL'S CORP ..................................       116,105
      202,612       KONAMI CO LTD ................................        15,205
       18,000    e* KRISPY KREME DOUGHNUT CORP ...................         1,494
        3,724       KUONI REISEN HOLDING (REGD) (CLASS B) ........         1,609
    1,372,000     e KURARAY CO LTD ...............................        12,831
      232,055       LAGARDERE SCA ................................        13,465
      285,721     * LAMAR ADVERTISING CO (CLASS A) ...............        11,027
      148,000       LANDRY'S SEAFOOD RESTAURANTS, INC ............         1,471
       77,964       LANDS' END, INC ..............................         1,958
       64,200       LASALLE HOTEL PROPERTIES .....................           975
      323,013       LA-Z-BOY, INC ................................         5,087
      371,088     * LEAR CORP ....................................         9,208
      237,606       LEE ENTERPRISES, INC .........................         7,084
       14,400     f LEE ENTERPRISES, INC (CLASS B) ...............           429
    1,139,398       LEGGETT & PLATT, INC .........................        21,577
       57,125     * LEICA GEOSYSTEMS AG ..........................        17,626
       93,765       LIBBEY, INC ..................................         2,848
       88,000     * LIBERTY DIGITAL, INC (CLASS A) ...............           446
       14,100     * LIBERTY LIVEWIRE CORP (CLASS A) ..............           108
    1,138,149     * LIBERTY SATELLITE & TECHNOLOGY, INC ..........         3,592
       66,766     * LIFEMINDERS, INC .............................           234
    8,213,384       LIMITED, INC .................................       140,141
      330,702       LINENS`NTHINGS ...............................         9,136
      371,450       LIZ CLAIBORNE, INC ...........................        15,462
       69,692     * LODGENET ENTERTAINMENT CORP ..................         1,228
      146,819       LONE STAR STEAKHOUSE & SALOON, INC ...........         1,413
      131,391       LUBY'S, INC ..................................           788
      190,490    b* LURIA (L.) & SON, INC ........................             0
      894,311       LVMH MOET HENNESSY LOUIS VUITTON S.A .........        59,197
       58,900     * MADDEN STEVEN, LTD ...........................           449
      179,872       MAN AG .......................................         4,560
      362,484     * MANDALAY RESORT GROUP ........................         7,952
       77,815       MARCUS CORP ..................................         1,080
       20,476     * MARKETWATCH.COM, INC .........................            61
    5,178,084     * MARKS & SPENCER PLC ..........................        14,387
    1,237,500       MARRIOTT INTERNATIONAL, INC (CLASS A) ........        52,284
       55,638    e* MARTHA STEWART LIVING OMNIMEDIA, INC .........         1,116
      431,000       MARUI CO LTD .................................         6,510
        3,819     * MARVEL ENTERPRISES (CLASS A) WTS 10/02/01 ....             0
        6,468    e* MARVEL ENTERPRISES (CLASS C) WTS 10/02/02 ....             0
    5,228,576     e MATSUSHITA ELECTRIC INDUSTRIAL CO LTD ........       124,992
      603,350     e MATSUSHITA ELECTRIC INDUSTRIAL CO LTD ADR ....        14,103
    1,850,882       MAY DEPARTMENT STORES CO .....................        60,616
      402,588       MAYTAG CO ....................................        13,009
      121,735       MCCLATCHY CO (CLASS A) .......................         5,189
   10,081,007       MCDONALD'S CORP ..............................       342,754
    1,108,750       MCGRAW HILL COS, INC .........................        65,000
      111,389       MEDIA GENERAL, INC (CLASS A) .................         4,055
    2,266,928       MEDIASET S.P.A ...............................        27,052
      169,650     * MEN'S WEARHOUSE, INC .........................         4,623
       20,100       MEREDITH CORP ................................           647
      320,900     f MEREDITH CORP (CLASS B) ......................        10,329
       98,697     * METRO-GOLDWYN-MAYER, INC .....................         1,610
      250,716     e MGM MIRAGE ...................................         7,067
      194,700     * MICHAELS STORES, INC .........................         5,160
      204,123       MICHELIN S.A. (CLASS B) ......................         7,388
      103,100     * MICROS SYSTEMS, INC ..........................         1,882
       90,857       MIDAS, INC ...................................         1,085
      157,678     * MIDWAY GAMES, INC ............................         1,120
      158,024     * MIH HOLDINGS LTD .............................           374
          500       MIRAMAR HOTEL & INVESTMENT CO LTD ............             0
      600,000       MITSUBISHI RAYON CO LTD ......................         1,802
      196,000    e* MITSUKOSHI LTD ...............................           800
       61,396     * MODERN TIMES GROUP (CLASS B) .................         1,627
      125,070       MODINE MANUFACTURING CO ......................         2,595
          348       MOEVENPICK HOLDINGS (BR) .....................           172
      268,831     * MOHAWK INDUSTRIES, INC .......................         7,359
       91,925     * MONACO COACH CORP ............................         1,626
      230,932       MONDADORI (ARNOLDO) EDITORE S.P.A ............         2,147
      206,183     * MSC INDUSTRIAL DIRECT CO (CLASS A) ...........         3,724
      805,800     e MYCAL CORP ...................................         1,729
      111,676       MYERS INDUSTRIES, INC ........................         1,619
      129,409     * MYPOINTS.COM, INC ............................           154
       48,004       NAMCO LTD ....................................           883
       80,000       NASPERS LTD SERIES N .........................           325
       80,600       NATIONAL GOLF PROPERTIES, INC ................         1,657
       28,000       NATIONAL PRESTO INDUSTRIES, INC ..............           859
      170,600     * NAUTICA ENTERPRISES, INC .....................         2,599
      202,049    e* NBC INTERNET, INC ............................           707
      196,149     * NEIMAN MARCUS GROUP, INC (CLASS A) ...........         6,976
       29,448     * NEIMAN MARCUS GROUP, INC (CLASS B) ...........           975
      133,605    e* NETCENTIVES, INC .............................           509
       22,446     * NETRATINGS, INC ..............................           330
    1,023,648       NEW YORK TIMES CO (CLASS A) ..................        41,010
    5,267,812       NEWS CORP LTD ................................        40,983
      457,000       NGK INSULATORS LTD ...........................         6,055
      581,050       NIKE, INC (CLASS B) ..........................        32,430
      302,900       NINTENDO CO LTD ..............................        47,716
       85,910       NIPPON TELEVISION NETWORK CORP ...............        29,113
   71,849,500     * NISSAN MOTOR CO LTD ..........................       413,986
           48    e* NISSEN CO LTD ................................             0
      740,000       NISSHINBO INDUSTRIES, INC ....................         3,370
      546,136       NORDSTROM, INC ...............................         9,933
       83,500     * NPC INTERNATIONAL, INC .......................           903
       50,750     * O'CHARLEY'S, INC .............................           904
    1,146,755       OMNICOM GROUP, INC ...........................        95,037
       18,100     * ON COMMAND CORP ..............................           158
       88,001     * ON2.COM, INC .................................            51
      248,000       ONWARD KASHIYMA CO LTD .......................         2,063
      205,300     * O'REILLY AUTOMOTIVE, INC .....................         5,492
      111,500       ORIENTAL LAND CO LTD .........................         7,469
    3,936,160     * ORIENTAL PRESS GROUP .........................           575
      106,200       OSHKOSH B'GOSH, INC (CLASS A) ................         1,965
       86,400       OSHKOSH TRUCK CORP ...........................         3,802
      383,350     * OUTBACK STEAKHOUSE, INC ......................         9,919
      166,000       OVERSEAS UNION ENTERPRISES LTD ...............           651
      841,986     * P & O PRINCESS CRUISES PLC ...................         3,559
       37,800    e* P.F. CHANGS CHINA BISTRO, INC ................         1,188
      164,007     * PACIFIC SUNWEAR CALIFORNIA, INC ..............         4,203
           86     * PANAVISION, INC (NEW) ........................             0
      120,390     * PAPA JOHN'S INTERNATIONAL, INC ...............         2,679
    1,541,927     * PARK PLACE ENTERTAINMENT CORP ................        18,407
       48,700    e* PARKERVISION, INC ............................         1,784


        SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report   o   17

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 ----------                                                          ----------
  CONSUMER CYCLICAL--(Continued)
      139,827     * PAYLESS SHOESOURCE, INC ......................  $      9,893
    4,387,659       PEARSON PLC ..................................       104,213
       19,560     * PENN NATIONAL GAMING, INC ....................           199
    1,342,638       PENNEY, (J.C.) CO, INC .......................        14,601
      129,336       PENTON MEDIA, INC ............................         3,476
      139,077       PEPKOR LTD ...................................            55
       77,300     * PERFORMANCE FOOD GROUP CO ....................         3,963
      183,600       PETRIE STORES CORP (LIQUIDATING TRUST) .......           172
       61,198       PEUGEOT CITROEN S.A ..........................        13,922
      125,233       PHILLIPS VAN HEUSEN CORP .....................         1,628
      323,858     * PICCADILLY CAFETERIAS, INC ...................           445
      568,873     * PICK'N PAY STORES LTD SERIES N ...............         1,033
      671,479       PIER 1 IMPORTS, INC ..........................         6,925
      236,145       PINAULT-PRINTEMPS-REDOUTE S.A ................        50,751
      157,700     * PINNACLE ENTERTAINMENT, INC ..................         2,129
      278,037     * PINNACLE SYSTEMS, INC ........................         2,051
      228,729       PIONEER CORP .................................         6,109
   11,260,759     e PIRELLI S.P.A ................................        40,071
       93,017    e* PIXAR, INC ...................................         2,791
          757    e* PLANET HOLLYWOOD WTS 05/09/03 ................             5
       26,964     * PLAYBOY ENTERPRISES, INC (CLASS B) ...........           268
        1,000       PLAYMATES INTERACTIVE ENTERTAINMENT ..........             0
      140,293       POLARIS INDUSTRIES, INC ......................         5,577
      262,408       POLAROID CORP ................................         1,525
      340,900     * POLO RALPH LAUREN CORP .......................         7,606
      134,300       POLYMER GROUP, INC ...........................           722
       57,934     * PRESIDENT CASINOS, INC .......................            13
      179,400     * PRESSTEK, INC ................................         1,884
          675     * PRICESMART, INC ..............................            22
      267,871     * PRIME HOSPITALITY CORP .......................         3,114
      225,600       PRIMEDIA LTD (N SHS) .........................           164
    1,065,182    e* PRIMEDIA, INC ................................        12,716
       19,044     * PRIVATE MEDIA GROUP ..........................           147
      117,733       PUBLICIS GROUPE S.A ..........................         3,978
        1,335       PUBLIGROUPE S.A ..............................           643
       19,335       PULITZER, INC ................................           906
       98,200       QUEBECOR WORLD, INC ..........................         2,458
      136,900     * QUICKSILVER, INC .............................         2,652
      284,975     * RADIO ONE, INC (CLASS A) .....................         3,046
       15,400     * RADIO ONE, INC (CLASS D) .....................           169
    1,491,039       RANK GROUP PLC ...............................         3,898
      636,310       READER'S DIGEST ASSOCIATION, INC )
                      (CLASS A (NON-VOTE) ........................        24,896
      260,410     * REEBOK INTERNATIONAL LTD .....................         7,120
    5,376,431       REED INTERNATIONAL PLC .......................        56,219
          500     * REGAL HOTELS INTERNATIONAL LTD ...............             0
        6,929     * REGENT COMMUNICATIONS, INC ...................            41
      747,100     * REGIONAL CABLESYSTEMS, INC ...................         5,844
      189,500       REGIS CORP ...................................         2,748
    2,944,804     e RENAULT S.A ..................................       153,451
          100    e* RENOWN, INC ..................................             0
      100,200     * RENT-A-CENTER, INC ...........................         3,457
    2,668,421       REUTERS GROUP PLC ............................        45,162
       21,500       RIVIANA FOODS, INC ...........................           422
          960       ROBINSON & CO LTD ............................             2
      167,025       ROGERS COMMUNICATIONS, INC (CLASS B) .........         2,813
      478,660       ROSS STORES, INC .............................         8,077
      418,900       ROUSE CO .....................................        10,682
        1,400     * ROYAL APPLIANCE MANUFACTURING CO, INC ........             6
          918       RTL GROUP ....................................            75
      368,268       RUBY TUESDAY, INC ............................         5,616
      171,000       RUSSELL CORP .................................         2,640
      199,050     * RYAN'S FAMILY STEAK HOUSES, INC ..............         1,879
        3,377     * SAGA COMMUNICATIONS, INC (CLASS A) ...........            50
      800,880     * SAKS, INC ....................................         8,009
       74,025     * SALEM COMMUNICATIONS CORP ....................         1,106
       61,000    e* SALTON, INC ..................................         1,262
      112,908     * SAMSONITE CORP ...............................           155
      273,200       SANKYO CO LTD ................................         7,057
       71,700       SANRIO CO LTD ................................         1,256
    2,192,000     e SANYO ELECTRIC CO LTD ........................        18,235
      117,123       SCHIBSTED ASA ................................         1,441
       90,400     * SCHOLASTIC CORP ..............................         8,012
       96,600     * SCOTTS CO (CLASS A) ..........................         3,568
       81,250     * SCP POOL CORP ................................         2,443
      154,165       SCRIPPS (E.W.) CO (CLASS A) ..................         9,693
    2,217,860       SEARS ROEBUCK & CO ...........................        77,071
       37,700    e* SEGA CORP ....................................           367
       71,739     * SEIYU LTD ....................................           190
      110,800     e SEVEN-ELEVEN JAPAN CO LTD ....................         6,307
    1,939,500       SHANGRI-LA ASIA LTD ..........................         2,101
       56,000       SHANGRI-LA ASIA LTD (SINGAPORE) ..............            60
    1,570,000     e SHARP CORP ...................................        18,945
      654,680       SHAW INDUSTRIES, INC .........................        12,398
      196,400       SHIMACHU CO LTD ..............................         2,322
       50,600       SHIMAMAURA CO LTD ............................         2,778
      136,800     * SHIMANO, INC .................................         2,689
      167,000     * SHOPKO STORES, INC ...........................           835
      209,416     * SHOPRITE HOLDINGS LTD ........................           219
       30,520    f* SILVERSTONE BERHAD ...........................             0
       90,163     * SINCLAIR BROADCASTING GROUP, INC (CLASS A ) ..           904
      604,846       SINGAPORE PRESS HOLDINGS LTD .................         8,930
      232,946     * SIRIUS SATELLITE RADIO, INC ..................         6,974
    3,264,838     * SIX FLAGS, INC ...............................        56,114
      257,000     e SKYLARK CO LTD ...............................         7,201
      127,825       SMITH (A.O.) CORP ............................         2,181
      361,400       SNAP-ON, INC .................................        10,074
       58,964     e SODEXHO ALLIANCE S.A .........................        10,923
      151,651     * SODEXHO MARRIOTT SERVICES, INC ...............         3,355
      281,314       SOL MELIA S.A ................................         2,908
       80,700     * SONIC AUTOMOTIVE, INC ........................           555
      176,937     * SONIC CORP ...................................         4,125
    1,418,311     e SONY CORP ....................................        98,115
      245,500     e SOTHEBY'S HOLDINGS, INC (CLASS A) ............         5,693
    2,880,000       SOUTH CHINA MORNING POST LTD .................         2,142
       75,415     * SPANISH BROADCASTING SYSTEM, INC .............           377
       33,950       SPARTAN MOTORS, INC ..........................            57
       66,400     * SPEEDWAY MOTORSPORTS, INC ....................         1,594
       78,700       SPIEGEL, INC (CLASS A) .......................           339
      108,400     * SPORTSLINE.COM, INC ..........................           576
       76,273       SPRING INDUSTRIES, INC (CLASS A) .............         2,474
      206,767     * SPX CORP .....................................        22,370
    1,218,428     * STARBUCKS CORP ...............................        53,915
      199,905     * STATION CASINOS, INC .........................         2,986
      307,506       STEELCASE, INC (CLASS A) .....................         4,267
      156,100     * STEIN MART, INC ..............................         1,815
       38,150       STOCKMANN AB SERIES A ........................           408
        5,478       STOCKMANN AB SERIES B ........................            53
       93,385     * STONERIDGE, INC ..............................           630
      344,400       STRAITS TRADING CO ...........................           350
      259,300       STRIDE RITE CORP .............................         1,815
      116,200       STRUM, RUGER & CO, INC .......................         1,097
      509,255     * STUDIO CANAL .................................         4,973
      207,800    b* SUN TELEVISION & APPLIANCES, INC .............             0
      575,057    e* SUNBEAM CORP .................................           180
      241,800     * SUNGLASS HUT INTERNATIONAL, INC ..............         1,239
      105,600       SUPERIOR INDUSTRIES INTERNATIONAL, INC .......         3,333
      103,309     * SYLVAN LEARNING SYSTEMS, INC .................         1,530
    3,921,600       SYSCO CORP ...................................       117,648
       56,800     * SYSTEMAX, INC ................................            71
    1,239,511       TABCORP HOLDINGS LTD .........................         7,559
        1,000       TAKARA STANDARD CO ...........................             4
      562,000       TAKASHIMAYA CO LTD ...........................         3,824

18  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 ----------                                                          ----------
  CONSUMER CYCLICAL--(Continued)
      199,400       TALBOTS, INC .................................  $      9,098
        2,000       TAN CHONG INTERNATIONAL LTD ..................             0
       31,700       TANGER FACTORY OUTLET CENTERS, INC ...........           723
    7,994,160       TARGET CORP ..................................       257,812
           50     * TBC CORP .....................................             0
    1,439,000       TEIJIN LTD ...................................         7,434
    1,160,000     * TELE ATLAS BV ................................        16,173
      178,231     * TELEPIZZA S.A ................................           422
      673,700       TELEVISION BROADCASTS LTD ....................         3,541
      204,069       TENNECO AUTOMOTIVE, INC ......................           612
      164,375     * THE CHEESECAKE FACTORY, INC ..................         6,308
      303,169       THE WAREHOUSE GROUP LTD ......................           805
    1,422,522       THOMSON CORP .................................        54,363
       36,956       THOR INDUSTRIES, INC .........................           730
      113,953     * THQ, INC .....................................         2,778
      832,352       TIFFANY & CO .................................        26,323
       73,920     * TIMBERLAND CO (CLASS A) ......................         4,943
    8,001,348       TIME WARNER, INC .............................       417,990
    1,548,666       TJX COS, INC .................................        42,975
      213,000       TOEI CO LTD ..................................           750
       29,340     e TOHO CO LTD ..................................         4,049
      129,000       TOKYO BROADCASTING SYSTEMS, INC ..............         3,818
      226,000       TOKYO STYLE CO LTD ...........................         2,074
      620,692     * TOO, INC .....................................         7,759
      262,790     * TOPPS, INC ...................................         2,414
    2,295,000       TORAY INDUSTRIES, INC ........................         8,641
      236,500     * TOWER AUTOMOTIVE, INC ........................         2,129
      492,000       TOYOBO CO LTD ................................           978
    4,680,220     e TOYOTA MOTOR CORP ............................       149,587
       82,500     * TOYS `R' US JAPAN LTD ........................         9,464
    1,107,000    a* TPI ENTERPRISES, INC .........................             6
           50     * TRACK DATA CORP ..............................             0
       69,538     * TRADEHOLD LTD ................................            50
       48,200    e* TRENDWEST RESORTS, INC .......................         1,301
    1,083,173       TRIBUNE CO ...................................        45,764
      907,471     * TRICON GLOBAL RESTAURANTS, INC ...............        29,947
      290,200       TRUE NORTH COMMUNICATIONS, INC ...............        12,334
      540,871       TRW, INC .....................................        20,959
      831,769     * U.S.A. NETWORKS, INC .........................        16,168
      281,825     * UNIFI, INC ...................................         2,519
      182,091       UNITED BUSINESS MEDIA PLC ....................         2,312
      143,100       UNITED TELEVISION, INC .......................        16,600
       63,400     * UNIVERSAL ELECTRONICS, INC ...................           979
      903,170     * UNIVISION COMMUNICATIONS, INC (CLASS A) ......        36,974
      288,000       UNY CO LTD ...................................         3,077
           75     * URBAN OUTFITTERS, INC ........................             1
      527,369       V.F. CORP ....................................        19,112
       21,531     * VAIL RESORTS, INC ............................           505
      321,285     * VALASSIS COMMUNICATIONS, INC .................        10,141
       92,204       VALEO S.A ....................................         4,117
        8,073       VALORA HOLDINGS AG. (REGD) ...................         1,726
       74,100     * VALUE CITY DEPARTMENT STORES, INC ............           389
       69,000     * VANS, INC ....................................         1,169
      831,100     * VENATOR GROUP, INC ...........................        12,882
       82,084       VENDEX KBB NV ................................         1,076
      173,626    b* VENTURE STORES, INC ..........................             0
      863,974     * VIACOM, INC (CLASS A) ........................        40,607
    8,004,234     * VIACOM, INC (CLASS B) ........................       374,198
      109,403     * VICORP RESTAURANTS, INC ......................         1,942
    1,225,855       VISTEON CORP .................................        14,097
    1,653,714     e VIVENDI UNIVERSAL ............................       108,842
      311,948     * VIVENDI UNIVERSAL S.A. (SPON ADR) ............        20,374
      318,853     e VOLKSWAGEN AG ................................        16,885
       46,512       VOLVO AB SERIES A ............................           764
      354,912     e VOLVO AB SERIES B FREE .......................         5,887
      108,250       WABASH NATIONAL CORP .........................           934
      450,055       WACOAL CORP ..................................         3,752
    3,330,000     * WAL-MART DE MEXICO S.A. DE CV ................         6,619
   20,492,548       WAL-MART STORES, INC .........................     1,088,667
      315,899       WARNACO GROUP, INC (CLASS A) .................           533
       21,305       WASHINGTON POST CO (CLASS B) .................        13,143
      593,269       WENDY'S INTERNATIONAL, INC ...................        15,573
      233,200     e WESTPOINT STEVENS, INC .......................         1,747
      368,633     * WESTWOOD ONE, INC ............................         7,119
      442,542       WHIRLPOOL CORP ...............................        21,104
      268,901       WILEY (JOHN) & SONS, INC (CLASS A) ...........         5,781
      208,050     * WILLIAMS-SONOMA, INC .........................         4,161
       11,100     * WILSONS LEATHER EXPERTS, INC .................           155
      126,662     * WINK COMMUNICATIONS, INC .....................           760
       80,196       WINNEBAGO INDUSTRIES, INC ....................         1,408
      133,700     * WMS INDUSTRIES, INC ..........................         2,691
    1,928,036     e WOLTERS KLUWER NV ............................        52,569
      206,587       WOLVERINE WORLD WIDE, INC ....................         3,150
       49,000       WOODWARD GOVERNOR CO .........................         2,193
            2       WOOLTRU LTD ..................................             0
      325,039       WOOLWORTHS HOLDINGS LTD ......................           125
    1,560,858       WOOLWORTHS LTD ...............................         7,303
       36,300     e WORLD CO LTD .................................         1,373
       72,100     * WORLD WRESTLING FEDERATION
                      ENTERTAINMENT, INC .........................         1,154
    2,230,779       WPP GROUP PLC ................................        29,058
          175       WPP GROUP PLC (SPON ADR) .....................            11
       47,600     * XM SATELLITE RADIO HOLDINGS, INC (CLASS A) ...           765
       58,161     * YOUNG BROADCASTING, INC (CLASS A) ............         1,947
        1,000     * YOUTHSTREAM MEDIA NETWORKS, INC ..............             1
      217,297     * ZALE CORP ....................................         6,315
      176,738     * ZOMAX, INC ...................................           806
                                                                    ------------
                    TOTAL CONSUMER CYCLICAL ......................    10,112,587
                                                                    ------------
  CONSUMER NON-CYCLICAL--7.94%
       41,400     * 1-800-FLOWERS.COM, INC .......................           171
      186,300     * 7-ELEVEN, INC ................................         1,630
       93,696     e ADIDAS SALOMON AG ............................         5,806
      127,516       AGFA GEVAERT NV ..............................         3,040
       60,519     * AGRIBRANDS INTERNATIONAL, INC ................         3,238
      565,600       AJINOMOTO CO LTD .............................         7,355
       14,100       ALBERTO CULVER CO (CLASS A) ..................           514
      201,167       ALBERTO CULVER CO (CLASS B) ..................         8,612
    1,653,243       ALBERTSONS, INC ..............................        43,811
      305,232     e ALTADIS ......................................         4,671
    3,532,662     e ALTADIS S.A ..................................        54,727
    1,071,328    e* AMAZON.COM, INC ..............................        16,673
       89,000     * AMERICAN ITALIAN PASTA CO (CLASS A) ..........         2,386
    5,451,557       ANHEUSER-BUSCH COS, INC ......................       248,046
      138,892     * APPLICA, INC .................................           677
    3,955,294       ARCHER DANIELS MIDLAND CO ....................        59,329
           55       ARIAKE JAPAN CO LTD ..........................             3
    1,752,000     * ASAHI BREWERIES LTD ..........................        17,873
       10,800     * ASIA FOOD & PROPERTIES LTD WTS 07/12/0 .......             0
      102,700     * AURORA FOODS, INC ............................           250
       21,200       AUSTRIA TABAKWERKE AG ........................         1,175
      790,100     * AUTOZONE, INC ................................        22,518
    1,447,288       AVON PRODUCTS, INC ...........................        69,289
       74,914     e AZUCARERA EBRO AGRICOLAS S.A .................           854
       48,511       BANG & OLUFSEN HOLDINGS AS (CLASS B) .........         1,757
      308,540     * BARNES & NOBLE, INC ..........................         8,176
      116,500     * BARNESANDNOBLE.COM, INC ......................           153
      165,463       BEIERSDORF AG ................................        17,167
    1,030,950     * BEST BUY CO, INC .............................        30,477
      479,046     * BJ'S WHOLESALE CLUB, INC .....................        18,383
       59,373       BLOCK DRUG, INC (CLASS A) ....................         3,128
      222,775       BLYTH, INC ...................................         5,374
    3,017,782       BOOTS CO LTD .................................        27,453
      482,900     * BORDERS GROUP, INC ...........................         5,644

       SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report     o  19

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 ----------                                                          ----------
CONSUMER NON-CYCLICAL--(Continued)
       43,505     * BOSTON BEER CO, INC (CLASS A) ................  $        383
      589,476     e BRITISH AMERICAN TOBACCO AUSTRALIA LTD .......         4,324
   10,984,390       BRITISH AMERICAN TOBACCO PLC .................        83,642
      395,982       BRL HARDY LTD ................................         1,745
      272,347       BROWN FORMAN, INC (CLASS B) ..................        18,111
      798,013     * BUNZL PLC ....................................         4,893
       79,900    e* BUY.COM, INC .................................            52
       60,000     * C TWO-NETWORK CO LTD .........................         3,730
    2,063,818       CADBURY SCHWEPPES LTD ........................        14,274
      176,100     * CADIZ, INC ...................................         1,574
    1,665,350       CAMPBELL SOUP CO .............................        57,663
       46,104     * CARLSBERG BREWERIES AS (CLASS A) .............         2,552
       11,781     * CARLSBERG BREWERIES AS (CLASS B) .............           694
      908,882       CARREFOUR SUPERMARCHE S.A ....................        57,089
       39,173       CARTER WALLACE, INC ..........................         1,307
       82,500     f CARTER WALLACE, INC (CLASS B) ................         2,753
      400,350     * CASEY'S GENERAL STORES, INC ..................         5,980
        7,983       CASINO ADPS ..................................           521
      207,922       CASINO GUICHARD-PERRACHON S.A ................        20,966
      312,780     * CDW COMPUTER CENTERS, INC ....................         8,719
       40,100     * CHEAP TICKETS, INC ...........................           391
      170,000     * CHIQUITA BRANDS INTERNATIONAL, INC ...........           170
      233,707       CHURCH & DWIGHT CO, INC ......................         5,200
        9,315       CIE FINANC RICHEMONT (UNITS) (CLASS A) .......        24,919
    1,108,706       CIRCUIT CITY STORES-CIRCUIT CITY GROUP .......        12,750
    2,699,423       CLOROX CO ....................................        95,830
    1,774,448     e COCA COLA AMATIL LTD .........................         4,617
      210,700       COCA COLA BOTTLING CO CONSOLIDATED ...........         7,980
   12,188,189       COCA COLA CO .................................       742,718
    1,483,700       COCA COLA ENTERPRISES, INC ...................        28,190
    3,424,936       COLGATE PALMOLIVE CO .........................       221,080
       35,420       COLRUYT S.A ..................................         1,563
    3,133,980       CONAGRA FOODS, INC ...........................        81,483
       90,205     * CONSTELLATION BRANDS, INC (CLASS A) ..........         5,300
      292,517       COORS (ADOLPH) CO (CLASS B) ..................        23,493
      206,725       CORN PRODUCTS INTERNATIONAL, INC .............         6,008
       67,520       CORTICEIRA AMORIM S.A ........................            68
      133,000     * COST PLUS, INC ...............................         3,907
    2,815,828     * COSTCO WHOLESALE CORP ........................       112,457
    4,123,067       CVS CORP .....................................       247,126
       52,234       DANISCO AS ...................................         2,149
      195,799       DEAN FOODS CO ................................         6,009
       42,300       DEB SHOPS, INC ...............................           571
      209,200     * DEL MONTE FOODS CO ...........................         1,517
           70       DELHAIZE AMERICA, INC (CLASS A) ..............             1
      770,850       DELHAIZE AMERICA, INC (CLASS B) ..............        13,875
       84,946       DELHAIZE FRERES NV ...........................         4,040
      232,209       DELTA & PINE LAND CO .........................         4,862
   13,911,054       DIAGEO PLC ...................................       155,852
      510,107       DIAL CORP ....................................         5,611
      291,257       DOLE FOOD CO .................................         4,769
       89,144       DREYERS GRAND ICE CREAM, INC .................         2,875
      123,900    e* DRUGSTORE.COM, INC ...........................           112
      100,400    e* DUANE READE, INC .............................         3,068
      248,728       EARTHGRAINS CO ...............................         4,601
           74     * EGGHEAD.COM, INC .............................             0
      745,762     e ELECTROLUX AB SERIES B .......................         9,682
       24,700     * ELECTRONICS BOUTIQUE HOLDINGS CORP ...........           432
      493,629     * ENERGIZER HOLDINGS, INC ......................        10,551
        5,100    e* ENVISION DEVELOPMENT CORP ....................            13
       60,472     e ESSILOR INTERNATIONAL S.A ....................        19,730
      232,900       ETHAN ALLEN INTERIORS, INC ...................         7,802
      345,235    e* ETOYS, INC ...................................            65
       37,000     * EXPEDIA, INC (CLASS A) .......................           354
        2,700     e EZAKI GLICO CO LTD ...........................            16
       85,500     * FACTORY 2-U STORES, INC ......................         2,832
          300       FARMER BROTHERS CO ...........................            62
      164,300       FASTENAL CO ..................................         9,016
      143,700       FLEMING COS, INC .............................         1,697
      587,325       FLOWERS INDUSTRIES, INC ......................         9,250
      947,000       FOMENTO ECONOMICO MEXICA (NEW) ...............         2,829
    5,399,825     e FOSTER'S BREWING GROUP LTD ...................        14,163
      347,800       FRASER & NEAVE LTD (ORD) .....................         1,344
      291,298     * FURNITURE BRANDS INTERNATIONAL, INC ..........         6,135
        1,800     * GAIAM, INC ...................................            28
    2,371,902       GALLAHER GROUP PLC ...........................        15,058
    1,641,636       GENERAL MILLS, INC ...........................        73,155
    8,140,712       GILLETTE CO ..................................       294,083
       15,688     * GIVAUDAN AG. (REGD) ..........................         4,148
      112,679       GOLDEN ENTERPRISES, INC ......................           401
    2,116,246     e GOODMAN FIELDER LTD ..........................         1,482
      187,400    b* GRAND UNION CO ...............................             1
      102,700       GREAT ATLANTIC & PACIFIC TEA CO, INC .........           719
      151,524       GREENCORE GROUP PLC ..........................           398
      186,426     e GROUPE DANONE ................................        28,111
      755,000       GRUPO INDUSTRIAL BIMBO S.A. DE CV SERIES A ...         1,061
    2,038,000       GRUPO MODELO S.A. SERIES C ...................         5,409
      176,300     * HAIN CELESTIAL GROUP, INC ....................         5,730
      836,146       HASBRO, INC ..................................         8,884
    1,497,139       HEINEKEN NV ..................................        90,595
    2,024,728       HEINZ (H.J.) CO ..............................        96,048
        4,133       HERBALIFE INTERNATIONAL, INC (CLASS A) .......            32
       53,366       HERBALIFE INTERNATIONAL, INC (CLASS B) .......           400
      567,588       HERSHEY FOODS CORP ...........................        36,538
        3,632     * HOLSTEN-BRAUEREI AG. (NEW) ...................            71
   16,499,043       HOME DEPOT, INC ..............................       753,800
      432,314       HORMEL FOODS CORP ............................         8,052
      245,000       HOUSE FOODS CORP .............................         3,197
      144,000       HUGHES SUPPLY, INC ...........................         2,583
      488,647       IBP, INC .....................................        13,071
       10,900       INGLES MARKETS, INC (CLASS A) ................           110
      215,693     * INSIGHT ENTERPRISES, INC .....................         3,869
      810,000     * INTERBREW S.A ................................        28,230
      267,800       INTERFACE, INC (CLASS A) .....................         2,327
       97,400       INTERNATIONAL MULTIFOODS CORP ................         1,978
      208,411       INTERSTATE BAKERIES CORP .....................         2,931
      599,147     * INTERNATIONAL FLAVORS & FRAGRANCES, INC ......        12,170
          301       ITOHAM FOODS, INC ............................             1
    5,430,121     * J SAINSBURY PLC ..............................        32,203
        2,039       JAPAN TOBACCO, INC ...........................        15,819
       84,036       JERONIMO MARTINS SGPS S.A ....................           868
       47,450     b JUSTFORFEET, INC .............................             0
    3,406,055     e KAO CORP .....................................        99,021
      136,700       KATOKICHI CO LTD .............................         3,591
      104,218       KEEBLER FOODS CO .............................         4,319
    1,186,500       KELLOGG CO ...................................        31,146
       84,750       KERRY GROUP (CLASS A) ........................         1,094
       65,000       KERRY GROUP PLC (CLASS A) ....................           790
      223,000     * KIKKOMAN CORP ................................         1,652
      848,000       KIMBERLY CLARK DE MEXICO S.A. DE CV SERIES A .         2,348
    3,719,000     * KIRIN BREWERY CO LTD .........................        33,315
      314,000       KOSE CORP ....................................        10,531
    5,183,456     * KROGER CO ....................................       140,277
      192,029       LANCASTER COLONY CORP ........................         5,389
      149,032       LANCE, INC ...................................         1,886
      498,046     e LAUDER (ESTEE) CO (CLASS A) ..................        21,821
    4,475,600       LI & FUNG LTD ................................         8,148
      116,298       LONGS DRUG STORES CORP .......................         2,806
    1,181,257       LOREAL S.A ...................................       101,259
    1,997,230       LOWE'S COS, INC ..............................        88,877
      412,200     e MATSUMOTOKIYSOHI CO LTD ......................        11,334
    3,214,829       MATTEL, INC ..................................        46,422
      398,500       MCCORMICK & CO, INC (NON-VOTE) ...............        14,371
       53,400     * MEADE INSTRUMENTS CO .........................           350

20  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 ----------                                                          ----------
CONSUMER NON-CYCLICAL--(Continued)
      269,000       MEIJI MILK PRODUCTS CO LTD ...................  $      1,178
      606,708       MEIJI SEIKA KAISHA LTD .......................         3,469
      766,285       METRO AG .....................................        35,254
      656,258     * METRO CASH & CARRY LTD .......................            89
       87,075       MICHAEL FOODS, INC ...........................         2,623
       67,400       MIDWEST GRAIN PRODUCTS, INC ..................           590
      164,000       MIKUNI COCA COLA BOTTLING CO LTD .............         1,687
      487,800       MILLER (HERMAN), INC .........................        14,024
      155,197       MOLSON, INC (A SHS) ..........................         4,443
        1,000       MOLSON, INC (B SHS) ..........................            28
      263,482     * MUSICLAND STORES CORP ........................         3,261
       76,300     * NATURES SUNSHINE PRODUCTS, INC ...............           520
      332,130     * NBTY, INC ....................................         1,578
       69,331       NESTLE S.A. (REGD) ...........................       161,722
      171,100     * NETWORK COMMERCE, INC ........................           128
    2,204,189       NEWELL RUBBERMAID, INC .......................        50,145
      520,000       NICHIREI CORP ................................         2,186
      385,000     e NIPPON MEAT PACKERS, INC .....................         5,246
    1,066,000       NIPPON SUISAN KAISHA LTD .....................         1,662
      395,000       NISSHIN FLOUR MILLING CO LTD .................         3,355
      288,709       NISSIN FOOD PRODUCTS CO LTD ..................         7,053
      157,000       NORITAKE CO LTD ..............................           843
      269,762     * NU SKIN ENTERPRISES, INC (CLASS A) ...........         1,433
    1,271,978     e NUMICO NV ....................................        64,012
    1,962,497     * OFFICE DEPOT, INC ............................        13,983
      548,200     * OFFICEMAX, INC ...............................         1,576
       80,800       ONEIDA LTD ...................................         1,500
       13,300    e* ONVIA.COM, INC ...............................            11
      215,621       ORKLA ASA ....................................         4,254
        7,977       OSTERREICHISCHE BRAU-BETEILIGUNGS ............           345
       57,500       OYJ HARTWALL ABP .............................         1,107
          691     * PARAGON TRADE BRANDS WTS 01/28/10 ............             2
          197     * PARAGON TRADE BRANDS, INC (NEW) ..............             2
    1,303,024     e PARMALAT FINANZIARIA S.P.A ...................         2,110
       59,400     * PARTY CITY CORP ..............................           190
        2,698     * PASCUAL HERMANOS S.A .........................             0
       28,650     * PC CONNECTION, INC ...........................           297
      278,305       PEP BOYS MANNY, MOE, & JACK CO ...............         1,009
      692,142       PEPSI BOTTLING GROUP, INC ....................        27,642
   13,490,924       PEPSICO, INC .................................       668,644
      252,564     e PERNOD-RICARD S.A ............................        17,429
      374,757     * PERRIGO CO ...................................         3,103
      673,000     * PETSMART, INC ................................         1,935
   19,759,012       PHILIP MORRIS COS, INC .......................       869,397
       78,900       PILGRIM'S PRIDE CORP (CLASS B) ...............           616
       89,400     * PLAYTEX PRODUCTS, INC ........................           860
      350,000     b POWER PACIFIC LTD ............................             0
      408,982    e* PRICELINE.COM, INC ...........................           537
    8,605,553       PROCTER & GAMBLE CO ..........................       674,998
       35,000    f* PROMET BERHAD ................................             3
          681       Q.P. CORP JAPAN ..............................             6
      778,087       QUAKER OATS CO ...............................        75,766
    1,222,975       RADIOSHACK CORP ..............................        52,359
      151,707       RAISIO GROUP PLC .............................           279
      170,343     * RALCORP HOLDINGS, INC ........................         2,789
    6,259,438       RALSTON PURINA CO ............................       163,528
      325,500       REMGRO LTD ...................................         2,227
       54,906    e* REVLON, INC (CLASS A) ........................           272
        4,200     * RICA FOODS, INC ..............................            23
      459,016       RINASCENTE S.P.A .............................         2,711
    2,243,253    e* RITE AID CORP ................................         5,328
      662,149       RJR REYNOLDS TOBACCO HOLDINGS, INC ...........        32,280
       46,600     * ROBERT MONDAVI CORP (CLASS A) ................         2,522
    4,280,456     e ROYAL AHOLD NV ...............................       138,090
      102,800       RUDDICK CORP .................................         1,176
       58,750       RUSS BERRIE & CO, INC ........................         1,241
    3,844,336     * SAFEWAY, INC .................................       240,271
      472,150       SAPPORO BREWERIES LTD ............... ........         1,385
    5,349,901       SARA LEE CORP ................................       131,407
       84,756       SCHWEITZER-MAUDUIT INTERNATIONAL, INC ........         1,623
      114,500     * SCIQUEST.COM, INC ............................           150
           20       SEABOARD CORP ................................             3
        6,966       SEB S.A ......................................           379
       62,800     * SEMINIS, INC (CLASS A) .......................            39
      263,832       SENSIENT TECHNOLOGIES CORP ...................         6,002
    1,599,340     e SHISEIDO & CO LTD ............................        17,856
       82,900     * SKECHERS USA, INC (CLASS A) ..................         1,285
      106,950       SLI, INC .....................................           688
       63,300     * SMART & FINAL, INC ...........................           538
      333,600     * SMITHFIELD FOODS, INC ........................        10,141
       79,600       SMUCKER (J.M) CO .............................         2,225
      571,000       SNOW BRAND MILK PRODUCTS CO ..................         1,965
      123,923       SOBEYS, INC ..................................         2,063
        2,754       SOCIETE BIC S.A ..............................           108
      332,355       SONAE SGPS S.A ...............................           374
    1,595,188     * SONAE SGPS S.A. BABY SHS .....................         1,752
      511,038       SOUTH AFRICAN BREWERIES LTD ..................         3,591
       63,878       SOUZA CRUZ S.A ...............................           282
      175,500     * STAMPS.COM, INC ..............................           488
    2,810,306     * STAPLES, INC .................................        33,197
       22,285       STEPAN CO ....................................           528
      158,150     * SUIZA FOODS CORP .............................         7,591
      754,390       SUPERVALU, INC ...............................        10,467
      347,010     e SWEDISH MATCH AB .............................         1,353
      313,796     e TAKARA SHUZO CO LTD ..........................         5,485
      664,477     * TATE & LYLE PLC ..............................         2,472
   12,716,828       TESCO PLC ....................................        51,813
        6,061       THE SWATCH GROUP AG. (BR) ....................         7,574
       58,915       THE SWATCH GROUP AG. (REGD) ..................        15,379
      108,577       THOMAS INDUSTRIES, INC .......................         2,524
      158,091     * TICKETMASTER ONLINE-CITYSEARCH, INC (CLASS B)          1,324
       11,400       TIGER BRANDS LTD .............................            98
      199,486       TOOTSIE ROLL INDUSTRIES, INC .................         9,189
    1,404,663     * TOYS 'R' US, INC .............................        23,440
      199,587     * TRANS WORLD ENTERTAINMENT CORP ...............         1,784
       48,300     * TRIARC COS, INC ..............................         1,171
       66,000     * TUESDAY MORNING CORP .........................           351
      352,690       TUPPERWARE CORP ..............................         7,208
       96,000     * TWEETER HOME ENTERTAINMENT GROUP, INC ........         1,170
      719,260       TYSON FOODS, INC (CLASS A) ...................         9,171
       74,100       UNI CHARM CORP ...............................         3,763
   10,110,804       UNILEVER LTD .................................        86,543
    2,553,884       UNILEVER NV CERTIFICATE ......................       161,615
       34,700     * UNITED AUTO GROUP, INC .......................           232
       33,600     * UNITED NATURAL FOODS, INC ....................           592
      168,196       UNIVERSAL CORP ...............................         5,887
      933,767       UST, INC .....................................        26,204
       13,000  b,e* VALUE AMERICA, INC ...........................             0
      233,300     * VALUEVISION INTERNATIONAL, INC (CLASS A) .....         2,945
       62,985     e VECTOR GROUP LTD .............................           996
    6,212,492       WALGREEN CO ..................................       259,760
      688,779       WATERFORD WEDGWOOD PLC (UNITS) ...............           808
      102,831       WEIS MARKETS, INC ............................         3,940
      324,628       WESTON (GEORGE) LTD ..........................        18,177
       79,100     * WHITEHALL JEWELLERS, INC .....................           559
      680,182       WHITMAN CORP .................................        11,138
      144,700    e* WHOLE FOODS MARKET, INC ......................         8,845
      120,100     * WILD OATS MARKETS, INC .......................           510
      448,432       WINN DIXIE STORES, INC .......................         8,688
       98,300       WRIGLEY (WM) JR CO ...........................         9,418
      373,800     f WRIGLEY (WM) JR CO (CLASS B) .................        35,815
      213,000       YAKULT HONSHA CO LTD .........................         2,481
      440,000       YAMAZAKI BAKING CO LTD .......................         3,063
       87,200    e* YANKEE CANDLE, INC ...........................           965
                                                                    ------------
                    TOTAL CONSUMER NON-CYCLICAL ..................     9,496,299
                                                                    ------------

       SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report     o  21

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  ENERGY--5.86%
      321,990       ALBERTA ENERGY CO LTD ........................  $     15,392
      471,318       AMERADA HESS CORP ............................        34,436
    1,584,338       ANADARKO PETROLEUM CORP ......................       112,615
      413,144     * ANDERSON EXPLORATION LTD .....................         9,366
      814,488       APACHE CORP ..................................        57,065
      394,397       ASHLAND, INC .................................        14,155
       66,200     * ATWOOD OCEANICS, INC .........................         2,900
    2,208,231       BAKER HUGHES, INC ............................        91,780
      168,855     * BARRETT RESOURCES CORP .......................         9,593
       90,268     * BASIN EXPLORATION, INC .......................         2,302
       99,878     * BELCO OIL & GAS CORP .........................         1,242
       89,844       BERRY PETROLEUM CO (CLASS A) .................         1,202
    8,133,429       BG GROUP PLC .................................        31,832
      401,510     * BJ SERVICES CO ...............................        27,654
   34,579,345       BP AMOCO PLC .................................       278,935
    1,247,684       BP AMOCO PLC (SPONS ADR) .....................        59,733
      175,124     * BROWN (TOM), INC .............................         5,757
    5,782,872       BURLINGTON RESOURCES, INC ....................       292,035
      145,662       CABOT OIL & GAS CORP (CLASS A) ...............         4,543
      134,367     * CAL DIVE INTERNATIONAL, INC ..................         3,578
        1,700     * CALLON PETROLEUM CORP ........................            28
      203,925     * CANADIAN HUNTER EXPLORATION LTD ..............         5,580
      361,134     * CANADIAN NATURAL RESOURCES LTD ...............         9,978
       29,060       CARBO CERAMICS, INC ..........................         1,088
   10,759,793       CENTRICA PLC .................................        41,669
      658,394     * CHESAPEAKE ENERGY CORP .......................         6,666
    4,169,082       CHEVRON CORP .................................       352,027
       24,229     * CLAYTON WILLIAMS ENERGY, INC .................           654
       35,366       COFLEXIP S.A .................................         4,496
        1,947    b* COHO ENERGY, INC .............................             6
      111,891     * COMSTOCK RESOURCES, INC ......................         1,650
    4,488,852       CONOCO, INC (CLASS B) ........................       129,896
       13,080     * CONTOUR ENERGY CO ............................            16
      256,296     * COOPER CAMERON CORP ..........................        16,932
    1,639,000       COSMO OIL CO LTD .............................         2,913
      449,357       CROSS TIMBERS OIL CO .........................        12,470
       95,726     * DENBURY RESOURCES, INC .......................         1,053
      528,874       DEVON ENERGY CORP (NEW) ......................        32,245
    1,680,400       DIAMOND OFFSHORE DRILLING, INC ...............        67,216
       54,300     * DRIL-QUIP, INC ...............................         1,856
      168,096     * EEX CORP .....................................           819
      284,690       ENBRIDGE, INC ................................         8,283
      145,676       ENBRIDGE, INC (U.S.) .........................         4,170
      921,585       ENSCO INTERNATIONAL, INC .....................        31,391
   23,751,718     e ENTE NAZIONALE IDROCARBURI S.P.A .............       151,643
      670,521       EOG RESOURCES, INC ...........................        36,669
      125,180     * EQUITY OIL CO ................................           438
       77,085     * EVERGREEN RESOURCES, INC .....................         2,977
   30,174,200       EXXON MOBIL CORP .............................     2,623,270
    1,128,869       FLETCHER CHALLENGE LTD (ENERGY DIVISION) .....         4,271
      155,122     * FOREST OIL CORP ..............................         5,720
        2,188     * FOREST OIL CORP WTS 02/15/04 .................            33
        2,188     * FOREST OIL CORP WTS 02/15/05 .................            31
      218,123       FORTUM OYJ ...................................           891
      191,580     * FRIEDE GOLDMAN HALTER, INC ...................           683
       73,254     * FRONTIER OIL CORP ............................           504
      721,594     e GAS NATURAL SDG S.A ..........................        13,144
      411,700     * GLOBAL INDUSTRIES LTD ........................         5,635
      957,624     * GLOBAL MARINE, INC ...........................        27,173
      741,450     * GRANT PRIDECO, INC ...........................        16,266
    1,063,499     * GREY WOLF, INC ...............................         6,248
      444,200     * GULF CANADA RESOURCES LTD ....................         2,262
       10,840     * GULF ISLAND FABRICATION, INC .................           197
    2,463,428       HALLIBURTON CO ...............................        89,299
      371,700     * HANOVER COMPRESSOR CO ........................        16,564
      339,249       HELMERICH & PAYNE, INC .......................        14,885
    8,001,683       HONG KONG & CHINA GAS CO LTD .................        11,746
      165,100     * HORIZON OFFSHORE, INC ........................         3,261
       52,030     * HOUSTON EXPLORATION CO .......................         1,984
      100,069     * HS RESOURCES, INC ............................         4,240
       64,459       IHC CALAND NV ................................         3,026
      987,140       IMPERIAL OIL LTD .............................        25,927
      230,881     * INPUT/OUTPUT, INC ............................         2,352
      672,679     e ITALGAS S.P.A ................................         6,726
      350,000     * JAPAN ENERGY CORP ............................           542
      614,635       KERR-MCGEE CORP ..............................        41,142
      546,544     * KEY ENERGY SERVICES, INC .....................         5,705
       42,900     * KEY PRODUCTION CO ............................         1,440
       50,018       KONINKLIJKE VOPAK NV .........................         1,052
   14,656,266     * LATTICE GROUP PLC ............................        33,059
    1,132,281       LASMO PLC ....................................         3,383
      119,543     * LOUIS DREYFUS NATURAL GAS CORP ...............         5,477
      418,191     * MARINE DRILLING COS, INC .....................        11,187
      161,200     * MAVERICK TUBE CORP ...........................         3,647
       90,219     * MCMORAN EXPLORATION CO .......................         1,195
       94,850     * MERIDIAN RESOURCE CORP .......................           818
       46,869       MIDCOAST ENERGY RESOURCES, INC ...............         1,022
      136,911       MITCHELL ENERGY & DEVELOPMENT CORP
                    (CLASS A) ....................................         8,386
      294,083       MURPHY OIL CORP ..............................        17,774
      843,373     * NABORS INDUSTRIES, INC .......................        49,886
      236,847     * NATIONAL-OILWELL, INC ........................         9,163
      216,362     * NEWFIELD EXPLORATION CO ......................        10,264
      395,722       NEXEN, INC ...................................         9,748
    2,832,925       NIPPON MITSUBISHI OIL CO .....................        13,644
      565,100       NOBLE AFFILIATES, INC ........................        25,995
      660,754     * NOBLE DRILLING CORP ..........................        28,702
      237,812       NORSK HYDRO AS ...............................        10,059
      161,000       NOVA CHEMICALS CORP ..........................         3,012
    1,358,816     * NOVUS PETROLEUM LTD ..........................         1,359
      102,324     * NUEVO ENERGY CO ..............................         1,771
    2,014,087       OCCIDENTAL PETROLEUM CORP ....................        48,842
    1,018,641     * OCEAN ENERGY, INC (NEW) ......................        17,699
      116,628     * OCEANEERING INTERNATIONAL, INC ...............         2,267
       22,469       OMV AKTIENGESELLS AG .........................         1,740
    3,019,000       OSAKA GAS CO LTD .............................         9,173
      389,086     * PARKER DRILLING CO ...........................         1,970
       51,262       PATINA OIL & GAS CORP ........................         1,230
      191,178     * PATTERSON ENERGY, INC ........................         7,121
       90,065     * PENNACO ENERGY, INC ..........................         1,768
      452,420       PENNZOIL-QUAKER STATE CO .....................         5,825
      400,380       PETROBRAS S.A ................................         9,958
       12,700       PETRO-CANADA (NON-RESIDENT) ..................           323
      970,645       PETRO-CANADA (VARIABLE- VTG) .................        24,654
       94,190     * PETROLEUM GEO-SERVICES ASA ...................         1,239
    1,130,729       PHILLIPS PETROLEUM CO ........................        64,310
      590,112     * PIONEER NATURAL RESOURCES CO .................        11,618
       92,033     * PLAINS RESOURCES, INC ........................         1,944
      229,183       POGO PRODUCING CO ............................         7,133
       44,800     * PRECISION DRILLING CORP ......................         1,678
      428,433     * PRIDE INTERNATIONAL, INC .....................        10,550
       52,838     * PRIMA ENERGY CORP ............................         1,849
       19,729     * PRIZE ENERGY CORP ............................           409
      259,732     * PURE RESOURCES, INC ..........................         5,260
    1,148,780     * R & B FALCON CORP ............................        26,350
    1,094,319       REPSOL YPF S.A ...............................        17,487
      575,479     * ROWAN COS, INC ...............................        15,538
    7,195,634       ROYAL DUTCH PETROLEUM CO .....................       440,895
      250,000       ROYAL DUTCH PETROLEUM CO (NY REGD)ADR ........        15,141
      459,336       RPC, INC .....................................         6,660
       26,000       SANTA FE INTERNATIONAL CORP ..................           834
    1,364,708       SANTOS LTD ...................................         4,565
      721,600       SCHLUMBERGER LTD .............................        57,683

22  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  ENERGY--(Continued)
      108,000     * SEACOR SMIT, INC .............................  $      5,684
      105,159     * SEITEL, INC ..................................         1,939
           50     * SERVAL GROWTH FUND TRUST (UNITS) .............             0
      614,000       SHOWA SHELL SEKIYU K.K .......................         2,575
       65,544       SMEDVIG AS SERIES A ..........................           624
       14,101     * SMEDVIG AS (CLASS B) .........................           114
      355,214     * SMITH INTERNATIONAL, INC .....................        26,486
       66,300     * SPINNAKER EXPLORATION CO .....................         2,818
      193,598       ST. MARY LAND & EXPLORATION CO ...............         6,449
      111,600     * STONE ENERGY CORP ............................         7,204
      424,913       SUNCOR ENERGY, INC ...........................        10,835
      615,371       SUNOCO, INC ..................................        20,730
      248,625     * SUPERIOR ENERGY SERVICES, INC ................         2,859
      123,400     * SWIFT ENERGY CO ..............................         4,643
        8,442       TECHNIP S.A ..................................         1,225
      395,176       TEIKOKU OIL CO LTD ...........................         1,647
      182,881     * TESORO PETROLEUM CORP ........................         2,126
    3,059,214       TEXACO, INC ..................................       190,054
      324,765       TIDEWATER, INC ...............................        14,411
    4,535,000     e TOKYO GAS CO LTD .............................        13,422
      728,325       TOSCO CORP ...................................        24,718
    2,777,692       TOTAL FINA ELF S.A ...........................       413,103
      156,663       TOTAL FINA ELF S.A. SERIES B .................        23,226
      163,377       TOTAL FINA S.A. (STRIP VVPR) .................             2
        2,025     * TOTAL FINA WTS 08/05/03 ......................            62
      801,210       TRANS CANADA PIPELINES LTD ...................         9,175
      150,287     * TRANSMONTAIGNE, INC ..........................           413
      139,701       TRANSOCEAN SEDCO FOREX, INC ..................         6,426
           32     * TRANSTEXAS GAS CORP (CLASS A) ................             0
      128,797     * TRICO MARINE SERVICES, INC ...................         1,988
           35     * TRITON ENERGY LTD ............................             1
      411,843     * TULLOW OIL PLC ...............................           406
      584,599       ULTRAMAR DIAMOND SHAMROCK CORP ...............        18,049
      178,400     * UNIT CORP ....................................         3,378
       46,900     * UNIVERSAL COMPRESSION HOLDINGS, INC ..........         1,768
    1,506,279       UNOCAL CORP ..................................        58,274
    2,019,889       USX-MARATHON GROUP, INC ......................        56,052
      162,756     * UTI ENERGY CORP ..............................         5,351
      418,000       VALERO ENERGY CORP ...........................        15,544
      323,756     * VARCO INTERNATIONAL, INC (NEW) ...............         7,042
      170,002     * VERITAS DGC, INC .............................         5,491
      278,340       VINTAGE PETROLEUM, INC .......................         5,984
      769,250     * WEATHERFORD INTERNATIONAL, INC ...............        36,347
      330,897       WESTCOAST ENERGY, INC ........................         7,975
      593,200       WOODSIDE PETROLEUM LTD .......................         4,861
                                                                    ------------
                    TOTAL ENERGY .................................     7,011,908
                                                                    ------------
FINANCIAL SERVICES--19.54%
      116,500       21ST CENTURY INSURANCE GROUP .................         1,660
      783,237     * 3I GROUP PLC .................................        14,485
    5,560,428     * ABBEY NATIONAL PLC ...........................       101,252
    2,127,643       ABN-AMRO HOLDINGS NV .........................        48,383
      433,221       ABSA GROUP LTD ...............................         1,637
    2,161,810       ACE LTD ......................................        91,742
      529,200       ACOM CO LTD ..................................        39,065
       62,444       ADVANTA CORP (CLASS A) .......................           550
      103,197       ADVANTA CORP (CLASS B) .......................           742
    3,181,503       AEGON NV .....................................       131,612
      158,285     * AFFILIATED MANAGERS GROUP, INC ...............         8,686
    1,509,201       AFLAC, INC ...................................       108,945
       36,200     * AFRICAN LIFE ASSURANCE CO LTD ................            55
          300       AIFUL CORP ...................................            25
       23,400       ALABAMA NATIONAL BANCORP .....................           529
       73,198       ALEXANDRIA REAL ESTATE EQUITIES, INC .........         2,722
      135,700       ALFA CORP ....................................         2,493
       42,211       ALLEGHANY CORP (DELAWARE) ....................         8,674
      464,034       ALLIANZ AG. (REGD) ...........................       174,578
      317,440       ALLIED CAPITAL CORP ..........................         6,627
      432,346       ALLIED IRISH BANKS PLC (UNITED KINGDOM) ......         5,039
    2,658,035       ALLIED IRISH BANKS PLC (IRELAND) .............        30,821
      300,931       ALLMERICA FINANCIAL CORP .....................        21,817
   10,281,833       ALLSTATE CORP ................................       447,902
      272,000       ALPHA BANK S.A ...............................         9,368
      500,600       AMB PROPERTY CORP ............................        12,922
      492,650       AMBAC FINANCIAL GROUP, INC ...................        28,728
      177,200       AMCORE FINANCIAL, INC ........................         3,666
      127,600       AMERICAN CAPITAL STRATEGIES LTD ..............         3,214
    8,274,051       AMERICAN EXPRESS CO ..........................       454,556
      189,808       AMERICAN FINANCIAL GROUP, INC ................         5,042
       79,300       AMERICAN FINANCIAL HOLDINGS, INC .............         1,636
    1,405,182       AMERICAN GENERAL CORP ........................       114,522
       38,900       AMERICAN INDUSTRIAL PROPERTIES REIT ..........           477
   14,484,436       AMERICAN INTERNATIONAL GROUP, INC ............     1,427,622
      104,700       AMERICAN NATIONAL INSURANCE CO ...............         7,643
      424,480    e* AMERITRADE HOLDINGS CORP (CLASS A) ...........         2,971
       49,200       AMLI RESIDENTIAL PROPERTIES TRUST ............         1,215
      418,685       AMP DIVERSIFIED PROPERTY TRUST ...............           570
    2,491,256     e AMP LTD ......................................        27,994
       76,900     * AMPAL-AMERICAN ISRAEL CORP (CLASS A) .........           466
        3,440     * AMRESCO, INC .................................             5
    2,250,504       AMSOUTH BANCORPORATION .......................        34,320
    1,985,927       AMVESCAP PLC .................................        40,761
      256,131     * ANC RENTAL CORP ..............................           896
      609,700       ANCHOR BANCORP WISCONSIN, INC ................         9,755
       11,200       ANDOVER BANCORP, INC .........................           386
    1,422,575       AON CORP .....................................        48,723
      416,583       APARTMENT INVESTMENT & MANAGEMENT CO
                      (CLASS A) ..................................        20,803
       62,800     * ARCH CAPITAL GROUP LTD .......................           942
      445,753       ARCHSTONE COMMUNITIES TRUST ..................        11,478
      369,800       ARDEN REALTY GROUP, INC ......................         9,291
       41,200       AREA BANCSHARES CORP .........................           680
      197,152       ARGONAUT GROUP, INC ..........................         4,140
      146,700    b* ARM FINANCIAL GROUP, INC (CLASS A) ...........             0
    5,619,486       ASAHI BANK LTD ...............................        19,142
      762,000     * ASHIKAGA BANK LTD ............................         1,321
    5,366,761     e ASSICURAZIONI GENERALI S.P.A .................       213,143
      542,939       ASSOCIATED BANC-CORP .........................        16,492
      314,281     * ASSOCIATES FIRST CAP. RESIDUAL VALUE .........             5
    1,120,655       ASTORIA FINANCIAL CORP .......................        60,866
    1,146,908       AUSTRALIAN & NEW ZEALAND BANKING GROUP LTD ...         9,165
    2,049,549     * AUTONATION, INC ..............................        12,297
      396,541       AVALONBAY COMMUNITIES, INC ...................        19,877
      444,727     e AXA ..........................................        64,303
       76,581     * AXA (SPON ADR) ...............................         5,499
      619,000     e AXA ASIA PACIFIC HOLDINGS LTD ................         1,031
      162,019       BA HOLDINGS AG ...............................         8,914
      119,096       BAADER WERTPAPIERHANDELSBANK AG ..............         1,789
       12,200       BALDWIN & LYONS, INC (CLASS B) ...............           284
      485,403     e BANCA COMMERCIALE ITALIANA S.P.A .............         3,327
    7,197,697     e BANCA DI ROMA ................................         7,812
    1,056,002     e BANCA INTESA RISP S.P.A ......................         3,054
   22,008,267     e BANCA INTESA S.P.A ...........................       105,797
      507,403     * BANCA INTESA S.P.A. PUT WTS 11/15/02 .........           457
    3,612,656     e BANCA POPOLARE DI MILANO .....................        17,977
        1,314       BANCFIRST CORP ...............................            52
       64,880     * BANCO AMBROS VENETO RISP WTS 05/31/02 ........            37
      843,540     * BANCO AMBROS VENETO WTS 05/31/02 .............           879
    3,912,187       BANCO COMERCIAL PORTUGUES S.A. (REGD) ........        20,753
      328,155       BANCO ESPIRITO SANTO S.A. (REGD) .............         5,515
       79,961       BANCO FRANCES S.A ............................           549
    8,548,310       BANCO SANTANDER CENTRAL HISPANO S.A ..........        91,496
      462,488       BANCORPSOUTH, INC ............................         5,637
      583,344       BANCWEST CORP ................................        15,240

       SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report     o  23

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  FINANCIAL SERVICES--(Continued)
   15,234,114       BANK OF AMERICA CORP .........................  $    698,865
    2,016,437       BANK OF EAST ASIA LTD ........................         5,209
      717,000     e BANK OF FUKUOKA LTD ..........................         3,064
       21,700       BANK OF GRANITE CORP .........................           505
    3,471,344       BANK OF IRELAND ..............................        34,809
      653,849       BANK OF MONTREAL .............................        34,216
    4,580,274       BANK OF NEW YORK CO, INC .....................       252,774
    1,189,216       BANK OF NOVA SCOTIA ..........................        34,204
    4,350,087     e BANK OF TOKYO MITSUBISHI LTD .................        43,311
    1,895,656       BANK OF YOKOHAMA LTD .........................         8,615
    7,026,194       BANK ONE CORP ................................       257,334
      165,950       BANK UNITED CORP (CLASS A) ...................        11,316
      106,100     e BANKATLANTIC BANCORP, INC (CLASS A) ..........           398
    1,109,731       BANKNORTH GROUP, INC .........................        22,125
        8,226       BANNER CORP ..................................           125
    2,671,157       BARCLAYS PLC .................................        82,676
      165,267       BAY VIEW CAPITAL CORP ........................         1,033
    2,111,513     e BAYERISCHE HYPO-UND VEREINSBANK AG ...........       118,553
    3,097,818       BB&T CORP ....................................       115,587
    5,907,206       BCO BILBAO VIZCAYA ARGENTARIA S.A ............        87,908
      544,202       BEAR STEARNS COS, INC ........................        27,584
      112,000       BEDFORD PROPERTY INVESTORS, INC ..............         2,268
      104,750       BERKLEY (W.R.) CORP ..........................         4,943
    2,154,052       BIPOP-CARIRE S.P.A ...........................        14,056
      107,000     * BLACKROCK, INC ...............................         4,494
       79,900       BLANCH (E.W.) HOLDINGS, INC ..................         1,393
    1,009,056       BNP PARIBAS GROUP ............................        88,582
    1,539,100       BOE LTD ......................................           909
       75,315     * BOK FINANCIAL CORP ...........................         1,600
      346,300       BOSTON PROPERTIES, INC .......................        15,064
      102,727       BOYKIN LODGING CO ............................           873
    1,092,656       BPI-SGPS S.A. (REGD) .........................         3,426
   21,016,246     * BANCO BRADESCO S.A. PFD RTS ..................            70
      230,500       BRANDYWINE REALTY TRUST ......................         4,768
      272,700       BRE PROPERTIES, INC (CLASS A) ................         8,641
    1,157,101       BRITISH LAND CO PLC ..........................         8,210
      190,600       BROOKFIELD PROPERTIES CORP ...................         3,350
       36,500       BROOKLINE BANCORP, INC .......................           420
      132,284       BROWN & BROWN, INC ...........................         4,630
       50,500       BSB BANCORP, INC .............................           665
       49,141     * BTG PLC ......................................         1,064
      170,900       BURNHAM PACIFIC PROPERTIES, INC ..............           790
      520,800       C.I. FUND MANAGEMENT, INC ....................         5,704
        1,920     * CALIFORNIA FEDERAL BANK GOODWILL CERT ........             4
      244,572       CAMDEN PROPERTY TRUST ........................         8,193
    1,057,728       CANADIAN IMPERIAL BANK OF COMMERCE ...........        32,746
    1,402,365     * CANARY WHARF GROUP PLC .......................        10,212
       85,700       CAPITAL AUTOMOTIVE REIT ......................         1,184
        1,200       CAPITAL CITY BANK GROUP, INC .................            30
    1,185,463       CAPITAL ONE FINANCIAL CORP ...................        78,018
    2,991,000     * CAPITALAND LTD ...............................         5,175
      209,300       CAPITOL FEDERAL FINANCIAL ....................         3,506
       44,500       CAPSTEAD MORTGAGE CORP .......................           484
      460,100       CARRAMERICA REALTY CORP ......................        14,407
      151,048       CASH AMERICA INTERNATIONAL, INC ..............           661
      566,950     * CATELLUS DEVELOPMENT CORP ....................         9,922
       29,900       CATHAY BANCORP, INC ..........................         1,764
      122,000     * CB RICHARD ELLIS SERVICES GROUP, INC .........         1,784
      152,446       CBL & ASSOCIATES PROPERTIES, INC .............         3,859
      128,600     * CCC INFORMATION SERVICES GROUP, INC ..........           804
           41       CENTENNIAL BANCORP ...........................             0
          100       CENTER TRUST, INC ............................             0
      137,100       CENTERPOINT PROPERTIES CORP ..................         6,478
      247,385       CENTURA BANKS, INC ...........................        11,936
       22,200       CENTURY SOUTH BANKS, INC .....................           748
    9,874,272       CGNU PLC .....................................       159,597
      108,400       CHARLES E. SMITH RESIDENTIAL REALTY, INC .....         5,095
       65,152       CHARTER MUNICIPAL MORTGAGE ACCEPTANCE CO .....           876
    5,194,152       CHARTER ONE FINANCIAL, INC ...................       149,981
      136,700       CHATEAU COMMUNITIES, INC .....................         4,161
       98,500       CHELSEA PROPERTY GROUP, INC ..................         3,632
       34,935       CHEMICAL FINANCIAL CORP ......................           817
          946       CHEUNG KONG HOLDINGS LTD .....................            12
          540       CHIBA BANK LTD ...............................             2
          864     * CHINESE ESTATES LTD ..........................             0
      209,842       CHITTENDEN CORP ..............................         6,361
          950       CHIYODA FIRE & MARINE INSURANCE CO LTD .......             3
      289,200     * CHOICEPOINT, INC .............................        18,961
    1,083,391       CHUBB CORP ...................................        93,713
    1,132,300       CHUO MITSUI TRUST & BANKING CO LTD ...........         3,490
      887,985       CINCINNATI FINANCIAL CORP ....................        35,131
    1,244,500       CIT GROUP, INC (CLASS A) .....................        25,046
   38,821,908       CITIGROUP, INC ...............................     1,982,344
      273,752       CITIZENS BANKING CORP (MICHIGAN) .............         7,956
        3,700       CITY BANK LYNNWOOD (WASHINGTON) ..............            79
    3,548,326       CITY DEVELOPMENTS LTD ........................        16,473
           66       CITY HOLDINGS CO .............................             0
      248,000       CITY NATIONAL CORP ...........................         9,626
      131,100     * CNA FINANCIAL CORP ...........................         5,080
       76,100       CNA SURETY CORP ..............................         1,084
      118,500     * CNP ASSURANCES ...............................         4,750
       62,500     * COAST FEDERAL LITIGATION CONTINGENT RTS ......            86
      618,000       COLONIAL BANCGROUP, INC ......................         6,644
      131,500       COLONIAL PROPERTIES TRUST ....................         3,427
      886,174       COMDISCO, INC ................................        10,136
    1,633,008       COMERICA, INC ................................        96,960
      220,090       COMMERCE BANCORP, INC ........................        15,049
      397,351       COMMERCE BANCSHARES, INC .....................        16,887
      117,640       COMMERCE GROUP, INC ..........................         3,197
      196,440       COMMERCIAL BANK OF GREECE ....................         9,412
      369,675       COMMERCIAL FEDERAL CORP ......................         7,186
       87,499       COMMERCIAL NET LEASE REALTY, INC .............           891
        5,700       COMMONWEALTH BANCORP, INC ....................            88
    2,946,670       COMMONWEALTH BANK OF AUSTRALIA ...............        50,604
      318,900       COMMUNITY FIRST BANKSHARES, INC ..............         6,019
       56,791       COMMUNITY TRUST BANCORP, INC .................           845
      885,900       COMPASS BANCSHARES, INC ......................        21,151
      100,200    e* COMPUCREDIT CORP .............................         1,816
    2,134,323     e CONSECO, INC .................................        28,146
       67,100  b,e* CONTIFINANCIAL CORP ..........................             1
      165,600       CORNERSTONE REALTY INCOME TRUST, INC .........         1,749
       57,400     * CORONATION HOLDINGS LTD (N SHS) ..............           793
       34,379       CORPORACION MAPFRE S.A .......................           655
      710,487     * CORRECTIONS CORP OF AMERICA ..................           244
       56,300       CORUS BANKSHARES, INC ........................         2,786
      605,829       COUNTRYWIDE CREDIT INDUSTRIES, INC ...........        30,443
      234,008       COUSINS PROPERTIES, INC ......................         6,538
        2,800       CPB, INC .....................................            78
      233,100       CRAWFORD & CO (CLASS A) ......................         2,375
      160,000       CRAWFORD & CO (CLASS B) ......................         1,860
      254,900     * CREDIT ACCEPTANCE CORP .......................         1,529
    1,731,566       CREDIT LYONNAIS S.A ..........................        60,479
      220,643     e CREDIT SAISON CO LTD .........................         4,724
      406,160       CREDIT SUISSE GROUP (REGD) ...................        77,197
       30,200  b,e* CREDITRUST CORP ..............................             8
      542,300       CRESCENT REAL ESTATE EQUITIES CO .............        12,066
       28,910     * CRESECENT OPERATING, INC .....................            18
            1     f CRESTARAN INTERNATIONAL INVESTMENT ...........             0
       99,460     * CRESTLINE CAPITAL CORP .......................         2,561
        2,689    b* CRIIMI MAE, INC ..............................             2
      111,900     * CSK AUTO CORP ................................           434
      417,000       CULLEN FROST BANKERS, INC ....................        17,436
       85,993       CVB FINANCIAL CORP ...........................         1,462

24  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  FINANCIAL SERVICES--(Continued)
       10,000     * DAH SING FINANCIAL GROUP .....................  $         54
      117,138    e* DAIKYO, INC ..................................           174
       76,800       DAIN RAUSCHER CORP ...........................         7,272
      500,000     * DAI-TOKYO FIRE & MARINE INSURANCE CO .........         1,493
    3,301,000       DAIWA BANK LTD ...............................         5,405
    2,467,852     e DAIWA SECURITIES GROUP, INC ..................        25,781
    2,003,000       DAO HENG BANK GROUP LTD ......................        11,376
    1,863,258       DBS GROUP HOLDINGS LTD .......................        21,061
       93,527     * DELPHI FINANCIAL GROUP, INC (CLASS A) ........         3,601
    1,030,491       DEN DANSKE BANK AF 1871 ......................        18,536
      937,821     e DEUTSCHE BANK AG. (REGD) .....................        78,190
      373,700       DEVELOPERS DIVERSIFIED REALTY CORP ...........         4,975
      180,000       DIAMOND LEASE CO LTD .........................         1,852
      661,500       DIME BANCORP, INC ............................        19,556
      105,500       DIME COMMUNITY BANCSHARES ....................         2,664
      101,000     * DLJ DIRECT, INC ..............................           379
    6,914,513     e DNB HOLDING ASA ..............................        37,244
      203,800       DORAL FINANCIAL CORP .........................         4,929
      127,795       DOWNEY FINANCIAL CORP ........................         7,029
    2,576,499     e DRESDNER BANK AG. (REGD) .....................       112,003
      197,418     e DROTT AB SERIES B ............................         2,720
      776,925       DUKE-WEEKS REALTY CORP .......................        19,132
    1,256,009     * E TRADE GROUP, INC ...........................         9,263
       49,778     * FIRST RUSSIAN FRONTIER SERIES A WTS 06/30/01 .             6
      248,893     * EAST EUROPEAN FRONTIER TRUST PLC .............         1,948
      139,400       EAST WEST BANCORP, INC .......................         3,476
       96,400       EASTGROUP PROPERTIES, INC ....................         2,157
      369,800       EATON VANCE CORP .............................        11,926
      431,142       EDWARDS (A.G.), INC ..........................        20,452
       11,500     * ELECTRO RENT CORP ............................           162
      162,400       ENHANCE FINANCIAL SERVICES GROUP, INC ........         2,507
       94,800       ENTERTAINMENT PROPERTIES TRUST ...............         1,043
    2,046,113       EQUITY OFFICE PROPERTIES TRUST ...............        66,754
      765,851       EQUITY RESIDENTIAL PROPERTIES TRUST CO .......        42,361
      222,000       ERIE INDEMNITY CO (CLASS A) ..................         6,618
      108,600       ESSEX PROPERTY TRUST, INC ....................         5,946
        5,730       SOCIETE EURAFRANCE S.A .......................         4,164
          909     * EVERGO CHINA HOLDINGS LTD ....................             0
       24,765       F & M BANCORP, INC (MARYLAND) ................           511
      140,122       F & M NATIONAL CORP ..........................         3,661
       70,745       F.N.B. CORP ..................................         1,486
        9,100     * FAIRFAX FINANCIAL HOLDINGS LTD ...............         1,384
        7,800       FARMERS CAPITAL BANK CORP ....................           215
      130,794       FBL FINANCIAL GROUP, INC (CLASS A) ...........         2,281
      235,600       FEDERAL REALTY INVESTMENT TRUST ..............         4,476
      602,700       FEDERATED INVESTORS, INC (CLASS B) ...........        17,554
      124,762       FEDSURE HOLDINGS LTD .........................           514
    4,141,376       FGLMC ........................................       285,237
      376,239       FIDELITY NATIONAL FINANCIAL, INC .............        13,897
    2,258,010       FIFTH THIRD BANCORP ..........................       134,916
       63,400     * FINANCIAL FEDERAL CORP .......................         1,514
      375,801       FINOVA GROUP, INC ............................           352
      347,348       FIRST AMERICAN CORP ..........................        11,419
      148,200       FIRST BANCORP (PUERTO RICO) ..................         3,501
        3,000       FIRST BUSEY CORP .............................            60
      119,900       FIRST CHARTER CORP ...........................         1,784
       32,600       FIRST CITIZENS BANCSHARES, INC (CLASS A) .....         2,632
      233,642       FIRST COMMONWEALTH FINANCIAL CORP ............         2,336
       55,700       FIRST FEDERAL CAPITAL CORP ...................           808
      121,038       FIRST FINANCIAL BANCORP ......................         2,058
        8,320       FIRST FINANCIAL BANKSHARES, INC ..............           262
        6,000       FIRST FINANCIAL CORP (INDIANA) ...............           192
       68,200       FIRST FINANCIAL HOLDINGS, INC ................         1,343
        2,485     * FIRST HUNGARY FUND LTD (CLASS A) .............         4,603
       36,900       FIRST INDIANA CORP ...........................           867
       27,950       FIRST MERCHANTS CORP .........................           634
      246,669       FIRST MIDWEST BANCORP, INC ...................         7,092
       26,500       FIRST NIAGARA FINANCIAL GROUP, INC ...........           287
    1,598,400       FIRST NIS REGIONAL FUND (FULLY PD) ...........         6,394
      115,600       FIRST SENTINEL BANCORP, INC ..................         1,329
       39,853       FIRST SOURCE CORP ............................           727
      816,047       FIRST TENNESSEE NATIONAL CORP ................        23,614
    7,023,311       FIRST UNION CORP .............................       195,336
      335,455       FIRST VIRGINIA BANKS, INC ....................        16,102
       42,400       FIRST WASHINGTON REALTY TRUST, INC ...........         1,094
    8,243,584       FIRSTAR CORP .................................       191,663
      231,700     * FIRSTFED FINANCIAL CORP ......................         7,487
      497,920       FIRSTMERIT CORP ..............................        13,312
      365,812    e* FIRSTPLUS FINANCIAL GROUP, INC ...............            37
    2,849,350       FIRSTRAND LTD ................................         3,162
   11,121,256       FLEETBOSTON FINANCIAL CORP ...................       417,742
    6,307,181       FNMA .........................................       547,148
      221,702     e FORENINGSSPARBANKEN AB .......................         3,395
    2,060,072       FORTIS B .....................................        66,923
       51,968     * FORTIS B CVG 07/20/01 ........................           307
      462,027       FORTIS B NPV (STRIP VVPR) ....................             4
      363,174       FRANCHISE FINANCE CORP OF AMERICA ............         8,466
      882,000       FRANKLIN RESOURCES, INC ......................        33,604
      345,460       FREMONT GENERAL CORP .........................           972
      139,400     * FRIEDMAN, BILLINGS, RAMSEY GROUP, INC
                      (CLASS A) ..................................           915
       38,400       FRONTIER FINANCIAL CORP ......................           962
          600     * FRONTIER INSURANCE GROUP, INC ................             0
      159,596     * FRONTLINE CAPITAL GROUP, INC .................         2,122
    1,200,000       FUJI FIRE & MARINE INSURANCE CO LTD ..........         2,039
      417,743       FULTON FINANCIAL CORP ........................         9,634
       35,000     * GABELLI ASSET MANAGEMENT, INC (CLASS A) ......         1,162
      146,200       GABLES RESIDENTIAL TRUST .....................         4,094
      231,300       GALLAGHER (ARTHUR J.) & CO ...................        14,716
    1,520,853     * GANDEL RETAIL TRUST ..........................           953
      219,413     * GARTNER GROUP, INC (CLASS A) .................         1,514
      240,938     * GARTNER GROUP, INC (CLASS B) .................         1,528
       99,300       GBC BANCORP ..................................         3,811
       24,822       GECINA .......................................         2,377
      295,200       GENERAL GROWTH PROPERTIES, INC ...............        10,683
    2,304,798       GENERAL PROPERTY TRUST .......................         3,544
        6,853       GENERALI HOLDING VIENNA AG ...................         1,177
           80       GLACIER BANCORP, INC .........................             1
      177,800       GLENBOROUGH REALTY TRUST, INC ................         3,089
      142,800       GLIMCHER REALTY TRUST ........................         1,785
      172,000       GOLD BANC CORP, INC ..........................           806
    1,582,639       GOLDEN STATE BANCORP, INC ....................        49,754
        4,800     * GOLDEN STATE BANCORP, INC WTS 01/27/02 .......             6
      746,200       GOLDEN WEST FINANCIAL CORP ...................        50,369
      160,501       GREAT AMERICAN FINANCIAL RESOURCES, INC ......         3,070
       78,630       GREAT LAKES REIT, INC ........................         1,366
      207,798     * GREAT PORTLAND ESTATES PLC ...................           913
      255,700       GREATER BAY BANCORP ..........................        10,484
      524,458       GREENPOINT FINANCIAL CORP ....................        21,470
    3,852,000     * GRUPO FINANCIERO BANAMEX ACC SER O ...........         6,334
       60,000     * GRUPO FINANCIERO GALICIA S.A. SERIES B .......            90
      670,000       GUNMA BANK LTD ...............................         3,280
        3,000   f,b HAFNIA HOLDINGS AS (CLASS A) .................             0
        2,490   f,b HAFNIA HOLDINGS AS (CLASS B) .................             0
   12,077,738       HALIFAX GROUP PLC ............................       119,707
      375,583       HAMMERSON PLC ................................         2,589
       39,500       HANCOCK HOLDINGS CO ..........................         1,511
    2,100,500       HANG LUNG DEVELOPMENT CO LTD .................         1,872
    2,705,446       HANG SENG BANK LTD ...........................        36,420
       58,209       HARBOR FLORIDA BANCSHARES, INC ...............           869
       26,563     * HARBOR GLOBAL CO LTD .........................           133
      158,000       HARLEYSVILLE GROUP, INC ......................         4,622
       16,234       HARLEYSVILLE NATIONAL CORP ...................           563
    2,033,407       HARTFORD FINANCIAL SERVICES GROUP, INC .......       143,609
      238,700       HCC INSURANCE HOLDINGS, INC ..................         6,430

       SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report     o  25

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  FINANCIAL SERVICES--(Continued)
      305,214       HEALTH CARE PROPERTY INVESTORS, INC ..........  $      9,118
      162,427       HEALTH CARE REIT, INC ........................         2,639
      240,300       HEALTHCARE REALTY TRUST, INC .................         5,106
      218,108       HELLER FINANCIAL, INC (CLASS A) ..............         6,693
    2,102,000       HENDERSON LAND DEVELOPMENT CO LTD ............        10,699
    1,086,231       HIBERNIA CORP (CLASS A) ......................        13,849
      370,900       HIGHWOODS PROPERTIES, INC ....................         9,226
       75,862       HILB, ROGAL & HAMILTON CO ....................         3,025
      905,000       HITACHI CREDIT CORP ..........................        17,236
    1,490,000     * HOKURIKU BANK LTD ............................         3,105
      125,218       HOME PROPERTIES OF NEW YORK, INC .............         3,498
       51,262     * HOMEFED CORP .................................            44
          240       HONG KONG LAND HOLDINGS LTD ..................             1
      355,900       HOOPER HOLMES, INC ...........................         3,936
    1,482,449       HOPEWELL HOLDINGS LTD ........................           575
      217,032       HORACE MANN EDUCATORS CORP ...................         4,639
          118     * HORIZON GROUP PROPERTIES, INC ................             0
      312,100       HOSPITALITY PROPERTIES TRUST .................         7,061
    1,182,589       HOST MARRIOTT CORP (NEW) .....................        15,300
      543,500       HOTEL PROPERTIES LTD .........................           461
    2,839,758       HOUSEHOLD INTERNATIONAL, INC .................       156,187
      845,500       HRPT PROPERTIES TRUST ........................         6,394
    3,590,487       HSBC HOLDINGS PLC (HONG KONG) ................        53,168
   17,931,871       HSBC HOLDINGS PLC (UNITED KINGDOM) ...........       263,848
      100,400       HUDSON CITY BANCORP, INC .....................         2,033
      460,230       HUDSON UNITED BANCORP ........................         9,636
    1,477,883       HUNTINGTON BANCSHARES, INC ...................        23,923
    1,715,384       HYSAN DEVELOPMENT CO LTD .....................         2,419
       26,400     * IMC MORTGAGE CO ..............................             0
      306,492       IMPERIAL BANCORP .............................         8,045
       11,600     * IMPERIAL CREDIT INDUSTRIES, INC ..............             5
      417,000       INDEPENDENCE COMMUNITY BANK CORP .............         6,646
       70,704       INDEPENDENT BANK CORP ........................           884
      518,425     * INDYMAC BANCORP, INC .........................        15,294
    1,087,146       ING GROEP NV .................................        86,843
      192,300       INNKEEPERS U.S.A. TRUST ......................         2,127
      127,144     * INSIGNIA FINANCIAL GROUP, INC ................         1,510
           50     * INSPIRE INSURANCE SOLUTIONS, INC .............             0
       27,300     * INSURANCE AUTO AUCTIONS, INC .................           328
       62,451       INTEGRA BANK CORP ............................         1,596
       64,187       INTERNATIONAL BANCSHARES CORP ................         2,190
       40,000     * INTERNATIONAL BANK OF ASIA ...................            11
           95     * INTERSTATE HOTELS CORP .......................             0
       46,500       INVESTEC GROUP LTD ...........................         1,548
      160,788     * INVESTMENT TECHNOLOGY GROUP, INC .............         6,713
      200,656       INVESTORS FINANCIAL SERVICES CORP ............        17,256
      109,042       IRISH LIFE & PERMANENT PLC
                      (UNITED KINGDOM) ...........................         1,348
      155,626       IRISH LIFE AND PERMANENT PLC .................         1,929
      196,100       IRT PROPERTY CO ..............................         1,593
       66,400       IRWIN FINANCIAL CORP .........................         1,407
      509,591       ISTAR FINANCIAL, INC .........................        10,033
       52,100     * ITT EDUCATIONAL SERVICES, INC ................         1,146
      180,400       JDN REALTY CORP ..............................         1,905
       98,900       JEFFERIES GROUP, INC (NEW) ...................         3,091
      656,396       JEFFERSON-PILOT CORP .........................        49,066
    3,835,820       JOHN HANCOCK FINANCIAL SERVICES, INC .........       144,323
       39,074       JOHN NUVEEN CO (CLASS A) .....................         2,247
      182,100     * JONES LANG LA SALLE ..........................         2,527
    1,481,305       JOYO BANK ....................................         4,709
   12,936,624       JP MORGAN CHASE & CO .........................       750,200
       83,000       JP REALTY, INC ...............................         1,307
        4,336     * JULIUS BAER HOLDINGS AG. SERIES B ............        23,734
       29,500       KANSAS CITY LIFE INSURANCE CO ................         1,044
      803,100       KBC BANCASSURANCE HOLDINGS NV ................        34,783
    2,729,640       KEYCORP ......................................        76,430
      171,526       KILROY REALTY CORP ...........................         4,813
      302,850       KIMCO REALTY CORP ............................        13,382
      471,568     * KNIGHT TRADING GROUP, INC ....................         6,572
      129,500       KOGER EQUITY, INC ............................         2,015
          100       KONOVER PROPERTY TRUST, INC ..................             0
      219,200     * LABRANCHE & CO, INC ..........................         6,699
    1,045,559       LAND SECURITIES PLC ..........................        13,159
       58,640       LANDAMERICA FINANCIAL GROUP, INC .............         2,371
        1,100    b* LEASING SOLUTIONS, INC .......................             0
    5,254,983       LEGAL & GENERAL GROUP PLC ....................        14,483
      329,532       LEGG MASON, INC ..............................        17,959
    2,050,438       LEHMAN BROTHERS HOLDINGS, INC ................       138,661
    1,193,502       LEND LEASE CORP LTD ..........................        11,102
      224,700       LEUCADIA NATIONAL CORP .......................         7,963
       15,300       LEXINGTON CORPORATE PROPERTIES TRUST .........           181
       58,614       LIBERTY CORP .................................         2,385
       31,600       LIBERTY FINANCIAL COS, INC ...................         1,408
      152,325       LIBERTY LIFE ASSOCIATION OF AFRICA LTD .......         1,358
    1,062,400       LINCOLN NATIONAL CORP ........................        50,265
   20,666,961       LLOYDS TSB GROUP PLC .........................       218,576
      171,560       LNR PROPERTY CORP ............................         3,774
       19,330     * LOCAL FINANCIAL CORP .........................           254
          360     * LTC HEALTHCARE, INC ..........................             0
      586,089       M & T BANK CORP ..............................        39,854
      188,400       MACERICH CO ..................................         3,615
      287,900       MACK-CALI REALTY CORP ........................         8,223
      308,900       MACKENZIE FINANCIAL CORP .....................         5,604
      214,100       MAF BANCORP, INC .............................         6,088
      110,100       MANUFACTURED HOME COMMUNITIES, INC ...........         3,193
    2,282,778       MANULIFE FINANCIAL CORP ......................        71,356
       23,400     * MARKEL CORP ..................................         4,235
      153,969     e MARSCHOLLEK LAUT UND PARTNER .................        16,841
    1,553,169       MARSH & MCLENNAN COS, INC ....................       181,721
      610,858       MARSHALL & ILSLEY CORP .......................        31,050
      577,187       MBIA, INC ....................................        42,784
    4,640,107       MBNA CORP ....................................       171,394
       64,600       MEDALLION FINANCIAL CORP .....................           945
      135,233       MEDICAL ASSURANCE, INC .......................         2,257
    1,152,676     e MEDIOBANCA S.P.A .............................        13,074
      871,582     * MEDITRUST CORP PAIRED ........................         2,233
    6,806,722       MELLON FINANCIAL CORP ........................       334,806
      454,039       MERCANTILE BANKSHARES CORP ...................        19,609
       70,400       MERCHANTS NEW YORK BANCORP, INC ..............         1,764
       99,100       MERCURY GENERAL CORP .........................         4,348
      230,942       MERISTAR HOSPITALITY CORP ....................         4,547
    6,284,784       MERRILL LYNCH & CO, INC ......................       428,544
       13,335     * MERRY LAND PROPERTIES, INC ...................            74
    7,212,926       METROPOLITAN LIFE INSURANCE CO ...............       252,452
      443,250     * METROPOLITAN LIFE LTD ........................           574
      158,986       METROVACESA S.A ..............................         2,305
        3,555     * MFN FINANCIAL CORP ...........................            16
        4,123     * MFN FINANCIAL CORP WTS SERIES A 03/23/02 .....             1
        4,123     * MFN FINANCIAL CORP WTS SERIES B 03/23/03 .....             1
        4,123     * MFN FINANCIAL CORP WTS SERIES C 03/23/04 .....             1
      699,400       MGIC INVESTMENT CORP .........................        47,166
       50,525       MID-AMERICA APARTMENT COMMUNITIES, INC .......         1,140
       49,181       MID-AMERICA BANCORP ..........................         1,119
       11,591       MIDLAND CO ...................................           322
       16,600       MID-STATE BANCSHARES .........................           589
       95,874       MILLS CORP ...................................         1,588
      728,206     * MIRVAC GROUP .................................         1,443
       17,100       MISSISSIPPI VALLEY BANCSHARES, INC ...........           502
    6,061,000       MITSUBISHI ESTATE CO LTD .....................        64,750
    7,375,889       MITSUBISHI TRUST & BANKING CORP ..............        50,766
    1,150,000       MITSUI FUDOSAN CO LTD ........................        11,430
    4,977,050     e MITSUI TAISHO MARINE & FIRE CO LTD ...........        28,546
       12,084       MIZUHO HOLDINGS, INC .........................        74,917
      245,200       MONY GROUP, INC ..............................        12,122

26  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  FINANCIAL SERVICES--(Continued)
      165,100       MORGAN KEEGAN, INC ...........................  $      4,375
    8,208,846       MORGAN STANLEY DEAN WITTER & CO ..............       650,551
      380,075     e MUENCHENER RUECKVER AG. (REGD) ...............       135,604
    3,638,332       NATIONAL AUSTRALIA BANK LTD ..................        58,249
      444,984       NATIONAL BANK OF CANADA ......................         7,881
    3,775,299       NATIONAL CITY CORP ...........................       108,540
    1,214,885       NATIONAL COMMERCE BANCORP ....................        30,068
      131,100       NATIONAL HEALTH INVESTORS, INC ...............           967
       17,669       NATIONAL PENN BANCSHARES, INC ................           357
        3,600     * NATIONAL WESTERN LIFE INSURANCE CO ...........           371
      146,700     * NATIONSRENT, INC .............................           229
      137,700       NATIONWIDE FINANCIAL SERVICES, INC (CLASS A) .         6,541
      271,800       NATIONWIDE HEALTH PROPERTIES, INC ............         3,499
       62,109       NBT BANCORP, INC .............................           908
      148,222       NEDCOR LTD ...................................         3,348
      149,389     * NETBANK, INC .................................           980
      196,700       NEUBERGER BERMAN, INC ........................        15,945
      534,320       NEW PLAN EXCEL REALTY TRUST ..................         7,013
    3,275,936     * NEW WORLD DEVELOPMENT CO LTD .................         3,969
      189,100     * NEXTCARD, INC ................................         1,513
      188,400     e NICHIEI CO LTD (KYOTO) .......................         1,001
        3,000       NIKKO SECURITIES CO LTD ......................            23
      665,000       NIPPON SHINPAN CO LTD ........................           844
      280,600       NISSAN FIRE & MARINE INSURANCE CO LTD ........           944
    5,110,000       NOMURA SECURITIES CO LTD .....................        91,953
    4,781,264     e NORDEA AB ....................................        36,231
      917,579     e NORDIC BALTIC HOLDING AB .....................         7,156
    1,002,828       NORTH FORK BANCORP, INC ......................        24,632
    1,370,486       NORTHERN TRUST CORP ..........................       111,780
       43,600       NORTHWEST BANCORP, INC .......................           395
       97,100       NY COMMUNITY BANCORP .........................         3,568
       81,300       OCEANFIRST FINANCIAL CORP ....................         2,002
      180,838     * OCWEN FINANCIAL CORP .........................         1,153
      349,500       OHIO CASUALTY CORP ...........................         3,495
      837,108       OLD KENT FINANCIAL CORP ......................        36,623
      331,411       OLD NATIONAL BANCORP .........................         9,922
      759,450       OLD REPUBLIC INTERNATIONAL CORP ..............        24,302
       13,000       OMEGA FINANCIAL CORP .........................           351
      237,000     * ORIENT CORP ..................................           291
       53,866       ORIENTAL FINANCIAL GROUP, INC ................           717
      159,800       ORIX CORP ....................................        16,036
    1,774,129       OVERSEAS CHINESE BANKING CORP LTD ............        13,199
       10,000     * OVERSEAS UNION BANK LTD ......................            47
      146,700       PACIFIC CAPITAL BANCORP ......................         4,126
      537,600       PACIFIC CENTURY FINANCIAL CORP ...............         9,509
           47       PACIFIC CREST CAPITAL, INC ...................             1
      109,100       PACIFIC GULF PROPERTIES, INC .................           668
       71,250       PACIFIC NORTHWEST BANCORP ....................           984
       90,938       PAN PACIFIC RETAIL PROPERTIES, INC ...........         2,029
       28,137       PARK NATIONAL CORP ...........................         2,524
      617,000       PARKWAY HOLDINGS LTD .........................         1,139
       56,946       PARKWAY PROPERTIES, INC ......................         1,691
       50,900       PENNSYLVANIA REAL ESTATE INVESTMENT TRUST ....           973
      159,350       PEOPLES BANK OF BRIDGEPORT CO ................         4,123
      517,000     b PERIGRINE INVESTMENT HOLDINGS, INC ...........             0
       85,000       PFF BANCORP, INC .............................         1,774
       46,500    e* PHILADELPHIA CONSOLIDATED HOLDINGS CORP ......         1,436
      264,006       PHOENIX INVESTMENT PARTNERS LTD ..............         4,142
       16,300     * PICO HOLDINGS, INC ...........................           203
       17,200       PMA CAPITAL CORP (CLASS A) ...................           297
      143,051       PMI GROUP, INC ...............................         9,683
    1,776,189       PNC FINANCIAL SERVICES GROUP, INC ............       129,773
       35,851     e POHJOLA GROUP INSURANCE CO LTD SERIES B ......         1,582
      864,192       POPULAR, INC .................................        22,739
      222,577       POST PROPERTIES, INC .........................         8,361
       93,070       PREMIER NATIONAL BANCORP, INC ................         1,937
      224,500       PRENTISS PROPERTIES TRUST ....................         6,047
      155,700       PRESIDENTIAL LIFE CORP .......................         2,326
       47,900       PRIME GROUP REALTY TRUST .....................           689
           50     * PROFESSIONALS GROUP, INC .....................             1
      353,750       PROGRESSIVE CORP .............................        36,657
      536,460       PROLOGIS TRUST ...............................        11,936
      496,900       PROMISE CO LTD ...............................        35,244
       31,630       PROMISTAR FINANCIAL CORP .....................           550
      300,200       PROTECTIVE LIFE CORP .........................         9,681
      168,604       PROVIDENT BANKSHARES CORP ....................         3,520
      148,200       PROVIDENT FINANCIAL GROUP, INC ...............         5,558
      239,695       PROVIDENT FINANCIAL GROUPPLC .................         3,541
    1,683,496       PROVIDIAN FINANCIAL CORP .....................        96,801
    1,800,577       PRUDENTIAL PLC ...............................        28,968
       86,748       PS BUSINESS PARKS, INC .......................         2,412
      563,180       PUBLIC STORAGE, INC ..........................        13,692
      888,380       QBE INSURANCE GROUP LTD ......................         4,882
       17,000       R&G FINANCIAL CORP (CLASS B) .................           242
      162,920       RADIAN GROUP, INC ............................        12,229
      664,695     e RAS S.P.A ....................................        10,366
      253,906       RAYMOND JAMES FINANCIAL CORP .................         8,855
      143,000       REALTY INCOME CORP ...........................         3,557
      253,211       RECKSON ASSOCIATES REALTY CORP ...............         6,675
        7,267       REDWOOD TRUST, INC ...........................           129
      183,200       REGENCY REALTY CORP ..........................         4,340
    1,332,190       REGIONS FINANCIAL CORP .......................        36,385
      120,275       REINSURANCE GROUP OF AMERICA, INC ............         4,270
      393,878     * RELIANCE GROUP HOLDINGS, INC .................             2
      312,344       REPUBLIC BANCORP, INC ........................         3,377
      293,874       REPUBLIC SECURITY FINANCIAL CORP .............         2,121
       20,032       RESOURCE AMERICA, INC (CLASS A) ..............           230
           25    e* RESOURCE BANCSHARES MORTGAGE GROUP, INC ......             0
      159,300       RFS HOTEL INVESTORS, INC .....................         2,081
      191,500       RICHMOND COUNTY FINANCIAL CORP ...............         5,003
      119,200       RIGGS NATIONAL CORP ..........................         1,661
       30,900       RLI CORP .....................................         1,381
      450,990       ROSLYN BANCORP, INC ..........................        12,318
   19,816,152       ROYAL & SUN ALLIANCE INSURANCE GROUP PLC .....       169,616
    1,367,707       ROYAL BANK OF CANADA .........................        46,304
    3,596,079     * ROYAL BANK OF SCOTLAND PLC ...................        84,982
      102,100       S & T BANCORP, INC ...........................         2,208
      715,460       SAFECO CORP ..................................        23,521
       27,880       SAI S.P.A. (S/S) (NON-VOTE) CV ...............           248
       53,858     e SAI S.P.A ....................................         1,067
    9,948,244       SAKURA BANK LTD ..............................        60,108
      255,740     e SAMPO-LEONIA INSURANCE SERIES A ..............        13,807
    1,918,997     e SAN PAOLO-IMI S.P.A ..........................        31,026
       16,800       SANDY SPRING BANCORP, INC ....................           382
    1,043,500       SANLAM LTD ...................................         1,318
       34,440       SANTANDER BANCORP ............................           663
          765       SANWA BANK LTD ...............................             5
        1,500     * SANYO SHINPAN FINANCE CO LTD .................            44
       21,700       SAUL CENTERS, INC ............................           404
    1,502,041       SCHRODERS PLC (NEW) ..........................        29,640
    6,399,000       SCHWAB (CHARLES) CORP ........................       181,572
       50,667       SCPIE HOLDINGS, INC ..........................         1,197
      153,300       SEACOAST FINANCIAL SERVICES CORP .............         1,840
      189,900     * SECURITY CAPITAL GROUP, INC (CLASS B) ........         3,810
      223,836       SEI INVESTMENTS CO ...........................        25,070
      357,700       SELECTIVE INSURANCE GROUP, INC ...............         8,674
       81,110       SENIOR HOUSING PROPERTIES TRUST ..............           755
      314,000       SEVENTY-SEVEN (77) BANK LTD ..................         1,790
      962,000       SHIZUOKA BANK LTD ............................         8,752
      158,832     e SHOHKOH FUND & CO LTD ........................        16,412
           96       SHORELINE FINANCIAL CORP .....................             1
      308,950     * SILICON VALLEY BANCSHARES ....................        10,678
       29,981       SIMCO S.A. (REGD) ............................         2,072

       SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report     o  27

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  FINANCIAL SERVICES--(Continued)
          800       SIMMONS FIRST NATIONAL CORP (CLASS A) ........  $         18
      606,660       SIMON PROPERTY GROUP, INC ....................        14,560
    6,031,429       SINO LAND CO LTD .............................         3,151
      944,201       SKANDIA FORSAKRINGS AB .......................        15,361
    1,353,335     e SKANDINAVISKA ENSKILDA BANKEN SERIES A .......        14,917
      532,463       SKY FINANCIAL GROUP, INC .....................         8,919
      135,400       SL GREEN REALTY CORP .........................         3,791
      739,209       SLOUGH ESTATES PLC ...........................         4,538
      841,460       SOCIETE GENERALE S.A .........................        52,301
      159,107       SOUTH FINANCIAL GROUP, INC ...................         2,108
      936,155       SOUTHTRUST CORP ..............................        38,090
      185,600     * SOUTHWEST BANCORP OF TEXAS, INC ..............         7,969
       95,881     e SOUTHWEST SECURITIES GROUP, INC ..............         2,481
    1,125,056       SOVEREIGN BANCORP, INC .......................         9,141
       70,300       SOVRAN SELF STORAGE, INC .....................         1,397
      365,100       SPIEKER PROPERTIES, INC ......................        18,301
    2,839,422       ST. PAUL COS, INC ............................       154,216
      145,200       STANCORP FINANCIAL GROUP, INC ................         6,933
       37,801       STANDARD BANK INVESTMENT CORP LTD ............           152
    1,279,217       STARWOOD HOTELS & RESORTS WORLDWIDE, INC .....        45,092
       36,700       STATE AUTO FINANCIAL CORP ....................           656
      945,100       STATE STREET CORP ............................       117,391
      235,300       STATEN ISLAND BANCORP, INC ...................         5,030
      153,700       STERLING BANCSHARES, INC .....................         3,036
       91,500     * STEWART INFORMATION SERVICES CORP ............         2,030
    1,246,020       STILWELL FINANCIAL, INC ......................        49,140
      244,340       STOCKLAND TRUST GROUP (UNITS) ................           530
        9,100     * STOCKWALK GROUP, INC .........................            19
      165,900       STORAGE U.S.A., INC ..........................         5,267
    2,237,195       STOREBRAND ASA SERIES A ......................        15,856
       15,700       STUDENT LOAN CORP ............................           855
      397,300       SUMISHO LEASE CO .............................         3,305
    2,816,818     e SUMITOMO BANK LTD ............................        28,933
    3,941,028     e SUMITOMO MARINE & FIRE INSURANCE CO ..........        25,434
    8,536,000       SUMITOMO REALTY & DEVELOPMENT CO LTD .........        42,979
      991,276       SUMMIT BANCORP ...............................        37,854
      153,924       SUMMIT PROPERTIES, INC .......................         4,002
       99,900       SUN COMMUNITIES, INC .........................         3,347
    3,780,969       SUN HUNG KAI PROPERTIES LTD ..................        37,689
      905,689       SUN LIFE FINANCIAL SERVICES OF CANADA ........        24,120
      431,843     e SUNCORP-METWAY LTD ...........................         2,586
      196,293    b* SUNTERRA CORP ................................             4
    1,632,486       SUNTRUST BANKS, INC ..........................       102,847
       13,300    b* SUPERIOR NATIONAL INSURANCE GROUP, INC .......             1
      188,650       SUSQUEHANNA BANCSHARES, INC ..................         3,113
    1,055,900       SVENSKA HANDELSBANKEN SERIES A ...............        18,073
      323,659       SVENSKA HANDELSBANKEN SERIES B FREE ..........         5,488
      106,285       SWISS REINSURANCE CO .........................       254,809
    1,554,294       SYNOVUS FINANCIAL CORP .......................        41,869
      200,176     * SYNTROLEUM CORP ..............................         3,403
      572,400       T ROWE PRICE GROUP, INC ......................        24,193
      269,500       TAKEFUJI CORP ................................        16,991
      225,230       TAUBMAN CENTERS, INC .........................         2,463
      417,450       TCF FINANCIAL CORP ...........................        18,603
      473,000     * TD WATERHOUSE GROUP ..........................         6,265
      101,640       TEXAS REGIONAL BANCSHARES, INC (CLASS A) .....         3,303
    1,477,500       THE GOLDMAN SACHS GROUP, INC .................       158,000
           98       THORNBURG MORTGAGE, INC ......................             1
        5,550       THREE RIVERS BANCORP, INC ....................            46
    4,981,609     e TOKAI BANK LTD ...............................        21,593
    4,258,000       TOKIO MARINE & FIRE INSURANCE CO LTD .........        48,807
        1,000     * TOKYO TATEMONO CO LTD ........................             2
       32,484     * TOPDANMARK AS ................................           646
    2,076,900       TORCHMARK CORP ...............................        79,831
       85,700       TORONTO DOMINION BANK ........................         2,479
       95,300       TOWN & COUNTRY TRUST .........................         1,840
      144,280     * TRAMMELL CROW CO .............................         1,948
       72,607       TRANSATLANTIC HOLDINGS, INC ..................         7,687
       85,200     * TRIAD GUARANTY, INC ..........................         2,822
      110,400       TRIZEC HAHN CORP .............................         1,709
       98,400       TRUST CO OF NEW JERSEY .......................         1,236
      281,020       TRUSTCO BANK CORP (NEW YORK) .................         3,425
      288,502       TRUSTMARK CORP ...............................         6,059
      131,000       TUCKER ANTHONY SUTRO CORP ....................         3,218
    5,913,918       U.S. BANCORP .................................       172,612
       17,815       U.S.B. HOLDINGS CO, INC ......................           224
       49,474     e UBS AG. (BR) .................................         8,084
      574,291     e UBS AG. (REGD) ...............................        93,736
        9,800       UCBH HOLDINGS, INC ...........................           457
          400     * U-CYBER TECHNOLOGY HOLDINGS LTD ..............             0
      223,600     * UICI .........................................         1,328
       96,101       UMB FINANCIAL CORP ...........................         3,592
       17,062       UNIBAIL S.A ..................................         2,719
   22,000,000     * UNIBANCO UNIAO DE BANCO BRASILEIROS SA .......         1,263
      484,200     * UNICAPITAL CORP ..............................             1
   11,915,194       UNICREDITO ITALIANO S.P.A ....................        62,313
      835,635       UNION PLANTERS CORP ..........................        29,874
      367,219       UNIONBANCAL CORP .............................         8,836
      173,200       UNITED BANKSHARES, INC .......................         3,681
      134,700       UNITED COMMUNITY FINANCIAL CORP (OHIO) .......           934
        7,800    b* UNITED COS FINANCIAL CORP ....................             1
      714,177       UNITED DOMINION REALTY TRUST, INC ............         7,722
       38,654       UNITED NATIONAL BANCORP ......................           742
    1,462,195       UNITED OVERSEAS BANK LTD .....................        10,962
      417,000       UNITED OVERSEAS LAND LTD .....................           373
      192,685     * UNITED RENTALS, INC ..........................         2,589
      448,200     * UNITEDGLOBALCOM, INC (CLASS A) ...............         6,107
      270,508       UNITRIN, INC .................................        10,989
    1,165,126       UNUMPROVIDENT CORP ...........................        31,313
      123,317       INMOBILIARIA URBIS SA ........................           551
      946,490       USA EDUCATION, INC ...........................        64,361
          200       USBANCORP, INC ...............................             1
       32,446       VALHI, INC ...................................           373
      603,851     e VALLEHERMOSO S.A .............................         3,674
      398,777       VALLEY NATIONAL BANCORP ......................        13,284
      222,600       VALUE LINE, INC ..............................         7,694
        3,580     * VONTOBEL HOLDINGS AG. (CLASS B) ..............         9,941
      455,600       VORNADO REALTY TRUST .........................        17,455
      119,700       W HOLDING CO, INC ............................         1,392
    1,306,412       WACHOVIA CORP ................................        75,935
      520,075       WADDELL & REED FINANCIAL, INC (CLASS A) ......        19,568
       39,689       WADDELL & REED FINANCIAL, INC (CLASS B) ......         1,488
      370,000       WASHINGTON FEDERAL, INC ......................        10,522
    3,426,590       WASHINGTON MUTUAL, INC .......................       181,823
      229,500       WASHINGTON REAL ESTATE INVESTMENT TRUST ......         5,422
           40     * WAYPOINT FINANCIAL CORP ......................             0
      252,696     e WCM BETEILIGUNGS & GRUNDBESITZ AG ............         3,796
      301,984       WEBSTER FINANCIAL CORP .......................         8,550
      175,032       WEINGARTEN REALTY INVESTORS, INC .............         7,658
   12,089,935       WELLS FARGO CO ...............................       673,258
           50     * WELLSFORD REAL PROPERTIES, INC ...............             1
       75,300       WESBANCO, INC ................................         1,770
        6,340       WESCO FINANCIAL CORP .........................         1,786
        9,213       WEST COAST BANCORP (OREGON) ..................            90
      242,400       WESTAMERICA BANCORP ..........................        10,423
       34,920       WESTCORP .....................................           524
      171,000       WESTFIELD AMERICA, INC .......................         2,469
    2,044,465       WESTFIELD TRUST (UNITS) ......................         3,858
       50,208     * WESTFIELD TRUST (UNITS) (NEW) ................            95
    5,155,967     * WESTPAC BANKING CORP .........................        37,803
       49,000     * WFS FINANCIAL, INC ...........................           907
    3,927,445       WHARF HOLDINGS LTD ...........................         9,542

28  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  FINANCIAL SERVICES--(Continued)

      135,000       WHITNEY HOLDINGS CORP ........................  $      4,902
      200,000       WILMINGTON TRUST CORP ........................        12,413
        5,000       WING HANG BANK LTD ...........................            18
        5,002       WING LUNG BANK LTD ...........................            20
      952,000       WING TAI HOLDINGS LTD ........................           692
      479,495     * WIT SOUNDVIEW GROUP, INC .....................         1,723
      822,552     * WYNDHAM INTERNATIONAL, INC (CLASS A) .........         1,439
    1,112,844       XL CAPITAL LTD (CLASS A) .....................        97,235
    1,793,000    b* YAMAICHI SECURITIES CO LTD ...................            31
    2,430,000       YASUDA FIRE & MARINE INSURANCE CO ............        14,023
       41,342       ZENITH NATIONAL INSURANCE CORP ...............         1,214
      471,661       ZIONS BANCORP ................................        29,449
      290,211     * ZURICH FINANCIAL SERVICES AG .................       174,968
                                                                    ------------
                    TOTAL FINANCIAL SERVICES .....................    23,375,865
                                                                    ------------
  HEALTH CARE--13.74%
    9,955,913       ABBOTT LABORATORIES CO .......................       482,240
      382,300     * ABGENIX, INC .................................        22,580
       81,300     * ABIOMED, INC .................................         1,972
       62,800     * ACCREDO HEALTH, INC ..........................         3,152
       60,300     * ACLARA BIOSCIENCES, INC ......................           656
      122,300     * ADVANCE PCS ..................................         5,565
      353,800     * ADVANCED TISSUE SCIENCES, INC ................         1,072
    1,016,260       AETNA, INC (NEW) .............................        41,730
      262,100    e* AFFYMETRIX, INC ..............................        19,510
       99,900     * ALBANY MOLECULAR RESEARCH, INC ...............         6,156
       79,200     * ALEXION PHARMACEUTICALS, INC .................         5,143
      321,200    e* ALKERMES, INC ................................        10,078
           72     * ALLERGAN SPECIALTY THERAPEUTICS, INC (CLASS A)             2
      772,644       ALLERGAN, INC ................................        74,802
      268,900     * ALLIANCE PHARMACEUTICAL CORP .................         2,319
       19,200     * ALLOS THERAPEUTICS, INC ......................           155
      113,100     * ALLSCRIPTS, INC ..............................         1,057
       22,900     * ALPHA BETA TECHNOLOGY, INC ...................             0
      106,625       ALPHARMA, INC (CLASS A) ......................         4,678
    1,102,140     * ALZA CORP ....................................        46,841
    9,620,767       AMERICAN HOME PRODUCTS CORP ..................       611,400
      119,900     * AMERICAN HOMEPATIENT, INC ....................            26
      123,100     * AMERIPATH, INC ...............................         3,078
      265,700     * AMERISOURCE HEALTH CORP (CLASS A) ............        13,418
    8,032,345     * AMGEN, INC ...................................       513,568
      263,300     * AMYLIN PHARMACEUTICALS, INC ..................         2,073
      236,300     * ANDRX CORP ...................................        13,676
       28,940    e* ANTIGENICS, INC ..............................           320
       73,500     * APHTON CORP ..................................         1,323
      617,620     * APOGENT TECHNOLOGIES, INC ....................        12,661
    1,263,112       APPLERA CORP (APPLIED BIOSYSTEMS GROUP) ......       118,811
      356,352     * APPLERA CORP (CELERA GENOMICS GROUP) .........        12,806
      238,253     * APRIA HEALTHCARE GROUP, INC ..................         7,088
      105,300     * ARADIGM CORP .................................         1,540
      142,350     * ARIAD PHARMACEUTICAL, INC ....................           676
       65,594       ARROW INTERNATIONAL, INC .....................         2,471
      106,400    e* ARTHROCARE CORP ..............................         2,075
       21,100     * ASPECT MEDICAL SYSTEMS, INC ..................           182
    2,019,378       ASTRAZENECA PLC ..............................       100,589
    1,497,955       ASTRAZENECA PLC (UNITED KINGDOM) .............        75,521
       69,800     * ATS MEDICAL, INC .............................           990
      140,430     * AURORA BIOSCIENCE CORP .......................         4,415
      294,000     * AVANT IMMUNOTHERAPEUTICS, INC ................         2,021
      295,600     * AVATEX CORP (CLASS A) ........................           118
    1,429,341       AVENTIS S.A ..................................       125,478
       98,000    e* AVIGEN, INC ..................................         2,034
      114,415    e* AVIRON, INC ..................................         7,644
           59     * AXYS PHARMACEUTICALS, INC ....................             0
       20,373     * BACOU U.S.A., INC ............................           530
    1,000,000       BANYU PHARMACEUTICAL CO LTD ..................        22,636
      323,325       BARD (C.R.), INC .............................        15,055
       97,100     * BARR LABORATORIES, INC .......................         7,082
      300,423       BAUSCH & LOMB, INC ...........................        12,148
    1,769,263     * BAXTER INTERNATIONAL, INC ....................       156,248
       97,100     * BAXTER INTERNATIONAL, INC CVR ................             5
   16,701,055    f* BB BIOVENTURES L.P. ..........................        47,475
      292,474       BECKMAN COULTER, INC .........................        12,266
    1,392,824       BECTON DICKINSON & CO ........................        48,227
      856,554       BERGEN BRUNSWIG CORP (CLASS A) ...............        13,559
      601,461     * BEVERLY ENTERPRISES, INC .....................         4,924
      168,621       BINDLEY WESTERN INDUSTRIES, INC ..............         7,008
      240,000     * BIOCHEM PHARMA, INC ..........................         7,606
       76,300     * BIOCRYST PHARMACEUTICALS, INC ................           505
      873,239     * BIOGEN, INC ..................................        52,449
      283,813     * BIOMARIN PHARMACEUTICAL, INC .................         2,749
      904,714       BIOMET, INC ..................................        35,906
       80,400    e* BIOPURE CORP .................................         1,608
       66,456     * BIO-RAD LABORATORIES, INC (CLASS A) ..........         2,113
       77,800     * BIOSITE DIAGNOSTICS, INC .....................         3,146
      326,400     * BIO-TECHNOLOGY GENERAL CORP ..................         2,305
      117,400     * BIOVAIL CORP .................................         4,560
      155,470     * BIOVAIL CORP (CANADA) ........................         6,045
        1,900     * BONE CARE INTERNATIONAL, INC .................            33
    1,842,550     * BOSTON SCIENTIFIC CORP .......................        25,220
   14,604,044       BRISTOL MYERS SQUIBB CO ......................     1,079,787
          100     * BRITESMILE, INC ..............................             0
      102,698     * CALIPER TECHNOLOGIES CORP ....................         4,827
    5,305,826       CARDINAL HEALTH, INC .........................       528,593
      168,700     * CARDIODYNAMICS INTERNATIONAL CORP ............           580
    1,228,881     * CAREMARK RX, INC .............................        16,667
      198,867     * CELL GENESYS, INC ............................         4,537
      126,999    e* CELL PATHWAYS, INC ...........................           603
      172,900     * CELL THERAPEUTICS, INC .......................         7,791
      305,140     * CELLTECH GROUP PLC ...........................         5,392
       66,300     * CELSION CORP .................................            66
      251,899    e* CEPHALON, INC ................................        15,948
      147,800     * CERNER CORP ..................................         6,836
       54,800     * CERUS CORP ...................................         4,124
           75     * CHATTEM, INC .................................             0
      701,128     * CHIRON CORP ..................................        31,200
       82,300     * CHROMAVISION MEDICAL SYSTEMS, INC ............           216
      304,000       CHUGAI PHARMACEUTICAL CO LTD .................         5,058
      978,272       CIGNA CORP ...................................       129,425
       40,500     * CLOSURE MEDICAL CORP .........................         1,458
       98,845       COCHLEAR LTD .................................         2,004
      149,480     * COHERENT, INC ................................         4,858
       40,200     * COLLATERAL THERAPEUTICS, INC .................           711
      144,500     * COLUMBIA LABORATORIES, INC ...................           623
       85,400     * CONMED CORP ..................................         1,462
      161,800     * CONNETICS CORP ...............................           738
       91,275       COOPER COS, INC ..............................         3,640
      325,300    e* COR THERAPEUTICS, INC ........................        11,446
           32    b* CORAM HEALTHCARE CORP ........................             0
      244,487    e* CORIXA CORP ..................................         6,815
       18,400     * CORVEL CORP ..................................           637
      339,716     * COVANCE, INC .................................         3,652
      349,800     * COVENTRY HEALTH CARE, INC ....................         9,335
        8,200    b* CPX CORP .....................................             1
       64,050     * CRYOLIFE, INC ................................         1,938
      278,913       CSL LTD ......................................         6,054
      158,300     * CUBIST PHARMACEUTICALS, INC ..................         4,591
      151,700     * CURAGEN CORP .................................         4,143
           90     * CURIS, INC ...................................             1
       92,700     * CV THERAPEUTICS, INC .........................         6,559
        1,967     * CYBEAR GROUP, INC ............................             1
      289,600    e* CYBER-CARE, INC ..............................           615
      111,400     * CYBERONICS, INC ..............................         2,590

       SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report     o  29

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  HEALTH CARE--(Continued)
      148,600    e* CYGNUS, INC ..................................  $        724
      398,709     * CYTOGEN CORP .................................           934
      243,700     * CYTYC CORP ...................................        15,246
      448,286       DAIICHI PHARMACEUTICAL CO LTD ................        13,347
       72,700       DATASCOPE CORP ...............................         2,490
      436,700     * DAVITA, INC ..................................         7,478
      188,950     * DENDRITE INTERNATIONAL, INC ..................         4,228
      256,300       DENTSPLY INTERNATIONAL, INC ..................        10,028
       66,516       DIAGNOSTIC PRODUCTS CORP .....................         3,633
       54,400     * DIAMETRICS MEDICAL, INC ......................           323
       63,750     * DIGENE CORP ..................................         2,849
       46,000     * DIVERSA CORP .................................           825
      728,645       DR. REDDYS LABORATORIES LTD (DEMAT) ..........        19,855
       56,000     * DURECT CORP ..................................           672
       81,700     * DUSA PHARMACEUTICALS, INC ....................         1,374
       58,900     * DVI, INC .....................................         1,005
       30,500     * EBENX CORP ...................................           206
      230,652     * ECLIPSYS CORP ................................         5,651
      341,519     * EDWARDS LIFESCIENCES CORP ....................         6,062
      462,036       EISAI CO LTD .................................        16,183
      249,800     * ELAN CORP CONTINGENT VALUE RIGHT .............           195
          588     * ELAN CORP PLC ................................            29
      430,203    e* ELAN CORP PLC (SPON ADR) .....................        20,139
       90,800     * EMISPHERE TECHNOLOGIES, INC ..................         2,270
       36,700     * ENDO PHARMACEUTICAL HOLDINGS, INC ............           220
       75,000     * ENDO PHARMACEUTICALS, INC WTS 12/31/02 .......            19
       59,900     * ENDOCARE, INC ................................           764
       85,770    e* ENTREMED, INC ................................         1,480
      143,682     * ENZO BIOCHEM, INC ............................         3,574
      265,046     * ENZON, INC ...................................        16,449
       50,025     * EXELIXIS, INC ................................           732
      115,200     * EXPRESS SCRIPTS, INC .........................        11,779
      169,000     * E-Z-EM, INC (CLASS A) ........................           972
      231,367     * E-Z-EM, INC (CLASS B) ........................         1,446
      304,358       F.H. FAULDING & CO LTD .......................         1,997
        8,770       FABRICA ESP DE PRODUCTO QUIMICO Y FARM .......           106
      295,476     * FIRST HEALTH GROUP CORP ......................        13,758
      208,700     * FISHER SCIENTIFIC INTERNATIONAL, INC .........         7,696
       70,000     * FIVE STAR PRODUCTS, INC ......................             8
      506,692     * FOREST LABORATORIES, INC .....................        67,327
      328,200  b,e* FPA MEDICAL MANAGEMENT, INC ..................             0
      193,640     e FRESENIUS MEDICAL CARE AG ....................        15,817
      648,981       GAMBRO AB (CLASS A) ..........................         4,711
       81,581       GAMBRO AB (CLASS B) ..........................           584
       75,605       GEHE AG ......................................         2,893
      159,550     * GENE LOGIC, INC ..............................         2,932
    1,968,400     * GENENTECH, INC ...............................       160,425
    1,400,000    f* GENESOFT SERIES C FINANCING ..................         7,000
      131,700     * GENOME THERAPEUTICS CORP .....................           918
        2,830     * GENOMIC SOLUTIONS, INC .......................            22
      105,000    e* GENTA, INC ...................................           840
       55,611     * GENZYME CORP (BIOSURGERY DIVISION) ...........           483
      562,381     * GENZYME CORP (GENERAL DIVISION) ..............        50,579
           52     * GENZYME-MOLECULAR ONCOLOGY ...................             0
      130,800    e* GERON CORP ...................................         2,019
      280,310     * GILEAD SCIENCES, INC .........................        23,248
   22,421,112     * GLAXOSMITHKLINE PLC ..........................       633,011
       64,500    e* GLIATECH, INC ................................           262
       11,300    b* GRAHAM-FIELD HEALTH PRODUCTS, INC ............             1
    2,496,719     * GUIDANT CORP .................................       134,667
       75,200     * GUILFORD PHARMACEUTICALS, INC ................         1,354
      221,405     * H. LUNDBECK A/S ..............................        21,723
      150,200     * HAEMONETICS CORP .............................         4,637
    3,218,299       HCA-THE HEALTHCARE CO ........................       141,637
    5,606,900     * HEALTH MANAGEMENT ASSOCIATES, INC
                      (CLASS A) NEW ..............................       116,343
      610,475     * HEALTH NET, INC ..............................        15,987
    2,148,991     * HEALTHSOUTH CORP .............................        35,055
      246,400       HILLENBRAND INDUSTRIES, INC ..................        12,690
      765,340     * HUMAN GENOME SCIENCES, INC ...................        53,048
      936,600     * HUMANA, INC ..................................        14,283
       60,700     * HYSEQ, INC ...................................           873
      239,750     * ICOS CORP ....................................        12,452
      210,400     * IDEC PHARMACEUTICALS CORP ....................        39,884
      195,800     * IDEXX LABORATORIES, INC ......................         4,308
       82,400     * IDX SYSTEMS CORP .............................         2,060
       59,100    e* IGEN INTERNATIONAL, INC ......................           728
      156,900     * ILEX ONCOLOGY, INC ...........................         4,128
      227,700     * IMATRON, INC .................................           313
      408,500     * IMCLONE SYSTEMS, INC .........................        17,974
        6,500     * IMMUCOR, INC .................................            17
      151,300     * IMMUNE RESPONSE CORP .........................           397
    1,670,491     * IMMUNEX CORP .................................        67,864
      193,902     * IMMUNOGEN, INC ...............................         4,157
      199,400     * IMMUNOMEDICS, INC ............................         4,287
       95,000     * IMPATH, INC ..................................         6,318
    1,631,553       IMS HEALTH, INC ..............................        44,052
       76,900     * INAMED CORP ..................................         1,572
      348,730     * INCYTE GENOMICS, INC .........................         8,675
           75     * INFOCURE CORP ................................             0
      190,100    e* INHALE THERAPEUTIC SYSTEMS, INC ..............         9,600
        2,981     * INNOVATIVE CLINICAL SOLUTIONS LTD (NEW) ......             2
       24,590       INSTRUMENTARIUM OYJ SERIES B FREE ............           485
      339,563    b* INTEGRATED HEALTH SERVICES, INC ..............            17
      175,040     * INTEGRATED SILICON SOLUTION, INC .............         2,516
       41,600     * INTERMUNE PHARMACEUTICALS, INC ...............         1,856
       30,000    f* INTERNATIONAL HYDRON (LIQUIDATING TRUST) .....             1
       45,100     * INTRABIOTICS PHARMACEUTICALS, INC ............           434
      145,700       INVACARE CORP ................................         4,990
      217,294     * INVITROGEN CORP ..............................        18,769
      226,000    e* ISIS PHARMACEUTICALS, INC ....................         2,401
       51,300     * I-STAT CORP ..................................         1,356
      877,388     * IVAX CORP ....................................        33,604
    9,416,692       JOHNSON & JOHNSON CO .........................       989,341
       92,000     e KAKEN PHARMACEUTICAL CO LTD ..................           510
      720,074     * KING PHARMACEUTICALS, INC ....................        37,219
           90     e KISSEI PHARMACEUTICALS CO LTD ................             2
      268,000       KOBAYASHI PHARMACEUTICAL CO LTD ..............        13,940
       40,600     * KOS PHARMACEUTICALS, INC .....................           716
       89,650     * KV PHARMACEUTICAL CO (CLASS B) ...............         2,174
      992,000       KYOWA HAKKO KOGYO ............................         6,862
      164,626     * LABONE, INC ..................................           947
      121,338     * LABORATORY CORP OF AMERICA HOLDINGS ..........        21,355
           98       LANDAUER, INC ................................             2
       32,745     * LCA-VISION, INC ..............................            35
       59,300     * LEXICON GENETICS, INC ........................           986
      193,557     * LIFEPOINT HOSPITALS, INC .....................         9,702
      335,500     * LIGAND PHARMACEUTICALS CO (CLASS A) ..........         4,697
    6,761,605       LILLY (ELI) & CO .............................       629,252
      241,400     * LINCARE HOLDINGS, INC ........................        13,775
       28,100    e* LUMINEX CORP .................................           732
       60,800     * LYNX THERAPEUTICS, INC .......................           547
      539,052     * MANOR CARE, INC ..............................        11,118
      914,924    b* MARINER POST-ACUTE NETWORK, INC ..............            39
    1,285,150  a,e* MARTEK BIOSCIENCES CORP ......................        15,743
           25     * MATRIA HEALTHCARE, INC .......................             0
      141,600     * MATRIX PHARMACEUTICALS, INC ..................         2,425
           20     * MAXICARE HEALTH PLANS, INC ...................             0
      126,100    e* MAXIM PHARMACEUTICALS, INC ...................           804
       67,665     * MAXIMUS, INC .................................         2,364
       44,400     * MAXYGEN, INC .................................         1,088
    1,688,462       MCKESSON HBOC, INC ...........................        60,599
       90,800       MDS, INC .....................................         1,342

30  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  HEALTH CARE--(Continued)
      416,200     * MEDAREX, INC .................................  $     16,960
       15,966    b* MEDICAL RESOURCES, INC .......................             0
      172,202     * MEDICIS PHARMACEUTICAL CORP (CLASS A) ........        10,181
    1,331,522     * MEDIMMUNE, INC ...............................        63,497
       81,661     * MEDQUIST, INC ................................         1,307
    9,034,324       MEDTRONIC, INC ...............................       545,447
      124,100       MENTOR CORP ..................................         2,420
      496,696       MERCK & CO KGAA ..............................        21,918
   17,340,993       MERCK & CO, INC ..............................     1,623,550
      100,200     * MGI PHARMA, INC ..............................         1,653
      206,500     * MID ATLANTIC MEDICAL SERVICES, INC ...........         4,091
    1,150,236     * MILLENNIUM PHARMACEUTICALS, INC ..............        71,171
      308,100       MILLIPORE CORP ...............................        19,410
      266,390     * MINIMED, INC .................................        11,197
       81,800     * MIRAVANT MEDICAL TECHNOLOGIES ................           759
       84,600     * MOLECULAR DEVICES CORP .......................         5,790
       17,683       MORRISON MANAGEMENT SPECIALISTS, INC .........           617
    7,634,072    f* MPM BIOVENTURES II-QP, LP ....................         6,296
      642,334       MYLAN LABORATORIES, INC ......................        16,179
      109,160     * MYRIAD GENETICS, INC .........................         9,033
      165,100     * NABI, INC ....................................           764
       85,300     * NANOGEN, INC .................................           768
           32     * NATIONAL HEALTHCARE CORP .....................             0
       63,900    e* NCS HEALTHCARE, INC (CLASS A) ................             6
       79,700    e* NEOFORMA.COM, INC ............................            65
       15,400     * NEOPROBE CORP ................................             6
      121,200     * NEORX CORP ...................................           636
       66,200     * NEOSE TECHNOLOGIES, INC ......................         2,185
       50,000    f* NETGENICS, INC STOCK OPTIONS 03/20/08 ........            85
      120,500     * NEUROCRINE BIOSCIENCES, INC ..................         3,992
       74,200     * NEUROGEN CORP ................................         2,606
      157,400    b* NEUROMEDICAL SYSTEMS, INC ....................            14
       36,685     * NEXELL THERAPEUTICS, INC .....................           111
           75       NICHII GAKKAN CO .............................             2
      126,068       NOVARTIS AG. (REGD) ..........................       222,885
      115,600     * NOVEN PHARMACEUTICALS, INC ...................         4,321
      189,913       NOVO NORDISK AS (CLASS B) ....................        34,041
       96,600     * NOVOSTE CORP .................................         2,657
      125,500     * NPS PHARMACEUTICALS, INC .....................         6,024
      995,310       NYCOMED AMERSHAM PLC .........................         8,289
       94,300     * OCULAR SCIENCES, INC .........................         1,096
            2     * OMEGA WORLDWIDE, INC .........................             0
      549,100       OMNICARE, INC ................................        11,874
      129,200     * ON ASSIGNMENT, INC ...........................         3,682
      171,000       ONO PHARMACEUTICAL CO LTD ....................         6,693
           63     * ORASURE TECHNOLOGIES, INC ....................             1
       26,500     * ORATEC INTERVENTIONS, INC ....................           136
       37,000    e* ORCHID BIOSCIENCES, INC ......................           518
      242,700     * ORGANOGENESIS, INC ...........................         2,182
       60,707       ORION-YHTYMA OYJ (CLASS B) ...................         1,357
      251,700     * ORTHODONTIC CENTERS OF AMERICA, INC ..........         7,866
      162,012     * OSI PHARMACEUTICALS, INC .....................        12,981
      206,214       OWENS & MINOR, INC ...........................         3,660
      453,753     * OXFORD HEALTH PLANS, INC .....................        17,923
      181,448     * PACIFICARE HEALTH SYSTEMS, INC (CLASS A) .....         2,722
       66,500     * PACKARD BIOSCIENCE CO ........................           773
      686,476       PALL CORP ....................................        14,631
           56    b* PARACELSUS HEALTHCARE CORP ...................             0
       29,700     * PARADIGM GENETICS, INC .......................           297
      147,600     * PAREXEL INTERNATIONAL CORP ...................         1,596
      284,450     * PATTERSON DENTAL CO ..........................         9,636
      176,973     * PER SE TECHNOLOGIES, INC .....................           617
        1,307     * PER SE TECHNOLOGIES, INC WTS 07/08/03 ........             0
      405,500     * PEREGRINE PHARMACEUTICALS, INC ...............           380
   46,037,282       PFIZER, INC ..................................     2,117,715
      110,712     * PHARMACEUTICAL PRODUCT DEVELOPMENT, INC ......         5,501
    7,752,147       PHARMACIA CORP ...............................       472,881
      137,200     * PHARMACOPEIA, INC ............................         2,993
       96,900     * PHARMACYCLICS, INC ...........................         3,319
        2,500     * PHOTOGEN TECHNOLOGIES, INC ...................             4
       23,900    b* PHP HEALTHCARE CORP ..........................             0
      101,595     * PHYAMERICA PHYSICIAN GROUP, INC ..............             8
        1,087     * PHYCOR, INC ..................................             0
        5,794    b* PHYSICIANS RESOURCE GROUP, INC ...............             0
       62,600     * POLYMEDIA CORP ...............................         2,089
           76     * POSSIS MEDICAL, INC ..........................             0
       65,400     * PRAECIS PHARMACEUTICALS, INC .................         1,913
      192,414     * PRIORITY HEALTHCARE CORP (CLASS A) ...........         7,853
        7,600     * PRIORITY HEALTHCARE CORP (CLASS B) ...........           310
       74,900     * PROCURENET, INC ..............................            11
       24,700     * PROFESSIONAL DETAILING, INC ..................         2,612
      244,902     * PROTEIN DESIGN LABORATORIES, INC .............        21,276
      182,800     * PROVINCE HEALTHCARE CO .......................         7,198
      408,756     * PSS WORLD MEDICAL, INC .......................         2,044
      188,337     * QIAGEN N.V ...................................         6,843
      147,923     * QLT PHOTOTHERAPEUTICS, INC ...................         4,141
      192,695     * QUEST DIAGNOSTICS, INC .......................        27,363
      670,724     * QUINTILES TRANSNATIONAL CORP .................        14,043
      422,400     * QUORUM HEALTH GROUP, INC .....................         6,653
    1,989,500       RANBAXY LABORATORIES LTD (DEMAT) .............        28,641
      246,700     * REGENERON PHARMACEUTICALS, INC ...............         8,700
       77,000     * REHABCARE GROUP, INC .........................         3,956
      281,800     * RENAL CARE GROUP, INC ........................         7,727
      115,050     * RES-CARE, INC ................................           518
      175,900    e* RESMED, INC ..................................         7,014
      199,678     * RESPIRONICS, INC .............................         5,691
       35,484     * RESPONSE ONCOLOGY, INC .......................             9
       49,600     * RIBOZYME PHARMACEUTICALS, INC ................           710
           30     * RIGHTCHOICE MANAGED CARE, INC ................             1
            6       ROCHE HOLDINGS AG. (BR) ......................            74
       27,959       ROCHE HOLDINGS AG. (GENUSSCHEINE) ............       284,852
       59,500  b,e* SABRATEK CORP ................................             9
      211,500     * SAFEGUARD HEALTH ENTERPRISES, INC ............           198
       98,900     * SANGSTAT MEDICAL CORP ........................         1,174
      742,196       SANKYO CO LTD ................................        17,808
    1,187,679       SANOFI-SYNTHELABO S.A ........................        79,173
      625,500     e SANTEN PHARMACEUTICAL CO LTD .................        12,379
      142,400     * SCHEIN (HENRY), INC ..........................         4,931
      883,871     e SCHERING AG ..................................        50,207
   10,542,562       SCHERING-PLOUGH CORP .........................       598,290
           50     * SCIOS, INC ...................................             1
       76,800     * SCOTT TECHNOLOGIES, INC ......................         1,718
      401,100    e* SEPRACOR, INC ................................        32,138
       32,300     * SEQUENOM, INC ................................           452
       42,000     * SERONO S.A. ADR ..............................         1,005
      101,898       SERONO S.A. (CLASS B) ........................        98,094
    1,596,515     * SERVICE CORP INTERNATIONAL ...................         2,794
      411,000       SHIONOGI & CO LTD ............................         8,386
           53     * SHIRE PHARMACEUTICALS GROUP PLC ADR ..........             2
      325,381     * SICOR, INC ...................................         4,698
    1,761,154    f* SKYLINE VENTURE PARTNERS QUALIFIED II, LP ....         1,529
      977,992       SMITH & NEPHEW PLC ...........................         4,529
        9,749     * SOLA INTERNATIONAL, INC ......................            40
       20,900    e* SONIC INNOVATIONS, INC .......................           140
       55,356    e* SONOSITE, INC ................................           706
           60     * SPACELABS MEDICAL, INC .......................             1
      284,054     * SSL INTERNATIONAL PLC ........................         2,122
      450,858     * ST. JUDE MEDICAL, INC ........................        27,700
       15,900     * STAAR SURGICAL CO ............................           200
       53,200    e* STAR SCIENTIFIC, INC .........................           130
       63,400     * STERICYCLE, INC ..............................         2,417
      394,244     * STERIS CORP ..................................         6,357
      535,000       STEWART ENTERPRISES, INC (CLASS A) ...........         1,020

       SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report     o  31

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  HEALTH CARE--(Continued)
      921,660     * STRYKER CORP .................................  $     46,627
      368,766  b,e* SUN HEALTHCARE GROUP, INC ....................            11
      342,280     * SUN PHARMACEUTICALS INDUSTRIES LTD (NEW) .....         3,938
      112,770    e* SUNRISE ASSISTED LIVING, INC .................         2,819
      291,000    e* SUNRISE TECHNOLOGIES INTERNATIONAL, INC ......           518
      152,900     * SUPERGEN, INC ................................         2,121
       63,800     * SURMODICS, INC ...............................         2,349
      199,406     * SYBRON DENTAL SPECIALITES, INC ...............         3,365
          147     * SYNAVANT, INC ................................             1
      112,600     * SYNCOR INTERNATIONAL CORP ....................         4,096
       30,379     * SYNGENTA AG ..................................         1,629
      631,000       TAISHO PHARMACEUTICAL CO LTD .................        17,074
    2,719,000       TAKEDA CHEMICAL INDUSTRIES LTD ...............       160,950
       46,300     * TANOX, INC ...................................         1,814
      161,971     * TARGETED GENETICS CORP .......................         1,083
    3,486,203       TENET HEALTHCARE CORP ........................       154,918
      915,600       TERUMO CORP ..................................        20,044
       21,900       TEVA PHARMACEUTICAL INDUSTRIES LTD
                    (SPON ADR) ...................................         1,604
      247,900     * TEXAS BIOTECHNOLOGY CORP .....................         2,129
      168,500     * THERAGENICS CORP .............................           843
       40,200     * THERMO CARDIOSYSTEMS, INC ....................           352
       29,500    e* THORATEC LABORATORIES CORP ...................           325
      137,700     * TITAN PHARMACEUTICALS, INC ...................         4,870
      120,000    e* TRANSKARYOTIC THERAPIES, INC .................         4,373
      214,457     * TRIAD HOSPITALS, INC .........................         6,983
      199,800     * TRIANGLE PHARMACEUTICALS, INC ................           987
      250,100     * TRIGON HEALTHCARE, INC .......................        19,461
      102,200     * TRIMERIS, INC ................................         5,608
       80,300     * TULARIK, INC .................................         2,364
      127,600     * TWINLAB CORP .................................           215
      133,619       UCB S.A ......................................         4,953
       94,550     * UNITED THERAPEUTICS CORP .....................         1,395
    3,698,348       UNITEDHEALTH GROUP, INC ......................       226,986
      174,200     * UNIVERSAL HEALTH SERVICES, INC (CLASS B) .....        19,467
      398,052     * US ONCOLOGY, INC .............................         2,513
      141,000     * VALENTIS, INC ................................         1,005
      185,328     * VARIAN MEDICAL SYSTEMS, INC ..................        12,591
      177,128     * VARIAN, INC ..................................         6,000
      191,800     * VASOMEDICAL, INC .............................           420
       46,700    e* VAXGEN, INC ..................................           911
      147,888    b* VENCOR, INC ..................................             8
       82,300    e* VENTANA MEDICAL SYSTEMS, INC .................         1,523
      362,856       VENTAS, INC ..................................         2,041
       90,999     * VENTIV HEALTH, INC ...........................         1,143
      362,100     * VERTEX PHARMACEUTICALS, INC ..................        25,890
      115,500     * VICAL, INC ...................................         2,137
      377,484     * VISX, INC ....................................         3,940
       33,600       VITAL SIGNS, INC .............................         1,079
      209,800    e* VIVUS, INC ...................................           452
      766,740     * WATERS CORP ..................................        64,023
      521,284     * WATSON PHARMACEUTICALS, INC ..................        26,683
    1,591,101     * WEBMD CORP ...................................        12,629
      516,403     * WELLPOINT HEALTH NETWORKS, INC ...............        59,515
       68,251       WILLIAM DEMANT AS ............................         3,134
            3     * XOMA LTD .....................................             0
       64,500       X-RITE, INC ..................................           504
      517,849     e YAMANOUCHI PHARMACEUTICAL CO LTD .............        22,401
      134,809     e ZELTIA S.A ...................................         1,576
       33,702    e* ZELTIA S.A. (NEW) ............................           394
       49,600     * ZOLL MEDICAL CORP ............................         1,739
                                                                    ------------
                    TOTAL HEALTH CARE ............................    16,435,376
                                                                    ------------
  OTHER--2.84%
       54,400    e* 4 KIDS ENTERTAINMENT, INC ....................           486
       15,700       ABM INDUSTRIES, INC ..........................           481
       94,100    e* ACACIA RESEARCH CORP .........................         1,676
       41,791       ADECCO S.A. (REGD) ...........................        26,305
       20,335       ADECCO S.A. ADR ..............................         1,590
      109,000     * ADMINSTAFF, INC ..............................         2,965
      112,230     * ADVO, INC ....................................         4,980
      233,434       ALEXANDER & BALDWIN, INC .....................         6,128
       32,578       AMER GROUP LTD PLC SERIES A ..................           856
      360,163       ASSA ABLOY AB SERIES B .......................         7,043
      801,617       AUCKLAND INTERNATIONAL AIRPORT LTD ...........         1,114
      172,900       BANTA CORP ...................................         4,395
       82,717     e BARLOWORLD LTD ...............................           520
       87,800     * BELL & HOWELL CO .............................         1,449
      287,200       BENESSE CORP .................................        10,663
           15     * BERKSHIRE HATHAWAY, INC (CLASS B) ............            35
      125,022       BIDVEST GROUP LTD ............................           754
      586,100       BLOCK (H&R), INC .............................        24,250
      184,100       BRADY CORP (CLASS A) .........................         6,225
      173,281       BRASCAN CORP (CLASS A) .......................         2,532
      512,156       BRIERLEY INVESTMENTS LTD .....................            63
    2,582,277     * BRIERLEY INVESTMENTS LTD (SINGAPORE) .........           335
       62,000     * BRIGHT HORIZONS FAMILY SOLUTIONS, INC ........         1,620
    2,600,730     * BAA PLC ......................................        24,009
    3,264,463       CAPITA GROUP PLC .............................        24,382
      109,200     * CAREER EDUCATION CORP ........................         4,272
       64,848     * CDI CORP .....................................           948
    4,586,895     * CENDANT CORP .................................        44,149
       72,300       CENTRAL PARKING CORP .........................         1,446
      440,300     * CENTURY BUSINESS SERVICES, INC ...............           495
      134,000     * CGI GROUP, INC (CLASS A) .....................           535
      336,898     * CHUBB PLC ....................................           795
      768,951       CINTAS CORP ..................................        40,899
    4,300,000       CITIC PACIFIC LTD ............................        15,243
           34     * COMPUTER LEARNING CENTERS, INC ...............             0
       52,600     * CORINTHIAN COLLEGES, INC .....................         1,996
       37,405       CORPORACION FINANCIERE ALBA S.A ..............           869
      111,000     * CORPORATE EXECUTIVE BOARD CO .................         4,414
       71,000     * COSTAR GROUP, INC ............................         1,677
      306,189       CRANE CO .....................................         8,707
       32,000       CURTISS WRIGHT CORP ..........................         1,488
      447,000     e DAIWA KOSHO LEASE CO LTD .....................         1,209
      123,566       DCC PLC ......................................         1,323
      251,416       DE BEERS CENTENARY AG. (UNITS) ...............         6,642
       18,230     * DE LA RUE CO PLC .............................           112
       38,900     * DELTEK SYSTEMS, INC ..........................           165
    5,625,000     * DEUTSCHE POST AG .............................       120,995
      355,029     * DEVRY, INC ...................................        13,402
      713,796     e DIMENSION DATA HOLDINGS PLC ..................         4,847
    1,124,272       DOVER CORP ...................................        45,603
      435,869     * DUN & DRADSTREET CORP (NEW) ..................        11,278
       60,000     * EDISON SCHOOLS, INC ..........................         1,890
      119,500     * EDUCATION MANAGEMENT CORP ....................         4,272
      400,615     * ELECTROCOMPONENTS PLC ........................         3,962
       67,200    e* E-LOAN, INC ..................................            34
       35,700     * ESCO TECHNOLOGIES, INC .......................           739
       30,611     * OSTASIATISKE KOMPAGNI ........................           662
       34,600     * FIREARMS TRAINING SYSTEMS, INC ...............             3
      105,130     * FIRST CONSULTING GROUP, INC ..................           499
      243,100       FIRST INDUSTRIAL REALTY TRUST, INC ...........         8,265
       15,729       FLUGHAFEN WIEN AG ............................           595
       65,200     * FORRESTER RESEARCH, INC ......................         3,264
      980,371       FORTUNE BRANDS, INC ..........................        29,411
      123,400     * FRITZ COS, INC ...............................           748
       48,300       FUJI SOFT ABC, INC ...........................         3,117
       29,200    b* GENESIS DIRECT, INC ..........................             0
      103,398     * GENTIVA HEALTH SERVICES, INC .................         1,383
      210,257     * GETTY IMAGES, INC ............................         6,728
           99     * GLOBAL SOURCES LTD ...........................             1

32  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  OTHER--(Continued)
        8,472       GRANDE HOLDINGS LTD ..........................  $          7
       18,304       GROUP 4 FALCK A/S ............................         2,441
          385       GROUPE BRUX LAMBERT NPV (STRIP VVPR) .........             0
       86,793       GROUPE BRUXELLES LAMBERT S.A .................        20,617
      549,000     * GRUPO CARSO S.A. DE CV SERIES A ..............         1,360
    1,109,000       GRUPO INDUSTRIAL ALFA S.A. SERIES A ..........         1,524
      218,779     * GTECH HOLDINGS CORP ..........................         4,499
      142,577       HAGEMEYER NV .................................         3,179
       53,800     * HALL KINION & ASSOCIATES, INC ................         1,083
      338,950     * HA-LO INDUSTRIES, INC ........................           763
      299,095       HARLAND (JOHN H.) CO .........................         4,225
        6,005     * HAVAS ADVERTISING S.A. ADR ...................            85
      299,000       HAW PAR CORP LTD .............................           624
    3,519,280       HAYS PLC .....................................        20,292
      112,100     * HEIDRICK & STRUGGLES INTERNATIONAL,INC .......         4,715
   13,039,817       HONEYWELL INTERNATIONAL, INC .................       616,946
       33,500     * HOTEL RESERVATIONS NETWORK, INC (CLASS A) ....           951
       99,600     * HOTJOBS.COM LTD ..............................         1,139
    5,783,767       HUTCHINSON WHAMPOA LTD .......................        72,113
      200,403       IMPERIAL HOLDINGS LTD ........................         1,596
      320,000       INDUSTRIAS PENOLES S.A.-CP ...................           216
      155,100     * INFOUSA, INC .................................           523
       36,417     * ISS - INTERNATIONAL SERVICE SYSTEM A/S .......         2,478
    3,038,400    e* ITOCHU CORP ..................................        14,154
      507,111       ITT INDUSTRIES, INC ..........................        19,651
        1,000       IWATANI INTERNATIONAL CORP ...................             2
       66,889     * JOHNNIC HOLDINGS LTD .........................           736
      132,800       JOHNS MANVILLE CORP ..........................         1,718
      119,515       KELLY SERVICES, INC (CLASS A) ................         2,824
    5,901,900       KEPPEL CORP LTD ..............................        11,504
      336,898     * KIDDE PLC ....................................           362
      122,050       KOBENHAVNS LUFTHAVNE AS ......................        10,440
      193,000     * KORN FERRY INTERNATIONAL .....................         4,101
      196,375     * LABOR READY, INC .............................           650
      399,300       LIBERTY PROPERTY TRUST CO ....................        11,405
      159,669     * LITTON INDUSTRIES, INC .......................        12,564
      399,920       LOEWS CORP ...................................        41,417
      162,958     * LONHRO AFRICA PLC ............................            43
       31,700     * MANAGEMENT NETWORK GROUP, INC ................           376
      460,500       MANPOWER, INC ................................        17,499
    2,210,900     * MARUBENI CORP ................................         5,227
       62,900       MATTHEWS INTERNATIONAL CORP (CLASS A) ........         1,985
       24,100       MCGRATH RENTCORP .............................           467
       50,000       MEFOS LTD ....................................           366
       44,200       MEITEC CORP ..................................         1,417
          927     * MELCO INTERNATIONAL DEVELOPMENT LTD ..........             0
       54,700     * MEMBERWORKS, INC .............................         1,162
      354,100     * METROMEDIA INTERNATIONAL GROUP, INC ..........           921
    2,288,000       MITSUBISHI CORP ..............................        16,870
    2,330,000     e MITSUI & CO LTD ..............................        14,670
       60,900     * MODEM MEDIA, INC .............................           202
      614,800     * MODIS PROFESSIONAL SERVICES, INC .............         2,536
      968,439       MOODY'S CORP .................................        24,877
       61,770     * NATIONAL AUTO CREDIT, INC ....................            21
      264,249       NATIONAL SERVICE INDUSTRIES, INC .............         6,788
      218,100     * NAVIGANT CONSULTING CO .......................           832
      117,000     * NCO GROUP, INC ...............................         3,554
       79,900       NEW ENGLAND BUSINESS SERVICES, INC ...........         1,458
       81,200     * NEW HORIZONS WORLDWIDE, INC ..................         1,127
      102,256       NIPPON KANZAI CO LTD .........................         1,298
      254,800    b* NU KOTE HOLDINGS, INC (CLASS A) ..............             0
       76,763       OCE NV .......................................         1,225
      134,300     * OFFSHORE LOGISTICS, INC ......................         2,894
          500     * OIS OPTICAL IMAGING SYSTEMS, INC .............             0
       74,363     e OM GRUPPEN AB ................................         1,836
       35,600     * ORGANIC, INC .................................            29
      102,600       OYO CORP .....................................         1,087
    2,633,194       PACIFIC DUNLOP LTD ...........................         2,195
      375,000       PEREZ COMPANC S.A. (CLASS B) .................           578
           85     * PFSWEB, INC ..................................             0
      317,612       PITTSTON CO ..................................         6,313
      485,959       POWER CORP OF CANADA .........................        11,971
      113,438     * PREPAID LEGAL SERVICES, INC ..................         2,893
      320,135     e PREUSSAG AKTIEGESELLSCHAFT AG ................        11,602
          100     * PRIVATE BUSINESS, INC ........................             0
      120,100     * PROSOFTTRAINING.COM ..........................         1,456
        8,600     * PROTECTION ONE, INC ..........................             8
           50     * PROVANT, INC .................................             0
      132,200       QUEBECOR, INC (CLASS B) ......................         2,200
      127,127     * R.H. DONNELLEY CORP ..........................         3,091
      958,500     * READSOFT AB (CLASS B) ........................         5,486
      145,593     * RENT WAY, INC ................................           646
    4,115,510       RENTOKIL INITIAL PLC .........................        14,201
    1,172,700     * ROBERT HALF INTERNATIONAL, INC ...............        31,077
      233,014       ROLLINS, INC .................................         4,675
           35     * RWD TECHNOLOGIES, INC ........................             0
      116,173     * SCHOOL SPECIALTY, INC ........................         2,331
      388,600       SECOM CO LTD .................................        25,351
      609,040       SECURITAS AB SERIES B FREE ...................        11,296
    1,833,058       SERVICEMASTER CO .............................        21,080
      379,700       SOFTBANK CORP ................................        13,200
       60,800    e* SOURCE INFORMATION MANAGEMENT CO .............           228
   25,996,000     * SOUTH CHINA INDUSTRIES LTD ...................         1,067
      804,207     e SOUTHCORP LTD ................................         2,187
      356,500     * SPHERION CORP ................................         4,033
       75,200       STANDARD REGISTER, INC .......................         1,072
       98,282       STANDEX INTERNATIONAL CORP ...................         2,027
    1,427,000     * STAR CRUISES LTD .............................           999
       41,900     * STARTEK, INC .................................           644
      279,195     * STELUX HOLDINGS INTERNATIONAL LTD ............             8
       20,400       STRAYER EDUCATION, INC .......................           521
    1,956,000       SUMITOMO CORP ................................        14,079
        5,637       SURVEILLANCE S.A. SOCIETE DE .................         1,739
    2,534,500       SWIRE PACIFIC LTD (CLASS A) ..................        18,278
       17,250       SWISSLOG HOLDING AG. (REGD) ..................         7,558
      117,300     * SYMYX TECHNOLOGIES, INC ......................         4,223
       52,700     * SYNDER COMMUNICATIONS, INC ...................            30
       28,890     * TEJON RANCH CO ...............................           556
       28,890     * TEJON RANCH CO RTS 01/08/01 ..................             1
      150,400     * TELETECH HOLDINGS, INC .......................         2,764
      606,300     * TERREMARK WORLDWIDE, INC .....................           455
      791,972       TEXTRON, INC .................................        36,827
       93,157     e TIS INC ......................................         4,633
      417,530     * TMP WORLDWIDE, INC ...........................        22,964
    1,506,839       TNT POST GROUP NV ............................        36,445
      473,000     * TOKYO DOME CORP ..............................         1,740
        1,000       TOKYO TOKEIBA CO LTD .........................             1
       68,300       TONGAAT HULETT GROUP LTD .....................           344
      105,000       TOPPAN FORMS CO LTD ..........................         1,572
          160     * TOWNE SERVICES, INC ..........................             0
       25,200       TRANS COSMOS .................................         1,092
       89,200    e* TRAVELOCITY.COM, INC .........................         1,082
   19,130,100       TYCO INTERNATIONAL LTD .......................     1,061,721
      488,279       U.S. INDUSTRIES, INC .........................         3,906
       63,600     * U.S. LEC CORP (CLASS A) ......................           306
       51,400     * UNIROYAL TECHNOLOGY CORP .....................           321
    1,249,000       UNITED INDUSTRIAL CORP .......................           612
      192,996     * UNITED STATIONERS, INC .......................         4,632
    5,184,741       UNITED TECHNOLOGIES CORP .....................       407,650
      173,900       VALSPAR CORP .................................         5,596
       88,958       VEDIOR NV ....................................         1,073
      143,089    e* VENTRO CORP ..................................           143
      491,900       VIAD CORP ....................................        11,314

       SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report     o  33

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  OTHER--(Continued)
        2,600     * WACKENHUT CORP (CLASS A) .....................  $         35
      168,302     * WACKENHUT CORP (CLASS B) .....................         1,452
      161,700       WALTER INDUSTRIES, INC .......................         1,213
      387,850     e WESFARMERS LTD ...............................         3,488
      366,851    e* WORLD ACCESS, INC ............................           883
       59,400    e* WORLDWIDE XCEED GROUP, INC ...................             7
                                                                    ------------
                    TOTAL OTHER ..................................     3,402,780
                                                                    ------------
  PRODUCER DURABLES--5.47%
      341,506       ABB LTD ......................................        35,072
       72,246       ABB LTD (SWITZERLAND) ........................         7,702
      256,384       ACTUANT CORP .................................           769
       90,200     * ADVANCED LIGHTING TECHNOLOGIES, INC ..........           598
      185,329     e ADVANTEST CORP ...............................        17,365
      364,100       AGCO CORP ....................................         4,415
    1,084,730     * ALLIED WASTE INDUSTRIES, INC .................        15,796
      750,000       AMADA CO LTD .................................         5,582
      238,000       AMANO CORP ...................................         1,811
      106,385     * AMERICAN ECOLOGY CORP ........................           226
       21,300       AMERICAN STATES WATER CO .....................           785
      558,542       AMERICAN WATER WORKS CO, INC .................        16,407
      207,000       AMETEK, INC ..................................         5,369
    2,043,000     e ANRITSU CORP .................................        48,302
      168,311       APPLIED INDUSTRIAL TECHNOLOGIES, INC .........         3,461
       66,400     * APPLIED SCIENCE AND TECHNOLOGY, INC ..........           797
           84     * APW LTD ......................................             3
       88,100     * ASTEC INDUSTRIES, INC ........................         1,162
      503,015       ATLAS COPCO AB SERIES A FREE .................        11,009
       88,745     e ATLAS COPCO AB SERIES B FREE .................         1,858
      218,600     * AZURIX CORP ..................................         1,790
       93,933       BALDOR ELECTRIC CO ...........................         1,984
       99,470       BALFOUR BEATTY PLC ...........................           178
       10,729     * BARCO (NEW) NV ...............................           805
       21,458     * BARCONET NV ..................................           175
      144,300       BELDEN, INC ..................................         3,662
       14,690       BEWCKISER WASSER TECHNIK AG ..................           488
        1,155     * BLOUNT INTERNATIONAL, INC ....................             9
       48,000       BOMBARDIER, INC (CLASS A) ....................           746
    3,415,886       BOMBARDIER, INC (CLASS B) ....................        52,648
      135,391       BRIGGS & STRATTON CORP .......................         6,008
      101,600     * BROOKS AUTOMATION, INC .......................         2,851
        1,385       BROTHERS INDUSTRIES LTD ......................             3
       61,100       CALIFORNIA WATER SERVICE GROUP ...............         1,650
      109,900     * CASELLA WASTE SYSTEMS, INC (CLASS A) .........           955
       17,964     * CATAYTICA ENERGY SYSTEMS .....................           310
    2,006,900       CATERPILLAR, INC .............................        94,951
      408,300    e* CHARTERED SEMICONDUCTOR
                    MANUFACTURING LTD ADR ........................        10,769
    1,208,000     * CHARTERED SEMICONDUCTOR
                    MANUFACTURING LTD (SINGAPORE) ................         3,302
      371,840     * CLEAN HARBORS, INC ...........................           662
      214,500     * COGNEX CORP ..................................         4,746
      123,400     * COINSTAR, INC ................................         1,882
       55,500       COLUMBUS MCKINNON CORP .......................           493
       61,612     e CONECTIV, INC (CLASS A) ......................           789
    2,355,945       COOPER INDUSTRIES, INC .......................       108,226
       19,786     * COORSTEK, INC ................................           621
      214,800       CUMMINS ENGINE CO, INC .......................         8,149
       64,650     * CUNO, INC ....................................         1,733
       43,100     * CYBEROPTICS CORP .............................           730
      235,000       DAIFUKU CO LTD ...............................         1,375
      900,000       DAIKIN INDUSTRIES LTD ........................        17,338
          176       DAISEKI CO LTD ...............................             3
    1,565,473       DEERE & CO ...................................        71,718
      253,853     * DYCOM INDUSTRIES, INC ........................         9,123
      376,834       EATON CORP ...................................        28,333
      458,000       EBARA CORP ...................................         4,977
    2,675,070       EMERSON ELECTRIC CO ..........................       210,829
      158,392       FAG KUGELFISCHER (GEORG) SCHAEFER AG .........         1,086
      149,800     * FANSTEEL, INC ................................           646
      330,120       FANUC LTD ....................................        22,461
      232,114       FEDERAL SIGNAL CORP ..........................         4,555
       11,573       FISCHER (GEORGE) LTD (REGD) ..................         3,285
      536,093       FKI PLC ......................................         1,762
      269,010     * FLOWSERVE CORP ...............................         5,750
       41,669       FLS INDUSTRIES AS (CLASS B) ..................           598
       11,700       FRANKLIN ELECTRIC CO, INC ....................           801
       60,700    e* FUELCELL ENERGY, INC .........................         4,162
       89,700       FUJI MACHINE MANUFACTURING CO ................         2,404
    4,872,524       FUJITSU LTD ..................................        71,851
      237,000       FUTABA CORP ..................................         7,326
       79,391     * GARDNER DENVER, INC ..........................         1,691
      278,500       GATX CORP ....................................        13,890
      182,229       GENERAL CABLE CORP ...........................           809
   72,206,322       GENERAL ELECTRIC CO ..........................     3,461,391
       43,800     * GENLYTE GROUP, INC ...........................         1,040
      489,500       GRAINGER (W.W.), INC .........................        17,867
      100,000     * GRUPO AUXILIAR METALURGICO S.A ...............         2,404
    2,962,904       HARLEY DAVIDSON, INC .........................       117,775
      273,600    b* HARNISCHFEGER INDUSTRIES, INC ................            16
      235,600       HARSCO CORP ..................................         5,816
    7,503,230       HITACHI LTD ..................................        66,885
      826,000     * HITACHI ZOSEN CORP ...........................           629
      202,976       HUBBELL, INC (CLASS B) .......................         5,379
       51,000     * IBIS TECHNOLOGY CORP .........................           982
      150,130       IDEX CORP ....................................         4,973
    1,568,776       ILLINOIS TOOL WORKS, INC .....................        93,440
    1,659,000     * IMAGINATION TECHNOLOGIES GROUP PLC ...........         5,626
      459,480       IMI PLC ......................................         1,627
      799,987       INGERSOLL-RAND CO ............................        33,499
   18,320,126     * INVENSYS PLC .................................        42,829
       95,000     * IONICS, INC ..................................         2,696
    1,475,000     * ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES CO LTD ..         3,152
      226,190       JLG INDUSTRIES, INC ..........................         2,403
           15     * JUNO LIGHTING, INC (W/I) .....................             0
    1,707,000     * KAWASAKI HEAVY INDUSTRIES LTD ................         1,824
      174,600       KAYDON CORP ..................................         4,343
      187,334       KENNAMETAL, INC ..............................         5,456
    1,564,311       KOMATSU LTD ..................................         6,918
      165,000       KOMORI CORP ..................................         2,745
      270,898     e KONE CORP SERIES B ...........................        18,949
    5,456,731       KONINKLIJKE PHILIPS ELECTRONICS NV ...........       199,912
      281,000       KOYO SEIKO CO LTD ............................         2,005
    1,558,467       KUBOTA CORP ..................................         4,749
        4,098     * KUDELSKI S.A. (BR) ...........................         4,552
      185,000       KURITA WATER INDUSTRIES LTD ..................         2,422
       92,037     * KVAERNER INDUSTRIER AS SERIES A ..............           652
       91,800       LAWSON PRODUCTS, INC .........................         2,496
      192,000       LINCOLN ELECTRIC HOLDINGS CO .................         3,768
       28,850       LINDSAY MANUFACTURING CO .....................           653
      125,600     * LITTELFUSE, INC ..............................         3,595
        3,615     * LOGITECH INTERNATIONAL .......................           915
      245,800     * MABUCHI MOTOR CO LTD .........................        25,054
      185,598       MAGNA INTERNATIONAL, INC (CLASS A) ...........         7,772
       73,574     * MAGNETEK, INC ................................           956
      170,000     e MAKINO MILLING MACHINE CO LTD ................           890
       97,000       MAKITA CORP ..................................           680
      148,562       MANITOWOC CO, INC ............................         4,308
      138,500     * MECHANICAL TECHNOLOGY, INC ...................           485
      118,402       METSO OYJ ....................................         1,323
      212,252       MILACRON, INC ................................         3,409
      213,000       MINE SAFETY APPLIANCE CO .....................         5,352
    2,375,618       MINNESOTA MINING & MANUFACTURING CO ..........       286,262

34  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  PRODUCER DURABLES--(Continued)
          750     e MIRAI INDUSTRY CO LTD ........................  $          6
    2,608,000       MITSUBISHI ELECTRIC CORP .....................        16,055
    5,247,532       MITSUBISHI HEAVY INDUSTRIES LTD ..............        22,883
    2,002,000     * MITSUI ENGINEERING & SHIP BUILDING CO LTD ....         1,841
      200,800  b,e* MOLTEN METAL TECHNOLOG\Y, INC ................             0
      249,000       MORI SEIKI CO LTD ............................         2,765
       37,457       NACCO INDUSTRIES, INC (CLASS A) ..............         1,636
      163,245     * NATIONAL INSTRUMENTS CORP ....................         7,928
      299,235     * NAVISTAR INTERNATIONAL CORP ..................         7,836
       26,544     * NEG MICON A/S ................................         1,569
      175,200     * NEWPARK RESOURCES, INC .......................         1,675
      187,903       NEWPORT NEWS SHIPBUILDING, INC ...............         9,771
    2,344,296       NIPPON ELECTRIC CORP .........................        42,904
        4,675       NKT HOLDINGS AS ..............................         1,089
      176,344       NORDSON CORP .................................         4,497
    1,104,000       NSK LTD ......................................         6,757
      992,000       NTN TOYO BEARING CO LTD ......................         3,084
      288,988     * OGDEN CORP ...................................         4,443
      195,487       OKUMA CORP ...................................           618
        3,095  b,e* OMEGA ENVIRONMENTAL, INC .....................             0
      431,200       PACCAR, INC ..................................        21,237
      129,109       PACE MICRO TECHNOLOGY PLC ....................           878
      772,522       PARKER-HANNIFIN CORP .........................        34,088
      192,885       PHILADELPHIA SUBURBAN CORP ...................         4,726
       70,600     * PHOTON DYNAMICS, INC .........................         1,589
    1,507,491       PITNEY BOWES, INC ............................        49,936
       50,300    e* PLUG POWER, INC ..............................           739
        2,000     * POKPHAND (C.P.) CO LTD .......................             0
      296,604     * POWER-ONE, INC ...............................        11,660
       78,860       PRIMEX TECHNOLOGIES, INC .....................         2,514
      159,650     * QUANTA SERVICES, INC .........................         5,139
      164,600     * RAYOVAC CORP .................................         2,335
      129,600       REGAL-BELOIT CORP ............................         2,211
    4,233,616     * REPUBLIC SERVICES, INC (CLASS A) .............        72,765
      507,197       REUNERT LTD ..................................           871
       19,600       ROBBINS & MYERS, INC .........................           473
    2,516,742       ROCKWELL INTERNATIONAL CORP ..................       119,860
      278,447       ROLLINS TRUCK LEASING CORP ...................         2,228
      195,840       ROPER INDUSTRIES, INC ........................         6,475
      385,348    b* SAFETY-KLEEN CORP ............................            29
      136,000       SANDEN CORP ..................................           632
      234,817    e* SANDVIK AB ...................................         5,649
      100,000       SANSO ELECTRIC CO LTD ........................           530
       83,300       SAUER-DANFOSS, INC ...........................           781
          833       SCHINDLER HOLDINGS LTD (PT CERT) .............         1,287
        1,550       SCHINDLER HOLDINGS LTD (REGD) ................         2,438
      188,430       SCHNEIDER ELECTRIC S.A .......................        13,746
    1,230,804       SEMBCORP INDUSTRIES LTD ......................         1,207
       16,079     * SEQUA CORP (CLASS A) .........................           585
       13,174     * SGL CARBON AG ................................           703
    1,601,385     e SIEMENS AG. (REGD) ...........................       209,368
    6,267,000       SINGAPORE TECHNOLOGIES ENGINEERING LTD .......        10,084
        4,600       SJW CORP .....................................           469
      165,300       SMC CORP .....................................        21,278
      104,400       SMITH (HOWARD) LTD ...........................           487
       77,429     * SPS TECHNOLOGIES, INC ........................         4,244
        1,600       STARRETT (L.S.) CO (CLASS A) .................            38
      207,500       STEWART & STEVENSON SERVICES, INC ............         4,711
           94     * STRATTEC SECURITY CORP .......................             3
        3,191       SULZER WINTERTHUR AG. (REGD) .................         2,302
      699,000       SUMITOMO HEAVY INDUSTRIES LTD ................         1,090
      105,100    e* SUPERCONDUCTOR TECHNOLOGIES, INC .............           381
       80,604     e SVENSKA KULLAGERFABRIKEN AB SERIES B .........         1,217
      150,951     * SVENSKA KULLAGERFABRIKEN AB SERIES A FREE ....         2,104
       72,000       TAKUMA CO LTD ................................           496
       47,510     * TANDBERG ASA .................................           436
       67,900       TECUMSEH PRODUCTS CO (CLASS A) ...............         2,848
       31,300       TECUMSEH PRODUCTS CO (CLASS B) ...............         1,205
      233,500       TELEFLEX, INC ................................        10,318
      111,200       TENNANT CO ...................................         5,338
      150,600     * TEREX CORP ...................................         2,438
      207,468     * TETRA TECH, INC ..............................         6,613
    1,778,641     * THERMO ELECTRON CORP .........................        52,915
        1,700     * THERMO FIBERTEK, INC .........................             6
      344,133       THOMAS & BETTS CORP ..........................         5,571
      314,553       TIMKEN CO ....................................         4,758
      250,750       TOKYO ELECTRON CO LTD ........................        13,789
       50,000       TOMOE ENGINEERING CO LTD .....................           320
      439,364       TOMRA SYSTEMS AS .............................         8,520
       81,050       TORO CO ......................................         2,974
    7,200,000       TOSHIBA CORP .................................        48,168
           22       TOWA CORP ....................................             0
      637,900     e TOYODA AUTOMATIC LOOM WORKS LTD ..............        12,568
      209,400       TRINITY INDUSTRIES, INC ......................         5,235
      317,000       TSUBAKIMOTO CHAIN CO .........................           955
       21,800     * U.S. PLASTIC LUMBER CORP .....................            27
      122,300       UNITED DOMINION INDUSTRIES LTD ...............         1,458
      252,388     * UNOVA, INC ...................................           915
       13,349       VA TECHNOLOGIE AG. (BR) ......................           401
      174,600    e* VALENCE TECHNOLOGY, INC ......................         1,626
       40,300       VALMONT INDUSTRIES, INC ......................           741
      122,964     e VESTAS WIND SYSTEMS A/S ......................         6,651
      161,452       WABTEC CORP ..................................         1,897
       47,802       WARTSILA OYJ SERIES B ........................           884
      102,300     * WASTE CONNECTIONS, INC .......................         3,382
    3,875,444       WASTE MANAGEMENT, INC ........................       107,544
          700     * WASTEMASTERS, INC ............................             0
      100,000       WATTS INDUSTRIES, INC (CLASS A) ..............         1,388
      201,800     * WESTON (ROY F.), INC (CLASS A) ...............           908
    4,091,788       XEROX CORP ...................................        18,925
      402,000       YOKOGAWA ELECTRIC CORP .......................         3,397
          550     e YOKOHAMA RUBBER CO LTD .......................             1
       21,793       ZARDOYA OTIS S.A .............................           191
                                                                    ------------
                    TOTAL PRODUCER DURABLES ......................     6,547,702
                                                                    ------------
  TECHNOLOGY--19.56%
      139,000     * 24/7 MEDIA, INC ..............................            74
    1,938,201     * 3COM CORP ....................................        16,475
      194,200     * 3DFX INTERACTIVE, INC ........................            49
      155,300     * 3DO CO .......................................           408
       77,800    e* ABOUT.COM, INC ...............................         2,096
      142,500     * ACCRUE SOFTWARE, INC .........................           356
       68,700    e* ACT MANUFACTURING, INC .......................         1,082
      119,900     * ACTEL CORP ...................................         2,900
       26,518     * ACTERNA CORP .................................           358
      338,600     * ACTUATE CORP .................................         6,476
      420,560     * ACXIOM CORP ..................................        16,376
      461,040     * ADAPTEC, INC .................................         4,726
      215,411     * ADAPTIVE BROADBAND CORP ......................         1,319
    4,616,273     * ADC TELECOMMUNICATIONS, INC ..................        83,670
       53,400     * ADE CORP .....................................           941
       51,800     * ADEPT TECHNOLOGY, INC ........................           751
    1,446,718       ADOBE SYSTEMS, INC ...........................        84,181
      114,666     * ADTRAN, INC ..................................         2,437
      251,622    e* ADVA AG. OPTICAL NETWORKING ..................        14,529
      309,332     * ADVANCED DIGITAL INFORMATION CORP ............         7,115
       70,300     * ADVANCED ENERGY INDUSTRIES, INC ..............         1,582
      491,759     * ADVANCED FIBRE COMMUNICATIONS, INC ...........         8,882
    1,792,000     * ADVANCED MICRO DEVICES, INC ..................        24,752
       55,200     * ADVANTAGE LEARNING SYSTEMS, INC ..............         1,856
      155,200     * ADVENT SOFTWARE, INC .........................         6,218
      316,850     * AEROFLEX, INC ................................         9,134
      129,554    e* AETHER SYSTEMS, INC ..........................         5,069
      251,500     * AFFILIATED COMPUTER SERVICES, INC (CLASS A) ..        15,263

       SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report     o  35

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  TECHNOLOGY--(Continued)
       35,400     * AGENCY.COM LTD ...............................  $        137
      149,740     * AGILE SOFTWARE CORP ..........................         7,393
    2,760,913     * AGILENT TECHNOLOGIES, INC ....................       151,160
       55,438     * AIRGATE PCS, INC .............................         1,968
       36,600     * AIRNET COMMUNICATION CORP ....................           247
      245,130    e* AKAMAI TECHNOLOGIES, INC .....................         5,163
       59,900     * ALASKA COMMUNICATION SYSTEMS GROUP, INC ......           434
    2,416,682     e ALCATEL ......................................       137,276
       22,191     * ALCATEL O (OPTRONICS) ........................           979
      136,566     e ALCATEL S.A. (SPON ADR) ......................         7,639
    2,293,200    e* ALDATA SOLUTIONS OYJ .........................        14,146
      136,100    e* ALLAIRE CORP .................................           685
      162,785     * ALLEN TELECOM, INC ...........................         2,920
      119,323     * ALLIANCE SEMICONDUCTOR CORP ..................         1,350
      303,545    e* ALLIED RISER COMMUNICATION CORP ..............           617
      231,027     * ALPHA INDUSTRIES, INC ........................         8,548
          300     * ALPINE GROUP, INC ............................             1
    1,122,000     e ALPS ELECTRIC CO LTD .........................        17,115
    7,806,066     * ALTERA CORP ..................................       205,397
       16,574     * AMDOCS LTD ...................................         1,098
   16,898,947     * AMERICA ONLINE, INC ..........................       588,083
      229,145     * AMERICAN MANAGEMENT SYSTEMS, INC .............         4,540
       14,309    b* AMERICAN PAD & PAPER CO ......................             0
    1,049,482     * AMERICAN POWER CONVERSION CORP ...............        12,987
      119,900     * AMERICAN SUPERCONDUCTOR CORP .................         3,425
       18,100     * AMERICAN TECHNICAL CERAMICS CORP .............           181
      332,493     * AMERICAN TELESOURCE INTERNATIONAL, INC .......           125
      706,640     * AMKOR TECHNOLOGY, INC ........................        10,964
      215,390     * AMPHENOL CORP (CLASS A) ......................         8,441
      193,510     * ANADIGICS, INC ...............................         3,169
    2,170,940     * ANALOG DEVICES, INC ..........................       111,125
       57,400       ANALOGIC CORP ................................         2,558
      121,500       ANALYSTS INTERNATIONAL CORP ..................           463
      117,461     * ANAREN MICROWAVE, INC ........................         7,892
      561,726     * ANDREW CORP ..................................        12,218
      158,300     * ANICOM, INC ..................................             0
      183,265     * ANIXTER INTERNATIONAL, INC ...................         3,963
      197,700     * ANSWERTHINK, INC .............................           717
      174,483     * ANTEC CORP ...................................         1,380
      125,930     * APAC CUSTOMER SERVICES, INC ..................           464
       63,900     * APERIAN, INC .................................            42
    1,823,682     * APPLE COMPUTER, INC ..........................        27,127
        2,369    b* APPLIED MAGNETICS CORP .......................             0
    5,930,080     * APPLIED MATERIALS, INC .......................       226,455
    2,400,270     * APPLIED MICRO CIRCUITS CORP ..................       180,133
       39,400    e* APPLIEDTHEORY CORP ...........................            79
      345,296     * APTECH LTD GDR (144A) ........................         1,329
      404,078     * ARCH WIRELESS, INC ...........................           253
      104,744     * ARCH WIRELESS, INC WTS 09/01/01 ..............             2
       59,600     * AREMISSOFT CORP ..............................         2,544
    1,031,917     * ARIBA, INC ...................................        55,337
    1,355,697     * ARM HOLDINGS PLC .............................        10,247
      684,564     * ARROW ELECTRONICS, INC .......................        19,596
      308,014     * ART TECHNOLOGY GROUP, INC ....................         9,414
      164,181     * ARTESYN TECHNOLOGIES, INC ....................         2,606
       17,817     * ASCOM HOLDING AG .............................         1,165
          100     * ASHTON TECHNOLOGY GROUP, INC .................             0
       30,100     * ASIAINFO HOLDINGS, INC .......................           282
      105,900     * ASK JEEVES, INC ..............................           258
      882,900    e* ASM INTERNATIONAL NV .........................         8,911
    1,666,450     * ASM LITHOGRAPHY HOLDINGS NV ..................        37,848
    6,221,500       ASM PACIFIC TECHNOLOGY LTD ...................         8,854
      333,444     * ASPECT COMMUNICATIONS CORP ...................         2,683
      160,400     * ASPEN TECHNOLOGY, INC ........................         5,333
      208,488     * ASYST TECHNOLOGIES, INC ......................         2,802
      183,400     * ATI TECHNOLOGIES, INC ........................         1,044
    2,532,999     * ATMEL CORP ...................................        29,446
      139,500     * ATMI, INC ....................................         2,720
       25,182     * AURA SYSTEMS, INC ............................             8
      308,000       AUTODESK, INC ................................         8,297
    3,780,481       AUTOMATIC DATA PROCESSING, INC ...............       239,352
       25,800    e* AVANEX CORP ..................................         1,537
      232,900     * AVANT CORP ...................................         4,265
    1,558,611     * AVAYA, INC ...................................        16,073
       18,800    e* AVENUE A, INC ................................            34
      642,331       AVERY DENNISON CORP ..........................        35,248
        6,631    e* AVICI SYSTEMS, INC ...........................           163
      138,800     * AVID TECHNOLOGY, INC .........................         2,535
      632,160       AVNET, INC ...................................        13,591
      221,159     * AVOCENT CORP .................................         5,971
      149,846     * AVT CORP .....................................           745
      323,200       AVX CORP .....................................         5,292
       97,187     * AWARE, INC ...................................         1,725
      108,700     * AXT, INC .....................................         3,594
           50     * AZTEC TECHNOLOGY PARTNERS, INC ...............             0
       92,400     * BARRA, INC ...................................         4,354
    2,431,390     * BEA SYSTEMS, INC .............................       163,663
       35,800       BEL FUSE, INC (CLASS B) ......................         1,217
      275,089     * BENCHMARK ELECTRONICS, INC ...................         6,207
      255,700     * BILLING CONCEPTS CORP ........................           511
      233,800     * BINDVIEW DEVELOPMENT CORP ....................         2,199
      336,600     * BISYS GROUP, INC .............................        17,545
      118,037     * BLACK BOX CORP ...............................         5,703
       80,500     * BLUESTONE SOFTWARE, INC ......................         1,218
    1,340,239     * BMC SOFTWARE, INC ............................        18,763
      329,328     * BOOKHAM TECHNOLOGY PLC .......................         4,674
       51,700     * BOTTOMLINE TECHNOLOGIES, INC .................         1,328
       44,900     * BRAUN CONSULTING, INC ........................           166
       73,400    e* BREAKAWAY SOLUTIONS, INC .....................            64
      357,539     * BRIGHTPOINT, INC .............................         1,251
      107,900     * BRIO TECHNOLOGY, INC .........................           455
      183,300     * BROADBASE SOFTWARE, INC ......................         1,146
      839,650     * BROADCOM CORP (CLASS A) ......................        70,531
    1,116,400     * BROADVISION, INC .............................        13,187
    1,747,858     * BROCADE COMMUNICATIONS SYSTEMS, INC ..........       160,475
          140     * BROKAT AG. (SPON ADR) ........................             1
       74,800     * BROOKTROUT, INC ..............................           708
       68,100     * BSQUARE CORP .................................           409
       33,210    e* BUSINESS OBJECTS S.A. (SPON ADR) .............         1,881
      159,800       C&D TECHNOLOGIES, INC ........................         6,901
      266,813     * CABLE DESIGN TECHNOLOGIES CO .................         4,486
    1,049,500     * CABLETRON SYSTEMS, INC .......................        15,808
       83,476     * CACHEFLOW, INC ...............................         1,424
       56,300     * CACI INTERNATIONAL, INC (CLASS A) ............         1,296
    1,474,799     * CADENCE DESIGN SYSTEMS, INC ..................        40,557
      378,500       CAE, INC .....................................         6,149
       28,300     * CAIS INTERNET, INC ...........................            27
          600     * CALDERA SYSTEMS, INC .........................             1
       98,800     * CALICO COMMERCE, INC .........................            96
       79,137     * CALIFORNIA AMPLIFIER, INC ....................           732
      315,200     * CAMBRIDGE TECHNOLOGY PARTNERS, INC ...........           827
       25,300    e* CAMINUS CORP .................................           588
          175       CANON SALES CO, INC ..........................             2
    2,050,000     * CANON, INC ...................................        71,804
      149,891       CAP GEMINI S.A ...............................        24,178
       49,800     * CARREKER CORP ................................         1,731
       68,312     * CARRIER ACCESS CORP ..........................           615
           30     * CATAPULT COMMUNICATIONS CORP .................             1
        1,600     * C-BRIDGE INTERNET SOLUTIONS, INC .............             6
      163,150     * C-COR.NET CORP ...............................         1,586
      266,600     * C-CUBE MICROSYSTEMS, INC (NEW) ...............         3,283
       67,939     * CELERITEL, INC ...............................         2,590
      504,865     * CELESTICA, INC ...............................        27,226

36  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  TECHNOLOGY--(Continued)
           90     * CELLULAR TECHNICAL SERVICES CO ...............  $          0
        9,800     * CENTENNIAL COMMUNICATIONS CORP ...............           184
       23,500    e* CENTILUM COMMUNICATIONS, INC .................           523
    2,127,677     * CERIDIAN CORP ................................        42,421
       45,600     * CERTICOM CORP ................................           911
        1,050     * CHART INDUSTRIES, INC ........................             5
      297,550     * CHECKFREE CORP ...............................        12,646
      166,300     * CHECKPOINT SYSTEMS, INC ......................         1,237
       44,600     * CHOICE ONE COMMUNICATIONS, INC ...............           415
       27,600     * CHORDIANT SOFTWARE, INC ......................            82
      185,500    b* CHS ELECTRONICS, INC .........................             0
      268,000     * CIBER, INC ...................................         1,307
    2,542,182     * CIENA CORP ...................................       206,552
      364,745     * CIRRUS LOGIC, INC ............................         6,839
   53,140,359     * CISCO SYSTEMS, INC ...........................     2,032,619
      495,000       CITIZEN WATCH CO LTD .........................         3,611
       77,200       CITIZENS ELECTRONICS CO LTD ..................         3,853
      999,363     * CITRIX SYSTEMS, INC ..........................        22,486
      139,927     * CLARENT CORP .................................         1,583
       91,200     * CLARUS CORP ..................................           638
       46,900     * CLICK2LEARN. COM, INC ........................           457
       76,000     * C-MAC INDUSTRIES, INC ........................         3,390
      453,245       CMG PLC ......................................         6,060
    1,250,185    e* CMGI, INC ....................................         6,993
      470,839     * CNET NETWORKS, INC ...........................         7,533
       35,500     * COGNIZANT TECHNOLOGY SOLUTIONS CORP ..........         1,289
      190,972     * COGNOS, INC ..................................         3,560
      123,400       COHU, INC ....................................         1,720
      128,617     * COM21, INC ...................................           603
    1,129,750     * COMMERCE ONE, INC ............................        28,597
      231,663     * COMMSCOPE, INC ...............................         3,837
   14,960,244       COMPAQ COMPUTER CORP .........................       225,152
      357,900       COMPAREX HOLDINGS LTD ........................           396
      155,287     * COMPLETE BUSINESS SOLUTIONS, INC .............         1,601
    2,717,953       COMPUTER ASSOCIATES INTERNATIONAL, INC .......        53,000
      185,300     * COMPUTER HORIZONS CORP .......................           452
      147,985     * COMPUTER NETWORK TECHNOLOGY CORP .............         4,264
    1,248,894     * COMPUTER SCIENCES CORP .......................        75,090
      902,298       COMPUTERSHARE LTD ............................         4,326
    1,695,008     * COMPUWARE CORP ...............................        10,594
       10,600       COMPX INTERNATIONAL, INC .....................            95
      956,840     * COMVERSE TECHNOLOGY, INC .....................       103,937
      125,600     * CONCORD CAMERA CORP ..........................         2,072
      102,900     * CONCORD COMMUNICATIONS, INC ..................           900
    1,373,101     * CONCORD EFS, INC .............................        60,331
      311,000     * CONCURRENT COMPUTER CORP .....................         1,672
    1,371,254     * CONEXANT SYSTEMS, INC ........................        21,083
       67,400     * CONVERA CORP .................................         1,196
       71,706     * CONVERGENT COMMUNICATIONS, INC ...............            43
       32,179     * CONVERGYS CORP ...............................         1,458
          200     * COOLSAVINGS.COM, INC .........................             0
      331,144    e* COPPER MOUNTAIN NETWORKS, INC ................         1,956
           46     * CORECOMM LTD .................................             0
      122,800     * COREL CORP ...................................           204
       24,200     * CORILLIAN CORP ...............................           290
    5,369,085       CORNING, INC .................................       283,555
      104,048     * CORSAIR COMMUNICATIONS, INC ..................           741
      110,412    e* CORVIS CORP ..................................         2,629
       20,000     * COSINE COMMUNICATIONS, INC ...................           278
      850,412    e* COVAD COMMUNICATIONS GROUP, INC ..............         1,408
       74,100       CREATIVE TECHNOLOGY LTD ......................           842
      317,320     * CREDENCE SYSTEMS CORP ........................         7,298
      346,495    e* CREE, INC ....................................        12,311
      259,426     * CRITICAL PATH, INC ...........................         7,977
       54,086    e* CROSSROADS SYSTEMS, INC ......................           254
      309,900     * CSG SYSTEMS INTERNATIONAL, INC ...............        14,546
       37,800       CSK CORP .....................................           550
       91,450     * CTC COMMUNICATIONS GROUP, INC ................           423
      128,084       CTS CORP .....................................         4,667
       72,380       CUBIC CORP ...................................         1,859
        4,894     * CYBERGUARD CORP ..............................             9
    1,179,700    a* CYBERPLEX, INC ...............................         2,906
      110,100     * CYBERSOURCE CORP .............................           261
      102,900     * CYLINK CORP ..................................           222
      193,958     * CYMER, INC ...................................         4,991
       36,100     * CYPRESS COMMUNICATIONS, INC ..................            33
      749,900     * CYPRESS SEMICONDUCTOR CORP ...................        14,764
       40,200     * CYSIE, INC ...................................           166
    1,739,662     e DAI NIPPON PRINTING CO LTD ...................        25,912
      215,879    e* DAI NIPPON SCREEN MANUFACTURING CO LTD .......         1,038
       57,100     * DALEEN TECHNOLOGIES, INC .....................           214
      424,670       DALLAS SEMICONDUCTOR CORP ....................        10,882
      159,704       DASSAULT SYSTEMS S.A .........................        10,946
       74,300     * DATA RETURN CORP .............................           279
       97,590     * DATASTREAM SYSTEMS, INC ......................           952
       58,520     * DAVOX CORP ...................................           571
       70,100     * DDI CORP .....................................         1,910
       34,390       DELIAS CORP (CLASS A) ........................            48
   16,078,001     * DELL COMPUTER CORP ...........................       280,360
       52,286     * DELTATHREE, INC ..............................            62
      453,529       DELUXE CORP ..................................        11,461
      121,750     * DIAMONDCLUSTER INTERNATIONAL, INC (CLASS A) ..         3,713
      417,762       DIEBOLD, INC .................................        13,943
      127,100     * DIGEX, INC ...................................         2,860
            5     * DIGI INTERNATIONAL, INC ......................             0
       48,800    e* DIGIMARC CORP ................................           805
      181,700     * DIGITAL COURIER TECHNOLOGIES, INC ............            76
      113,000     * DIGITAL INSIGHT CO ...........................         2,041
      417,281    e* DIGITAL ISLAND, INC ..........................         1,695
      116,100     * DIGITAL RIVER, INC ...........................           276
       26,200     * DIGITALTHINK INC .............................           447
       53,900     * DIGITAS, INC .................................           273
      462,463     * DMC STRATEX NETWORKS, INC ....................         6,937
      146,267     * DOBSON COMMUNICATIONS CORP (CLASS A) .........         2,139
      193,800     * DOCUMENTUM, INC ..............................         9,629
       63,366     * DOT HILL SYSTEMS CORP ........................           246
      562,882     * DOUBLECLICK, INC .............................         6,192
           67     * DREXLER TECHNOLOGY CORP ......................             1
       57,500     * DSET CORP ....................................           103
      172,599     * DSP GROUP, INC ...............................         3,633
      431,664     * DST SYSTEMS, INC .............................        28,921
       41,898     * DUPONT PHOTOMASKS, INC .......................         2,214
      557,500     * DYNARC .......................................         1,595
      396,000     * E.PIPHANY, INC ...............................        21,359
      722,578     * EBAY, INC ....................................        23,845
      104,920    e* ECHELON CORP .................................         1,685
      143,700    e* EGAIN COMMUNICATIONS CORP ....................           445
       76,382    e* EGLOBE, INC ..................................             5
      140,674     * EIDOS PLC ....................................           452
      111,600     * ELANTEC SEMICONDUCTOR, INC ...................         3,097
      189,200     * ELECTRO SCIENTIFIC INDUSTRIES, INC ...........         5,298
      128,900     * ELECTROGLAS, INC .............................         1,974
      698,474     * ELECTRONIC ARTS, INC .........................        29,772
    2,461,445       ELECTRONIC DATA SYSTEMS CORP .................       142,148
      240,159     * ELECTRONICS FOR IMAGING, INC .................         3,347
       26,709       ELMOS SEMICONDUCTOR AG .......................           639
      273,700     * ELOYALTY CORP ................................         1,770
      291,500       ELTEK ASA ....................................         7,041
      115,000     * EMACHINES, INC ...............................            43
      139,800     * EMAGIN CORP ..................................           296
       25,400     * EMBARCADERO TECHNOLOGIES, INC ................         1,143
   17,104,186     * EMC CORP .....................................     1,137,428
      154,700     * EMCORE CORP ..................................         7,271

       SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report     o  37

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  TECHNOLOGY--(Continued)
      234,100    e* E-MEDSOFT.COM ................................  $        146
       41,680    e* EMERGE INTERACTIVE, INC (CLASS A) ............           151
       60,129     * EMPLOYEE SOLUTIONS, INC ......................             0
      440,600     * EMULEX CORP ..................................        35,220
      192,200    e* ENGAGE, INC ..................................           144
       11,525     * ENTRADA NETWORKS, INC ........................            20
      224,130     * ENTRUST TECHNOLOGIES, INC ....................         2,914
       90,306     * EPCOS AG .....................................         7,885
       47,357    e* EPICEDGE, INC ................................            18
           29     * EPICOR SOFTWARE CORP .........................             0
       29,700     * EPLUS, INC ...................................           338
      102,700     * EPRESENCE, INC ...............................           446
       11,500     * EPRISE CORP ..................................            21
      839,398       EQUIFAX, INC .................................        24,080
    2,221,569       ERG LTD ......................................         3,381
   12,148,531       ERICSSON TELEFON (LM) AB SERIES B ............       138,410
       55,000     * ESPEED, INC (CLASS A) ........................           863
      164,621     * ESS TECHNOLOGY, INC ..........................           844
      109,320     * ESTERLINE TECHNOLOGIES CORP ..................         2,870
        1,300     * EXABYTE CORP .................................             4
      197,400     * EXAR CORP ....................................         6,116
       55,500     * EXCEL TECHNOLOGY, INC ........................         1,107
      146,600     * EXCELON CORP .................................           220
      184,100     * EXCHANGE APPLICATIONS, INC ...................           224
    1,348,669     * EXCITE AT HOME ...............................         7,460
    3,032,440     * EXODUS COMMUNICATIONS, INC ...................        60,649
       42,393     * EXTENDED SYSTEMS, INC ........................           495
       25,000     * EXTENSITY, INC ...............................           150
      291,118     * EXTREME NETWORKS, INC ........................        11,390
       79,700     * F.Y.I., INC ..................................         2,939
       86,882    e* F5 NETWORKS, INC .............................           825
       86,042       FAIR ISSAC & CO, INC .........................         4,388
      413,700     * FAIRCHILD SEMICONDUCTOR INTERNATIONAL, INC
                      (CLASS A) ..................................         5,973
       84,100     * FEI CO .......................................         1,913
       57,200    e* FIBERNET TELECOM GROUP, INC ..................           315
           50     * FIDELITY HOLDINGS, INC .......................             0
      208,100     * FILENET CORP .................................         5,671
      557,058     * FINISAR CORP .................................        16,155
       32,300     * FIREPOND, INC ................................           305
    2,554,400       FIRST DATA CORP ..............................       134,585
       51,100     * FIRSTWORLD COMMUNICATIONS, INC (CLASS B) .....            34
      757,593     * FISERV, INC ..................................        35,938
      857,566     * FLEXTRONICS INTERNATIONAL LTD ................        24,441
       87,007    e* FOCAL COMMUNICATIONS CORP ....................           609
      730,255     * FOUNDRY NETWORKS, INC ........................        10,954
       23,000     * FREEMARKETS, INC .............................           437
      157,600     * FSI INTERNATIONAL, INC .......................         1,320
    3,521,000     e FUJIKURA LTD .................................        26,392
    2,535,000       FURUKAWA ELECTRIC CO LTD .....................        44,285
      236,700    e* FUTURELINK CORP ..............................           155
      113,550       FUTURIS CORP LTD .............................           114
       59,600     * GADZOOX NETWORKS, INC ........................           125
      328,600       GALILEO INTERNATIONAL, INC ...................         6,572
       79,200     * GASONICS INTERNATIONAL CORP ..................         1,455
    1,008,976     * GATEWAY, INC .................................        18,151
       95,900     * GEAC COMPUTER CORP LTD .......................           153
    1,700,000     * GEMPLUS INTERNATIONAL S.A ....................        15,163
           57     * GENERAL DATACOMM INDUSTRIES, INC .............             0
           20     * GENERAL MAGIC, INC ...........................             0
      215,200     * GENERAL SEMICONDUCTOR, INC ...................         1,345
      171,100     * GENRAD, INC ..................................         1,711
      111,200     * GENZYME TRANSGENICS CORP .....................         1,592
       87,100     * GEOWORKS CORP ................................           256
      125,895       GERBER SCIENTIFIC, INC .......................         1,078
      371,797       GETRONICS NV .................................         2,185
      129,600     * GLOBALNETFINANCIAL.COM, INC ..................           194
      239,279     * GLOBESPAN, INC ...............................         6,580
      112,200     * GLOBIX CORP ..................................           309
       63,900    e* GOAMERICA, INC ...............................           343
       22,691     * GOLDEN TELECOM, INC ..........................           116
      144,046    e* GOTO.COM, INC ................................         1,053
        1,262     * GRADCO SYSTEMS, INC ..........................             1
       81,816     * GREAT PLAINS SOFTWARE, INC ...................         3,850
       15,527     * GRIC COMMUNICATIONS, INC .....................            33
      138,962     * GRIFFON CORP .................................         1,094
    1,304,500     * GSI LUMONICS, INC ............................        10,509
      347,632     * HARMONIC, INC ................................         1,977
      363,149       HARRIS CORP ..................................        11,121
      167,900       HELIX TECHNOLOGY CORP ........................         3,975
   11,215,803       HEWLETT-PACKARD CO ...........................       353,999
       42,600     * HI/FN, INC ...................................         1,172
       31,463       HICKORY TECH CORP ............................           645
      185,100     * HIGH SPEED ACCESS CORP .......................           197
      124,000       HIROSE ELECTRIC CO LTD .......................        11,944
      167,680     * HNC SOFTWARE, INC ............................         4,978
      313,800     * HOMESTORE.COM, INC ...........................         6,315
      339,800       HON INDUSTRIES, INC ..........................         8,665
      130,000     * HOSIDEN CORP .................................         4,895
      207,500       HOYA CORP ....................................        15,263
      148,970     * HUTCHINSON TECHNOLOGY, INC ...................         2,048
       74,300     * HYPERCOM CORP ................................           232
      201,400     * HYPERION SOLUTIONS CORP ......................         3,109
    1,235,106     * I2 TECHNOLOGIES, INC .........................        67,159
       60,500     * IBASIS, INC ..................................           250
       63,500     * IBEAM BROADCASTING CORP ......................            67
        6,782     * I-DATA INTERNATIONAL A/S .....................           435
      161,000     * IDENTIX, INC .................................         1,264
      199,785     * IGATE CAPITAL CORP ...........................           574
       54,000     * II-VI, INC ...................................           820
      889,700       IKON OFFICE SOLUTIONS, INC ...................         2,224
      128,032     * ILLUMINET HOLDINGS, INC ......................         2,937
      205,082     * IMATION CORP .................................         3,179
       74,700     * IMMERSION CORP ...............................           561
       71,900     * IMPSAT FIBER NETWORKS, INC ...................           315
      182,550     * IMRGLOBAL CORP ...............................           981
      238,841    b* INACOM CORP ..................................             0
       73,600     * INDUS INTERNATIONAL, INC .....................           156
       47,800     * INET TECHNOLOGIES, INC .......................         1,936
      193,735     * INFOCUS CORP .................................         2,858
       37,420     * INFOGRAMES, INC ..............................           208
      302,100     * INFONET SERVICES CORP (CLASS B) ..............         1,511
      307,200     * INFORMATICA CORP .............................        12,154
      125,700     * INFORMATION ARCHITECTS CORP ..................           228
    1,424,109     * INFORMIX CORP ................................         4,228
       14,100    e* INFORTE CORP .................................           194
    1,218,281     * INFOSPACE.COM, INC ...........................        10,774
      406,050     * INGRAM MICRO, INC (CLASS A) ..................         4,568
      477,646     * INKTOMI CORP .................................         8,538
      274,460     * INPRISE CORP .................................         1,518
       77,200     * INTEGRATED CIRCUIT SYSTEMS, INC ..............         1,279
      580,934     * INTEGRATED DEVICE TECHNOLOGY, INC ............        19,243
   50,730,610       INTEL CORP ...................................     1,525,089
      220,764     * INTELIDATA TECHNOLOGIES CORP .................           573
       84,200     * INTERACT COMMERCE CORP .......................           705
       26,800     * INTERACTIVE INTELLIGENCE, INC ................           647
       47,036     * INTERCEPT GROUP, INC .........................         1,255
      319,251     * INTERDIGITAL COMMUNICATIONS CORP .............         1,726
      239,465     * INTERGRAPH CORP ..............................         1,437
      280,800    e* INTERLIANT, INC ..............................           895
       61,500     * INTERLINK ELECTRONICS, INC ...................           780
       48,284     * INTERLOGIX, INC ..............................           911
      416,952     * INTERNAP NETWORK SERVICES CORP ...............         3,023

38  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  TECHNOLOGY--(Continued)
   13,585,680       INTERNATIONAL BUSINESS MACHINES CORP .........  $  1,154,783
      164,400     * INTERNATIONAL FIBERCOM, INC ..................           812
      398,500     * INTERNATIONAL RECTIFIER CORP .................        11,955
    1,006,156    e* INTERNET CAPITAL GROUP, INC ..................         3,301
      338,200    e* INTERNET INITIATIVE JAPAN, INC (SPON ADR) ....         3,097
      284,100    e* INTERNET PICTURES CORP .......................           275
      164,600     * INTERNET SECURITY SYSTEMS, INC ...............        12,911
       67,722     * INTERNET.COM CORP ............................           402
       10,194    e* INTERSHOP COMMUNICATIONS AG ..................           321
      137,400     * INTERSIL HOLDINGS CORP .......................         3,152
      366,300     * INTERTRUST TECHNOLOGIES CORP .................         1,236
      188,175     * INTERVOICE-BRITE, INC ........................         1,364
      114,100     * INTERWORLD CORP ..............................            57
      200,575     * INTERWOVEN, INC ..............................        13,225
      114,000    e* INTRAWARE, INC ...............................           167
       88,600     * INTRUSION.COM, INC ...........................           421
    1,009,880     * INTUIT, INC ..................................        39,827
    1,646,551     * IOMEGA CORP ..................................         5,549
       19,830     * IONA TECHNOLOGIES PLC ........................         1,434
      213,381       IRON MOUNTAIN, INC ...........................         7,922
       37,500     * ITXC CORP ....................................           260
      124,095    e* IVILLAGE, INC ................................           132
      250,800     * IXL ENTERPRISES, INC .........................           251
       29,463     * IXYS CORP ....................................           431
      371,600     * J.D. EDWARDS & CO ............................         6,619
           33     * J2 GLOBAL COMMUNICATIONS, INC ................             0
      615,768     * JABIL CIRCUIT, INC ...........................        15,625
      172,700       JACK HENRY & ASSOCIATES, INC .................        10,729
          500     * JAPAN SATELLITE CORP .........................         2,982
      126,850     * JDA SOFTWARE GROUP, INC ......................         1,657
      217,500     * JDS UNIPHASE CORP (CANADA) ...................         9,630
    5,966,999     * JDS UNIPHASE CORP ............................       248,749
       36,856     * JNI CORP .....................................           836
    5,268,880     * JOHNSON ELECTRIC HOLDINGS LTD ................         8,106
          100     * JPM CO .......................................             0
       96,100     * JTS CORP .....................................             0
    1,559,420     * JUNIPER NETWORKS, INC ........................       196,584
      115,267    e* JUNO ONLINE SERVICES, INC ....................            76
      117,096    e* JUPITER MEDIA METRIX, INC ....................         1,090
      435,487     * KANA COMMUNICATIONS, INC .....................         5,008
      330,755     * KEANE, INC ...................................         3,225
       42,790       KEITHLEY INSTRUMENTS, INC ....................         1,843
      579,806     * KEMET CORP ...................................         8,770
      186,800     * KENT ELECTRONICS CORP ........................         3,082
       56,730       KEYENCE CORP .................................        13,909
       98,500     * KEYNOTE SYSTEMS, INC .........................         1,397
      146,795     * KFORCE.COM, INC ..............................           450
    1,158,951     * KLA-TENCOR CORP ..............................        39,042
      219,000       KOKUYO CO LTD ................................         3,256
          872     * KOMAG, INC ...................................             1
      121,000       KONICA CORP ..................................           991
      399,168     * KOPIN CORP ...................................         4,416
       79,600     * KRONOS, INC ..................................         2,463
      191,701     * KULICKE & SOFFA INDUSTRIES, INC ..............         2,157
      402,500       KYOCERA CORP .................................        43,951
      141,000     e KYOWA EXEO CORP ..............................         1,456
      769,992     * LAM RESEARCH CORP ............................        11,165
       88,000     * LANTE CORP ...................................           138
      533,100     * LATTICE SEMICONDUCTOR CORP ...................         9,796
       59,790     * LCC INTERNATIONAL, INC (CLASS A) .............           650
           34     * LEAPNET, INC .................................             0
          200     * LEARN2.COM, INC ..............................             0
       47,800     * LEARNING TECHNOLOGY PLC ......................            62
       62,200     * LEARNING TREE INTERNATIONAL, INC .............         3,079
      453,220     * LEGATO SYSTEMS, INC ..........................         3,371
       34,100     * LEVEL 8 SYSTEMS, INC .........................           208
    1,826,566     * LEXMARK INTERNATIONAL, INC ...................        80,940
      271,470     * LIBERATE TECHNOLOGIES ........................         3,699
       98,875     * LIGHTBRIDGE, INC .............................         1,298
       86,900     * LIGHTPATH TECHNOLOGIES, INC ..................         1,206
       35,100     * LIGHTSPAN, INC ...............................            50
    4,424,767       LINEAR TECHNOLOGY CORP .......................       204,645
       23,400     * LIVEPERSON, INC ..............................            25
    2,906,992       LOGICA PLC ...................................        75,993
      117,372       LONDON BRIDGE SOFTWARE HOLDINGS PLC ..........           579
      243,500     * LOOKSMART LTD ................................           594
       22,400     * LOUDEYE TECHNOLOGIES, INC ....................            27
    2,885,600     * LSI LOGIC CORP ...............................        49,315
      327,165     * LTX CORP .....................................         4,238
   25,292,318       LUCENT TECHNOLOGIES, INC .....................       341,446
      312,938     * MACROMEDIA, INC ..............................        19,011
      203,625     * MACROVISION CORP .............................        15,071
      247,800    e* MAIL.COM, INC ................................           178
      272,461     * MAIL-WELL, INC ...............................         1,175
       31,200     * MANHATTAN ASSOCIATES, INC ....................         1,330
      276,852     * MANUGISTICS GROUP, INC .......................        15,781
       73,150     * MAPINFO CORP .................................         3,456
      800,077     * MARCHFIRST, INC ..............................         1,200
    9,407,032     * MARCONI PLC ..................................       101,035
       85,900     * MARIMBA, INC .................................           387
      159,725     * MASTEC, INC ..................................         3,195
       32,700     * MATRIXONE, INC ...............................           595
    3,236,934     * MAXIM INTEGRATED PRODUCTS, INC ...............       154,766
      390,825     * MAXTOR CORP ..................................         2,186
       36,300     * MCAFEE.COM CORP ..............................           182
       58,300     * MCK COMMUNICATIONS, INC ......................           492
       59,962     * MCSI, INC ....................................         1,282
       62,300     * MEDIA 100 INC ................................           160
       57,300    e* MEDIALOGIC/MEDSCAPE, INC .....................           133
       70,900    e* MEDIAPLEX, INC ...............................            58
      122,000       MELCO, INC ...................................         2,553
      197,100     * MEMC ELECTRONIC MATERIALS, INC ...............         1,909
      379,000     * MENTOR GRAPHICS CORP .........................        10,399
           30     * MERANT PLC (SPON ADR) ........................             0
      146,800     * MERCATOR SOFTWARE, INC .......................           789
      121,874     * MERCURY COMPUTER SYSTEMS, INC ................         5,660
      467,090     * MERCURY INTERACTIVE CORP .....................        42,155
          691     * MERISEL, INC .................................             0
      217,269     * MERKANTILDATA ASA ............................           845
       11,000     * MESSAGEMEDIA, INC ............................             5
       45,600     * META GROUP, INC ..............................           296
       57,600     * METASOLV, INC ................................           526
       37,026     * METAWAVE COMMUNICATIONS CORP .................           338
      224,650       METHODE ELECTRONICS, INC (CLASS A) ...........         5,153
       97,614    e* METRICOM, INC ................................           982
       11,200     * METRO INFORMATION SERVICES, INC ..............            64
      442,181     * METROCALL, INC ...............................           207
      242,400     * METTLER-TOLEDO INTERNATIONAL, INC ............        13,181
      371,660     * MICREL, INC ..................................        12,520
      157,000    b* MICROAGE, INC ................................             5
      754,618     * MICROCHIP TECHNOLOGY, INC ....................        16,554
      420,100     * MICROMUSE, INC ...............................        25,357
      210,500     * MICRON ELECTRONICS, INC ......................           822
    2,861,168     * MICRON TECHNOLOGY, INC .......................       101,571
       64,600     * MICROSEMI CORP ...............................         1,797
   30,374,368     * MICROSOFT CORP ...............................     1,317,488
      194,926    e* MICROSTRATEGY, INC ...........................         1,852
       70,400    e* MICROVISION, INC .............................         1,232
      351,000     e MINEBEA CO LTD ...............................         3,252
       87,050    e* MIPS TECHNOLOGIES, INC (CLASS A) .............         2,323
      146,417     * MIPS TECHNOLOGIES, INC (CLASS B) .............         3,731
      813,344       MISYS PLC ....................................         8,019
       41,500     * MKS INSTRUMENTS, INC .........................           643

       SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report     o  39

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  TECHNOLOGY--(Continued)
      722,433       MOLEX, INC ...................................  $     25,646
      200,465       MOLEX, INC (CLASS A) .........................         5,099
           14     * MOMENTUM BUSINESS APPLICATIONS, INC ..........             0
      331,600       MORITEX CORP .................................        14,170
   15,582,929       MOTOROLA, INC ................................       315,554
      121,900    e* MP3.COM, INC .................................           438
      272,409    e* MPOWER COMMUNICATIONS CORP ...................         1,396
      345,880     * MRV COMMUNICATIONS, INC ......................         4,626
      190,080     * MTI TECHNOLOGY CORP ..........................           748
       96,200     * MULTEX.COM, INC ..............................         1,275
      468,275       MURATA MANUFACTURING CO LTD ..................        54,947
       27,300     * NANOMETRICS, INC .............................           377
      208,955       NATIONAL DATA CORP ...........................         7,653
       97,600     * NATIONAL INFORMATION CONSORTIUM, INC .........           149
       85,290     * NATIONAL PROCESSING, INC .....................         1,450
    1,209,785     * NATIONAL SEMICONDUCTOR CORP ..................        24,347
      762,000       NATSTEEL ELECTRONICS LTD .....................         3,450
      228,236     * NATURAL MICROSYSTEMS CORP ....................         2,254
        1,550     * NAVIGANT INTERNATIONAL, INC ..................            13
       33,552    e* NAVISIONDAMGAARD A/S .........................           599
       67,200     * NAVISITE, INC ................................           158
      514,600     * NCR CORP .....................................        25,280
        4,860     * NEOMAGIC CORP ................................            14
       38,300     * NEON SYSTEMS, INC ............................           239
      116,098       NERA ASA .....................................           507
          440       NET ONE SYSTEMS CO LTD .......................        10,981
       77,200     * NET PERCEPTIONS, INC .........................           162
       24,600     * NET.GENESIS CORP .............................            80
       62,243     * NET2PHONE, INC ...............................           459
       20,300     * NETCREATIONS, INC ............................           139
      153,950     * NETEGRITY, INC ...............................         8,371
        3,200     * NETGURU.COM, INC .............................            13
      154,300     * NETIQ CORP ...................................        13,482
      290,830     * NETMANAGE, INC ...............................           273
       53,900     * NETOBJECTS, INC ..............................            25
       83,350     * NETOPIA, INC .................................           359
       37,300     * NETPLIANCE, INC ..............................            20
      184,120     * NETRO CORP ...................................         1,277
       85,600     * NETSCOUT SYSTEMS, INC ........................           856
       36,400    e* NETSILICON, INC ..............................           135
       21,400    e* NETSOL INTERNATIONAL, INC ....................           150
       35,200     * NETSOLVE, INC ................................           268
       77,776     * NETWORK ACCESS SOLUTIONS CORP ................            49
    2,000,930     * NETWORK APPLIANCE, INC .......................       128,435
      870,480     * NETWORK ASSOCIATES, INC ......................         3,645
      122,790     * NETWORK EQUIPMENT TECHNOLOGIES, INC ..........           790
       81,500     * NETWORK PERIPHERALS, INC .....................           525
      221,600     * NETZERO, INC .................................           194
       95,400     * NEW ERA OF NETWORKS, INC .....................           560
       48,343    e* NEW FOCUS, INC ...............................         1,680
      167,598       NEWPORT CORP .................................        13,175
      119,638    e* NEXT LEVEL COMMUNICATIONS, INC ...............         1,361
      208,766     * NEXTEL PARTNERS, INC (CLASS A) ...............         3,510
      669,644     e NGK SPARK PLUG CO LTD ........................         9,793
       55,800    e* NHANCEMENT TECHNOLOGIES, INC .................           276
      503,000     * NICHICON CORP ................................         6,959
       34,200     e NIDEC CORP ...................................         1,617
          600       NIHON DEMPA KOGYO CO LTD .....................            19
      479,007     * NIIT LTD .....................................        16,347
      615,000       NIKON CORP ...................................         6,581
       50,900    e* NIKU CORP ....................................           372
      178,000     e NIPPON COMSYS CORP ...........................         3,195
      189,100       NITTO DENKO CORP .............................         5,133
   13,797,953       NOKIA OYJ ....................................       615,358
    1,000,000       NOKIA CORP (SPON ADR) ........................        43,500
    6,708,672       NORTEL NETWORKS CORP .........................       215,508
       79,539       NORTEL NETWORKS CORP (U.S.) ..................         2,550
       19,768       NORTH PITTSBURGH SYSTEMS, INC ................           217
      280,800     * NOVA CORP (GEORGIA) ..........................         5,598
       71,600     * NOVADIGM, INC ................................           452
    1,687,329     * NOVELL, INC ..................................         8,806
      833,891     * NOVELLUS SYSTEMS, INC ........................        29,968
       79,800       NTELOS, INC ..................................         1,406
          300       NTT DATA COMMUNICATIONS SYSTEM CORP ..........         1,997
       48,200    e* NUANCE COMMUNICATIONS, INC ...................         2,079
        6,665     * NUCENTRIX BROADBAND NETWORKS, INC ............            75
       34,700     * NUMERICAL TECHNOLOGIES, INC ..................           627
      268,118    e* NVIDIA CORP ..................................         8,785
      200,300     * NX NETWORKS, INC .............................           125
      113,500     * NYFIX, INC ...................................         2,745
      122,400     * OBJECTIVE SYSTEMS INTEGRATORS, INC ...........         2,157
    1,717,000       OLYMPUS OPTICAL CO LTD .......................        29,694
    5,218,000       OMNI INDUSTRIES LTD ..........................         7,674
      177,000       OMRON CORP ...................................         3,681
      927,296     * ON SEMICONDUCTOR CORP ........................         4,868
      123,500     * ONYX SOFTWARE CORP ...........................         1,359
      212,700     * OPEN MARKET, INC .............................           233
      263,435     * OPEN TELECOMMUNICATIONS LTD ..................           165
      512,000     * OPEN TEXT CORP ...............................        10,993
           91     * OPENTV CORP ..................................             1
      404,690     * OPENWAVE SYSTEMS, INC ........................        19,400
       20,942    e* OPTICAL CABLE CORP ...........................           190
       10,976     * OPTICOM ASA ..................................           697
       43,380     * OPUS360 CORP .................................            14
   35,687,555     * ORACLE CORP ..................................     1,037,170
       59,973     * OSICOM TECHNOLOGIES, INC .....................           963
       31,700     * OTG SOFTWARE, INC ............................           512
       89,374     * PACKETEER, INC ...............................         1,106
      104,580     * PAC-WEST TELECOMM, INC .......................           359
    3,424,449     * PALM, INC ....................................        96,955
       96,920     * PARADYNE NETWORKS, INC .......................           176
    1,573,721     * PARAMETRIC TECHNOLOGY CORP ...................        21,147
       95,200       PARK ELECTROCHEMICAL CORP ....................         2,921
      235,825     * PAXAR CORP ...................................         2,402
      187,752     * PAXSON COMMUNICATIONS CORP ...................         2,241
    2,103,183       PAYCHEX, INC .................................       102,267
      450,615     * P-COM, INC ...................................         1,380
       76,611     * PC-TEL, INC ..................................           824
        4,600     * PEC SOLUTIONS, INC ...........................            37
      137,150     * PEGASUS SOLUTIONS, INC .......................           951
       38,300     * PEGASYSTEMS, INC .............................            89
    1,222,315     * PEOPLESOFT, INC ..............................        45,455
      823,165     * PEREGRINE SYSTEMS, INC .......................        16,258
      126,900     * PERICOM SEMICONDUCTOR CORP ...................         2,348
       11,000     * PERITUS SOFTWARE SERVICES, INC ...............             1
      316,000     * PEROT SYSTEMS CORP (CLASS A) .................         2,903
       63,300     * PERSISTENCE SOFTWARE, INC ....................           281
       21,667       PHOENIX MECANO AG ............................        14,373
      141,500     * PHOENIX TECHNOLOGIES LTD .....................         1,908
      167,825     * PHOTRONICS, INC ..............................         3,933
      111,200    b* PHYSICIAN COMPUTER NETWORK, INC ..............             0
            1     * PICTURETEL CORP ..............................             0
       95,400       PIONEER-STANDARD ELECTRONICS, INC ............         1,049
       35,200     * PIXELWORKS, INC ..............................           788
      259,625     * PLANTRONICS, INC .............................        12,202
      214,118     * PLEXUS CORP ..................................         6,507
       92,300     * PLX TECHNOLOGY, INC ..........................           767
      972,950     * PMC-SIERRA, INC ..............................        76,498
      311,026     * POLYCOM, INC .................................        10,011
      666,674     * PORTAL SOFTWARE, INC .........................         5,229
      165,400     * POWER INTEGRATIONS, INC ......................         1,902
      173,800     * POWERTEL, INC ................................        10,765
      264,935     * POWERWAVE TECHNOLOGIES, INC ..................        15,499

40  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  TECHNOLOGY--(Continued)
       24,200     * PREDICTIVE SYSTEMS, INC ......................  $        173
       11,000     * PREVIEW SYSTEMS, INC .........................            34
      102,950     * PRI AUTOMATION, INC ..........................         1,930
       71,900     * PRIMUS KNOWLEDGE SOLUTIONS, INC ..............           467
       88,900     * PROBUSINESS SERVICES, INC ....................         2,361
       29,900    e* PROCOM TECHNOLOGY, INC .......................           388
      109,055     * PRODIGY COMMUNICATIONS CORP (CLASS A) ........           164
      245,950     * PROFIT RECOVERY GROUP INTERNATIONAL, INC .....         1,568
      195,900     * PROGRESS SOFTWARE CORP .......................         2,828
       77,000     * PROJECT SOFTWARE & DEVELOPMENT, INC ..........           827
      178,200     * PROXICOM, INC ................................           735
      136,499     * PROXIM, INC ..................................         5,869
      555,048       PSION PLC ....................................         2,375
           16     * PTEK HOLDINGS, INC ...........................             0
      205,692     * PUMA TECHNOLOGY, INC .........................           855
      128,300    e* PURCHASEPRO.COM, INC .........................         2,245
      538,051     * QLOGIC CORP ..................................        41,430
      606,000     * QPL INTERNATIONAL HOLDINGS LTD ...............           348
       76,200     * QRS CORP .....................................           976
    4,757,899     * QUALCOMM, INC ................................       391,040
      885,700     * QUANTUM CORP-DLT & STORAGE SYSTEMS GROUP .....        11,791
      505,450     * QUANTUM CORP-HARD DISK DRIVE GROUP ...........         4,044
      113,100     * QUEST SOFTWARE, INC ..........................         3,174
      135,000     * QUICKLOGIC CORP ..............................           937
      106,100     * QUINTUS CORP .................................           315
      130,700    e* QUOKKA SPORTS, INC ...........................            74
       97,233     * RADIANT SYSTEMS, INC .........................         1,993
       81,900     * RADISYS CORP .................................         2,119
      125,100     * RAINBOW TECHNOLOGIES, INC ....................         1,978
      467,673     * RAMBUS, INC ..................................        16,895
       84,900     * RAMP NETWORKS, INC ...........................           486
           60     * RAMTRON INTERNATIONAL CORP ...................             0
      278,410     * RARE MEDIUM GROUP, INC .......................         2,670
    1,091,019     * RATIONAL SOFTWARE CORP .......................        42,482
       79,500     * RAZORFISH, INC (CLASS (A) ....................           129
           50     * READ RITE CORP ...............................             0
      379,459     * REALNETWORKS, INC ............................         3,297
      567,898     * RED HAT, INC .................................         3,549
      788,047     * REDBACK NETWORKS, INC ........................        32,310
      104,500     * REDIFF.COM INDIA LTD ADR .....................           261
       29,500     * REGISTER.COM, INC ............................           207
      156,100     * REMEDY CORP ..................................         2,585
           18     * RENAISSANCE WORLDWIDE, INC ...................             0
       59,500     * RESEARCH FRONTIERS, INC ......................         1,041
      266,886     * RETEK, INC ...................................         6,505
      436,900       REYNOLDS & REYNOLDS CO (CLASS A) .............         8,847
      710,260     * RF MICRO DEVICES, INC ........................        19,488
      206,600     * ROBOTIC VISION SYSTEMS, INC ..................           568
       99,500     * ROGERS CORP ..................................         4,086
      434,634       ROHM CO ......................................        82,588
      222,000     * RSA SECURITY, INC ............................        11,738
       30,700     * RUDOLPH TECHNOLOGIES, INC ....................           927
       57,164     * RURAL CELLULAR CORP (CLASS A) ................         1,693
      363,758     * S1 CORP ......................................         1,910
       23,000    e* SABA SOFTWARE, INC ...........................           362
      661,800     * SAFEGUARD SCIENTIFICS, INC ...................         4,384
      171,000     * SAGA SYSTEMS, INC ............................         1,956
    1,682,667       SAGE GROUP PLC ...............................         7,710
       45,485     e SAGEM S.A.(NEW) .............................         6,081
       92,100     * SAGENT TECHNOLOGY, INC .......................           127
       78,400     * SANCHEZ COMPUTER ASSOCIATES, INC .............           647
      324,500     * SANDISK CORP .................................         9,005
    1,220,926     * SANMINA CORP .................................        93,553
      238,160       SAP AG .......................................        27,683
      465,774     * SAPIENT CORP .................................         5,560
       45,711     * SATCON TECHNOLOGY CO .........................           451
    5,000,000     * SATYAM COMPUTER SERVICES LTD .................        34,571
       95,146     * SAVVIS COMMUNICATIONS CORP ...................            83
      159,675     * SAWTEK, INC ..................................         7,375
       67,900     * SBS TECHNOLOGIES, INC ........................         2,033
      846,450     * SCI SYSTEMS, INC .............................        22,325
      165,120    e* SCIENT CORP ..................................           537
       19,300     * SCIENTIFIC LEARNING CORP .....................            81
      923,500       SCIENTIFIC-ATLANTA, INC ......................        30,071
       78,073    e* SCM MICROSYSTEMS, INC ........................         2,576
      554,064     * SDL, INC .....................................        82,105
       95,263     * SEACHANGE INTERNATIONAL, INC .................         1,935
      150,000     * SECURE COMPUTING CORP ........................         1,481
       24,300     * SEEBEYOND TECHNOLOGY CORP ....................           249
       25,200     * SELECTICA, INC ...............................           610
      811,384       SEMA PLC .....................................         3,573
          100       SEMA PLC ADR .................................             1
       91,600     * SEMITOOL, INC ................................           887
      463,720     * SEMTECH CORP .................................        10,231
      421,550     * SENSORMATIC ELECTRONICS CORP .................         8,457
       13,600     * SEQUOIA SOFTWARE CORP ........................            26
       91,150     * SERENA SOFTWARE, INC .........................         3,120
    2,154,018     * SIEBEL SYSTEMS, INC ..........................       145,665
    1,190,804     * SILICON GRAPHICS, INC ........................         4,763
      187,700     * SILICON IMAGE, INC ...........................         1,021
       21,100    e* SILICON LABORATORIES, INC ....................           303
      434,804    e* SILICON STORAGE TECHNOLOGY, INC ..............         5,136
      201,700     * SILICON VALLEY GROUP, INC ....................         5,799
       35,400     * SILICONIX, INC ...............................           797
      453,328       SILICONWARE PRECISION INDUSTRIES ADR .........         1,133
       70,100     * SILVERSTREAM SOFTWARE, INC ...................         1,446
      168,000       SINGAPORE COMPUTER SYSTEMS LTD ...............           218
      139,700     * SIPEX CORP ...................................         3,344
      276,588     * SITEL CORP ...................................           795
       40,765     * SMARTDISK CORP ...............................           158
       20,834     * SMARTFORCE PLC ADR ...........................           783
       23,700     * SMARTSERV ONLINE, INC ........................           168
      167,100     * SOFTNET SYSTEMS, INC .........................           303
    7,226,294     * SOLECTRON CORP ...............................       244,971
      171,011     * SOMERA COMMUNICATIONS, INC ...................         1,486
       62,100     * SONIC FOUNDRY, INC ...........................            82
      539,140     * SONICBLUE, INC ...............................         2,224
      130,600     * SONICWALL, INC ...............................         2,122
      583,947     * SONUS NETWORKS, INC ..........................        14,745
       68,339     * SPECTRALINK CORP .............................           987
       20,700     * SPECTRA-PHYSICS LASERS, INC ..................           523
      171,661     * SPEEDFAM-IPEC, INC ...........................         1,041
       45,500     * SPSS, INC ....................................         1,004
      247,900     * SR TELECOM, INC ..............................           520
    3,023,601     e ST MICROELECTRONICS NV .......................       132,007
       48,500     * STANDARD MICROSYSTEM, INC ....................           982
       24,223    e* STANFORD MICRODEVICES, INC ...................           872
      277,545     * STARBASE CORP ................................           650
      216,400     * STARMEDIA NETWORK, INC .......................           409
       46,423     * STONESOFT OYJ ................................           670
      520,446     * STORAGE TECHNOLOGY CORP ......................         4,684
      206,600     * STRUCTURAL DYNAMICS RESEARCH CORP ............         2,066
    3,673,500     e SUMITOMO ELECTRIC INDUSTRIES CO ..............        60,282
   24,299,508     * SUN MICROSYSTEMS, INC ........................       677,349
      721,122     * SUNGARD DATA SYSTEMS, INC ....................        33,983
      117,545       SUPERIOR TELECOM, INC ........................           228
       47,200     * SUPERTEX, INC ................................           933
      125,900     * SVI HOLDINGS, INC ............................           126
       31,300     * SWITCHBOARD, INC .............................            93
      527,255     * SYBASE, INC ..................................        10,446
      562,048     * SYCAMORE NETWORKS, INC .......................        20,936
      139,500     * SYKES ENTERPRISES, INC .......................           619
      475,877     * SYMANTEC CORP ................................        15,882

       SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report     o  41

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  TECHNOLOGY--(Continued)
      910,200       SYMBOL TECHNOLOGIES, INC .....................  $     32,767
      139,750     * SYMMETRICOM, INC .............................         1,363
      317,591     * SYNOPSYS, INC ................................        15,066
      100,650     * SYNTEL, INC ..................................           579
           16    b* SYSTEM SOFTWARE ASSOCIATES, INC ..............             0
      194,132     * SYSTEMS & COMPUTER TECHNOLOGY CORP ...........         2,390
    1,805,000     * TAIWAN SEMICONDUCTOR .........................         4,338
      103,060       TAIYO YUDEN CO LTD ...........................         3,447
      156,600     * TAKE-TWO INTERACTIVE SOFTWARE, INC ...........         1,801
       72,800     * TANNING TECHNOLOGY, INC ......................           268
      340,825     * TECH DATA CORP ...............................         9,218
      166,376       TECHNITROL, INC ..............................         6,842
      259,300     * TECHNOLOGY SOLUTIONS CO ......................           551
      235,913     * TEKELEC ......................................         7,077
      559,400       TEKTRONIX, INC ...............................        18,845
       13,392     * TELAXIS COMMUNICATIONS CORP ..................            24
       99,900     * TELCOM SEMICONDUCTOR, INC ....................         1,136
      191,307     * TELECORP PCS, INC (CLASS A) ..................         4,280
    3,136,318     * TELLABS, INC .................................       177,202
       62,478     * TELOCITY, INC ................................           125
       79,600     * TENFOLD CORP .................................           119
    1,090,913     * TERADYNE, INC ................................        40,637
      200,369    e* TERAYON COMMUNICATION SYSTEMS, INC ...........           814
   10,500,404       TEXAS INSTRUMENTS, INC .......................       497,457
      838,800     * THE DESCARTES SYSTEMS GROUP, INC .............        19,825
           28     * THEGLOBE.COM, INC ............................             0
       70,600     * THERMA-WAVE, INC .............................           988
      238,782    e* THOMSON MULTIMEDIA ...........................        11,174
       88,100     * THREE-FIVE SYSTEMS, INC ......................         1,586
      748,135     * TIBCO SOFTWARE, INC ..........................        35,864
       74,579       TIETOENATOR CORP .............................         2,122
      278,692     * TITAN CORP ...................................         4,529
       85,807    e* TIVO, INC ....................................           461
       81,008     * TOLLGRADE COMMUNICATIONS, INC ................         2,957
      985,000       TOPPAN PRINTING CO LTD .......................         8,582
      117,799       TOTAL SYSTEM SERVICES, INC ...................         2,636
      194,500     * TRANSACTION SYSTEMS ARCHITECTS, INC (CLASS A)          2,249
       23,500    e* TRANSCRYPT INTERNATIONAL, INC ................             6
      502,000     * TRANSWITCH CORP ..............................        19,641
      350,000     * TREND MICRO, INC .............................        25,346
      102,300     * TRICORD SYSTEMS, INC .........................           850
          400       TRIGYN TECHNOLOGIES LTD ......................             2
      134,949     * TRIMBLE NAVIGATION LTD .......................         3,239
      385,788     * TRIQUINT SEMICONDUCTOR, INC ..................        16,854
       99,300     * TRIZETTO GROUP, INC ..........................         1,657
       51,600     * TUMBLEWEED COMMUNICATIONS CORP ...............           883
       76,300    e* TURNSTONE SYSTEMS, INC .......................           567
       75,000     * TUT SYSTEMS, INC .............................           619
      128,689     * U.S. OFFICE PRODUCTS CO ......................             6
      280,900     * UCAR INTERNATIONAL, INC ......................         2,739
       25,100     * ULTICOM, INC .................................           855
       41,000     * ULTIMATE ELECTRONICS, INC ....................           899
      131,756     * ULTRATECH STEPPER, INC .......................         3,409
        5,631     * UNAXIS HOLDING AG ............................         1,268
       27,300     * UNIFY CORP ...................................             8
       29,300     * UNIGRAPHICS SOLUTIONS, INC ...................           478
    1,762,100     * UNISYS CORP ..................................        25,771
       67,700     * UNIVERSAL ACCESS, INC ........................           542
       77,000     * UNIVERSAL DISPLAY CORP .......................           553
       14,100    e* UPROAR, INC ..................................            14
       80,445     * US INTERACTIVE, INC ..........................            23
       68,900     * US WIRELESS CORP .............................           301
      140,525    e* USINTERNETWORKING, INC .......................           703
       59,900     * UTSTARCOM, INC ...............................           928
       71,640    e* VA LINUX SYSTEMS, INC ........................           582
        8,900     * VALUECLICK, INC ..............................            44
      187,378     * VARIAN SEMICONDUCTOR EQUIPMENT
                    ASSOCIATES, INC ..............................         4,450
      342,000       VARITRONIX INTERNATIONAL LTD .................           311
       36,200     * VASCO DATA SECURITY INTERNATIONAL, INC .......           195
      154,072     * VEECO INSTRUMENTS, INC .......................         6,182
    2,824,000       VENTURE MANUFACTURING LTD (SINGAPORE) ........        18,892
    1,208,290     * VERISIGN, INC ................................        89,640
    2,435,492     * VERITAS SOFTWARE CORP ........................       213,106
      210,100     * VERITY, INC ..................................         5,056
       23,800     * VERSATA, INC .................................           213
      164,400     * VERTEL CORP ..................................           385
       37,700    e* VERTEX INTERACTIVE, INC ......................           236
      462,059     * VERTICALNET, INC .............................         3,076
       65,700     * VIADOR, INC ..................................            86
      107,300    e* VIALINK CO ...................................           302
      209,400     * VIANT CORP ...................................           831
      260,100     * VIASYSTEMS GROUP, INC ........................         2,162
       41,800     * VICINITY CORP ................................           124
      123,400     * VICOR CORP ...................................         3,748
      133,400     * VIEWPOINT CORP ...............................           725
    1,153,266     * VIGNETTE CORP ................................        20,759
      391,487     * VISHAY INTERTECHNOLOGY, INC ..................         5,921
      186,100     * VISUAL NETWORKS, INC .........................           605
    1,084,660     * VITESSE SEMICONDUCTOR CORP ...................        59,995
      418,600     * VITRIA TECHNOLOGY, INC .......................         3,244
       22,200     * VOLT INFORMATION SCIENCES, INC ...............           461
           56     * VTEL CORP ....................................             0
       43,600     * VYYO, INC ....................................           267
      231,300       WALLACE COMPUTER SERVICES, INC ...............         3,932
      261,866     * WALT DISNEY INTERNET GROUP ...................         1,129
       61,337     * WATCHGUARD TECHNOLOGIES, INC .................         1,940
      270,100     * WAVE SYSTEMS CORP (CLASS A) ..................         1,215
      298,213     * WAVECOM S.A ..................................        20,999
       75,923    e* WEBMETHODS, INC ..............................         6,752
       24,400     * WEBSENSE, INC ................................           354
       81,800     * WEBTRENDS CORP ...............................         2,367
    1,187,634     * WEBVAN GROUP, INC ............................           557
      141,800     * WESCO INTERNATIONAL, INC .....................         1,028
      232,574     * WESTELL TECHNOLOGIES, INC (CLASS A) ..........           712
    1,191,800    e* WESTERN DIGITAL CORP .........................         2,905
       86,500     * WHITE ELECTRONIC DESIGNS CORP ................           560
      355,360     * WIND RIVER SYSTEMS, INC ......................        12,127
       67,650    e* WIRELESS FACILITIES, INC .....................         2,452
      332,073       WM-DATA AB SERIES B ..........................         1,594
       55,200    e* WOMEN.COM NETWORKS ...........................            12
      184,100       WOODHEAD INDUSTRIES, INC .....................         3,613
        2,067     * WORKFLOW MANAGEMENT, INC .....................            14
    3,444,676     * XILINX, INC ..................................       158,886
      157,500     * XIRCOM, INC ..................................         2,441
       44,700     * XPEDIOR, INC .................................            13
      188,962    e* XYBERNAUT CORP ...............................           319
    1,423,872     * YAHOO, INC ...................................        42,805
      490,984       YAMAHA CORP ..................................         4,815
           14     * ZAP.COM CORP .................................             0
      147,500     * ZEBRA TECHNOLOGIES CORP (CLASS A) ............         6,018
        1,440    f* ZEBRA TECHNOLOGIES CORP (CLASS B) ............            59
           99     * ZENGINE, INC .................................             1
      282,100     * ZI CORP ......................................         2,207
       97,455    e* ZIXIT CORP ...................................           853
       97,000    e* ZORAN CORP ...................................         1,504
       37,312    e* Z-TEL TECHNOLOGIES, INC ......................           194
       76,400     * ZYGO CORP ....................................         2,161
                                                                    ------------
                    TOTAL TECHNOLOGY .............................    23,399,735
                                                                    ------------
  TRANSPORTATION--1.13%
      312,646     * AIR CANADA, INC ..............................         2,852
      275,600       AIRBORNE, INC ................................         2,687
      343,100     * AIRTRAN HOLDINGS, INC ........................         2,487

42  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  TRANSPORTATION--(Continued)
      141,729     * ALASKA AIR GROUP, INC ........................  $      4,216
    1,398,953    e* ALITALIA S.P.A ...............................         2,515
          750    e* ALL NIPPON AIRWAYS CO LTD ....................             3
      191,880     * AMERICA WEST HOLDINGS CORP (CLASS B) .........         2,458
        4,095     * AMERICAN FREIGHTWAYS CORP ....................           114
    2,400,563     * AMR CORP .....................................        94,072
       11,000     * ARKANSAS BEST CORP ...........................           201
      224,200       ARNOLD INDUSTRIES, INC .......................         4,036
      103,700     * ATLANTIC COAST AIRLINES HOLDINGS, INC ........         4,239
      102,200     * ATLAS AIR, INC ...............................         3,334
       30,250       AUSTRIAN AIRLINES/OEST LUFTV AG ..............           349
      187,786     * BALLARD POWER SYSTEMS, INC ...................        11,815
           98     * BE AEROSPACE, INC ............................             2
       39,705     e BERGESEN AS SERIES A .........................           621
      102,157       BERGESEN D.Y. AS (CLASS B) ...................         1,471
      628,048       BRAMBLES INDUSTRIES LTD ......................        14,658
      844,067       BRITISH AIRWAYS PLC ..........................         4,924
    2,570,069       BURLINGTON NORTHERN SANTA FE CORP ............        72,765
      499,800       C.H. ROBINSON WORLDWIDE, INC .................        15,712
      716,957       CANADIAN PACIFIC LTD .........................        20,406
    5,657,800       CATHAY PACIFIC AIRWAYS LTD ...................        10,445
        2,325       CENTRAL JAPAN RAILWAY CO .....................        14,312
        7,783       CMB CIE MARITIME BELGE S.A ...................           585
      282,500       CNF, INC .....................................         9,552
          150     * CONSOLIDATED FREIGHTWAYS CORP ................             1
      267,300     * CONTINENTAL AIRLINES, INC (CLASS B) ..........        13,799
    1,235,072       CSX CORP .....................................        32,035
        1,348       DAMPSKIBSSELSKABET AF 1912 (CLASS B) .........        11,700
        1,156       DAMPSKIBSSELSKABET SVENDBORG (CLASS B) .......        13,523
      728,986       DELTA AIRLINES, INC ..........................        36,586
    1,602,903     e DEUTSCHE LUFTHANSA AG. (REGD) ................        40,619
        6,028       EAST JAPAN RAILWAY CO ........................        35,366
      169,600     * EGL, INC .....................................         4,060
      308,887       EXEL PLC .....................................         4,383
      295,300       EXPEDITORS INTERNATIONAL OF WASHINGTON, INC ..        15,854
    1,761,762     * FEDEX CORP ...................................        70,400
       17,488       FINNLINES OYJ ................................           296
      179,701       FLORIDA EAST COAST INDUSTRIES, INC (CLASS A) .         6,447
       82,100     * FORWARD AIR CORP .............................         3,063
      121,000     * FRONTIER AIRLINES, INC .......................         3,743
       73,239     * FRONTLINE LTD ................................           988
      429,000     * GROUPE AIR FRANCE ............................        10,070
          750     e HANKYU CORP ..................................             2
      110,107     * HEARTLAND EXPRESS, INC .......................         2,512
      132,950       HUNT (J.B.) TRANSPORT SERVICES, INC ..........         2,235
    2,831,400       JAPAN AIRLINES CO LTD ........................        12,967
      549,000       KAMIGUMI CO LTD ..............................         2,452
      345,055     * KANSAS CITY SOUTHERN INDUSTRIES, INC .........         3,494
      410,025       KAWASAKI KISEN KAISHA LTD ....................           618
      934,000     e KEIHIN ELECTRIC EXPRESS RAILWAY CO LTD .......         3,713
    1,898,203       KINKI NIPPON RAILWAY CO LTD ..................         7,912
       47,100     * KLM (ROYAL DUTCH AIRLINES) NV ................         1,083
       85,000     * KNIGHT TRANSPORTATION, INC ...................         1,636
       65,394     * LANDSTAR SYSTEM, INC .........................         3,625
      116,950     * M.S. CARRIERS, INC ...........................         3,830
           40     * MARINE TRANSPORT CORP ........................             0
      601,092       MAYNE NICKLESS LTD ...........................         1,951
      249,700     * MESA AIR GROUP, INC ..........................         1,748
       73,000     * MESABA HOLDINGS, INC .........................           917
       84,059     * MIDWEST EXPRESS HOLDINGS, INC ................         1,235
      139,000       MITSUBISHI LOGISTICS CORP ....................         1,217
          526       MITSUI OSK LINES LTD .........................             1
        1,000       MITSUI-SOKO CO LTD ...........................             2
          875       NAGOYA RAILROAD CO LTD .......................             2
    2,003,237     * NEPTUNE ORIENT LINES LTD .....................         1,571
    1,376,000       NIPPON EXPRESS CO LTD ........................         8,314
    2,257,800       NIPPON YUSEN KABUSHIKI KAISHA ................         9,332
    2,269,236       NORFOLK SOUTHERN CORP ........................        30,209
      181,200     * NORTHWEST AIRLINES CORP (CLASS A) ............         5,459
       19,100     * OMI CORP (NEW) ...............................           123
      160,360       OVERSEAS SHIPHOLDING GROUP, INC ..............         3,678
    9,605,188       PENINSULAR & ORIENTAL STEAM NAVIGATION CO ....        45,484
    4,361,484     * RAILTRACK GROUP PLC ..........................        60,265
       84,850       ROADWAY EXPRESS, INC .........................         1,798
      313,196     * RYANAIR HOLDINGS PLC .........................         3,382
      578,881     * RYANAIR HOLDINGS PLC (SPON ADR) ..............        32,236
      425,052       RYDER SYSTEM, INC ............................         7,066
      930,343       SABRE HOLDINGS CORP ..........................        40,121
      127,750       SAIRGROUP ....................................        20,379
       44,488     e SAS DANMARK AS ...............................           456
       43,000     e SAS NORGE ASA SERIES B .......................           456
      464,000       SEINO TRANSPORTATION CO LTD ..................         1,954
      126,200       SHURGARD STORAGE CENTERS, INC ................         3,084
       74,000       SINGAPORE AIRLINES LTD .......................           721
    6,251,000       SINGAPORE AIRLINES LTD (LR) ..................        62,005
      254,000       SKYWEST, INC .................................         7,303
    3,026,932       SOUTHWEST AIRLINES CO ........................       101,493
    3,248,330       STAGECOACH HOLDINGS PLC ......................         3,203
      288,875     * SWIFT TRANSPORTATION CO, INC .................         5,723
      853,000       TOBU RAILWAY CO LTD ..........................         2,510
    1,473,000       TOKYU CORP ...................................         7,945
      344,400     * U.S. AIRWAYS GROUP, INC ......................        13,970
      246,867       UAL CORP .....................................         9,612
    1,412,621       UNION PACIFIC CORP ...........................        71,691
      612,300       UNITED PARCEL SERVICE, INC (CLASS B) .........        36,011
      158,700       USFREIGHTWAYS CORP ...........................         4,773
      166,702       WERNER ENTERPRISES, INC ......................         2,834
      285,500     * WISCONSIN CENTRAL TRANSIT CORP ...............         4,300
       71,300     * XTRA CORP ....................................         3,422
    4,588,878       YAMATO TRANSPORT CO LTD ......................        84,384
      166,000     * YELLOW CORP ..................................         3,380
                                                                    ------------
                    TOTAL TRANSPORTATION .........................     1,357,563
                                                                    ------------
  UTILITIES--10.04%
      224,750     * ACTV, INC ....................................           955
      973,300     * ADELPHIA BUSINESS SOLUTIONS, INC .............         4,137
      374,751     * ADELPHIA COMMUNICATIONS CORP (CLASS A) .......        19,347
      159,600     * ADVANCED RADIO TELECOM CORP ..................           165
    1,974,400     * AES CORP .....................................       109,332
      316,700       AGL RESOURCES, INC ...........................         6,987
      269,293     e AGUAS DE BARCELONA S.A .......................         3,289
       62,500     * ALAMOSA PCS HOLDINGS, INC ....................           500
      645,358       ALLEGHENY ENERGY, INC ........................        31,098
      672,682     * ALLEGIANCE TELECOM, INC ......................        14,978
      334,010       ALLETE .......................................         8,288
      464,393       ALLIANT ENERGY CORP ..........................        14,803
    1,812,904       ALLTEL CORP ..................................       113,193
      855,381       AMEREN CORP ..................................        39,615
    4,724,616       AMERICAN ELECTRIC POWER CO, INC ..............       219,695
      903,120     * AMERICAN TOWER CORP (CLASS A) ................        34,206
        2,679     * AQUAS DE BARCELONA S.A. (NEW) ................            34
       62,700     * ARGUSS COMMUNICATIONS, INC ...................           572
   26,387,495       AT & T CORP ..................................       456,834
    2,576,950    e* AT&T WIRELESS GROUP ..........................        44,613
      209,384       ATMOS ENERGY CORP ............................         5,104
       92,100     * AUDIOVOX CORP (CLASS A) ......................           829
      821,013     e AUSTRALIA GAS LIGHT CO .......................         5,805
    1,078,080       AUTROSTRADE S.P.A ............................         7,136
      299,000       AVISTA CORP ..................................         6,130
      295,349       AWG PLC ......................................         2,537
  104,527,040     * AWG PLC REDEEMABLE SHS .......................           133
    1,490,370       BCE, INC .....................................        42,965
   11,361,532       BELLSOUTH CORP ...............................       465,113
      145,169       BLACK HILLS CORP .............................         6,496

       SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report     o  43

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  UTILITIES--(Continued)
      311,754     e BOUYGUES S.A .................................  $     14,123
    5,230,000       BRASIL TELECOM PARTICIPACOES S.A .............            47
      276,669       BRISA-AUTO ESTRADAS DE PORTUGAL S.A ..........         2,468
   11,992,622       BRITISH ENERGY PLC ...........................        46,220
   10,808,696     * BRITISH TELECOMMUNICATIONS PLC ...............        92,355
    1,358,488     * BROADWING, INC ...............................        30,991
    3,897,900     * CABLE & WIRELESS OPTUS LTD ...................         8,058
    9,795,319       CABLE & WIRELESS PLC .........................       132,129
       60,500       CABLE & WIRELESS PLC (SPON ADR) ..............         2,412
      614,150     * CABLEVISION SYSTEMS CORP (CLASS A) ...........        52,164
    1,746,400     * CALPINE CORP .................................        78,697
      324,000     * CARRIER 1 INTERNATIONAL S.A ADR ..............           992
       62,800       CASCADE NATURAL GAS CORP .....................         1,181
      792,110       CENTURYTEL, INC ..............................        28,318
       99,800       CH ENERGY GROUP, INC .........................         4,466
      540,850     * CHARTER COMMUNICATIONS (CLASS A) .............        12,271
    1,018,498       CINERGY CORP .................................        35,775
    1,559,244     * CITIZENS COMMUNICATIONS CO ...................        20,465
      140,964       CLECO CORP ...................................         7,718
    3,557,321       CLP HOLDINGS LTD .............................        17,741
      573,080       CMS ENERGY CORP ..............................        18,159
    2,123,196       COASTAL CORP .................................       187,505
      229,005     * COLT TELECOM GROUP PLC .......................         4,926
      681,300    e* COMCAST CORP (CLASS A) .......................        28,146
    4,613,710     * COMCAST CORP (CLASS A) SPECIAL ...............       192,622
       60,533     * COMMONWEALTH TELEPHONE ENTERPRISES, INC ......         2,119
      515,245       CONECTIV, INC ................................        10,337
    1,235,100       CONSOLIDATED EDISON, INC .....................        47,551
      798,771       CONSTELLATION ENERGY GROUP, INC ..............        35,995
      623,275       CONTACT ENERGY LTD ...........................           731
      733,609     * COX COMMUNICATIONS, INC (CLASS A) ............        34,159
      546,700     * CROWN CASTLE INTERNATIONAL CORP ..............        14,795
       54,200       CT COMMUNICATIONS, INC .......................           762
    3,762,356     e DEUTSCHE TELEKOM AG ..........................       113,392
       71,477     * DIGITAL LIGHTWAVE, INC .......................         2,265
      133,108     * DITECH COMMUNICATIONS CORP ...................         2,138
    1,385,832       DOMINION RESOURCES, INC ......................        92,851
      755,639       DPL, INC .....................................        25,078
      328,363       DQE, INC .....................................        10,754
      166,200     * DSL.NET, INC .................................            88
    2,625,671       DTE ENERGY CO ................................       102,237
    2,557,886       DUKE ENERGY CORP .............................       218,060
    1,442,406       DYNEGY, INC (CLASS A) ........................        80,865
    2,678,286     e E.ON AG ......................................       162,949
      394,200    e* E.SPIRE COMMUNICATIONS, INC ..................           197
      515,392     * EARTHLINK, INC ...............................         2,593
    2,274,752       EDISON INTERNATIONAL CO ......................        35,543
      146,800    e* EFFICIENT NETWORKS, INC ......................         2,092
    2,014,018     * EIRCOM PLC ...................................         5,106
      316,314     * EL PASO ELECTRIC CO ..........................         4,175
    1,266,910       EL PASO ENERGY CORP ..........................        90,742
       60,085       ELECTRABEL NV ................................        13,584
        2,000       ELECTRABEL S.A. (STRIP VVPR) .................             0
       67,000     * ELECTRIC LIGHTWAVE, INC (CLASS A) ............           222
    4,962,207       ELECTRICIDADE DE PORTUGAL S.A ................        16,400
  239,520,360       ELECTROBRAS S.A ..............................         4,428
   63,500,000       EMBRATEL PARTICIPACOES S.A ...................           733
       83,781       EMPIRE DISTRICT ELECTRIC CO ..................         2,204
    2,656,264     e ENDESA S.A ...................................        45,265
    8,995,563     e ENEL S.P.A ...................................        34,966
      215,500       ENERGEN CORP .................................         6,936
    9,394,958     * ENERGIS PLC ..................................        63,154
      673,772       ENERGY EAST CORP .............................        13,265
    4,423,866       ENRON CORP ...................................       367,734
    1,192,445       ENTERGY CORP .................................        50,455
      212,801       EQUITABLE RESOURCES, INC .....................        14,204
    2,224,919       EXELON CORP ..................................       156,212
    2,487,934       FIRSTENERGY CORP .............................        78,525
      979,948       FPL GROUP, INC ...............................        70,311
    1,281,232     e FRANCE TELECOM S.A ...........................       110,611
      228,500     * GENERAL COMMUNICATION, INC (CLASS A) .........         1,600
      883,000    b* GEOTEK COMMUNICATIONS, INC ...................             1
      362,737     * GLENAYRE TECHNOLOGIES, INC ...................         1,281
          134     * GLOBAL CROSSING LTD ..........................             2
    1,221,400     e GLOBAL TELESYSTEMS, INC ......................           992
      651,273       GPU, INC .....................................        23,975
       70,510       HAFSLUND AS SERIES A .........................           352
       46,402       HAFSLUND AS SERIES B .........................           132
      183,193       HAWAIIAN ELECTRIC INDUSTRIES, INC ............         6,812
           25       HONG KONG ELECTRIC CO LTD ....................             0
    2,667,781       IBERDROLA S.A ................................        33,439
      394,825    b* ICG COMMUNICATIONS, INC ......................            51
      234,400       IDACORP, INC .................................        11,500
      144,600     * IDT CORP .....................................         2,946
      145,100     * INSIGHT COMMUNICATIONS CO, INC ...............         3,410
      343,263    e* INTERMEDIA COMMUNICATIONS, INC ...............         2,467
    1,168,923     * INTERNATIONAL POWER PLC ......................         4,383
      130,825       INTER-TEL, INC ...............................         1,006
      455,734       IPALCO ENTERPRISES, INC ......................        11,023
      307,500     * ITC DELTACOM, INC ............................         1,658
    1,091,810       KANSAI ELECTRIC POWER CO, INC ................        18,538
      360,404       KANSAS CITY POWER & LIGHT CO .................         9,889
      847,590       KEYSPAN CORP .................................        35,917
      774,050       KINDER MORGAN, INC ...........................        40,396
    1,280,801     e KPN NV .......................................        14,743
      193,200     * L-3 COMMUNICATIONS HOLDINGS, INC .............        14,876
      119,200       LACLEDE GAS CO ...............................         2,786
       75,100     * LATITUDE COMMUNICATIONS, INC .................           291
      167,594     * LEAP WIRELESS INTERNATIONAL, INC .............         4,190
    2,458,508     * LEVEL 3 COMMUNICATIONS, INC ..................        80,670
       97,800       MADISON GAS & ELECTRIC CO ....................         2,213
      123,000     e M-CELL LTD ...................................           411
    2,601,598     * MCLEODUSA, INC (CLASS A) .....................        36,748
      509,039       MCN ENERGY GROUP, INC ........................        14,094
      265,179       MDU RESOURCES GROUP, INC .....................         8,618
       59,100     * MEDIACOM COMMUNICATIONS CORP .................         1,016
    2,104,592     * METROMEDIA FIBER NETWORK, INC (CLASS A) ......        21,309
      523,812       MONTANA POWER CO .............................        10,869
      699,036       NATIONAL FUEL GAS CO .........................        43,996
    4,208,542     * NATIONAL GRID GROUP PLC ......................        38,255
       51,300     * NEON COMMUNICATIONS, INC .....................           333
       65,600     * NET2000 COMMUNICATIONS, INC ..................           113
      131,522     * NETCOM AB SERIES B ...........................         5,464
      324,200     * NETWORK PLUS CORP ............................           811
      108,900       NEW JERSEY RESOURCES CORP ....................         4,710
    2,890,760     * NEXTEL COMMUNICATIONS, INC (CLASS A) .........        71,546
      958,700     * NIAGARA MOHAWK HOLDINGS, INC .................        15,998
      267,540       NICOR, INC ...................................        11,554
       28,733       NIPPON TELEGRAPH & TELEPHONE CORP ............       207,070
    1,191,422       NISOURCE, INC ................................        36,636
      314,962     * NISOURCE, INC (SAILS) ........................           866
      734,500       NORTHEAST UTILITIES CO .......................        17,812
      520,800     * NORTHPOINT COMMUNICATIONS GROUP, INC .........           179
      153,200       NORTHWEST NATURAL GAS CO .....................         4,060
      135,292       NORTHWESTERN CORP ............................         3,129
      225,600     * NRG ENERGY, INC ..............................         6,275
      376,968       NSTAR ........................................        16,163
    1,586,557     * NTL, INC .....................................        37,978
          656       NTT DOCOMO, INC ..............................        11,316
       77,900       NUI CORP .....................................         2,507
      476,144       OGE ENERGY CORP ..............................        11,636
      171,643       ONEOK, INC ...................................         8,260
       27,682       OESTERREICHISCHE ELEKTRIZITAETSWIRSCHAFTS AG .         2,807

44  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  UTILITIES--(Continued)
       73,500       OTTER TAIL POWER CO ..........................  $      2,040
   15,906,729     * PACIFIC CENTURY CYBERWORKS LTD ...............        10,299
      248,799       PEOPLES ENERGY CORP ..........................        11,134
    3,650,188       PG&E CORP ....................................        73,004
      182,034       PIEDMONT NATURAL GAS CO, INC .................         6,951
      215,200     * PINNACLE HOLDINGS, INC .......................         1,950
      489,234       PINNACLE WEST CAPITAL CORP ...................        23,300
      961,549       PORTUGAL TELECOM S.A .........................         8,793
      767,400       POTOMAC ELECTRIC POWER CO ....................        18,962
      770,110       PPL CORP .....................................        34,799
    1,306,575     * PRICE COMMUNICATIONS CORP ....................        21,967
      181,600    e* PRIMUS TELECOMMUNICATIONS GROUP, INC .........           420
    1,179,695       PROGRESS ENERGY, INC .........................        58,026
      496,039     * PROGRESS ENERGY, INC- CVO ....................           223
    1,021,423    e* PSINET, INC ..................................           734
      209,724       PUBLIC SERVICE CO OF NEW MEXICO ..............         5,623
    1,208,628       PUBLIC SERVICE ENTERPRISE GROUP, INC .........        58,770
      586,331       PUGENT ENERGY, INC ...........................        16,307
      316,199    e* QS COMMUNICATIONS AG .........................         1,182
      507,080       QUESTAR CORP .................................        15,244
    6,301,789     * QWEST COMMUNICATIONS INTERNATIONAL , INC .....       258,373
      957,200     * RCN CORP .....................................         6,042
    1,580,915       RELIANT ENERGY, INC ..........................        68,473
      206,497     e RGS ENERGY GROUP, INC ........................         6,698
      781,316     * RHEIN-WESTFALEN ELECTRIC AG. (STAMM) .........        34,662
      413,701     * RHYTHMS NETCONNECTIONS, INC ..................           465
      125,000    e* RSL COMMUNICATIONS LTD (CLASS A) .............            21
      144,700     * SBA COMMUNICATIONS CORP ......................         5,942
   34,984,529       SBC COMMUNICATIONS, INC ......................     1,670,511
      551,967       SCANA CORP ...................................        16,318
      906,903     * SCOTTISH & SOUTHERN ENERGY PLC ...............         8,399
    2,940,059     * SCOTTISH POWER PLC ...........................        23,233
       37,405     e SEMCO ENERGY, INC ............................           582
    1,467,630       SEMPRA ENERGY ................................        34,122
          146       SHUN TAK HOLDINGS LTD ........................             0
    2,557,843       SIERRA PACIFIC RESOURCES (NEW) ...............        41,085
    6,930,513     * SINGAPORE TELECOMMUNICATIONS LTD .............        10,751
       93,200    e* SMARTALK TELESERVICES, INC ...................             0
      936,276       SONERA GROUP OYJ .............................        16,966
       52,600       SOUTH JERSEY INDUSTRIES, INC .................         1,565
    4,659,996       SOUTHERN CO ..................................       154,945
      229,472       SOUTHERN UNION CO ............................         6,081
      153,700       SOUTHWEST GAS CORP ...........................         3,362
      149,600       SOUTHWESTERN ENERGY CO .......................         1,552
      354,600     * SPECTRASITE HOLDINGS, INC ....................         4,698
    4,372,442       SPRINT CORP (FON GROUP) ......................        88,815
    1,702,600     * SPRINT CORP (PCS GROUP) ......................        34,797
           15     * STAR TELECOMMUNICATIONS, INC .................             0
      124,257       SUEZ LYONNAISE DES EAUX (STRIP VVPR) .........             1
      123,614       SUEZ LYONNAISE DES EAUX ......................        22,574
      682,074       SUEZ LYONNAISE DES EAUX S.A ..................       124,558
      101,921       SWISSCOM AG. (REGD) ..........................        26,510
      411,600     * TALK.COM, INC ................................           592
    1,732,048       TECO ENERGY, INC .............................        56,075
    9,993,797     e TELECOM ITALIA S.P.A .........................        79,757
      243,837     e TELE DANMARK AS ..............................         9,938
    5,230,000       TELECENTROESTE CELULAR PART S.A ..............            25
      446,000       TELECOM ARGENTINA S.A. (CLASS B) .............         1,358
    4,741,730     e TELECOM CORP OF NEW ZEALAND LTD ..............        10,092
    5,763,193     e TELECOM ITALIA S.P.A .........................        63,742
      749,304       TELECOM ITALIA RISP ..........................         4,503
   12,140,874     * TELEFONICA DE ESPANA S.A .....................       200,624
        5,564     * TELEFONICA S.A. (SPON ADR) ...................           278
    9,616,000       TELEFONOS DE MEXICO S.A. SERIES L ............        21,617
      108,700    b* TELEGROUP, INC ...............................             0
      176,048     * TELEKOM AUSTRIA AG ...........................           992
   68,230,000       TELENORTE-LESTE PARTICIPACOES S.A ............         1,120
      305,730       TELEPHONE & DATA SYSTEMS, INC ................        27,516
    5,230,347       TELESP CELULAR PARTICIPACOES S.A .............            36
  188,330,000       TELESUL CELULAR PARTICIPACOES S.A ............           385
    1,371,583     * TELIA AB .....................................         7,050
      147,000    e* TELIGENT, INC (CLASS A) ......................           285
   15,634,374       TELSTRA CORP .................................        55,803
          115       TERRA NETWORK S.A. (SPON ADR) ................             1
      348,175     * TIME WARNER TELECOM, INC (CLASS A) ...........        22,087
       76,587    e* TISCALI S.P.A ................................         1,298
      698,000       TOHOKU ELECTRIC POWER CO, INC ................         9,333
    1,789,778     e TOKYO ELECTRIC POWER CO, INC .................        44,431
      368,700       TRANSALTA CORP ...............................         5,400
      207,200     * TRITON PCS HOLDINGS, INC (CLASS A) ...........         7,032
    3,480,525       TXU CORP .....................................       154,231
       81,921    e* U.S. CELLULAR CORP ...........................         4,936
      160,724       UGI CORP .....................................         4,068
       83,600       UIL HOLDINGS CORP ............................         4,159
      571,428       UNION ELECTRICA FENOSA S.A ...................        10,489
      186,720       UNISOURCE ENERGY CORP HOLDINGS CO ............         3,513
      754,735     * UNITED UTILITIES PLC .........................         7,497
       64,500    b* USN COMMUNICATIONS, INC ......................             0
      624,849       UTILICORP UNITED, INC ........................        19,370
      382,359       VECTREN CORP .................................         9,798
      325,500       VENFIN LTD ...................................           866
   16,945,758       VERIZON COMMUNICATIONS .......................       849,406
       86,900     * VIA NET.WORKS, INC ...........................           331
       96,600     * VIASAT, INC ..................................         1,268
    1,926,745    e* VIATEL, INC ..................................         7,165
    1,387,534     f VIDESH SANCHAR NIGAM LTD (SPONADR) ...........        17,894
      199,150     * VIRATA CORP ..................................         2,166
      910,000     * VIVENDI ENVIRONNEMENT ........................        39,730
       48,973     * VIVENDI UNIVERSAL WTS 05/02/01 ...............            88
  130,406,417     * VODAFONE GROUP PLC ...........................       478,182
    2,035,416       VODAFONE GROUP PLC (SPON ADR) ................        72,893
    1,472,446     * VOICESTREAM WIRELESS CORP ....................       148,165
      280,800     * WEBLINK WIRELESS, INC ........................           965
       82,800     * WEST CORP ....................................         2,329
      103,100       WESTERN GAS RESOURCES, INC ...................         3,473
      292,810       WESTERN RESOURCES, INC .......................         7,265
      411,943     * WESTERN WIRELESS CORP (CLASS A) ..............        16,143
      284,772       WGL HOLDINGS, INC ............................         8,668
      228,000    e* WILLIAMS COMMUNICATIONS GROUP, INC ...........         2,679
    2,814,374       WILLIAMS COS, INC ............................       112,399
      585,310     * WINSTAR COMMUNICATIONS, INC ..................         6,841
      744,181       WISCONSIN ENERGY CORP ........................        16,791
   21,153,431     * WORLDCOM, INC ................................       297,470
       79,100    e* WORLDGATE COMMUNICATIONS, INC ................           302
      204,300    e* WORLDPAGES.COM, INC ..........................           549
      173,572       WPS RESOURCES CORP ...........................         6,390
    5,496,751       XCEL ENERGY, INC .............................       159,749
    2,481,568     * XO COMMUNICATIONS, INC (CLASS A) .............        44,203
       52,735     * YORK RESEARCH CORP ...........................            58
                                                                    ------------
                    TOTAL UTILITIES ..............................    12,011,387
                                                                    ------------
                    TOTAL COMMON STOCK
                      (COST $ 79,524,601) ........................   118,177,570
                                                                    ------------

  PRINCIPAL
  ---------
  SHORT TERM INVESTMENTS--2.33%
     BANKERS ACCEPTANCES--0.02%
                 SOUTHTRUST BANK, NA
$  30,000,000       6.150%, 03/06/01 .............................        29,997
                                                                    ------------
     CERTIFICATES OF DEPOSIT--0.12%
                 CITIBANK, N.A.
   18,000,000     d 7.390%, 05/30/01 .............................        18,074


       SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report     o  45

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   PRINCIPAL                                                         VALUE (000)
   ----------                                                        ----------
     CERTIFICATES OF DEPOSIT--(Continued)
                 DEUTSCHE BANK
$  15,000,000     d 6.695%, 02/05/01 .............................  $     14,996
   30,000,000     d 7.080%, 05/04/01 .............................        30,064
                 ROYAL BANK OF CANADA
   30,000,000     d 6.750%, 04/17/01 .............................        30,019
                 TORONTO DOMINION BANK
   50,000,000     d 6.690%, 02/02/01 .............................        49,985
                                                                    ------------
                                                                         143,138
                                                                    ------------
     COMMERCIAL PAPER--1.33%
                 ASSET SECURITIZATION COOP CORP
   25,000,000     c 6.530%, 01/22/01 .............................        24,901
   63,304,000     c 6.550%, 01/23/01 .............................        63,041
                 BELLSOUTH CAPITAL FUNDING CORP
   16,000,000     c 6.510%, 01/05/01 .............................        15,985
   18,400,000     c 6.400%, 02/07/01 .............................        18,275
                 BETA FINANCE, INC
    7,500,000   c,d 6.510%, 02/28/01 .............................         7,423
                 CAMPBELL SOUP CO
    8,750,000       6.520%, 01/05/01 .............................         8,742
                 CANADIAN IMPERIAL HOLDINGS, INC
   50,000,000       6.550%, 01/17/01 .............................        49,846
                 CANADIAN WHEAT BOARD
    8,000,000       6.450%, 02/20/01 .............................         7,928
                 CATERPILLAR FINANCIAL SERVICES CORP
    5,000,000       6.550%, 01/03/01 .............................         4,997
                 CIESCO LP
   50,000,000     c 6.550%, 01/03/01 .............................        49,972
   25,000,000     d 6.550%, 01/12/01 .............................        24,945
   20,015,000       6.470%, 01/26/01 .............................        19,921
                 COLGATE-PALMOLIVE CO
   18,600,000     c 6.300%, 02/15/01 .............................        18,449
                 CONAGRA, INC
   25,000,000     d 7.300%, 01/26/01 .............................        24,851
                 CORPORATE ASSET FUNDING CORP, INC
   20,000,000     c 6.530%, 01/17/01 .............................        19,939
   40,000,000     c 6.530%, 01/24/01 .............................        39,826
   20,000,000     c 6.420%, 02/05/01 .............................        19,872
   20,000,000   c,d 6.520%, 02/06/01 .............................        19,868
                 COX COMMUNICATIONS, INC
   25,000,000     c 7.450%, 01/09/01 .............................        24,949
                 CVS CORP
   25,000,000     c 6.850%, 01/05/01 .............................        24,977
                 EASTMAN KODAK CO
   12,800,000     c 6.530%, 01/08/01 .............................        12,781
                 ENTERPRISE FUNDING CORP
    9,582,000       6.620%, 01/12/01 .............................         9,561
                 EQUILON ENTERPRISES LLC
   29,000,000       6.520%, 01/02/01 .............................        28,989
   10,700,000       6.540%, 01/11/01 .............................        10,678
   25,000,000       6.400%, 02/09/01 .............................        24,822
                 FEDEX CORP
   20,000,000     c 7.150%, 01/03/01 .............................        19,926
   11,586,000     c 7.320%, 01/16/01 .............................        11,544
                 GENERAL ELECTRIC CAPITAL CORP
   50,000,000       6.530%, 01/05/01 .............................        49,954
                 GOVCO, INC
   11,760,000     c 6.570%, 02/01/01 .............................        11,693
   10,000,000     c 6.550%, 02/06/01 .............................         9,934
   31,931,000   c,d 6.540%, 02/09/01 .............................        31,703
   16,250,000   c,d 6.530%, 02/20/01 .............................        16,104
   10,000,000     c 6.470%, 02/21/01 .............................         9,908
   20,000,000     c 6.520%, 02/26/01 .............................        19,799
                 JOHNSON & JOHNSON
   17,370,000       6.350%, 02/01/01 .............................        17,271
   20,400,000     c 6.200%, 03/12/01 .............................        20,146
                 KIMBERLY-CLARK WORLDWIDE, INC
   27,500,000     c 6.350%, 02/14/01 .............................        27,281
   15,700,000     c 6.350%, 02/22/01 .............................        15,553
                 MORGAN STANLEY DEAN WITTER
   30,000,000       6.600%, 01/08/01 .............................        29,956
                 MOTIVA ENTERPRISES LLC
   20,000,000       6.520%, 01/02/01 .............................        19,993
                 NATIONAL RURAL UTILITIES COOP FINANCE
   19,000,000       6.530%, 01/19/01 .............................        18,935
   25,000,000     d 6.380%, 03/14/01 .............................        24,681
                 NEWELL RUBBERMAID, INC
    6,000,000     c 6.480%, 02/27/01 .............................         5,939
                 PACCAR FINANCIAL CORP
   29,600,000       6.450%, 01/31/01 .............................        29,436
   33,200,000       6.470%, 01/31/01 .............................        33,017
                 PARK AVENUE RECEIVABLES CORP
   14,000,000     c 6.680%, 01/03/01 .............................        13,992
   25,000,000     c 6.600%, 01/08/01 .............................        24,963
   15,000,000     c 6.600%, 01/10/01 .............................        14,973
   45,496,000     c 6.650%, 01/12/01 .............................        45,396
                 PARKER HANNIFIN CORP
   28,250,000     c 6.550%, 01/24/01 .............................        28,127
                 PFIZER, INC
   50,000,000   c,d 6.510%, 01/10/01 .............................        49,908
                 PRAXAIR, INC
   10,000,000       7.600%, 01/19/01 .............................         9,956
                 PREFERRED RECEIVABLES FUNDING CORP
   15,000,000     c 6.590%, 01/11/01 .............................        14,970
                 RECEIVABLES CAPITAL CORP
   31,388,000     c 6.610%, 01/11/01 .............................        31,325
   20,287,000     c 6.560%, 01/16/01 .............................        20,228
   30,000,000     c 6.600%, 01/22/01 .............................        29,881
   11,088,000     c 6.580%, 01/25/01 .............................        11,038
                 SALOMON SMITH BARNEY HOLDINGS, INC
   20,000,000       6.600%, 01/03/01 .............................        19,989
   20,000,000       6.600%, 01/04/01 .............................        19,985
                 SBC COMMUNICATIONS INC
   16,000,000     c 6.520%, 01/16/01 .............................        15,954
   12,000,000     c 6.400%, 02/06/01 .............................        11,921
                 SIGMA FINANCE INC
   20,000,000   c,d 6.630%, 01/12/01 .............................        19,956
   10,000,000   c,d 6.540%, 02/14/01 .............................         9,921
   11,500,000     c 6.500%, 02/27/01 .............................        11,382
                 TEXAS UTILITIES CO
   20,000,000     c 7.000%, 01/04/01 .............................        19,982
   25,000,000     c 7.350%, 01/18/01 .............................        24,896
                 THE STANLEY WORKS
   11,600,000     c 6.300%, 03/01/01 .............................        11,478
                 TORONTO DOMINION HOLDINGS (U.S.)
   40,400,000       6.590%, 01/12/01 .............................        40,311
                 VERIZON NETWORK FUNDING CORP
   25,000,000       6.550%, 01/04/01 .............................        24,982
   50,000,000       6.470%, 02/02/01 .............................        49,706
   23,560,000       6.410%, 02/07/01 .............................        23,400
                                                                    ------------
                                                                       1,596,931
                                                                    ------------
MEDIUM TERM NOTES--0.08%
                 BETA FINANCE, INC
   25,000,000       7.440%, 05/31/01 .............................        25,073
   20,000,000     d 7.470%, 06/05/01 .............................        20,062
                 SIGMA FINANCE, INC
   25,000,000     d 7.400%, 05/25/01 .............................        25,065
   20,000,000       7.050%, 07/17/01 .............................        20,040
                                                                    ------------
                                                                          90,240
                                                                    ------------

46  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   PRINCIPAL                                                        VALUE (000)
   ----------                                                       ----------
  U.S. GOVERNMENT AND AGENCIES--0.61%
                 FEDERAL FARM CREDIT BANK (FFCB)
$  20,515,000       6.260%, 01/23/01 ............................  $     20,433
   19,850,000       5.900%, 01/03/01 ............................        19,839
   27,000,000       6.330%, 01/17/01 ............................        26,920
   34,325,000       6.220%, 01/18/01 ............................        34,217
   80,000,000       6.210%, 01/24/01 ............................        79,665
   63,175,000       6.220%, 01/26/01 ............................        62,888
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
   22,200,000       5.150%, 01/02/01 ............................        22,191
   39,460,000       6.410%, 01/02/01 ............................        39,447
   24,425,000       6.430%, 01/02/01 ............................        24,417
   27,925,000       6.450%, 01/02/01 ............................        27,916
   20,000,000       6.460%, 01/02/01 ............................        19,993
   87,908,000       6.420%, 01/09/01 ............................        87,770
   50,000,000       6.330%, 01/16/01 ............................        49,861
   40,765,000       6.210%, 01/23/01 ............................        40,601
   27,900,000       6.230%, 01/30/01 ............................        27,755
   32,540,000     d 6.410%, 01/30/01 ............................        32,371
   18,500,000     d 6.420%, 02/15/01 ............................        18,353
   36,000,000       6.180%, 02/20/01 ............................        35,683
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
    9,185,000       6.340%, 01/18/01 ............................         9,156
   30,105,000       6.320%, 01/25/01 ............................        29,974
    1,675,000       6.420%, 02/08/01 ............................         1,664
   14,563,000       d 6.425%, 02/08/01 ..........................        14,465
                                                                   ------------
                                                                        725,579
                                                                   ------------
  VARIABLE RATE NOTES--0.17%
                 AMERICAN TELEPHONE & TELEGRAPH CO
   25,000,000     d 5.990%, 03/08/01 ............................        24,963
                 BANC ONE CORP
   10,000,000       6.905%, 01/16/01 ............................        10,001
                 BETA FINANCE, INC
   15,000,000       6.150%, 04/25/01 ............................        14,999
                 FORD MOTOR CREDIT CORP.
   18,000,000     d 6.850%, 08/27/01 ............................        18,009
                 GENERAL MOTORS ACCEPTANCE CORP
   25,000,000     d 6.890%, 02/23/01 ............................        25,005
   20,875,000     d 6.528%, 03/30/01 ............................        20,879
                 HOUSEHOLD FINANCE CORP
   10,000,000     d 6.408%, 03/29/01 ............................         9,995
                 HUNTINGTON NATIONAL BANK
   20,000,000       6.810%, 02/02/01 ............................        20,000
                 NATIONAL CITY CORP
   10,500,000       6.780%, 04/23/01 ............................        10,500
                 VODAFONE AIRTOUCH
   50,000,000     d 6.620%, 06/05/01 ............................        49,993
                                                                   ------------
                                                                        204,344
                                                                   ------------

                 TOTAL SHORT TERM INVESTMENTS
                   (COST $ 2,790,379) ...........................  $  2,790,229
                                                                   ------------
                 TOTAL PORTFOLIO--101.33%
                   (COST $ 82,573,803) ..........................   121,234,757
                   OTHER ASSETS & LIABILITIES, NET--(1.33)% .....    (1,587,762)
                                                                   ------------
                   NET ASSETS--100.00% ..........................  $119,646,995
                                                                   ============

----------
*  Non-income producing

a  Affiliated holding

b  In bankruptcy

c Commercial paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

d All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

e  All or a portion of these securities are out on loan.

f Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 2000, the value of these securities amounted to $181,391,380 or 0.15% of net assets.

Additional information on each restricted security is as follows:

                                                 ACQUISITION         ACQUISITION
SECURITY                                             DATE                COST
----------                                       -----------         -----------
BB BIOVENTURES L.P.                                03/24/98        $14,031,085
BELO (A. H.) CORP SERIES B                         05/23/88          1,900,588
CARTER WALLACE, INC (CLASS B)                      10/29/87          1,075,932
CRESTARAN INTERNATIONAL INVESTMENT BV              09/30/94                  0
DOW JONES & CO, INC (CLASS B)                      07/31/86          9,098,531
GENESOFT SERIES C FINANCING                        06/20/00          7,000,000
INTERNATIONAL HYDRON (LIQUIDATING TRUST)           11/13/97                  0
LEE ENTERPRISES, INC (CLASS B)                     03/31/86             60,768
MEREDITH CORP (CLASS B)                            12/30/86          1,893,160
MPM BIOVENTURES II-QP, LP                          02/28/00          7,200,001
NETGENICS, INC, CVSERIESD                          03/20/98          5,517,450
NETGENICS, INC STOCK OPTIONS 03/20/08              06/08/98                  0
STARRETT (L. S.) CO (CLASS B)                      10/07/88            798,235
VIDESH SANCHAR NIGAM LTD (SPONS GDR)               09/13/00         17,546,373
WRIGLEY (WM) JR CO (CLASS B)                       04/30/86          2,007,603
ZEBRA TECHNOLOGIES CORP (CLASS B)                  10/29/98             43,234
HAFNIA HOLDINGS AS (REGD) (CLASS A)                08/30/91            136,697
HAFNIA HOLDINGS AS (REGD) (CLASS B)                07/29/88            159,638
L'AIR LIQUIDE S. A. (REGD)                         10/29/96          4,377,677
L'AIR LIQUIDE S. A. (REGD) 2001                    01/05/99          8,368,396
LAFARGE S.A. (REGD)                                04/03/97          1,867,017
LAFARGE S.A. (REGD) 2001                           01/05/99          5,852,242
PROMET BERHAD                                      12/30/98              6,669
SILVERSTONE BERHAD                                 12/30/98              1,173
SKYLINE VENTURES PARTNERS QUALIFIEDII, LP          02/15/00          1,687,500
                                                                   -----------
                                                                   $90,629,969
                                                                   ===========

    TRANSACTIONS WITH AFFILIATED COMPANIES - JANUARY 1, 2000--DECEMBER 31, 2000
--------------------------------------------------------------------------------

                        VALUE AT                                                                        SHARES AT        VALUE AT
                      DECEMBER 31,      PURCHASE         SALES        REALIZED          DIVIDEND       DECEMBER 31,    DECEMBER 31,
    ISSUE                 1999            COST         PROCEEDS      GAIN (LOSS)         INCOME            2000            2000
    -----             ------------     -----------    -----------   ------------        --------        ---------      -----------
ADERA AB (CLASS B)**            **     $15,589,022    $ 4,329,447   $(10,436,546)             --                *                *
BAY VIEW CAPITAL CORP  $14,038,091             --              --             --        $197,894                *                *
CYBERPLEX, INC                  **         693,246             --             --              --        1,179,700     $  2,906,052
MARTEK BIOSCIENCES      15,403,800          26,357             --             --              --        1,285,150       15,743,088
NOCOME AB (B SHS)               **             --       2,308,879     (4,448,934)             --                *                *
REGIONAL CABLESYSTEM            **       1,369,105             --             --              --                *                *
TPI ENTERPRISES, INC        12,177              --            --              --              --        1,107,000            5,535
WESTEL GROUP LTD                **       1,920,891      3,675,177       (931,101)             --               --                *
                       -----------     -----------    -----------   ------------        --------                       -----------
                       $29,454,068     $19,598,621    $10,313,503   $(15,816,581)       $197,894                       $18,654,675
                       ===========     ===========    ===========   ============        ========                       ===========

----------
** Not an Affiliate as of December 31, 1999
*  Not an Affiliate as of December 31, 2000


        SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report   o   47

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2000
--------------------------------------------------------------------------------


                               SUMMARY BY COUNTRY

                                                    Value (000)             %
                                                    ----------            -----
DOMESTIC
UNITED STATES ..................................    $4,011,027            47.02%
                                                    ----------           ------
TOTAL DOMESTIC .................................     4,011,027            47.02
                                                    ----------           ------
  FOREIGN
   AUSTRALIA ...................................        93,114             1.09
   AUSTRIA .....................................         2,103             0.02
   BELGIUM .....................................        32,769             0.38
   BERMUDA .....................................       114,258             1.34
   CANADA ......................................       201,380             2.36
   DENMARK .....................................         8,242             0.10
   FINLAND .....................................       113,855             1.33
   FRANCE ......................................       271,941             3.19
   GERMANY .....................................       248,803             2.92
   HONG KONG ...................................        82,620             0.97
   INDIA .......................................         5,011             0.06
   IRELAND .....................................         6,320             0.07
   ISRAEL ......................................        30,574             0.36
   ITALY .......................................       131,263             1.54
   JAPAN .......................................       772,108             9.05
   MALAYSIA ....................................           503             0.01
   NETHERLANDS .................................       539,031             6.32
   NEW ZEALAND .................................         1,036             0.01
   NORWAY ......................................         3,799             0.04
   PORTUGAL ....................................         4,879             0.06
   SINGAPORE ...................................        30,212             0.35
   SOUTH AFRICA ................................        13,845             0.16
   SPAIN .......................................        41,402             0.49
   SWEDEN ......................................        95,793             1.12
   SWITZERLAND .................................        61,309             0.72
   THAILAND ....................................           599             0.01
   UNITED KINGDOM ..............................     1,224,918            14.36
                                                    ----------           ------
TOTAL FOREIGN ..................................     4,131,687            48.43
SHORT TERM INVESTMENTS .........................       388,283             4.55
                                                    ----------           ------
TOTAL PORTFOLIO ................................    $8,530,997           100.00%
                                                    ==========           ======

                                   ----------


  PRINCIPAL                                                          VALUE (000)
  ---------                                                          -----------
CORPORATE BONDS--0.05%
  AEROSPACE AND DEFENSE--0.00%

                     BAE SYSTEMS PLC
       21,776       (1) 7.450%, 11/30/03 .........................  $         29
                                                                    ------------
                   TOTAL AEROSPACE AND DEFENSE ...................            29
                                                                    ------------
  FINANCIAL SERVICES--0.00%
                     BANCA INTESA S.P.A. (CVDEB)
       35,899       (3) 4.700%, 01/01/03 .........................            61
                                                                    ------------
                      TOTAL FINANCIAL SERVICES ...................            61
                                                                    ------------
  TECHNOLOGY--0.05%
                   MAYAN NETWORKS
$   4,500,000         5.250%, 11/01/05 ...........................         4,500
                                                                    ------------
                      TOTAL TECHNOLOGY ...........................         4,500
                                                                    ------------
                 TOTAL CORPORATE BONDS
                      (Cost $4,585) ..............................         4,590
                                                                    ------------

----------
(1) Denominated in British Pounds
(3) Denominated in Italian Lira


   SHARES                                                            VALUE (000)
   ------                                                            -----------
PREFERRED STOCK--0.42%
  BASIC INDUSTRIES--0.30%
        9,257       DYCKERHOFF ZEMENTWERKE AG ....................  $        165
      372,840       HENKEL KGAA ..................................        24,504
                                                                    ------------
                    TOTAL BASIC INDUSTRIES .......................        24,669
                                                                    ------------
  CONSUMER CYCLICAL--0.09%
          273       ESCADA AG ....................................            30
          502       HUGO BOSS AG .................................           134
          301       MAN AG .......................................             6
      864,783       NEWS CORP LTD ( LTD- VOTE) ...................         6,151
       12,719     * PROSIEBEN SAT.1 MEDIA AG .....................           379
       28,389     e VOLKSWAGEN AG ................................           869
                                                                    ------------
                    TOTAL CONSUMER CYCLICAL ......................         7,569
                                                                    ------------
  TECHNOLOGY--0.03%
       19,382       SAP AG .......................................         2,744
                                                                    ------------
                    TOTAL TECHNOLOGY .............................         2,744
                                                                    ------------
                    TOTAL PREFERRED STOCK
                      (Cost $36,941) .............................        34,982
                                                                    ------------
COMMON STOCK--96.88%
  AEROSPACE AND DEFENSE--1.19%
      280,266       BAE SYSTEMS PLC ..............................         1,599
       88,777       BOEING CO ....................................         5,859
        1,500       COBHAM GROUP PLC .............................            23
    2,935,754     * EUROPEAN AERONAUTIC DEFENSE AND SPACE ........        65,216
      158,072       GENERAL DYNAMICS CORP ........................        12,330
      545,457     * GENERAL MOTORS CORP (CLASS H) ................        12,546
       26,100       RAYTHEON CO (CLASS B) ........................           811
        2,975     * ROLLS-ROYCE PLC ..............................             9
       44,001       SMITH GROUP PLC ..............................           531
       11,577       THALES.EX THOMSON CFS ........................           555
          503     * ZODIAC S.A ...................................           139
                                                                    ------------
                    TOTAL AEROSPACE AND DEFENSE ..................        99,618
                                                                    ------------
  BASIC INDUSTRIES--4.93%
       45,050       ABITIBI CONSOLIDATED, INC ....................           414
        2,710       ACERINOX S.A .................................            83
        8,064       ACS ACTIVIDADES DE CONSTRUCCION Y
                    SERVICIOS S.A ................................           190
       10,500       AGRIUM, INC ..................................           151
       25,000       AIR PRODUCTS & CHEMICALS, INC ................         1,025
       28,571       AKZO NOBEL NV ................................         1,534
       30,393       ALCAN ALUMINIUM CO LTD .......................         1,039
       88,752       ALCOA, INC ...................................         2,973
       20,700       ALLEGHENY TECHNOLOGIES, INC ..................           329
       35,668     e AMCOR LTD ....................................           104
        8,442     * AMEC PLC .....................................            44
       78,800       ANGLO AMERICAN PLATINUM CORP LTD .............         3,664
       27,800     e ARMSTRONG HOLDINGS, INC ......................            57
      149,000     e ASAHI GLASS CO LTD ...........................         1,230
      162,000       ASAHI KASEI CORP .............................           933
        3,100       ASKO OYJ SERIES A ............................            55
       10,883       ASSIDOMAN AB .................................           219
        9,744       ASTRUIANA DE ZINC S.A. MINES .................            85
       42,326       BARRATT DEVELOPMENTS PLC .....................           188
       19,066       BARRICK GOLD CORP ............................           312
       19,500       BARRICK GOLD CORP (U.S.) .....................           319
       66,133     e BASF AG ......................................         3,008
    1,836,406     e BAYER AG .....................................        96,728
       25,655       BERKELEY GROUP PLC ...........................           289
        4,500     * BETHLEHEM STEEL CORP .........................             8
      180,013       BHP LTD ......................................         1,896
       11,009       BILFINGER & BERGER BAU AG ....................           134
       12,442       BLACK & DECKER CORP ..........................           488
       50,222       BLUE CIRCLE INDUSTRIES PLC ...................           331


48  o  2000 CREF Annual Report             SEE NOTES TO FINANCIAL STATEMENTS

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  BASIC INDUSTRIES--(Continued)
       55,078       BOC GROUP PLC ................................  $        837
          500       BOHLER-UDDEHOLM AG (BR) ......................            16
        3,868     * BOLIDEN LTD ADR ..............................             3
       92,490     e BORAL LTD ....................................           106
        6,719       BUDERUS AG ...................................           141
       11,520     e BUHRMANN NV ..................................           309
        2,500       CAMECO CORP ..................................            44
          236       CARRILLION PLC ...............................             0
      206,814       CARTER HOLT HARVEY LTD .......................           150
       24,000       CEMENTIR S.P.A ...............................            34
        5,600       CENTEX CORP ..................................           210
       13,950       CIMPOR CIMENTOS DE PORTUGAL ..................           348
        3,565       CIN-CORPARACAO INDUSTRIAL DO NORTE S.A .......            11
        5,600       CLAYTON HOMES, INC ...........................            64
       17,959       COMINCO LTD ..................................           300
    1,329,000       CONSOL ENERGY, INC ...........................        37,129
      187,580       CORUS GROUP PLC ..............................           198
       39,569       CRH PLC (IRELAND) ............................           736
       90,546     e CSR LTD ......................................           235
      104,286       DAICEL CHEMICAL INDUSTRIES LTD ...............           317
       40,000       DAINIPPON INK & CHEMICAL, INC ................           119
       18,059       DAITO TRUST CONSTRUCTION CO LTD ..............           324
       82,000       DAIWA HOUSE INDUSTRY CO LTD ..................           510
       59,000     * DELTA GOLD LTD ...............................            38
        7,096       DOFASCO, INC .................................            95
       23,600       DOMTAR, INC ..................................           213
      722,249       DOW CHEMICAL CO ..............................        26,452
       41,561       DRAGADOS Y CONSTRUCCIONES S.A ................           453
      722,987       DU PONT (E.I.) DE NEMOURS & CO ...............        34,929
        1,634       DYCKERHOFF AG ................................            39
        5,000       ELKEM AS .....................................            80
       53,000     * FLETCHER CHALLENGE LTD (BUILDING DIVISION) ...            46
      131,060     * FLETCHER CHALLENGE LTD (FORESTS DIVISION) ....            16
       10,064       FOMENTO CONSTRUCCIONES Y CONTRATAS S.A .......           191
          173       FORBO HOLDINGS AG (REGD) .....................            78
       23,000     * FUJITA CORP ..................................             7
        5,700       GEORGIA-PACIFIC CORP (PACKING GROUP) .........           177
          700     e GLAVERBEL S.A ................................            52
       15,466       GOLDFIELDS LTD ...............................            15
       19,645       GRUPO EMPRESARIAL ENCE S.A ...................           321
       37,923       HANSON PLC ...................................           260
        1,200       HEIDELBERGER ZEMENT AG. (BELGIUM) ............            53
        9,466       HEIDELBERGER ZEMENT AG. (GERMANY) ............           431
        1,200       HEIDELBERGER ZEMENT AG. (STRIP VVPR) .........             0
       14,853       HOCHTIEF AG ..................................           291
          949       HOLDERBANK FINANCIERE GLARUS AG. (REGD)
                    SERIES B .....................................         1,142
        2,753       HOLLANDSCHE BETON GROEP NV (H.B.G.) ..........            28
       10,600       HOMESTAKE MINING CO ..........................            44
       21,776       ILUKA RESOURCES LTD ..........................            50
        1,752       IMERYS S.A ...................................           199
       57,941       IMPERIAL CHEMICAL INDUSTRIES PLC .............           478
      127,000       IMPREGILO S.P.A ..............................            69
       55,755       INAX CORP ....................................           282
       14,281     * INCO LTD CO ..................................           239
    4,329,100     * INCO LTD CO (U.S.) ...........................        72,556
       43,516       INTERNATIONAL PAPER CO .......................         1,776
        4,500       INVESTIMENTOS PARTICIPACOES E GESTAO .........            24
       38,000     * ISHIHARA SANGYO KAISHA LTD ...................            68
       22,200     e ITALCEMENTI S.P.A ............................           186
       28,359       JAMES HARDIE INDUSTRIES LTD ..................            57
        3,000     * JAPAN METALS & CHEMICALS CO ..................             3
       37,000     * JAPAN STEEL WORKS LTD ........................            30
       20,272       JARVIS PLC ...................................            66
      122,185       JEFFERSON SMURFIT GROUP PLC ..................           241
    1,485,000     e JGC CONSTRUCTION CORP ........................        10,130
       25,806       JOHNSON MATTHEY PLC ..........................           407
        5,000       KAJIMA CORP ..................................            14
          250       KANDENKO CO LTD ..............................             1
       11,000     e KANEKA CORP ..................................           104
      211,000       KAWASAKI STEEL CORP ..........................           218
       11,380       KEMIRA OYJ ...................................            58
       57,911       KIMBERLY-CLARK CORP ..........................         4,094
       71,000       KINDEN CORP ..................................           407
       45,000       KUREHA CHEMICAL INDUSTRY CO LTD ..............           108
        2,680     e LAFARGE S.A. (BR) ............................           225
        8,021     f LAFARGE S.A. (REGD) 2001 .....................           673
        1,155       L'AIR LIQUIDE ................................           172
        2,588     f L'AIR LIQUIDE S.A. (REGD) ....................           386
        5,364   f * L'AIR LIQUIDE S.A. (REGD) 2001 ...............           800
       34,737       LEIGHTON HOLDINGS LTD ........................           122
        3,897     e LINDE AG .....................................           189
            1       LONMIN PLC ...................................             0
          237       LONZA AG (REGD) ..............................           138
        5,000       MAEDA ROAD CONSTRUCTION CO LTD ...............            20
       39,300       MASCO CORP ...................................         1,010
        1,616       MAYR-MELNHOF KARTON AG .......................            71
        3,800       MEAD CORP ....................................           119
    8,249,766     e MIM HOLDINGS LTD .............................         5,318
        2,164       MISAWA HOMES CO LTD ..........................             6
      229,000       MITSUBISHI CHEMICAL CORP .....................           604
       26,000       MITSUBISHI GAS CHEMICAL CO, INC ..............            79
      138,000     e MITSUBISHI MATERIALS CORP ....................           330
       99,000       MITSUBISHI PAPER MILLS LTD ...................           207
        1,000       MITSUI CHEMICALS, INC ........................             5
       41,000       MITSUI MINING & SMELTING CO LTD ..............           316
        1,770       NEW WORLD INFRASTUCTURE LTD ..................             1
       45,754       NEWCREST MINING LTD ..........................           111
       12,400       NEWMONT MINING CORP ..........................           212
      192,000       NIPPON LIGHT METAL CO LTD ....................           146
       11,000       NIPPON OIL & FATS CO LTD .....................            23
      104,000       NIPPON PAPER INDUSTRIES CO ...................           620
       41,000       NIPPON SHEET GLASS CO LTD ....................           500
       11,000       NIPPON SHOKUBAI CO LTD .......................            42
      578,000       NIPPON STEEL CORP ............................           957
       60,000     e NISHIMATSU CONSTRUCTION CO LTD ...............           205
        4,000    e* NKK CORP .....................................             2
       26,900       NORANDA, INC .................................           268
       81,688       NORMANDY MINING LTD ..........................            44
        5,184       NORSKE SKOGINDUSTRIER ASA SERIES A ...........           218
       45,317       NOVAR PLC ....................................           136
        8,464     * NOVOZYMES A/S (CLASS B) ......................           169
        4,400       NUCOR CORP ...................................           175
       90,000       OBAYASHI CORP ................................           388
       87,666       OJI PAPER CO LTD .............................           453
       58,000       OKUMURA CORP .................................           196
       53,552     * ONESTEEL LTD .................................            28
        4,097       ORICA LTD ....................................            13
       16,257     e OUTOKUMPU OYJ SERIES A .......................           123
       24,800   b,e OWENS CORNING CO .............................            20
       13,000     * OWENS ILLINOIS, INC ..........................            74
       35,288       PAPERLINX LTD ................................            65
       12,254       PECHINEY S.A .................................           560
        2,000       PENTA OCEAN CONSTRUCTION CO LTD ..............             2
       11,700       PHELPS DODGE CORP ............................           653
      284,016     * PILKINGTON PLC ...............................           471
       34,429       PLACER DOME, INC .............................           331
        1,038       PORTLAND VALDERRIVAS S.A .....................            20
        7,944       PORTUCEL INDUSTRIA EMPRESA ...................            54
        4,063       POTASH CORP OF SASKATCHEWAN, INC .............           317
       17,791       PRAXAIR, INC .................................           789


        SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report   o   49

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  BASIC INDUSTRIES--(Continued)
        1,000       PRESTIGE PROPERTY HOLDINGS LTD ...............  $          0
        2,700       PULTE CORP ...................................           114
       12,000     e RAUTARUUKKI OYJ SERIES K .....................            43
       19,120       RENO DE MEDICI S.P.A .........................            34
       59,608     * RESOLUTE SAMANTHA LTD ........................             3
       52,515       REXAM PLC ....................................           177
        2,677       RHI AG .......................................            53
       32,837     e RIO TINTO LTD ................................           537
      106,169       RIO TINTO LTD PLC (REGD) .....................         1,868
        6,995       RMC GROUP PLC ................................            62
       20,250       ROHM & HAAS CO ...............................           735
       38,000    e* SANKYO ALUMINIUM INDUSTRY CO LTD .............            21
       28,000       SANWA SHUTTER CORP ...........................            56
        2,850     e SAPA AB ......................................            42
      219,800       SAPPI LTD ....................................         1,571
       50,000    e* SATO KOGYO CO LTD ............................            20
       23,839     e SCA AB SERIES B ..............................           507
        8,500     * SEALED AIR CORP ..............................           259
      148,000       SEKISUI CHEMICAL CO LTD ......................           421
       42,900       SEKISUI HOUSE LTD ............................           393
        7,300       SHERWIN-WILLIAMS CO ..........................           192
    3,230,000       SHIMIZU CORP .................................         9,560
      238,255       SHIN-ETSU CHEMICAL CO LTD ....................         9,180
        1,000       SHO-BOND CORP ................................            14
       82,622     * SHOWA DENKO K.K ..............................           113
       11,685     e SKANSKA AB SERIES B FREE .....................           483
    1,065,686     * SMURFIT-STONE CONTAINER CORP .................        15,919
       60,372       SNIA S.P.A ...................................           130
        3,060     * SOCIEDADE DE CONSTRUCOES SOARES DA COS .......             7
        8,756       SOLVAY S.A ...................................           488
        9,375       COMPAGNIE DE SAINT-GOBAIN S.A ................         1,473
       16,000       STANLEY WORKS CO .............................           499
       26,500       STELCO, INC (CLASS A) ........................            64
      179,000       SUMITOMO CHEMICAL CO LTD .....................           889
       15,000       SUMITOMO FORESTRY CO LTD .....................           106
      777,000     * SUMITOMO METAL INDUSTRIES LTD ................           442
       59,000     e SUMITOMO METAL MINING CO LTD .................           309
        7,313       SUMITOMO OSAKA CEMENT CO LTD .................            24
        7,625     e SVENSKT STAL AB (SAAB) SERIES A ..............            73
        2,450     e SVENSKT STAL AB SERIES B .....................            22
       10,588     * SYNGENTA AG ..................................           568
      182,200       TAIHEIYO CEMENT CORP .........................           313
       50,000       TAISEI CORP ..................................           100
       74,983       TAYLOR WOODROW PLC ...........................           200
       10,500       TECK CORP LTD (CLASS B) ......................            99
       49,619     e THYSSENKRUPP AG ..............................           769
       64,000       TODA CONSTRUCTION CO .........................           293
        2,000       TOSOH CORP ...................................             5
       15,000       TOSTEM CORP ..................................           186
       13,700     e TOTO LTD .....................................            98
       33,600       TOYO SEIKAN KAISHA LTD .......................           547
       31,387     * TRANSURBAN GROUP .............................            79
       11,900     e TRELLEBORG AB SERIES B FREE ..................            86
       25,000       UBE INDUSTRIES LTD ...........................            56
       13,500       UNION CARBIDE CORP ...........................           726
        2,400     e UNION MINIERE GROUP S.A ......................            90
       25,049     e UPM-KYMMENE OYJ ..............................           860
       30,219       URALITA S.A ..................................           173
        1,100     e USG CORP .....................................            25
        5,903       USINOR .......................................            78
       14,345       VINCI ........................................           882
        2,700       VULCAN MATERIALS CO ..........................           129
        1,146     * WASHINGTON GROUP INTERNATIONAL, INC
                    WTS 03/11/03 .................................             2
      319,948       WEYERHAEUSER CO ..............................        16,237
        9,000       WIENERBERGER BAUSTOFF AG .....................           162
       17,400       WIMPEY (GEORGE) LTD ..........................            39
    1,180,942     e WMC LTD ......................................         5,025
       88,820       WOLSELEY PLC .................................           610
       42,600       WORTHINGTON INDUSTRIES, INC ..................           343
                                                                    ------------
                    TOTAL BASIC INDUSTRIES .......................       412,146
                                                                    ------------
  CONSUMER CYCLICAL--11.71%
       19,173       ACCOR S.A ....................................           810
       42,187       AIRTOURS PLC .................................           127
       27,900       AOYAMA TRADING CO LTD ........................           199
       42,595       ARISTOCRAT LEISURE LTD .......................           122
        8,900     * ASATSU, INC ..................................           214
      254,456     * AT & T CORP - LIBERTY MEDIA (CLASS A) ........         3,451
        1,000       AUTOBACS SEVEN CO LTD ........................            21
       24,319       AUTOGRILL S.P.A ..............................           299
      548,550       AUTOLIV, INC .................................         8,743
       86,226     * BASS PLC .....................................           939
       11,866       BBA GROUP PLC ................................            66
        2,000       BEKAERT S.A ..................................            94
      195,374     e BENETTON GROUP S.P.A .........................           407
       86,105     * BRIDGESTONE CORP .............................           784
      169,430     * BRITISH SKY BROADCASTING GROUP PLC ...........         2,837
       16,900       BRUNSWICK CORP ...............................           278
       28,093       BULGARI S.P.A ................................           346
        9,300       CALLAWAY GOLF CO .............................           173
        7,900       CANADIAN TIRE CORP (CLASS A) .................            98
       11,266       CANAL PLUS S.A ...............................            40
      122,400     e CAPCOM CO LTD ................................         4,201
      104,846     * CARLTON COMMUNICATIONS PLC ...................           957
       59,065       CARNIVAL CORP (CLASS A) ......................         1,820
       20,000       CASIO COMPUTER CO LTD ........................           169
           80     * CHARLES VOGELE HOLDING AG ....................            12
      383,876     * CLEAR CHANNEL COMMUNICATIONS, INC ............        18,594
          298       CLUB MEDITERRANEE S.A ........................            25
      110,535       COLES MYER LTD ...............................           428
       27,000       COMFORT GROUP LTD ............................             9
       32,570       CONTINENTAL AG ...............................           517
       16,934       CORTEFIEL S.A ................................           281
       67,000       CYCLE & CARRIAGE LTD .........................           128
       11,000    e* DAIEI, INC ...................................            18
          685       DAIMARU, INC .................................             2
        6,485       DAIMLERCHRYSLER (U.S.A.) .....................           267
       90,366     e DAIMLERCHRYSLER AG ...........................         3,835
        5,200       DANA CORP ....................................            80
       97,516     e DAVID JONES LTD ..............................            75
       60,698       DELPHI AUTOMOTIVE SYSTEMS CORP ...............           683
      103,307       DENSO CORP ...................................         2,234
          748       DIETEREN S.A .................................           165
      815,232       DISNEY (WALT) CO .............................        23,591
      198,028       DIXONS GROUP PLC (NEW) .......................           663
           90     * DOLLFUS-MIEG & CIE S.A .......................             1
        7,523       DOUGLAS HOLDINGS AG ..........................           275
        6,056       DOW JONES & CO, INC ..........................           343
       21,000       EASTMAN KODAK CO .............................           827
    6,698,915       ELSEVIER UTIGEVERSMIJ NV .....................        98,495
       13,091    e* EM.TV & MERCHANDISING AG .....................            72
       83,396       EMI GROUP PLC ................................           685
    2,953,407       ESPRIT HOLDINGS LTD ..........................         2,518
       48,084     e FIAT S.P.A ...................................         1,186
      143,000       FIRST CAPITAL CORP LTD .......................           115
       10,300       FISHER & PAYKEL INDUSTRIES LTD ...............            36
      163,412       FORD MOTOR CO (NEW) ..........................         3,830
        3,460       FOUR SEASONS HOTELS, INC .....................           220
       52,000       e FUJI PHOTO FILM CO LTD .....................         2,177
           32       FUJI TELEVISION NETWORK, INC .................           223
        3,000     * FUJITA KANKO, INC ............................            14
       27,249       GANNETT CO, INC ..............................         1,718

50  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  CONSUMER CYCLICAL--(Continued)
       84,755       GAP, INC .....................................  $      2,161
       40,419     * GEMSTAR-TV GUIDE INTERNATIONAL, INC ..........         1,864
       56,462       GENERAL MOTORS CORP ..........................         2,876
        5,500       GENUINE PARTS CO .............................           144
   14,841,400       GIORDANO INTERNATIONAL LTD ...................         6,850
       75,411       GKN PLC ......................................           796
        8,300       GOODYEAR TIRE & RUBBER CO ....................           191
    4,648,165     * GRANADA COMPASS PLC ..........................        50,583
      112,908       GREAT UNIVERSAL STORES PLC ...................           886
       33,636     * GRUPPO EDITORALE LESPRESSO S.P.A .............           291
       32,000       GUNZE LTD ....................................           111
       54,000       HANKYU DEPARTMENT STORES, INC ................           239
       12,100     * HARRAH'S ENTERTAINMENT, INC ..................           319
       82,801       HENNES & MAURITZ AB SERIES B .................         1,281
      109,532       HILTON GROUP PLC .............................           342
       47,000       HILTON HOTELS CORP ...........................           494
       96,000     e HONDA MOTOR CO LTD ...........................         3,581
       77,000       HONG KONG & SHANGHAI HOTELS LTD ..............            42
       12,300       HUDSON'S BAY CO ..............................           120
       70,678       INDEPENDENT NEWS & MEDIA PLC .................           192
       35,700       INTERPUBLIC GROUP OF COS, INC ................         1,519
       28,000       ISETAN CO LTD ................................           295
      309,645       ITO-YOKADO CO LTD ............................        15,455
          193       JELMOLI HOLDINGS AG. (BR) ....................           286
       12,641       JOHNSON CONTROLS, INC ........................           657
       13,300     * JONES APPAREL GROUP, INC .....................           428
        8,000       JURYS DOYLE HOTEL PLC ........................            68
       23,000       JUSCO CO LTD .................................           499
        1,600       KADOKAWA SHOTEN PUBLISHING CO LTD ............            42
        3,785     * KANEBO LTD ...................................             9
        8,381     e KARSTADT QUELLE AG ...........................           260
        8,600     e KESCO OYJ ....................................            87
      124,750       KINGFISHER PLC ...............................           928
      304,338       KONAMI CO LTD ................................        22,839
           78       KUONI REISEN HOLDING (REGD) (CLASS B) ........            34
       24,000     e KURARAY CO LTD ...............................           224
       11,123       LAGARDERE SCA ................................           645
        1,510       LEX SERVICE GROUP LTD ........................             9
           20     * LIBERTY SATELLITE & TECHNOLOGY, INC ..........             0
       40,958       LIMITED, INC .................................           699
      615,991       LINENS 'N THINGS, INC ........................        17,017
        8,000       LIZ CLAIBORNE, INC ...........................           333
       47,157       LVMH MOET HENNESSY LOUIS VUITTON S.A .........         3,121
       26,020       MAN AG .......................................           660
      243,512     * MARKS & SPENCER PLC ..........................           677
       22,300       MARRIOTT INTERNATIONAL, INC (CLASS A) ........           942
       35,000       MARUI CO LTD .................................           529
      707,529     e MATSUSHITA ELECTRIC INDUSTRIAL CO LTD ........        16,914
       28,050       MAY DEPARTMENT STORES CO .....................           919
       11,100       MAYTAG CO ....................................           359
      648,830       MCDONALD'S CORP ..............................        22,060
       16,500       MCGRAW HILL COS, INC .........................           967
      119,022       MEDIASET S.P.A ...............................         1,420
       20,932       MICHELIN S.A. (CLASS B) ......................           758
        5,000       MITSUBISHI RAYON CO LTD ......................            15
        7,000    e* MITSUKOSHI LTD ...............................            29
        7,006     * MODERN TIMES GROUP (CLASS B) .................           186
       26,431       MONDADORI (ARNOLDO) EDITORE S.P.A ............           246
      103,200     e MYCAL CORP ...................................           221
           96       NAMCO LTD ....................................             2
        4,000     * NCL HOLDINGS AS ..............................             6
       18,900       NEW YORK TIMES CO (CLASS A) ..................           757
      500,852       NEWS CORP LTD ................................         3,897
       53,000       NGK INSULATORS LTD ...........................           702
       29,104       NIKE, INC (CLASS B) ..........................         1,624
      121,300       NINTENDO CO LTD ..............................        19,109
    2,432,500     * NISSAN MOTOR CO LTD ..........................        14,016
       61,000       NISSHINBO INDUSTRIES, INC ....................           278
       23,000       NITTO BOSEKI CO LTD ..........................            28
       17,800       OMNICOM GROUP, INC ...........................         1,475
       14,000       ONWARD KASHIYMA CO LTD .......................           116
        9,000       ORIENTAL LAND CO LTD .........................           603
      448,000     * ORIENTAL PRESS GROUP .........................            65
       26,000       OVERSEAS UNION ENTERPRISES LTD ...............           102
       61,020     * P & O PRINCESS CRUISES PLC ...................           258
       29,600     * PARK PLACE ENTERTAINMENT CORP ................           353
    2,672,867       PEARSON PLC ..................................        63,484
           10       PENNEY, (J.C.) CO, INC .......................             0
        6,320       PEUGEOT CITROEN S.A ..........................         1,438
       12,171       PINAULT-PRINTEMPS-REDOUTE S.A ................         2,616
       21,000       PIONEER CORP .................................           561
   13,279,662     e PIRELLI S.P.A ................................        47,255
        1,000       PLAYMATES INTERACTIVE ENTERTAINMENT ..........             0
       12,211       PUBLICIS GROUPE S.A ..........................           413
          131       PUBLIGROUPE S.A ..............................            63
       77,527       RANK GROUP PLC ...............................           203
       13,700       READER'S DIGEST ASSOCIATION, INC (CLASS A)
                    (NON-VOTE) ...................................           536
      111,864       REED INTERNATIONAL PLC .......................         1,170
    5,767,096       REUTERS GROUP PLC ............................        97,607
        1,200       ROBINSON & CO LTD ............................             3
       16,275       ROGERS COMMUNICATIONS, INC (CLASS B) .........           274
      202,000     e SANYO ELECTRIC CO LTD ........................         1,680
        8,000       SCHIBSTED ASA ................................            98
       55,073       SEARS ROEBUCK & CO ...........................         1,914
          200    e* SEGA CORP ....................................             2
          261     * SEIYU LTD ....................................             1
          954       SELFRIDGES PLC ...............................             4
       92,000     e SEVEN-ELEVEN JAPAN CO LTD ....................         5,236
      194,200       SHANGRI-LA ASIA LTD ..........................           210
       26,338       SHANGRI-LA ASIA LTD (SINGAPORE) ..............            28
       99,000     e SHARP CORP ...................................         1,195
        3,000       SHAW INDUSTRIES, INC .........................            57
       14,300       SHIMACHU CO LTD ..............................           169
        2,500       SHIMAMAURA CO LTD ............................           137
       12,100     * SHIMANO, INC .................................           238
       14,280    f* SILVERSTONE BERHAD ...........................             0
       40,977       SINGAPORE PRESS HOLDINGS LTD .................           605
      548,052     * SIX FLAGS, INC ...............................         9,420
       15,000     e SKYLARK CO LTD ...............................           420
        2,696     e SODEXHO ALLIANCE S.A .........................           499
       14,200       SOL MELIA S.A ................................           147
      325,058     e SONY CORP ....................................        22,487
      244,000       SOUTH CHINA MORNING POST LTD .................           181
        4,200       STOCKMANN AB SERIES B ........................            41
       30,360       STRAITS TRADING CO ...........................            31
       62,800       SYSCO CORP ...................................         1,884
      480,853       TABCORP HOLDINGS LTD .........................         2,932
       55,000       TAKASHIMAYA CO LTD ...........................           374
        1,000       TAN CHONG INTERNATIONAL LTD ..................             0
    1,133,521       TARGET CORP ..................................        36,556
       90,000       TEIJIN LTD ...................................           465
       15,300     * TELEPIZZA S.A ................................            36
       46,600       TELEVISION BROADCASTS LTD ....................           245
       34,600       THE WAREHOUSE GROUP LTD ......................            92
       60,228       THOMSON CORP .................................         2,302
      389,624       TIME WARNER, INC .............................        20,354
       24,000       TOEI CO LTD ..................................            84
        1,910     e TOHO CO LTD ..................................           264
      245,000       TOKYO BROADCASTING SYSTEMS, INC ..............         7,251
       16,000       TOKYO STYLE CO LTD ...........................           147

                SEE NOTES TO FINANCIAL STATEMENTS 2000 CREF Annual Report  o  51

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  CONSUMER CYCLICAL--(Continued)
      181,000       TORAY INDUSTRIES, INC ........................  $        682
       83,000       TOYOBO CO LTD ................................           165
    1,610,860     e TOYOTA MOTOR CORP ............................        51,486
      607,243       TRIBUNE CO ...................................        25,656
            9     * TRICON GLOBAL RESTAURANTS, INC ...............             0
          700       TRW, INC .....................................            27
       25,000       UNY CO LTD ...................................           267
        4,300       V.F. CORP ....................................           156
        8,710       VALEO S.A ....................................           389
        1,365       VALORA HOLDINGS AG. (REGD) ...................           292
        9,335       VENDEX KBB NV ................................           122
      419,439     * VIACOM, INC (CLASS B) ........................        19,609
        6,658       VISTEON CORP .................................            77
       77,921     e VIVENDI UNIVERSAL ............................         5,129
       35,411     * VIVENDI UNIVERSAL S.A. ADR (SPON ADR) ........         2,313
       20,053     e VOLKSWAGEN AG ................................         1,062
       43,975     e VOLVO AB SERIES B FREE .......................           729
       19,945       WACOAL CORP ..................................           166
    2,025,599       WAL-MART STORES, INC .........................       107,610
        4,300       WHIRLPOOL CORP ...............................           205
       26,836     e WOLTERS KLUWER NV ............................           732
    1,427,887       WOOLWORTHS LTD ...............................         6,681
        1,600     e WORLD CO LTD .................................            61
      106,907       WPP GROUP PLC ................................         1,393
                                                                    ------------
                    TOTAL CONSUMER CYCLICAL ......................       979,065
                                                                    ------------
  CONSUMER NON-CYCLICAL--7.83%
        5,580     e ADIDAS SALOMON AG ............................           346
       13,512       AGFA GEVAERT NV ..............................           322
            5     * AGRIBRANDS INTERNATIONAL, INC ................             0
    1,211,000       AJINOMOTO CO LTD .............................        15,747
       38,015       ALBERTSON'S, INC .............................         1,007
       25,045     e ALTADIS ......................................           383
       10,175     e ALTADIS S.A. .................................           158
       35,100    e* AMAZON.COM, INC ..............................           546
       10,891       AMSTRAD PLC ..................................            21
      622,874       ANHEUSER-BUSCH COS, INC ......................        28,341
      101,130       ARCHER DANIELS MIDLAND CO ....................         1,517
       37,000     * ASAHI BREWERIES LTD ..........................           377
       10,900     * ASIA FOOD & PROPERTIES LTD WTS 07/12/01 ......             0
        3,057       AUSTRIA TABAKWERKE AG ........................           169
      414,368       AVON PRODUCTS, INC ...........................        19,838
       20,060     e AZUCARERA EBRO AGRICOLAS S.A .................           229
          900       BANG & OLUFSEN HOLDINGS AS (CLASS B) .........            33
       10,607       BEIERSDORF AG ................................         1,100
      109,749       BOOTS CO LTD .................................           998
       24,425     e BRITISH AMERICAN TOBACCO AUSTRALIA LTD .......           179
      225,171       BRITISH AMERICAN TOBACCO PLC .................         1,715
       20,000       BUNKYODO CO LTD ..............................           116
      202,548       CADBURY SCHWEPPES LTD ........................         1,401
       48,754       CAMPBELL SOUP CO .............................         1,688
        6,708     * CARLSBERG BREWERIES AS (CLASS A) .............           371
       70,427       CARREFOUR SUPERMARCHE S.A ....................         4,424
        9,838       CASINO GUICHARD-PERRACHON S.A ................           992
      586,800       CLOROX CO ....................................        20,831
       87,453     * COATS VIYELLA PLC ............................            50
       87,066     e COCA COLA AMATIL LTD .........................           227
      255,564       COCA COLA CO .................................        15,573
      336,474       COLGATE PALMOLIVE CO .........................        21,719
        4,308       COLRUYT S.A ..................................           190
       35,644       CONAGRA FOODS, INC ...........................           927
       19,530       CORTICEIRA AMORIM S.A ........................            20
       41,180     * COSTCO WHOLESALE CORP ........................         1,645
      179,890       CVS CORP .....................................        10,782
          743       DAIRY FARM INTERNATIONAL HOLDINGS LTD ........             0
        7,415       DANISCO AS ...................................           305
        5,716       DELHAIZE FRERES NV ...........................           272
      343,493       DIAGEO PLC ...................................         3,848
          338       DOLMEN COMPUTER APPLICATIONS NV ..............             5
       37,586     e ELECTROLUX AB SERIES B .......................           488
           84       ERIDANIA BEGHIN-SAY S.A ......................             7
        1,755     e ESSILOR INTERNATIONAL S.A ....................           573
          500     e EZAKI GLICO CO LTD ...........................             3
    1,795,703     e FOSTER'S BREWING GROUP LTD ...................         4,710
       41,000       FRASER & NEAVE LTD (ORD) .....................           158
        4,413     * FYFFES PLC ...................................             4
       15,012       GENERAL MILLS, INC ...........................           669
      383,313       GILLETTE CO ..................................        13,847
          894     * GIVAUDAN AG. (REGD) ..........................           236
      208,953     e GOODMAN FIELDER LTD ..........................           146
       35,400       GREENCORE GROUP PLC ..........................            93
       14,506     e GROUPE DANONE ................................         2,187
       30,931       HEINEKEN NV ..................................         1,872
       30,965       HEINZ (H.J.) CO ..............................         1,469
          429     * HOLSTEN-BRAUEREI AG. (NEW) ...................             8
    1,091,784       HOME DEPOT, INC ..............................        49,881
        2,000       HOUSE FOODS CORP .............................            26
      588,700     * INTERBREW S.A ................................        20,517
       14,400     * INTERNATIONAL FLAVORS & FRAGRANCES, INC ......           293
      160,100       ITO EN LTD ...................................        11,594
          699       ITOHAM FOODS, INC ............................             2
    6,767,491     * J SAINSBURY PLC ..............................        40,134
          199       JAPAN TOBACCO, INC ...........................         1,544
       10,163       JERONIMO MARTINS SGPS S.A ....................           105
       73,000     e KAO CORP .....................................         2,122
      643,000       KATOKICHI CO LTD .............................        16,891
       18,280       KERRY GROUP (CLASS A) ........................           236
       11,000     * KIKKOMAN CORP ................................            81
      107,000     * KIRIN BREWERY CO LTD .........................           959
       82,442     * KROGER CO ....................................         2,231
    5,625,400       LI & FUNG LTD ................................        10,241
       64,877       LOREAL S.A ...................................         5,561
      392,742       LOWES COS, INC ...............................        17,477
       37,700       MATTEL, INC ..................................           544
        3,000       MEIJI MILK PRODUCTS CO LTD ...................            13
          292       MEIJI SEIKA KAISHA LTD .......................             2
      583,892       METRO AG .....................................        26,863
        3,903       MOLSON, INC (A SHS) ..........................           112
        3,925       NESTLE S.A. (REGD) ...........................         9,156
      378,894       NEWELL RUBBERMAID, INC .......................         8,620
       64,000       NICHIREI CORP ................................           269
       37,000     e NIPPON MEAT PACKERS, INC .....................           504
      125,000       NIPPON SUISAN KAISHA LTD .....................           195
       31,000       NISSHIN FLOUR MILLING CO LTD .................           263
       16,191       NISSIN FOOD PRODUCTS CO LTD ..................           396
        3,000       NORITAKE CO LTD ..............................            16
       23,081       ORKLA ASA ....................................           455
          400       OSTERREICHISCHE BRAU-BETEILIGUNGS ............            17
        7,905       OYJ HARTWALL ABP .............................           152
      175,322     e PARMALAT FINANZIARIA S.P.A ...................           284
        8,505     e PERNOD-RICARD S.A ............................           587
      223,446       PHILIP MORRIS COS, INC .......................         9,832
      269,236       PROCTER & GAMBLE CO ..........................        21,118
          319       Q.P. CORP JAPAN ..............................             3
        8,100       QUAKER OATS CO ...............................           789
       19,100       RADIOSHACK CORP ..............................           818
       18,900       RAISIO GROUP PLC .............................            35
       24,200       RALSTON PURINA CO ............................           632
       38,420       RINASCENTE S.P.A .............................           227
       49,300    e* RITE AID CORP ................................           117
    2,569,463     e ROYAL AHOLD NV ...............................        82,892
       66,850       SAPPORO BREWERIES LTD ........................           196

52  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  CONSUMER NON-CYCLICAL--(Continued)

       73,498       SARA LEE CORP ................................  $      1,805
          534       SEB S.A ......................................            29
       43,700     e SHISEIDO & CO LTD ............................           488
        4,600       SOBEYS, INC ..................................            77
          800       SOCIETE BIC S.A ..............................            31
            1       SONAE SGPS S.A ...............................             0
      238,650     * SONAE SGPS S.A. BABY SHS .....................           262
       47,945     * STAPLES, INC .................................           566
       31,600       SUPERVALU, INC ...............................           438
       52,001     e SWEDISH MATCH AB .............................           203
       17,204     e TAKARA SHUZO CO LTD ..........................           301
       33,628     * TATE & LYLE PLC ..............................           125
      655,463       TESCO PLC ....................................         2,671
      456,000       THAI UNION FROZEN PRODUCTS (FR) ..............           599
           54       THE SWATCH GROUP AG. (BR) ....................            67
        2,356       THE SWATCH GROUP AG. (REGD) ..................           615
       17,300     * TOYS `R' US, INC .............................           289
        5,500       UNI CHARM CORP ...............................           279
      267,893       UNILEVER LTD .................................         2,293
    1,708,493       UNILEVER NV CERTIFICATE ......................       108,117
        3,403     * UNIQ PLC .....................................            12
        4,180       VISCOFAN S.A .................................            18
      101,724       WALGREEN CO ..................................         4,253
       80,564       WATERFORD WEDGWOOD PLC (UNITS) ...............            95
       13,072       WESTON (GEORGE) LTD ..........................           732
        3,000       YAKULT HONSHA CO LTD .........................            35
       40,000       YAMAZAKI BAKING CO LTD .......................           278
                                                                    ------------
                    TOTAL CONSUMER NON-CYCLICAL ..................       654,562
                                                                    ------------
  ENERGY--5.10%
       14,610       ALBERTA ENERGY CO LTD ........................           698
       13,000     * ANDERSON EXPLORATION LTD .....................           295
      868,396       BAKER HUGHES, INC ............................        36,093
      376,902       BG GROUP PLC .................................         1,475
    5,385,225       BP AMOCO PLC .................................        43,440
       20,755       BP AMOCO PLC (SPONS ADR) .....................           994
      488,897       BURLINGTON RESOURCES, INC ....................        24,689
       13,200     * CANADIAN NATURAL RESOURCES LTD ...............           365
      371,994       CENTRICA PLC .................................         1,441
       63,191       CHEVRON CORP .................................         5,336
        1,984       COFLEXIP S.A .................................           252
      498,346       CONOCO, INC (CLASS B) ........................        14,421
      136,000       COSMO OIL CO LTD .............................           242
       15,432       ENBRIDGE, INC ................................           449
      794,295     e ENTE NAZIONALE IDROCARBURI S.P.A .............         5,071
    1,776,641       EXXON MOBIL CORP .............................       154,457
       38,200       FLETCHER CHALLENGE LTD
                      (ENERGY DIVISION) ..........................           145
       12,238       FORTUM OYJ ...................................            50
           37     * FRIEDE GOLDMAN HALTER, INC ...................             0
       29,106     e GAS NATURAL SDG S.A ..........................           530
       17,700     * GLOBAL MARINE, INC ...........................           502
       49,447     * GULF CANADA RESOURCES LTD ....................           252
       40,869       HALLIBURTON CO ...............................         1,482
      455,309       HONG KONG & CHINA GAS CO LTD .................           668
          183     * HUSKY ENERGY, INC ............................             2
    1,508,402     a IHC CALAND NV ................................        70,812
       38,824       IMPERIAL OIL LTD .............................         1,020
       35,733     e ITALGAS S.P.A ................................           357
       41,000     * JAPAN ENERGY CORP ............................            64
        7,426       KONINKLIJKE VOPAK NV .........................           156
      376,902     * LATTICE GROUP PLC ............................           850
      131,308       LASMO PLC ....................................           392
       16,385       NEXEN, INC ...................................           404
      178,900       NIPPON MITSUBISHI OIL CO .....................           862
       27,350       NORSK HYDRO AS ...............................         1,157
       73,100       OCCIDENTAL PETROLEUM CORP ....................         1,773
        2,912       OMV AKTIENGESELLS AG .........................           226
       91,000       OSAKA GAS CO LTD .............................           277
       26,655       PETRO-CANADA (VARIABLE- VTG) .................           677
       14,434     * PETROLEUM GEO-SERVICES ASA ...................           190
        4,300     * PRECISION DRILLING CORP ......................           161
      118,809       REPSOL YPF S.A ...............................         1,899
      487,160       ROYAL DUTCH PETROLEUM CO .....................        29,850
       56,717       SANTOS LTD ...................................           190
       60,200       SCHLUMBERGER LTD .............................         4,812
       34,000       SHOWA SHELL SEKIYU K.K .......................           143
        6,000       SMEDVIG AS SERIES A ..........................            57
       20,641       SUNCOR ENERGY, INC ...........................           526
          948       TECHNIP S.A ..................................           138
          824       TEIKOKU OIL CO LTD ...........................             3
      292,000     e TOKYO GAS CO LTD .............................           864
       56,447       TOTAL FINA ELF S.A ...........................         8,395
       10,800       TOTAL FINA S.A. (STRIP VVPR) .................             0
       17,514       TOTAL FINA ELF S.A. SERIES B .................         2,596
       47,664       TRANS CANADA PIPELINES LTD ...................           546
       19,611       TRANSOCEAN SEDCO FOREX, INC ..................           902
       35,428     * TULLOW OIL PLC ...............................            35
       32,675       UNOCAL CORP ..................................         1,264
       41,765       USX-MARATHON GROUP, INC ......................         1,159
       15,326       WESTCOAST ENERGY, INC ........................           369
                                                                    ------------
                    TOTAL ENERGY .................................       426,475
                                                                    ------------
  FINANCIAL SERVICES--15.85%
       60,994     * 3I GROUP PLC .................................         1,128
    1,190,039       ABBEY NATIONAL PLC ...........................        21,670
      146,322       ABN-AMRO HOLDINGS NV .........................         3,327
      627,312       ACE LTD ......................................        26,622
       13,600       ACOM CO LTD ..................................         1,004
      132,816       AEGON NV .....................................         5,494
          400       AEGON NV ARS .................................            17
       25,147       AFLAC, INC ...................................         1,815
           29       ALLEANZA ASSICURAZIONI (S/S) (NON CV) ........             0
       24,349       ALLIANZ AG. (REGD) ...........................         9,161
      129,919       ALLIED IRISH BANKS PLC .......................         1,506
       72,604       ALLSTATE CORP ................................         3,163
      135,655       AMERICAN EXPRESS CO ..........................         7,453
      973,788       AMERICAN INTERNATIONAL GROUP, INC ............        95,979
       66,632       AMP DIVERSIFIED PROPERTY TRUST ...............            91
      605,676     e AMP LTD ......................................         6,806
       77,896       AMVESCAP PLC .................................         1,599
       19,250       AON CORP .....................................           659
      285,514       ASAHI BANK LTD ...............................           973
      209,000     * ASHIKAGA BANK LTD ............................           362
      124,386     e ASSICURAZIONI GENERALI S.P.A .................         4,940
          431       AUSTRALIAN & NEW ZEALAND BANKING GROUP LTD ...             3
       38,812     e AXA ..........................................         5,612
       11,602       BA HOLDINGS AG ...............................           638
       50,388     e BANCA COMMERCIALE ITALIANA S.P.A .............           345
      513,063     e BANCA DI ROMA ................................           557
      101,600     e BANCA INTESA RISP S.P.A ......................           294
    5,611,213     e BANCA INTESA S.P.A ...........................        26,974
       28,388     * BANCA INTESA S.P.A. PUT WTS 11/15/02 .........            26
       31,500     e BANCA POPOLARE DI MILANO .....................           157
      143,600     * BANCO AMBROSIANO VENETO WTS 05/31/02 .........           150
      211,117       BANCO COMERCIAL PORTUGUES S.A. (REGD) ........         1,120
       19,044       BANCO ESPIRITO SANTO S.A. (REGD) .............           320
      424,263       BANCO SANTANDER CENTRAL HISPANO S.A ..........         4,541
      928,613       BANK OF AMERICA CORP .........................        42,600
      150,423       BANK OF EAST ASIA LTD ........................           389
       44,000     e BANK OF FUKUOKA LTD ..........................           188
       27,851       BANK OF MONTREAL .............................         1,457
       75,732       BANK OF NEW YORK CO, INC .....................         4,179
       52,020       BANK OF NOVA SCOTIA ..........................         1,496

        SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report   o   53

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  FINANCIAL SERVICES--(Continued)
    1,912,490     e BANK OF TOKYO MITSUBISHI LTD .................  $     19,041
      130,344       BANK OF YOKOHAMA LTD .........................           592
      130,507       BANK ONE CORP ................................         4,780
      176,377       BARCLAYS PLC .................................         5,459
       37,333     e BAYERISCHE HYPO-UND VEREINSBANK AG ...........         2,096
      289,658       BCO BILBAO VIZCAYA ARGENTARIA S.A ............         4,311
       83,909       BENI STABILI S.P.A ...........................            40
      163,397       BIPOP-CARIRE S.P.A ...........................         1,066
       47,543       BNP PARIBAS GROUP ............................         4,174
       70,132       BPI-SGPS S.A. (REGD) .........................           220
       84,414       BRITISH LAND CO PLC ..........................           599
       48,333     * BTG PLC ......................................         1,047
       16,400       C.I. FUND MANAGEMENT, INC ....................           180
       40,289       CANADIAN IMPERIAL BANK OF COMMERCE ...........         1,247
       90,604     * CANARY WHARF GROUP PLC .......................           660
    1,917,250     * CAPITALAND LTD ...............................         3,317
      222,878       CGNU PLC .....................................         3,602
        7,460       CHIBA BANK LTD ...............................            29
            1     * CHINESE ESTATES LTD ..........................             0
       18,000       CHUBB CORP ...................................         1,557
       84,400       CHUO MITSUI TRUST & BANKING CO LTD ...........           260
    2,313,425       CITIGROUP, INC ...............................       118,129
       73,225       CITY DEVELOPMENTS LTD ........................           340
           26       COMMERZBANK AG ...............................             1
      128,548       COMMONWEALTH BANK OF AUSTRALIA ...............         2,208
        7,171       COUNTRYWIDE CREDIT INDUSTRIES, INC ...........           360
       36,018       CREDIT LYONNAIS S.A ..........................         1,258
       16,862     e CREDIT SAISON CO LTD .........................           361
       30,082       CREDIT SUISSE GROUP (REGD) ...................         5,718
       18,300       CRESCENT REAL ESTATE EQUITIES CO .............           407
        1,862    e* DAIKYO, INC ..................................             3
      323,000       DAIWA BANK LTD ...............................           529
      152,148     e DAIWA SECURITIES GROUP, INC ..................         1,589
      581,844       DBS GROUP HOLDINGS LTD .......................         6,577
       66,513       DEN DANSKE BANK AF 1871 ......................         1,196
       65,464     e DEUTSCHE BANK AG. (REGD) .....................         5,458
       82,565     e DNB HOLDING ASA ..............................           445
      480,861     e DRESDNER BANK AG. (REGD) .....................        20,904
       12,855     e DROTT AB SERIES B ............................           177
       30,778       EQUITY OFFICE PROPERTIES TRUST ...............         1,004
       13,200       EQUITY RESIDENTIAL PROPERTIES TRUST CO .......           730
          622       SOCIETE EURAFRANCE S.A .......................           452
          626     * EVERGO CHINA HOLDINGS LTD ....................             0
        1,500     * FAIRFAX FINANCIAL HOLDINGS LTD ...............           228
       79,946       FIRST UNION CORP .............................         2,223
    1,314,169       FIRSTAR CORP .................................        30,554
      738,429       FLEETBOSTON FINANCIAL CORP ...................        27,737
      101,527       FNMA .........................................         8,807
       71,974       FORTIS B .....................................         2,338
        4,662     * FORTIS B CVG 07/20/01 ........................            28
       73,446       FORTIS B NPV (STRIP VVPR) ....................             1
      162,919     * GANDEL RETAIL TRUST ..........................           102
      210,438       GENERAL PROPERTY TRUST .......................           324
        1,069       GENERALI HOLDING VIENNA AG ...................           184
       16,988     * GREAT PORTLAND ESTATES PLC ...................            75
       14,000       GUNMA BANK LTD ...............................            69
      200,490       HALIFAX GROUP PLC ............................         1,987
        3,506       HAMMERSON PLC ................................            24
      181,000       HANG LUNG DEVELOPMENT CO LTD .................           161
      188,513       HANG SENG BANK LTD ...........................         2,538
       19,747       HARTFORD FINANCIAL SERVICES GROUP, INC .......         1,395
      126,000       HENDERSON LAND DEVELOPMENT CO LTD ............           641
      386,000       HITACHI CREDIT CORP ..........................         7,352
      192,000     * HOKURIKU BANK LTD ............................           400
      128,000       HOPEWELL HOLDINGS LTD ........................            50
        3,500       HOST MARRIOTT CORP (NEW) .....................            45
       58,000       HOTEL PROPERTIES LTD .........................            49
       45,514       HOUSEHOLD INTERNATIONAL, INC .................         2,503
      217,810       HSBC HOLDINGS PLC (HONG KONG) ................         3,225
      701,709       HSBC HOLDINGS PLC (UNITED KINGDOM) ...........        10,325
      118,468       HYSAN DEVELOPMENT CO LTD .....................           167
       96,159       ING GROEP NV .................................         7,681
       32,872       IRISH LIFE AND PERMANENT PLC .................           407
    1,183,398       JOHN HANCOCK FINANCIAL SERVICES, INC .........        44,525
      107,415       JOYO BANK ....................................           341
      843,764       JP MORGAN CHASE & CO .........................        40,769
       30,339       KBC BANCASSURANCE HOLDINGS NV ................         1,314
       51,600       KEYCORP ......................................         1,445
       56,573       LAND SECURITIES PLC ..........................           712
      616,637       LEGAL & GENERAL GROUP PLC ....................         1,699
      153,200       LEHMAN BROTHERS HOLDINGS, INC ................        10,360
       38,378       LEND LEASE CORP LTD ..........................           357
       15,800       LINCOLN NATIONAL CORP ........................           748
    5,629,638       LLOYDS TSB GROUP PLC .........................        59,540
        7,900       MACKENZIE FINANCIAL CORP .....................           143
    1,726,303       MANULIFE FINANCIAL CORP ......................        53,961
       25,700       MARSH & MCLENNAN COS, INC ....................         3,007
        9,900       MBIA, INC ....................................           734
       77,734       MBNA CORP ....................................         2,871
       57,008     e MEDIOBANCA S.P.A .............................           647
      482,177       MELLON FINANCIAL CORP ........................        23,717
      229,328       MERRILL LYNCH & CO, INC ......................        15,637
      849,600       METROPOLITAN LIFE INSURANCE CO ...............        29,736
    2,302,000     * METROPOLITAN LIFE LTD ........................         2,980
       18,047       METROVACESA S.A ..............................           262
       86,392     * MIRVAC GROUP .................................           171
    1,599,000       MITSUBISHI ESTATE CO LTD .....................        17,082
      164,111       MITSUBISHI TRUST & BANKING CORP ..............         1,130
       69,000       MITSUI FUDOSAN CO LTD ........................           686
       82,000     e MITSUI TAISHO MARINE & FIRE CO LTD ...........           470
          911       MIZUHO HOLDINGS, INC .........................         5,648
      225,570       MORGAN STANLEY DEAN WITTER & CO ..............        17,876
       16,765     e MUENCHENER RUECKVER AG. (REGD) ...............         5,981
      455,194       NATIONAL AUSTRALIA BANK LTD ..................         7,288
       16,181       NATIONAL BANK OF CANADA ......................           287
       40,763       NATIONAL CITY CORP ...........................         1,172
      230,377     * NEW WORLD DEVELOPMENT CO LTD .................           279
       17,900     e NICHIEI CO LTD (KYOTO) .......................            95
       87,000       NIPPON SHINPAN CO LTD ........................           110
    1,010,000       NOMURA SECURITIES CO LTD .....................        18,175
      184,397     e NORDEA AB ....................................         1,397
       32,450       NORDEA AB ADR ................................           256
       86,672     e NORDIC BALTIC HOLDING AB .....................           676
    1,600,000       OLD MUTUAL PLC ...............................         3,968
       84,000     * ORIENT CORP ..................................           103
        8,000       ORIX CORP ....................................           803
      122,925       OVERSEAS CHINESE BANKING CORP LTD ............           914
       52,000       PARKWAY HOLDINGS LTD .........................            96
      373,325       PNC FINANCIAL SERVICES GROUP, INC ............        27,276
        5,369     e POHJOLA GROUP INSURANCE CO LTD SERIES B ......           237
       12,500       PROMISE CO LTD ...............................           887
       22,415       PROVIDENT FINANCIAL PLC ......................           331
      186,933       PRUDENTIAL PLC ...............................         3,007
      853,964       QBE INSURANCE GROUP LTD ......................         4,693
       69,914     e RAS S.P.A ....................................         1,090
    8,450,089       ROYAL & SUN ALLIANCE INSURANCE GRP PLC .......        72,328
       59,203       ROYAL BANK OF CANADA .........................         2,004
    1,214,286     * ROYAL BANK OF SCOTLAND GROUP PLC .............         1,496
    2,613,560     * ROYAL BANK OF SCOTLAND PLC ...................        61,763
        5,500       SAFECO CORP ..................................           181

54  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  FINANCIAL SERVICES--(Continued)
        7,409     e SAI S.P.A ....................................  $        147
    1,502,756       SAKURA BANK LTD ..............................         9,080
        6,454     e SAMPO-LEONIA INSURANCE SERIES A ..............           348
    1,219,062     e SAN PAOLO-IMI S.P.A ..........................        19,710
      238,000       SANKEI BUILDING CO LTD (THE) .................           752
          235       SANWA BANK LTD ...............................             2
       23,795       SCHRODERS PLC (NEW) ..........................           470
      133,622       SCHWAB (CHARLES) CORP ........................         3,792
       54,000       SHIZUOKA BANK LTD ............................           491
          600       SIMCO S.A. (REGD) ............................            41
       21,300       SIMON PROPERTY GROUP, INC ....................           511
      434,197       SINO LAND CO LTD .............................           227
      102,850       SKANDIA FORSAKRINGS AB .......................         1,673
       67,342     e SKANDINAVISKA ENSKILDA BANKEN SERIES A .......           742
       17,730       SLOUGH ESTATES PLC ...........................           109
       44,417       SOCIETE GENERALE S.A .........................         2,761
       21,800       ST. PAUL COS, INC ............................         1,184
       18,500       STARWOOD HOTELS & RESORTS WORLDWIDE, INC .....           652
       15,900       STATE STREET CORP ............................         1,975
       25,308       STOCKLAND TRUST GROUP (UNITS) ................            55
       35,055       STOREBRAND ASA SERIES A ......................           248
    1,672,932     e SUMITOMO BANK LTD ............................        17,184
       38,972     e SUMITOMO MARINE & FIRE INSURANCE CO ..........           252
      743,785       SUN HUNG KAI PROPERTIES LTD ..................         7,414
       39,811       SUN LIFE FINANCIAL SERVICES OF CANADA ........         1,060
       37,282     e SUNCORP-METWAY LTD ...........................           223
       42,695       SUNTRUST BANKS, INC ..........................         2,690
       61,921       SVENSKA HANDELSBANKEN SERIES A ...............         1,060
       11,000       SVENSKA HANDELSBANKEN SERIES B FREE ..........           187
        1,573       SWISS REINSURANCE CO .........................         3,771
       14,500       TAKEFUJI CORP ................................           914
      257,000     e TOKAI BANK LTD ...............................         1,114
    1,806,000       TOKIO MARINE & FIRE INSURANCE CO LTD .........        20,701
       14,000     * TOKYO TATEMONO CO LTD ........................            23
        2,900     * TOPDANMARK AS ................................            58
       12,900       TRIZEC HAHN CORP .............................           200
       64,786       U.S. BANCORP .................................         1,891
       43,715     e UBS AG. (REGD) ...............................         7,136
          200       UNIBAIL S.A ..................................            32
      505,430       UNICREDITO ITALIANO S.P.A ....................         2,643
      101,744       UNITED OVERSEAS BANK LTD .....................           763
       42,200       UNITED OVERSEAS LAND LTD .....................            38
       23,300       UNUMPROVIDENT CORP ...........................           626
       40,382       INMOBILIARIA URBIS SA ........................           180
       43,866     e VALLEHERMOSO S.A .............................           267
       30,700       WACHOVIA CORP ................................         1,784
       56,344       WASHINGTON MUTUAL, INC .......................         2,990
       20,335     e WCM BETEILIGUNGS & GRUNDBESITZ AG ............           305
      172,273       WELLS FARGO CO ...............................         9,593
      194,593       WESTFIELD TRUST (UNITS) ......................           367
        8,862     * WESTFIELD TRUST (UNITS) (NEW) ................            17
      178,779     * WESTPAC BANKING CORP .........................         1,311
      251,045       WHARF HOLDINGS LTD ...........................           610
      122,000       WING TAI HOLDINGS LTD ........................            89
      164,571       XL CAPITAL LTD (CLASS A) .....................        14,379
      383,000    b* YAMAICHI SECURITIES CO LTD ...................             7
        7,944     * ZURICH FINANCIAL SERVICES AG .................         4,789
                                                                    ------------
                    TOTAL FINANCIAL SERVICES .....................     1,325,657
                                                                    ------------
  HEALTH CARE--10.98%
      150,975       ABBOTT LABORATORIES CO .......................         7,313
       11,231       AETNA, INC (NEW) .............................           461
      582,281       AMERICAN HOME PRODUCTS CORP ..................        37,004
      701,052     * AMGEN, INC ...................................        44,824
       20,700       APPLERA CORP (APPLIED BIOSYSTEMS GROUP) ......         1,947
        5,800     * APPLERA CORP (CELERA GENOMICS GROUP) .........           208
       81,492       ASTRAZENECA PLC ..............................         4,059
       96,915       ASTRAZENECA PLC (UNITED KINGDOM) .............         4,886
       77,018       AVENTIS S.A ..................................         6,761
      454,593     * BAXTER INTERNATIONAL, INC ....................        40,146
       21,200       BECTON DICKINSON & CO ........................           734
        9,800     * BIOCHEM PHARMA, INC ..........................           311
       14,400     * BIOVAIL CORP .................................           559
    1,063,611       BRISTOL MYERS SQUIBB CO ......................        78,641
      598,669       CARDINAL HEALTH, INC .........................        59,642
       21,200     * CELLTECH GROUP PLC ...........................           375
       15,000       CHUGAI PHARMACEUTICAL CO LTD .................           250
       22,370       CIGNA CORP ...................................         2,960
      250,484       COCHLEAR LTD .................................         5,078
      275,255       CSL LTD ......................................         5,975
       32,714       DAIICHI PHARMACEUTICAL CO LTD ................           974
       29,424     * DURECT CORP ..................................           353
       32,000       EISAI CO LTD .................................         1,121
       10,062     * ELAN CORP PLC ................................           489
       21,164    e* ELAN CORP PLC (SPON ADR) .....................           991
       28,589       F.H. FAULDING & CO LTD .......................           188
        9,934     e FRESENIUS MEDICAL CARE AG ....................           811
      322,000     e FUJISAWA PHARMACEUTICAL CO LTD ...............        10,658
       32,764       GAMBRO AB (CLASS A) ..........................           238
        7,000       GAMBRO AB (CLASS B) ..........................            50
        2,075       GEHE AG ......................................            79
    3,509,881     * GLAXOSMITHKLINE PLC ..........................        99,094
       61,500       HCA-THE HEALTHCARE CO ........................         2,707
    1,062,545     * HEALTH MANAGEMENT ASSOCIATES, INC
                    (CLASS A) NEW ................................        22,048
       39,851     * HEALTHSOUTH CORP .............................           650
       29,800       IMS HEALTH, INC ..............................           805
        3,380       INSTRUMENTARIUM OYJ SERIES B FREE ............            67
      143,083       JOHNSON & JOHNSON CO .........................        15,033
        4,000     e KAKEN PHARMACEUTICAL CO LTD ..................            22
       69,000       KYOWA HAKKO KOGYO ............................           477
      389,112       LILLY (ELI) & CO .............................        36,212
          400    b* LOEWEN GROUP, INC ............................             0
       27,730       MCKESSON HBOC, INC ...........................           995
       13,800       MDS, INC .....................................           204
      119,100       MEDTRONIC, INC ...............................         7,191
       18,624       MERCK & CO KGAA ..............................           822
    1,150,364       MERCK & CO, INC ..............................       107,703
        6,925       NOVARTIS AG. (REGD) ..........................        12,243
        7,510       NOVO NORDISK AS (CLASS B) ....................         1,346
       68,593       NYCOMED AMERSHAM PLC .........................           571
        1,417     * ORION-YHTYMA OYJ SERIES A ....................            32
        4,609       ORION-YHTYMA OYJ (CLASS B) ...................           103
        3,000     * PACIFICARE HEALTH SYSTEMS, INC
                      (CLASS A) ..................................            45
    3,161,135       PFIZER, INC ..................................       145,412
      126,199       PHARMACIA CORP ...............................         7,698
       12,841     * QIAGEN N.V ...................................           467
        7,177     * QLT PHOTOTHERAPEUTICS, INC ...................           201
        1,000       RADIOMETER AS (CLASS B) ......................            24
           44       ROCHE HOLDINGS AG. (BR) ......................           546
          862       ROCHE HOLDINGS AG. (GENUSSCHEINE) ............         8,782
      869,100       SANKYO CO LTD ................................        20,852
       68,327       SANOFI-SYNTHELABO S.A ........................         4,555
       23,348     e SCHERING AG ..................................         1,326
       12,700     * SERVICE CORP INTERNATIONAL ...................            22
      281,000       SHIONOGI & CO LTD ............................         5,733
       63,223       SMITH & NEPHEW PLC ...........................           293
       26,160     * SSL INTERNATIONAL PLC ........................           195
           90     * SYNAVANT, INC ................................             0
        2,025     * SYNGENTA AG ..................................           109
       35,000       TAISHO PHARMACEUTICAL CO LTD .................           947

        SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report   o   55

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  HEALTH CARE--(Continued)
      556,000       TAKEDA CHEMICAL INDUSTRIES LTD ...............  $     32,912
    1,179,432       TENET HEALTHCARE CORP ........................        52,411
       18,000       TERUMO CORP ..................................           394
       63,000     * TRIMERIS, INC ................................         3,457
       15,042       UCB S.A ......................................           558
       33,200       UNITEDHEALTH GROUP, INC ......................         2,038
        6,400     * WELLPOINT HEALTH NETWORKS, INC ...............           738
        8,053       WILLIAM DEMANT AS ............................           370
       34,964     e YAMANOUCHI PHARMACEUTICAL CO LTD .............         1,512
       15,289    e* ZELTIA S.A ...................................           179
        3,822    e* ZELTIA S.A. (NEW) ............................            45
                                                                    ------------
                    TOTAL HEALTH CARE ............................       918,232
                                                                    ------------
  OTHER--3.71%
        1,702       ADECCO S.A. (REGD) ...........................         1,071
        3,000       AMER GROUP LTD PLC SERIES A ..................            79
    2,871,422       ASSA ABLOY AB SERIES B .......................        56,147
       54,200       AUCKLAND INTERNATIONAL AIRPORT LTD ...........            75
        4,300       BENESSE CORP .................................           160
       19,025       BLOCK (H&R), INC .............................           787
       24,769       BRASCAN CORP (CLASS A) .......................           362
      445,200     * BRIERLEY INVESTMENTS LTD (SINGAPORE) .........            58
      116,874     * BAA PLC ......................................         1,079
       58,741       CAPITA GROUP PLC .............................           439
       70,679     * CENDANT CORP .................................           680
       23,800     * CGI GROUP, INC (CLASS A) .....................            95
       52,316     * CHUBB PLC ....................................           123
       79,000     e DAIWA KOSHO LEASE CO LTD .....................           214
        9,381       DCC PLC ......................................           100
      537,214     e DIMENSION DATA HOLDINGS PLC ..................         3,648
       18,500       DOVER CORP ...................................           750
       50,784     * ELECTROCOMPONENTS PLC ........................           502
        3,000       ESSELTE AB SERIES B FREE .....................            15
        1,600     * OSTASIATISKE KOMPAGNI ........................            35
        2,078       FLUGHAFEN WIEN AG ............................            79
      115,950       FUGRO NV .....................................         7,485
        2,900       FUJI SOFT ABC, INC ...........................           187
        2,409       GROUP 4 FALCK A/S ............................           321
        2,537       GROUPE BRUXELLES LAMBERT S.A .................           603
       11,434       HAGEMEYER NV .................................           255
       24,000       HAW PAR CORP LTD .............................            50
    3,053,528       HAYS PLC .....................................        17,607
      200,180       HONEYWELL INTERNATIONAL, INC .................         9,471
    1,816,382       HUTCHINSON WHAMPOA LTD .......................        22,647
      248,841       IMPERIAL HOLDINGS LTD ........................         1,982
        2,000       INCHCAPE MOTORS ..............................             1
        4,598     * ISS - INTERNATIONAL SERVICE SYSTEM A/S .......           313
      200,000    e* ITOCHU CORP ..................................           932
        4,000       ITT INDUSTRIES, INC ..........................           155
      103,500       KEPPEL CORP LTD ..............................           202
       52,316     * KIDDE PLC ....................................            56
       59,913     * LONHRO AFRICA PLC ............................            16
        7,600       MANPOWER, INC ................................           289
      157,000     * MARUBENI CORP ................................           371
        5,900       MEITEC CORP ..................................           189
        1,100     * MELCO INTERNATIONAL DEVELOPMENT LTD ..........             0
      122,000       MITSUBISHI CORP ..............................           900
      137,000     e MITSUI & CO LTD ..............................           863
       17,400       MOODYS CORP ..................................           447
       11,580       OCE NV .......................................           185
        9,109     e OM GRUPPEN AB ................................           225
       14,700       OYO CORP .....................................           156
      153,413       PACIFIC DUNLOP LTD ...........................           128
       22,041       POWER CORP OF CANADA .........................           543
       17,246     e PREUSSAG AKTIEGESELLSCHAFT AG ................           625
        7,600       QUEBECOR, INC (CLASS B) ......................           126
      219,216       RENTOKIL INITIAL PLC .........................           756
       20,200     * ROBERT HALF INTERNATIONAL, INC ...............           535
       21,900       SECOM CO LTD .................................         1,429
       34,008       SECURITAS AB SERIES B FREE ...................           631
        8,300       SERVICEMASTER CO .............................            95
       35,200       SOFTBANK CORP ................................         1,224
          100       SOPHUS BERENDSEN (CLASS B) (NEW) .............             3
       73,818     e SOUTHCORP LTD ................................           201
       11,000     * STELUX HOLDINGS INTERNATIONAL LTD ............             0
      117,000       SUMITOMO CORP ................................           842
          653       SURVEILLANCE S.A. SOCIETE DE .................           201
      152,300       SWIRE PACIFIC LTD (CLASS A) ..................         1,098
       23,463       TEXTRON, INC .................................         1,091
      212,843     e TIS INC ......................................        10,586
       45,649       TNT POST GROUP NV ............................         1,104
       83,000     * TOKYO DOME CORP ..............................           305
        2,000       TRANS COSMOS .................................            87
    1,276,301       TYCO INTERNATIONAL LTD .......................        70,835
      185,000       UNITED INDUSTRIAL CORP .......................            91
      459,692       UNITED TECHNOLOGIES CORP .....................        36,143
    4,079,381       VEDIOR NV ....................................        49,217
       36,457     e WESFARMERS LTD ...............................           328
          400     * YTL CORP BERHAD ..............................             1
                                                                    ------------
                    TOTAL OTHER ..................................       310,631
                                                                    ------------
  PRODUCER DURABLES--4.69%
       24,082       ABB LTD ......................................         2,473
        6,614       ABB LTD (SWITZERLAND) ........................           705
       10,410     e ADVANTEST CORP ...............................           975
        2,030       AGIV AG ......................................            22
       21,900     * ALLIED WASTE INDUSTRIES, INC .................           319
       52,000       AMADA CO LTD .................................           387
       14,000       AMANO CORP ...................................           107
      169,000     e ANRITSU CORP .................................         3,996
        2,000       ATLAS COPCO AB SERIES A FREE .................            44
       20,235     e ATLAS COPCO AB SERIES B FREE .................           424
       12,261       BALFOUR BEATTY PLC ...........................            22
        1,300     * BARCO (NEW) NV ...............................            98
        2,600     * BARCONET NV ..................................            21
        2,220       BEWCKISER WASSER TECHNIK AG ..................            74
      132,122       BOMBARDIER, INC (CLASS B) ....................         2,036
        9,594    b* BREMER VULKAN VERBUND AG .....................             3
          615       BROTHERS INDUSTRIES LTD ......................             1
       29,900       CATERPILLAR, INC .............................         1,415
      114,000     * CHARTERED SEMICONDUCTOR
                    MANUFACTURING LTD (SINGAPORE) ................           312
       10,100       COOPER INDUSTRIES, INC .......................           464
       13,000       DAIFUKU CO LTD ...............................            76
       34,000       DAIKIN INDUSTRIES LTD ........................           655
        5,000       DANIELI & CO .................................            21
       31,800       DEERE & CO ...................................         1,457
          800       EATON CORP ...................................            60
       28,000       EBARA CORP ...................................           304
       40,700       EMERSON ELECTRIC CO ..........................         3,208
        1,995     * EFACEC CAPITAL SGPS S.A ......................            13
        5,931       FAG KUGELFISCHER (GEORG) SCHAEFER AG .........            41
      101,400       FANUC LTD ....................................         6,899
        1,007       FISCHER (GEORGE) LTD (REGD) ..................           286
       47,972       FKI PLC ......................................           158
        4,000       FLS INDUSTRIES AS (CLASS B) ..................            57
        3,300       FUJI MACHINE MANUFACTURING CO ................            88
      190,476       FUJITSU LTD ..................................         2,809
    4,399,521       GENERAL ELECTRIC CO ..........................       210,902
       11,200       GRAINGER (W.W.), INC .........................           409
       29,402       HARLEY DAVIDSON, INC .........................         1,169
      338,000       HITACHI LTD ..................................         3,013
        6,000     * HITACHI ZOSEN CORP ...........................             5

56  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  PRODUCER DURABLES--(Continued)
       31,477       ILLINOIS TOOL WORKS, INC .....................  $      1,875
       39,174       IMI PLC ......................................           139
       13,313       INGERSOLL-RAND CO ............................           557
      359,991     * INVENSYS PLC .................................           842
       63,000     * ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES CO LTD ..           135
      223,000     * KAWASAKI HEAVY INDUSTRIES LTD ................           238
       88,689       KOMATSU LTD ..................................           392
       14,000       KOMORI CORP ..................................           233
        2,631     e KONE CORP SERIES B ...........................           184
    1,720,285       KONINKLIJKE PHILIPS ELECTRONICS NV ...........        63,024
        9,000       KOYO SEIKO CO LTD ............................            64
      102,533       KUBOTA CORP ..................................           312
          482     * KUDELSKI S.A. (BR) ...........................           535
       11,000       KURITA WATER INDUSTRIES LTD ..................           144
       11,438     * KVAERNER INDUSTRIER AS SERIES A ..............            81
          237     * LOGITECH INTERNATIONAL .......................            60
        8,202       MAGNA INTERNATIONAL, INC (CLASS A) ...........           343
        1,000     e MAKINO MILLING MACHINE CO LTD ................             5
       12,000       MAKITA CORP ..................................            84
       17,103       METSO OYJ ....................................           191
       41,452       MINNESOTA MINING & MANUFACTURING CO ..........         4,995
      233,000       MITSUBISHI ELECTRIC CORP .....................         1,434
    2,776,468       MITSUBISHI HEAVY INDUSTRIES LTD ..............        12,108
      152,000     * MITSUI ENGINEERING & SHIP BUILDING CO LTD ....           140
       16,000       MORI SEIKI CO LTD ............................           178
        5,000     * NAVISTAR INTERNATIONAL CORP ..................           131
      673,704       NIPPON ELECTRIC CORP .........................        12,330
          743       NKT HOLDINGS AS ..............................           173
       75,000       NSK LTD ......................................           459
       45,000       NTN TOYO BEARING CO LTD ......................           140
        6,513       OKUMA CORP ...................................            21
       13,012       PACE MICRO TECHNOLOGY PLC ....................            88
       11,200       PARKER-HANNIFIN CORP .........................           494
       17,100       ROCKWELL INTERNATIONAL CORP ..................           814
       26,227    e* SANDVIK AB ...................................           631
        1,129       SANITEC OYJ ..................................             9
          277       SCHINDLER HOLDINGS LTD (REGD) ................           436
       19,842       SCHNEIDER ELECTRIC S.A .......................         1,448
       82,000       SEMBCORP INDUSTRIES LTD ......................            80
        1,054     * SGL CARBON AG ................................            56
       58,807     e SIEMENS AG. (REGD) ...........................         7,689
    4,120,500       SINGAPORE TECHNOLOGIES ENGINEERING LTD .......         6,630
      112,000       SMC CORP .....................................        14,417
       13,638       SMITH (HOWARD) LTD ...........................            64
        2,674       STORK NV .....................................            34
          311       SULZER WINTERTHUR AG. (REGD) .................           224
       14,616       SVENKA KULLAGERFABRIKEN AB SERIES B ..........           221
        5,206     * TANDBERG ASA .................................            48
       17,900       TOKYO ELECTRON CO LTD ........................           984
       17,103       TOMRA SYSTEMS AS .............................           332
      338,000       TOSHIBA CORP .................................         2,261
          100     e TOYODA AUTOMATIC LOOM WORKS LTD ..............             2
        5,000     * TSUGAMI CORP .................................            14
        4,500       UNITED DOMINION INDUSTRIES LTD ...............            54
        2,019       VA TECHNOLOGIE AG. (BR) ......................            61
       11,294     e VESTAS WIND SYSTEMS A/S ......................           611
        7,169       WARTSILA OYJ SERIES B ........................           133
       60,169       WASTE MANAGEMENT, INC ........................         1,670
       56,274       XEROX CORP ...................................           260
      834,000    e* YASKAWA ELECTRIC CORP ........................         5,412
       23,000       YOKOGAWA ELECTRIC CORP .......................           194
                                                                    ------------
                    TOTAL PRODUCER DURABLES ......................       392,446
                                                                    ------------
  TECHNOLOGY--21.23%
       24,000       ADOBE SYSTEMS, INC ...........................         1,397
       45,019     * AGILENT TECHNOLOGIES, INC ....................         2,465
       11,200    e* AKAMAI TECHNOLOGIES, INC .....................           236
    1,835,747     e ALCATEL ......................................       104,277
      145,071     e ALCATEL S.A. (SPON ADR) ......................         8,115
       17,000     e ALPS ELECTRIC CO LTD .........................           259
      660,947     * AMERICA ONLINE, INC ..........................        23,001
       20,100     * AMERICAN POWER CONVERSION CORP ...............           249
       30,900     * APPLE COMPUTER, INC ..........................           460
      363,250     * APPLIED MATERIALS, INC .......................        13,872
       24,000     * ARIBA, INC ...................................         1,287
    6,794,118     * ARM HOLDINGS PLC .............................        51,354
        6,000       ASAHI OPTICAL CO LTD .........................            13
        1,442     * ASCOM HOLDING AG .............................            94
       42,264     * ASM LITHOGRAPHY HOLDINGS NV ..................           960
       54,000       ASM PACIFIC TECHNOLOGY LTD ...................            77
       21,300     * ATI TECHNOLOGIES, INC ........................           121
       60,532       AUTOMATIC DATA PROCESSING, INC ...............         3,832
       87,954     * AVAYA, INC ...................................           907
       11,400       AVERY DENNISON CORP ..........................           626
       37,200     * BEA SYSTEMS, INC .............................         2,504
       25,300     * BMC SOFTWARE, INC ............................           354
       23,483     * BROADCOM CORP (CLASS A) ......................         1,973
       27,300     * BROADVISION, INC .............................           322
        5,400       CAE, INC .....................................            88
      449,000     * CANON, INC ...................................        15,727
       11,022       CAP GEMINI S.A ...............................         1,778
       19,735     * CELESTICA, INC ...............................         1,064
      772,264     * CERIDIAN CORP ................................        15,397
          800     * CERTICOM CORP ................................            16
      228,908     * CHECK POINT SOFTWARE TECHNOLOGIES LTD ........        30,574
      185,469     * CIENA CORP ...................................        15,069
    3,283,833     * CISCO SYSTEMS, INC ...........................       125,607
       46,000       CITIZEN WATCH CO LTD .........................           336
       30,153       CMG PLC ......................................           403
       29,600    e* CMGI, INC ....................................           166
        9,228     * COGNOS, INC ..................................           172
      332,800     * COMMERCE ONE, INC ............................         8,424
    1,444,511       COMPAQ COMPUTER CORP .........................        21,740
       58,135       COMPUTER ASSOCIATES INTERNATIONAL, INC .......         1,134
       16,800     * COMPUTER SCIENCES CORP .......................         1,010
      386,846       COMPUTERSHARE LTD ............................         1,855
       24,500     * COREL CORP ...................................            41
      378,850       CORNING, INC .................................        20,008
       21,179    e* CORVIS CORP ..................................           504
        9,500       CREATIVE TECHNOLOGY LTD ......................           108
        4,400       CSK CORP .....................................            64
       67,000     e DAI NIPPON PRINTING CO LTD ...................           998
        4,121    e* DAI NIPPON SCREEN MANUFACTURING CO LTD .......            20
       11,328       DASSAULT SYSTEMS S.A .........................           776
      906,418     * DELL COMPUTER CORP ...........................        15,806
       26,800     * EBAY, INC ....................................           884
       59,960     * EIDOS PLC ....................................           193
        2,000       ELEC & ELTEK INTERNATIONAL HOLDINGS LTD ......             0
       13,100     * ELECTRONIC ARTS, INC .........................           558
       49,192       ELECTRONIC DATA SYSTEMS CORP .................         2,841
    1,231,627     * EMC CORP .....................................        81,903
        6,319     * EPCOS AG .....................................           552
       12,500       EQUIFAX, INC .................................           359
    1,462,915       ERG LTD ......................................         2,227
    1,709,504       ERICSSON TELEFON (LM) AB SERIES B ............        19,477
      545,800     * EXODUS COMMUNICATIONS, INC ...................        10,916
       40,962       FIRST DATA CORP ..............................         2,158
       12,650     * FOUNDRY NETWORKS, INC ........................           190
      540,000     e FUJIKURA LTD .................................         4,048
      438,000       FURUKAWA ELECTRIC CO LTD .....................         7,652
       28,190       FUTURIS CORP LTD .............................            28
        4,100       GALILEO INTERNATIONAL, INC ...................            82

        SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report   o   57

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  TECHNOLOGY--(Continued)
       26,100     * GEAC COMPUTER CORP LTD .......................  $         42
       39,266       GETRONICS NV .................................           231
      185,000     * GLOBESPAN, INC ...............................         5,088
      196,828       HEWLETT-PACKARD CO ...........................         6,212
        3,400       HIROSE ELECTRIC CO LTD .......................           327
      157,800       HOYA CORP ....................................        11,607
       26,800     * IMMSI S.P.A ..................................            24
      394,162     * INFONET SERVICES CORP (CLASS B) ..............         1,971
       27,000     * INFOSPACE.COM, INC ...........................           239
       13,200     * INKTOMI CORP .................................           236
    3,399,780       INTEL CORP ...................................       102,206
      674,128       INTERNATIONAL BUSINESS MACHINES CORP .........        57,301
       20,200     * INTUIT, INC ..................................           797
        2,240     * IONA TECHNOLOGIES PLC ........................           162
    1,047,446     * JDS UNIPHASE CORP ............................        43,665
   12,825,800     * JOHNSON ELECTRIC HOLDINGS LTD ................        19,732
        1,000       KOKUYO CO LTD ................................            15
       20,000       KONICA CORP ..................................           164
       20,600       KYOCERA CORP .................................         2,249
        2,000     e KYOWA EXEO CORP ..............................            21
       24,800     * LEARNING TECHNOLOGY PLC ......................            32
      142,354       LINEAR TECHNOLOGY CORP .......................         6,584
    2,105,314       LOGICA PLC ...................................        55,036
        2,052       LONDON BRIDGE SOFTWARE HOLDINGS PLC ..........            10
      850,999     * LSI LOGIC CORP ...............................        14,544
    1,045,248       LUCENT TECHNOLOGIES, INC .....................        14,111
   11,036,602     * MARCONI PLC ..................................       118,538
       22,256     * MERKANTILDATA ASA ............................            87
      253,275     * MICRON TECHNOLOGY, INC .......................         8,991
    2,476,961     * MICROSOFT CORP ...............................       107,438
       27,000     e MINEBEA CO LTD ...............................           250
       26,288       MISYS PLC ....................................           259
      122,000       MORITEX CORP .................................         5,213
      734,160       MOTOROLA, INC ................................        14,867
      111,525       MURATA MANUFACTURING CO LTD ..................        13,086
       51,000       NATSTEEL ELECTRONICS LTD .....................           231
        2,700    e* NAVISIONDAMGAARD A/S .........................            48
          300       NET ONE SYSTEMS CO LTD .......................         7,487
      552,356     e NGK SPARK PLUG CO LTD ........................         8,077
        3,500     e NIDEC CORP ...................................           165
       42,000       NIKON CORP ...................................           449
        3,000     e NIPPON COMSYS CORP ...........................            54
       11,000       NITTO DENKO CORP .............................           299
    2,429,104       NOKIA OYJ ....................................       108,333
      270,208       NORTEL NETWORKS CORP .........................         8,680
    1,040,461       NORTEL NETWORKS CORP (U.S.) ..................        33,360
       38,000     * NOVELL, INC ..................................           198
       40,000       OLYMPUS OPTICAL CO LTD .......................           692
       48,000       OMNI INDUSTRIES LTD ..........................            71
       18,000       OMRON CORP ...................................           374
      494,242     * ON SEMICONDUCTOR CORP ........................         2,595
          629     * OPTICOM ASA ..................................            40
    2,744,716     * ORACLE CORP ..................................        79,768
        7,430       OXFORD INSTRUMENTS GROUP PLC .................            20
       56,148     * PALM, INC ....................................         1,590
       29,100     * PARAMETRIC TECHNOLOGY CORP ...................           391
       37,200       PAYCHEX, INC .................................         1,809
       27,812     * PEOPLESOFT, INC ..............................         1,034
      205,064     * PMC-SIERRA, INC ..............................        16,123
       18,700     * PORTAL SOFTWARE, INC .........................           147
       25,463       PSION PLC ....................................           109
       90,000     * QPL INTERNATIONAL HOLDINGS LTD ...............            52
      325,130     * QUALCOMM, INC ................................        26,722
       18,600     * RATIONAL SOFTWARE CORP .......................           724
        1,077       RICOH CO LTD .................................            20
       39,366       ROHM CO ......................................         7,480
      117,487       SAGE GROUP PLC ...............................           538
        5,083     e SAGEM S.A.(NEW) ..............................           680
      400,959     * SANMINA CORP .................................        30,723
        9,950       SAP AG .......................................         1,157
       11,400     * SAPIENT CORP .................................           136
      536,020     * SATYAM COMPUTER SERVICES LTD .................         3,706
        4,000     * SEIKO CORP ...................................            14
       20,700     * SEIKOH GIKEN CO LTD ..........................         4,785
       58,570       SEMA PLC .....................................           258
       42,000     * SIEBEL SYSTEMS, INC ..........................         2,840
        8,000       SINGAPORE COMPUTER SYSTEMS LTD ...............            10
      931,317     * SOLECTRON CORP ...............................        31,572
   12,148,293       SPIRENT PLC ..................................       110,697
       88,962     e ST MICROELECTRONICS NV .......................         3,884
        2,976     * STONESOFT OYJ ................................            43
      593,000     e SUMITOMO ELECTRIC INDUSTRIES CO ..............         9,731
      231,544     * SUN MICROSYSTEMS, INC ........................         6,454
        6,000       SUWA INTERNATIONAL HOLDINGS LTD ..............             0
        8,940       TAIYO YUDEN CO LTD ...........................           299
      172,672       TEXAS INSTRUMENTS, INC .......................         8,180
        5,000     * THE DESCARTES SYSTEMS GROUP, INC .............           118
        9,700       TIETOENATOR CORP .............................           276
       89,000       TOPPAN PRINTING CO LTD .......................           775
       13,863     * TRANSMETA CORP ...............................           326
       37,000       VARITRONIX INTERNATIONAL LTD .................            34
       35,000       VENTURE MANUFACTURING LTD (SINGAPORE) ........           234
       19,300     * VERISIGN, INC ................................         1,432
           26     * VERITAS SOFTWARE CORP ........................             2
       23,000     * VIGNETTE CORP ................................           414
        7,700     * WALT DISNEY INTERNET GROUP ...................            33
       46,000       WM-DATA AB SERIES B ..........................           221
      193,440     * YAHOO, INC ...................................         5,815
       43,016       YAMAHA CORP ..................................           422
                                                                    ------------
                    TOTAL TECHNOLOGY .............................     1,775,994
                                                                    ------------
  TRANSPORTATION--1.17%
       10,897     * AIR CANADA, INC ..............................            99
      155,978    e* ALITALIA S.P.A ...............................           280
        6,000    e* ALL NIPPON AIRWAYS CO LTD ....................            20
      438,160     * AMR CORP .....................................        17,170
        1,500       AUSTRIAN AIRLINES/OEST LUFTV AG ..............            17
        8,714     * BALLARD POWER SYSTEMS, INC ...................           548
       10,212       BERGESEN D.Y. AS (CLASS B) ...................           147
       21,911       BRAMBLES INDUSTRIES LTD ......................           511
      108,538       BRITISH AIRWAYS PLC ..........................           633
       30,789       BURLINGTON NORTHERN SANTA FE CORP ............           872
       34,343       CANADIAN PACIFIC LTD .........................           977
      360,000       CATHAY PACIFIC AIRWAYS LTD ...................           665
          202       CENTRAL JAPAN RAILWAY CO .....................         1,243
          700       CMB CIE MARITIME BELGE S.A ...................            53
      160,202     * CONTINENTAL AIRLINES, INC (CLASS B) ..........         8,270
        9,300       CSX CORP .....................................           241
          111       DAMPSKIBSSELSKABET AF 1912 (CLASS B) .........           963
           77       DAMPSKIBSSELSKABET SVENDBORG (CLASS B) .......           901
       13,800       DELTA AIRLINES, INC ..........................           693
       48,597     e DEUTSCHE LUFTHANSA AG. (REGD) ................         1,231
          404       EAST JAPAN RAILWAY CO ........................         2,370
       18,926       EXEL PLC .....................................           269
       30,572     * FEDEX CORP ...................................         1,222
        2,200       FINNLINES OYJ ................................            37
        4,156     * FRONTLINE LTD ................................            56
          400     * HAI SUN HUP WTS 05/10/02 .....................             0
          100       HONG KONG AIRCRAFT ENGINEERING CO LTD ........             0
          486       IRISH CONTINENTAL GROUP PLC ..................             3
      173,600       JAPAN AIRLINES CO LTD ........................           795
       29,000       KAMIGUMI CO LTD ..............................           130

58  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  TRANSPORTATION--(Continued)
          975       KAWASAKI KISEN KAISHA LTD ....................  $          1
       69,000     e KEIHIN ELECTRIC EXPRESS RAILWAY CO LTD .......           274
      100,797       KINKI NIPPON RAILWAY CO LTD ..................           420
        5,439     * KLM (ROYAL DUTCH AIRLINES) NV ................           125
        1,812     * LEIF HOEGH & CO ..............................            15
      497,000       MALAYSIAN AIRLINE SYSTEM BERHAD ..............           502
    1,257,978       MAYNE NICKLESS LTD ...........................         4,083
        2,000       MITSUBISHI LOGISTICS CORP ....................            18
          474       MITSUI OSK LINES LTD .........................             1
       12,000       MITSUI-SOKO CO LTD ...........................            23
          125       NAGOYA RAILROAD CO LTD .......................             0
       91,124     * NEPTUNE ORIENT LINES LTD .....................            71
      103,000       NIPPON EXPRESS CO LTD ........................           622
      145,000       NIPPON YUSEN KABUSHIKI KAISHA ................           599
       65,500       NORFOLK SOUTHERN CORP ........................           872
       65,179       PENINSULAR & ORIENTAL STEAM NAVIGATION CO ....           309
       52,986     * RAILTRACK GROUP PLC ..........................           732
       35,553     * RYANAIR HOLDINGS PLC .........................           384
      287,074       SABRE HOLDINGS CORP ..........................        12,380
          104       SAIRGROUP ....................................            17
        4,200     e SAS DANMARK AS ...............................            43
        3,000     e SAS NORGE ASA SERIES B .......................            32
       73,000       SEINO TRANSPORTATION CO LTD ..................           307
       20,000       SINGAPORE AIRLINES LTD .......................           195
      760,500       SINGAPORE AIRLINES LTD (LR) ..................         7,544
      237,894       SOUTHWEST AIRLINES CO ........................         7,977
      226,385       STAGECOACH HOLDINGS PLC ......................           223
          228       TEEKAY SHIPPING CORP .........................             9
        9,000       TOBU RAILWAY CO LTD ..........................            26
    3,252,000       TOKYU CORP ...................................        17,542
        1,500     * U.S. AIRWAYS GROUP, INC ......................            61
       25,100       UNION PACIFIC CORP ...........................         1,274
          800     * UNITOR AS ....................................             5
       36,000     * VAN DER HORST LTD ............................             0
       54,122       YAMATO TRANSPORT CO LTD ......................           995
                                                                    ------------
                    TOTAL TRANSPORTATION .........................        98,097
                                                                    ------------
  UTILITIES--8.49%
       45,800     * AES CORP .....................................         2,536
       23,567     e AGUAS DE BARCELONA S.A .......................           288
      711,476       AMERICAN ELECTRIC POWER CO, INC ..............        33,084
          323     * AQUAS DE BARCELONA S.A. (NEW) ................             4
    1,814,636       AT & T CORP ..................................        31,416
       37,300    e* AT&T WIRELESS GROUP ..........................           646
      864,155     e AUSTRALIA GAS LIGHT CO .......................         6,110
        7,255       AUTOPISTAS CONCESIONARIA ESPANOLA S.A ........            63
      116,001       AUTROSTRADE S.P.A ............................           768
       42,865       AWG PLC ......................................           368
   15,554,560     * AWG PLC REDEEMABLE SHS .......................            20
       79,472       BCE, INC .....................................         2,291
      171,152       BELLSOUTH CORP ...............................         7,007
       33,269     e BOUYGUES S.A .................................         1,507
       43,864       BRISA-AUTO ESTRADAS DE PORTUGAL S.A ..........           391
      655,733     * BRITISH TELECOMMUNICATIONS PLC ...............         5,603
      402,528     * BROADWING, INC ...............................         9,183
    2,591,025       CABLE & WIRELESS PLC .........................        34,950
      103,209     * CHINA MOBILE LTD (HONG KONG)(SPON ADR) .......         2,800
          100       CHUBU ELECTRIC POWER CO, INC .................             2
      217,799       CLP HOLDINGS LTD .............................         1,086
      183,508       COASTAL CORP .................................        16,206
    2,528,691     * COLT TELECOM GROUP PLC .......................        54,394
       18,700       CONSTELLATION ENERGY GROUP, INC ..............           843
       87,294       CONTACT ENERGY LTD ...........................           102
       59,400     * COX COMMUNICATIONS, INC (CLASS A) ............         2,766
      568,659     e DEUTSCHE TELEKOM AG ..........................        17,139
       24,439       DOMINION RESOURCES, INC ......................         1,637
      929,642       DTE ENERGY CO ................................        36,198
       27,023       DUKE ENERGY CORP .............................         2,304
       68,923     e E.ON AG ......................................         4,193
       59,400       EDISON INTERNATIONAL CO ......................           928
      227,385     * EIRCOM PLC ...................................           576
       20,700       EL PASO ENERGY CORP ..........................         1,483
        5,566       ELECTRABEL NV ................................         1,258
       10,950       ELECTRABEL S.A. (STRIP VVPR) .................             2
      305,067       ELECTRICIDADE DE PORTUGAL S.A ................         1,008
       93,174     e ENDESA S.A ...................................         1,588
      732,742     e ENEL S.P.A ...................................         2,848
      448,723       ENRON CORP ...................................        37,300
       50,200       ENTERGY CORP .................................         2,124
       39,366       EXELON CORP ..................................         2,764
      405,488       FIRSTENERGY CORP .............................        12,798
       10,700       FPL GROUP, INC ...............................           768
      146,521     e FRANCE TELECOM S.A ...........................        12,649
          300       HAFSLUND AS SERIES A .........................             1
       99,816       IBERDROLA S.A ................................         1,251
       13,406       INNOGY HOLDINGS PLC ..........................            39
      117,747     * INTERNATIONAL POWER PLC ......................           441
       90,390       KANSAI ELECTRIC POWER CO, INC ................         1,535
       94,632     e KPN NV .......................................         1,089
       35,800     * LEVEL 3 COMMUNICATIONS, INC ..................         1,175
       53,600     * METROMEDIA FIBER NETWORK, INC (CLASS A) ......           543
       60,199     * NATIONAL GRID GROUP PLC ......................           547
       14,534     * NETCOM AB SERIES B ...........................           604
       75,976     * NEXTEL COMMUNICATIONS, INC (CLASS A) .........         1,880
        5,838       NIPPON TELEGRAPH & TELEPHONE CORP ............        42,073
           11       NISOURCE, INC ................................             0
        1,649     * NISOURCE, INC (SAILS) ........................             5
          201       NTT DOCOMO, INC ..............................         3,467
        3,321       OESTERREICHISCHE ELEKTRIZITAETSWIRSCHAFTS AG .           337
    1,391,808     * PACIFIC CENTURY CYBERWORKS LTD ...............           901
      515,524       PG&E CORP ....................................        10,310
      106,671       PORTUGAL TELECOM S.A .........................           975
       11,210       PPL CORP .....................................           507
      735,914     * PRICE COMMUNICATIONS CORP ....................        12,373
       11,400       PROGRESS ENERGY, INC .........................           561
      564,805    e* PSINET, INC ..................................           406
      180,600     * QWEST COMMUNICATIONS INTERNATIONAL , INC .....         7,405
      296,927     * RCN CORP .....................................         1,874
       29,900       RELIANT ENERGY, INC ..........................         1,295
       64,428     * RHEIN-WESTFALEN ELECTRIC AG. (STAMM) .........         2,858
    1,532,198       SBC COMMUNICATIONS, INC ......................        73,167
      295,473     * SCOTTISH POWER PLC ...........................         2,335
       64,418       SEMPRA ENERGY ................................         1,498
      637,687     * SINGAPORE TELECOMMUNICATIONS LTD .............           989
       74,484       SONERA GROUP OYJ .............................         1,350
       58,600       SOUTHERN CO ..................................         1,948
        8,400       SUEZ LYONNAISE (STRIP VVPR) ..................             0
        9,043       SUEZ LYONNAISE DES EAUX ......................         1,651
       12,544       SUEZ LYONNAISE DES EAUX ......................         2,291
        7,299       SWISSCOM AG. (REGD) ..........................         1,899
      746,839     e TELECOM ITALIA S.P.A .........................         5,960
       22,117     e TELE DANMARK AS ..............................           901
      175,393     e TELECOM CORP OF NEW ZEALAND LTD ..............           373
      401,843     e TELECOM ITALIA S.P.A .........................         4,444
       14,000       TELECOM ITALIA RISP ..........................            84
    1,265,830     * TELEFONICA DE ESPANA S.A .....................        20,917
       32,036     * TELEFONICA S.A. (SPON ADR) ...................         1,602
      151,314     * TELIA AB .....................................           778
      767,587       TELSTRA CORP .................................         2,740
          938       TELUS CORP (NON-VOTE) ........................            25
        8,487    e* TISCALI S.P.A ................................           144
      270,487     * TNPC, INC ....................................         2,654

        SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report   o   59

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2000
--------------------------------------------------------------------------------

     SHARES                                                          VALUE (000)
   ----------                                                        ----------
  UTILITIES--(Continued)
       54,100       TOHOKU ELECTRIC POWER CO, INC ................  $        723
      152,083     e TOKYO ELECTRIC POWER CO, INC .................         3,775
       12,300       TRANSALTA CORP ...............................           180
      246,174       TXU CORP .....................................        10,909
      107,868     * TYCOM LTD ....................................         2,414
       38,593       UNION ELECTRICA FENOSA S.A ...................           708
       36,911     * UNITED UTILITIES PLC .........................           367
      273,263       VERIZON COMMUNICATIONS .......................        13,697
    1,014,966    e* VIATEL, INC ..................................         3,774
      101,177     f VIDESH SANCHAR NIGAM LTD .....................         1,305
       24,394     * VIVENDI UNIVERSAL WTS 05/02/01 ...............            44
   17,811,465     * VODAFONE GROUP PLC ...........................        65,320
       42,782       VODAFONE GROUP PLC (SPON ADR) ................         1,532
      334,232     * WESTERN WIRELESS CORP (CLASS A) ..............        13,098
       46,800       WILLIAMS COS, INC ............................         1,869
    1,017,133     * WORLDCOM, INC ................................        14,303
                                                                    ------------
                    TOTAL UTILITIES ..............................       710,219
                                                                    ------------
                    TOTAL COMMON STOCK
                    (Cost $ 7,896,986) ...........................     8,103,142
                                                                    ------------
  PRINCIPAL
   -------
SHORT TERM INVESTMENTS--4.64%
  COMMERCIAL PAPER--1.68%

$ 9,600,000       c BELLSOUTH CAPITAL FUNDING CORP
                      6.400%, 02/07/01 ...........................         9,535
  3,500,000     c,d BETA FINANCE, INC
                      6.620%, 01/19/01 ...........................         3,488
  7,234,000       c CIESCO LP
                      6.620%, 01/03/01 ...........................         7,230
  9,000,000       d CONAGRA, INC
                      7.070%, 01/05/01 ...........................         8,990
  9,600,000       c CORPORATE ASSET FUNDING CORP, INC
                      6.350%, 02/16/01 ...........................         9,520
  8,100,000       c ENTERPRISE FUNDING CORP
                      6.630%, 01/04/01 ...........................         8,094
  9,600,000         EQUILON ENTERPRISES LLC
                      6.540%, 01/11/01 ...........................         9,581
  9,600,000     c,d GOVCO, INC
                      6.540%, 02/09/01 ...........................         9,532
  9,600,000       c JOHNSON & JOHNSON
                      6.200%, 03/12/01 ...........................         9,481
  5,650,000       c MCDONALD'S CORP
                      6.500%, 01/04/01 ...........................         5,646
  9,600,000         MORGAN STANLEY DEAN WITTER
                      6.600%, 01/08/01 ...........................         9,586
  1,894,000       c NORFOLK SOUTHERN CORP
                      7.250%, 01/16/01 ...........................         1,887
  9,600,000         PACCAR FINANCIAL CORP
                      6.470%, 01/31/01 ...........................         9,547
  9,600,000     c,d PARK AVENUE RECEIVABLES CORP
                      6.530%, 02/06/01 ...........................         9,537
  9,600,000         PRAXAIR, INC
                      7.320%, 01/30/01 ...........................         9,540
  9,600,000         SALOMON SMITH BARNEY HOLDINGS, INC
                      6.600%, 01/02/01 ...........................         9,597
  9,600,000         TORONTO DOMINION HOLDINGS (U.S.)
                      6.590%, 01/12/01 ...........................         9,579
                                                                    ------------
                                                                         140,370
                                                                    ------------
  MEDIUM TERM NOTE--0.11%

$ 9,200,000       d GENERAL MOTORS ACCEPTANCE CORP
                      6.700%, 04/30/01 ...........................  $     9,204
                                                                    -----------
  U.S. GOVERNMENT AND AGENCIES--2.85%
                  FEDERAL HOME LOAN BANK (FHLB)
   11,450,000       5.000%, 01/02/01 .............................       11,445
    5,950,000       6.330%, 01/17/01 .............................        5,932
   16,270,000       6.220%, 01/18/01 .............................       16,219
   40,000,000       6.210%, 01/24/01 .............................       39,832
   50,000,000       6.220%, 01/26/01 .............................       49,773
                  FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
   13,000,000       6.430%, 01/02/01 .............................       12,996
   20,000,000     d 6.420%, 01/09/01 .............................       19,969
   27,325,000     d 6.210%, 01/23/01 .............................       27,215
   10,000,000     d 6.230%, 01/30/01 .............................        9,948
   33,495,000     d 6.415%, 02/15/01 .............................       33,230
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
    3,920,000       6.330%, 01/10/01 .............................        3,913
    8,275,000       6.430%, 01/25/01 .............................        8,237
                                                                    -----------
                                                                        238,709
                                                                    -----------
                  TOTAL SHORT TERM INVESTMENTS
                    (Cost $388,328) ..............................      388,283
                                                                    -----------
                  TOTAL PORTFOLIO--101.99%
                    (Cost $8,326,840) ............................    8,530,997
                  OTHER ASSETS & LIABILITIES, NET--(1.99%) .......     (167,310)
                                                                    -----------
                  NET ASSETS--100.00% ............................  $ 8,363,687
                                                                    ===========

----------
*  Non-income producing
a  Affiliated holding
b  In bankruptcy
c Commerical paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
e  All or a portion of these securities are out on loan.
f Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 2000, the value of these securities amounted to $3,163,830 or 0.04% of net assets.

   Additional information on each restricted security is as follows:

                                                  ACQUISITION        ACQUISITION
SECURITY                                             DATE               COST
--------                                          -----------        -----------
VIDESH SANCHAR NIGAM LTD (SPONS GDR)                09/13/00         $4,107,705
L'AIR LIQUIDE S.A. (REGD)                           10/29/96            344,498
L'AIR LIQUIDE S.A. (REGD) 2001                      01/05/99            741,186
LAFARGE S.A. (REGD) 2001                            01/05/99            691,748
SILVERSTONE BERHAD                                  12/30/98                804
                                                                     ----------
                                                                     $5,885,941
                                                                     ==========

TRANSACTIONS WITH AFFILIATED COMPANIES - JANUARY 1, 2000--DECEMBER 31, 2000
--------------------------------------------------------------------------------

                        VALUE AT                                                                        SHARES AT        VALUE AT
                      DECEMBER 31,      PURCHASE         SALES        REALIZED          DIVIDEND       DECEMBER 31,    DECEMBER 31,
    ISSUE                 1999            COST         PROCEEDS      GAIN (LOSS)         INCOME            2000            2000
    -----             ------------     -----------    -----------   ------------        --------        ---------      -----------
IHC CALAND NV              *           $54,142,088    $41,897,280   $11,424,077        $2,156,974       1,508,402      $70,811,932
                         -----         -----------    -----------   ------------        --------        ---------      -----------
TOTAL AFFILIATED
  TRANSACTION             $  0         $54,142,088    $41,897,280   $11,424,077        $2,156,974                       $70,811,932
                         =====         ===========    ===========   ============       ==========                       ===========

----------
*  Not an affiliate as of December 31, 1999

60  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
CORPORATE BONDS--0.07%
  CONSUMER CYCLICAL--0.00%
  $   6,500         UGLY DUCKLING CORP (SUBDEB)
                      12.000%, 10/23/03 ..........................  $          7
                                                                    ------------
                      TOTAL CONSUMER CYCLICAL ....................             7
                                                                    ------------
  TECHNOLOGY--0.07%
                     MAYAN NETWORKS
    9,360,000          5.250%, 11/01/05 ..........................         9,360
                                                                    ------------
                      TOTAL TECHNOLOGY ...........................         9,360
                                                                    ------------
                      TOTAL CORPORATE BONDS
                      (Cost $9,368) ..............................         9,367
                                                                    ------------
   SHARES
    -----
PREFERRED STOCK--0.00%
  BASIC INDUSTRIES --0.00%
        3,895         SEALED AIR CORP (CLASS A) ..................           125
                                                                    ------------
                      TOTAL BASIC INDUSTRIES .....................           125
                                                                    ------------
  HEALTH CARE--0.00%
       32,800       * FRESENIUS MEDICAL CARE HOLDINGS ............             1
                                                                    ------------
                      TOTAL HEALTH CARE ..........................             1
                                                                    ------------
  TECHNOLOGY--0.00%
          264         SUPERIOR TRUST I SERIES A ..................             2
                                                                    ------------
                      TOTAL TECHNOLOGY ...........................             2
                                                                    ------------
                      TOTAL PREFERRED STOCK
                        (Cost $186) ..............................           128
                                                                    ------------
COMMON STOCK--99.18%
  AEROSPACE AND DEFENSE--0.65%
        8,400     * ALLIANT TECHSYSTEMS, INC .....................           561
       12,200     * ARMOR HOLDINGS, INC ..........................           213
       53,330       BOEING CO ....................................         3,520
      117,100     * ECHOSTAR COMMUNICATIONS CORP (CLASS A) .......         2,664
    3,413,800     * GENERAL MOTORS CORP (CLASS H) ................        78,517
       31,500    e* MOTIENT CORP .................................           126
       27,500     * ORBITAL SCIENCES CORP ........................           113
       16,687     * PANAMSAT CORP ................................           579
       15,100     * PEGASUS COMMUNICATIONS CORP ..................           389
        5,100       PERKINELMER, INC .............................           536
       46,000     * REMEC, INC ...................................           443
       37,400     * TELEDYNE TECHNOLOGIES, INC ...................           884
                                                                    ------------
                    TOTAL AEROSPACE AND DEFENSE ..................        88,545
                                                                    ------------
  BASIC INDUSTRIES--0.26%
       15,400       AMCOL INTERNATIONAL CORP .....................            73
        5,994       APTARGROUP, INC ..............................           176
      209,200     * BATTLE MOUNTAIN GOLD CO ......................           353
       10,700     * BUCKEYE TECHNOLOGIES, INC ....................           150
        8,600       CABOT CORP ...................................           227
        6,780     * CABOT MICROELECTRONICS CORP ..................           352
       25,800       CAMBREX CORP .................................         1,167
        7,600       CARLISLE COS, INC ............................           326
       63,700     * CELGENE CORP .................................         2,070
        3,000     * COLLINS & AIKMAN CORP ........................            13
       31,600       CONSOL ENERGY, INC ...........................           883
       88,652       CROMPTON CORP ................................           931
       64,600     * DAL-TILE INTERNATIONAL, INC ..................           917
        1,900       DELTIC TIMBER CORP ...........................            45
       27,500     * DIONEX CORP ..................................           949
       32,500     * EARTHSHELL CORP ..............................            42
       25,901       ECOLAB, INC ..................................         1,119
       17,400       ELCOR CORP ...................................           294
       18,175     * ENCOMPASS SERVICES CORP ......................            92
       18,350     * ENERGY CONVERSION DEVICES, INC ...............           372
       12,632       FERRO CORP ...................................           291
        5,700       FLORIDA ROCK INDUSTRIES, INC .................           223
       53,104     * FREEPORT-MCMORAN COPPER & GOLD, INC
                      (CLASS A) ..................................           438
      100,250     * FREEPORT-MCMORAN COPPER & GOLD, INC
                      (CLASS B) ..................................           858
       32,700     * GAYLORD CONTAINER CORP (CLASS A) .............            33
        5,800       GENTEK, INC ..................................            96
       17,900       GEORGIA GULF CORP ............................           305
       39,500       GEORGIA-PACIFIC CORP (TIMBER GROUP) ..........         1,183
          200       GIBRALTAR STEEL CORP .........................             4
       31,700     * GRACE W.R. & CO ..............................           101
       41,200       HOMESTAKE MINING CO ..........................           173
        4,859       HORTON (D.R.), INC ...........................           119
            3       ICN PHARMACEUTICALS, INC .....................             0
           30       IMC GLOBAL, INC ..............................             0
       21,700     * INSITUFORM TECHNOLOGIES, INC (CLASS A) .......           865
       10,500     * INTEGRATED ELECTRICAL SERVICES, INC ..........            62
       14,100     * IVEX PACKAGING CORP ..........................           154
          300       LIQUI-BOX CORP ...............................            11
       27,500     * LONE STAR TECHNOLOGIES, INC ..................         1,059
       20,300       MACDERMID, INC ...............................           386
       18,800     * MATTSON TECHNOLOGY, INC ......................           194
       12,900       METALS U.S.A., INC ...........................            36
       72,400       METRIS COS, INC ..............................         1,905
        9,500     * MOBILE MINI, INC .............................           219
        3,000     * MUELLER INDUSTRIES, INC ......................            80
       24,390       NEWMONT MINING CORP ..........................           416
        5,500       NL INDUSTRIES, INC ...........................           133
        5,718     * NVR, INC .....................................           707
       54,200     * OAK TECHNOLOGY, INC ..........................           471
       16,900     * OAKLEY, INC ..................................           228
        1,300       OLIN CORP ....................................            29
        4,400       OM GROUP, INC ................................           240
       32,900     * PACKAGING CORP OF AMERICA ....................           531
          400       PENN ENGINEERING & MANUFACTURING CORP ........            14
       56,500       PENN VIRGINIA CORP ...........................         1,875
        2,600       RELIANCE STEEL & ALUMINUM CO .................            64
       37,300     * SCICLONE PHARMACEUTICALS, INC ................           149
       89,395     * SEALED AIR CORP ..............................         2,727
       33,436     * SHAW GROUP, INC ..............................         1,672
        5,685     * SIMPSON MANUFACTURING CO, INC ................           290
          400       SKYLINE CORP .................................             8
       70,755       SOLUTIA, INC .................................           849
       11,300       SPARTECH CORP ................................           232
       18,200     * STEEL DYNAMICS, INC ..........................           200
       45,400     * STILLWATER MINING CO .........................         1,786
       44,500     * TECHNE CORP ..................................         1,605
       18,548       TREDEGAR CORP ................................           323
        6,800     * TREX CO, INC .................................           171
        9,900       WATSCO, INC ..................................           114
       13,100       WD-40 CO .....................................           255
        5,800       WILLAMETTE INDUSTRIES, INC ...................           272
                                                                    ------------
                    TOTAL BASIC INDUSTRIES .......................        34,707
                                                                    ------------
  CONSUMER CYCLICAL--7.67%
       15,733     * 99 CENTS ONLY STORES .........................           431
      116,454     * ABERCROMBIE & FITCH CO (CLASS A) .............         2,329
       11,850     * ACCLAIM ENTERTAINMENT, INC ...................             4
       16,200       ACKERLEY GROUP, INC ..........................           146
       51,400     * ACNEILSEN CORP ...............................         1,863
        6,500       ADVANCED MARKETING SERVICES, INC .............           113
        2,100     * ALEXANDERS, INC ..............................           142
        2,500     * AMERICAN AXLE & MANUFACTURING HLDS,INC .......            20
        9,200     * AMERICAN CLASSIC VOYAGES CO ..................           129
       26,000     * AMERICAN EAGLE OUTFITTERS, INC ...............         1,099
       91,800     * AMERICREDIT CORP .............................         2,502
        5,700     * ANN TAYLOR STORES CORP .......................           142
       97,738     * APOLLO GROUP, INC (CLASS A) ..................         4,807
       20,140     * APPLEBEE'S INTERNATIONAL, INC ................           633
       25,300     * ARGOSY GAMING CO .............................           485
        9,358       ARVINMERITOR, INC ............................           106
    2,500,310     * AT & T CORP - LIBERTY MEDIA (CLASS A) ........        33,910
        2,481     * AVIS GROUP HOLDINGS, INC .....................            81
        7,600     * AZTAR CORP ...................................            98
       28,000    e* BALLY TOTAL FITNESS HOLDINGS CORP ............           949

        SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report   o   61

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
  CONSUMER CYCLICAL--(Continued)
       28,300     * BE FREE, INC .................................  $         62
          300     * BEASLEY BROADCAST GROUP, INC (CLASS A) .......             2
        7,200     * BEBE STORES, INC .............................           154
      280,740     * BED BATH & BEYOND, INC .......................         6,282
        7,900       BLOCKBUSTER, INC (CLASS A) ...................            66
       28,000     * BOYDS COLLECTION LTD .........................           261
        7,200     * BUCA, INC ....................................           106
       72,000       CALLAWAY GOLF CO .............................         1,341
       57,600     * CATALINA MARKETING CORP ......................         2,243
       27,033     * CEC ENTERTAINMENT, INC .......................           923
        1,900     * CENTRAL GARDEN & PET CO ......................            13
       11,000     * CHAMPIONSHIP AUTO RACING TEAMS, INC ..........           231
       16,300     * CHICO'S FAS, INC .............................           340
       19,900    e* CHILDREN'S PLACE RETAIL STORES, INC ..........           403
       65,078     * CHOICE HOTELS INTERNATIONAL, INC .............           891
       46,200     * CITADEL COMMUNICATIONS CORP ..................           554
       33,447       CLAIRE'S STORES, INC .........................           600
    1,269,883     * CLEAR CHANNEL COMMUNICATIONS, INC ............        61,510
        5,000     * CLEAR CHANNELCOMMUNICATIONS, INC
                      WTS 09/18/01 ...............................            33
        4,500     * COLDWATER CREEK, INC .........................           140
        8,600     * COLUMBIA SPORTSWEAR CO .......................           428
       61,300     * CONSOLIDATED STORES CORP .....................           651
       44,000     * COPART, INC ..................................           946
       34,100     * COX RADIO, INC (CLASS A) .....................           769
        8,200       CPI CORP .....................................           164
        6,100     * CROWN MEDIA HOLDINGS, INC (CLASS A) ..........           124
       14,804       DANAHER CORP .................................         1,012
        5,700     * DIGITAL IMPACT, INC ..........................            13
       12,350     * DIRECT FOCUS, INC ............................           414
    1,502,900       DISNEY (WALT) CO .............................        43,490
      196,256       DOLLAR GENERAL CORP ..........................         3,704
      134,025     * DOLLAR TREE STORES, INC ......................         3,284
       19,657       DONALDSON CO, INC ............................           547
        8,600       DOVER DOWNS ENTERTAINMENT, INC ...............            96
       21,700       DOW JONES & CO, INC ..........................         1,229
       13,700     * EMMIS COMMUNICATIONS CORP (CLASS A) ..........           393
        1,300       EXIDE CORP ...................................            10
       16,500     * EXTENDED STAY AMERICA, INC ...................           212
       26,496       FACTSET RESEARCH SYSTEMS, INC ................           982
       23,600     * FAIRFIELD COMMUNITIES, INC ...................           332
      125,900       FAMILY DOLLAR STORES, INC ....................         2,699
        5,800       FEDDERS CORP .................................            27
        5,800     * FINE HOST CORP ...............................             0
        4,400     * FOOTSTAR, INC ................................           218
        9,600       FOREST CITY ENTERPRISES, INC (CLASS A) .......           376
       14,725     * FOSSIL, INC ..................................           213
       50,700     * FOX ENTERTAINMENT GROUP, INC (CLASS A) .......           906
        5,750       G & K SERVICES, INC (CLASS A) ................           162
      661,632       GAP, INC .....................................        16,872
      471,600     * GEMSTAR-TV GUIDE INTERNATIONAL, INC ..........        21,753
       25,400     * GENESCO, INC .................................           621
       80,700     * GENTEX CORP ..................................         1,503
       22,973       GRACO, INC ...................................           951
          100       GREY GLOBAL GROUP, INC .......................            65
       12,800     * GROUP 1 AUTOMOTIVE, INC ......................           120
        6,100     * GUESS ?, INC .................................            32
       24,800     * GUITAR CENTER, INC ...........................           282
       93,700     * HANOVER DIRECT, INC ..........................            35
           30       HARCOURT GENERAL, INC ........................             2
        9,400       HARMAN INTERNATIONAL INDUSTRIES, INC .........           343
        5,600       HARTE-HANKS, INC .............................           133
       14,400     * HAYES LEMMERZ INTERNATIONAL, INC .............            96
        8,600     * HEARST-ARGYLE TELEVISION, INC ................           176
       93,200     * HISPANIC BROADCASTING CORP ...................         2,377
       23,900     * HOLLYWOOD ENTERTAINMENT CORP .................            25
        6,000     * HOLLYWOOD MEDIA CORP .........................            23
       19,600     * HOT TOPIC, INC ...............................           322
       17,400       HOUGHTON MIFFLIN CO ..........................           807
        3,600     * IMPCO TECHNOLOGIES, INC ......................            43
      132,725     * INFINITY BROADCASTING CORP (CLASS A) .........         3,708
       10,500     * INFORMATION HOLDINGS, INC ....................           246
       82,100     * INTELECT COMMUNICATIONS, INC .................            31
       80,199     * INTERNATIONAL GAME TECHNOLOGY CO .............         3,850
       10,300       INTERNATIONAL SPEEDWAY CORP (CLASS A ) .......           391
    1,391,351       INTERPUBLIC GROUP OF COS, INC ................        59,219
       30,000     * INTERTAN, INC ................................           349
      101,150       INTIMATE BRANDS, INC (CLASS A) ...............         1,517
       20,200     * INTRANET SOLUTIONS, INC ......................         1,030
       31,600     * ISLE OF CAPRI CASINOS, INC ...................           336
       42,104     * JACK IN THE BOX, INC .........................         1,239
       12,250     * JAKKS PACIFIC, INC ...........................           112
       29,038     * JONES APPAREL GROUP, INC .....................           935
        8,728     * KENNETH COLE PRODUCTIONS, INC (CLASS A) ......           351
       12,900     * KEY3MEDIA GROUP, INC .........................           157
       12,200     * KIRBY CORP ...................................           256
      359,302     * KOHL'S CORP ..................................        21,917
       30,000     * LAMAR ADVERTISING CO (CLASS A) ...............         1,158
        1,189       LANDRY'S SEAFOOD RESTAURANTS, INC ............            12
       13,600       LANDS' END, INC ..............................           342
       41,656       LEE ENTERPRISES, INC .........................         1,242
        6,500       LIBBEY, INC ..................................           197
       20,300     * LIBERTY DIGITAL, INC (CLASS A) ...............           103
          600     * LIBERTY LIVEWIRE CORP (CLASS A) ..............             5
       34,900     * LIFEMINDERS, INC .............................           122
       64,312       LIMITED, INC .................................         1,097
       47,100       LINENS 'N THINGS, INC ........................         1,301
        7,100     * LODGENET ENTERTAINMENT CORP ..................           125
        9,400     * MADDEN STEVEN, LTD ...........................            72
        5,400     * MARKETWATCH.COM, INC .........................            16
       12,000       MARRIOTT INTERNATIONAL, INC (CLASS A) ........           507
       13,600     * MARTHA STEWART LIVING OMNIMEDIA, INC .........           273
          368     * MARVEL ENTERPRISES (CLASS A) WTS 10/02/01 ....             0
          623     * MARVEL ENTERPRISES (CLASS C) WTS 10/02/02 ....             0
       23,636     * MEN'S WEARHOUSE, INC .........................           644
       22,400       MEREDITH CORP ................................           721
        7,862     e MGM MIRAGE ...................................           222
       31,000     * MICHAELS STORES, INC .........................           822
       19,800     * MICROS SYSTEMS, INC ..........................           361
       21,366       MIDAS, INC ...................................           255
       17,900     * MIDWAY GAMES, INC ............................           127
        3,793     * MOHAWK INDUSTRIES, INC .......................           104
       21,300     * MSC INDUSTRIAL DIRECT CO (CLASS A) ...........           385
       32,600     * MYPOINTS.COM, INC ............................            39
           32     * NEIMAN MARCUS GROUP, INC (CLASS A) ...........             1
            9     * NEIMAN MARCUS GROUP, INC (CLASS B) ...........             0
       25,900     * NETCENTIVES, INC .............................            99
      894,700       NIKE, INC (CLASS B) ..........................        49,935
        5,100     * NPC INTERNATIONAL, INC .......................            55
        4,800     * O'CHARLEY'S, INC .............................            86
    1,056,489       OMNICOM GROUP, INC ...........................        87,557
        4,300     * ON COMMAND CORP ..............................            38
       16,600     * ON2.COM, INC .................................            10
       16,600     * O'REILLY AUTOMOTIVE, INC .....................           444
        6,200       OSHKOSH B'GOSH, INC (CLASS A) ................           115
        5,700       OSHKOSH TRUCK CORP ...........................           251
       14,800     * OUTBACK STEAKHOUSE, INC ......................           383
        6,800     * P.F. CHANGS CHINA BISTRO, INC ................           214
       38,087     * PACIFIC SUNWEAR CALIFORNIA, INC ..............           976
       19,130     * PAPA JOHN'S INTERNATIONAL, INC ...............           426
        9,500     * PARKERVISION, INC ............................           348
        8,100     * PENN NATIONAL GAMING, INC ....................            83
        4,800       PENTON MEDIA, INC ............................           129
       10,600     * PERFORMANCE FOOD GROUP CO ....................           543
        9,545       PIER 1 IMPORTS, INC ..........................            98
        2,600     * PINNACLE ENTERTAINMENT, INC ..................            35
       54,100     * PINNACLE SYSTEMS, INC ........................           399
       15,900     * PIXAR, INC ...................................           477
        8,900     * PLAYBOY ENTERPRISES, INC (CLASS B) ...........            88
       24,355       POLARIS INDUSTRIES, INC ......................           968

62  o  2000 CREF Annual Report             SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
  CONSUMER CYCLICAL--(Continued)
        3,900     * POLO RALPH LAUREN CORP .......................  $         87
       30,400     * PRESSTEK, INC ................................           319
          200     * PRICESMART, INC ..............................             7
       81,839     * PRIMEDIA, INC ................................           977
       13,800     * PRIVATE MEDIA GROUP ..........................           107
       13,419     * QUICKSILVER, INC .............................           260
      110,056       READER'S DIGEST ASSOCIATION, INC
                      (CLASS A) (NON-VOTE) .......................         4,306
       12,000     * REGENT COMMUNICATIONS, INC ...................            71
       18,700       REGIS CORP ...................................           271
       15,250     * RENT-A-CENTER, INC ...........................           526
       56,400       RUBY TUESDAY, INC ............................           860
        5,475     * SAGA COMMUNICATIONS, INC (CLASS A) ...........            81
       11,550     * SALTON, INC ..................................           239
       11,600     * SCHOLASTIC CORP ..............................         1,028
       12,400     * SCOTTS CO (CLASS A) ..........................           458
       16,800     * SCP POOL CORP ................................           505
        3,100     * SINCLAIR BROADCASTING GROUP, INC (CLASS A ) ..            31
       43,300     * SIRIUS SATELLITE RADIO, INC ..................         1,296
       32,400     * SIX FLAGS, INC ...............................           557
       10,300     * SONIC AUTOMOTIVE, INC ........................            71
       29,925     * SONIC CORP ...................................           698
       32,400     e SOTHEBY'S HOLDINGS, INC (CLASS A) ............           751
       37,200     * SPANISH BROADCASTING SYSTEM, INC .............           186
       13,200     * SPEEDWAY MOTORSPORTS, INC ....................           317
        3,000       SPIEGEL, INC (CLASS A) .......................            13
       14,400     * SPORTSLINE.COM, INC ..........................            77
      204,900     * STARBUCKS CORP ...............................         9,067
       39,900     * STATION CASINOS, INC .........................           596
       12,800     * STEIN MART, INC ..............................           149
       14,000       STRIDE RITE CORP .............................            98
        6,100     * SUNBEAM CORP .................................             2
       41,850     * SUNGLASS HUT INTERNATIONAL, INC ..............           214
        6,775     * SYLVAN LEARNING SYSTEMS, INC .................           100
      423,656       SYSCO CORP ...................................        12,710
        6,400       TALBOTS, INC .................................           292
      183,710       TARGET CORP ..................................         5,925
       31,550     * THE CHEESECAKE FACTORY, INC ..................         1,211
        9,500     * THQ, INC .....................................           232
      112,800       TIFFANY & CO .................................         3,567
       20,800     * TIMBERLAND CO (CLASS A) ......................         1,391
    2,044,040       TIME WARNER, INC .............................       106,781
      165,877       TJX COS, INC .................................         4,603
    4,729,000       TOEI CO LTD ..................................        16,647
       30,386     * TOO, INC .....................................           380
       48,300     * TOPPS, INC ...................................           444
        2,500     * TRENDWEST RESORTS, INC .......................            68
            1       TRIBUNE CO ...................................             0
       60,715     * TRICON GLOBAL RESTAURANTS, INC ...............         2,004
        6,504       TRUE NORTH COMMUNICATIONS, INC ...............           276
       14,734     * U.S.A. NETWORKS, INC .........................           286
        4,800       UNITED TELEVISION, INC .......................           557
       15,900     * UNIVERSAL ELECTRONICS, INC ...................           245
      194,800     * UNIVISION COMMUNICATIONS, INC (CLASS A) ......         7,975
        3,200     * VAIL RESORTS, INC ............................            75
       60,500     * VALASSIS COMMUNICATIONS, INC .................         1,910
        8,800     * VANS, INC ....................................           149
       24,392     * VIACOM, INC (CLASS A) ........................         1,146
    2,817,040     * VIACOM, INC (CLASS B) ........................       131,697
        9,300       WABASH NATIONAL CORP .........................            80
    4,361,120       WAL-MART STORES, INC .........................       231,685
       32,700       WESTPOINT STEVENS, INC .......................           245
       52,300       WILEY (JOHN) & SONS, INC (CLASS A) ...........         1,124
       39,817     * WILLIAMS-SONOMA, INC .........................           796
        7,000     * WILSONS LEATHER EXPERTS, INC .................            98
       26,300     * WINK COMMUNICATIONS, INC .....................           158
        7,956     * WMS INDUSTRIES, INC ..........................           160
        7,300     * WORLD WRESTLING FEDERATION
                    ENTERTAINMENT, INC ...........................           117
       14,300     * XM SATELLITE RADIO HOLDINGS, INC (CLASS A) ...           230
       10,700     * YOUNG BROADCASTING, INC (CLASS A) ............           358
       17,630     * ZALE CORP ....................................           512
       31,900     * ZOMAX, INC ...................................           146
                                                                    ------------
                    TOTAL CONSUMER CYCLICAL ......................     1,046,385
                                                                    ------------
  CONSUMER NON-CYCLICAL--5.78%
        1,400     * 1-800-FLOWERS.COM, INC .......................             6
       13,320     * 7-ELEVEN, INC ................................           117
        5,900       ALBERTO CULVER CO (CLASS B) ..................           253
      224,392     * AMAZON.COM, INC ..............................         3,492
        8,200     * AMERICAN ITALIAN PASTA CO (CLASS A) ..........           220
      124,136       ANHEUSER-BUSCH COS, INC ......................         5,648
    1,073,900       AVON PRODUCTS, INC ...........................        51,413
       13,500     * BARNES & NOBLE, INC ..........................           358
       13,900     * BARNESANDNOBLE.COM, INC ......................            18
      204,600     * BEST BUY CO, INC .............................         6,048
       12,200     * BJ'S WHOLESALE CLUB, INC .....................           468
       36,660       BLYTH, INC ...................................           884
       13,300     * BORDERS GROUP, INC ...........................           155
        5,100     * BUY.COM, INC .................................             3
       36,700     * CADIZ, INC ...................................           328
      140,956       CAMPBELL SOUP CO .............................         4,881
        7,100       CARTER WALLACE, INC ..........................           237
       28,241     * CASEY'S GENERAL STORES, INC ..................           422
       61,120     * CDW COMPUTER CENTERS, INC ....................         1,704
        6,900     * CHEAP TICKETS, INC ...........................            67
       43,600       CHURCH & DWIGHT CO, INC ......................           970
      175,000       CIRCUIT CITY STORES-CIRCUIT CITY GROUP .......         2,013
          900       COCA COLA BOTTLING CO CONSOLIDATED ...........            34
    2,088,308       COCA COLA CO .................................       127,256
      113,558       COCA COLA ENTERPRISES, INC ...................         2,158
      447,704       COLGATE PALMOLIVE CO .........................        28,899
        4,400     * CONSTELLATION BRANDS, INC (CLASS A) ..........           259
       24,900     * COST PLUS, INC ...............................           731
       67,900     * COSTCO WHOLESALE CORP ........................         2,712
      158,539       CVS CORP .....................................         9,502
       16,900     * DEL MONTE FOODS CO ...........................           123
            5       DELHAIZE AMERICA, INC (CLASS A) ..............             0
       38,300       DELTA & PINE LAND CO .........................           802
       39,500       DIAL CORP ....................................           435
       18,700       DREYERS GRAND ICE CREAM, INC .................           603
       20,800     * DUANE READE, INC .............................           636
        6,456       EARTHGRAINS CO ...............................           119
        8,200     * ELECTRONICS BOUTIQUE HOLDINGS CORP ...........           144
       14,900       ETHAN ALLEN INTERIORS, INC ...................           499
       71,600     * ETOYS, INC ...................................            13
        4,500     * EXPEDIA, INC (CLASS A) .......................            43
       14,700     * FACTORY 2-U STORES, INC ......................           487
       33,470       FASTENAL CO ..................................         1,837
        9,090     * FURNITURE BRANDS INTERNATIONAL, INC ..........           191
          800     * GAIAM, INC ...................................            12
      154,104       GENERAL MILLS, INC ...........................         6,867
    1,884,306       GILLETTE CO ..................................        68,071
       37,800     * HAIN CELESTIAL GROUP, INC ....................         1,229
    2,784,405       HOME DEPOT, INC ..............................       127,213
       39,613     * INSIGHT ENTERPRISES, INC .....................           711
        3,500       KEEBLER FOODS CO .............................           145
       97,503       KELLOGG CO ...................................         2,559
      475,380     * KROGER CO ....................................        12,865
      105,454       LAUDER (ESTEE) CO (CLASS A) ..................         4,620
      220,025       LOWE'S COS, INC ..............................         9,791
       10,000     * MEADE INSTRUMENTS CO .........................            66
       86,800       MILLER (HERMAN), INC .........................         2,496
       21,317     * MUSICLAND STORES CORP ........................           264
       64,600     * NBTY, INC ....................................           307
       32,500     * NETWORK COMMERCE, INC ........................            24
    1,786,900       NEWELL RUBBERMAID, INC .......................        40,652
       28,281     * OFFICE DEPOT, INC ............................           202
        9,200       ONEIDA LTD ...................................           171
       13,400     * ONVIA.COM, INC ...............................            11


        SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report   o   63

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
  CONSUMER NON-CYCLICAL--(Continued)
        6,500     * PC CONNECTION, INC ...........................  $         67
       48,200       PEPSI BOTTLING GROUP, INC ....................         1,925
      180,454       PEPSICO, INC .................................         8,944
       67,640     * PETSMART, INC ................................           194
       12,900     * PLAYTEX PRODUCTS, INC ........................           124
       70,000     * PRICELINE.COM, INC ...........................            92
       74,541       QUAKER OATS CO ...............................         7,258
    1,872,216       RADIOSHACK CORP ..............................        80,154
       15,300    e* REVLON, INC (CLASS A) ........................            76
        2,300     * RICA FOODS, INC ..............................            12
    1,433,138     * SAFEWAY, INC .................................        89,571
      382,562       SARA LEE CORP ................................         9,397
       14,000     * SCIQUEST.COM, INC ............................            18
       20,700     * SKECHERS USA, INC (CLASS A) ..................           321
       11,000       SLI, INC .....................................            71
      366,865     * STAPLES, INC .................................         4,334
       11,600     * TICKETMASTER ONLINE-CITYSEARCH, INC (CLASS B)             97
        6,000     * TRANS WORLD ENTERTAINMENT CORP ...............            54
       12,900     * TRIARC COS, INC ..............................           313
       16,000     * TUESDAY MORNING CORP .........................            85
       38,717       TUPPERWARE CORP ..............................           791
       18,200     * TWEETER HOME ENTERTAINMENT GROUP, INC ........           222
        7,200     * UNITED NATURAL FOODS, INC ....................           127
       67,200       UST, INC .....................................         1,886
       42,400     * VALUEVISION INTERNATIONAL, INC (CLASS A) .....           535
       13,053       VECTOR GROUP LTD .............................           206
    1,053,830       WALGREEN CO ..................................        44,063
       13,550     * WHITEHALL JEWELLERS, INC .....................            96
       28,800     * WHOLE FOODS MARKET, INC ......................         1,760
       14,550     * WILD OATS MARKETS, INC .......................            62
       17,400     * YANKEE CANDLE, INC ...........................           192
                                                                    ------------
                    TOTAL CONSUMER NON-CYCLICAL ..................       788,511
                                                                    ------------
  ENERGY--0.76%
       71,400       ANADARKO PETROLEUM CORP ......................         5,075
       69,879       APACHE CORP ..................................         4,896
        9,783     * ATWOOD OCEANICS, INC .........................           429
      125,402       BAKER HUGHES, INC ............................         5,212
       31,200     * BARNETT RESOURCES CORP .......................         1,773
        8,400     * BASIN EXPLORATION, INC .......................           214
          822     * BELCO OIL & GAS CORP .........................            10
       37,400       BERRY PETROLEUM CO (CLASS A) .................           500
       81,700     * BJ SERVICES CO ...............................         5,627
        9,700       CABOT OIL & GAS CORP (CLASS A) ...............           303
       28,200     * CAL DIVE INTERNATIONAL, INC ..................           751
        3,500     * CALLON PETROLEUM CORP ........................            58
        6,800       CARBO CERAMICS, INC ..........................           255
      147,800     * CHESAPEAKE ENERGY CORP .......................         1,496
        8,600     * CLAYTON WILLIAMS ENERGY, INC .................           232
       50,515     * COOPER CAMERON CORP ..........................         3,337
       58,200       CROSS TIMBERS OIL CO .........................         1,615
       16,100     * DENBURY RESOURCES, INC .......................           177
       17,112       DEVON ENERGY CORP (NEW) ......................         1,043
       10,559       DIAMOND OFFSHORE DRILLING, INC ...............           422
       13,700     * DRIL-QUIP, INC ...............................           468
        6,833     * EEX CORP .....................................            33
       47,839       ENSCO INTERNATIONAL, INC .....................         1,630
       68,900       EOG RESOURCES, INC ...........................         3,768
       13,100     * EVERGREEN RESOURCES, INC .....................           506
       11,400     * FOREST OIL CORP ..............................           420
       31,800     * FRONTIER OIL CORP ............................           219
        9,614     * GLOBAL INDUSTRIES LTD ........................           132
       90,600     * GLOBAL MARINE, INC ...........................         2,571
        8,500     * GRANT PRIDECO, INC ...........................           186
      213,500     * GREY WOLF, INC ...............................         1,254
        1,700     * GULF ISLAND FABRICATION, INC .................            31
      281,648       HALLIBURTON CO ...............................        10,210
       56,700     * HANOVER COMPRESSOR CO ........................         2,527
       13,400       HELMERICH & PAYNE, INC .......................           588
        5,600     * HORIZON OFFSHORE, INC ........................           111
       13,900     * HOUSTON EXPLORATION CO .......................           530
       18,600     * HS RESOURCES, INC ............................           788
      112,700     * KEY ENERGY SERVICES, INC .....................         1,176
        3,500     * KEY PRODUCTION CO ............................           117
       24,200     * LOUIS DREYFUS NATURAL GAS CORP ...............         1,109
       42,300     * MARINE DRILLING COS, INC .....................         1,132
       20,400     * MAVERICK TUBE CORP ...........................           462
       28,600     * MERIDIAN RESOURCE CORP .......................           247
       23,200       MITCHELL ENERGY & DEVELOPMENT CORP
                      (CLASS A) ..................................         1,421
       25,500       MURPHY OIL CORP ..............................         1,541
      117,800     * NABORS INDUSTRIES, INC .......................         6,968
       38,000     * NEWFIELD EXPLORATION CO ......................         1,803
      106,537     * NOBLE DRILLING CORP ..........................         4,628
        5,700     * OCEANEERING INTERNATIONAL, INC ...............           111
       40,600     * PATTERSON ENERGY, INC ........................         1,512
       18,100     * PENNACO ENERGY, INC ..........................           355
       21,600     * PLAINS RESOURCES, INC ........................           456
       48,400       POGO PRODUCING CO ............................         1,506
        6,700     * PRIDE INTERNATIONAL, INC .....................           165
       10,350     * PRIMA ENERGY CORP ............................           362
       39,600     * PURE RESOURCES, INC ..........................           802
      134,800     * R & B FALCON CORP ............................         3,092
       56,834     * ROWAN COS, INC ...............................         1,535
          500       RPC, INC .....................................             7
       45,900     * SMITH INTERNATIONAL, INC .....................         3,422
        9,000     * SPINNAKER EXPLORATION CO .....................           383
       31,700       ST. MARY LAND & EXPLORATION CO ...............         1,056
       20,563     * STONE ENERGY CORP ............................         1,327
       52,900     * SUPERIOR ENERGY SERVICES, INC ................           608
       23,400     * SWIFT ENERGY CO ..............................           880
       27,800       TIDEWATER, INC ...............................         1,234
       21,000     * UNIT CORP ....................................           398
        4,200     * UNIVERSAL COMPRESSION HOLDINGS, INC ..........           158
       35,400     * UTI ENERGY CORP ..............................         1,164
       25,900     * VERITAS DGC, INC .............................           837
       27,800       VINTAGE PETROLEUM, INC .......................           598
       34,900     * WEATHERFORD INTERNATIONAL, INC ...............         1,649
                                                                    ------------
                    TOTAL ENERGY .................................       103,618
                                                                    ------------
  FINANCIAL SERVICES--2.27%
           75       ADVANTA CORP (CLASS A) .......................             1
       11,964     * AFFILIATED MANAGERS GROUP, INC ...............           657
       26,174       AFLAC, INC ...................................         1,889
        3,500       ALEXANDRIA REAL ESTATE EQUITIES, INC .........           130
          400       AMERICAN CAPITAL STRATEGIES LTD ..............            10
      162,838       AMERICAN EXPRESS CO ..........................         8,946
       85,200     * AMERITRADE HOLDINGS CORP (CLASS A) ...........           596
       10,900     * AMPAL-AMERICAN ISRAEL CORP (CLASS A) .........            66
       12,087     * ANC RENTAL CORP ..............................            42
          400       ANCHOR BANCORP WISCONSIN, INC ................             6
      123,800     * AUTONATION, INC ..............................           743
        3,700       BANK OF GRANITE CORP .........................            86
       18,200     * BLACKROCK, INC ...............................           764
        2,700       BLANCH (E.W.) HOLDINGS, INC ..................            47
       27,800       BROWN & BROWN, INC ...........................           973
      208,108       CAPITAL ONE FINANCIAL CORP ...................        13,696
        1,000       CAPSTEAD MORTGAGE CORP .......................            11
       78,883     * CATELLUS DEVELOPMENT CORP ....................         1,380
        1,700       CATHAY BANCORP, INC ..........................           100
       20,100     * CCC INFORMATION SERVICES GROUP, INC ..........           126
       22,500       CHARLES E. SMITH RESIDENTIAL REALTY, INC .....         1,058
        5,500       CHATEAU COMMUNITIES, INC .....................           167
        3,200       CHELSEA PROPERTY GROUP, INC ..................           118
        7,537       CHITTENDEN CORP ..............................           228
       38,407     * CHOICEPOINT, INC .............................         2,518
    1,115,015       CITIGROUP, INC ...............................        56,935
          500       CITY BANK LYNNWOOD (WASHINGTON) ..............            11
       13,900       COMDISCO, INC ................................           159


64  o  2000 CREF Annual Report             SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
  FINANCIAL SERVICES--(Continued)
       20,739       COMMERCE BANCORP, INC ........................  $      1,418
       15,000     * COMPUCREDIT CORP .............................           272
       35,910       COUSINS PROPERTIES, INC ......................         1,003
       23,804       CRAWFORD & CO (CLASS B) ......................           277
       21,699     * CSK AUTO CORP ................................            84
        9,700       CULLEN FROST BANKERS, INC ....................           406
       12,531       CVB FINANCIAL CORP ...........................           213
        1,600       DAIN RAUSCHER CORP ...........................           152
       25,400     * DLJ DIRECT, INC ..............................            95
      192,123     * E TRADE GROUP, INC ...........................         1,417
       79,148       EATON VANCE CORP .............................         2,553
          700       F & M BANCORP, INC (MARYLAND) ................            14
        6,216       FEDERAL REALTY INVESTMENT TRUST ..............           118
      102,250       FEDERATED INVESTORS, INC (CLASS B) ...........         2,978
       58,047       FIFTH THIRD BANCORP ..........................         3,468
        6,900     * FINANCIAL FEDERAL CORP .......................           165
       17,117       FIRST BANCORP (PUERTO RICO) ..................           404
        1,000       FIRST BUSEY CORP .............................            20
        1,900       FIRST COMMONWEALTH FINANCIAL CORP ............            19
       29,870       FIRST FINANCIAL BANCORP ......................           508
        2,900       FIRST MIDWEST BANCORP, INC ...................            83
       84,704       FIRSTAR CORP .................................         1,969
       10,400       FRONTIER FINANCIAL CORP ......................           261
       31,230     * FRONTLINE CAPITAL GROUP, INC .................           415
       27,200       FULTON FINANCIAL CORP ........................           627
        2,500     * GABELLI ASSET MANAGEMENT, INC (CLASS A) ......            83
       25,700       GALLAGHER (ARTHUR J.) & CO ...................         1,635
       76,015     * GARTNER GROUP, INC (CLASS A) .................           525
       11,334     * GARTNER GROUP, INC (CLASS B) .................            72
        3,800       GBC BANCORP ..................................           146
          600       GOLD BANC CORP, INC ..........................             3
       46,500       GREATER BAY BANCORP ..........................         1,907
            5       HARLEYSVILLE NATIONAL CORP ...................             0
        4,000       HEALTH CARE PROPERTY INVESTORS, INC ..........           120
       16,000       HILB, ROGAL & HAMILTON CO ....................           638
       77,100       HOOPER HOLMES, INC ...........................           853
       11,904       IMPERIAL BANCORP .............................           312
          700       INTERNATIONAL BANCSHARES CORP ................            24
            2     * INTERSTATE HOTELS CORP .......................             0
       33,300     * INVESTMENT TECHNOLOGY GROUP, INC .............         1,390
       35,600       INVESTORS FINANCIAL SERVICES CORP ............         3,062
       16,000     * ITT EDUCATIONAL SERVICES, INC ................           352
          100       JEFFERSON SAVINGS BANCORP, INC ...............             2
        7,509       JOHN NUVEEN CO (CLASS A) .....................           432
       23,996     * JONES LANG LA SALLE ..........................           333
      783,400       JP MORGAN CHASE & CO .........................        35,596
      101,400     * KNIGHT TRADING GROUP, INC ....................         1,413
       19,000     * LABRANCHE & CO, INC ..........................           581
       11,300       MANUFACTURED HOME COMMUNITIES, INC ...........           328
        3,000     * MARKEL CORP ..................................           543
      597,670       MBNA CORP ....................................        22,076
        5,600       MEDALLION FINANCIAL CORP .....................            82
       11,200       MERCHANTS NEW YORK BANCORP, INC ..............           281
      645,567       METROPOLITAN LIFE INSURANCE CO ...............        22,595
       18,704       MILLS CORP ...................................           310
        2,400       MISSISSIPPI VALLEY BANCSHARES, INC ...........            71
        8,279       NATIONAL PENN BANCSHARES, INC ................           167
        2,000       NBT BANCORP, INC .............................            29
       19,400     * NETBANK, INC .................................           127
       23,000     * NEXTCARD, INC ................................           184
        6,850       NY COMMUNITY BANCORP .........................           252
        9,700       ORIENTAL FINANCIAL GROUP, INC ................           129
       23,500       PACIFIC CAPITAL BANCORP ......................           661
       10,846       PARK NATIONAL CORP ...........................           973
      345,604       PROVIDIAN FINANCIAL CORP .....................        19,872
           78       RECKSON ASSOCIATES REALTY CORP ...............             2
        1,040       ROSLYN BANCORP, INC ..........................            28
       18,900       S & T BANCORP, INC ...........................           409
        2,800       SAUL CENTERS, INC ............................            52
    1,296,354       SCHWAB (CHARLES) CORP ........................        36,784
       44,900       SEI INVESTMENTS CO ...........................         5,029
        2,600       SENIOR HOUSING PROPERTIES TRUST ..............            24
        1,050       SHORELINE FINANCIAL CORP .....................            16
       35,100     * SILICON VALLEY BANCSHARES ....................         1,213
       12,500     * SOUTHWEST BANCORP OF TEXAS, INC ..............           537
       14,783       STATE STREET CORP ............................         1,836
       19,400       STERLING BANCSHARES, INC .....................           383
      150,064       STILWELL FINANCIAL, INC ......................         5,918
        1,400     * STOCKWALK GROUP, INC .........................             3
       36,900       SYNOVUS FINANCIAL CORP .......................           994
       39,300     * SYNTROLEUM CORP ..............................           668
       45,200       T ROWE PRICE GROUP, INC ......................         1,910
       33,700     * TD WATERHOUSE GROUP ..........................           447
        7,040       TEXAS REGIONAL BANCSHARES, INC (CLASS A) .....           229
      395,600       TORCHMARK CORP ...............................        15,206
       19,300       TOWN & COUNTRY TRUST .........................           373
        5,100     * TRIAD GUARANTY, INC ..........................           169
       57,545       TRUSTCO BANK CORP (NEW YORK) .................           701
        3,055       U.S.B. HOLDINGS CO, INC ......................            38
          400       UCBH HOLDINGS, INC ...........................            19
       23,702       UNITED BANKSHARES, INC .......................           504
        3,200       UNITED NATIONAL BANCORP ......................            61
       14,059     * UNITED RENTALS, INC ..........................           189
       17,200     * UNITEDGLOBALCOM, INC (CLASS A) ...............           234
       36,384       USA EDUCATION, INC ...........................         2,474
        2,300       VALHI, INC ...................................            26
        2,000       VALUE LINE, INC ..............................            69
       99,850       WADDELL & REED FINANCIAL, INC (CLASS A) ......         3,757
       15,127       WASHINGTON REAL ESTATE INVESTMENT TRUST ......           357
           16       WELLS FARGO CO ...............................             1
       13,800       WESTAMERICA BANCORP ..........................           593
      101,500     * WIT SOUNDVIEW GROUP, INC .....................           365
                                                                    ------------
                    TOTAL FINANCIAL SERVICES .....................       310,179
                                                                    ------------
  HEALTH CARE--21.67%
      176,842       ABBOTT LABORATORIES CO .......................         8,566
       80,400     * ABGENIX, INC .................................         4,749
       17,300     * ABIOMED, INC .................................           420
       14,000     * ACCREDO HEALTH, INC ..........................           703
       10,300     * ACLARA BIOSCIENCES, INC ......................           112
       30,900     * ADVANCE PCS ..................................         1,406
       73,350     * ADVANCED TISSUE SCIENCES, INC ................           222
       33,500       AETNA, INC (NEW) .............................         1,376
       46,200     * AFFYMETRIX, INC ..............................         3,439
       22,600     * ALBANY MOLECULAR RESEARCH, INC ...............         1,393
       18,000     * ALEXION PHARMACEUTICALS, INC .................         1,169
       60,600     * ALKERMES, INC ................................         1,901
      158,000       ALLERGAN, INC ................................        15,296
       60,400     * ALLIANCE PHARMACEUTICAL CORP .................           521
        4,300     * ALLOS THERAPEUTICS, INC ......................            35
       22,300     * ALLSCRIPTS, INC ..............................           208
       29,900       ALPHARMA, INC (CLASS A) ......................         1,312
      204,600     * ALZA CORP ....................................         8,696
    1,643,063       AMERICAN HOME PRODUCTS CORP ..................       104,417
          300     * AMERICAN RETIREMENT CORP .....................             1
        8,700     * AMERIPATH, INC ...............................           218
       61,800     * AMERISOURCE HEALTH CORP (CLASS A) ............         3,121
    2,591,296     * AMGEN, INC ...................................       165,681
       60,150     * AMYLIN PHARMACEUTICALS, INC ..................           474
       42,500     * ANDRX CORP ...................................         2,460
       16,200     * APHTON CORP ..................................           292
       88,375     * APOGENT TECHNOLOGIES, INC ....................         1,812
      251,700       APPLERA CORP (APPLIED BIOSYSTEMS GROUP) ......        23,676
       57,100     * APPLERA CORP (CELERA GENOMICS GROUP) .........         2,052
       41,800     * APRIA HEALTHCARE GROUP, INC ..................         1,244
       21,000     * ARADIGM CORP .................................           307
       31,400     * ARIAD PHARMACEUTICAL, INC ....................           149
        4,040       ARROW INTERNATIONAL, INC .....................           152
       23,000     * ARTHROCARE CORP ..............................           449

        SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report   o   65

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
  HEALTH CARE--(Continued)
        3,300     * ASPECT MEDICAL SYSTEMS, INC ..................  $         28
       23,900     * ATS MEDICAL, INC .............................           339
       24,200     * AURORA BIOSCIENCE CORP .......................           761
       58,900     * AVANT IMMUNOTHERAPEUTICS, INC ................           405
       14,100     * AVIGEN, INC ..................................           293
       20,900     * AVIRON, INC ..................................         1,396
       24,250     * BARR LABORATORIES, INC .......................         1,769
        3,000       BAUSCH & LOMB, INC ...........................           121
          200     * BAXTER INTERNATIONAL, INC CVR ................             0
        7,800       BECKMAN COULTER, INC .........................           327
        9,500       BINDLEY WESTERN INDUSTRIES, INC ..............           395
       14,400     * BIOCRYST PHARMACEUTICALS, INC ................            95
      177,900     * BIOGEN, INC ..................................        10,685
       17,700     * BIOMARIN PHARMACEUTICAL, INC .................           171
       28,850       BIOMET, INC ..................................         1,145
       16,200     * BIOPURE CORP .................................           324
       17,500     * BIOSITE DIAGNOSTICS, INC .....................           708
       64,100     * BIO-TECHNOLOGY GENERAL CORP ..................           453
           40     * BIOVAIL CORP .................................             2
        2,200     * BONE CARE INTERNATIONAL, INC .................            38
      269,400     * BOSTON SCIENTIFIC CORP .......................         3,687
    2,066,146       BRISTOL MYERS SQUIBB CO ......................       152,766
        5,900     * CALIPER TECHNOLOGIES CORP ....................           277
    1,926,472       CARDINAL HEALTH, INC .........................       191,925
       34,500     * CARDIODYNAMICS INTERNATIONAL CORP ............           119
      274,606     * CAREMARK RX, INC .............................         3,724
       26,517     * CELL PATHWAYS, INC ...........................           126
       35,200     * CELL THERAPEUTICS, INC .......................         1,586
       54,600     * CELSION CORP .................................            55
       36,173     * CEPHALON, INC ................................         2,290
       20,200     * CERNER CORP ..................................           934
        8,200     * CERUS CORP ...................................           617
       85,816     * CHIRON CORP ..................................         3,819
        7,900     * CHROMAVISION MEDICAL SYSTEMS, INC ............            21
        7,400     * CLOSURE MEDICAL CORP .........................           266
       32,100     * COHERENT, INC ................................         1,043
        9,200     * COLLATERAL THERAPEUTICS, INC .................           163
       23,800     * COLUMBIA LABORATORIES, INC ...................           103
        1,600     * CONMED CORP ..................................            27
       34,800     * CONNETICS CORP ...............................           159
       15,000       COOPER COS, INC ..............................           598
       58,200     * COR THERAPEUTICS, INC ........................         2,048
       45,661     * CORIXA CORP ..................................         1,273
        5,900     * CORVEL CORP ..................................           204
       12,863     * COVANCE, INC .................................           138
       16,200     * CRYOLIFE, INC ................................           490
       32,400     * CUBIST PHARMACEUTICALS, INC ..................           940
       33,600     * CURAGEN CORP .................................           918
            4     * CURIS, INC ...................................             0
       18,900     * CV THERAPEUTICS, INC .........................         1,337
       58,900     * CYBER-CARE, INC ..............................           125
       19,400     * CYBERONICS, INC ..............................           451
       22,400     * CYGNUS, INC ..................................           109
       90,200     * CYTOGEN CORP .................................           211
       44,250     * CYTYC CORP ...................................         2,768
       10,800       DATASCOPE CORP ...............................           370
        4,000     * DAVITA, INC ..................................            69
       36,000     * DENDRITE INTERNATIONAL, INC ..................           806
        4,800       DIAGNOSTIC PRODUCTS CORP .....................           262
       18,400     * DIAMETRICS MEDICAL, INC ......................           109
       12,800     * DIGENE CORP ..................................           572
        8,200     * DIVERSA CORP .................................           147
       14,000     * DUSA PHARMACEUTICALS, INC ....................           235
        6,100     * EBENX CORP ...................................            41
       37,700     * ECLIPSYS CORP ................................           924
       13,384     * EDWARDS LIFESCIENCES CORP ....................           238
       28,800     * ELAN CORP CONTINGENT VALUE RIGHT .............            23
       17,129     * ELAN CORP PLC (SPON ADR) .....................           802
       17,400     * EMISPHERE TECHNOLOGIES, INC ..................           435
        7,800     * ENDO PHARMACEUTICAL HOLDINGS, INC ............            47
       14,300     * ENDO PHARMACEUTICALS, INC WTS 12/31/02 .......             4
       11,300     * ENDOCARE, INC ................................           144
       17,400     * ENTREMED, INC ................................           300
       26,800     * ENZO BIOCHEM, INC ............................           667
       49,700     * ENZON, INC ...................................         3,085
       10,500     * EXELIXIS, INC ................................           154
       13,000     * EXPRESS SCRIPTS, INC .........................         1,329
       57,804     * FIRST HEALTH GROUP CORP ......................         2,691
       23,372     * FISHER SCIENTIFIC INTERNATIONAL, INC .........           862
      105,300     * FOREST LABORATORIES, INC .....................        13,992
        2,475    b* FPA MEDICAL MANAGEMENT, INC ..................             0
           10       FRESENIUS MEDICAL CARE AG. ADR ...............             0
       31,500     * GENE LOGIC, INC ..............................           579
      465,100     * GENENTECH, INC ...............................        37,906
       27,000     * GENOME THERAPEUTICS CORP .....................           188
        3,000     * GENOMIC SOLUTIONS, INC .......................            23
       21,100     * GENTA, INC ...................................           169
        9,912     * GENZYME CORP (BIOSURGERY DIVISION) ...........            86
       57,987     * GENZYME CORP (GENERAL DIVISION) ..............         5,215
       25,400     * GERON CORP ...................................           392
        8,383     * GILEAD SCIENCES, INC .........................           695
    1,297,600       GLAXOSMITHKLINE PLC ADR ......................        72,666
       10,100     * GLIATECH, INC ................................            41
      675,418     * GUIDANT CORP .................................        36,430
    1,298,900    a* GUILFORD PHARMACEUTICALS, INC ................        23,380
       20,700     * HAEMONETICS CORP .............................           639
      225,800     * HEALTH MANAGEMENT ASSOCIATES, INC
                      (CLASS A) NEW ..............................         4,685
      144,800     * HUMAN GENOME SCIENCES, INC ...................        10,036
       12,500     * HYSEQ, INC ...................................           180
       49,200     * ICOS CORP ....................................         2,555
       39,800     * IDEC PHARMACEUTICALS CORP ....................         7,545
       42,300     * IDEXX LABORATORIES, INC ......................           931
       11,400     * IDX SYSTEMS CORP .............................           285
       11,700     * IGEN INTERNATIONAL, INC ......................           144
       29,575     * ILEX ONCOLOGY, INC ...........................           778
       99,600     * IMATRON, INC .................................           137
       77,600     * IMCLONE SYSTEMS, INC .........................         3,414
       26,200     * IMMUNE RESPONSE CORP .........................            69
      473,751     * IMMUNEX CORP .................................        19,246
       44,100     * IMMUNOGEN, INC ...............................           945
       38,200     * IMMUNOMEDICS, INC ............................           821
       19,300     * IMPATH, INC ..................................         1,283
      355,912       IMS HEALTH, INC ..............................         9,610
       12,400     * INAMED CORP ..................................           253
       65,500     * INCYTE GENOMICS, INC .........................         1,629
       40,800     * INHALE THERAPEUTIC SYSTEMS, INC ..............         2,060
       30,000     * INTEGRATED SILICON SOLUTION, INC .............           431
        8,000     * INTERMUNE PHARMACEUTICALS, INC ...............           357
        2,700       INVACARE CORP ................................            92
       19,029     * INVITROGEN CORP ..............................         1,644
       39,720     * ISIS PHARMACEUTICALS, INC ....................           422
       19,000     * I-STAT CORP ..................................           502
      167,649     * IVAX CORP ....................................         6,421
       92,822       JOHNSON & JOHNSON CO .........................         9,752
      151,218     * KING PHARMACEUTICALS, INC ....................         7,816
       11,500     * KOS PHARMACEUTICALS, INC .....................           203
       21,375     * KV PHARMACEUTICAL CO (CLASS B) ...............           518
       21,100     * LABORATORY CORP OF AMERICA HOLDINGS ..........         3,714
       11,300     * LEXICON GENETICS, INC ........................           188
       37,104     * LIFEPOINT HOSPITALS, INC .....................         1,860
       55,040     * LIGAND PHARMACEUTICALS CO (CLASS A) ..........           771
    2,141,862       LILLY (ELI) & CO .............................       199,327
       47,280     * LINCARE HOLDINGS, INC ........................         2,698
        4,700     * LUMINEX CORP .................................           122
       11,400     * LYNX THERAPEUTICS, INC .......................           103
       30,450     * MATRIX PHARMACEUTICALS, INC ..................           521
       28,300     * MAXIM PHARMACEUTICALS, INC ...................           180
       13,320     * MAXIMUS, INC .................................           465


66  o  2000 CREF Annual Report             SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
  HEALTH CARE--(Continued)
        9,700     * MAXYGEN, INC .................................  $        238
       34,894       MCKESSON HBOC, INC ...........................         1,252
       86,600     * MEDAREX, INC .................................         3,529
       35,700     * MEDICIS PHARMACEUTICAL CORP (CLASS A) ........         2,111
      253,325     * MEDIMMUNE, INC ...............................        12,080
       15,714     * MEDQUIST, INC ................................           251
    2,935,573       MEDTRONIC, INC ...............................       177,235
       23,500       MENTOR CORP ..................................           458
    2,577,315       MERCK & CO, INC ..............................       241,301
       19,500     * MGI PHARMA, INC ..............................           322
       25,800     * MID ATLANTIC MEDICAL SERVICES, INC ...........           511
      226,800     * MILLENNIUM PHARMACEUTICALS, INC ..............        14,033
       55,800       MILLIPORE CORP ...............................         3,515
       49,200     * MINIMED, INC .................................         2,068
       19,000     * MIRAVANT MEDICAL TECHNOLOGIES ................           176
       19,000     * MOLECULAR DEVICES CORP .......................         1,300
       14,310       MORRISON MANAGEMENT SPECIALISTS, INC .........           500
       16,429       MYLAN LABORATORIES, INC ......................           414
       23,700     * MYRIAD GENETICS, INC .........................         1,961
       40,400     * NABI, INC ....................................           187
       16,600     * NANOGEN, INC .................................           149
       25,400     * NEOFORMA.COM, INC ............................            21
       28,200     * NEORX CORP ...................................           148
       13,100     * NEOSE TECHNOLOGIES, INC ......................           432
       23,900     * NEUROCRINE BIOSCIENCES, INC ..................           792
       16,100     * NEUROGEN CORP ................................           566
        7,700     * NEXELL THERAPEUTICS, INC .....................            23
       22,680     * NOVEN PHARMACEUTICALS, INC ...................           848
       18,800     * NOVOSTE CORP .................................           517
       27,100     * NPS PHARMACEUTICALS, INC .....................         1,301
       14,000     * OCULAR SCIENCES, INC .........................           163
       30,700       OMNICARE, INC ................................           664
       25,400     * ON ASSIGNMENT, INC ...........................           724
        4,500     * ORATEC INTERVENTIONS, INC ....................            23
        7,600     * ORCHID BIOSCIENCES, INC ......................           106
       40,800     * ORGANOGENESIS, INC ...........................           367
       48,500     * ORTHODONTIC CENTERS OF AMERICA, INC ..........         1,516
       33,600     * OSI PHARMACEUTICALS, INC .....................         2,692
      102,830     * OXFORD HEALTH PLANS, INC .....................         4,062
       15,288     * PACIFICARE HEALTH SYSTEMS, INC (CLASS A) .....           229
       10,000     * PACKARD BIOSCIENCE CO ........................           116
        5,800     * PARADIGM GENETICS, INC .......................            58
       16,800     * PAREXEL INTERNATIONAL CORP ...................           182
       48,400     * PATTERSON DENTAL CO ..........................         1,640
       34,066     * PER SE TECHNOLOGIES, INC .....................           119
       87,775     * PEREGRINE PHARMACEUTICALS, INC ...............            82
   17,066,994       PFIZER, INC ..................................       785,082
       16,618     * PHARMACEUTICAL PRODUCT DEVELOPMENT, INC ......           826
    1,223,363       PHARMACIA CORP ...............................        74,625
       23,800     * PHARMACOPEIA, INC ............................           519
       19,400     * PHARMACYCLICS, INC ...........................           664
        2,800     * PHOTOGEN TECHNOLOGIES, INC ...................             5
       12,600     * POLYMEDIA CORP ...............................           421
       27,100     * PRIORITY HEALTHCARE CORP (CLASS B) ...........         1,106
       31,572     * PROCURENET, INC ..............................             5
        5,700     * PROFESSIONAL DETAILING, INC ..................           603
       51,400     * PROTEIN DESIGN LABORATORIES, INC .............         4,465
       31,350     * PROVINCE HEALTHCARE CO .......................         1,234
       19,900     * QUEST DIAGNOSTICS, INC .......................         2,826
       46,552     * QUINTILES TRANSNATIONAL CORP .................           975
       22,500     * REGENERON PHARMACEUTICALS, INC ...............           793
       15,700     * REHABCARE GROUP, INC .........................           807
       53,950     * RENAL CARE GROUP, INC ........................         1,479
       14,300     * RES-CARE, INC ................................            64
       36,600     * RESMED, INC ..................................         1,459
       23,200     * RESPIRONICS, INC .............................           661
       11,600     * RIBOZYME PHARMACEUTICALS, INC ................           166
       17,900     * SANGSTAT MEDICAL CORP ........................           213
    3,526,732       SCHERING-PLOUGH CORP .........................       200,142
       14,200     * SCOTT TECHNOLOGIES, INC ......................           318
       64,150     * SEPRACOR, INC ................................         5,140
        4,500     * SEQUENOM, INC ................................            63
       62,478     * SICOR, INC ...................................           902
        3,000     * SONIC INNOVATIONS, INC .......................            20
        9,083     * SONOSITE, INC ................................           116
       11,651     * ST. JUDE MEDICAL, INC ........................           716
       15,100     * STAAR SURGICAL CO ............................           190
        6,900     * STAR SCIENTIFIC, INC .........................            17
       14,200     * STERICYCLE, INC ..............................           541
      172,578     * STRYKER CORP .................................         8,731
       13,100     * SUNRISE ASSISTED LIVING, INC .................           328
       55,600     * SUNRISE TECHNOLOGIES INTERNATIONAL, INC ......            99
       30,800     * SUPERGEN, INC ................................           427
       14,000     * SURMODICS, INC ...............................           515
       29,458     * SYBRON DENTAL SPECIALITES, INC ...............           497
       23,600     * SYNCOR INTERNATIONAL CORP ....................           858
        9,900     * TANOX, INC ...................................           388
       28,700     * TARGETED GENETICS CORP .......................           192
    1,683,400       TENET HEALTHCARE CORP ........................        74,806
       48,900     * TEXAS BIOTECHNOLOGY CORP .....................           420
       18,100     * THERAGENICS CORP .............................            91
       16,500     * THERMO CARDIOSYSTEMS, INC ....................           144
       17,700     * THORATEC LABORATORIES CORP ...................           195
       27,600     * TITAN PHARMACEUTICALS, INC ...................           976
       21,300     * TRANSKARYOTIC THERAPIES, INC .................           776
       23,604     * TRIAD HOSPITALS, INC .........................           769
       17,200     * TRIANGLE PHARMACEUTICALS, INC ................            85
       18,800     * TRIMERIS, INC ................................         1,032
       13,000     * TULARIK, INC .................................           383
       17,800     * UNITED THERAPEUTICS CORP .....................           263
       41,400       UNITEDHEALTH GROUP, INC ......................         2,541
       13,500     * UNIVERSAL HEALTH SERVICES, INC (CLASS B) .....         1,509
       33,400     * VALENTIS, INC ................................           238
       38,200     * VARIAN MEDICAL SYSTEMS, INC ..................         2,595
       38,700     * VARIAN, INC ..................................         1,311
       58,800     * VASOMEDICAL, INC .............................           129
        5,400     * VAXGEN, INC ..................................           105
       12,100     * VENTANA MEDICAL SYSTEMS, INC .................           224
       37,700       VENTAS, INC ..................................           212
       19,766     * VENTIV HEALTH, INC ...........................           248
       70,680     * VERTEX PHARMACEUTICALS, INC ..................         5,054
       23,200     * VICAL, INC ...................................           429
       67,900     * VISX, INC ....................................           709
        2,200       VITAL SIGNS, INC .............................            71
       34,700     * VIVUS, INC ...................................            75
      154,400     * WATERS CORP ..................................        12,892
       61,257     * WATSON PHARMACEUTICALS, INC ..................         3,136
      172,681     * WEBMD CORP ...................................         1,371
        7,600       X-RITE, INC ..................................            59
       10,100     * ZOLL MEDICAL CORP ............................           354
                                                                    ------------
                    TOTAL HEALTH CARE ............................     2,957,613
                                                                    ------------
  OTHER--2.40%
       10,000    e* 4 KIDS ENTERTAINMENT, INC ....................            89
       18,400     * ACACIA RESEARCH CORP .........................           328
       23,400     * ADMINSTAFF, INC ..............................           636
        9,500     * ADVO, INC ....................................           422
       18,164     * BELL & HOWELL CO .............................           300
        5,800       BLOCK (H&R), INC .............................           240
       14,100       BRADY CORP (CLASS A) .........................           477
       13,400     * BRIGHT HORIZONS FAMILY SOLUTIONS, INC ........           350
       19,900     * CAREER EDUCATION CORP ........................           779
      208,497     * CENDANT CORP .................................         2,007
       11,200       CENTRAL PARKING CORP .........................           224
       52,700     * CENTURY BUSINESS SERVICES, INC ...............            59
      142,250       CINTAS CORP ..................................         7,566
       10,600     * CORINTHIAN COLLEGES, INC .....................           402
       22,600     * CORPORATE EXECUTIVE BOARD CO .................           899
        4,900     * COSTAR GROUP, INC ............................           116

        SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report   o   67

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
  OTHER--(Continued)
        2,600     * DELTEK SYSTEMS, INC ..........................  $         11
       72,552     * DEVRY, INC ...................................         2,739
       54,900     * DUN & DRADSTREET CORP (NEW) ..................         1,421
        1,500     * EDISON SCHOOLS, INC ..........................            47
       27,100     * EDUCATION MANAGEMENT CORP ....................           969
          600     * ESCO TECHNOLOGIES, INC .......................            12
       12,700     * FIRST CONSULTING GROUP, INC ..................            60
       13,100     * FORRESTER RESEARCH, INC ......................           656
       13,900     * FRITZ COS, INC ...............................            84
        6,600     * GENTIVA HEALTH SERVICES, INC .................            88
       19,600     * GETTY IMAGES, INC ............................           627
       26,400     * GTECH HOLDINGS CORP ..........................           543
       10,100     * HALL KINION & ASSOCIATES, INC ................           203
       31,900     * HA-LO INDUSTRIES, INC ........................            72
        9,140       HARLAND (JOHN H.) CO .........................           129
       23,081     * HEIDRICK & STRUGGLES INTERNATIONAL, INC ......           971
    1,232,286       HONEYWELL INTERNATIONAL, INC .................        58,303
        6,100     * HOTEL RESERVATIONS NETWORK, INC (CLASS A) ....           173
       21,300     * HOTJOBS.COM LTD ..............................           244
       22,000     * INFOUSA, INC .................................            74
       45,300     * KORN FERRY INTERNATIONAL .....................           963
       33,800     * LABOR READY, INC .............................           112
        7,700     * MANAGEMENT NETWORK GROUP, INC ................            91
        7,300       MANPOWER, INC ................................           277
       14,300       MATTHEWS INTERNATIONAL CORP (CLASS A) ........           451
        6,400       MCGRATH RENTCORP .............................           124
       10,800     * MEMBERWORKS, INC .............................           230
       11,500     * METROMEDIA INTERNATIONAL GROUP, INC ..........            30
        7,400     * MODEM MEDIA, INC .............................            25
       28,100     * MODIS PROFESSIONAL SERVICES, INC .............           116
       12,950     * NAVIGANT CONSULTING CO .......................            49
       14,200     * NCO GROUP, INC ...............................           431
       23,300     * PREPAID LEGAL SERVICES, INC ..................           594
       23,400     * PROSOFTTRAINING.COM ..........................           284
       33,900     * R.H. DONNELLEY CORP ..........................           824
       23,000     * RENT WAY, INC ................................           102
      214,084     * ROBERT HALF INTERNATIONAL, INC ...............         5,673
       19,042       ROLLINS, INC .................................           382
       11,848     * SCHOOL SPECIALTY, INC ........................           238
        7,100     * SOURCE INFORMATION MANAGEMENT CO .............            27
       10,900     * SPHERION CORP ................................           123
        8,500     * STARTEK, INC .................................           131
        7,600       STRAYER EDUCATION, INC .......................           194
       25,100     * SYMYX TECHNOLOGIES, INC ......................           904
       13,925     * SYNDER COMMUNICATIONS, INC ...................             8
        5,400     * TEJON RANCH CO ...............................           104
        5,400     * TEJON RANCH CO RTS 01/08/01 ..................             0
       31,600     * TELETECH HOLDINGS, INC .......................           581
      134,800     * TERREMARK WORLDWIDE, INC .....................           101
       75,800     * TMP WORLDWIDE, INC ...........................         4,169
       14,300     * TRAVELOCITY.COM, INC .........................           173
    3,321,000       TYCO INTERNATIONAL LTD .......................       184,316
       16,900     * U.S. LEC CORP (CLASS A) ......................            81
       16,400     * UNIROYAL TECHNOLOGY CORP .....................           103
       21,400     * UNITED STATIONERS, INC .......................           514
      531,300       UNITED TECHNOLOGIES CORP .....................        41,773
       28,800       VALSPAR CORP .................................           927
       23,400     * VENTRO CORP ..................................            23
       20,500       VIAD CORP ....................................           472
        7,500     * WACKENHUT CORP (CLASS A) .....................           101
       44,400     * WORLD ACCESS, INC ............................           107
       11,200     * WORLDWIDE XCEED GROUP, INC ...................             1
                                                                    ------------
                    TOTAL OTHER ..................................       328,249
                                                                    ------------
  PRODUCER DURABLES--8.07%
       26,500       ACTUANT CORP .................................            80
       13,000     * ADVANCED LIGHTING TECHNOLOGIES, INC ..........            86
       35,800       AMETEK, INC ..................................           929
       15,700     * APPLIED SCIENCE AND TECHNOLOGY, INC ..........           188
       16,700     * ASTEC INDUSTRIES, INC ........................           220
        7,500     * AZURIX CORP ..................................            61
        4,400       BELDEN, INC ..................................           112
       11,000     * BLOUNT INTERNATIONAL, INC ....................            85
        7,700       BRIGGS & STRATTON CORP .......................           342
       20,100     * BROOKS AUTOMATION, INC .......................           564
       11,800     * CASELLA WASTE SYSTEMS, INC (CLASS A) .........           103
        4,897     * CATAYTICA ENERGY SYSTEMS .....................            84
       44,100     * COGNEX CORP ..................................           976
       23,600     * COINSTAR, INC ................................           360
        3,100     * COORSTEK, INC ................................            97
       11,700     * CUNO, INC ....................................           314
        9,400     * CYBEROPTICS CORP .............................           159
       44,650     * DYCOM INDUSTRIES, INC ........................         1,605
        2,800       FRANKLIN ELECTRIC CO, INC ....................           192
       12,300     * FUELCELL ENERGY, INC .........................           843
   20,784,173       GENERAL ELECTRIC CO ..........................       996,341
    1,652,820       HARLEY DAVIDSON, INC .........................        65,700
        9,800     * IBIS TECHNOLOGY CORP .........................           189
        7,700       IDEX CORP ....................................           255
        9,500       LINDSAY MANUFACTURING CO .....................           215
       19,300     * LITTELFUSE, INC ..............................           552
       20,472       MANITOWOC CO, INC ............................           594
       26,700     * MECHANICAL TECHNOLOGY, INC ...................            93
       30,650     * NATIONAL INSTRUMENTS CORP ....................         1,488
       76,600     * NEWPARK RESOURCES, INC .......................           732
       15,100       NEWPORT NEWS SHIPBUILDING, INC ...............           785
       11,000       NORDSON CORP .................................           281
        3,382       PHILADELPHIA SUBURBAN CORP ...................            83
       14,400     * PHOTON DYNAMICS, INC .........................           324
            3       PITNEY BOWES, INC ............................             0
       11,400    e* PLUG POWER, INC ..............................           167
      513,900     * POWER-ONE, INC ...............................        20,203
       24,550     * QUANTA SERVICES, INC .........................           790
       31,500     * RAYOVAC CORP .................................           447
       21,600     * REPUBLIC SERVICES, INC (CLASS A) .............           371
       36,570       ROPER INDUSTRIES, INC ........................         1,209
          400       SJW CORP .....................................            41
       22,000     * SUPERCONDUCTOR TECHNOLOGIES, INC .............            80
       14,133       TELEFLEX, INC ................................           625
        9,300       TENNANT CO ...................................           446
       41,800     * TETRA TECH, INC ..............................         1,332
        5,900     * THERMO FIBERTEK, INC .........................            20
       35,100     * VALENCE TECHNOLOGY, INC ......................           327
        7,900       VALMONT INDUSTRIES, INC ......................           145
        7,578       WABTEC CORP ..................................            89
       16,700     * WASTE CONNECTIONS, INC .......................           552
                                                                    ------------
                    TOTAL PRODUCER DURABLES ......................     1,101,876
                                                                    ------------
  TECHNOLOGY--46.30%
       14,300     * 24/7 MEDIA, INC ..............................             8
      290,727     * 3COM CORP ....................................         2,471
       31,300     * 3DO CO .......................................            82
       17,200     * ABOUT.COM, INC ...............................           463
       30,000     * ACCRUE SOFTWARE, INC .........................            75
       12,800     * ACT MANUFACTURING, INC .......................           202
       26,420     * ACTEL CORP ...................................           639
       67,500     * ACTUATE CORP .................................         1,291
       75,460     * ACXIOM CORP ..................................         2,938
       22,100     * ADAPTEC, INC .................................           227
       48,200     * ADAPTIVE BROADBAND CORP ......................           295
      924,886     * ADC TELECOMMUNICATIONS, INC ..................        16,764
       11,700     * ADEPT TECHNOLOGY, INC ........................           170
      288,820       ADOBE SYSTEMS, INC ...........................        16,806
       22,835     * ADTRAN, INC ..................................           485
       46,900     * ADVANCED DIGITAL INFORMATION CORP ............         1,079
       14,500     * ADVANCED ENERGY INDUSTRIES, INC ..............           326
       88,950     * ADVANCED FIBRE COMMUNICATIONS, INC ...........         1,607
      218,400     * ADVANCED MICRO DEVICES, INC ..................         3,017
       12,400     * ADVANTAGE LEARNING SYSTEMS, INC ..............           417

68  o  2000 CREF Annual Report             SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
  TECHNOLOGY--(Continued)
       32,200     * ADVENT SOFTWARE, INC .........................  $      1,290
       68,300     * AEROFLEX, INC ................................         1,969
       25,900     * AETHER SYSTEMS, INC ..........................         1,013
       13,427     * AFFILIATED COMPUTER SERVICES, INC (CLASS A) ..           815
        3,900     * AGENCY.COM LTD ...............................            15
       30,000     * AGILE SOFTWARE CORP ..........................         1,481
      691,563     * AGILENT TECHNOLOGIES, INC ....................        37,863
       11,700     * AIRGATE PCS, INC .............................           415
        5,300     * AIRNET COMMUNICATION CORP ....................            36
       52,012     * AKAMAI TECHNOLOGIES, INC .....................         1,096
       29,300     * ALLAIRE CORP .................................           147
       23,700     * ALLIANCE SEMICONDUCTOR CORP ..................           268
       43,700     * ALPHA INDUSTRIES, INC ........................         1,617
      477,600     * ALTERA CORP ..................................        12,567
    3,479,768     * AMERICA ONLINE, INC ..........................       121,096
       40,475     * AMERICAN MANAGEMENT SYSTEMS, INC .............           802
      184,000     * AMERICAN POWER CONVERSION CORP ...............         2,277
       23,800     * AMERICAN SUPERCONDUCTOR CORP .................           680
        3,900     * AMERICAN TECHNICAL CERAMICS CORP .............            39
       56,800     * AMERICAN TELESOURCE INTERNATIONAL, INC .......            21
      133,800     * AMKOR TECHNOLOGY, INC ........................         2,076
       48,000     * AMPHENOL CORP (CLASS A) ......................         1,881
       35,300     * ANADIGICS, INC ...............................           578
    1,550,334     * ANALOG DEVICES, INC ..........................        79,358
       15,100       ANALYSTS INTERNATIONAL CORP ..................            58
       26,200     * ANAREN MICROWAVE, INC ........................         1,760
       68,675     * ANDREW CORP ..................................         1,494
        2,656     * ANIXTER INTERNATIONAL, INC ...................            57
       38,500     * ANSWERTHINK, INC .............................           140
       21,700     * ANTEC CORP ...................................           172
       27,200     * APAC CUSTOMER SERVICES, INC ..................           100
        4,466     * APERIAN, INC .................................             3
       84,300     * APPLE COMPUTER, INC ..........................         1,254
      972,374     * APPLIED MATERIALS, INC .......................        37,133
    1,183,212     * APPLIED MICRO CIRCUITS CORP ..................        88,796
        7,000     * APPLIEDTHEORY CORP ...........................            14
      101,032     * ARCH WIRELESS, INC ...........................            63
          345     * ARCH WIRELESS, INC WTS 09/01/01 ..............             0
       12,200     * AREMISSOFT CORP ..............................           521
      451,200     * ARIBA, INC ...................................        24,196
       69,300     * ART TECHNOLOGY GROUP, INC ....................         2,118
       40,325     * ARTESYN TECHNOLOGIES, INC ....................           640
        5,500     * ASIAINFO HOLDINGS, INC .......................            52
       25,200     * ASK JEEVES, INC ..............................            61
       50,300     * ASPECT COMMUNICATIONS CORP ...................           405
       35,000     * ASPEN TECHNOLOGY, INC ........................         1,164
       36,900     * ASYST TECHNOLOGIES, INC ......................           496
      483,200     * ATMEL CORP ...................................         5,617
       27,300     * ATMI, INC ....................................           532
       17,520       AUTODESK, INC ................................           472
      543,674       AUTOMATIC DATA PROCESSING, INC ...............        34,421
        7,700     * AVANEX CORP ..................................           459
       38,380     * AVANT CORP ...................................           703
      279,749     * AVAYA, INC ...................................         2,885
        5,500     * AVENUE A, INC ................................            10
        7,100       AVERY DENNISON CORP ..........................           390
       58,043     * AVOCENT CORP .................................         1,567
       29,000     * AVT CORP .....................................           144
       20,800       AVX CORP .....................................           341
       20,600     * AWARE, INC ...................................           366
       22,900     * AXT, INC .....................................           757
       19,200     * BARRA, INC ...................................           905
    1,212,000     * BEA SYSTEMS, INC .............................        81,583
       18,800     * BENCHMARK ELECTRONICS, INC ...................           424
       28,400     * BILLING CONCEPTS CORP ........................            57
       47,100     * BINDVIEW DEVELOPMENT CORP ....................           443
       53,900     * BISYS GROUP, INC .............................         2,810
       22,440     * BLACK BOX CORP ...............................         1,084
       15,500     * BLUESTONE SOFTWARE, INC ......................           234
      290,123     * BMC SOFTWARE, INC ............................         4,062
       10,400     * BOTTOMLINE TECHNOLOGIES, INC .................           267
       14,300     * BRAUN CONSULTING, INC ........................            53
       16,900     * BREAKAWAY SOLUTIONS, INC .....................            15
       62,189     * BRIGHTPOINT, INC .............................           218
       15,300     * BRIO TECHNOLOGY, INC .........................            65
       45,600     * BROADBASE SOFTWARE, INC ......................           285
      173,100     * BROADCOM CORP (CLASS A) ......................        14,540
      234,000     * BROADVISION, INC .............................         2,764
      678,100     * BROCADE COMMUNICATIONS SYSTEMS, INC ..........        62,258
       15,200     * BROOKTROUT, INC ..............................           144
       15,800     * BSQUARE CORP .................................            95
       31,806       C&D TECHNOLOGIES, INC ........................         1,374
       14,900     * CABLE DESIGN TECHNOLOGIES CO .................           251
       92,300     * CABLETRON SYSTEMS, INC .......................         1,390
       16,400     * CACHEFLOW, INC ...............................           280
        8,000     * CACI INTERNATIONAL, INC (CLASS A) ............           184
       75,400     * CADENCE DESIGN SYSTEMS, INC ..................         2,074
        7,800     * CAIS INTERNET, INC ...........................             8
        7,100     * CALDERA SYSTEMS, INC .........................            14
       14,700     * CALICO COMMERCE, INC .........................            14
       16,500     * CALIFORNIA AMPLIFIER, INC ....................           153
       41,500     * CAMBRIDGE TECHNOLOGY PARTNERS, INC ...........           109
        5,000     * CAMINUS CORP .................................           116
       11,200     * CARREKER CORP ................................           389
       10,600     * CARRIER ACCESS CORP ..........................            95
        6,500     * C-BRIDGE INTERNET SOLUTIONS, INC .............            25
       33,100     * C-COR.NET CORP ...............................           322
       14,000     * CELERITEL, INC ...............................           534
        6,600     * CENTENNIAL COMMUNICATIONS CORP ...............           124
        3,800     * CENTILUM COMMUNICATIONS, INC .................            85
    1,633,800     * CERIDIAN CORP ................................        32,574
       63,560     * CHECKFREE CORP ...............................         2,701
       13,600     * CHOICE ONE COMMUNICATIONS, INC ...............           127
        7,100     * CHORDIANT SOFTWARE, INC ......................            21
       48,416     * CIBER, INC ...................................           236
    1,528,900     * CIENA CORP ...................................       124,223
       62,250     * CIRRUS LOGIC, INC ............................         1,167
   16,747,572     * CISCO SYSTEMS, INC ...........................       640,595
      209,380     * CITRIX SYSTEMS, INC ..........................         4,711
       26,360     * CLARENT CORP .................................           298
       22,400     * CLARUS CORP ..................................           157
       10,100     * CLICK2LEARN. COM, INC ........................            98
      248,273     * CMGI, INC ....................................         1,389
       55,700     * CNET NETWORKS, INC ...........................           891
        7,600     * COGNIZANT TECHNOLOGY SOLUTIONS CORP ..........           276
       23,300       COHU, INC ....................................           325
       25,800     * COM21, INC ...................................           121
      231,200     * COMMERCE ONE, INC ............................         5,852
       49,533     * COMMSCOPE, INC ...............................           820
    2,026,696       COMPAQ COMPUTER CORP .........................        30,502
       27,500     * COMPLETE BUSINESS SOLUTIONS, INC .............           284
      531,136       COMPUTER ASSOCIATES INTERNATIONAL, INC .......        10,357
        8,465     * COMPUTER HORIZONS CORP .......................            21
       29,600     * COMPUTER NETWORK TECHNOLOGY CORP .............           853
      130,218     * COMPUTER SCIENCES CORP .......................         7,829
      235,640     * COMPUWARE CORP ...............................         1,473
        1,400       COMPX INTERNATIONAL, INC .....................            13
      197,022     * COMVERSE TECHNOLOGY, INC .....................        21,402
       26,200     * CONCORD CAMERA CORP ..........................           432
       19,200     * CONCORD COMMUNICATIONS, INC ..................           168
      255,728     * CONCORD EFS, INC .............................        11,236
       64,100     * CONCURRENT COMPUTER CORP .....................           345
      261,786     * CONEXANT SYSTEMS, INC ........................         4,025
       13,150     * CONVERA CORP .................................           233
       10,500     * CONVERGENT COMMUNICATIONS, INC ...............             6
       14,620     * CONVERGYS CORP ...............................           662
       54,600     * COPPER MOUNTAIN NETWORKS, INC ................           322
        1,456     * CORECOMM LTD .................................             7
        4,000     * CORILLIAN CORP ...............................            48

         SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report   o  69

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
  TECHNOLOGY--(Continued)
    1,842,354       CORNING, INC .................................  $     97,299
       22,100     * CORSAIR COMMUNICATIONS, INC ..................           157
       62,700     * CREDENCE SYSTEMS CORP ........................         1,442
       72,400     * CREE, INC ....................................         2,572
       25,600     * CRITICAL PATH, INC ...........................           787
       11,200     * CROSSROADS SYSTEMS, INC ......................            53
       62,600     * CSG SYSTEMS INTERNATIONAL, INC ...............         2,938
       17,250     * CTC COMMUNICATIONS GROUP, INC ................            80
       32,900       CTS CORP .....................................         1,199
          500       CUBIC CORP ...................................            13
       19,100     * CYBERSOURCE CORP .............................            45
       22,900     * CYLINK CORP ..................................            49
       34,300     * CYMER, INC ...................................           883
        1,500     * CYPRESS COMMUNICATIONS, INC ..................             1
      111,200     * CYPRESS SEMICONDUCTOR CORP ...................         2,189
        6,000     * CYSIE, INC ...................................            25
       10,900     * DALEEN TECHNOLOGIES, INC .....................            41
       52,900       DALLAS SEMICONDUCTOR CORP ....................         1,356
       11,700     * DATA RETURN CORP .............................            44
       23,400     * DATASTREAM SYSTEMS, INC ......................           228
       18,600     * DAVOX CORP ...................................           181
       13,000     * DDI CORP .....................................           354
    5,889,462     * DELL COMPUTER CORP ...........................       102,697
       11,200     * DELTATHREE, INC ..............................            13
       24,550     * DIAMONDCLUSTER INTERNATIONAL, INC (CLASS A) ..           749
       31,400     * DIGEX, INC ...................................           707
       10,000     * DIGIMARC CORP ................................           165
          500     * DIGITAL COURIER TECHNOLOGIES, INC ............             0
       24,500     * DIGITAL INSIGHT CO ...........................           443
       90,500     * DIGITAL ISLAND, INC ..........................           368
       21,600     * DIGITAL RIVER, INC ...........................            51
        4,800     * DIGITALTHINK INC .............................            82
       11,000     * DIGITAS, INC .................................            56
       87,200     * DMC STRATEX NETWORKS, INC ....................         1,308
       14,000     * DOBSON COMMUNICATIONS CORP (CLASS A) .........           205
       38,200     * DOCUMENTUM, INC ..............................         1,898
      128,492     * DOUBLECLICK, INC .............................         1,413
       12,000     * DSET CORP ....................................            22
       31,800     * DSP GROUP, INC ...............................           669
       26,800     * DST SYSTEMS, INC .............................         1,796
        6,100     * DUPONT PHOTOMASKS, INC .......................           322
       84,950     * E.PIPHANY, INC ...............................         4,582
      148,600     * EBAY, INC ....................................         4,904
       23,545     * ECHELON CORP .................................           378
       28,800     * EGAIN COMMUNICATIONS CORP ....................            89
       25,000     * ELANTEC SEMICONDUCTOR, INC ...................           694
       31,700     * ELECTRO SCIENTIFIC INDUSTRIES, INC ...........           888
       21,200     * ELECTROGLAS, INC .............................           325
      136,800     * ELECTRONIC ARTS, INC .........................         5,831
      264,700       ELECTRONIC DATA SYSTEMS CORP .................        15,286
       35,100     * ELECTRONICS FOR IMAGING, INC .................           489
       54,400     * ELOYALTY CORP ................................           352
       45,200     * EMACHINES, INC ...............................            17
       26,300     * EMAGIN CORP ..................................            56
        4,800     * EMBARCADERO TECHNOLOGIES, INC ................           216
    7,135,912     * EMC CORP .....................................       474,538
       29,500     * EMCORE CORP ..................................         1,387
       47,500     * E-MEDSOFT.COM ................................            30
        7,180     * EMERGE INTERACTIVE, INC (CLASS A) ............            26
          445     * EMPLOYEE SOLUTIONS, INC ......................             0
       87,400     * EMULEX CORP ..................................         6,987
       44,800     * ENGAGE, INC ..................................            34
       50,700     * ENTRUST TECHNOLOGIES, INC ....................           659
       11,100     * EPICEDGE, INC ................................             4
        4,400     * EPLUS, INC ...................................            50
        6,500     * EPRISE CORP ..................................            12
      168,400       EQUIFAX, INC .................................         4,831
    2,516,800       ERICSSON TELEFON (LM) SERIES B (SPON ADR) ....        28,157
        9,300     * ESPEED, INC (CLASS A) ........................           146
       29,800     * ESS TECHNOLOGY, INC ..........................           153
       45,120     * EXAR CORP ....................................         1,398
       11,300     * EXCEL TECHNOLOGY, INC ........................           225
       33,400     * EXCELON CORP .................................            50
       37,600     * EXCHANGE APPLICATIONS, INC ...................            46
      122,778     * EXCITE AT HOME ...............................           679
    1,151,650     * EXODUS COMMUNICATIONS, INC ...................        23,033
        7,600     * EXTENDED SYSTEMS, INC ........................            89
        4,200     * EXTENSITY, INC ...............................            25
       56,200     * EXTREME NETWORKS, INC ........................         2,199
       13,300     * F.Y.I., INC ..................................           490
       15,900     * F5 NETWORKS, INC .............................           151
       11,985       FAIR ISSAC & CO, INC .........................           611
       53,600     * FAIRCHILD SEMICONDUCTOR INTERNATIONAL, INC
                      (CLASS A) ..................................           774
       16,300     * FEI CO .......................................           371
       10,900     * FIBERNET TELECOM GROUP, INC ..................            60
       40,597     * FILENET CORP .................................         1,106
      118,900     * FINISAR CORP .................................         3,448
        5,500     * FIREPOND, INC ................................            52
        6,500     * FIRSTWORLD COMMUNICATIONS, INC (CLASS B) .....             4
      102,712     * FISERV, INC ..................................         4,872
       21,000     * FOCAL COMMUNICATIONS CORP ....................           147
      619,964     * FOUNDRY NETWORKS, INC ........................         9,299
        1,600     * FREEMARKETS, INC .............................            30
       17,900     * FSI INTERNATIONAL, INC .......................           150
        4,400     * FUTURELINK CORP ..............................             3
       12,800     * GADZOOX NETWORKS, INC ........................            27
       16,400     * GASONICS INTERNATIONAL CORP ..................           301
      227,100     * GATEWAY, INC .................................         4,086
       45,900     * GENERAL SEMICONDUCTOR, INC ...................           287
       22,200     * GENZYME TRANSGENICS CORP .....................           318
       20,500     * GEOWORKS CORP ................................            60
        8,500     * GLOBALNETFINANCIAL.COM, INC ..................            13
       40,500     * GLOBESPAN, INC ...............................         1,114
       20,500     * GLOBIX CORP ..................................            56
       13,500     * GOAMERICA, INC ...............................            73
        2,100     * GOLDEN TELECOM, INC ..........................            11
       32,600     * GOTO.COM, INC ................................           238
       15,400     * GREAT PLAINS SOFTWARE, INC ...................           725
       10,900     * GRIC COMMUNICATIONS, INC .....................            23
        2,500     * GRIFFON CORP .................................            20
       60,246     * HARMONIC, INC ................................           343
       13,800       HARRIS CORP ..................................           423
       26,500       HELIX TECHNOLOGY CORP ........................           627
      764,052       HEWLETT-PACKARD CO ...........................        24,115
        8,900     * HI/FN, INC ...................................           245
        2,300       HICKORY TECH CORP ............................            47
       38,040     * HNC SOFTWARE, INC ............................         1,129
       53,200     * HOMESTORE.COM, INC ...........................         1,071
       28,500       HON INDUSTRIES, INC ..........................           727
        6,600     * HUTCHINSON TECHNOLOGY, INC ...................            91
       37,990     * HYPERION SOLUTIONS CORP ......................           586
      719,590     * I2 TECHNOLOGIES, INC .........................        39,128
       12,200     * IBASIS, INC ..................................            50
        7,800     * IBEAM BROADCASTING CORP ......................             8
       31,300     * IDENTIX, INC .................................           246
       37,267     * IGATE CAPITAL CORP ...........................           107
       13,400     * II-VI, INC ...................................           204
       23,700     * ILLUMINET HOLDINGS, INC ......................           544
       14,500     * IMMERSION CORP ...............................           109
       13,800     * IMPSAT FIBER NETWORKS, INC ...................            60
       22,700     * IMRGLOBAL CORP ...............................           122
       11,600     * INET TECHNOLOGIES, INC .......................           470
       34,400     * INFOCUS CORP .................................           507
       51,200     * INFONET SERVICES CORP (CLASS B) ..............           256
       63,952     * INFORMATICA CORP .............................         2,530
       31,800     * INFORMATION ARCHITECTS CORP ..................            58
        6,000     * INFORTE CORP .................................            83
      257,860     * INFOSPACE.COM, INC ...........................         2,280


70  o  2000 CREF Annual Report             SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
  TECHNOLOGY--(Continued)
        6,800     * INGRAM MICRO, INC (CLASS A) ..................  $         77
       97,000     * INKTOMI CORP .................................         1,734
        9,900     * INPRISE CORP .................................            55
       13,400     * INTEGRATED CIRCUIT SYSTEMS, INC ..............           222
      120,200     * INTEGRATED DEVICE TECHNOLOGY, INC ............         3,982
   17,012,122       INTEL CORP ...................................       511,427
       44,300     * INTELIDATA TECHNOLOGIES CORP .................           115
        7,100     * INTERACT COMMERCE CORP .......................            59
        5,700     * INTERACTIVE INTELLIGENCE, INC ................           138
        9,300     * INTERCEPT GROUP, INC .........................           248
       64,186     * INTERDIGITAL COMMUNICATIONS CORP .............           347
       55,900     * INTERLIANT, INC ..............................           178
       11,600     * INTERLINK ELECTRONICS, INC ...................           147
       92,200     * INTERNAP NETWORK SERVICES CORP ...............           668
    3,261,700       INTERNATIONAL BUSINESS MACHINES CORP .........       277,245
       33,400     * INTERNATIONAL FIBERCOM, INC ..................           165
       58,500     * INTERNATIONAL RECTIFIER CORP .................         1,755
       55,200     * INTERNET PICTURES CORP .......................            53
       31,700     * INTERNET SECURITY SYSTEMS, INC ...............         2,486
       12,300     * INTERNET.COM CORP ............................            73
       24,400     * INTERSIL HOLDINGS CORP .......................           560
       74,300     * INTERTRUST TECHNOLOGIES CORP .................           251
       37,800     * INTERVOICE-BRITE, INC ........................           274
       19,100     * INTERWORLD CORP ..............................            10
       41,700     * INTERWOVEN, INC ..............................         2,750
       19,900     * INTRAWARE, INC ...............................            29
       16,900     * INTRUSION.COM, INC ...........................            80
      142,585     * INTUIT, INC ..................................         5,623
      256,992     * IOMEGA CORP ..................................           866
       22,280       IRON MOUNTAIN, INC ...........................           827
       10,200     * ITXC CORP ....................................            71
       46,600     * IXL ENTERPRISES, INC .........................            47
        7,300     * IXYS CORP ....................................           107
       47,700     * J.D. EDWARDS & CO ............................           850
        2,394     * J2 GLOBAL COMMUNICATIONS, INC ................             1
      142,364     * JABIL CIRCUIT, INC ...........................         3,612
       36,500       JACK HENRY & ASSOCIATES, INC .................         2,268
        7,650     * JDA SOFTWARE GROUP, INC ......................           100
    1,753,707     * JDS UNIPHASE CORP ............................        73,108
        7,200     * JNI CORP .....................................           163
      663,600     * JUNIPER NETWORKS, INC ........................        83,655
       18,700     * JUNO ONLINE SERVICES, INC ....................            12
       22,738     * JUPITER MEDIA METRIX, INC ....................           212
       91,652     * KANA COMMUNICATIONS, INC .....................         1,054
       44,500     * KEANE, INC ...................................           434
       10,400       KEITHLEY INSTRUMENTS, INC ....................           448
       97,180     * KEMET CORP ...................................         1,470
       25,900     * KENT ELECTRONICS CORP ........................           427
       20,000     * KEYNOTE SYSTEMS, INC .........................           284
       23,250     * KFORCE.COM, INC ..............................            71
      213,500     * KLA-TENCOR CORP ..............................         7,192
       74,700     * KOPIN CORP ...................................           826
       14,400     * KRONOS, INC ..................................           446
       51,300     * KULICKE & SOFFA INDUSTRIES, INC ..............           577
      150,212     * LAM RESEARCH CORP ............................         2,178
       19,300     * LANTE CORP ...................................            30
       93,944     * LATTICE SEMICONDUCTOR CORP ...................         1,726
       14,400     * LCC INTERNATIONAL, INC (CLASS A) .............           157
       13,600     * LEARNING TREE INTERNATIONAL, INC .............           673
      102,960     * LEGATO SYSTEMS, INC ..........................           766
        8,800     * LEVEL 8 SYSTEMS, INC .........................            54
      155,402     * LEXMARK INTERNATIONAL, INC ...................         6,886
       62,000     * LIBERATE TECHNOLOGIES ........................           845
       19,900     * LIGHTBRIDGE, INC .............................           261
       18,300     * LIGHTPATH TECHNOLOGIES, INC ..................           254
      380,800       LINEAR TECHNOLOGY CORP .......................        17,612
        1,300     * LIVEPERSON, INC ..............................             1
       48,700     * LOOKSMART LTD ................................           119
    1,845,800     * LSI LOGIC CORP ...............................        31,545
       56,600     * LTX CORP .....................................           733
    8,784,886       LUCENT TECHNOLOGIES, INC .....................       118,596
       62,900     * MACROMEDIA, INC ..............................         3,821
       41,200     * MACROVISION CORP .............................         3,049
       29,100     * MAIL.COM, INC ................................            21
       17,200     * MAIL-WELL, INC ...............................            74
        6,100     * MANHATTAN ASSOCIATES, INC ....................           260
       59,800     * MANUGISTICS GROUP, INC .......................         3,409
       16,100     * MAPINFO CORP .................................           761
       90,123     * MARCHFIRST, INC ..............................           135
       15,800     * MARIMBA, INC .................................            71
       22,875     * MASTEC, INC ..................................           458
        6,300     * MATRIXONE, INC ...............................           115
      341,200     * MAXIM INTEGRATED PRODUCTS, INC ...............        16,314
       75,000     * MAXTOR CORP ..................................           420
        7,400     * MCAFEE.COM CORP ..............................            37
       10,900     * MCK COMMUNICATIONS, INC ......................            92
       10,700     * MCSI, INC ....................................           229
       10,000     * MEDIA 100 INC ................................            26
       19,300     * MEDIAPLEX, INC ...............................            16
       15,300     * MEMC ELECTRONIC MATERIALS, INC ...............           148
       76,600     * MENTOR GRAPHICS CORP .........................         2,102
       28,000     * MERCATOR SOFTWARE, INC .......................           151
       26,400     * MERCURY COMPUTER SYSTEMS, INC ................         1,226
       95,800     * MERCURY INTERACTIVE CORP .....................         8,646
        7,600     * META GROUP, INC ..............................            49
       10,900     * METASOLV, INC ................................            99
        4,800     * METAWAVE COMMUNICATIONS CORP .................            44
       36,000       METHODE ELECTRONICS, INC (CLASS A) ...........           826
       19,500     * METRICOM, INC ................................           196
       65,700     * METROCALL, INC ...............................            31
       46,209     * METTLER-TOLEDO INTERNATIONAL, INC ............         2,513
       70,200     * MICREL, INC ..................................         2,365
      142,207     * MICROCHIP TECHNOLOGY, INC ....................         3,120
       96,450     * MICROMUSE, INC ...............................         5,822
       26,600     * MICRON ELECTRONICS, INC ......................           104
    1,483,800     * MICRON TECHNOLOGY, INC .......................        52,675
       12,900     * MICROSEMI CORP ...............................           359
   10,122,094     * MICROSOFT CORP ...............................       439,046
       30,900    e* MICROSTRATEGY, INC ...........................           294
       13,700     * MICROVISION, INC .............................           240
       46,000     * MIPS TECHNOLOGIES, INC (CLASS A) .............         1,228
        5,200     * MKS INSTRUMENTS, INC .........................            81
      124,415       MOLEX, INC ...................................         4,417
            1     * MOMENTUM BUSINESS APPLICATIONS, INC ..........             0
    1,147,755       MOTOROLA, INC ................................        23,242
       59,237     * MPOWER COMMUNICATIONS CORP ...................           304
       76,200     * MRV COMMUNICATIONS, INC ......................         1,019
       37,200     * MTI TECHNOLOGY CORP ..........................           146
       19,100     * MULTEX.COM, INC ..............................           253
        5,500     * NANOMETRICS, INC .............................            76
        5,400       NATIONAL DATA CORP ...........................           198
       16,600     * NATIONAL INFORMATION CONSORTIUM, INC .........            25
      216,831     * NATIONAL SEMICONDUCTOR CORP ..................         4,364
       44,500     * NATURAL MICROSYSTEMS CORP ....................           439
       11,500     * NAVISITE, INC ................................            27
       16,400     * NCR CORP .....................................           806
        4,700     * NEON SYSTEMS, INC ............................            29
       14,400     * NET PERCEPTIONS, INC .........................            30
        6,900     * NET.GENESIS CORP .............................            22
       10,500     * NET2PHONE, INC ...............................            77
        3,200     * NETCREATIONS, INC ............................            22
       31,050     * NETEGRITY, INC ...............................         1,688
        4,600     * NETGURU.COM, INC .............................            18
       32,700     * NETIQ CORP ...................................         2,857
       25,000     * NETMANAGE, INC ...............................            23
       13,800     * NETOBJECTS, INC ..............................             6
       16,200     * NETOPIA, INC .................................            70
        2,400     * NETPLIANCE, INC ..............................             1
       43,300     * NETRO CORP ...................................           300

         SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report   o  71

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
  TECHNOLOGY--(Continued)
       15,200     * NETSCOUT SYSTEMS, INC ........................  $        152
        8,300     * NETSILICON, INC ..............................            31
        4,000     * NETSOL INTERNATIONAL, INC ....................            28
        5,000     * NETSOLVE, INC ................................            38
       17,400     * NETWORK ACCESS SOLUTIONS CORP ................            11
      752,400     * NETWORK APPLIANCE, INC .......................        48,295
      126,694     * NETWORK ASSOCIATES, INC ......................           531
       18,300     * NETWORK PERIPHERALS, INC .....................           118
       30,200     * NETZERO, INC .................................            26
       27,600     * NEW ERA OF NETWORKS, INC .....................           162
        5,700     * NEW FOCUS, INC ...............................           198
       36,250       NEWPORT CORP .................................         2,850
       19,600     * NEXT LEVEL COMMUNICATIONS, INC ...............           223
       14,600     * NHANCEMENT TECHNOLOGIES, INC .................            72
        9,600     * NIKU CORP ....................................            70
      783,500       NOKIA CORP (SPON ADR) ........................        34,082
        5,700       NORTH PITTSBURGH SYSTEMS, INC ................            63
       51,300     * NOVA CORP (GEORGIA) ..........................         1,023
       13,600     * NOVADIGM, INC ................................            86
      106,950     * NOVELL, INC ..................................           558
    1,817,862     * NOVELLUS SYSTEMS, INC ........................        65,329
       15,800       NTELOS, INC ..................................           278
        6,000     * NUANCE COMMUNICATIONS, INC ...................           259
        1,000     * NUCENTRIX BROADBAND NETWORKS, INC ............            11
        6,700     * NUMERICAL TECHNOLOGIES, INC ..................           121
       58,600     * NVIDIA CORP ..................................         1,920
       43,900     * NX NETWORKS, INC .............................            27
       25,400     * NYFIX, INC ...................................           614
       24,100     * OBJECTIVE SYSTEMS INTEGRATORS, INC ...........           425
    1,098,337     * ON SEMICONDUCTOR CORP ........................         5,766
       25,000     * ONYX SOFTWARE CORP ...........................           275
       38,800     * OPEN MARKET, INC .............................            42
       82,208     * OPENWAVE SYSTEMS, INC ........................         3,941
        7,200     * OPTICAL CABLE CORP ...........................            65
           70     * OPUS360 CORP .................................             0
   13,739,732     * ORACLE CORP ..................................       399,311
        5,700     * OSICOM TECHNOLOGIES, INC .....................            92
        5,200     * OTG SOFTWARE, INC ............................            84
       20,000     * PACKETEER, INC ...............................           248
       20,880     * PAC-WEST TELECOMM, INC .......................            72
      673,603     * PALM, INC ....................................        19,071
       19,400     * PARADYNE NETWORKS, INC .......................            35
      232,034     * PARAMETRIC TECHNOLOGY CORP ...................         3,118
       42,800     * PAXSON COMMUNICATIONS CORP ...................           511
      402,582       PAYCHEX, INC .................................        19,576
       94,600     * P-COM, INC ...................................           290
       14,700     * PC-TEL, INC ..................................           158
          900     * PEC SOLUTIONS, INC ...........................             7
      177,840     * PEOPLESOFT, INC ..............................         6,613
      170,812     * PEREGRINE SYSTEMS, INC .......................         3,374
       24,800     * PERICOM SEMICONDUCTOR CORP ...................           459
       68,300     * PEROT SYSTEMS CORP (CLASS A) .................           628
       12,500     * PERSISTENCE SOFTWARE, INC ....................            55
       27,700     * PHOENIX TECHNOLOGIES LTD .....................           374
       26,800     * PHOTRONICS, INC ..............................           628
        6,600     * PIXELWORKS, INC ..............................           148
       58,300     * PLANTRONICS, INC .............................         2,740
       53,400     * PLEXUS CORP ..................................         1,623
       17,200     * PLX TECHNOLOGY, INC ..........................           143
      480,286     * PMC-SIERRA, INC ..............................        37,762
       59,500     * POLYCOM, INC .................................         1,915
      137,900     * PORTAL SOFTWARE, INC .........................         1,082
       31,900     * POWER INTEGRATIONS, INC ......................           367
       31,300     * POWERTEL, INC ................................         1,939
       53,000     * POWERWAVE TECHNOLOGIES, INC ..................         3,101
        4,025     * PREDICTIVE SYSTEMS, INC ......................            29
        3,800     * PREVIEW SYSTEMS, INC .........................            12
       24,900     * PRI AUTOMATION, INC ..........................           467
       14,000     * PRIMUS KNOWLEDGE SOLUTIONS, INC ..............            91
       17,300     * PROBUSINESS SERVICES, INC ....................           460
        6,400     * PROCOM TECHNOLOGY, INC .......................            83
       21,235     * PRODIGY COMMUNICATIONS CORP (CLASS A) ........            32
       45,650     * PROFIT RECOVERY GROUP INTERNATIONAL, INC .....           291
       36,300     * PROGRESS SOFTWARE CORP .......................           524
       13,800     * PROJECT SOFTWARE & DEVELOPMENT, INC ..........           148
       34,700     * PROXICOM, INC ................................           143
       31,300     * PROXIM, INC ..................................         1,346
       39,480     * PUMA TECHNOLOGY, INC .........................           164
       24,900     * PURCHASEPRO.COM, INC .........................           436
      105,675     * QLOGIC CORP ..................................         8,137
       12,400     * QRS CORP .....................................           159
    2,024,800     * QUALCOMM, INC ................................       166,413
       74,750     * QUANTUM CORP-HARD DISK DRIVE GROUP ...........           598
       25,300     * QUEST SOFTWARE, INC ..........................           710
       23,000     * QUICKLOGIC CORP ..............................           160
       18,400     * QUINTUS CORP .................................            55
       16,900     * QUOKKA SPORTS, INC ...........................            10
       19,050     * RADIANT SYSTEMS, INC .........................           391
       17,700     * RADISYS CORP .................................           458
       26,800     * RAINBOW TECHNOLOGIES, INC ....................           424
       94,164     * RAMBUS, INC ..................................         3,402
       15,500     * RAMP NETWORKS, INC ...........................            89
       44,800     * RARE MEDIUM GROUP, INC .......................           361
      225,458     * RATIONAL SOFTWARE CORP .......................         8,779
       13,300     * RAZORFISH, INC (CLASS A) .....................            22
       81,500     * REALNETWORKS, INC ............................           708
       81,900     * RED HAT, INC .................................           512
      227,400     * REDBACK NETWORKS, INC ........................         9,323
        6,700     * REGISTER.COM, INC ............................            47
       30,780     * REMEDY CORP ..................................           510
       11,700     * RESEARCH FRONTIERS, INC ......................           205
      162,300     * RESEARCH IN MOTION LTD .......................        12,984
       56,513     * RETEK, INC ...................................         1,378
      139,200     * RF MICRO DEVICES, INC ........................         3,819
       45,950     * ROBOTIC VISION SYSTEMS, INC ..................           126
       17,300     * ROGERS CORP ..................................           710
       29,300     * RSA SECURITY, INC ............................         1,549
        5,800     * RUDOLPH TECHNOLOGIES, INC ....................           175
       10,900     * RURAL CELLULAR CORP (CLASS A) ................           323
       29,693     * S1 CORP ......................................           156
        4,500     * SABA SOFTWARE, INC ...........................            71
       12,700     * SAFEGUARD SCIENTIFICS, INC ...................            84
       32,500     * SAGA SYSTEMS, INC ............................           372
       16,900     * SAGENT TECHNOLOGY, INC .......................            23
       14,400     * SANCHEZ COMPUTER ASSOCIATES, INC .............           119
       57,700     * SANDISK CORP .................................         1,601
      952,698     * SANMINA CORP .................................        73,000
       90,600     * SAPIENT CORP .................................         1,082
       10,300     * SATCON TECHNOLOGY CO .........................           102
       14,800     * SAVVIS COMMUNICATIONS CORP ...................            13
       29,500     * SAWTEK, INC ..................................         1,363
        7,400     * SBS TECHNOLOGIES, INC ........................           222
      139,800     * SCI SYSTEMS, INC .............................         3,687
       35,800     * SCIENT CORP ..................................           116
          700     * SCIENTIFIC LEARNING CORP .....................             3
      197,900       SCIENTIFIC-ATLANTA, INC ......................         6,444
       15,500     * SCM MICROSYSTEMS, INC ........................           512
      191,700     * SDL, INC .....................................        28,408
       20,200     * SEACHANGE INTERNATIONAL, INC .................           410
       30,400     * SECURE COMPUTING CORP ........................           300
        3,700     * SEEBEYOND TECHNOLOGY CORP ....................            38
        4,800     * SELECTICA, INC ...............................           116
       17,300     * SEMITOOL, INC ................................           168
       81,800     * SEMTECH CORP .................................         1,805
       25,300     * SENSORMATIC ELECTRONICS CORP .................           508
        9,000     * SEQUOIA SOFTWARE CORP ........................            17
       17,250     * SERENA SOFTWARE, INC .........................           591
    1,213,392     * SIEBEL SYSTEMS, INC ..........................        82,056
       35,200     * SILICON IMAGE, INC ...........................           191

72  o  2000 CREF Annual Report             SEE NOTES TO FINANCIAL STATEMENTS

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
  TECHNOLOGY--(Continued)
        3,900     * SILICON LABORATORIES, INC ....................  $         56
       93,000     * SILICON STORAGE TECHNOLOGY, INC ..............         1,099
        5,500     * SILICON VALLEY GROUP, INC ....................           158
        5,200     * SILICONIX, INC ...............................           117
       14,100     * SILVERSTREAM SOFTWARE, INC ...................           291
       27,200     * SIPEX CORP ...................................           651
       56,853     * SITEL CORP ...................................           163
        9,800     * SMARTDISK CORP ...............................            38
        5,500     * SMARTSERV ONLINE, INC ........................            39
    2,726,108     * SOLECTRON CORP ...............................        92,415
       36,600     * SOMERA COMMUNICATIONS, INC ...................           318
       16,900     * SONIC FOUNDRY, INC ...........................            22
      108,850     * SONICBLUE, INC ...............................           449
       27,400     * SONICWALL, INC ...............................           445
       14,500     * SONUS NETWORKS, INC ..........................           366
       12,900     * SPECTRALINK CORP .............................           186
        4,400     * SPECTRA-PHYSICS LASERS, INC ..................           111
       14,600     * SPEEDFAM-IPEC, INC ...........................            89
       10,700     * SPSS, INC ....................................           236
        4,400     * STANFORD MICRODEVICES, INC ...................           158
       57,600     * STARBASE CORP ................................           135
       43,800     * STARMEDIA NETWORK, INC .......................            83
    7,713,840     * SUN MICROSYSTEMS, INC ........................       215,023
       44,850     * SUNGARD DATA SYSTEMS, INC ....................         2,114
       11,600     * SUPERTEX, INC ................................           229
       18,700     * SVI HOLDINGS, INC ............................            19
       13,200     * SWITCHBOARD, INC .............................            39
      217,556     * SYCAMORE NETWORKS, INC .......................         8,104
       23,100     * SYKES ENTERPRISES, INC .......................           103
       86,743     * SYMANTEC CORP ................................         2,895
      175,047       SYMBOL TECHNOLOGIES, INC .....................         6,302
       21,730     * SYMMETRICOM, INC .............................           212
       35,502     * SYNOPSYS, INC ................................         1,684
        8,600     * SYNTEL, INC ..................................            49
       37,700     * SYSTEMS & COMPUTER TECHNOLOGY CORP ...........           464
       13,500     * TAKE-TWO INTERACTIVE SOFTWARE, INC ...........           155
       16,700     * TANNING TECHNOLOGY, INC ......................            62
       15,271     * TECH DATA CORP ...............................           413
       27,800       TECHNITROL, INC ..............................         1,143
       33,900     * TECHNOLOGY SOLUTIONS CO ......................            72
       52,800     * TEKELEC ......................................         1,584
        4,900     * TELAXIS COMMUNICATIONS CORP ..................             9
       19,700     * TELCOM SEMICONDUCTOR, INC ....................           224
       22,224     * TELECORP PCS, INC (CLASS A) ..................           497
        3,100     * TELESCAN, INC ................................             3
    1,509,076     * TELLABS, INC .................................        85,263
       20,500     * TELOCITY, INC ................................            41
       12,300     * TENFOLD CORP .................................            18
      211,400     * TERADYNE, INC ................................         7,875
       52,500     * TERAYON COMMUNICATION SYSTEMS, INC ...........           213
    4,256,268       TEXAS INSTRUMENTS, INC .......................       201,641
       11,200     * THERMA-WAVE, INC .............................           157
       25,400     * THREE-FIVE SYSTEMS, INC ......................           457
      153,500     * TIBCO SOFTWARE, INC ..........................         7,358
       63,700     * TITAN CORP ...................................         1,035
       20,200     * TIVO, INC ....................................           109
       14,400     * TOLLGRADE COMMUNICATIONS, INC ................           526
       44,800       TOTAL SYSTEM SERVICES, INC ...................         1,002
       22,020     * TRANSACTION SYSTEMS ARCHITECTS, INC (CLASS A)            255
       99,400     * TRANSWITCH CORP ..............................         3,889
       20,000     * TRICORD SYSTEMS, INC .........................           166
       28,100     * TRIMBLE NAVIGATION LTD .......................           674
       78,300     * TRIQUINT SEMICONDUCTOR, INC ..................         3,421
       23,800     * TRIZETTO GROUP, INC ..........................           397
       30,200     * TUMBLEWEED COMMUNICATIONS CORP ...............           517
        8,100     * TURNSTONE SYSTEMS, INC .......................            60
       19,450     * TUT SYSTEMS, INC .............................           160
        5,300     * ULTICOM, INC .................................           181
        9,600     * ULTIMATE ELECTRONICS, INC ....................           211
       13,400     * ULTRATECH STEPPER, INC .......................           347
       10,800     * UNIGRAPHICS SOLUTIONS, INC ...................           176
      186,000     * UNISYS CORP ..................................         2,720
       12,100     * UNIVERSAL ACCESS, INC ........................            97
       17,600     * UNIVERSAL DISPLAY CORP .......................           127
       19,390     * US INTERACTIVE, INC ..........................             5
       15,200     * US WIRELESS CORP .............................            67
       27,050     * USINTERNETWORKING, INC .......................           135
        9,500     * VA LINUX SYSTEMS, INC ........................            77
        1,500     * VALUECLICK, INC ..............................             7
       37,900     * VARIAN SEMICONDUCTOR EQUIPMENT
                       ASSOCIATES, INC ...........................           900
        6,700     * VASCO DATA SECURITY INTERNATIONAL, INC .......            36
       29,400     * VEECO INSTRUMENTS, INC .......................         1,180
      539,387     * VERISIGN, INC ................................        40,016
    1,475,868     * VERITAS SOFTWARE CORP ........................       129,138
       33,400     * VERITY, INC ..................................           804
        5,000     * VERSATA, INC .................................            45
       36,900     * VERTEL CORP ..................................            86
       14,400     * VERTEX INTERACTIVE, INC ......................            90
      109,300     * VERTICALNET, INC .............................           728
        3,700     * VIADOR, INC ..................................             5
       27,900     * VIALINK CO ...................................            78
       47,700     * VIANT CORP ...................................           189
       50,600     * VIASYSTEMS GROUP, INC ........................           421
        7,600     * VICINITY CORP ................................            23
       22,000     * VICOR CORP ...................................           668
       26,400     * VIEWPOINT CORP ...............................           144
      238,500     * VIGNETTE CORP ................................         4,293
       18,694     * VISHAY INTERTECHNOLOGY, INC ..................           283
       35,900     * VISUAL NETWORKS, INC .........................           117
      215,700     * VITESSE SEMICONDUCTOR CORP ...................        11,931
       89,400     * VITRIA TECHNOLOGY, INC .......................           693
        6,300     * VYYO, INC ....................................            39
       51,990     * WALT DISNEY INTERNET GROUP ...................           224
       13,800     * WATCHGUARD TECHNOLOGIES, INC .................           436
       54,300     * WAVE SYSTEMS CORP (CLASS A) ..................           244
       16,664     * WEBMETHODS, INC ..............................         1,482
        4,300     * WEBSENSE, INC ................................            62
       15,200     * WEBTRENDS CORP ...............................           440
      101,200     * WEBVAN GROUP, INC ............................            47
       16,300     * WESCO INTERNATIONAL, INC .....................           118
       34,365     * WESTELL TECHNOLOGIES, INC (CLASS A) ..........           105
       61,800     * WESTERN DIGITAL CORP .........................           151
       15,700     * WHITE ELECTRONIC DESIGNS CORP ................           102
       72,031     * WIND RIVER SYSTEMS, INC ......................         2,458
       17,000     * WIRELESS FACILITIES, INC .....................           616
          700       WOODHEAD INDUSTRIES, INC .....................            14
    1,133,800     * XILINX, INC ..................................        52,297
       30,800     * XIRCOM, INC ..................................           477
        6,300     * XPEDIOR, INC .................................             2
       39,100     * XYBERNAUT CORP ...............................            66
      552,448     * YAHOO, INC ...................................        16,608
       29,700     * ZEBRA TECHNOLOGIES CORP (CLASS A) ............         1,212
          270    f* ZEBRA TECHNOLOGIES CORP (CLASS B) ............            11
       14,900     * ZIXIT CORP ...................................           130
       20,400     * ZORAN CORP ...................................           316
       12,300     * Z-TEL TECHNOLOGIES, INC ......................            64
       15,300     * ZYGO CORP ....................................           433
                                                                    ------------
                    TOTAL TECHNOLOGY .............................     6,319,053
                                                                    ------------
  TRANSPORTATION--0.10%
       35,900     * AIRTRAN HOLDINGS, INC ........................           260
       19,400     * ATLANTIC COAST AIRLINES HOLDINGS, INC ........           793
       16,700     * ATLAS AIR, INC ...............................           545
       79,200       C.H. ROBINSON WORLDWIDE, INC .................         2,490
       17,500     * EGL, INC .....................................           419
       51,300       EXPEDITORS INTERNATIONAL OF WASHINGTON, INC ..         2,754
       17,400     * FORWARD AIR CORP .............................           649
       20,600     * FRONTIER AIRLINES, INC .......................           637
        4,600     * HEARTLAND EXPRESS, INC .......................           105
       31,541     * KANSAS CITY SOUTHERN INDUSTRIES, INC .........           319

        SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report   o   73

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
  TRANSPORTATION--(Continued)
        3,000     * KNIGHT TRANSPORTATION, INC ...................  $         58
       10,300     * LANDSTAR SYSTEM, INC .........................           571
        9,450     * MESA AIR GROUP, INC ..........................            66
       24,100     * MESABA HOLDINGS, INC .........................           303
       18,700     * NORTHWEST AIRLINES CORP (CLASS A) ............           563
        9,884       SABRE HOLDINGS CORP ..........................           426
       53,200       SKYWEST, INC .................................         1,530
       13,775     * SWIFT TRANSPORTATION CO, INC .................           273
       25,500     * U.S. AIRWAYS GROUP, INC ......................         1,034
        8,400       UNITED PARCEL SERVICE, INC (CLASS B) .........           494
                                                                    ------------
                    TOTAL TRANSPORTATION .........................        14,289
                                                                    ------------
  UTILITIES--3.25%
       37,600     * ACTV, INC ....................................           160
       39,900     * ADELPHIA BUSINESS SOLUTIONS, INC .............           170
       39,900     * ADVANCED RADIO TELECOM CORP ..................            41
      370,036     * AES CORP .....................................        20,491
       12,300     * ALAMOSA PCS HOLDINGS, INC ....................            98
      130,700     * ALLEGIANCE TELECOM, INC ......................         2,910
       38,695       ALLTEL CORP ..................................         2,416
    1,115,674     * AMERICAN TOWER CORP (CLASS A) ................        42,256
        8,200     * ARGUSS COMMUNICATIONS, INC ...................            75
      206,500     * AT&T WIRELESS GROUP ..........................         3,575
       10,300       BLACK HILLS CORP .............................           461
       51,996     * CABLEVISION SYSTEMS CORP (CLASS A) ...........         4,416
      993,000     * CALPINE CORP .................................        44,747
            6     * COMCAST CORP (CLASS A) SPECIAL ...............             0
        9,733     * COMMONWEALTH TELEPHONE ENTERPRISES,INC .......           341
       74,869     * COX COMMUNICATIONS, INC (CLASS A) ............         3,486
          100       CT COMMUNICATIONS, INC .......................             1
       12,900     * DIGITAL LIGHTWAVE, INC .......................           409
       25,650     * DITECH COMMUNICATIONS CORP ...................           412
       37,200     * DSL.NET, INC .................................            20
      224,190       DYNEGY, INC (CLASS A) ........................        12,569
       51,900     * E.SPIRE COMMUNICATIONS, INC ..................            26
       48,846     * EARTHLINK, INC ...............................           246
       34,800     * EFFICIENT NETWORKS, INC ......................           496
        6,700     * ELECTRIC LIGHTWAVE, INC (CLASS A) ............            22
      814,166       ENRON CORP ...................................        67,647
        9,900    b* GEOTEK COMMUNICATIONS, INC ...................             0
        7,750     * GLENAYRE TECHNOLOGIES, INC ...................            27
      245,400       GLOBAL TELESYSTEMS, INC ......................           199
      130,798    b* ICG COMMUNICATIONS, INC ......................            17
       29,000     * IDT CORP .....................................           591
       24,500     * INSIGHT COMMUNICATIONS CO, INC ...............           576
       49,200     * INTERMEDIA COMMUNICATIONS, INC ...............           354
       19,400       INTER-TEL, INC ...............................           149
       61,400     * ITC DELTACOM, INC ............................           331
        9,400     * L-3 COMMUNICATIONS HOLDINGS, INC .............           724
       22,500     * LATITUDE COMMUNICATIONS, INC .................            87
       32,250     * LEAP WIRELESS INTERNATIONAL, INC .............           806
      230,150     * LEVEL 3 COMMUNICATIONS, INC ..................         7,552
      479,003     * MCLEODUSA, INC (CLASS A) .....................         6,766
        7,800     * MEDIACOM COMMUNICATIONS CORP .................           134
      361,134     * METROMEDIA FIBER NETWORK, INC (CLASS A) ......         3,656
        7,200     * NEON COMMUNICATIONS, INC .....................            47
       11,200     * NET2000 COMMUNICATIONS, INC ..................            19
       11,900     * NETWORK PLUS CORP ............................            30
    1,402,100     * NEXTEL COMMUNICATIONS, INC (CLASS A) .........        34,702
       29,000     * NORTHPOINT COMMUNICATIONS GROUP, INC .........            10
        8,000     * NRG ENERGY, INC ..............................           223
        1,600       OTTER TAIL POWER CO ..........................            44
       52,600     * PRICE COMMUNICATIONS CORP ....................           884
       39,100     * PRIMUS TELECOMMUNICATIONS GROUP, INC .........            90
      168,986     * PSINET, INC ..................................           121
      552,223     * QWEST COMMUNICATIONS INTERNATIONAL , INC .....        22,641
       61,600     * RHYTHMS NETCONNECTIONS, INC ..................            69
       32,200     * SBA COMMUNICATIONS CORP ......................         1,322
      602,100       SBC COMMUNICATIONS, INC ......................        28,750
    2,142,400     * SPRINT CORP (PCS GROUP) ......................        43,785
       82,700     * TALK.COM, INC ................................           119
       19,100     * TELIGENT, INC (CLASS A) ......................            37
       65,800     * TIME WARNER TELECOM, INC (CLASS A) ...........         4,174
       42,900     * TRITON PCS HOLDINGS, INC (CLASS A) ...........         1,456
      126,909     * TYCOM LTD ....................................         2,840
        9,400     * U.S. CELLULAR CORP ...........................           566
       16,100     * VIA NET.WORKS, INC ...........................            61
       18,800     * VIASAT, INC ..................................           247
       38,290     * VIATEL, INC ..................................           142
       32,600     * VIRATA CORP ..................................           355
      272,356     * VOICESTREAM WIRELESS CORP ....................        27,406
       44,500     * WEBLINK WIRELESS, INC ........................           153
       11,600     * WEST CORP ....................................           326
       69,900     * WESTERN WIRELESS CORP (CLASS A) ..............         2,739
       38,000     * WILLIAMS COMMUNICATIONS GROUP, INC ...........           447
      109,200     * WINSTAR COMMUNICATIONS, INC ..................         1,276
    2,477,880     * WORLDCOM, INC ................................        34,845
       16,100     * WORLDGATE COMMUNICATIONS, INC ................            61
      254,187     * XO COMMUNICATIONS, INC (CLASS A) .............         4,528
                                                                    ------------
                    TOTAL UTILITIES ..............................       443,975
                                                                    ------------
                    TOTAL COMMON STOCK
                      (Cost $14,167,748) .........................    13,537,000
                                                                    ------------
  PRINCIPAL
  ---------
SHORT TERM INVESTMENTS--0.64%
  U.S. GOVERNMENT AND AGENCIES--0.64%

                   FEDERAL HOME LOAN BANK (FHLB)
$   4,450,000       6.220%, 01/19/01 .............................         4,435
   15,000,000     d 6.210%, 01/24/01 .............................        14,937
   36,575,000       6.220%, 01/26/01 .............................        36,409
                   FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
   11,437,000     d 6.410%, 01/02/01 .............................        11,435
    5,085,000     d 6.430%, 01/09/01 .............................         5,077
   15,000,000     d 6.170%, 02/20/01 .............................        14,869
                                                                    ------------
                   TOTAL SHORT TERM INVESTMENTS
                     (Cost $87,175) ..............................        87,162
                                                                    ------------
                   TOTAL PORTFOLIO--99.89%
                     (Cost $14,264,477) ..........................    13,633,657
                   OTHER ASSETS & LIABILITIES, NET--0.11% ........        15,030
                                                                    ------------
                   NET ASSETS--100.00% ...........................  $ 13,648,687
                                                                    ============

----------

*  Non-income producing

a  Affiliated holding

d All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

e  All or a portion of these securities are out on loan.

f Restricted security--Investment in security not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 2000, the value of this security amounted to $11,015 or 0.00% of net assets.

   Additional information on the restricted security is as follows:

SECURITY                                ACQUISITION DATE        ACQUISITION COST
----------------------------            ----------------        ----------------
ZEBRA TECHNOLOGIES CORP (CLASS B)           10/29/98                 $8,133
                                                                     ======

TRANSACTIONS WITH AFFILIATED COMPANIES - JANUARY 1, 2000--DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                   VALUE AT                                                             SHARES AT       VALUE AT
                                  DECEMBER 31,    PURCHASE       SALES        REALIZED     DIVIDEND     DECEMBER 31,   DECEMBER 31,
    ISSUE                             1999          COST       PROCEEDS      GAIN (LOSS)    INCOME          2000           2000
    -----                         ------------    ---------   -----------   ------------   --------      ---------     -----------
GUILFORD PHARMACEUTICALS, INC     $ 23,665,700    $ 383,675   $ 2,276,523    $ 236,392           --      1,298,900     $23,380,200
                                  ------------    ---------   -----------   ------------   --------              -     -----------
TOTAL AFFILIATED
  TRANSACTION                     $ 23,665,700    $ 383,675   $ 2,276,523    $  236,392         $ 0                    $23,380,200
                                  ============    =========   ===========   ============   ========                    ===========

74  o  2000 CREF Annual Report             SEE NOTES TO FINANCIAL STATEMENTS

Report of Management Responsibility

   To the Participants of College Retirement Equities Fund:

   The accompanying financial statements of the Stock, Global Equities and Growth Accounts of College Retirement Equities Fund ("CREF") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

   CREF has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, CREF's internal audit personnel provide a continuing review of the internal controls and operations of the CREF Accounts, and the internal Auditor regularly reports to the Audit Committee of the CREF Board of Trustees.

   The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. For the periods covered by these financial statements, all services provided by Ernst &Young LLP for CREF were limited exclusively to auditing.

   It is CREF's policy that any non-audit services be obtained from a firm other than the external financial audit firm. The independent auditors' report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these financial statements.

   The Audit Committee of the CREF Board of Trustees, consisting of trustees who are not officers of CREF, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls, and auditing. In addition to the annual audit of the financial statements of all the CREF Accounts by the independent auditing firm, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission perform periodic examinations of the CREF Accounts' operations.


   /s/ John H. Biggs                /s/ Richard L. Gibbs
   -----------------------          ----------------------------
   Chairman, President and          Executive Vice President and
   Chief Executive Officer          Principal Accounting Officer

Report of the Audit Committee

   To the Participants of College Retirement Equities Fund:

   The Audit Committee oversees the financial reporting process of the College Retirement Equities Fund ("CREF") on behalf of CREF's Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee's responsibilities. All members of the Audit Committee ("Committee") are independent, as defined under the listing standards of the New York Stock Exchange.

   Management has the primary responsibility for CREF's financial statements, development and maintenance of a strong system of internal controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in connection with their respective audits. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting.

   The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with generally accepted accounting principles.

   The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by CREF, the clarity of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors' independence from management and CREF, and has received a written disclosure regarding such independence, as required by the Independence Standards Board.

   Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

   Maceo K. Sloan, Audit Committee Chair
   Martin J. Gruber, Audit Committee Member
   Nestor V. Santiago, Audit Committee Member
   David K. Storrs, Audit Committee Member

   February 12, 2001

                                               2000 CREF Annual Report   o   75

Report of Independent Auditors

   To the Participants and Board of Trustees of College Retirement
   Equities Fund:

   We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Stock, Global Equities and Growth Accounts (three of the Accounts comprising the College Retirement Equities Fund ("CREF")) as of December 31, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of CREF's management. Our responsibility is to express an opinion on these financial statements based on our audits. The condensed financial information for the year ended December 31, 1996 was audited by other auditors, whose report dated February 6, 1997 expressed an unqualified opinion on such condensed financial information.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.

   Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Stock, Global Equities and Growth Accounts of CREF at December 31, 2000, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

   New York, New York
   February 5, 2001

76  o  2000 CREF Annual Report

Statements of Assets and Liabilities

--------------------------------------------------------------------------------
   December 31, 2000
   (amounts in thousands, except          Stock     Global Equities    Growth
    amounts per accumulation unit)        Account       Account       Account
--------------------------------------------------------------------------------
ASSETS

Portfolio investments, at cost         $ 82,573,803   $ 8,326,840   $14,264,477
Net unrealized appreciation
  (depreciation) of portfolio
  investments                            38,660,954       204,157      (630,820)
                                       ------------   -----------   -----------

Portfolio investments, at value         121,234,757     8,530,997    13,633,657
Cash                                         96,577        18,088            19
Dividends and interest receivable           119,257         7,243         6,514
Receivable from securities transactions     209,065        27,655         5,957
Amounts due from TIAA                         8,623         5,599        10,176
Other                                            38            17            21

                                       ------------   -----------   -----------
   TOTAL ASSETS                         121,668,317     8,589,599    13,656,344
                                       ------------   -----------   -----------
LIABILITIES

Deposits for securities loaned--Note 4    1,740,578       153,952         1,000
Payable for securities transactions         280,744        71,960         6,657
                                       ------------   -----------   -----------
   TOTAL LIABILITIES                      2,021,322       225,912         7,657
                                       ------------   -----------   -----------
NET ASSETS

Accumulation Fund                        99,101,438     8,078,272    13,274,726
Annuity Fund                             20,545,557       285,415       373,961
                                       ------------   -----------   -----------
   TOTAL NET ASSETS                    $119,646,995   $ 8,363,687   $13,648,687
                                       ============   ===========   ===========
THOUSANDS OF ACCUMULATION
   UNITS OUTSTANDING--NOTES 5 AND 6         525,111        99,622       166,751
                                       ============   ===========   ===========

NET ASSET VALUE, PER ACCUMULATION
  UNIT--NOTE 5                         $     188.72   $     81.09   $     79.61
                                       ============   ===========   ===========

See Notes to Financial Statements
--------------------------------------------------------------------------------

Statements of Operations

--------------------------------------------------------------------------------
   Year Ended December 31, 2000           Stock     Global Equities    Growth
   (amounts in thousands)                Account        Account       Account
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
   Interest                            $    100,267   $     8,247   $    17,844
   Dividends                              1,493,926        88,473        61,233
                                       ------------   -----------   -----------
   TOTAL INCOME                           1,594,193        96,720        79,077
                                       ------------   -----------   -----------
Expenses--Note 3:
   Investment                               113,528        12,498        14,730
   Operating                                289,970        20,755        35,047
                                       ------------   -----------   -----------
   TOTAL EXPENSES                           403,498        33,253        49,777
                                       ------------   -----------   -----------
INVESTMENT INCOME--NET                    1,190,695        63,467        29,300
                                       ------------   -----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON TOTAL INVESTMENTS--NOTE 4
Net realized gain (loss) on:
   Portfolio investments                 10,268,509       912,707       901,464
   Futures transactions                     (81,147)        4,324       (15,516)
   Foreign currency transactions            (14,745)       (9,249)          (86)
                                       ------------   -----------   -----------
  NET REALIZED GAIN                      10,172,617       907,782       885,862
                                       ------------   -----------   -----------
Net change in unrealized appreciation
  (depreciation) on:
   Portfolio investments                (22,329,336)   (2,558,517)   (4,548,065)
   Futures transactions                    (130,053)      (19,550)      (21,845)
   Translation of assets (other than
     portfolio investments) and
     liabilities denominated in
     foreign currencies                         545           117            --
                                       ------------   -----------   -----------
  NET CHANGE IN UNREALIZED
    APPRECIATION (DEPRECIATION)         (22,458,844)   (2,577,950)   (4,569,910)
                                       ------------   -----------   -----------
  NET REALIZED AND UNREALIZED
    LOSS ON TOTAL INVESTMENTS           (12,286,227)   (1,670,168)   (3,684,048)
                                       ------------   -----------   -----------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS            $(11,095,532)  $(1,606,701)  $(3,654,748)
                                       ============   ===========   ===========


See Notes to Financial Statements

                                                    2000 CREF Annual Report o 77

Statements of Changes in Net Assets

-----------------------------------------------------------------------------------------------------------------------------------
   Years Ended December 31,                                 Stock                   Global Equities                Growth
   (amounts in thousands)                                  Account                      Account                    Account
-----------------------------------------------------------------------------------------------------------------------------------

                                                      2000           1999         2000         1999          2000          1999
                                                  ------------   ------------   ----------   ----------   -----------   -----------
FROM OPERATIONS
Investment income--net                            $  1,190,695   $  1,313,837   $   63,467   $   57,088   $    29,300   $    38,416
Net realized gain on total investments              10,172,617     13,615,617      907,782      658,584       885,862       849,924
Net change in unrealized appreciation
   (depreciation) on total investments             (22,458,844)     9,385,791   (2,577,950)   1,586,719    (4,569,910)    2,207,795
                                                  ------------   ------------   ----------   ----------   -----------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                    (11,095,532)    24,315,245   (1,606,701)   2,302,391    (3,654,748)    3,096,135
                                                  ------------   ------------   ----------   ----------   -----------   -----------
FROM PARTICIPANT TRANSACTIONS
Premiums                                             2,948,528      2,923,099      767,263      588,294     1,553,417     1,218,001
                                                  ------------   ------------   ----------   ----------   -----------   -----------
Disbursements and transfers:
   Net transfers to (from) TIAA                        605,550        824,793      (37,262)     (47,905)     (183,242)     (143,065)
   Net transfers to (from) other CREF Accounts       2,457,780      2,880,467     (458,246)    (148,605)   (2,500,825)   (1,720,316)
   Annuity payments                                  2,409,192      2,038,160       42,466       28,055        63,723        32,772
   Withdrawals and death benefits                    2,466,820      2,132,893      223,356      136,630       440,797       235,247
                                                  ------------   ------------   ----------   ----------   -----------   -----------
   TOTAL DISBURSEMENTS AND TRANSFERS, NET            7,939,342      7,876,313     (229,686)     (31,825)   (2,179,547)   (1,595,362)
                                                  ------------   ------------   ----------   ----------   -----------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM PARTICIPANT TRANSACTIONS       (4,990,814)    (4,953,214)     996,949      620,119     3,732,964     2,813,363
                                                  ------------   ------------   ----------   ----------   -----------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS           (16,086,346)    19,362,031     (609,752)   2,922,510        78,216     5,909,498

NET ASSETS
   Beginning of year                               135,733,341    116,371,310    8,973,439    6,050,929    13,570,471     7,660,973
                                                  ------------   ------------   ----------   ----------   -----------   -----------
   End of year                                    $119,646,995   $135,733,341   $8,363,687   $8,973,439   $13,648,687   $13,570,471
                                                  ============   ============   ==========   ==========   ===========   ===========

--------------------------------------------------------------------------------
See Notes to Financial Statements


Note 1--Organization
--------------------------------------------------------------------------------

   The purpose of College Retirement Equities Fund ("CREF"), as stated in its charter, is to aid and strengthen nonprofit educational and research organizations, governmental entities and other nonprofit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of eight investment portfolios ("Accounts"). The accompanying financial statements are those of the Stock, Global Equities and Growth Accounts. The five other investment portfolios of CREF, which are not included in these financial statements, are the Money Market, Inflation-Linked Bond, Bond Market, Social Choice and Equity Index Accounts.

   TIAA-CREF Investment Management, LLC ("Investment Management"), a subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization, is registered with the Commission as an investment adviser and provides investment advisory services for the CREF Accounts pursuant to an Investment Management Services Agreement with CREF. TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc., provides administrative services for the CREF Accounts and performs distribution functions for CREF's certificates pursuant to a Principal Underwriting and Administrative Services Agreement with CREF. TIAA provides guarantees for the CREF Accounts for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.

Note 2--Significant Accounting Policies
--------------------------------------------------------------------------------

   The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts, which are in conformity with accounting principles generally accepted in the United States.

VALUATION OF INVESTMENTS

   Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the Nasdaq National Market System are valued at the last sale price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are val-

78  o  2000 CREF Annual Report

--------------------------------------------------------------------------------


Note 2--Significant Accounting Policies  (CONTINUED)
--------------------------------------------------------------------------------

   ued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars as described below under Foreign Currency Transactions and Translation. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

ACCOUNTING FOR INVESTMENTS

   Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Accounts are informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION

   The records of the Accounts are maintained in U.S. dollars. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS

   The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon maturity or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES LENDING

   The Accounts may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Accounts continue to receive income on the securities loaned and receive additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Accounts. Although each transaction is collateralized, the Accounts would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

COVERED CALL OPTIONS WRITTEN

   The Accounts may write (sell) covered call options to provide protection against adverse movements in the price of securities in the portfolio. When an option is written, an amount equal to the premium received is recorded as a liability; the liability is adjusted on a daily basis to the current market price of the option written and an unrealized gain or loss is recorded. Premiums received from writing options which expire unexercised are recognized as realized gains from option transactions on the expiration date. Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying securities in recognizing the net realized gain or loss on portfolio investments. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of the Account's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying securities pursuant to the call option may be below the prevailing market value.

FUTURES CONTRACTS

   The Accounts may use futures contracts to manage exposure to the stock market or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. The underlying face amount at value of any open futures contracts at the end of the period reflects exposure to the underlying instrument/index. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

   The Accounts may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Accounts to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES

   Restricted securities held by the Accounts, which are identified in the accompanying statement of investments, if any, may not be sold except in exempt transactions or in a public offering regis-


                                                    2000 CREF Annual Report o 79

--------------------------------------------------------------------------------


Note 2--Significant Accounting Policies  (CONCLUDED)
--------------------------------------------------------------------------------

   tered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

FEDERAL INCOME TAXES

   CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("Code"), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF's Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

Note 3--Management Agreements
--------------------------------------------------------------------------------

   Services necessary for the operation of the CREF Accounts are provided, at cost, by Investment Management and Services. Such services are provided in accordance with an Investment Management Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services (see Note 1). Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

Note 4--Investments
--------------------------------------------------------------------------------

   At December 31, 2000, the market value of securities loaned and collateral received in connection therewith was comprised as follow:

--------------------------------------------------------------------------------
                                    Stock         Global Equities      Growth
                                    Account           Account          Account
--------------------------------------------------------------------------------
Market value of
  securities loaned             $1,650,732,093      $145,207,358      $  885,275
Cash collateral                  1,740,577,628       153,952,089       1,000,000

   At December 31, 2000, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

--------------------------------------------------------------------------------
                                                                Net Unrealized
                           Gross Unrealized  Gross Unrealized    Appreciation
                            Appreciation of  Depreciation of   (Depreciation) of
                               Portfolio        Portfolio          Portfolio
                              Investments      Investments        Investments
--------------------------------------------------------------------------------
Stock Account               $46,231,618,885   $7,570,665,276   $ 38,660,953,609
Global Equities Account       1,216,135,135    1,011,977,805        204,157,330
Growth Account                2,103,567,775    2,734,387,706       (630,819,931)

   At December 31, 2000, the Stock, Global Equities and Growth Accounts held 1,719, 360 and 77 open futures contracts, respectively, in the Standard & Poor's 500 Index, expiring in March 2001, with a value of $573,716,250, $120,150,000 and $25,698,750, respectively, and an unrealized loss of $18,076,830, $3,515,935 and $752,012, respectively.

   Companies in which the Accounts held 5% or more of the outstanding voting shares are defined as "affiliated" in the Investment Company Act of 1940. Information regarding transactions with affiliated companies is as follows:

--------------------------------------------------------------------------------
                                           Stock      Globe Equities    Growth
                                          Account        Account       Account
--------------------------------------------------------------------------------
Value of affiliated companies
   at December 31, 2000:               $ 18,654,675    $70,811,932   $23,380,200
For the year ended
   December 31, 2000:
     Dividend income                        197,894      2,156,974            --
     Realized gain (loss)               (15,816,581)    11,424,077       236,392

   Purchases and sales of portfolio securities for the Stock, Global Equities, and Growth Accounts for the year ended December 31, 2000, other than short-term money market instruments,were as follows:

--------------------------------------------------------------------------------
                                   Stock       Global Equities       Growth
                                  Account          Account           Account
--------------------------------------------------------------------------------
Purchases:
   Unaffiliated companies    $41,983,114,994   $10,253,562,118   $10,054,732,981
   Affiliated companies           19,598,621        54,142,088           383,675
                             ---------------   ---------------   ---------------
Total Purchases              $42,002,713,615   $10,307,704,206   $10,055,116,656
                             ===============   ===============   ===============
Sales:
   Unaffiliated companies    $42,591,164,998   $ 8,925,038,894   $ 5,728,847,969
   Affiliated companies           10,313,503        41,897,280         2,276,523
                             ---------------   ---------------   ---------------
Total Sales                   $42,601,478,50   $ 8,966,936,174   $ 5,731,124,492
                             ===============   ===============   ===============

80  o  2000 CREF Annual Report

--------------------------------------------------------------------------------


Note 5--Condensed Financial Information
--------------------------------------------------------------------------------

   Selected condensed financial information for an Accumulation Unit of each Account is presented below.

--------------------------------------------------------------------------------
For the Years Ended
December 31,                2000        1999       1998       1997       1996
--------------------------------------------------------------------------------
STOCK ACCOUNT

Per Accumulation
   Unit data:
Investment income         $  2.472    $  2.567   $  2.381   $  2.317   $  2.114
Expenses                      .626        .607       .521       .387       .304
                          --------    --------   --------   --------   --------
Investment
   income--net               1.846       1.960      1.860      1.930      1.810
Net realized and
   unrealized gain
   (loss) on total
   investments             (19.231)     34.478     29.795     26.864     15.953
                          --------    --------   --------   --------   --------
Net increase (decrease)
   in Accumulation
   Unit Value              (17.385)     36.438     31.655     28.794     17.763

Accumulation
   Unit Value:
   Beginning
     of year               206.110     169.672    138.017    109.223     91.460
                          --------    --------   --------   --------   --------
   End of year            $188.725    $206.110   $169.672   $138.017   $109.223
                          ========    ========   ========   ========   ========

Total return                 (8.43%)     21.48%     22.94%     26.36%     19.42%

Ratios to Average
   Net Assets:
   Expenses                   0.31%       0.33%      0.34%      0.31%      0.31%
   Investment
     income--net              0.91%       1.07%      1.23%      1.55%      1.82%
Portfolio
   turnover rate             32.65%      29.26%     34.63%     23.25%     19.57%
Thousands of
   Accumulation Units
   outstanding at
   end of year             525,111     543,589    565,999    597,531    620,498

--------------------------------------------------------------------------------
For the Years Ended
December 31,                      2000       1999      1998      1997      1996
--------------------------------------------------------------------------------
GLOBAL EQUITIES ACCOUNT

Per Accumulation
   Unit data:
Investment income              $  .946    $  .959   $  .902   $  .848   $  .751
Expenses                          .325       .300      .268      .205      .167
                               -------    -------   -------   -------   -------
Investment
   income--net                    .621       .659      .634      .643      .584
Net realized and
   unrealized gain
   (loss) on total
   investments                 (16.281)    24.976    10.508     8.650     7.138
                               -------    -------   -------   -------   -------
Net increase (decrease)
   in Accumulation
   Unit Value                  (15.660)    25.635    11.142     9.293     7.722
Accumulation
   Unit Value:
   Beginning
     of year                    96.750     71.115    59.973    50.680    42.958
                               -------    -------   -------   -------   -------
   End of year                 $81.090    $96.750   $71.115   $59.973   $50.680
                               =======    =======   =======   =======   =======

Total return                    (16.19%)    36.05%    18.58%    18.34%    17.98%

Ratios to Average
   Net Assets:
   Expenses                       0.35%      0.39%     0.41%     0.38%     0.37%
   Investment
     income--net                  0.68%      0.85%     0.97%     1.19%     1.28%
Portfolio
   turnover rate                 98.06%     81.30%   103.31%    98.70%    88.84%
Thousands of
   Accumulation Units
   outstanding at
   end of year                  99,622     89,492    81,825    84,645    80,016

                                                    2000 CREF Annual Report o 81

Notes to Financial Statements (CONCLUDED)
--------------------------------------------------------------------------------


Note 5--Condensed Financial Information (CONCLUDED)
--------------------------------------------------------------------------------
For the Years Ended
December 31,                     2000        1999      1998      1997      1996
--------------------------------------------------------------------------------

GROWTH ACCOUNT

Per Accumulation
   Unit data:

Investment income             $  .509    $   .592   $  .482   $  .527   $  .484
Expenses                         .320        .278      .244      .155      .119
                              -------    --------   -------   -------   -------
Investment
   income--net                   .189        .314      .238      .372      .365
Net realized and
   unrealized gain
   (loss) on total
   investments                (20.788)     24.276    18.475    12.219     8.638
                              -------    --------   -------   -------   -------
Net increase (decrease)
   in Accumulation
   Unit Value                 (20.599)     24.590    18.713    12.591     9.003
Accumulation
   Unit Value:
   Beginning
     of year                  100.207      75.617    56.904    44.313    35.310
                              -------    --------   -------   -------   -------
   End of year                $79.608    $100.207   $75.617   $56.904   $44.313
                              =======    ========   =======   =======   =======
Total return                   (20.56%)     32.52%    32.89%    28.41%    25.50%

Ratios to Average
   Net Assets:
   Expenses                      0.31%       0.34%     0.38%     0.34%     0.35%
   Investment
     income--net                 0.18%       0.38%     0.37%     0.82%     1.07%
Portfolio
   turnover rate                37.18%      69.26%    97.57%    53.27%    38.51%
Thousands of
   Accumulation Units
   outstanding at
   end of year                166,751     131,646    98,862    80,370    53,201


Note 6--Accumulation Units
--------------------------------------------------------------------------------

   Changes in the number of Accumulation Units outstanding were as follows:

--------------------------------------------------------------------------------
For the Years Ended
December 31,                                             2000           1999
--------------------------------------------------------------------------------
STOCK ACCOUNT

Accumulation Units:
   Credited for premiums                              14,575,232     16,072,388
   Cancelled for transfers, disbursements
     and amounts applied
     to the Annuity Fund                             (33,053,106)   (38,482,574)
   Outstanding:
     Beginning of year                               543,588,715    565,998,901
                                                     -----------    -----------
     End of year                                     525,110,841    543,588,715
                                                     ===========    ===========

GLOBAL EQUITIES ACCOUNT
Accumulation Units:
   Credited for premiums                               8,345,880      7,627,214
   Credited for transfers, disbursements
     and amounts applied
     to the Annuity Fund                               1,783,202         39,926
   Outstanding:
     Beginning of year                                89,492,474     81,825,334
                                                     -----------    -----------
     End of year                                      99,621,556     89,492,474
                                                     ===========    ===========

GROWTH ACCOUNT
Accumulation Units:
   Credited for premiums                              15,549,879     14,715,714
   Credited for transfers, disbursements
     and amounts applied
     to the Annuity Fund                              19,554,443     18,068,242
   Outstanding:
     Beginning of year                               131,646,197     98,862,241
                                                     -----------    -----------
     End of year                                     166,750,519    131,646,197
                                                     ===========    ===========

Note 7--Line of Credit
--------------------------------------------------------------------------------

   The Stock, Global Equities, Growth, Inflation-Linked Bond, Social Choice and Equity Index Accounts share in a $2.5 billion unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, the funding of participant redemptions that otherwise might require the untimely disposition of securities. Certain TIAA-CREF Mutual Funds and certain TIAA-CREF Institutional Mutual Funds, all of which are managed by Teachers Advisors, Inc., an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating Accounts and Funds. Interest associated with any borrowing under the facility will be charged to the borrowing Accounts or Funds at rates that are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended December 31, 2000, there were no borrowings under this credit facility. During January 2001, TIAA-CREF Life Funds and TIAA Separate Account VA-1, both of which are managed by Teachers Advisors, Inc., also began to share in the credit facility.


82  o  2000 CREF Annual Report

Participant Voting Results

   CREF'S ANNUAL MEETING WAS HELD ON NOVEMBER 14, 2000. THE TRUSTEES ELECTED TO FOUR-YEAR TERMS AT THE ANNUAL MEETING WERE:

   John H. Biggs, 42,355,850,659 (98.33 percent) votes were cast in favor, and 717,622,392 (1.67 percent) votes were withheld. Martin J. Gruber, 42,389,649,983 (98.41 percent) votes were cast in favor, and 683,823,068
   (1.59 percent) votes were withheld. Marjorie Fine Knowles, 42,318,494,944 (98.25 percent) votes were cast in favor, and 754,978,057 (1.75 percent) votes were withheld. Robert W. Vishny, 42,401,998,626 (98.44 percent) votes were cast in favor, and 671,474,425 (1.56 percent) votes were withheld.

   CREF PARTICIPANTS ALSO RATIFIED THE ELECTION OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITORS FOR CREF for the fiscal year ending December 31, 2000. 42,008,559,256 (97.53 percent) votes were cast in favor, 395,278,394 (.92 percent) votes were against, and 669,583,864 (1.55 percent) abstained.

   CREF PARTICIPANTS VOTED ON TWO PARTICIPANT PROPOSALS.

   ONE PROPOSAL SUBMITTED RELATED TO COMPANIES SUPPORTING GUN CONTROL. All accounts were eligible to vote on this proposal. The proposal was defeated.

   FOR THE GROWTH ACCOUNT, 457,502,099 (11.93 percent) votes were cast in favor, 3,239,395,749 (84.50 percent) votes were against, and 136,977,390 (3.57 percent) abstained. The proposal was defeated.

   FOR THE GLOBAL EQUITIES ACCOUNT, 247,461,713 (11.16 percent) votes were cast in favor, 1,892,345,270 (85.34 percent) votes were against, and 77,586,948 (3.50 percent) abstained. The proposal was defeated.

   FOR THE EQUITY INDEX ACCOUNT, 141,809,743 (11.64 percent) votes were cast in favor, 1,032,675,514 (84.78 percent) votes were against, and 43,597,422 (3.58 percent) abstained. The proposal was defeated.

   FOR THE STOCK ACCOUNT, 3,652,190,819 (11.16 percent) votes were cast in favor, 27,835,040,647 (85.00 percent) votes were against, and 1,257,926,423
   (3.84 percent) abstained. The proposal was defeated.

   FOR THE MONEY MARKET ACCOUNT, 152,248,829 (11.14 percent) votes were cast in favor, 1,163,821,291 (85.11 percent) votes were against, and 51,304,463 (3.75 percent) abstained. The proposal was defeated.

   FOR THE BOND MARKET ACCOUNT, 77,943,990 (10.95 percent) votes were cast in favor, 606,635,038 (85.25 percent) votes were against, and 27,065,739 (3.80 percent) abstained. The proposal was defeated.

   FOR THE SOCIAL CHOICE ACCOUNT, 116,187,306 (12.92 percent) votes were cast in favor, 746,604,055 (83.01 percent) votes were against, and 36,617,252 (4.07 percent) abstained. The proposal was defeated.

   FOR THE INFLATION-LINKED BOND ACCOUNT, 7,911,917 (9.83 percent) votes were cast in favor, 68,734,440 (85.40 percent) votes were against, and 3,837,449 (4.77 percent) abstained. The proposal was defeated.

   ONE PROPOSAL SUBMITTED RELATED TO CREF's tobacco investments. All accounts except the Social Choice Account were eligible to vote on this proposal. The proposal was defeated.

   FOR THE GROWTH ACCOUNT, 898,133,156 (23.43 percent) votes were cast in favor, 2,796,908,456 (72.95 percent) votes were against, and 138,833,625 (3.62 percent) abstained. The proposal was defeated.

   FOR THE GLOBAL EQUITIES ACCOUNT, 489,268,392 (22.07 percent) votes were cast in favor, 1,627,496,278 (73.40 percent) votes were against, and 100,629,261 (4.53 percent) abstained. The proposal was defeated.

   FOR THE EQUITY INDEX ACCOUNT, 284,083,777 (23.32 percent) votes were cast in favor, 883,408,593 (72.52 percent) votes were against, and 50,590,309 (4.16 percent) abstained. The proposal was defeated.

   FOR THE STOCK ACCOUNT, 6,773,283,035 (20.68 percent) votes were cast in favor, 24,161,760,571 (73.79 percent) votes were against, and 1,810,114,281
   (5.53 percent) abstained. The proposal was defeated.

   FOR THE MONEY MARKET ACCOUNT, 288,466,987 (21.10 percent) votes were cast in favor, 1,012,297,527 (74.03 percent) votes were against, and 66,610,068 (4.87 percent) abstained. The proposal was defeated.

   FOR THE BOND MARKET ACCOUNT, 157,662,679 (22.15 percent) votes were cast in favor, 516,294,529 (72.55 percent) votes were against, and 37,687,559 (5.30 percent) abstained. The proposal was defeated.

   FOR THE INFLATION-LINKED BOND ACCOUNT, 16,338,654 (20.30 percent) votes were cast in favor, 60,891,433 (75.66 percent) votes were against, and 3,253,719 (4.04 percent) abstained. The proposal was defeated.

                                                2000 CREF Annual Report   o   83

2001 TRUSTEES AND SENIOR MANAGEMENT

2001 BOARDS OF OVERSEERS OF TIAA AND CREF
--------------------------------------------------------------------------------

Lucius J. Barker
WILLIAM BENNETT MUNRO PROFESSOR OF
POLITICAL SCIENCE, STANFORD UNIVERSITY

John H. Biggs
CHAIRMAN, PRESIDENT, AND
CHIEF EXECUTIVE OFFICER, TIAA AND CREF

William G. Bowen
PRESIDENT, THE ANDREW W. MELLON FOUNDATION

Stanley O. Ikenberry
PRESIDENT, AMERICAN COUNCIL ON EDUCATION

Alair Ane Townsend
VICE PRESIDENT/PUBLISHER
Crain's New York Business

Paul A. Volcker
FORMER CHAIRMAN, FEDERAL RESERVE BOARD, AND FREDERICK H. SCHULTZ PROFESSOR OF INTERNATIONAL ECONOMIC POLICY EMERITUS, PRINCETON UNIVERSITY

Clifton R. Wharton, Jr.
FORMER CHAIRMAN AND CHIEF EXECUTIVE OFFICER, TIAA AND CREF


2001 TRUSTEES OF TIAA
--------------------------------------------------------------------------------

David Alexander
PRESIDENT EMERITUS, POMONA COLLEGE

Marcus Alexis
BOARD OF TRUSTEES PROFESSOR OF ECONOMICS AND PROFESSOR OF MANAGEMENT AND STRATEGY, NORTHWESTERN UNIVERSITY

John H. Biggs
CHAIRMAN, PRESIDENT, AND
CHIEF EXECUTIVE OFFICER, TIAA AND CREF

Willard T. Carleton
DONALD R. DIAMOND PROFESSOR OF FINANCE, COLLEGE OF BUSINESS AND PUBLIC ADMINISTRATION, UNIVERSITY OF ARIZONA

Robert C. Clark
DEAN AND ROYALL PROFESSOR OF LAW,
HARVARD LAW SCHOOL, HARVARD UNIVERSITY

Estelle A. Fishbein
VICE PRESIDENT AND GENERAL COUNSEL,
THE JOHNS HOPKINS UNIVERSITY

Frederick R. Ford
EXECUTIVE VICE PRESIDENT AND
TREASURER EMERITUS, PURDUE UNIVERSITY

Ruth Simms Hamilton
PROFESSOR OF SOCIOLOGY AND DIRECTOR OF AFRICAN DIASPORA RESEARCH PROJECT, MICHIGAN STATE UNIVERSITY

Rochelle B. Lazarus
CHAIRMAN AND CHIEF EXECUTIVE OFFICER, OGILVY & MATHER WORLDWIDE

Martin L. Leibowitz
VICE CHAIRMAN AND CHIEF INVESTMENT OFFICER, TIAA AND CREF

Robert M. O'Neil
DIRECTOR, THE THOMAS JEFFERSON CENTER FOR THE PROTECTION OF FREE EXPRESSION, UNIVERSITY PROFESSOR AND PROFESSOR OF LAW, UNIVERSITY OF VIRGINIA

Leonard S. Simon
VICE CHAIRMAN, CHARTER ONE FINANCIAL INC.

Ronald L. Thompson
CHAIRMAN AND CHIEF EXECUTIVE OFFICER, MIDWEST STAMPING CO.

Paul R. Tregurtha
CHAIRMAN AND CHIEF EXECUTIVE OFFICER, MORMAC MARINE GROUP, INC. AND MORAN TRANSPORTATION COMPANY, INC., VICE CHAIRMAN, INTERLAKE STEAMSHIP COMPANY

William H. Waltrip
CHAIRMAN, TECHNOLOGY SOLUTIONS COMPANY

Rosalie J. Wolf
FORMER TREASURER AND CHIEF INVESTMENT OFFICER, THE ROCKEFELLER FOUNDATION


2001 TRUSTEES OF CREF
--------------------------------------------------------------------------------

Robert H. Atwell
PRESIDENT EMERITUS, AMERICAN COUNCIL ON EDUCATION, AND SENIOR CONSULTANT, A. T. KEARNEY, INC.

Elizabeth E. Bailey
JOHN C. HOWER PROFESSOR OF PUBLIC POLICY AND MANAGEMENT, THE WHARTON SCHOOL, UNIVERSITY OF PENNSYLVANIA

John H. Biggs
CHAIRMAN, PRESIDENT, AND CHIEF EXECUTIVE OFFICER, CREF AND TIAA

Joyce A. Fecske
VICE PRESIDENT EMERITA, DEPAUL UNIVERSITY

Edes P. Gilbert
RETIRED HEAD, THE SPENCE SCHOOL, AND ACTING PRESIDENT, INDEPENDENT EDUCATIONAL SERVICES

Martin J. Gruber
NOMURA PROFESSOR OF FINANCE, LEONARD N. STERN SCHOOL OF BUSINESS, NEW YORK UNIVERSITY

Nancy L. Jacob
PRESIDENT AND MANAGING PRINCIPAL, WINDERMERE INVESTMENT ASSOCIATES

Marjorie Fine Knowles
PROFESSOR OF LAW, COLLEGE OF LAW, GEORGIA STATE UNIVERSITY

Martin L. Leibowitz
VICE CHAIRMAN AND CHIEF INVESTMENT OFFICER, CREF AND TIAA

Bevis Longstreth
OF COUNSEL, DEBEVOISE & PLIMPTON

Stephen A. Ross
FRANCO MODIGLIANI PROFESSOR OF FINANCE AND ECONOMICS, SLOAN SCHOOL OF MANAGEMENT, MASSACHUSETTS INSTITUTE OF TECHNOLOGY

Nestor V. Santiago
VICE PRESIDENT AND CHIEF INVESTMENT OFFICER, HOWARD HUGHES MEDICAL INSTITUTE

Eugene C. Sit
CHAIRMAN, CHIEF EXECUTIVE OFFICER, AND CHIEF INVESTMENT OFFICER, SIT INVESTMENT ASSOCIATES, INC. AND SIT/KIM INTERNATIONAL INVESTMENT ASSOCIATES, INC.

Maceo K. Sloan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER, NCM CAPITAL MANAGEMENT GROUP, INC. AND SLOAN FINANCIAL GROUP, INC.

David K. Storrs
PRESIDENT AND CHIEF EXECUTIVE OFFICER, ALTERNATIVE INVESTMENT GROUP, L.L.C.

Robert W. Vishny
ERIC J. GLEACHER PROFESSOR OF FINANCE, GRADUATE SCHOOL OF BUSINESS, UNIVERSITY OF CHICAGO


2001 SENIOR MANAGEMENT
--------------------------------------------------------------------------------


John H. Biggs
CHAIRMAN, PRESIDENT, AND CHIEF EXECUTIVE OFFICER

Martin L. Leibowitz
VICE CHAIRMAN AND CHIEF INVESTMENT OFFICER

Mary Ann Werner
PRESIDENT, SHARED SERVICES

James A. Wolf
PRESIDENT, RETIREMENT SERVICES

Martin E. Galt, III
PRESIDENT, TIAA-CREF INVESTMENT PRODUCTS

Bertram L. Scott
PRESIDENT, TIAA-CREF LIFE INSURANCE COMPANY

EXECUTIVE VICE PRESIDENTS
--------------------------------------------------------------------------------

C. Victoria Apter
INFORMATION TECHNOLOGY

Scott C. Evans
CREF INVESTMENTS

Richard L. Gibbs
FINANCE AND PLANNING

Don Harrell
EXTERNAL AFFAIRS

Ira J. Hoch
SHARED SERVICES ADMINISTRATION

Matina S. Horner
HUMAN RESOURCES

Harry I. Klaristenfeld
CHIEF ACTUARY

Frances Nolan
RETIREMENT SERVICES ADMINISTRATION

Deanne J. Shallcross
MARKETING

David A. Shunk
CONSULTING SERVICES

John A. Somers
TIAA INVESTMENTS

Charles H. Stamm
GENERAL COUNSEL


84  o  2000 CREF Annual Report

FOR MORE INFORMATION


     TIAA-CREF WEB CENTER
     ---------------------------------------------------------------------------

        www.tiaa-cref.org
        24 HOURS A DAY, 7 DAYS A WEEK

        Account performance, personal account information and transactions, and product information


     AUTOMATED TELEPHONE SERVICE
     ---------------------------------------------------------------------------

        800 842-2252
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        product information


PERSONAL ASSISTANCE...

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     ---------------------------------------------------------------------------

        800 842-2776
        8 A.M. TO 11 P.M. ET, MONDAY - FRIDAY
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        Retirement saving and planning, annuity options
        and payments, and tax reporting


     PLANNING AND SERVICE CENTER
     ---------------------------------------------------------------------------

        800 223-1200
        8 A.M. TO 11 P.M. ET, MONDAY - FRIDAY
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     TIAA-CREF TRUST COMPANY, FSB
     ---------------------------------------------------------------------------

        888 842-9001
        9 A.M. TO 6 P.M. ET, MONDAY - FRIDAY
        Asset management, trust administration, estate planning, planned giving, and endowment management


     TIAA-CREF TUITION FINANCING, INC.
     ---------------------------------------------------------------------------

        888 381-8283
        8 A.M. TO 8 P.M. ET, MONDAY - FRIDAY
        State tuition financing programs


     FOR HEARING- OR SPEECH-IMPAIRED PARTICIPANTS
     ---------------------------------------------------------------------------

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        8 A.M. TO 11 P.M. ET, MONDAY - FRIDAY

                                                2000 CREF Annual Report   o   85

[TIAA   730 Third Avenue                               -----------------
LOGO]   New York, NY 10017-3206                            PRESORTED
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CAR-3FUND-2/2001                        [RECYCLE LOGO] Printed on recycled paper

                                             College
                                             Retirement
                                             Equities
                                             Fund

                                             [Graphic Omitted]

2000 Annual Report
--------------------------------------------------------------------------------


                                             o  Money Market
                                             o  Inflation-Linked Bond
                                             o  Bond Market
                                             o  Social Choice
                                             o  Equity Index

          |     College Retirement Equities Fund
CONTENTS  |     2000 ANNUAL REPORT

--------------------------------------------------------------------------------

   LETTER FROM THE CHAIRMAN                            1

   LETTER FROM THE VICE CHAIRMAN                       2

   MANAGEMENT/STATUS OF THE ACCOUNTS

       Money Market Account                            4
       Inflation-Linked Bond Account                   5
       Bond Market Account                             6
       Social Choice Account                           8
       Equity Index Account                           10

   AUDITED STATEMENT OF INVESTMENTS

       Money Market Account                           11
       Inflation-Linked Bond Account                  14
       Bond Market Account                            14
       Social Choice Account                          19
       Equity Index Account                           25

   AUDITED FINANCIAL STATEMENTS

       Report of Management Responsibility            48
       Report of Audit Committee                      48
       Report of Independent Auditors                 49
       Statements of Assets and Liabilities           50
       Statements of Operations                       50
       Statements of Changes in Net Assets            51
       Notes to Financial Statements                  51

   PARTICIPANT VOTING RESULTS                         58

   TRUSTEES AND SENIOR MANAGEMENT                     59

   FOR MORE INFORMATION                               61

--------------------------------------------------------------------------------

TIAA-CREF Individual and Institutional Services distributes the CREF and TIAA Real Estate Account variable annuities. This booklet must be accompanied or preceded by current CREF and TIAA Real Estate Account prospectuses. For additional copies, call 800 842-2733, extension 5509. TIAA-CREF Investment Management serves as investment manager to CREF.

(C)2001 TIAA-CREF

FROM THE CHAIRMAN:

[Graphic Omitted]

John H. Biggs, Chairman, President,
and Chief Executive Officer
                                        Throughout 2000 we worked hard at
                                        TIAA-CREF to give you additional tools
                                        for managing your retirement portfolio.

To the relief of most American investors, the year 2000 has come to a close. Volatility in stock prices was extraordinary, and major domestic and foreign stock markets declined. The hope that the varying cycles of foreign and U.S. returns might soften the overall ebb and flow of investing returns disappointed us: Foreign markets slipped even more than those in the U.S. Many investors in the stock market had been lulled into thinking there was little risk in stock investing. Returns were remarkable for the last five years -- indeed, returns have been excellent for the last eighteen years -- and many new investors did not recall the extended slump of the 1970s.

     Many ask us to predict results for 2001 or to advise whether "to get out" of the stock market -- or "to get in." We cannot give much specific help on such a question. I am reminded of the wonderful ambiguity of Abraham Lincoln's statement in his 1865 second inaugural address, regarding the progress of the Civil War: "With high hopes for the future, no prediction in regard to it is ventured."

     Much is promising in the U.S. and, indeed, in the global economy. Government surpluses that no one dreamed of a decade ago, recent economic growth, the lowest unemployment in years, rapid implementation of new information technology, relatively low inflation -- all these are bright signs. In other countries, inflation is low and economic discipline much greater than expected. Indeed we are entitled to "high hopes for the future."

     And yet there are concerns. Economic forecasting is a notoriously unreliable basis for human actions. Who would have predicted the electricity problems of California or the nationwide natural gas shortages? And will investors see the world as we might hope it to be? Accordingly, the wise investor hears Lincoln's second clause: "no prediction in regard to it is ventured."

     Tested and reliable guides to investing do exist, but they are hard to follow in times of deep discouragement or high elation. First, adopt a carefully considered plan and stick to it. Second, explore your personal reactions to losses (gains are easy) and your unique personal attitude to risk. Another aspect of "carefully considered" is looking for diversification of assets and thereby minimizing risk.

     Throughout 2000 we worked hard at TIAA-CREF to give you additional tools for managing your retirement portfolio. We expanded our asset allocation and product selection guidance to cover not just your TIAA-CREF retirement accounts but also mutual funds, tuition savings plans, personal annuities, and life insurance programs.

     Our TIAA-CREF Web Center now has more financial information than ever. For example, we moved our retirement income illustrations to the Web, so that you can estimate your retirement income based on your accumulations. You can select an income starting date, income option, assumed investment earnings rate, and the birth date of your joint annuitant; the software projects your yearly income in retirement, with elegant charts that permit easy comparison. The system is already the second most popular feature of the Web Center ("how much is my account worth" is the most popular!).

     We also rounded out the TIAA-CREF product line with our new Keogh plan, which permits educators to build an additional pension accumulation using self-employment income (for example, book royalties, consulting fees, and lecture honoraria). This joins our SRA, Rollover IRA, and Roth and Classic IRAs as additional, voluntary ways to invest in TIAA-CREF's broad menu of investment options.

     We find that most participants are very pleased with the new quarterly statement of their retirement portfolio. Potentially confusing figures are made clear and easy to read.

     We passed another milestone in 2000: Over 10,000 institutions now participate in TIAA-CREF. Our purpose is to serve educators, directly or through their employing institutions. By far the most effective way has been through the generous retirement plans that prevail in education. It is one chief advantage for an educator: an "industry" that places high value on responsible and adequate pension arrangements.

     We at TIAA-CREF take pride in more than eighty years of providing these plans. The CREF accounts in this report derive from our important innovation in creating the first variable annuity in 1952. We believe they continue to serve you well in this time of volatile markets.

/s/ JOHN H. BIGGS
-----------------
John H. Biggs
Chairman, President, and Chief Executive Officer

FROM THE VICE CHAIRMAN:

[Graphic Omitted]

Martin L. Leibowitz, Vice Chairman
and Chief Investment Officer
                                        When investing for a long-term goal,
                                        it's important to spread your assets
                                        among several asset classes, since
                                        stocks, bonds, real estate, and other
                                        types of investments often perform
                                        differently in any given year.

During the year ending December 31, 2000, the CREF Bond, Inflation-Linked Bond, and Money Market Accounts benefited from a greatly improved market for fixed-income investments. Equity markets, however, declined during the year, affecting both the CREF Equity Index Account and the Social Choice Account, which contains a mix of equities and fixed-income securities.

     The United States entered 2000 with the nation's gross domestic product growing at the highest rate in the previous ten years. In fact, some experts feared the economy might be "overheating," which could send inflation levels climbing. With this in mind, the Federal Reserve Board, which had already boosted interest rates repeatedly during 1999, raised them three more times in early 2000 in an effort to moderate growth.

     Other factors played an important role: Petroleum prices reached a ten-year peak; the ratio of personal debt payments to income soared to levels not seen since 1987; at one point, the euro, the new European currency, had declined by more than 20 percent; and inflation began to rise, from 2.7 percent in 1999 to
3.4 percent in 2000. Not surprisingly, these trends, in combination with rising interest rates, contributed to a drop in the annualized GDP growth to 1.4 percent by the end of 2000.

     At the same time, stock prices as a group declined worldwide. In the United States, the S&P 500 was down 9.10 percent by year's end; the Russell 3000(R) Index, which tracks a broader range of domestic stocks, fell 7.46 percent; and the Russell 3000(R) Growth Index, which includes a large component of technology stocks, dropped 22.42 percent.

     Foreign stock markets fared worse, with the Morgan Stanley Capital International World Index registering a 13.18 percent loss. European stocks in particular suffered from the effects of the weak euro. With exchange rates factored in, the 7.44 percent decline in London stocks amounted to 14.60 percent in dollars. Perhaps the most dramatic development was the bursting of the bubble in technology stocks, which left the Nasdaq composite index down 39.3 percent for the year.

     Meanwhile, investors flocked to the safety of fixed-income investments just as the U.S. Treasury began to reduce its issuance of government debt. The Lehman Brothers Aggregate Bond Index, which tracks the performance of more than 6,000 government, corporate, and mortgage-backed bonds, posted a return of 11.63 percent for the year. Indeed, demand for 30-year U.S.

--------------------------------------------------------------------------------
MORNINGSTAR RATINGS OF CREF ACCOUNTS as of 12/31/2000

                                              Overall                 3 Years                  5 Years                10 Years
-----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY ACCOUNTS                  (Out of 3,974)          (Out of 3,974)           (Out of 2,954)          (Out of 1,216)
CREF Stock                                      ***                      ***                     ****                    ***
CREF Equity Index                               ****                     ***                     ****                     --
CREF Growth                                     ****                     ***                     ****                     --
CREF Social Choice                              ****                     ***                     ****                    ****
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY ACCOUNT               (Out of 980)            (Out of 980)             (Out of 662)                  --
CREF Global Equities                            ****                    ****                     ****                     --
-----------------------------------------------------------------------------------------------------------------------------------
FIXED-INCOME ACCOUNT                      (Out of 1,062)          (Out of 1,062)            (Out of 885)            (Out of 477)
CREF Bond Market                                *****                   *****                    *****                   ****
-----------------------------------------------------------------------------------------------------------------------------------

Source: Morningstar, Inc. 12/31/2000. Morningstar is an independent service that rates mutual funds and variable annuities. Morningstar does not rate money market accounts. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(a) metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receives 5 stars, the next 22.5% receives 4 stars, the next 35% receives 3 stars, the next 22.5% receives 2 stars, and the bottom 10% receives 1 star. The Overall Morningstar Rating(a) for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and ten-year (if applicable) Morningstar Rating metrics. Each fund is rated exclusively against U.S.-domiciled funds within its broad asset class. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

2  o  College Retirement Equities Fund        2000 ANNUAL REPORT

TOTAL RETURNS for the year ended December 31, 2000
--------------------------------------------------------------------------------
   CREF MONEY MARKET ACCOUNT                        6.36%
   iMoneyNet Money Fund Report Averages -
     All Taxable                                    5.88
   Lipper Money Market Funds Average                5.70
--------------------------------------------------------------------------------
   CREF INFLATION-LINKED BOND ACCOUNT              12.76%
   Salomon Smith Barney Inflation-Linked
     Securities Index                              13.10
--------------------------------------------------------------------------------
   CREF BOND MARKET ACCOUNT                        11.75%
   Lehman Brothers Aggregate Bond Index            11.63
   Lipper Intermediate Investment
     Grade Debt Index                              10.58
--------------------------------------------------------------------------------
   CREF SOCIAL CHOICE ACCOUNT                       0.34%
   Standard & Poor's 500 Index                     -9.10
   Lehman Brothers Aggregate Bond Index            11.63
   Lipper Balanced Fund Index                       2.39
--------------------------------------------------------------------------------
   CREF Equity Index Account                       -7.59%
   Russell 3000(R) Index                           -7.46

   PLEASE SEE PAGES 4, 5, 7, 9, AND 10 FOR MORE DETAILED PERFORMANCE
   INFORMATION.
--------------------------------------------------------------------------------

THE RUSSELL 3000(R) INDEX IS A TRADEMARK AND SERVICE MARK OF THE FRANK RUSSELL COMPANY. NO CREF ACCOUNT IS PROMOTED, ENDORSED, SPONSORED, OR SOLD BY, OR AFFILIATED WITH THE FRANK RUSSELL COMPANY.


Treasury bonds was so strong that their yields fell below those of shorter-term bonds.

     Readers may remember seeing my article, "Please Check Your Asset Allocation Seat Belt," in the August 1998 issue of THE PARTICIPANT. One of the main points was that, when investing for a long-term goal like retirement, it's important to spread your assets among several asset classes, since stocks, bonds, real estate, and other types of investments often perform differently in any given year. In 2000, the world's financial markets dramatically demonstrated the truth of this statement. It was a year when diversification often made the difference between positive and negative returns in people's retirement portfolios.

     While many fixed-income investments posted strong returns during the year, the CREF Bond Market Account performed exceptionally well. As of December 31, 2000, it had a 5-star Overall Morningstar RatingTM. In addition, the CREF Social Choice and Equity Index Accounts each received a 4-star Overall Morningstar RatingTM as of December 31, 2000. (See the table on the facing page; Morningstar does not rate money market or inflation-indexed bond accounts.)

     The table at left shows the total return (gains and losses plus investment income) for these CREF accounts during 2000, compared with total returns for their benchmarks and for the average fund categories that best match their investment objectives, as measured by Lipper Analytical Services, Inc.

     The CREF Money Market Account outpaced its benchmark and outperformed its peer group by 0.66 percentage points. The Social Choice Account produced returns that were below those of its composite benchmark because of restrictions on its holdings, as explained in the account's performance report. Performance details for all five accounts appear on the pages immediately following this letter.

     Rates of return for equities during 2000 were disappointing, and we recognize that this affects both long-term equity investors, whose accumulations have grown considerably in recent years, and new investors, who may have been introduced to equities during this last year. Both groups would do well to remember that long-term returns historically have been neither as low as the
9.10 percent decline in the S&P 500 Index during 2000 nor as high as gains of more than 20 percent posted by the index in each of the previous five years. Of course, as with any investment, past performance is no guarantee of future results.

     As always, it is also important to bear in mind the continual effect of low expenses on total returns. While returns are unpredictable, expenses are not. In 2000, the expense charges of the CREF accounts reported on ranged from 0.28 percent to 0.33 percent, as a percentage of assets. According to Lipper Analytical Services, Inc., these remain the lowest expenses for all variable annuity funds with comparable investment objectives, and they compare very favorably to most mutual funds.



/s/ MARTIN L. LEIBOWITZ
-----------------------
Martin L. Leibowitz
Vice Chairman and Chief Investment Officer

--------------------------------------------------------------------------------

This report contains detailed explanations of the 2000 investment results for the CREF Money Market, Inflation-Linked Bond, Bond Market, Social Choice, and Equity Index Accounts. A companion report provides similar information for the CREF Stock, Global Equities, and Growth Accounts--the other three accounts available under CREF variable annuities.

An annual report and a 10-K report for the TIAA Real Estate Account are available on request. For historical and current performance information for all of our products, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call our Automated Telephone Service (see page 61).

--------------------------------------------------------------------------------

                  2000 ANNUAL REPORT        College Retirement Equities Fund o 3

MONEY MARKET ACCOUNT

INVESTMENT OBJECTIVE

The CREF Money Market Account seeks high current income consistent with maintaining liquidity and preserving capital.

PORTFOLIO PROFILE

o The account invests in "first-tier" money market securities, which are ranked in the highest category by nationally recognized statistical rating organizations.

o Most of the account's assets are invested in securities or other instruments maturing in 397 days or less.

o The account's average weighted maturity is 90 days or less.


PERFORMANCE IN 2000

In 2000, the CREF Money Market Account posted an annual total return of 6.36 percent. Virtually since its inception on April 1, 1988, the account has led its benchmark, iMoneyNet Fund Report AveragesTM-All Taxable, which returned 5.88 percent in 2000. It also beat the 5.70 percent year-end return of the Lipper Money Market Funds Average.

Concerned with the overheating economy, the Federal Reserve Board raised short-term interest rates three times early in 2000, a total of 1 percent. While the economy remained strong for the first nine months of the year with this restricted monetary policy, by the fourth quarter, it had begun to slow. As a result, the Federal Reserve decided to move toward an easing policy in December.

To enhance the credit quality of the account's portfolio, we increased our holdings in U.S. government agency securities and decreased our investments in bank liabilities and commercial paper. We also increased our holdings in floating/variable rate securities. As of December 26, 2000, the account's weighted average maturity was 45 days, compared with 49 days for iMoneyNet.


$10,000 OVER TEN YEARS

      [The following table represents a line chart in the printed report.]

                Money        iMoneyNet Money
               Market        Fund Report(TM)
              Account        -- All Taxable
12/31/90       10000              10000
12/31/91       10663              10607
12/31/92       11052              10955
12/31/93       11390              11252
12/31/94       11882              11700
12/31/95       12574              12341
12/31/96       13235              12948
12/31/97       13970              13611
12/31/98       14719              14290
12/31/99       15463              14960
12/31/2000     16368              15771


The graph assumes a $10,000 investment in the CREF Money Market Account on January 1, 1991. It shows that, by the end of 2000, the investment would have grown to $16,368. For comparison, the graph shows how a $10,000 investment in iMoneyNet Money Fund Report Averages-All Taxable, the Money Market Account's benchmark, did over the same period.
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS OF 12/31/2000

      [The following table represents a pie chart in the printed report.]

Commercial Paper                66.0%
Floating/Variable Rate Notes    15.9%
U.S. Government Agencies         6.8%
Certificates of Deposit          5.7%
Bank Notes - U.S. Banks          3.6%
Medium-term Notes                1.7%
Other Short-term Notes           0.3%

--------------------------------------------------------------------------------

NET ANNUALIZED YIELD FOR THE 7 DAYS ENDING 12/26/2000

                                 Current Yield  Effective Yield
---------------------------------------------------------------
   MONEY MARKET ACCOUNT              6.38%           6.58%
   iMoneyNet Fund Report
      Averages-All Taxable           5.96            6.14
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 12/31/2000

                                          AVERAGE ANNUAL COMPOUND       CUMULATIVE RATES OF
                                          RATES OF TOTAL RETURN(1)         TOTAL RETURN(1)                             NET ASSETS
                                       1 YEAR   5 YEARS   10 YEARS    1 YEAR   5 YEARS   10 YEARS   ANNUAL EXPENSES   (IN BILLIONS)
-----------------------------------------------------------------------------------------------------------------------------------
Money Market Account                    6.36%    5.52%      5.05%      6.36%    30.79%    63.68%          0.28%          $6.7
iMoneyNet Money Fund Report Averages
   - All Taxable                        5.88     5.11       4.66       5.88     28.35     57.69
Lipper Money Market Funds Average       5.70     5.00       4.62       5.70     27.62     57.06

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Money Market Account. Future returns will fluctuate, as will the value of investment principal. The units you own may be worth more or less than their original value upon redemption.
--------------------------------------------------------------------------------


4  o  College Retirement Equities Fund        2000 ANNUAL REPORT

INFLATION-LINKED BOND ACCOUNT


INVESTMENT OBJECTIVE

The CREF Inflation-Linked Bond Account seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds.


PORTFOLIO PROFILE

o The account invests primarily in U.S. Treasury Inflation-Indexed Securities
  (TIIS), as well as inflation-indexed securities issued by U.S. corporations and foreign governments.

o Unlike conventional bonds, the principal value of inflation-indexed securities varies, while the interest they pay remains fixed to maturity. Also, they are expected to rise in value during periods of accelerating inflation.


PERFORMANCE IN 2000

With a total return of 12.76 percent in 2000, the CREF Inflation-Linked Bond Account outperformed all other CREF accounts. Its return was slightly less that the 13.10 percent return of its performance benchmark, the Salomon Smith Barney Inflation-Linked Securities Index. This difference is largely the result of the account's 0.29 percent expense charge (the index doesn't factor in expenses).

     The Inflation-Linked Bond Account had a stellar year in 2000. First, inflation continued to rise. Second, in early February, the U.S. Treasury Department announced it was going to eliminate the April auction of the 30-year inflation-linked bond. Anticipating that the Treasury would cut back the size of remaining auctions, investors purchased these securities expecting that future supplies might be limited. The increased demand drove up the market price of these securities and, along with it, the value of the account's portfolio.

     Throughout the year, the account's duration varied from the Salomon Smith Barney index by no more than two-tenths of a year. At year-end, the account's duration was 8.85 years, compared with 8.86 years for the index. Our continuing strategy is to maintain a similar overall duration as that of the benchmark.


$10,000 SINCE 5/1/1997 INCEPTION

      [The following table represents a line chart in the printed report.]

                              Salomon Smith Barney
           Inflation-Linked     Inflation-Linked
             Bond Account       Securities Index
5/1/97         10000                10000
12/31/97       10306                10335
12/31/98       10742                10815
12/31/99       10896                11006
12/31/2000     12222                12329

The graph assumes a $10,000 investment in the CREF Inflation-Linked Bond Account, on May 1, 1997. It shows that, by the end of 2000, the investment would have grown to $12,222. For comparison, the graph shows how a $10,000 investment in the Salomon Smith Barney Inflation-Linked Securities Index, the Inflation-Linked Bond Account's benchmark, did over the same period.

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS OF 12/31/2000

       [The following table represents a pie chart in the printed report.]

Inflation-linked Notes      57.9%
Inflation-linked Bonds      42.0%
Short-term Investments       0.1%

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 12/31/2000

                                         AVERAGE ANNUAL COMPOUND           CUMULATIVE RATES OF
                                         RATES OF TOTAL RETURN(1)             TOTAL RETURN(1)                          NET ASSETS
                                        1 YEAR   SINCE INCEPTION(2)     1 YEAR   SINCE INCEPTION(2)  ANNUAL EXPENSES  (IN BILLIONS)
-----------------------------------------------------------------------------------------------------------------------------------
INFLATION-LINKED BOND ACCOUNT            12.76%        5.61%            12.76%        22.22%              0.29%           $0.49
Salomon Smith Barney
  Inflation-Linked Securities Index      13.10         5.97             13.10         23.76

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Inflation-Linked Bond Account. Future returns will fluctuate, as will the value of investment principal. The units you own may be worth more or less than their original value upon redemption.

(2) Inception date: 5/1/1997
--------------------------------------------------------------------------------

                      ANNUAL REPORT         College Retirement Equities Fund o 5

BOND MARKET ACCOUNT

INVESTMENT OBJECTIVE

The CREF Bond Market Account seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.


PORTFOLIO PROFILE

o The account invests primarily in a broad range of debt securities. The majority of its assets are in U.S. Treasury and agency securities, corporate bonds, and mortgage-backed or other asset-backed securities.

o Most holdings are investment-grade securities rated in the top four credit categories by Moody's Investors Service or Standard & Poor's, or ones that we determine are of comparable quality.

o The account is managed to track the Lehman Brothers Aggregate Bond Index. We will overweight or underweight individual securities or sectors as compared with their weights in the Lehman Index depending on where we find undervalued, overlooked, or misunderstood issues that we believe offer the potential for superior returns compared with those of the index.


PERFORMANCE IN 2000

The CREF Bond Market Account was one of the strongest- performing CREF accounts in 2000. The account ended the year with a total return of 11.75 percent, topping the performance of both its target benchmarks. It beat the 11.63 percent return of the Lehman Brothers Aggregate Bond Index and the 10.58 percent average return for similar funds, as measured by the Lipper Intermediate Investment Grade Debt Index.

     In 2000, investment-grade bonds produced their highest returns since 1995, based on the Lehman Brothers Aggregate Bond Index. To combat an overheating economy and to ease inflationary pressures, the Federal Reserve raised interest rates three times during the first half of the year. These rate hikes, plus a surging stock market, helped keep the lid on bond prices during the first two quarters.

     However, the bond market experienced a major reversal in mid-year. At that time, the economic slowdown, turbulence in the equity markets, and investor anticipation that the Fed would soon cut interest rates drove up demand--and prices-- for bonds. By year-end, overall bond yields had declined by over 1 percentage point: Yields for two-year U.S. Treasury notes fell to 5.09 percent; 5-year notes to 4.97 percent; 10-year notes to 5.11 percent; and 30-year bond yields to 5.46 percent.


$10,000 OVER TEN YEARS

      [The following table represents a line chart in the printed report.]

                             Lehman Brothers
             Bond Market       Aggregate
              Account          Bond Index
12/31/90       10000              10000
12/31/91       11386              11443
12/31/92       12716              12698
12/31/93       14085              13858
12/31/94       13525              13538
12/31/95       15784              15832
12/31/96       16224              16348
12/31/97       17951              18101
12/31/98       19368              19563
12/31/99       18944              19201
12/31/2000     21265              21504

The graph assumes a $10,000 investment in the CREF Bond Market Account, on January 1, 1991. It shows that, by the end of 2000, the investment would have grown to $21,265. For comparison, the graph shows how a $10,000 investment in the Lehman Brothers Aggregate Bond Index, the Bond Market Account's benchmark, did over the same period.

--------------------------------------------------------------------------------

In contrast, the spread sectors--U.S. Agency, corporate, mortgage-backed, and commercial mortgage-backed--did not do as well as Treasury securities of similar duration. (The spread is the difference between the yield of a bond and a Treasury security of similar duration.) Concerns about interest-rate hikes, the slowing economy, and the possibility of higher inflation led to lower returns. Only asset-backed securities posted higher returns than Treasury securities of similar duration.

     The strong performance of the CREF Bond Market Account in relation to the Lehman Brothers benchmark and to similar funds resulted from a number of positive steps we took during the year. Throughout 2000, we maintained an overweight position in well-performing asset-backed securities, while our holdings in U.S. inflation-linked notes significantly enhanced returns, as investors looked to these securities to provide protection against rising energy and labor costs. Conversely, we reduced the account's overweight positions in underperforming corporate and agency securities early in the year, making them roughly equivalent to the benchmark weights. We also avoided securities issued by companies that had experienced significant deterioration in their credit quality.

     As always, we kept the duration of the account to within 2 percent of the benchmark. Ranging from 4.80 years to 5.01 years, the account's duration was
4.87 years at year-end.

     Passing its ten-year milestone in 2000, the CREF Bond Market Account was first introduced on March 1, 1990.

6  o College Retirement Equities Fund        2000 ANNUAL REPORT

--------------------------------------------------------------------------------
THE ACCOUNT'S BENCHMARK

The benchmark we use for the CREF Bond Market Account is the Lehman Brothers Aggregate Bond Index, representing the entire U.S. bond market. The index includes more than 6,000 taxable government, investment grade, and mortgage-backed securities.
--------------------------------------------------------------------------------

RATINGS OF LONG-TERM BONDS AS OF 12/31/2000

The bonds we buy are typically of high credit quality; the majority carry ratings of A or higher from the major rating agencies. At year-end, the quality ratings of the account's long-term debt holdings were as follows:

                                       RATING          PERCENT
                                       -----------------------
U.S. TREASURY AND AGENCY SECURITIES    (NOT RATED)        29.5

INVESTMENT GRADE
  Mortgage-backed Securities           Aaa/AAA            41.2
  Other Long-term Debt                 Aaa/AAA            10.1
                                       Aa/AA               4.1
                                       A/A                 8.1
                                       Baa/BBB             6.8


  Below Investment Grade               Ba/BB               0.2


The account's short-term securities primarily represent purchases that had not yet closed at year-end, plus collateral for bonds lent under our securites lending program.
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS OF 12/31/2000

       [The following table represents a pie chart in the printed report.]

Mortgage-backed and Other Asset-backed Securities       46.6%

U.S. Treasury and Agency Securities                     29.1%

Corporate Bonds                                         20.2%

Foreign Government and Foreign Corporate Bonds
Denominated in U.S. Dollars                              2.3%

Investments Maturing in Less Than a Year                 1.8%

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 12/31/2000

                                                            MARKET    PERCENT
                        COUPON   MATURITY    PRINCIPAL      VALUE     OF NET
   ISSUER                RATE      DATE        (000)        (000)     ASSETS
--------------------------------------------------------------------------------
   U.S. Treasury Note   5.750%   08/15/10     $213,095     $223,317    6.89
   FNMA MBS             7.0000    1/25/30      149,000      149,232    4.60
   FNMA Note            6.375    10/15/02      124,700      126,317    3.90
   FGLMC MBS            7.500    01/25/31      101,100      101,633    3.13
   FGLMC MBS            7.000    01/25/30       88,500       88,694    2.74
   FHLMC Note           5.750    04/15/08       86,500       85,527    2.64
   FGLMC MBS            6.500    09/01/29       83,041       81,951    2.53
   FNMA MBS             7.000    01/25/15       77,750       78,576    2.42
   FGLMC MBS            8.000    01/25/31       70,250       72,028    2.22
   U.S. Treasury Strip  0.000    11/15/21      231,450       71,127    2.19

   FNMA: Federal National Mortgage Association; FGLMC: Federal Home Loan Mortgage Corporation Gold;

   FHLMC: Federal Home Loan Mortgage Corporation; MBS: Mortgage-backed
   Securities
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 12/31/2000


                                          AVERAGE ANNUAL COMPOUND         CUMULATIVE RATES OF
                                          RATES OF TOTAL RETURN(1)           TOTAL RETURN(1)                         NET ASSETS
                                       1 YEAR    5 YEARS   10 YEARS    1 YEAR   5 YEARS   10 YEARS  ANNUAL EXPENSES (IN BILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
BOND MARKET ACCOUNT                    11.75%    6.27%       7.84%     11.75%   35.54%    112.65%         0.33%         $3.2
Lehman Brothers Aggregate Bond Index   11.63     6.46        7.96      11.63    36.73     115.04
Lipper Intermediate
  Investment Grade Debt Index          10.58     5.86        7.52      10.58    32.91     106.45

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Bond Market Account. Future returns will fluctuate, as will the value of investment principal. The units you own may be worth more or less than their original value upon redemption.

--------------------------------------------------------------------------------

                   000 Annual Report        College Retirement Equities Fund o 7

SOCIAL CHOICE ACCOUNT

INVESTMENT OBJECTIVE

The CREF Social Choice Account seeks a favorable long-term rate of return that reflects the investment performance of the financial markets while giving special consideration to certain social criteria screens.


PORTFOLIO PROFILE

o The account is a balanced account: Its assets are invested primarily in a diversified set of equities, fixed-income securities, and short-term debt instruments.

o The account invests only in companies that are suitable from a financial perspective and whose activities are consistent with the account's social criteria.


PERFORMANCE IN 2000

The CREF Social Choice Account posted a total return of 0.34 percent in 2000. A balanced account, Social Choice outperformed the -0.81 percent return of its composite benchmark. The composite benchmark is composed of 60 percent S&P 500 Index and 40 percent Lehman Brothers Aggregate Bond Index, the same percentages of stock and bond investments within the account's portfolio. Nevertheless, the account's returns trailed the 2.39 percent return of other balanced accounts, as measured by the Lipper Balanced Fund Index.

     During the year, the equity segment of the account performed better than its benchmark, the S&P 500 Index. Positive contributions came from the account's overweight positions, versus the benchmark, in Citigroup, American International Group, and other financial services companies, which outperformed the broader market. While many large capitalization names in the energy sector, such as Exxon Mobil, fail the account's environmental screen, Anadarko Petroleum, an energy stock that did pass the screen, contributed positively to performance.

     In relation to the S&P 500 Index, these gains more than offset underweights or a complete absence of investments in certain sectors that outperformed the broader market. For example, the account does not invest in Philip Morris or similar consumer companies, which performed well during the year. Also, the account does not invest in defense contractors and therefore could not benefit from such well-performing companies as Honeywell, Tyco International, and Boeing.

     The fixed-income portion of the account is invested in U.S. Treasury and agency securities, mortgage-backed and asset-backed securities, corporate bonds, foreign-government and foreign corporate bonds denominated in U.S. dollars, and

--------------------------------------------------------------------------------

$10,000 OVER TEN YEARS

      [The following table represents a line chart in the printed report.]

                                               Lehman Brothers
            Social Choice        S&P 500          Aggregate
              Account             Index          Bond Index
12/31/90       10000              10000            10000
12/31/91       12312              12802            11443
12/31/92       14079              14158            12698
12/31/93       15562              15981            13858
12/31/94       15400              16066            13538
12/31/95       19912              22278            15832
12/31/96       23375              28146            16348
12/31/97       28235              35720            18101
12/31/98       34050              47325            19563
12/31/99       35785              52222            19201
12/31/2000     36932              49979            21504

The graph assumes a $10,000 investment in the CREF Social Choice Account, on January 1, 1991. It shows that, by the end of 2000, the investment would have grown to $36,932. For comparison, the graph shows how $10,000 investments in the Social Choice Account's benchmarks did over the same period.

--------------------------------------------------------------------------------

short-term investments. Generally, there is little or no difference in performance between fixed-income investments that are screened for social criteria and those that are not. This is because there are still enough investment opportunities to closely track the Lehman Brothers index.

     In early 2000, the TIAA-CREF Committees on Corporate Governance and Social Responsibility voted to add a gambling screen to the account's social criteria. The CREF Social Choice Account now has six screens (see box on facing page). The largest fund in the U.S. to use social criteria to screen investments, the CREF Social Choice Account was introduced on March 1, 1990.

--------------------------------------------------------------------------------
THE ACCOUNT'S BENCHMARKS

The benchmarks we use for the two components of the Social Choice Account are the S&P 500 Index, representing the U.S. stock market, and the Lehman Brothers Aggregate Bond Index, representing fixed-income investments.
--------------------------------------------------------------------------------

8 o College Retirement Equities Fund        2000 ANNUAL REPORT

PORTFOLIO COMPOSITION AS OF 12/31/2000

       [The following table represents a pie chart in the printed report.]

U.S. Stocks              59.6%
Long-term Bonds          40.0%
Short-term Investments    0.4%

--------------------------------------------------------------------------------

SOCIAL CRITERIA

Currently, the CREF Social Choice Account does not invest in companies that:

o engage in activities that result or are likely to result in significant damage to the environment

o  have a significant portion of their business in weapons manufacturing

o  have a significant portion of their business in gaming or gambling operations

o  produce and market alcoholic beverages or tobacco products

o  produce nuclear energy, or

o have operations in Northern Ireland and have not adopted the MacBride Principles (a fair employment code for U.S. firms operating in Northern Ireland) or have not operated consistently with such principles and in compliance with the Fair Employment Act of 1989 (Northern Ireland).

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 12/31/2000

                                            PRINCIPAL/     MARKET   PERCENT
                         COUPON   MATURITY    SHARES       VALUE    OF NET
   ISSUER                 RATE      DATE       (000)       (000)    ASSETS
  --------------------------------------------------------------------------
   FGLMC MBS             7.000%   01/25/30   $104,000    $104,228    2.45
   FNMA Notes            6.375    10/15/02   $ 81,500      82,557    1.94
   FNMA MBS              7.000    01/25/30   $ 73,900      74,015    1.74
   Citigroup, Inc                               1,378      70,378    1.65
   GNMA MBS              8.500    10/20/30   $ 66,599      68,514    1.61
   American Int'l
      Group, Inc                                  656      64,666    1.52
   Cisco Systems, Inc                           1,652      63,174    1.48
   U.S. Treasury Note    5.750    08/15/10   $ 56,875      59,603    1.40
   Merck & Co, Inc                                619      57,991    1.36
   Wal-Mart Stores, Inc                         1,033      54,889    1.29

   FGLMC: Federal Home Loan Mortgage Corporation Gold; FNMA: Federal National Mortgage Association; GNMA: Government National Mortgage Association;
   MBS: Mortgage-backed Securities

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 12/31/2000

                                          AVERAGE ANNUAL COMPOUND         CUMULATIVE RATES OF
                                          RATES OF TOTAL RETURN(1)           TOTAL RETURN(1)                         NET ASSETS
                                       1 YEAR    5 YEARS   10 YEARS    1 YEAR   5 YEARS   10 YEARS  ANNUAL EXPENSES (IN BILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
SOCIAL CHOICE ACCOUNT                    0.34%    13.68%    13.96%      0.34%    89.87%    269.32%       0.30%           $4.3
S&P 500 Index                           -9.10     18.33     17.46      -9.10    131.98     399.79
Lehman Brothers Aggregate Bond Index    11.63      6.46      7.96      11.63     36.73     115.04
Lipper Balanced Fund Index               2.39     11.80     12.45       2.39     74.64     223.40

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Social Choice Account. Future returns will fluctuate, as will the value of investment principal. The units you own may be worth more or less than their original value upon redemption.

--------------------------------------------------------------------------------

                  2000 ANNUAL REPORT        College Retirement Equities Fund o 9

EQUITY INDEX ACCOUNT

INVESTMENT OBJECTIVE

The CREF Equity Index Account seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by the Russell 3000(R), a broad stock market index.


PORTFOLIO PROFILE

o The account's benchmark is the Russell 3000 Index.

o The account uses a sampling approach to create a portfolio that closely matches the overall investment characteristics of the index, without investing in all 3,000 stocks.


--------------------------------------------------------------------------------
THE ACCOUNT'S BENCHMARK

The Russell 3000(R) is an unmanaged index of stocks of the 3,000 largest
(based on market capitalization) publicly traded U.S. companies. The Russell 3000 Index is a trademark and servicemark of the Frank Russell Company. No CREF account is promoted, endorsed, sponsored, or sold by, or affiliated with the Frank Russell Company.
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS as of 12/31/2000

                           SHARES      MARKET VALUE   PERCENT OF
   COMPANY          (IN MILLIONS)     (IN MILLIONS)   NET ASSETS
--------------------------------------------------------------------------------
   General Electric Co        3.8            $182.0       3.65
   Exxon Mobil Corp           1.3             115.8       2.32
   Pfizer, Inc                2.4             111.3       2.23
   Cisco Systems, Inc         2.7             105.0       2.11
   Citigroup, Inc             1.9              98.4       1.98
   Merck & Co, Inc            0.9              82.7       1.66
   Intel Corp                 2.6              77.2       1.55
   American Int'l Group, Inc  0.8              75.9       1.52
   Microsoft Corp             1.5              66.1       1.33
   SBC Communications, Inc    1.3              61.9       1.24
--------------------------------------------------------------------------------

$10,000 SINCE 4/29/1994 INCEPTION

      [The following table represents a line chart in the printed report.]

            Equity Index      Russell 3000(R)
              Account             Index
5/1/94         10000              10000
12/31/94       10504              10525
12/31/95       14393              14499
12/31/96       17943              18113
12/31/97       22439              22736
12/31/98       28636              29032
12/31/99       32155              32617
12/31/2000     30936              31415

The graph assumes a $10,000 investment in the CREF Equity Index Account, on April 29, 1994. It shows that, by the end of 2000, the investment would have grown to $30,936. For comparison, the graph shows how a $10,000 investment in the Russell 3000, the Equity Index Account's benchmark, did over the same period.

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS OF 12/31/2000

       [The following table represents a pie chart in the printed report.]

Technology                 22.1%
Financial Services         18.1%
Healthcare                 15.1%
Utilities                   9.9%
Consumer Non-cyclical       8.2%
Consumer Cyclical           7.9%
Producer Durables           5.7%
Energy                      5.1%
Other                       7.9%

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 12/31/2000

                            AVERAGE ANNUAL COMPOUND                   CUMULATIVE RATES OF
                            RATES OF TOTAL RETURN(1)                     TOTAL RETURN(1)                                NET ASSETS
                        1 YEAR   5 YEARS   Since Inception(1)   1 YEAR    5 YEARS  Since Inception(1)  ANNUAL EXPENSES (IN BILLIONS)
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX ACCOUNT    -7.59%     17.19%       18.51%          -7.59%    121.03%       211.00%             0.28%           $5.0
Russell 3000 Index      -7.46      17.39        18.77           -7.46     122.97        215.71

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Equity Index Account. Future returns will fluctuate, as will the value of investment principal. The units you own may be worth more or less than their original value upon redemption.

(2) Inception date: 4/29/1994
--------------------------------------------------------------------------------




10 o College Retirement Equities Fund        2000 ANNUAL REPORT

       STATEMENT OF INVESTMENTS - MONEY MARKET ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------
  PRINCIPAL                                                          VALUE (000)
  ---------                                                          ----------
SHORT TERM INVESTMENTS--99.52%
  BANK NOTES--1.98%
                 BANK OF AMERICA
$ 20,000,000       6.700%, 03/05/01 ..............................  $     20,009
                 BETA FINANCE, INC
  6,000,000        6.750%, 10/11/01 ..............................         6,030
                 CC (USA), INC.
 25,000,000        6.750%, 10/16/01 ..............................        25,129
                 FIRST TENNESSEE NATIONAL BANK
 25,000,000        6.760%, 02/26/01 ..............................        25,002
                 FIRST UNION NATIONAL BANK, CHARLOTTE
 25,000,000        7.000%, 07/18/01 ..............................        25,099
                 NATIONAL CITY CORP
 10,000,000        6.980%, 08/02/01 ..............................        10,045
                 WACHOVIA BANK, NATIONAL ASSOCIATION
 21,000,000        5.400%, 03/15/01 ..............................        20,959
                                                                    ------------
                                                                         132,273
                                                                    ------------
BANKERS ACCEPTANCES--1.57%
                 AMERICAN EXPRESS CREDIT CORP
 50,000,000        6.170%, 07/13/01 ..............................        50,015
                 FIRST TENNESSEE NATIONAL BANK
 25,000,000        6.200%, 02/22/01 ..............................        25,000
                 IBM CREDIT CORP
 30,000,000        6.640%, 10/29/01 ..............................        30,066
                                                                    ------------
                                                                         105,081
                                                                    ------------
CERTIFICATES OF DEPOSIT--5.72%
                 ABN AMRO BANK NV
 20,000,000        6.720%, 03/02/01 ..............................        19,999
                 BANK OF AMERICA
 29,000,000        6.740%, 02/20/01 ..............................        29,007
 25,000,000        6.640%, 04/12/01 ..............................        25,023
                 BANK OF NOVA SCOTIA
 25,000,000        6.640%, 01/19/01 ..............................        24,999
                 CANADIAN IMPERIAL BANK OF COMMERCE
 50,000,000        6.650%, 01/16/01 ..............................        49,999
                 DEUTSCHE BANK
 20,000,000        6.700%, 02/05/01 ..............................        19,995
 15,000,000        6.700%, 02/14/01 ..............................        14,997
                 DRESDNER BANK
 30,000,000        6.650%, 01/09/01 ..............................        29,999
 25,000,000        6.650%, 01/11/01 ..............................        25,000
 19,900,000        6.650%, 01/12/01 ..............................        19,900
                 RABOBANK
 25,000,000        6.960%, 07/16/01 ..............................        25,098
                 SOCIETE GENERALE
 10,000,000        6.740%, 03/16/01 ..............................        10,002
 25,000,000        6.750%, 04/17/01 ..............................        25,016
                 SOUTH TRUST BANK
 14,000,000        6.690%, 03/14/01 ..............................        14,007
                 TORONTO DOMINION HOLDINGS (U.S.)
 50,000,000        6.640%, 04/12/01 ..............................        50,045
                                                                    ------------
                                                                          83,086
                                                                    ------------
COMMERCIAL PAPER--65.98%
                 AMERICAN HONDA FINANCE CORP
 15,000,000        6.530%, 02/09/01 ..............................        14,894
 15,000,000        6.500%, 02/13/01 ..............................        14,884
 12,000,000        6.500%, 02/16/01 ..............................        11,900
                 AMERICAN TELEPHONE & TELEGRAPH CO
 30,000,000        6.520%, 01/12/01 ..............................        29,939
 25,000,000        6.510%, 02/14/01 ..............................        24,801
                 ASSET SECURITIZATION COOP CORP
 56,000,000        6.530%, 01/17/01 ..............................        55,832
 31,000,000        6.550%, 01/17/01 ..............................        30,907
 50,000,000      c 6.550%, 01/18/01 ..............................        49,843
 14,000,000      c 6.550%, 01/19/01 ..............................        13,953
                 BARCLAYS U.S. FUNDING CORP
 50,000,000       6.630%, 01/04/01 ..............................         49,972
                 BEAR STEARNS CO, INC
 45,000,000        6.530%, 01/12/01 ..............................        44,909
                 BELLSOUTH CAPITAL FUNDING CORP
 50,000,000        6.520%, 01/11/01 ..............................        49,909
 45,000,000        6.510%, 01/12/01 ..............................        44,909
                 BRITISH TELECOMMUNICATION PLC
 15,000,000        6.520%, 01/23/01 ..............................        14,939
 25,000,000        6.880%, 02/12/01 ..............................        24,810
                 CAMPBELL SOUP CO
 15,000,000      c 6.280%, 09/27/01 ..............................        14,325
 25,000,000      c 6.260%, 10/10/01 ..............................        23,821
                 CC (USA), INC
 25,000,000      c 6.570%, 01/12/01 ..............................        24,948
 25,000,000        6.570%, 01/16/01 ..............................        24,931
 14,000,000      c 6.520%, 02/13/01 ..............................        13,891
                 CIESCO LP
 15,000,000        6.590%, 01/03/01 ..............................        14,995
 10,000,000        6.550%, 01/09/01 ..............................         9,985
100,000,000        6.530%, 01/23/01 ..............................        99,594
 25,000,000        6.520%, 02/07/01 ..............................        24,833
                 COCA-COLA ENTERPRISES, INC
 30,000,000        6.510%, 01/19/01 ..............................        29,900
 21,000,000        6.490%, 01/26/01 ..............................        20,905
 24,500,000      c 6.510%, 02/28/01 ..............................        24,247
                 CORPORATE ASSET FUNDING CORP, INC
 50,000,000      c 6.600%, 01/05/01 ..............................        49,963
 50,000,000      c 6.550%, 01/12/01 ..............................        49,899
 10,000,000      c 6.550%, 01/19/01 ..............................         9,967
 33,000,000      c 6.550%, 01/22/01 ..............................        32,872
  7,600,000      c 6.420%, 02/05/01 ..............................         7,553
                 CREDIT SUISSE FIRST BOSTON, INC
 34,000,000        6.500%, 01/05/01 ..............................        33,975
 12,000,000      c 6.630%, 01/16/01 ..............................        11,967
 19,800,000        6.530%, 02/26/01 ..............................        19,603
 36,000,000        6.490%, 03/12/01 ..............................        35,553
 50,000,000        6.480%, 03/15/01 ..............................        49,359
                 DAIMLERCHRYSLER NORTH AMERICA HOLDING
 50,000,000        6.570%, 01/29/01 ..............................        49,742
 29,000,000        6.500%, 02/07/01 ..............................        28,806
 25,000,000        6.490%, 02/08/01 ..............................        24,828
 40,000,000        6.520%, 02/16/01 ..............................        39,668
                 DELAWARE FUNDING CORP
 17,000,000      c 6.650%, 01/04/01 ..............................        16,991
 35,209,000      c 6.600%, 01/08/01 ..............................        35,164
 50,000,000      c 6.600%, 01/12/01 ..............................        49,899
 21,000,000      c 6.580%, 01/16/01 ..............................        20,942
 10,056,000      c 6.600%, 01/17/01 ..............................        10,027
 16,500,000      c 6.480%, 02/07/01 ..............................        16,389
                 DEUTSCHE BANK FINANCIAL, INC
 50,000,000        6.520%, 02/08/01 ..............................        49,656
                 DUPONT (E.I.) DE NEMOURS & CO
 50,000,000        6.510%, 01/10/01 ..............................        49,919
                 EASTMAN KODAK CO
 25,000,000        6.490%, 02/20/01 ..............................        24,777
 25,055,000        6.490%, 02/21/01 ..............................        24,827
                 ENTERPRISE FUNDING CORP
  9,000,000      c 6.480%, 02/02/01 ..............................         8,948
 27,000,000      c 6.520%, 02/16/01 ..............................        26,776
 24,145,000      c 6.510%, 02/23/01 ..............................        23,917
                 EQUILON ENTERPRISES LLC
  7,400,000        6.470%, 01/11/01 ..............................         7,386
 24,400,000        6.530%, 01/18/01 ..............................        24,323
 25,000,000        6.510%, 02/09/01 ..............................        24,824
 24,000,000        6.490%, 02/16/01 ..............................        23,800

       SEE NOTES TO FINANCIAL STATEMENTS       2000 CREF Annual Report     o  11

       STATEMENT OF INVESTMENTS - MONEY MARKET ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------
  PRINCIPAL                                                          VALUE (000)
  ---------                                                          ----------
COMMERCIAL PAPER--(CONTINUED)
                 FORTUNE BRANDS
$ 4,000,000      c 6.550%, 01/10/01 ..............................  $      3,993
 29,000,000      c 6.520%, 01/16/01 ..............................        28,920
 20,000,000      c 6.550%, 01/16/01 ..............................        19,945
 25,000,000      c 6.520%, 01/17/01 ..............................        24,926
 20,000,000        6.510%, 01/18/01 ..............................        19,937
 25,000,000      c 6.520%, 01/26/01 ..............................        24,885
 13,000,000        6.500%, 02/28/01 ..............................        12,866
 15,000,000        6.480%, 03/09/01 ..............................        14,822
                 GENERAL ELECTRIC CAPITAL CORP
 14,600,000        6.520%, 01/11/01 ..............................        14,573
 31,500,000        6.520%, 01/16/01 ..............................        31,413
 48,000,000        6.500%, 02/05/01 ..............................        47,690
 16,000,000        6.520%, 02/06/01 ..............................        15,895
 42,000,000        6.510%, 02/08/01 ..............................        41,711
                 GENERAL MOTORS ACCEPTANCE CORP
 50,000,000        6.520%, 01/18/01 ..............................        49,843
 50,000,000        6.500%, 02/09/01 ..............................        49,647
  7,000,000        6.400%, 05/11/01 ..............................         6,847
                 GOLDMAN SACHS GROUP, LP
 42,400,000        6.550%, 01/12/01 ..............................        42,315
 23,600,000        6.480%, 01/19/01 ..............................        23,522
 22,000,000        6.510%, 01/19/01 ..............................        21,927
                 GOVCO, INC
 27,000,000      c 6.540%, 02/09/01 ..............................        26,809
 50,000,000      c 6.520%, 02/15/01 ..............................        49,593
 25,000,000      c 6.520%, 02/16/01 ..............................        24,792
 50,000,000      c 6.500%, 02/27/01 ..............................        49,493
                 HARLEY-DAVIDSON FUNDING CORP
 17,000,000        6.530%, 02/26/01 ..............................        16,831
                 HEINZ(H.J.) CO
 21,600,000        6.510%, 02/07/01 ..............................        21,455
 50,000,000        6.500%, 02/08/01 ..............................        49,656
                 HONEYWELL INTERNATIONAL
 25,000,000        6.450%, 03/30/01 ..............................        24,622
                 INTERNATIONAL LEASE FINANCE CORP
 44,000,000      c 6.500%, 01/24/01 ..............................        43,813
 22,450,000        6.560%, 01/31/01 ..............................        22,326
 30,000,000      c 6.490%, 02/13/01 ..............................        29,767
 50,000,000        6.450%, 03/20/01 ..............................        49,316
                  J.P.MORGAN & CO
  5,000,000        6.550%, 01/08/01 ..............................         4,994
 50,000,000        6.530%, 01/30/01 ..............................        49,737
                 MERCK &CO, INC
 44,000,000        6.530%, 01/31/01 ..............................        43,757
                 MERRILL LYNCH & CO, INC
 50,000,000        6.530%, 01/19/01 ..............................        49,834
                 MORGAN STANLEY DEAN WITTER
 17,200,000        6.650%, 01/12/01 ..............................        17,165
 50,000,000        6.530%, 01/18/01 ..............................        49,846
 10,000,000        6.350%, 03/15/01 ..............................         9,872
                 MOTIVA ENTERPRISES LLC
 36,000,000      c 6.530%, 01/29/01 ..............................        35,817
                 MOTOROLA CREDIT CORP
 25,000,000      c 6.450%, 03/29/01 ..............................        24,619
                 MOTOROLA, INC
 28,500,000        6.320%, 03/21/01 ..............................        28,105
                 NATIONAL RURAL UTILITIES COOP FINANCE
 37,500,000        6.490%, 01/29/01 ..............................        37,307
 26,000,000        6.460%, 03/08/01 ..............................        25,695
 40,000,000        6.440%, 03/23/01 ..............................        39,432
                 NEWELL RUBBERMAID, INC
 18,400,000        6.500%, 01/19/01 ..............................        18,340
 35,000,000      c 6.520%, 01/26/01 ..............................        34,845
 25,000,000        6.540%, 01/30/01 ..............................        24,868
 40,000,000      c 6.580%, 01/30/01 ..............................        39,785
 25,000,000        6.500%, 02/09/01 ..............................        24,824
                 PACCAR FINANCIAL CORP
 15,000,000        6.530%, 01/11/01 ..............................        14,973
 25,000,000        6.550%, 01/12/01 ..............................        24,950
 12,000,000      c 6.500%, 01/18/01 ..............................        11,962
 15,000,000      c 6.520%, 02/05/01 ..............................        14,903
 30,000,000        6.500%, 02/12/01 ..............................        29,772
 15,000,000        6.340%, 03/13/01 ..............................        14,811
                 PARK AVENUE RECEIVABLES CORP
 28,600,000      c 6.670%, 01/08/01 ..............................        28,563
 25,000,000      c 6.600%, 01/11/01 ..............................        24,954
 38,000,000      c 6.600%, 01/19/01 ..............................        37,875
 35,000,000      c 6.630%, 01/24/01 ..............................        34,852
 24,000,000      c 6.530%, 02/07/01 ..............................        23,839
                 PFIZER, INC
 48,000,000      c 6.510%, 01/11/01 ..............................        47,913
                 PREFERRED RECEIVABLES FUNDING CORP
 40,000,000      c 6.580%, 01/10/01 ..............................        39,934
 39,500,000      c 6.580%, 01/22/01 ..............................        39,347
 41,000,000      c 6.600%, 01/30/01 ..............................        40,782
 30,000,000      c 6.460%, 02/08/01 ..............................        29,795
                 RECEIVABLES CAPITAL CORP
  9,400,000      c 6.650%, 01/04/01 ..............................         9,395
 22,500,000      c 6.640%, 01/08/01 ..............................        22,471
 36,141,000      c 6.530%, 01/12/01 ..............................        36,068
 56,853,000      c 6.600%, 01/16/01 ..............................        56,697
 26,000,000      c 6.520%, 02/14/01 ..............................        25,793
                 SAINT PAUL COS
 28,000,000        6.500%, 01/26/01 ..............................        27,874
                 SALOMON SMITH BARNEY HOLDINGS, INC
 19,000,000        6.650%, 01/02/01 ..............................        18,996
  6,000,000        6.600%, 01/05/01 ..............................         5,996
                 SBC COMMUNICATIONS, INC
 30,000,000      c 6.520%, 01/05/01 ..............................        29,978
 34,000,000      c 6.520%, 01/10/01 ..............................        33,944
 33,620,000      c 6.580%, 01/11/01 ..............................        33,559
 16,000,000        6.530%, 01/19/01 ..............................        15,948
 23,100,000      c 6.490%, 02/12/01 ..............................        22,924
                 SIGMA FINANCE, INC
 25,000,000      c 6.500%, 02/16/01 ..............................        24,792
                 STANLEY WORKS
 26,000,000        6.530%, 02/01/01 ..............................        25,852
                 UBS FINANCE, INC (DELAWARE)
  6,000,000        6.500%, 01/02/01 ..............................         5,999
                 VENTURES BUSINESS TRUST
 40,000,000      c 6.600%, 01/22/01 ..............................        39,845
                 VERIZON GLOBAL FUNDING
 10,500,000        6.540%, 01/24/01 ..............................        10,456
 29,500,000        6.520%, 02/01/01 ..............................        29,334
                 VERIZON NETWORK FUNDING CORP
 35,000,000        6.550%, 01/23/01 ..............................        34,858
 25,000,000        6.560%, 01/30/01 ..............................        24,866
 50,000,000        6.500%, 02/16/01 ..............................        49,585
                 VIRGINIA ELECTRIC &POWER CO
 10,000,000        6.540%, 01/12/01 ..............................         9,980
 16,000,000        6.550%, 01/12/01 ..............................        15,968
 50,000,000        6.550%, 01/19/01 ..............................        49,836
 50,000,000        6.520%, 02/02/01 ..............................        49,710
 25,000,000        6.500%, 02/05/01 ..............................        24,839
                 VODAFONE AIRTOUCH PLC
 34,000,000      c 6.570%, 01/12/01 ..............................        33,932
 41,000,000      c 6.600%, 01/31/01 ..............................        40,774
                                                                    ------------
                                                                       4,417,582
                                                                    ------------

12  o  2000 CREF Annual Report            SEE NOTES TO FINANCIAL STATEMENTS

       STATEMENT OF INVESTMENTS - MONEY MARKET ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------
  PRINCIPAL                                                          VALUE (000)
  ---------                                                          ----------
  MEDIUM TERM NOTES--1.65%
                 BETA FINANCE, INC
$15,000,000        6.810%, 02/26/01 ..............................  $     14,990
 20,000,000        6.800%, 04/25/01 ..............................        19,998
 25,000,000        7.440%, 05/31/01 ..............................        25,073
                 CC (USA), INC
 50,000,000        6.940%, 08/15/01 ..............................        50,120
                                                                    ------------
                                                                         110,181
                                                                    ------------
  U.S. GOVERNMENT AND AGENCIES--6.76%
                 FEDERAL HOME LOAN BANK (FHLB)
 25,000,000        6.300%, 01/17/01 ..............................        24,930
 50,000,000        6.170%, 02/23/01 ..............................        49,540
 44,000,000        6.300%, 04/11/01 ..............................        43,254
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
  3,000,000        6.430%, 01/11/01 ..............................         2,995
 23,100,000        6.250%, 02/06/01 ..............................        22,956
 74,000,000        6.210%, 02/13/01 ..............................        73,451
 25,000,000        6.220%, 02/13/01 ..............................        24,814
 25,000,000        6.250%, 02/13/01 ..............................        24,813
 25,000,000        6.330%, 03/23/01 ..............................        24,650
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
 37,000,000        6.180%, 02/12/01 ..............................        36,733
 57,000,000        6.280%, 04/05/01 ..............................        56,091
 50,000,000        6.320%, 04/12/01 ..............................        49,144
 19,750,000        6.340%, 06/18/01 ..............................        19,208
                                                                    ------------
                                                                         452,579
                                                                    ------------
  VARIABLE RATE NOTES--15.86%
                 AMERICAN EXPRESS CENTURION BANK
 25,000,000        6.160%, 06/26/01 ..............................        25,008
 20,000,000        6.170%, 07/17/01 ..............................        20,006
                 AMERICAN HONDA FINANCE CORP
 25,000,000        6.790%, 01/10/01 ..............................        25,001
 10,000,000        6.840%, 05/21/01 ..............................        10,002
 20,000,000        6.750%, 08/17/01 ..............................        19,998
 25,000,000        6.720%, 08/28/01 ..............................        24,998
 25,000,000        6.710%, 09/13/01 ..............................        25,003
                 ASSOCIATES CORP OF NORTH AMERICA
 32,000,000        6.680%, 06/14/01 ..............................        32,019
                 BANCONE CORP
 10,000,000        6.490%, 03/30/01 ..............................        10,000
 25,000,000        6.440%, 04/04/01 ..............................        25,012
 15,000,000        6.950%, 08/09/01 ..............................        15,021
 12,500,000        6.780%, 09/04/01 ..............................        12,509
 15,000,000        6.770%, 09/17/01 ..............................        15,028
 34,000,000        6.780%, 09/27/01 ..............................        34,020
                 BETA FINANCE, INC
 25,000,000        6.730%, 01/23/01 ..............................        24,999
 25,000,000        6.700%, 02/15/01 ..............................        24,998
 25,000,000        6.750%, 10/15/01 ..............................        25,003
                 CARGILL, INC
 10,000,000        5.710%, 07/10/01 ..............................        10,008
                 CATERPILLAR FINANCIAL SERVICES CORP
 15,000,000        6.600%, 04/02/01 ..............................        15,001
                 CIT GROUP HOLDINGS, INC
 25,000,000        6.630%, 06/06/01 ..............................        24,980
 10,000,000        6.710%, 07/16/01 ..............................         9,992
                 CITIGROUP, INC
 25,000,000        5.850%, 06/06/01 ..............................        25,000
                 FCC NATIONAL BANK
 25,000,000        6.760%, 03/02/01                                       25,000
                 FIRST UNION NATIONAL BANK (CHARLOTTE)
 30,000,000        6.200%, 02/15/01 ..............................        29,989
 25,000,000        6.220%, 05/08/01 ..............................        24,988
                 FLEET FINANCIAL GROUP, INC
 20,000,000       6.880%, 08/24/01 ...............................        20,022
                 FLEET NATIONAL BANK (BANK BOSTON)
 25,000,000        6.650%, 03/09/01 ..............................        25,005
 50,000,000        6.600%, 03/27/01 ..............................        50,015
 10,000,000        6.960%, 08/10/01 ..............................        10,015
                 FORD MOTOR CREDIT CORP
 15,000,000        6.850%, 02/13/01 ..............................        15,000
 24,000,000        6.860%, 09/03/01 ..............................        24,024
                 HOUSEHOLD FINANCE CORP
 10,000,000        6.730%, 12/07/01 ..............................        10,000
                 HUNTINGTON NATIONAL BANK (OHIO)
 25,000,000        6.860%, 10/29/01 ..............................        25,025
                 IBM CORP
 10,000,000        6.740%, 05/21/01 ..............................        10,001
                 KEY BANK
 10,000,000        6.260%, 01/30/01 ..............................        10,000
 25,000,000        6.920%, 07/13/01 ..............................        25,020
 12,000,000        7.110%, 10/26/01 ..............................        12,036
                 NATIONAL CITY CORP
 65,000,000        6.780%, 04/23/01 ..............................        65,000
                 SIGMA FINANCE, INC
 25,000,000        6.720%, 05/25/01 ..............................        25,003
 25,000,000        6.710%, 08/29/01 ..............................        25,008
 50,000,000        6.710%, 10/23/01 ..............................        49,970
 25,000,000        6.190%, 12/13/01 ..............................        24,990
                 STUDENT LOAN MARKETING ASSOCIATION
 50,000,000        5.690%, 08/14/01 ..............................        49,995
                 UNILEVER CAPITAL CORP
 35,000,000        6.710%, 09/07/01 ..............................        35,000
                 WACHOVIA BANK, NATIONAL ASSOCIATION
 12,125,000        5.820%, 10/09/01 ..............................        12,142
                 WESTDEUTSCHE LANDESBANK (NEW YORK)
  6,000,000        6.640%, 10/17/01 ..............................         5,998
                                                                    ------------
                                                                       1,062,852
                                                                    ------------
                 TOTAL SHORT TERM INVESTMENTS
                  (COST $6,662,702) ..............................     6,663,634
                                                                    ------------
                 TOTAL PORTFOLIO--99.52%
                  (COST $6,662,702) ..............................     6,663,634
                 OTHER ASSETS & LIABILITIES, NET--0.48% ..........        32,154
                                                                    ------------
                 NET ASSETS--100.00% .............................  $  6,695,788
                                                                    ============

----------
c Commercial paper issued under the Private Placement exemption under Section
  4(2) of the Securities Act of 1933.

                SEE NOTES TO FINANCIAL STATEMENTS 2000 CREF Annual Report  o  13

  STATEMENT OF INVESTMENTS - INFLATION LINKED BOND ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------
PRINCIPAL                                                            VALUE (000)
---------                                                            ----------
GOVERNMENT BONDS--98.52%
  U.S. TREASURY SECURITIES--98.52%
                 U.S. TREASURY INFLATION INDEXED
$74,219,215      l 3.630%, 07/15/02 ..............................  $     74,300
 69,993,360      l 3.380%, 01/15/07 ..............................        68,659
 71,373,877      l 3.630%, 01/15/08 ..............................        70,827
 66,565,112      l 3.880%, 01/15/09 ..............................        67,106
 72,174,281      l 3.630%, 04/15/28 ..............................        70,799
 82,173,929      l 3.880%, 04/15/29 ..............................        84,228
                 U.S. TREASURY NOTE
 46,789,972        4.250%, 01/15/10 ..............................        48,617
                                                                    ------------
                 TOTAL GOVERNMENT BONDS
                   (Cost $476,967) ...............................       484,536
                                                                    ------------

SHORT TERM INVESTMENT--0.12%
  COMMERCIAL PAPER--0.12%
                 PARK AVENUE RECEIVABLES CORP
    615,000      c 6.550%, 01/02/01 ..............................           615
                                                                    ------------
                 TOTAL SHORT TERM INVESTMENTS
                   (Cost $615) ...................................           615
                                                                    ------------
                 TOTAL PORTFOLIO--98.64%
                   (Cost $477,582) ...............................       485,151
                 OTHER ASSETS & LIABILITIES, NET--1.36% ..........         6,687
                                                                    ------------
                 NET ASSETS--100.00% .............................      $491,838
                                                                    ============

---------------
c Commercial paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

(l) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.



       STATEMENT OF INVESTMENTS - BOND MARKET ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------
  PRINCIPAL                                              RATINGS+    VALUE (000)
  ---------                                              --------    ----------
BONDS--98.18%
  CORPORATE BONDS--28.23%
   AEROSPACE AND DEFENSE--0.85%
                 BOEING CO DEB
$ 5,000,000        7.250%, 06/15/25 ...................        A1   $      5,202
  5,000,000        6.630%, 02/15/38 ...................        A1          4,745
                 LOCKHEED MARTIN  CORP DEB
  5,000,000        8.500%, 12/01/29 ...................      BAA3          5,659
                 RAYTHEON CO DEB
  7,600,000        6.150%, 11/01/08 ...................      BAA1          7,256
  5,000,000        7.000%, 11/01/28 ...................      BAA2          4,616
                                                                    ------------
                TOTAL AEROSPACE AND DEFENSE                               27,478
                                                                    ------------

   ASSET BACKED--6.04%
                 ADVANTA MORTGAGE LOAN TRUST
                  SERIES 1998-1 (CLASS A3)
 10,633,770        6.270%, 12/25/17 ...................       AAA         10,594
                 CIT EQUIPMENT COLLATERAL
                  SERIES 2000-2 (CLASS A3)
  6,500,000        6.840%, 06/20/04 ...................       AAA          6,588
                 DISCOVER CARD MASTER TRUST
                  SERIES 2000-9 (CLASS A)
  9,400,000        6.350%, 01/15/06 ...................       AAA          9,556
                 GE CAPITAL MORTGAGE SERVICES, INC
                  SERIES 1999-HE1 (CLASS A3)
 20,300,000        6.040%, 06/25/20 ...................       AAA         20,203
                 GREENPOINT MANUFACTURED HOUSING
                  SERIES 1999-5 (CLASS A2)
 21,000,000        7.080%, 02/15/18 ...................       AAA         21,362
                 GREEN TREE HOME EQUITY LOAN TRUST
                  SERIES 1999-A (CLASS A2)
  9,000,000        5.780%, 02/15/14 ...................       AAA          8,963
                 GREEN TREE HOME EQUITY LOAN TRUST
                  SERIES 1998-C (CLASS A3)
 18,612,994        6.180%, 07/15/29 ...................       AAA         18,603
                 NAVISTAR FINANCIAL CORP OWNER TRUST
                  SERIES 2000-A (CLASS A4)
 16,750,000        7.340%, 01/15/07 ...................       AAA         17,295
                 NEWCOURT EQUIPMENT TRUST SECURITIES
                  SERIES 1999-1 (CLASS A4)
 23,500,000        7.180%, 10/20/05 ...................       AAA         24,036
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2000-KS4 (CLASS AI6)
 11,000,000       7.440%, 09/25/31 ....................       AAA         11,216
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2000-KSI (CLASS AI3)
 12,000,000        7.740%, 10/25/25 ...................       AAA         12,154
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2000-KS5 (CLASS AI3)
  7,000,000        7.040%, 05/25/26 ...................       AAA          7,085
                 RESIDENTIAL ASSET SECURITIIES CORP
                  SERIES 1999-KSC2 (CLASS AI9)
  3,300,000        7.150%, 07/25/30 ...................       AAA          3,390
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 1999-KS3 (CLASS AI3)
 12,000,000        7.180%, 01/25/25 ...................       AAA         12,160
                 SAXON ASSET SECURITIES TRUST
                  SERIES 1999-3 (CLASS AF6)
  5,000,000        7.530%, 06/25/14 ...................       AAA          5,141
                 VANDERBILT MORTGAGE FINANCE
                  SERIES 1999-D (CLASS 1A2)
  7,500,000        6.820%, 08/07/12 ...................       AAA          7,607
                                                                    ------------
                TOTAL ASSET BACKED                                       195,953
                                                                    ------------
   CONSUMER CYCLICAL--3.55%
                 CSC HOLDINGS, INC NOTE
  2,150,000        8.130%, 08/15/09 ...................       BA2          2,191
                 CLEAR CHANNEL COMMUNICATION
                  (SR NOTE)
  5,000,000        7.250%, 09/15/03 ...................      BAA3          5,038
                 DAIMLER-CHRYSLER NA HOLDINGS
                  (MEDIUM TERM NOTE)
 13,500,000        6.670%, 02/15/02 ...................        A1         13,437
 11,500,000        6.840%, 10/15/02 ...................        A1         11,493
                 FORD MOTOR CO NOTE
  5,000,000        7.450%, 07/16/31 ...................        A1          4,628
                 FORD MOTOR CREDIT CO
 10,000,000        7.600%, 08/01/05 ...................        A2         10,285
                 GENERAL MOTORS CORP NOTE
  5,000,000        6.380%, 05/01/08 ...................        A2          4,766
  5,000,000        6.750%, 05/01/28 ...................        A2          4,363
                 TIME WARNER, INC NOTE
 10,000,000        8.110%, 08/15/06 ...................       BA1         10,705
                 TIME WARNER, INC (PASS-THRU CERT)
 10,000,000     g  6.100%, 12/30/01 ...................      BAA3          9,954
                 TIME WARNER, INC DEB
  5,915,000        9.130%, 01/15/13 ...................      BAA3          6,875

----------
+ As provided by Moody's Investors Services (Unaudited)

14  o  2000 CREF Annual Report SEE NOTES TO FINANCIAL STATEMENTS

       STATEMENT OF INVESTMENTS - BOND MARKET ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------
  PRINCIPAL                                              RATINGS+    VALUE (000)
  ---------                                              --------    ----------
CONSUMER CYCLICAL--(CONTINUED)
                 UNILEVER NV CAPITAL CORP
                  (GUARANTEE NOTE)
$ 8,000,000        6.880%, 11/01/05 ...................        A1   $      8,259
  6,500,000        7.130%, 11/01/10 ...................        A1          6,809
                 WAL-MART STORES NOTE
  5,000,000        7.550%, 02/15/30 ...................       AA2          5,537
                 WALT DISNEY CO (SR NOTE)
 11,000,000        5.130%, 12/15/03 ...................        A2         10,757
                                                                    ------------
                 TOTAL CONSUMER CYCLICAL ..............                  115,097
                                                                    ------------
CONSUMER NON-CYCLICAL--0.49%
                 DIAGEO CAPITAL PLC
                  (GUARANTEE NOTE)
  5,000,000        6.630%, 06/24/04 ...................        A1          5,046
                 PROCTER & GAMBLE CO NOTE
  5,000,000        5.250%, 09/15/03 ...................       AA2          4,930
  5,000,000        8.000%, 10/26/29 ...................       AA2          5,771
                                                                    ------------
                 TOTAL CONSUMER NON-CYCLICAL ..........                   15,747
                                                                    ------------
ENERGY--2.63%
                 ALBERTA ENERGY CO LTD NOTE
  6,000,000     e  8.130%, 09/15/30 ...................      BAA1          6,404
                 AMERADA HESS CORP DEB
  5,000,000        7.880%, 10/01/29 ...................      BAA1          5,242
                 BAKER HUGHS, INC (SR NOTE)
  5,000,000        6.250%, 01/15/09 ...................        A2          4,934
                 COASTAL CORP (SR NOTE)
 11,490,000        10.000%, 02/01/01 ..................      BAA2         11,513
  8,100,000        7.500%, 08/15/06 ...................      BAA2          8,444
                 CONOCO, INC (SR NOTE)
  9,250,000        5.900%, 04/15/04 ...................        A3          9,185
 10,000,000        6.950%, 04/15/29 ...................        A3          9,743
                 ENRON CORP NOTE
  5,000,000     g  8.000%, 08/15/05 ...................      BAA1          5,317
                 K N ENERGY, INC (SR NOTE)
  6,000,000        6.450%, 11/30/01 ...................      BAA2          5,984
                 NORSK HYDRO A/S DEB
  5,000,000        7.150%, 01/15/29 ...................        A2          4,820
                 OCCIDENTAL PETROLEUM (SR NOTES)
  5,000,000        8.450%, 02/15/29 ...................      BAA3          5,507
                 PHILLIPS PETE NOTE
  4,000,000        8.500%, 05/25/05 ...................      BAA2          4,327
                 WILLIAMS COS, INC NOTE
  4,000,000        6.200%, 08/01/02 ...................      BAA2          3,985
                                                                    ------------
                 TOTAL ENERGY .........................                   85,405
                                                                    ------------
FINANCIAL SERVICES--5.35%
                 ABBEY NATIONAL PLC DEB
  5,000,000        7.950%, 10/26/29 ...................       AA2          5,287
                 ALLSTATE CORP (SR NOTE)
  5,000,000        7.200%, 12/01/09 ...................        A1          5,161
                 ASSOCIATED P & C HOLDINGS, INC
                  (SR NOTE)
  5,000,000        6.750%, 07/15/03 ...................      BAA1          5,052
                 BANK OF AMERICA CORP (SR NOTE)
  5,000,000        7.130%, 09/15/06 ...................       AA2          5,133
  3,000,000        7.800%, 02/15/10 ...................       AA3          3,122
                 BANK ONE CORP (SUB NOTE)
  8,000,000        7.880%, 08/01/10 ...................        A1          8,334
                 BELLSOUTH CAPITAL FUNDING
  4,000,000        7.880%, 02/15/30 ...................       AA3          4,124
                 CAITHNESS COSO FUND CORP NOTE
  2,460,637     g  6.800%, 12/15/01 ...................       BA1          2,443
                 CITIGROUP, INC (SUB NOTE)
 10,000,000        7.450%, 06/06/02 ...................       AA2         10,185
 14,000,000        7.250%, 10/01/10 ...................       AA3         14,480
                 E.I. DU PONT DE NEMOURS
  5,000,000        6.500%, 01/15/28 ...................       AA3          4,633
                 FIRST UNION CORP NOTE
  5,000,000        7.550%, 08/18/05 ...................        A1          5,156
                 FLEET BOSTON CORP (SUB NOTE)
  5,000,000     e  7.380%, 12/01/09 ...................        A3          5,152
                 GENERAL MOTORS ACCEPTANCE CORP
  5,000,000        7.480%, 02/28/03 ...................        A2          5,102
 10,000,000        7.500%, 07/15/05 ...................        A2         10,288
                 GOLDMAN SACHS AND CO
  5,000,000        6.650%, 05/15/09 ...................        A1          4,871
                 HOUSEHOLD FINANCE CO
  5,000,000        6.880%, 03/01/03 ...................        A2          5,050
  5,000,000        5.880%, 02/01/09 ...................        A2          4,595
                 INTERAMERICAN DEVELOPMENT
  5,000,000     e  7.380%, 01/15/10 ...................       AAA          5,463
                 MERRILL LYNCH & CO NOTE
  3,000,000        6.880%, 11/15/18 ...................       AA3          2,816
                 MORGAN STANLEY DEAN WITTER
 10,000,000        7.130%, 01/15/03 ...................       AA3         10,179
  5,000,000        7.750%, 06/15/05 ...................       AA3          5,261
                 NORWEST FINANCIAL, INC (SR NOTE)
  5,000,000        6.700%, 09/22/04 ...................       AA3          5,059
                 QWEST CAPITAL FUNDING
  7,000,000        7.900%, 08/15/10 ...................      BAA1          7,279
                 ROYAL BANK OF SCOTLAND GROUP
  5,500,000        6.400%, 04/01/09 ...................        A1          5,338
                 SUNTRUST BANK ATLANTA
  6,480,000        7.250%, 09/15/06 ...................        A1          6,659
                 U.S. WEST CAPITAL FUNDING, INC
                  (GUARANTEE NOTE)
  7,800,000        6.130%, 07/15/02 ...................        A3          7,731
  5,000,000     g  6.750%, 12/01/05 ...................        A1          5,050
                 VERIZON GLOBAL FUNDING CORP
  1,500,000     g  7.250%, 12/01/10 ...................        A1          1,531
  3,000,000     g  7.750%, 12/01/30 ...................        A1          3,075
                                                                    ------------
                 TOTAL FINANCIAL SERVICES .............                  173,609
                                                                    ------------
HEALTH CARE--0.61%
                 ELI LILLY &CONOTE
  5,000,000        7.130%, 06/01/25 ...................       AA3          5,194
                 JOHNSON & JOHNSON CO
  5,000,000        6.950%, 09/01/29 ...................       AAA          5,196
                 MERCK & CO, INC DEB
  5,000,000        6.400%, 03/01/28 ...................       AAA          4,848
  5,000,000        5.950%, 12/01/28 ...................       AAA          4,563
                                                                    ------------
                 TOTAL HEALTH CARE ....................                   19,801
                                                                    ------------
OTHER--0.31%
                 UNITED TECHNOLOGIES CORP DEB
  9,500,000     e  7.500%, 09/15/29 ...................        A2         10,140
                                                                    ------------
                 TOTAL OTHER ..........................                   10,140
                                                                    ------------
----------
+ As provided by Moody's Investors Services (Unaudited)

                SEE NOTES TO FINANCIAL STATEMENTS 2000 CREF Annual Report  o  15

       STATEMENT OF INVESTMENTS - BOND MARKET ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------
  PRINCIPAL                                              RATINGS+    VALUE (000)
  ---------                                              --------    ----------
OTHER MORTGAGE BACKED SECURITIES--1.93%
                 BANC OF AMERICA COMMERCIAL
                  MORTGAGE SERIES 2000-2 (CLASS A2)
$ 15,000,000       7.200%, 05/15/10 ...................       AAA       $ 15,705
                 CS FIRST BOSTON MORTGAGE
                  SECURITIES CORP SERIES 1997-C2
                  (CLASS A2)
   13,690,00       6.520%, 07/17/07 ...................       AAA         13,858
                 GENERAL ELECTRIC CAPITAL
                  COMMERCIAL MORTGAGE
                  CORP SERIES 2000-1 (CLASS A2)
  15,000,000       6.500%, 12/15/10 ...................       AAA         14,995
                 LB-UBS COMMERCIAL MORTGAGE TRUST
                  SERIES 2000-C5 (CLASS A1)
  18,000,000       6.410%, 01/15/10 ...................       AAA         18,171
                                                                    ------------
                                                                          62,729
                                                                    ------------
PRODUCER DURABLES--0.45%
                 CATERPILLAR, INC DEB
   4,788,000       9.750%, 06/01/19 ...................        A2          5,002
                 GENERAL ELECTRIC CAPITAL
    9,500,00       6.650%, 09/03/02 ...................       AAA          9,598
                                                                    ------------
                TOTAL PRODUCER DURABLES ...............                   14,600
                                                                    ------------
TRANSPORTATION--0.63%
                 BURLINGTON NORTHERN SANTA FE DEB
   5,000,000       7.130%, 12/15/10 ...................      BAA2          5,083
                 CONTINENTAL AIRLINES
   3,500,000       7.710%, 04/02/21 ...................       AA3          3,657
                 UNION PACIFIC CORP NOTE
   4,400,000       7.600%, 05/01/05 ...................      BAA3          4,581
                 UNITED AIRLINES
   7,000,000       7.190%, 04/01/11 ...................       AA2          7,140
                                                                    ------------
                TOTAL TRANSPORTATION ..................                   20,461
                                                                    ------------
UTILITIES--5.38%
                 ALABAMA POWER CO (SR NOTE)
   5,000,000        7.130%, 08/15/04 ..................        A2          5,099
                  AT&T CORP
  10,000,000        6.000%, 03/15/09 ..................        A1          8,945
                  BELLSOUTH TELECOMMUNICATION NOTE
   5,000,000        6.500%, 06/15/05 ..................       AAA          5,012
                  BRITISH TELECOM PLC
   5,000,000        8.130%, 12/15/10 ..................        A2          5,055
                  CLEVELAND ELECTRIC
   5,000,000        6.860%, 10/01/08 ..................      BAA3          4,939
                  CONSOLIDATED EDISON NOTE
   5,000,000        6.380%, 04/01/03 ..................        A1          5,015
                  CONSUMERS ENERGY CO DEB
   5,000,000        6.200%, 05/01/03 ..................      BAA3          4,886
                  DPL, INC
   5,000,000        8.250%, 03/01/07 ..................      BAA1          5,203
                  EL PASO ELECTRIC CO
                   (FIRST MORTGAGE BOND)
   5,000,000        8.900%, 02/01/06 ..................      BAA3          5,390
                  EL PASO ENERGY CORP
   3,000,000     e  6.950%, 12/15/07 ..................      BAA2          3,004
   5,000,000        8.050%, 10/15/30 ..................      BAA2          5,262
                  FLORIDA POWER & LIGHT
   5,000,000        6.880%, 12/01/05 ..................       AA3          5,124
                  GENERAL ELECTRIC CAPTIAL CORP
                   (MEDIUM TERM NOTE)
  10,000,000        5.650%, 03/31/03 ..................       AAA          9,923
   5,000,000        7.380%, 01/19/10 ..................       AAA          5,398
                  GEORGIA POWER CO (SR NOTE)
  10,000,000       5.500%, 12/01/05 ...................       A2           9,632
                  GTE CALIFORNIA
   5,000,000        7.650%, 03/15/07 ..................        A2          5,239
                  JONES INTERCABLE, INC (SR NOTE)
  12,500,000        9.630%, 03/15/02 ..................      BAA3         12,890
                  LENFEST COMMUNICATIONS (SUB NOTE)
   5,000,000        8.250%, 02/15/08 ..................      BAA3          5,304
                  MONONGAHELA POWER CO
                   (FIRST MORTGAGE BOND)
   3,000,000        8.630%, 11/01/21 ..................        A1          3,142
                  NATIONAL RURAL UTILITIES TRUST
   5,000,000        5.000%, 10/01/02 ..................       AA3          4,920
                  NIAGARA MOHAWK POWER
                   (FIRST MORTGAGE BOND)
   4,500,000        5.880%, 09/01/02 ..................      BAA2          4,448
                  NISOURCE FINANCE CORP
   5,000,000        7.880%, 11/15/10 ..................      BAA2          5,230
                  OHIO EDISON CO
   8,700,000        7.380%, 09/15/02 ..................      BAA1          8,825
                  PUGET SOUND ENERGY, INC (SR NOTE)
   5,000,000        7.020%, 12/01/27 ..................      BAA1          4,609
                  SOUTHERN ENERGY
   5,000,000     g  7.900%, 07/15/09 ..................      BAA2          5,042
                  SPRINT CAPITAL CORP (GUARANTEE NOTE)
  12,500,000        7.630%, 06/10/02 ..................      BAA1         12,534
   5,500,000        6.880%, 11/15/28 ..................      BAA1          4,447
                  TELEFONICA EUROPE BV
   5,000,000     e  8.250%, 09/15/30 ..................        A2          4,993
                  WORLDCOM, INC
   5,000,000     g  7.380%, 01/15/06 ..................        A3          5,028
                                                                    ------------
                  TOTAL UTILITIES .....................                  174,538
                                                                    ------------
                  TOTAL CORPORATE BONDS
                    (COST $905,017) ...................                  915,558
                                                                   ------------
GOVERNMENT BONDS--69.95%
  AGENCY SECURITIES--8.03%
                  FEDERAL HOME LOAN MORTGAGE
                   CORP (FHLMC)
   3,000,000        7.100%, 04/10/07 ..................       AAA          3,192
  86,500,000        5.750%, 04/15/08 ..................       AAA         85,527
                  FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION (FNMA)
 124,700,000    e   6.375%, 10/15/02 ..................       AAA        126,317
   5,000,000        6.850%, 09/12/05 ..................       AAA          4,986
  15,000,000    e   7.130%, 03/15/07 ..................       AAA         16,013
  21,430,000        7.250%, 05/15/30 ..................       AAA         24,390
                                                                    ------------
                                                                         260,425
                                                                    ------------
FOREIGN GOVERNMENT BONDS--2.29%
                  BRITISH COLUMBIA NOTE
  13,000,000        5.380%, 10/29/08 ..................       AA2         12,449
                  CANADA GOVERNMENT
   5,500,000        6.750%, 08/28/06 ..................       AA2          5,750
                  ONTARIO ELECTRICITY FINANCIAL
   5,000,000        6.100%, 01/30/08 ..................       AA3          4,974
                  ONTARIO PROVINCE CANADA
  10,000,000        7.380%, 01/27/03 ..................       AA3         10,307
  13,400,000     e  7.000%, 08/04/05 ..................       AA3         13,975
                  UNITED MEXICAN STATES NOTE
   5,000,000     e  8.500%, 02/01/06 ..................      BAA3          5,050
   2,000,000     e  9.880%, 02/01/10 ..................      BAA3          2,152

----------
+ As provided by Moody's Investors Services (Unaudited)

16  o  2000 CREF Annual Report        SEE NOTES TO FINANCIAL STATEMENTS

       STATEMENT OF INVESTMENTS - BOND MARKET ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------
  PRINCIPAL                                              RATINGS+    VALUE (000)
  ---------                                              -------     ----------
FOREIGN GOVERNMENT BONDS--(CONTINUED)
                 QUEBEC PROVINCE CANADA
$  3,500,000       7.000%, 01/30/07 ...................        A2   $      3,634
  10,000,000       7.500%, 09/15/29 ...................        A2         10,672
                 REPUBLIC OF KOREA
   5,000,000    e  8.880%, 04/15/08 ...................      BAA2          5,385
                                                                    ------------
                                                                          74,348
                                                                    ------------
OTHER GOVERNMENT BONDS--0.67%
                 TENNESSEE VALLEY AUTHORITY
  19,380,000       7.130%, 05/01/30 ...................       AAA         21,630
                                                                    ------------
                                                                          21,630
                                                                    ------------
MORTGAGE BACKED SECURITIES--38.53%
                  FEDERAL HOME LOAN MORTGAGE
                   CORP GOLD (FGLMC)
   8,704,563    d 6.500%, 01/01/29 ..............................         8,596
  68,680,838    d 6.500%, 02/01/29 ..............................        67,822
  83,040,955    d 6.500%, 09/01/29 ..............................        81,951
  88,500,000    h 7.000%, 01/25/30 ..............................        88,694
  70,250,000    h 8.000%, 01/25/30 ..............................        72,028
   9,009,091      8.500%, 05/01/30 ..............................         9,302
   9,656,422      8.500%, 08/01/30 ..............................         9,970
  29,772,870      7.000%, 10/01/20 ..............................        30,005
  48,250,000    h 6.500%, 02/25/30 ..............................        47,617
 100,100,000    h 7.500%, 01/25/31 ..............................       101,633
                  FEDERAL HOME LOAN MORTGAGE
                   CORP (FHLMC)
   2,059,628      7.000%, 09/01/10 ..............................         2,087
   3,756,273      6.000%, 04/01/11 ..............................         3,729
   9,924,818      7.000%, 07/01/13 ..............................        10,033
   1,569,480      7.000%, 05/01/23 ..............................         1,579
   7,774,797      6.500%, 06/01/29 ..............................         7,673
     212,065      8.500%, 09/01/30 ..............................           219
                  FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION (FNMA)
     800,189      7.500%, 08/01/01 ..............................           798
   1,757,549      6.000%, 12/01/02 ..............................         1,744
     853,508      6.000%, 12/01/08 ..............................           850
   8,287,419      6.500%, 05/01/09 ..............................         8,337
   1,865,053      7.500%, 11/01/10 ..............................         1,909
   1,258,438      8.000%, 06/01/11 ..............................         1,296
     321,984      8.000%, 07/01/11 ..............................           332
  45,650,813    d 6.000%, 12/01/13 ..............................        45,094
  44,500,000    h 6.500%, 01/25/15 ..............................        44,486
  77,750,000    h 7.000%, 01/25/15 ..............................        78,576
   3,969,064      7.500%, 02/01/15 ..............................         4,053
  17,044,665      7.500%, 04/01/15 ..............................        17,407
     894,735      6.500%, 02/01/16 ..............................           884
     867,322      6.500%, 03/01/16 ..............................           858
     980,318      6.500%, 04/01/16 ..............................           982
  15,004,036      6.000%, 01/01/19 ..............................        14,682
   1,689,108      6.000%, 02/01/19 ..............................         1,653
   5,152,862      8.000%, 03/01/23 ..............................         5,324
   8,842,060      8.000%, 07/01/24 ..............................         9,099
   1,561,095      9.000%, 11/01/25 ..............................         1,617
  10,114,863    d 6.500%, 10/01/28 ..............................         9,982
  35,285,374      6.500%, 02/01/29 ..............................        34,822
  12,999,831      6.500%, 03/01/29 ..............................        12,829
 149,000,000    h 7.000%, 01/25/30 ..............................       149,232
  21,353,449      8.500%, 05/01/30 ..............................        22,001
  28,046,519      8.500%, 08/01/30 ..............................        28,958
                 GOVERNMENT NATIONAL MORTGAGE
                   ASSOCIATION (GNMA)
     146,325      8.500%, 10/15/09 ..............................           151
     555,757      8.500%, 12/15/09 ..............................           573
   1,930,930      9.000%, 12/15/09 ..............................         2,015
     605,219      8.500%, 01/15/10 ..............................           625
      84,948      9.000%, 06/15/16 ..............................            90
     108,102      9.000%, 08/15/16 ..............................           114
     281,792      9.000%, 09/15/16 ..............................           297
      51,634      9.000%, 10/15/16 ..............................            54
      99,710      9.000%, 11/15/16 ..............................           105
     315,527      9.000%, 12/15/16 ..............................           333
   1,366,628      9.500%, 12/15/16 ..............................         1,456
     102,290      9.000%, 07/15/17 ..............................           108
     147,185      9.000%, 06/15/20 ..............................           155
   4,598,671      6.500%, 09/15/23 ..............................         4,569
   2,877,671      6.500%, 01/15/24 ..............................         2,859
   1,802,604      6.500%, 03/15/24 ..............................         1,790
  11,640,956    d 6.500%, 05/15/24 ..............................        11,561
   1,498,513      8.000%, 06/15/24 ..............................         1,541
   3,757,263      6.500%, 09/15/24 ..............................         3,731
  53,000,000    h 7.500%, 01/20/30 ..............................        53,911
  27,536,319      8.500%, 09/20/30 ..............................        28,328
  61,879,635      8.500%, 10/20/30 ..............................        63,659
  15,686,179      8.500%, 11/20/30 ..............................        16,137
  14,099,824      8.500%, 12/20/30 ..............................        14,505
                                                                   ------------
                                                                      1,249,410
                                                                    ------------
U.S. TREASURY SECURITIES--20.43%
                 U.S.TREASURY BOND
  50,000,000      8.880%, 02/15/19 ..............................        68,711
  33,575,000      7.130%, 02/15/23 ..............................        40,007
   7,050,000    e 6.130%, 08/15/29 ..............................         7,668
  37,200,000    e 6.250%, 05/15/30 ..............................        41,501
                 U.S. TREASURY INFLATION INDEXED
  64,565,671  e,l 3.380%, 01/15/07 ..............................        63,335
  37,043,776      l3.630%, 01/15/08 .............................        36,760
                 U.S.TREASURY NOTE
   8,200,000   e  5.500%, 01/31/03 ..............................         8,250
  21,820,000   e  6.750%, 05/15/05 ..............................        23,245
  15,000,000   e  6.880%, 05/15/06 ..............................        16,226
  22,128,296      4.250%, 01/15/10 ..............................        22,993
  32,000,000   e  11.750%, 02/15/10 .............................        39,444
 213,095,000   e  5.750%, 08/15/10 ..............................       223,317
                 U.S.TREASURY STRIP
 231,450,000      0.000%, 11/15/21 ..............................        71,127
                                                                    ------------
                                                                         662,584
                                                                    ------------
                 TOTAL GOVERNMENT BONDS
                   (Cost $ 2,209,567) ............................     2,268,397
                                                                    ------------
                 TOTAL BONDS
                   (Cost $ 3,114,584) ............................     3,183,955
                                                                    ------------
SHORT TERM INVESTMENTS--31.58%
 COMMERCIAL PAPER--20.69%
                 ALUMINUM CO OF AMERICA
  30,000,000   d  6.510%, 01/16/01 ...............................        29,913
                 BELLSOUTH CAPITAL FUNDING CORP
   3,685,000   c  6.500%, 01/04/01 ...............................         3,682
   9,990,000   c  6.500%, 01/17/01 ...............................         9,959
                 CATERPILLAR FINANCIAL SERVICES CORP
  50,000,000      6.570%, 01/02/01 ...............................        49,982
                 CIESCO LP
  25,600,000  c,d 6.550%, 01/03/01 ...............................        25,586
  11,500,000    d 6.600%, 01/04/01 ...............................        11,492
                 COCA-COLA ENTERPRISES, INC
   5,995,000  c,d 6.540%, 01/12/01 ...............................         5,982

----------
+ As provided by Moody's Investors Services (Unaudited)

         SEE NOTES TO FINANCIAL STATEMENTS        2000 CREF Annual Report  o  17

       STATEMENT OF INVESTMENTS - BOND MARKET ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------
  PRINCIPAL                                              RATINGS+    VALUE (000)
  ---------                                              -------     ----------
 COMMERCIAL PAPER--(CONTINUED)
                 CONAGRA, INC
$ 25,000,000     d 7.500%, 01/08/01 ..............................  $     24,955
                 CORPORATE ASSET FUNDING CORP, IN.
 12,473,000      c 6.600%, 01/03/01 ..............................        12,466
                 COX COMMUNICATIONS, INC
 23,869,000    c,d 7.500%, 01/12/01 ..............................        23,803
                 DELPHI AUTOMOTIVE SYSTEMS CORP
 29,700,000    c,d 7.470%, 01/10/01 ..............................        29,633
 20,300,000    c,d 7.470%, 01/12/01 ..............................        20,244
                 ENTERPRISE FUNDING CORP
  7,536,000    c,d 6.650%, 01/05/01 ..............................         7,529
                 EQUILON ENTERPRISES LLC
  1,890,000        6.520%, 01/02/01 ..............................         1,889
                 GOLDMAN SACHS AND CO
  9,000,000      d 6.550%, 01/12/01 ..............................         8,980
                 GOVCO, INC
 34,710,000      c 6.530%, 01/25/01 ..............................        34,553
                 HARLEY-DAVIDSON FUNDING CORP
 15,000,000      c 6.630%, 01/05/01 ..............................        14,986
  9,800,000      c 6.630%, 01/11/01 ..............................         9,780
                 INGERSOLL RAND CO
  8,000,000      c 7.400%, 01/16/01 ..............................         7,971
                 MCI WORLDCOM, INC
 14,137,000      c 7.450%, 01/16/01 ..............................        14,085
 10,000,000    c,d 7.550%, 01/16/01 ..............................         9,963
                 MORGAN STANLEY DEAN WITTER
 25,000,000        6.650%, 01/03/01 ..............................        24,986
                 PARK AVENUE RECEIVABLES CORP
 48,110,000    c,d 6.620%, 01/03/01 ..............................        48,084
                 PFIZER, INC
 50,000,000    c,d 6.510%, 01/11/01 ..............................        49,899
                 PRAXAIR, INC
 25,000,000      d 7.580%, 01/16/01 ..............................        24,908
                 RECEIVABLES CAPITAL CORP
 12,000,000    c,d 6.660%, 01/04/01 ..............................        11,991
  2,000,000      c 6.630%, 01/16/01 ..............................         1,994
                 SALOMON BROTHERS
 35,000,000      d 6.550%, 01/16/01 ..............................        34,897
                 VENTURES BUSINESS TRUST
 50,000,000    c,d 6.630%, 01/05/01 ..............................        49,954
                 VERIZON GLOBAL FUNDING
 14,900,000      d 6.600%, 01/11/01 ..............................        14,870
                 VERIZON NETWORK FUNDING CORP
 10,500,000        6.590%, 01/05/01 ..............................        10,490
  8,500,000      d 6.600%, 01/16/01 ..............................         8,475
                 VODAFONE AIRTOUCH PLC
  7,888,000      c 6.550%, 01/02/01 ..............................         7,885
 25,000,000    c,d 6.550%, 01/16/01 ..............................        24,931
                                                                    ------------
                                                                         670,797
                                                                    ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--10.89%
 COMMERCIAL PAPER
                 Associates Corp NA
 15,000,000        6.631%, 01/19/01 ..............................        14,952
                 J.P. Morgan & Co
  4,779,938        6.602%, 02/02/01 ..............................         4,753

REPURCHASE AGREEMENTS
                 Credit Suisse First Boston, 6.550%
                   DATED12/29/00, DUE01/02/01 IN THE AMOUNT OF
                   $25,017,945 (FULLY COLLATERALIZED BY HIGH
                    GRADE DEBT OBLIGATIONS:
 25,000,000           TOTAL MARKET VALUE $26,250,328) ............        25,000
                 JP MORGAN SECURITIES, INC, 6.450% DATED 12/29/00,
                    DUE 01/02/01 IN THE AMOUNT OF $88,522,528
                    (FULLY COLLATERALIZED BY U.S. GOVERNMENT AND
                    AGENCY SECURITIES:
 88,460,000           TOTAL MARKET VALUE $90,229,246) ............        88,460

TIME DEPOSITS
                 Abbey National Bank (London)
 25,000,000       6.670%, 01/02/01 ...............................       25,000
                 ABN AMRO Holdings (Copenhagen)
 25,000,000        6.660%, 01/08/01 ..............................       25,000
                 Bank of Nova Scotia (London)
 25,000,000        6.660%, 01/24/01 ..............................       25,000
                 Barclays Bank Plc (London)
 25,000,000        6.640%, 01/02/01 ..............................       25,000
                 Commerzbank Ltd (Frankfurt)
 25,000,000        6.650%, 01/29/01 ..............................       25,000
                 DResdner Bank (Frankfurt)
 25,000,000        6.660%, 01/08/01 ..............................       25,000
                 Morgan Guaranty Trust Co (Toronto)
 25,000,000        6.650%, 01/04/01 ..............................       25,000
                 National Westminster Bank Plc (London)
 25,000,000        6.660%, 01/08/01 ..............................       25,000
                 Royal Bank of Canada (Cayman)
 20,000,000        6.560%, 02/01/01 ..............................       20,000
                                                                    ------------
                                                                        353,165
                                                                    ------------
                 TOTAL SHORT TERM INVESTMENTS
                   (Cost $1,024,128) .............................    1,023,962
                                                                    ------------
                 TOTAL PORTFOLIO--129.76%
                   (Cost $4,138,712) .............................    4,207,917
                 OTHER ASSETS & LIABILITIES, NET--(29.76)% .......     (965,141)
                                                                    ------------
                 NET ASSETS--100.00% .............................   $3,242,776
                                                                    ===========

----------
c Commercial paper issued under the Private Placement exemption under Section
  4(2) of the Securities Act of 1933.
d All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e All or a portion of these securities are out on loan.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified buyers. At December 31, 2000, the value of these securities amounted to $37,440,363 or 1.15% of net assets
h These securities were purchased on a delayed delivery basis.
l Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.


18  o  2000 CREF Annual Report        SEE NOTES TO FINANCIAL STATEMENTS

      STATEMENT OF INVESTMENTS - SOCIAL CHOICE ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------
  PRINCIPAL                                              RATINGS+    VALUE (000)
  ---------                                              -------     ----------
BONDS--39.87%
  CORPORATE BONDS--11.79%
   ASSET BACKED--2.29%
                 CAPITAL ONE MASTER TRUST
                  SERIES 2000-2 (CLASS A)
$ 10,000,000       7.200%, 08/15/08 ...................       AAA   $     10,474
                 CHASE MANHATTAN AUTO OWNER
                  TRUST SERIES 2000-A (CLASS A4)
 10,000,000        6.260%, 06/15/07 ...................       AAA         10,108
                 CONSECO FINANCE SECURITIZATIONS
                  CORP SERIES 2000-1 (CLASS A2)
 16,500,000        7.190%, 05/01/31 ...................       AAA         16,675
                 CITIBANK CREDIT CARD MASTER TRUST
                  SERIES 1997-2 (CLASS B)
  3,000,000        6.700%, 02/15/04 ...................        A1          3,013
                 FLEETWOOD CREDIT GRANTOR TRUST
                  SERIES 1993-B  (CLASS A)
  1,115,134        4.950%, 08/15/08 ...................       AAA          1,101
                 FIRST U.S.A. CREDIT CARD MASTER
                  TRUST SERIES 1998-9 (CLASS A)
 12,000,000        5.280%, 09/18/06 ...................       AAA         11,809
                 GREENPOINT MANUFACTURED HOUSING
                  SERIES 1999-1 (CLASS A2)
 16,250,000        6.010%, 08/15/15 ...................       AAA         16,214
                 HOUSEHOLD AUTOMOTIVE TRUST
                  SERIES 2000-2 (CLASS A3)
  4,500,000        7.340%, 11/17/04 ...................       AAA          4,618
                 MBNA MASTER CREDIT CARD TRUST
                  SERIES 2000-I (CLASS A)
 12,000,000        6.900%, 01/15/08 ...................       AAA         12,405
                 MBNA MASTER CREDIT CARD TRUST
                  SERIES 1999-M (CLASS A)
  2,500,000        6.600%, 04/16/07 ...................       AAA          2,554
                 NATIONSCREDIT GRANTOR TRUST
                  SERIES 1997-2 (CLASS A1)
  1,701,513        6.350%, 04/15/14 ...................       AAA          1,705
                 NATIONSBANK CREDIT CARD MASTER
                  TRUST SERIES 1993-2 (CLASS B)
  7,000,000        6.250%, 12/15/05 ...................        A2          6,998
                                                                    ------------
                 TOTAL ASSET BACKED ...................                   97,674
                                                                    ------------
CONSUMER CYCLICAL--1.49%
                 A.H. BELO CORP DEB
  5,000,000        7.250%, 09/15/27 ...................      BAA3          4,114
                 CLEAR CHANNEL COMMUNICATION
                  (SR NOTE)
  5,500,000        7.250%, 09/15/03 ...................      BAA3          5,542
  6,000,000     e  7.650%, 09/15/10 ...................      BAA3          6,055
                 DILLARDS, INC NOTE
  5,000,000        5.790%, 11/15/01 ...................      BAA1          4,620
                 FEDERATED DEPT STORE NOTE
  6,000,000        6.300%, 04/01/09 ...................      BAA2          5,338
                 MCDONALD'S CORP NOTE
 10,000,000        6.000%, 06/23/02 ...................       AA2          9,981
                 SEARS ROEBUCK ACCEPTANCE CORP
                  (MEDIUM TERM NOTE)
  5,000,000        6.990%, 09/30/02 ...................        A2          5,025
                 TIME WARNER, INC DEB
  5,000,000        9.125%, 01/15/13 ...................      BAA3          5,812
                 VIACOM, INC (GAURANTEE NOTE)
  5,000,000        7.700%, 07/30/10 ...................      BAA1          5,237
                 WAL-MART STORES NOTE
  6,275,000        8.000%, 09/15/06 ...................       AA2          6,874
                 WALT DISNEY CO NOTE
  5,000,000        5.250%, 11/10/03 ...................        A2          4,911
                                                                    ------------
                 TOTAL CONSUMER CYCLICAL ..............                   63,509
                                                                    ------------
CONSUMER NON-CYCLICAL--0.38%
                 ALBERTSONS, INC
  7,720,000        7.450%, 08/01/29 ...................        A2          6,920
                 COCA-COLA ENTERPRISES NOTE
  5,000,000   e,g  7.125%, 09/30/09 ...................        A2          5,218
                 SAFEWAY, INC NOTE
  4,000,000        7.000%, 09/15/02 ...................      BAA2          4,038
                                                                    ------------
                 TOTAL CONSUMER NON-CYCLICAL ..........                   16,176
                                                                    ------------
ENERGY--1.18%
                 BURLINGTON RESOURCES
  5,000,000        7.375%, 03/01/29 ...................        A3          5,007
                 CONSOLIDATED NATURAL GAS NOTE
  5,000,000        7.250%, 10/01/04 ...................        A2          5,133
                 EL PASO ENERGY CORP
  5,000,000        6.750%, 05/15/09 ...................      BAA2          4,949
                 EL PASO NATURAL GAS CO NOTE
  5,000,000        6.750%, 11/15/03 ...................      BAA2          5,043
                 HALLIBURTON CO
  5,000,000        8.750%, 02/15/21 ...................       AA3          5,722
                 SONAT, INC NOTE
  5,000,000        6.750%, 10/01/07 ...................      BAA1          4,969
                 TRANSCONTINENTAL GAS
  5,000,000        6.125%, 01/15/05 ...................       BA1          4,939
                 UNION PACIFIC RESOURCES NOTE
  5,515,000        6.750%, 05/15/08 ...................      BAA1          5,557
                 WILLIAMS COS, INC NOTE
  4,000,000        6.200%, 08/01/02 ...................      BAA2          3,985
  5,000,000        7.625%, 07/15/19 ...................      BAA2          4,948
                                                                    ------------
                 TOTAL ENERGY .........................                   50,252
                                                                    ------------
FINANCIAL SERVICES--3.01%
                 ALLSTATE CORP  (SR NOTE)
  4,500,000        7.875%, 05/01/05 ...................        A1          4,775
                 ARISTAR, INC (SR NOTE)
  5,000,000        5.850%, 01/27/04 ...................        A3          4,902
                 ASSOCIATES CORP NA (SR NOTE)
  5,000,000        6.250%, 11/01/08 ...................       AA3          4,845
                 BANK ONE CORP  (SUB NOTE)
  4,000,000        7.625%, 08/01/05 ...................       AA3          4,142
  5,000,000     e  7.875%, 08/01/10 ...................        A1          5,208
                 BANKBOSTON NA (SUB NOTE)
  4,000,000        6.375%, 04/15/08 ...................        A2          3,878
                 CITIGROUP, INC (SUB NOTE)
  5,000,000        7.250%, 10/01/10 ...................       AA3          5,171
  5,000,000        7.875%, 05/15/25 ...................       AA2          5,259
                 FIRST UNION CORP (SUB NOTE)
 10,000,000        6.300%, 04/15/08 ...................        A2          9,559
                 FLEET BOSTON CORP (SUB NOTE)
  5,000,000        7.375%, 12/01/09 ...................        A3          5,152
                 GOLDMAN SACHS GROUP, INC DEB
  5,000,000        7.625%, 08/17/05 ...................        A1          5,213
                 HOUSEHOLD FINANCE CORP NOTE
  5,000,000        8.000%, 05/09/05 ...................        A2          5,243
                 HOUSEHOLD FINANCE CORP NOTE
  9,000,000        7.000%, 08/01/03 ...................        A2          9,084

----------
+ As provided by Moody's Investors Services (Unaudited)

         SEE NOTES TO FINANCIAL STATEMENTS        2000 CREF Annual Report  o  19

      STATEMENT OF INVESTMENTS - SOCIAL CHOICE ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------
  PRINCIPAL                                              RATINGS+    VALUE (000)
  ---------                                              -------     ----------
FINANCIAL SERVICES--(CONTINUED)
                 INTERNATIONAL LEASE FINANCE CORP NOTE
$ 5,000,000        5.950%, 06/01/01 ...................        A1   $      4,998
                 MERRILL LYNCH & CO NOTE
  5,000,000        6.875%, 11/15/18 ...................       AA3          4,694
                 MORGAN STANLEY DEAN WITTER, INC
                  (SR NOTE)
 10,000,000        5.625%, 04/12/02 ...................       AA3          9,938
                 NATIONSBANK (SUB NOTE)
 10,000,000        6.875%, 02/15/05 ...................       AA3         10,138
                 PNC FUNDING CORP (GUARANTEE NOTE)
  5,600,000        7.500%, 11/01/09 ...................        A3          5,787
                 SALOMON SMITH BARNEY
                  HOLDINGS NOTE
  5,000,000        6.375%, 10/01/04 ...................       AA3          4,989
                 VERIZON GLOBAL FUNDING CORP NOTE
  5,000,000     g  6.750%, 12/01/05 ...................        A1          5,050
                 WELLS FARGO FINANCIAL (SR NOTE)
  5,000,000     e  7.000%, 11/01/05 ...................       AA2          5,136
                 WELLS FARGO & CO (SR NOTE)
  5,000,000     e  7.250%, 08/24/05 ...................       AA2          5,186
                                                                    ------------
                 TOTAL FINANCIAL SERVICES .............                  128,347
                                                                    ------------
HEALTH CARE--0.46%
                 ELI LILLY & CO NOTE
  5,000,000        7.125%, 06/01/25 ...................       AA3          5,194
                 JOHNSON & JOHNSON CO DEB
  9,215,000        6.950%, 09/01/29 ...................       AAA          9,575
                 MERCK & CO, INC DEB
  5,440,000        5.950%, 12/01/28 ...................       AAA          4,964
                                                                    ------------
                 TOTAL HEALTH CARE ....................                   19,733
                                                                    ------------
OTHER MORTAGE BACKED SECURITIES--0.95%
                 BEAR STEARNS COMMERCIAL
                  MORTGAGE SECURITIES
                  SERIES 2000-WF2 (CLASS A1)
 10,963,686        7.110%, 09/15/09 ...................       AAA         11,386
                 BEAR STEARNS COMMERCIAL
                  MORTGAGE SECURITIES
                  SERIES 1999-WF2 (CLASS A2)
  4,000,000        7.080%, 06/15/09 ...................       AAA          4,166
                 CHASE MANHATTAN BANK-FIRST
                  UNION NATIONAL
                  SERIES 1999-1 (CLASS A1)
 13,107,132        7.134%, 07/15/07 ...................       AAA         13,572
                 SALOMON BROTHERS MORTGAGE
                  SECURITIES SERIES 2000-C3
                  (CLASS A2)
 11,250,000        6.592%, 10/18/10 ...................       AAA         11,326
                                                                    ------------
                                                                          40,450
                                                                    ------------
PRODUCER DURABLES--0.13%
                 EMERSON ELECTRIC CO
  5,000,000        7.875%, 06/01/05 ...................       AA1          5,361
                                                                    ------------
                 TOTAL PRODUCER DURABLES ..............                    5,361
                                                                    ------------
TECHNOLOGY--0.42%
                 ELECTRONIC DATA SYSTEMS NOTE
  4,000,000        6.850%, 10/15/04 ...................        A1          4,068
  5,500,000        7.450%, 10/15/29 ...................        A1          5,557
                 HEWLETT-PACKARD CO
  3,500,000        7.150%, 06/15/05 ...................       AA2          3,605
                 IBMDEB
  5,000,000        6.500%, 01/15/28 ...................        A1          4,556
                                                                    ------------
                 TOTAL TECHNOLOGY .....................                   17,786
                                                                    ------------
TRANSPORTATION--0.29%
                 DELTA AIRLINES, INC SERIES 1992-B1
                  (PASS-THRU CERT)
  2,107,966        8.270%, 09/23/07 ...................      BAA1          2,120
                 DELTA AIRLINES, INC DEB
  4,650,140        8.950%, 01/12/12 ...................      BAA1          4,940
                 NORFOLK SOUTHERN
  5,000,000        7.800%, 05/15/27 ...................      BAA1          5,102
                                                                    ------------
                 TOTAL TRANSPORTATION .................                   12,162
                                                                    ------------
UTILITIES--1.19%
                 BELLSOUTH TELECOMMUNICATIONS
                  NOTE
  8,000,000        6.000%, 06/15/02 ...................       AAA          7,936
                 NEW ENGLAND TELEPHONE
                  &TELEGRAPH
  5,000,000        7.650%, 06/15/07 ...................       AA2          5,240
                 NEW YORK TELEPHONE CO DEB
  7,000,000        9.375%, 07/15/31 ...................        A2          7,467
                 NISOURCE FINANCE CORP
  5,000,000     g  7.500%, 11/15/03 ...................      BAA2          5,073
                 SPRINT CAPITAL CORP
                  (GUARANTEE NOTE)
 10,000,000        7.625%, 06/10/02 ...................      BAA1         10,027
  2,000,000        5.875%, 05/01/04 ...................      BAA1          1,921
 10,000,000        6.875%, 11/15/28 ...................      BAA1          8,086
                 WORLDCOM, INC NOTE
  5,000,000     g  7.375%, 01/15/06 ...................        A3          5,028
                                                                    ------------
                 TOTAL UTILITIES ......................                   50,778
                                                                    ------------
                 TOTAL CORPORATE BONDS
                   (Cost $493,994) ....................                  502,228
                                                                    ------------
GOVERNMENT BONDS--28.08%
  AGENCY SECURITIES--3.60%
                 FEDERAL HOME LOAN
                  MORTGAGE CORP (FHLMC)
  6,000,000        6.250%, 07/15/04 ...................       AAA          6,106
 23,000,000     e  5.750%, 04/15/08 ...................       AAA         22,741
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
 81,500,000     e  6.375%, 10/15/02 ...................       AAA         82,557
 10,000,000     e  7.125%, 03/15/07 ...................       AAA         10,675
 27,460,000        7.250%, 05/15/30 ...................       AAA         31,253
                                                                    ------------
                                                                         153,332
                                                                    ------------
FOREIGN GOVERNMENT BONDS--0.76%
                 ALBERTA PROVINCE CANADA
 10,000,000        4.875%, 10/29/03                           AA2          9,716
                 ONTARIO PROVINCE CANADA
  5,000,000        7.625%, 06/22/04                           AA3          5,268
                 QUEBEC PROVINCE CANADA
  5,500,000        7.000%, 01/30/07                            A2          5,711
 11,000,000        7.500%, 09/15/29                            A2         11,739
                                                                    ------------
                                                                          32,434
                                                                    ------------
----------
+ As provided by Moody's Investors Services (Unaudited)

20  o  2000 CREF Annual Report        SEE NOTES TO FINANCIAL STATEMENTS

      STATEMENT OF INVESTMENTS - SOCIAL CHOICE ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------
  PRINCIPAL                                                          VALUE (000)
  ---------                                                          ----------
MORTGAGE BACKED SECURITIES--17.60%
                 FEDERAL HOME LOAN MORTGAGE
                  CORP GOLD (FGLMC)
$12,680,850        6.500%, 01/01/29 ..............................  $     12,522
 14,899,238      d 6.500%, 03/01/29 ..............................        14,704
 51,765,969      d 6.500%, 09/01/29 ..............................        51,086
104,000,000      h 7.000%, 01/25/30 ..............................       104,228
 46,000,000      h 7.500%, 01/25/30 ..............................        46,704
 50,000,000      h 8.000%, 01/25/30 ..............................        51,266
  3,770,453        8.500%, 05/01/30 ..............................         3,893
  5,930,924        8.500%, 08/01/30 ..............................         6,124
 18,592,685      d 8.500%, 08/01/30 ..............................        19,197
 24,810,726      d 7.000%, 10/01/20 ..............................        25,004
 36,500,000      h 6.500%, 02/25/30 ..............................        36,021
                 FEDERAL HOME LOAN MORTGAGE CORP
                  (FHLMC)
  2,568,327        6.000%, 03/01/11 ..............................         2,554
    628,164        7.000%, 05/01/23 ..............................           632
 40,566,009      d 6.500%, 06/01/29 ..............................        40,033
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
  1,757,549        6.000%, 12/01/02 ..............................         1,744
    102,417        8.500%, 02/01/05 ..............................           103
    682,850        7.500%, 06/01/11 ..............................           698
    491,665        8.000%, 06/01/11 ..............................           506
    643,963        8.000%, 07/01/11 ..............................           663
    113,810        7.500%, 08/01/11 ..............................           116
    221,643        7.500%, 09/01/11 ..............................           227
    611,683        7.500%, 10/01/11 ..............................           626
  4,792,355        7.000%, 04/01/12 ..............................         4,849
  3,169,148        6.500%, 09/01/12 ..............................         3,173
 20,961,356      d 6.000%, 12/01/13 ..............................        20,706
    117,879        8.500%, 11/01/14 ..............................           122
 15,000,000      h 6.500%, 01/25/15 ..............................        14,995
 51,575,000      h 7.000%, 01/25/15 ..............................        52,123
  7,647,882        6.000%, 01/01/19 ..............................         7,484
  7,237,156        6.000%, 02/01/19 ..............................         7,082
  1,413,214        8.000%, 03/01/23 ..............................         1,460
  2,446,301      d 8.000%, 07/01/24 ..............................         2,517
 73,900,000      h 7.000%, 01/25/30 ..............................        74,015
  8,683,231        8.500%, 05/01/30 ..............................         8,946
                 GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION (GNMA)
    217,458        8.500%, 09/15/09 ..............................           224
    253,938        8.500%, 10/15/09 ..............................           262
    105,898        8.500%, 12/15/09 ..............................           109
  1,866,959        9.000%, 12/15/09 ..............................         1,948
  1,558,593      d 9.000%, 12/15/17 ..............................         1,644
    131,577        9.000%, 03/15/20 ..............................           139
     72,940        9.000%, 08/15/20 ..............................            77
  1,454,769      d 8.000%, 06/15/22 ..............................         1,498
    654,261        6.500%, 08/15/23 ..............................           650
    389,900        6.500%, 09/15/23 ..............................           387
  9,976,420      d 6.500%, 12/15/28 ..............................         9,864
 47,500,000      h 7.500%, 01/20/30 ..............................        48,317
 66,599,270        8.500%, 10/20/30 ..............................        68,514
                                                                    ------------
                                                                         749,756
                                                                    ------------
U.S. TREASURY SECURITIES--6.12%
                 U.S.TREASURY BOND
 10,000,000      e 8.125%, 08/15/19 ..............................        12,927
 39,023,000      d 7.125%, 02/15/23 ..............................        46,498
    200,000        6.125%, 08/15/29 ..............................           218
 15,800,000    d,e 6.250%, 05/15/30 ..............................        17,627
                 U.S. TREASURY INFLATION INDEXED
 22,565,043    e,l 3.375%, 01/15/07 ..............................        22,135
                 U.S. TREASURY NOTE
 56,875,000      e 5.750%, 08/15/10 ..............................        59,603
  5,500,000      e 6.750%, 05/15/05 ..............................         5,859
 10,000,000        6.875%, 05/15/06 ..............................        10,817
 20,267,038        4.250%, 01/15/10 ..............................        21,059
 15,000,000        11.750%, 02/15/10 .............................        18,497
                 U.S. TREASURY STRIP
147,800,000        0.000%, 11/15/21 ..............................       45,420
                                                                    ------------
                                                                         260,660
                                                                    ------------
                 TOTAL GOVERNMENT BONDS
                   (Cost $1,166,704) .............................     1,196,182
                                                                    ------------
                 TOTAL BONDS
                   (Cost $1,660,698) .............................     1,698,410
                                                                    ------------
   SHARES
   ------
COMMON STOCK--59.60%
  BASIC INDUSTRIES--1.27%
    189,200        AIR PRODUCTS & CHEMICALS, INC .................         7,757
    165,152      * BIRMINGHAM STEEL CORP .........................           165
     57,000        CABOT CORP ....................................         1,503
     15,987      * CABOT MICROELECTRONICS CORP ...................           830
    353,400        CROWN CORK & SEAL CO, INC .....................         2,628
     93,000        ECOLAB, INC ...................................         4,016
     13,000        FLEETWOOD ENTERPRISES, INC ....................           137
     19,150        FULLER (H.B.) CO ..............................           756
    224,300        MASCO CORP ....................................         5,762
      9,100        NCH CORP ......................................           346
    127,000        NUCOR CORP ....................................         5,040
     89,150        POLYONE CORP ..................................           524
    189,000        PPG INDUSTRIES, INC ...........................         8,753
     71,962        SCHULMAN (A.), INC ............................           828
     86,200        SIGMA ALDRICH CORP ............................         3,389
    138,050        SONOCO PRODUCTS CO ............................         2,985
    482,317      * STORA ENSO OYJ (SPONS ADR) ....................         5,667
     39,100        WD-40 CO ......................................           760
    272,050        WORTHINGTON INDUSTRIES, INC ...................         2,193
                                                                    ------------
                   TOTAL BASIC INDUSTRIES ........................        54,039
                                                                    ------------
CONSUMER CYCLICAL--5.00%
      5,902      * ABERCROMBIE & FITCH CO (CLASS A) ..............           118
      1,000      * AMERCO ........................................            20
    135,496      * AT & T CORP - LIBERTY MEDIA (CLASS A) .........         1,838
     24,100        BANDAG, INC ...................................           978
    138,700      * CLEAR CHANNEL COMMUNICATIONS, INC .............         6,718
    102,200        DARDEN RESTAURANTS, INC .......................         2,338
    334,100        DELPHI AUTOMOTIVE SYSTEMS CORP ................         3,759
    591,225        DISNEY (WALT) CO ..............................        17,109
     41,000        DOW JONES & CO, INC ...........................         2,322
     62,400      e FEDERAL-MOGUL CORP ............................           144
      1,000      * FEDERATED DEPARTMENT STORES, INC ..............            35
    155,300        GANNETT CO, INC ...............................         9,794
    182,330        GAP, INC ......................................         4,649
    191,850        GENUINE PARTS CO ..............................         5,024
     44,500        GRACO, INC ....................................         1,841
    148,600      * K MART CORP ...................................           789
     11,300        KNIGHT-RIDDER, INC ............................           643
     20,900      * KOHL'S CORP ...................................         1,275
     14,400        LIMITED, INC ..................................           246
     15,800        LIZ CLAIBORNE, INC ............................           658
     50,400        MAY DEPARTMENT STORES CO ......................         1,651
    473,800        MCDONALD'S CORP ...............................        16,109
    148,100        MCGRAW HILL COS, INC ..........................         8,682
     19,300        MODINE MANUFACTURING CO .......................           400

         SEE NOTES TO FINANCIAL STATEMENTS        2000 CREF Annual Report  o  21

      STATEMENT OF INVESTMENTS - SOCIAL CHOICE ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
CONSUMER CYCLICAL--(CONTINUED)
     42,200        NEW YORK TIMES CO (CLASS A) ...................  $      1,691
     92,700        NIKE, INC (CLASS B) ...........................         5,174
     59,200        OMNICOM GROUP, INC ............................         4,906
     60,200        PENNEY, (J.C.) CO, INC ........................           655
     20,600        ROUSE CO ......................................           525
    104,800        SEARS ROEBUCK & CO ............................         3,642
    260,400        SYSCO CORP ....................................         7,812
    136,800        TARGET CORP ...................................         4,412
    357,407        TIME WARNER, INC ..............................        18,671
     43,363        TRIBUNE CO ....................................         1,832
     15,700        V.F. CORP .....................................           569
    391,044      * VIACOM, INC (CLASS B) .........................        18,281
  1,033,200        WAL-MART STORES, INC ..........................        54,889
     63,400        WHIRLPOOL CORP ................................         3,023
                                                                    ------------
                   TOTAL CONSUMER CYCLICAL .......................       213,222
                                                                    ------------
CONSUMER NON-CYCLICAL--6.04%
    136,058        ALBERTSON'S, INC ..............................         3,606
     96,700        AVON PRODUCTS, INC ............................         4,630
     35,500      * BEST BUY CO, INC ..............................         1,049
    179,100        CAMPBELL SOUP CO ..............................         6,201
    122,200        CLOROX CO .....................................         4,338
    648,600        COCA COLA CO ..................................        39,524
     96,100        COCA COLA ENTERPRISES, INC ....................         1,826
    227,900        COLGATE PALMOLIVE CO ..........................        14,711
     53,300      * COSTCO WHOLESALE CORP .........................         2,129
     84,176        CVS CORP ......................................         5,045
    143,600        GENERAL MILLS, INC ............................         6,399
    303,000        GILLETTE CO ...................................        10,946
     72,150        HASBRO, INC ...................................           767
    179,450        HEINZ (H.J.) CO ...............................         8,513
     67,700        HERSHEY FOODS CORP ............................         4,358
    562,050        HOME DEPOT, INC ...............................        25,679
     62,500        INTERNATIONAL FLAVORS & FRAGRANCES, INC .......         1,270
    163,700        KELLOGG CO ....................................         4,297
    159,800      * KROGER CO .....................................         4,325
     71,400        LOWE'S COS, INC ...............................         3,177
    215,291        MATTEL, INC ...................................         3,109
      5,800        MCCORMICK & CO, INC (NON-VOTE) ................           209
    165,283        NEWELL RUBBERMAID, INC ........................         3,760
    418,200        PEPSICO, INC ..................................        20,727
    410,400        PROCTER & GAMBLE CO ...........................        32,191
     60,600        QUAKER OATS CO ................................         5,901
     39,194        RADIOSHACK CORP ...............................         1,678
     24,500        RALSTON PURINA CO .............................           640
    110,800      * SAFEWAY, INC ..................................         6,925
     45,950      * TOYS `R' US, INC ..............................           767
    174,714        UNILEVER NV (NEW YORK SHS) ....................        10,996
     21,790      * VLASIC FOODS INTERNATIONAL, INC ...............             5
    277,900        WALGREEN CO ...................................        11,620
     58,400        WHITMAN CORP ..................................           956
     53,400        WRIGLEY (WM) JR CO ............................         5,116
                                                                    ------------
                   TOTAL CONSUMER NON-CYCLICAL ...................       257,390
                                                                    ------------
ENERGY--2.33%
    182,069        ANADARKO PETROLEUM CORP .......................        12,941
    115,300        APACHE CORP ...................................         8,078
    188,200        BAKER HUGHES, INC .............................         7,822
     32,200      * BJ'S SERVICES CO ..............................         2,218
    215,700        BURLINGTON RESOURCES, INC .....................        10,893
     78,836        DEVON ENERGY CORP (NEW) .......................         4,807
    109,575      * GRANT PRIDECO, INC ............................         2,404
    216,500        HALLIBURTON CO ................................         7,848
    121,700        HELMERICH & PAYNE, INC ........................         5,340
     94,100        MITCHELL ENERGY & DEVELOPMENT CORP (CLASS A) ..         5,764
    138,500        MURPHY OIL CORP ...............................         8,371
     81,000      * NABORS INDUSTRIES, INC ........................         4,791
     76,247        NOBLE AFFILIATES, INC .........................         3,507
     60,566      * NOBLE DRILLING CORP ...........................         2,631
     76,300      * PARKER DRILLING CO ............................           386
     81,700      * ROWAN COS, INC ................................         2,206
     25,500      * SMITH INTERNATIONAL, INC ......................         1,901
    118,617        TRANSOCEAN SEDCO FOREX, INC ...................         5,456
     42,875      * WEATHERFORD INTERNATIONAL, INC ................         2,026
                                                                    ------------
                   TOTAL ENERGY ..................................        99,390
                                                                    ------------
FINANCIAL SERVICES--12.60%
      1,400        ADVANTA CORP (CLASS A) ........................            12
     73,688        AEGON NV ARS ..................................         3,053
     52,700        AFLAC, INC ....................................         3,804
    255,306        ALLSTATE CORP .................................        11,122
    478,600        AMERICAN EXPRESS CO ...........................        26,293
    152,800        AMERICAN GENERAL CORP .........................        12,453
    656,094        AMERICAN INTERNATIONAL GROUP, INC .............        64,666
    544,448        BANK OF AMERICA CORP ..........................        24,977
    211,786        BANK OF NEW YORK CO, INC ......................        11,688
    332,967        BANK ONE CORP .................................        12,195
      1,900        BEAR STEARNS COS, INC .........................            96
     41,100        CAPITAL ONE FINANCIAL CORP ....................         2,705
     49,700        CHUBB CORP ....................................         4,299
  1,378,274        CITIGROUP, INC ................................        70,378
     10,500      * CNA FINANCIAL CORP ............................           407
     56,053      e CONSECO, INC ..................................           739
     27,700        CRESCENT REAL ESTATE EQUITIES CO ..............           616
     18,400        EQUITY OFFICE PROPERTIES TRUST ................           600
    231,700        FHLMC .........................................        15,958
    102,050        FIFTH THIRD BANCORP ...........................         6,097
    357,052        FIRST UNION CORP ..............................         9,931
    209,100        FIRSTAR CORP ..................................         4,862
    251,034        FLEETBOSTON FINANCIAL CORP ....................         9,429
    362,100        FNMA ..........................................        31,412
     16,369      * GARTNER GROUP, INC (CLASS B) ..................           104
    232,235        HOUSEHOLD INTERNATIONAL, INC ..................        12,773
     18,200        JEFFERSON-PILOT CORP ..........................         1,360
    457,964        JP MORGAN CHASE & CO ..........................        30,113
     48,900        KEYCORP .......................................         1,369
    119,420        MARSH & MCLENNAN COS, INC .....................        13,972
    249,125        MBNA CORP .....................................         9,202
    112,700        MELLON FINANCIAL CORP .........................         5,543
    251,200        MERRILL LYNCH & CO, INC .......................        17,129
    308,696        MORGAN STANLEY DEAN WITTER & CO ...............        24,464
    182,213        NATIONAL CITY CORP ............................         5,239
     36,900        NORTHERN TRUST CORP ...........................         3,010
    104,600        PNC FINANCIAL SERVICES GROUP, INC .............         7,642
     73,600        PROVIDIAN FINANCIAL CORP ......................         4,232
      1,400        SAFECO CORP ...................................            46
    323,100        SCHWAB (CHARLES) CORP .........................         9,168
     11,300        SIMON PROPERTY GROUP, INC .....................           271
      7,100        ST. PAUL COS, INC .............................           386
     27,700        STATE STREET CORP .............................         3,441
     99,000        SUNTRUST BANKS, INC ...........................         6,237
      8,400        THE GOLDMAN SACHS GROUP, INC ..................           898
    203,462        U.S. BANCORP ..................................         5,939
     74,900        USA EDUCATION, INC ............................         5,093
     60,900        WACHOVIA CORP .................................         3,540
    138,916        WASHINGTON MUTUAL, INC ........................         7,371
     96,900        WEINGARTEN REALTY INVESTORS, INC ..............         4,239
    471,140        WELLS FARGO CO ................................        26,237
                                                                    ------------
                   TOTAL FINANCIAL SERVICES ......................       536,810
                                                                    ------------

22  o  2000 CREF Annual Report        SEE NOTES TO FINANCIAL STATEMENTS

      STATEMENT OF INVESTMENTS - SOCIAL CHOICE ACCOUNT - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
HEALTH CARE--8.81%
     14,000        AETNA, INC (NEW) ..............................  $        575
      2,235      * ALLERGAN SPECIALTY THERAPEUTICS, INC (CLASS A)             65
     57,400        ALLERGAN, INC .................................         5,557
    106,800      * ALZA CORP .....................................         4,539
    266,100      * AMGEN, INC ....................................        17,014
     49,900        APPLERA CORP (APPLIED BIOSYSTEMS GROUP) .......         4,694
     30,800        BAUSCH & LOMB, INC ............................         1,245
    122,200      * BAXTER INTERNATIONAL, INC .....................        10,792
    150,900        BECTON DICKINSON & CO .........................         5,225
     61,180        BERGEN BRUNSWIG CORP (CLASS A) ................           968
     80,250        BIOMET, INC ...................................         3,185
    118,800      * BOSTON SCIENTIFIC CORP ........................         1,626
    572,985        BRISTOL MYERS SQUIBB CO .......................        42,365
     84,700        CARDINAL HEALTH, INC ..........................         8,438
     69,200        CIGNA CORP ....................................         9,155
      5,980      * EDWARDS LIFESCIENCES CORP .....................           106
     21,300      * FOREST LABORATORIES, INC ......................         2,830
      8,630      * GENZYME CORP (BIOSURGERY DIVISION) ............            75
     20,000      * GENZYME CORP (GENERAL DIVISION) ...............         1,799
     16,076      * GENZYME-MOLECULAR ONCOLOGY ....................           148
    108,200      * GUIDANT CORP ..................................         5,836
    235,755        HCA-THE HEALTHCARE CO .........................        10,376
     28,600        HILLENBRAND INDUSTRIES, INC ...................         1,473
     18,500      * HUMANA, INC ...................................           282
    138,800        IMS HEALTH, INC ...............................         3,748
     24,700      * IVAX CORP .....................................           946
    425,800        JOHNSON & JOHNSON CO ..........................        44,736
     12,408      * LIFEPOINT HOSPITALS, INC ......................           622
    305,800        LILLY (ELI) & CO ..............................        28,459
     66,800        MCKESSON HBOC, INC ............................         2,397
    351,600        MEDTRONIC, INC ................................        21,228
    619,400        MERCK & CO, INC ...............................        57,991
     42,700        MYLAN LABORATORIES, INC .......................         1,076
    836,300        PFIZER, INC ...................................        38,470
     71,108        PHARMACIA CORP ................................         4,338
    403,400        SCHERING-PLOUGH CORP ..........................        22,893
     12,398      * ST. JUDE MEDICAL, INC .........................           762
      6,940      * SYNAVANT, INC .................................            33
    123,300        TENET HEALTHCARE CORP .........................         5,479
     12,408      * TRIAD HOSPITALS, INC ..........................           404
     57,800        UNITEDHEALTH GROUP, INC .......................         3,547
                                                                    ------------
                   TOTAL HEALTH CARE .............................       375,497
                                                                    ------------
OTHER--0.32%
        151      * BERKSHIRE HATHAWAY, INC (CLASS A) .............        10,721
         22      * BERKSHIRE HATHAWAY, INC (CLASS B) .............            52
     29,750      * DUN & BRADSTREET CORP (NEW) ...................           770
     59,100        MOODY'S CORP ..................................         1,518
     20,220      * R.H. DONNELLEY CORP ...........................           492
                                                                    ------------
                   TOTAL OTHER ...................................        13,553
                                                                    ------------
PRODUCER DURABLES--2.07%
     32,300        BALDOR ELECTRIC CO ............................           682
    131,500        COOPER INDUSTRIES, INC ........................         6,041
     31,300        CUMMINS ENGINE CO, INC ........................         1,187
    106,200        DEERE & CO ....................................         4,865
    224,300        EMERSON ELECTRIC CO ...........................        17,678
     66,200        GRAINGER (W.W.), INC ..........................         2,416
     99,700        HARLEY DAVIDSON, INC ..........................         3,963
    150,700        ILLINOIS TOOL WORKS, INC ......................         8,976
     89,900        INGERSOLL-RAND CO .............................         3,765
    253,922        MINNESOTA MINING & MANUFACTURING CO ...........        30,598
     35,400        NORDSON CORP ..................................           903
    137,200        PITNEY BOWES, INC .............................         4,545
     63,000        THOMAS & BETTS CORP ...........................         1,020
    293,900        XEROX CORP ....................................         1,359
                                                                    ------------
                   TOTAL PRODUCER DURABLES .......................        87,998
                                                                    ------------
TECHNOLOGY--13.61%
     68,200      * 3COM CORP .....................................           580
    188,900      * ADC TELECOMMUNICATIONS, INC ...................         3,424
    109,900      * ADVANCED MICRO DEVICES, INC ...................         1,518
     94,205      * AGILENT TECHNOLOGIES, INC .....................         5,158
    132,600      * ALTERA CORP ...................................         3,489
    532,400      * AMERICA ONLINE, INC ...........................        18,528
     63,700      * AMERICAN POWER CONVERSION CORP ................           788
    108,500      * ANALOG DEVICES, INC ...........................         5,554
     96,600      * APPLE COMPUTER, INC ...........................         1,437
    239,100      * APPLIED MATERIALS, INC ........................         9,131
    310,400        AUTOMATIC DATA PROCESSING, INC ................        19,652
     63,991      * AVAYA, INC ....................................           660
    131,800        AVERY DENNISON CORP ...........................         7,233
     48,800        AVNET, INC ....................................         1,049
     57,500      * BROADCOM CORP (CLASS A) .......................         4,830
  1,651,600      * CISCO SYSTEMS, INC ............................        63,174
    442,310        COMPAQ COMPUTER CORP ..........................         6,657
    126,625        COMPUTER ASSOCIATES INTERNATIONAL, INC ........         2,469
    231,000        CORNING, INC ..................................        12,200
    603,270      * DELL COMPUTER CORP ............................        10,520
     24,300        DELUXE CORP ...................................           614
     10,462        DIEBOLD, INC ..................................           349
    150,200        ELECTRONIC DATA SYSTEMS CORP ..................         8,674
    519,900      * EMC CORP ......................................        34,573
    104,400        FIRST DATA CORP ...............................         5,501
     82,700      * GATEWAY, INC ..................................         1,488
    501,200        HEWLETT-PACKARD CO ............................        15,819
     50,900        IKON OFFICE SOLUTIONS, INC ....................           127
      7,840      * IMATION CORP ..................................           122
  1,647,800        INTEL CORP ....................................        49,537
    445,100        INTERNATIONAL BUSINESS MACHINES CORP ..........        37,834
    105,200      * LSI LOGIC CORP ................................         1,798
    838,900        LUCENT TECHNOLOGIES, INC ......................        11,325
     12,900      * MERCURY INTERACTIVE CORP ......................         1,164
    161,592      * MICRON TECHNOLOGY, INC ........................         5,737
  1,218,900      * MICROSOFT CORP ................................        52,870
     81,512        MOLEX, INC ....................................         2,894
     86,400      * NATIONAL SEMICONDUCTOR CORP ...................         1,739
     70,900      * NETWORK APPLIANCE, INC ........................         4,551
    757,200        NORTEL NETWORKS CORP (U.S.) ...................        24,278
     82,200      * NOVELL, INC ...................................           429
  1,258,872      * ORACLE CORP ...................................        36,586
    136,254      * PALM, INC .....................................         3,858
    124,800        PAYCHEX, INC ..................................         6,068
    172,800      * QUALCOMM, INC .................................        14,202
     39,300      * SENSORMATIC ELECTRONICS CORP ..................           788
     91,400      * SIEBEL SYSTEMS, INC ...........................         6,181
    175,500      * SOLECTRON CORP ................................         5,949
    764,852      * SUN MICROSYSTEMS, INC .........................        21,320
    116,900      * TELLABS, INC ..................................         6,605
    472,100        TEXAS INSTRUMENTS, INC ........................        22,366
     89,900      * VERITAS SOFTWARE CORP .........................         7,866
     19,734      * VISHAY INTERTECHNOLOGY, INC ...................           298
    100,700      * XILINX, INC ...................................         4,645
    124,700      * YAHOO, INC ....................................         3,749
                                                                    ------------
                   TOTAL TECHNOLOGY ..............................       579,955
                                                                    ------------
TRANSPORTATION--0.51%
     16,000      * ALASKA AIR GROUP, INC .........................           476
     79,900      * AMR CORP ......................................         3,131
     59,400        ARNOLD INDUSTRIES, INC ........................         1,069
     37,600        DELTA AIRLINES, INC ...........................         1,887
     76,400      * FEDEX CORP ....................................         3,053
    338,100        NORFOLK SOUTHERN CORP .........................         4,501
      3,400        RYDER SYSTEM, INC .............................            57

         SEE NOTES TO FINANCIAL STATEMENTS        2000 CREF Annual Report  o  23

      STATEMENT OF INVESTMENTS - SOCIAL CHOICE ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------
   SHARES                                                            VALUE (000)
   ------                                                            ----------
TRANSPORTATION--(CONTINUED)
     51,239        SABRE HOLDINGS CORP ...........................  $     2,210
    149,343        SOUTHWEST AIRLINES CO .........................        5,007
      5,618      * U.S. AIRWAYS GROUP, INC .......................          228
      2,300        UAL CORP ......................................           90
                                                                    -----------
                   TOTAL TRANSPORTATION ..........................       21,709
                                                                    -----------
UTILITIES--7.04%
        500        AGL RESOURCES, INC ............................           11
     46,700        ALLTEL CORP ...................................        2,916
    925,509        AT & T CORP ...................................       16,023
    538,200        BELLSOUTH CORP ................................       22,033
      6,300      * COMCAST CORP (CLASS A) ........................          260
    207,700      * COMCAST CORP (CLASS A) SPECIAL ................        8,671
     94,890      * COX COMMUNICATIONS, INC (CLASS A) .............        4,418
    168,800        EL PASO ENERGY CORP ...........................       12,090
    336,900        ENRON CORP ....................................       28,005
     80,693        EQUITABLE RESOURCES, INC ......................        5,386
     35,400      * GLENAYRE TECHNOLOGIES, INC ....................          125
    162,100      * GLOBAL CROSSING LTD ...........................        2,320
    109,100        IDACORP, INC ..................................        5,353
    199,857        KEYSPAN CORP ..................................        8,469
     88,133        MCN ENERGY GROUP, INC .........................        2,440
     54,600        NATIONAL FUEL GAS CO ..........................        3,436
    125,600      * NEXTEL COMMUNICATIONS, INC (CLASS A) ..........        3,109
     87,700        NICOR, INC ....................................        3,788
    397,031        NISOURCE, INC .................................       12,200
     87,001      * NISOURCE, INC (SAILS) .........................          239
    260,400        OGE ENERGY CORP ...............................        6,364
     66,000        PEOPLES ENERGY CORP ...........................        2,954
    300,800        POTOMAC ELECTRIC POWER CO .....................        7,433
    273,300        PUGENT ENERGY, INC ............................        7,601
    287,834      * QWEST COMMUNICATIONS INTERNATIONAL, INC .......       11,801
    861,904        SBC COMMUNICATIONS, INC .......................       41,156
    291,295        SCOTTISH POWER PLC ADR ........................        8,830
    191,000        SPRINT CORP (FON GROUP) .......................        3,880
    156,800      * SPRINT CORP (PCS GROUP) .......................        3,205
    246,500        TECO ENERGY, INC ..............................        7,980
    666,764        VERIZON COMMUNICATIONS ........................       33,422
     87,505        VODAFONE GROUP PLC (SPON ADR) .................        3,134
    303,900        WILLIAMS COS, INC .............................       12,137
    609,113      * WORLDCOM, INC .................................        8,566
                                                                    -----------
                   TOTAL UTILITIES ...............................      299,755
                                                                    -----------
                   TOTAL COMMON STOCK
                    (Cost $1,584,683) ............................    2,539,318
                                                                    -----------
  PRINCIPAL
  ---------
SHORT-TERM INVESTMENTS--13.83%
  COMMERCIAL PAPER--9.63%
                 ALBERTSON'S, INC
$23,785,000     c 7.750%, 01/16/01 ...............................       23,717
                 BELLSOUTH CAPITAL FUNDING CORP
 50,000,000     c 6.530%, 01/05/01 ...............................       49,954
                 COX COMMUNICATIONS, INC
 25,600,000     c 7.500%, 01/04/01 ...............................       25,583
                 GILLETTE CO
  3,000,000     c 6.500%, 01/12/01 ...............................        2,993
                 GOLDMAN SACHS AND CO
 47,900,000     d 6.550%, 01/12/01 ...............................       47,794
                 JOHNSON & JOHNSON
 31,130,000       6.350%, 02/01/01 ...............................       30,952
                 PFIZER, INC
 30,000,000     c 6.510%, 01/11/01 ...............................       29,939
  6,250,000     c 6.500%, 01/17/01 ...............................        6,231
                 PRAXAIR, INC
 20,000,000     d 7.330%, 01/05/01 ...............................       19,982
                 SAFEWAY, INC
 21,031,000     c,d 7.100%, 01/11/01 .............................       20,989
                 SALOMON BROTHERS
 50,000,000     d 6.600%, 01/03/01 ...............................       49,972
                 SBC COMMUNICATIONS, INC
 18,700,000     c,d 6.520%, 01/04/01 .............................       18,686
 12,325,000     c,d 6.520%, 01/16/01 .............................       12,289
                 VERIZON NETWORK FUNDING CORP
 13,000,000     d 6.590%, 01/05/01 ...............................       12,988
 10,000,000     d 6.550%, 01/08/01 ...............................        9,985
                 VODAFONE AIRTOUCH PLC
 29,612,000     c 6.550%, 01/02/01 ...............................       29,601
                 WALT DISNEY CO
 18,627,000     d 6.350%, 01/16/01 ...............................       18,576
                                                                     -----------
                                                                        410,231
                                                                    -----------
U.S. GOVERNMENT AND AGENCY--0.44%
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
 18,855,000     d 6.420%, 01/09/01 ...............................       18,825
                                                                    -----------
                                                                         18,825
                                                                    -----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES
   LOANED--3.76%
   COMMERCIAL PAPER
                 Gannett CO
 16,000,000       6.622%, 01/19/01 ...............................       15,949
                 J.P. Morgan & Co
 20,220,062       6.602%, 02/02/01 ...............................       20,106

REPURCHASE AGREEMENTS
                 CREDIT SUISSE FIRST BOSTON, 6.550% DATED12/29/00,
                  DUE 01/02/01 IN THE AMOUNT OF $23,956,184 (FULLY
                  COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
 23,939,000       TOTAL MARKET VALUE $25,136,264) .................      23,939
                 JP MORGAN SECURITIES, INC, 6.450% DATED 12/29/00,
                  DUE 01/02/01 IN THE AMOUNT OF $75,053,014
                  (FULLY COLLATERALIZED BY U.S. GOVERNMENT AND
                  AGENCY SECURITIES:
 75,000,000        TOTAL MARKET VALUE $76,500,039) ...............       75,000

TIME DEPOSITS
                 Bank of America
 25,000,000       6.660%, 01/24/01 ...............................       25,000
                                                                    -----------
                                                                        159,994
                                                                    -----------
                 TOTAL SHORT TERM INVESTMENTS
                  (Cost $589,113) ................................      589,050
                                                                    -----------
                 TOTAL PORTFOLIO--113.30%
                   (Cost $3,834,494) .............................    4,826,778
                 OTHER ASSETS & LIABILITIES, NET--(13.30%) .......     (566,365)
                                                                    -----------
                 NET ASSETS--100.00% .............................   $4,260,413
                                                                    ===========

----------
* Non-income producing
c Commercial paper issued under the Private Placement exemption under Section
  4(2) of the Securities Act of 1933.
d All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e All or a portion of these securities are out on loan.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified buyers. At December 31, 2000, the value of these securities amounted to $20,368,750 or 0.48% of net assets.
h These securities were purchased on a delayed delivery basis.
l Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

----------
OTHER INFORMATION (UNAUDITED)
The composition of long-term debt holdings as a percentage of total value of investment in debt securities, is as follows:

                          MOODY'S RATING
                       AAA, AA, A      33.89%
                       BAA              6.33%
                       BA               0.29%

U.S. Government obligations represent 59.49% of the long-term debt portfolio value and are not note reflected in the above ratings.

24  o  2000 CREF Annual Report        SEE NOTES TO FINANCIAL STATEMENTS

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------
   SHARES                                                           VALUE (000)
   ------                                                           -----------
PREFERRED STOCK--0.01%
  BASIC INDUSTRIES--0.01%
      8,835        SEALED AIR CORP (CLASS A) .....................        $ 285
                                                                    -----------
                   TOTAL BASIC INDUSTRIES ........................          285
                                                                    -----------
CONSUMER CYCLICAL--0.00%
      6,303      * O'SULLIVAN INDUSTRIES HOLDINGS, INC ...........            3
                                                                    -----------
                   TOTAL CONSUMER CYCLICAL .......................            3
                                                                    -----------
HEALTH CARE--0.00%
     11,200      * FRESENIUS MEDICAL CARE HOLDINGS ...............            0
                                                                    -----------
                   TOTAL HEALTH CARE .............................            0
                                                                    -----------
OTHER--0.00%
      1,122        PREMIER FARNELL PLC CV ADR ....................           21
                                                                    -----------
                   TOTAL OTHER ...................................           21
                                                                    -----------
                   TOTAL PREFERRED STOCK
                    (Cost $455) ..................................          309
                                                                    -----------
COMMON STOCK--98.44%
  AEROSPACE AND DEFENSE--1.01%
     11,450        AAR CORP ......................................          145
      5,400      * ALLIANT TECHSYSTEMS, INC ......................          360
      6,500      * ARMOR HOLDINGS, INC ...........................          113
    340,252        BOEING CO .....................................       22,457
     37,300      * ECHOSTAR COMMUNICATIONS CORP (CLASS A) ........          849
     62,800        GENERAL DYNAMICS CORP .........................        4,898
    263,242      * GENERAL MOTORS CORP (CLASS H) .................        6,055
      3,100        HEICO CORP ....................................           48
      8,200      * HEXCEL CORP ...................................           73
      7,700        KAMAN CORP (CLASS A) ..........................          130
    143,814        LOCKHEED MARTIN CORP ..........................        4,882
      1,400      * MOOG, INC (CLASS A) ...........................           41
     18,500      * MOTIENT CORP ..................................           74
     27,440        NORTHROP GRUMMAN CORP .........................        2,278
     16,300      * ORBITAL SCIENCES CORP .........................           67
     11,010      * PANAMSAT CORP .................................          382
     11,600      * PEGASUS COMMUNICATIONS CORP ...................          299
     18,900        PERKINELMER, INC ..............................        1,985
     18,900        PRECISION CAST PARTS CORP .....................          795
     26,588        RAYTHEON CO (CLASS A) .........................          771
    105,200        RAYTHEON CO (CLASS B) .........................        3,268
     14,400      * REMEC, INC ....................................          139
     11,731      * TELEDYNE TECHNOLOGIES, INC ....................          277
      4,387      * TRIUMPH GROUP, INC ............................          180
                                                                    -----------
                   TOTAL AEROSPACE AND DEFENSE ...................       50,566
                                                                    -----------
  BASIC INDUSTRIES--3.12%
     87,711        AIR PRODUCTS & CHEMICALS, INC .................        3,596
     20,300      * AIRGAS, INC ...................................          138
     31,839        AK STEEL HOLDINGS CORP ........................          279
      6,984      * ALBANY INTERNATIONAL CORP (CLASS A) NEW                   94
     10,300        ALBEMARLE CORP ................................          255
    330,732        ALCOA, INC ....................................       11,080
     27,810        ALLEGHENY TECHNOLOGIES, INC ...................          441
     10,800        AMCOL INTERNATIONAL CORP ......................           51
     26,727      * AMERICAN STANDARD COS, INC ....................        1,318
     13,600        APTARGROUP, INC ...............................          400
      7,450        ARCH CHEMICALS, INC ...........................          132
     11,267        ARCH COAL, INC ................................          159
     13,800        ARMSTRONG HOLDINGS, INC .......................           28
     11,135        BALL CORP .....................................          513
     67,014      * BATTLE MOUNTAIN GOLD CO .......................          113
     18,613        BEMIS CO ......................................          625
     70,286      * BETHLEHEM STEEL CORP ..........................          123
     31,773        BLACK & DECKER CORP ...........................        1,247
     20,700        BOISE CASCADE CORP ............................          696
     19,169        BOWATER, INC ..................................        1,081
      6,300        BRUSH ENGINEERED MATERIALS, INC ...............          127
     10,200      * BUCKEYE TECHNOLOGIES, INC .....................          143
     40,000        CABOT CORP ....................................        1,055
     11,436      * CABOT MICROELECTRONICS CORP ...................          594
     15,600        CALGON CARBON CORP ............................           89
      9,582        CAMBREX CORP ..................................          434
     10,200        CARAUSTAR INDUSTRIES, INC .....................           96
     11,500        CARLISLE COS, INC .............................          494
      7,000        CARPENTER TECHNOLOGY CORP .....................          245
     27,800      * CELGENE CORP ..................................          904
      3,000        CENTEX CONSTRUCTION PRODUCTS, INC .............           82
     22,478        CENTEX CORP ...................................          844
        100        CENTURY ALUMINUM CO ...........................            1
     16,100      * CHAMPION ENTERPRISES, INC .....................           44
          4      * CHASE INDUSTRIES, INC .........................            0
      3,500        CHEMED CORP ...................................          118
      6,600        CHEMFIRST, INC ................................          146
      7,100        CHESAPEAKE CORP ...............................          146
      9,300        CLARCOR, INC ..................................          192
     37,720        CLAYTON HOMES, INC ............................          434
      4,200        CLEVELAND CLIFFS, INC .........................           91
     17,100      * COLLINS & AIKMAN CORP .........................           72
     14,644      * COMFORT SYSTEMS U.S.A., INC ...................           31
      5,100        COMMERCIAL METALS CO ..........................          113
      9,600        CONSOL ENERGY, INC ............................          268
     43,757        CROMPTON CORP .................................          459
      3,000      * CROSSMANN COMMUNITIES, INC ....................           63
     47,953        CROWN CORK & SEAL CO, INC .....................          357
     15,400      * CYTEC INDUSTRIES, INC .........................          615
     21,000      * DAL-TILE INTERNATIONAL, INC ...................          298
      6,233      * DEL WEBB CORP .................................          182
      5,757        DELTIC TIMBER CORP ............................          137
      8,500      * DIONEX CORP ...................................          293
    259,442        DOW CHEMICAL CO ...............................        9,502
    368,690        DU PONT (E.I.) DE NEMOURS & CO ................       17,812
     11,400      * EARTHSHELL CORP ...............................           15
     29,300        EASTMAN CHEMICAL CO ...........................        1,428
     42,300        ECOLAB, INC ...................................        1,827
      7,300        ELCOR CORP ....................................          123
      3,500      * EMCOR GROUP, INC ..............................           89
     21,715      * ENCOMPASS SERVICES CORP .......................          110
      6,000      * ENERGY CONVERSION DEVICES, INC ................          122
     48,800        ENGELHARD CORP ................................          994
     29,400        ETHYL CORP ....................................           42
     13,500        FERRO CORP ....................................          311
     12,200        FLEETWOOD ENTERPRISES, INC ....................          128
      6,600        FLORIDA ROCK INDUSTRIES, INC ..................          258
     28,952      * FLUOR CORP (NEW) ..............................          957
      9,600      * FMC CORP ......................................          688
     14,300        FOSTER WHEELER CORP ...........................           75
     17,692      * FREEPORT-MCMORAN COPPER &
                     GOLD, INC (CLASS A) .........................          146
     34,533      * FREEPORT-MCMORAN COPPER &
                     GOLD, INC (CLASS B) .........................          296
      5,047        FULLER (H.B.) CO ..............................          199
     19,400      * GAYLORD CONTAINER CORP (CLASS A) ..............           19
      4,034        GENTEK, INC ...................................           67
     12,600        GEORGIA GULF CORP .............................          215
     85,879        GEORGIA-PACIFIC CORP (PACKING GROUP) ..........        2,673
     30,600        GEORGIA-PACIFIC CORP (TIMBER GROUP) ...........          916
      2,700        GIBRALTAR STEEL CORP ..........................           47
      9,700        GLATFELTER (P.H.) CO ..........................          121
     37,268        GOODRICH (B.F.) CO ............................        1,356
     24,100      * GRACE W.R. & CO ...............................           77
      7,200        GRANITE CONSTRUCTION, INC .....................          208

        SEE NOTES TO FINANCIAL STATEMENTS        2000 CREF Annual Report  o  25

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------
   SHARES                                                           VALUE (000)
   ------                                                           -----------
BASIC INDUSTRIES--(CONTINUED)
     17,400        GREAT LAKES CHEMICAL CORP .....................  $       647
      2,200        GREIF BROTHERS CORP (CLASS A) .................           63
     41,000        HERCULES, INC .................................          782
     99,700        HOMESTAKE MINING CO ...........................          417
     21,473        HORTON (D.R.), INC ............................          525
     30,366        ICN PHARMACEUTICALS, INC ......................          932
     37,024        IMC GLOBAL, INC ...............................          576
      7,200      * INSITUFORM TECHNOLOGIES, INC (CLASS A) ........          287
      8,400      * INTEGRATED ELECTRICAL SERVICES, INC ...........           50
    183,127        INTERNATIONAL PAPER CO ........................        7,474
      5,700      * INTERNATIONAL SPECIALTY PRODUCTS, INC .........           38
        500        INTERPOOL, INC ................................            9
      7,600      * IVEX PACKAGING CORP ...........................           83
      8,600      * JACOBS ENGINEERING GROUP, INC .................          397
     13,500      * KAISER ALUMINUM CORP ..........................           50
     17,800        KAUFMAN & BROAD HOME CORP .....................          600
    204,170        KIMBERLY-CLARK CORP ...........................       14,433
     11,533        LAFARGE CORP ..................................          272
     18,578        LENNAR CORP ...................................          673
     14,600        LENNOX INTERNATIONAL, INC .....................          113
      1,000        LIQUI-BOX CORP ................................           37
      9,000      * LONE STAR TECHNOLOGIES, INC ...................          347
     19,700        LONGVIEW FIBRE CO .............................          266
     39,600        LOUISIANA PACIFIC CORP ........................          401
     41,400        LTV CORP ......................................           14
     19,895        LUBRIZOL CORP .................................          512
     29,900        LYONDELL CHEMICAL CO ..........................          458
      6,800        MACDERMID, INC ................................          129
     17,868        MARTIN MARIETTA MATERIALS, INC ................          756
    172,822        MASCO CORP ....................................        4,439
     28,952        MASSEY ENERGY CO ..............................          369
      6,600      * MATTSON TECHNOLOGY, INC .......................           68
      8,000        MDC HOLDINGS, INC .............................          264
     35,944        MEAD CORP .....................................        1,128
     15,200        METALS U.S.A., INC ............................           43
     23,202        METRIS COS, INC ...............................          611
     24,600        MILLENNIUM CHEMICAL, INC ......................          446
      7,700        MINERALS TECHNOLOGIES, INC ....................          263
      3,500      * MOBILE MINI, INC ..............................           81
     13,400      * MUELLER INDUSTRIES, INC .......................          359
     12,566        NATIONAL STEEL CORP (CLASS B) .................           15
        900        NCH CORP ......................................           34
      6,700      * NCI BUILDING SYSTEMS, INC .....................          126
     64,130        NEWMONT MINING CORP ...........................        1,094
      7,800        NL INDUSTRIES, INC ............................          189
      3,500      * NORTEK, INC ...................................           83
      9,300      * NS GROUP, INC .................................           88
     30,600        NUCOR CORP ....................................        1,214
      3,400      * NVR, INC ......................................          420
     16,800      * OAK TECHNOLOGY, INC ...........................          146
     11,400      * OAKLEY, INC ...................................          154
     14,600        OLIN CORP .....................................          323
      9,050        OM GROUP, INC .................................          494
     12,700        OMNOVA SOLUTIONS, INC .........................           76
     22,600      b OWENS CORNING CO ..............................           18
     54,800      * OWENS ILLINOIS, INC ...........................          312
     17,700      * PACKAGING CORP OF AMERICA .....................          285
     64,630      * PACTIV CORP ...................................          800
      8,750      * PALM HARBOR HOMES, INC ........................          138
      2,000        PENN ENGINEERING & MANUFACTURING CORP .........           71
      2,700        PENN VIRGINIA CORP ............................           90
     18,600        PENTAIR, INC ..................................          450
     30,113        PHELPS DODGE CORP .............................        1,681
     19,200      e PLUM CREEK TIMBER CO, INC .....................          499
     37,075        POLYONE CORP ..................................          218
      5,200        POPE & TALBOT, INC ............................           87
     10,800        POTLATCH CORP .................................          362
     65,600        PPG INDUSTRIES, INC ...........................        3,038
     60,550        PRAXAIR, INC ..................................        2,687
     11,500        PULTE CORP ....................................          485
      5,200        QUANEX CORP ...................................          105
     10,300        RAYONIER, INC .................................          410
      6,500        RELIANCE STEEL & ALUMINUM CO ..................          161
      6,500        ROCK-TENN CO (CLASS A) ........................           48
     38,348        ROHM & HAAS CO ................................        1,393
     39,037        RPM, INC ......................................          334
      7,100      * RTI INTERNATIONAL METALS, INC .................          102
      7,790        RYERSON TULL, INC .............................           64
      5,100        RYLAND GROUP, INC .............................          208
     16,775        SCHULMAN (A.), INC ............................          193
     14,000      * SCICLONE PHARMACEUTICALS, INC .................           56
     22,869      * SEALED AIR CORP ...............................          698
     13,400      * SHAW GROUP, INC ...............................          670
     52,131        SHERWIN-WILLIAMS CO ...........................        1,372
     30,880        SIGMA ALDRICH CORP ............................        1,214
      3,100      * SIMPSON MANUFACTURING CO, INC .................          158
      3,200        SKYLINE CORP ..................................           61
     49,727      * SMURFIT-STONE CONTAINER CORP ..................          743
     39,456        SOLUTIA, INC ..................................          473
     38,023        SONOCO PRODUCTS CO ............................          822
      8,300        SOUTHERN PERU COPPER CORP .....................          107
      5,800        SPARTECH CORP .................................          119
     11,500        ST. JOE CO ....................................          253
      9,015        STANDARD-PACIFIC CORP .........................          211
     30,900        STANLEY WORKS CO ..............................          964
     14,900      * STEEL DYNAMICS, INC ...........................          164
     14,750      * STILLWATER MINING CO ..........................          580
      3,200    b * STONE & WEBSTER, INC ..........................            4
     15,800      * TECHNE CORP ...................................          570
     17,434        TEMPLE-INLAND, INC ............................          935
      8,000        TEXAS INDUSTRIES, INC .........................          240
      7,800      * TOLL BROTHERS, INC ............................          319
      9,200        TREDEGAR CORP .................................          160
      2,100      * TREX CO, INC ..................................           53
     45,800        UNION CARBIDE CORP ............................        2,465
      2,700        UNIVERSAL FOREST PRODUCTS, INC ................           36
      2,500      * URS CORP ......................................           37
     32,700        USEC, INC .....................................          141
     16,800        USG CORP ......................................          378
     30,800        USX-US STEEL GROUP, INC .......................          554
     35,600        VULCAN MATERIALS CO ...........................        1,704
     12,684      * WASHINGTON GROUP INTERNATIONAL, INC ...........          104
      7,638        WATSCO, INC ...................................           88
     20,025        WAUSAU-MOSINEE PAPER CORP .....................          203
      5,000        WD-40 CO ......................................           97
     12,300        WELLMAN, INC ..................................          174
      4,724        WEST PHARMACEUTICAL SERVICES, INC .............          116
     38,350        WESTVACO CORP .................................        1,119
     83,597        WEYERHAEUSER CO ...............................        4,243
     38,300        WILLAMETTE INDUSTRIES, INC ....................        1,798
      4,600      * WOLVERINE TUBE, INC ...........................           55
     28,840        WORTHINGTON INDUSTRIES, INC ...................          233
     14,400        YORK INTERNATIONAL CORP .......................          442
                                                                    -----------
                   TOTAL BASIC INDUSTRIES ........................      155,397
                                                                    -----------
CONSUMER CYCLICAL--7.86%
      4,666      * 99 CENTS ONLY STORES                                     128
      6,325        AARON RENTS, INC                                          89
     35,282      * ABERCROMBIE & FITCH CO (CLASS A)                         706
      4,600        ACKERLEY GROUP, INC                                       41

26  o  2000 CREF Annual Report        SEE NOTES TO FINANCIAL STATEMENTS

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------
SHARES                                                           VALUE (000)
------                                                           -----------
CONSUMER CYCLICAL--(CONTINUED)
   3,800     * ACME COMMUNICATION, INC ..........................  $      35
  20,666     * ACNEILSEN CORP ...................................        749
   2,800       ADVANCED MARKETING SERVICES, INC .................         49
   1,200     * ALEXANDERS, INC ..................................         81
   2,500     * AMERCO ...........................................         49
   2,700     * AMERICAN AXLE & MANUFACTURING HOLDINGS, INC ......         21
   2,000     * AMERICAN CLASSIC VOYAGES CO ......................         28
   8,800     * AMERICAN EAGLE OUTFITTERS, INC ...................        372
  24,300       AMERICAN GREETINGS CORP (CLASS A) ................        229
  29,800     * AMERICREDIT CORP .................................        812
  17,800     * AMES DEPARTMENT STORES, INC ......................         26
   5,000     * ANCHOR GAMING CO .................................        195
   9,657     * ANN TAYLOR STORES CORP ...........................        241
  28,687     * APOLLO GROUP, INC (CLASS A) ......................      1,411
   9,000     * APPLEBEE'S INTERNATIONAL, INC ....................        283
  12,900       ARCTIC CAT, INC ..................................        150
   7,700     * ARGOSY GAMING CO .................................        148
  27,024       ARVINMERITOR, INC ................................        307
 987,830     * AT & T CORP - LIBERTY MEDIA (CLASS A) ............     13,397
  36,999       AUTOLIV, INC .....................................        590
   8,200     * AVIS GROUP HOLDINGS, INC .........................        267
  14,400     * AZTAR CORP .......................................        186
   9,214     * BALLY TOTAL FITNESS HOLDINGS CORP ................        312
   5,700       BANDAG, INC ......................................        231
   5,852       BARNES GROUP, INC ................................        116
  11,600     * BE FREE, INC .....................................         25
     900     * BEBE STORES, INC .................................         19
  88,800     * BED BATH & BEYOND, INC ...........................      1,987
  37,600       BELO (A.H.) CORP SERIES A ........................        602
   1,600       BHC COMMUNICATIONS, INC (CLASS A) ................        207
  11,600       BLOCKBUSTER, INC (CLASS A) .......................         97
  19,800       BOB EVANS FARMS, INC .............................        422
  10,100     * BOCA RESORTS, INC (CLASS A) ......................        145
   9,161       BORGWARNER, INC ..................................        366
  13,300       BOWNE & CO, INC ..................................        140
  12,800     * BOYD GAMING CORP .................................         44
  19,500     * BOYDS COLLECTION LTD .............................        182
  25,000     * BRINKER INTERNATIONAL, INC .......................      1,056
   6,500       BROWN SHOE CO, INC ...............................         85
  31,393       BRUNSWICK CORP ...................................        516
   2,700     * BUCA, INC ........................................         40
   3,300     * BUCKLE, INC ......................................         58
   6,520       BURLINGTON COAT FACTORY WAREHOUSE CORP ...........        123
   3,561       BUSH INDUSTRIES, INC (CLASS A) ...................         41
  28,794       CALLAWAY GOLF CO .................................        536
  18,300     * CATALINA MARKETING CORP ..........................        713
   8,300       CATO CORP (CLASS A) ..............................        114
  21,500       CBRL GROUP, INC ..................................        391
  10,250     * CEC ENTERTAINMENT, INC ...........................        350
   9,939     * CENTRAL GARDEN & PET CO ..........................         68
   4,300     * CHAMPIONSHIP AUTO RACING TEAMS, INC ..............         90
  36,100     * CHARMING SHOPPES, INC ............................        217
   5,100     * CHICO'S FAS, INC .................................        106
   7,700     * CHILDREN'S PLACE RETAIL STORES, INC ..............        156
  20,000     * CHOICE HOTELS INTERNATIONAL, INC .................        274
   6,482       CHRIS CRAFT INDUSTRIES, INC ......................        431
   4,300     * CHURCHILL DOWNS, INC .............................        128
  14,100     * CITADEL COMMUNICATIONS CORP ......................        169
  15,400       CLAIRE'S STORES, INC .............................        276
 183,925     * CLEAR CHANNEL COMMUNICATIONS, INC ................      8,909
   4,300     * CLEAR CHANNELCOMMUNICATIONS, INC WTS 09/18/01 ....         28
   8,400       COACHMEN INDUSTRIES, INC .........................         88
   1,700     * COLDWATER CREEK, INC .............................         53
   3,000     * COLUMBIA SPORTSWEAR CO ...........................        149
   7,947     * CONSOLIDATED PRODUCTS, INC .......................         55
  42,403     * CONSOLIDATED STORES CORP .........................        451
  24,300       COOPER TIRE & RUBBER CO ..........................        258
  14,300     * COPART, INC ......................................        307
  12,200     * COX RADIO, INC (CLASS A) .........................        275
   2,628       CPI CORP .........................................         53
   2,900     * CROWN MEDIA HOLDINGS, INC (CLASS A) ..............         59
   2,086     * CSS INDUSTRIES, INC ..............................         44
  12,700     * CUMULUS MEDIA, INC (CLASS A) .....................         46
  56,518       DANA CORP ........................................        865
  36,160       DANAHER CORP .....................................      2,472
  46,300       DARDEN RESTAURANTS, INC ..........................      1,059
  26,400     * DATA BROADCASTING CORP ...........................         92
   7,700     * DELCO REMY INTERNATIONAL , INC ...................         66
 214,010       DELPHI AUTOMOTIVE SYSTEMS CORP ...................      2,408
   2,600     * DIGITAL IMPACT, INC ..............................          6
  34,200       DILLARD'S, INC (CLASS A) .........................        404
   4,900     * DIRECT FOCUS, INC ................................        164
 798,878       DISNEY (WALT) CO .................................     23,118
  70,215       DOLLAR GENERAL CORP ..............................      1,325
   9,300     * DOLLAR THRIFTY AUTOMOTIVE GROUP, INC .............        174
  41,237     * DOLLAR TREE STORES, INC ..........................      1,010
  14,900       DONALDSON CO, INC ................................        414
  34,700       DONNELLEY (R.R.) & SONS CO .......................        937
   4,400       DOVER DOWNS ENTERTAINMENT, INC ...................         49
  16,300       DOW JONES & CO, INC ..............................        923
   7,100     * DRESS BARN, INC ..................................        206
   4,900     * DURA AUTOMOTIVE SYSTEMS, INC .....................         26
 115,419       EASTMAN KODAK CO .................................      4,545
  12,900     * EMMIS COMMUNICATIONS CORP (CLASS A) ..............        370
  10,500     * ENTERCOM COMMUNICATIONS CORP .....................        362
  13,400       EQUITY INNS, INC .................................         83
   7,200       EXIDE CORP .......................................         55
  26,900     * EXTENDED STAY AMERICA, INC .......................        346
   7,700       FACTSET RESEARCH SYSTEMS, INC ....................        285
  17,900     * FAIRFIELD COMMUNITIES, INC .......................        252
  55,100       FAMILY DOLLAR STORES, INC ........................      1,181
   7,200       FEDDERS CORP .....................................         33
  29,600       FEDERAL-MOGUL CORP ...............................         68
  77,413     * FEDERATED DEPARTMENT STORES, INC .................      2,709
  17,904       FELCOR LODGING TRUST, INC ........................        429
   2,656       FLORIDA EAST COAST INDUSTRIES, INC (CLASS B) .....         91
   7,169     * FOOTSTAR, INC ....................................        355
 706,317       FORD MOTOR CO (NEW) ..............................     16,554
   5,100       FOREST CITY ENTERPRISES, INC (CLASS A) ...........        200
   5,250     * FOSSIL, INC ......................................         76
  47,700     * FOX ENTERTAINMENT GROUP, INC (CLASS A) ...........        853
   1,350       FRED'S, INC ......................................         28
   9,000       G & K SERVICES, INC (CLASS A) ....................        253
 100,847       GANNETT CO, INC ..................................      6,360
 208,991       GAP, INC .........................................      5,329
   6,630     * GAYLORD ENTERTAINMENT CO .........................        138
  12,700       GENCORP, INC .....................................        122
 205,178       GENERAL MOTORS CORP ..............................     10,451
   8,200     * GENESCO, INC .....................................        200
  28,300     * GENTEX CORP ......................................        527
  65,996       GENUINE PARTS CO .................................      1,728
  60,262       GOODYEAR TIRE & RUBBER CO ........................      1,385
   7,650       GRACO, INC .......................................        317
     200       GREY GLOBAL GROUP, INC ...........................        130
   4,700     * GROUP 1 AUTOMOTIVE, INC ..........................         44
   2,600     * GUESS ?, INC .....................................         14
   8,400     * GUITAR CENTER, INC ...............................         96
   9,800     * HANDLEMAN CO .....................................         74
  39,100     * HANOVER DIRECT, INC ..............................         15
  21,200       HARCOURT GENERAL, INC ............................      1,213
  13,200       HARMAN INTERNATIONAL INDUSTRIES, INC .............        482

     SEE NOTES TO FINANCIAL STATEMENTS        2000 CREF Annual Report  o  27

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------

SHARES                                                              VALUE (000)
------                                                              -----------
CONSUMER CYCLICAL--(CONTINUED)
  44,608       * HARRAH'S ENTERTAINMENT, INC ......................   $   1,177
  16,200         HARTE-HANKS, INC .................................         384
   6,200         HAVERTY FURNITURE COS, INC .......................          61
   6,560       * HAYES LEMMERZ INTERNATIONAL, INC .................          44
  10,267       * HEARST-ARGYLE TELEVISION, INC ....................         210
   7,600         HERTZ CORP (CLASS A) .............................         259
 126,218         HILTON HOTELS CORP ...............................       1,325
  32,900       * HISPANIC BROADCASTING CORP .......................         839
  15,100         HOLLINGER INTERNATIONAL, INC .....................         240
  11,400       * HOLLYWOOD ENTERTAINMENT CORP .....................          12
   3,000       * HOLLYWOOD MEDIA CORP .............................          12
   7,000       * HOT TOPIC, INC ...................................         115
  10,100         HOUGHTON MIFFLIN CO ..............................         468
   7,200       * IHOP CORP (NEW) ..................................         156
   1,700       * IMPCO TECHNOLOGIES, INC ..........................          20
 113,023       * INFINITY BROADCASTING CORP (CLASS A) .............       3,158
   3,500       * INFORMATION HOLDINGS, INC ........................          82
  11,700       * INTELECT COMMUNICATIONS, INC .....................           4
  27,644       * INTERNATIONAL GAME TECHNOLOGY CO .................       1,327
  10,433         INTERNATIONAL SPEEDWAY CORP (CLASS A ) ...........         396
 117,676         INTERPUBLIC GROUP OF COS, INC ....................       5,009
  10,500       * INTERTAN, INC ....................................         122
  31,580         INTIMATE BRANDS, INC (CLASS A) ...................         474
   6,400       * INTRANET SOLUTIONS, INC ..........................         326
   9,600       * ISLE OF CAPRI CASINOS, INC .......................         102
  14,800       * JACK IN THE BOX, INC .............................         436
   7,300       * JAKKS PACIFIC, INC ...............................          67
  32,800         JOHNSON CONTROLS, INC ............................       1,706
  38,009       * JONES APPAREL GROUP, INC .........................       1,223
  17,200       * JOURNAL REGISTER CO ..............................         276
 183,498       * K MART CORP ......................................         975
   9,100         KELLWOOD CO ......................................         192
   2,800       * KENNETH COLE PRODUCTIONS, INC (CLASS A) ..........         113
   7,600       * KEY3MEDIA GROUP, INC .............................          93
  11,900         KIMBALL INTERNATIONAL, INC (CLASS B) .............         173
   9,200       * KIRBY CORP .......................................         193
  26,500         KNIGHT-RIDDER, INC ...............................       1,507
 114,500       * KOHL'S CORP ......................................       6,985
   1,200       * KRISPY KREME DOUGHNUT CORP .......................         100
  19,350       * LAMAR ADVERTISING CO (CLASS A) ...................         747
   8,700         LANDRY'S SEAFOOD RESTAURANTS, INC ................          86
   5,400         LANDS' END, INC ..................................         136
   4,100         LASALLE HOTEL PROPERTIES .........................          62
  22,900         LA-Z-BOY, INC ....................................         361
  24,452       * LEAR CORP ........................................         607
  16,800         LEE ENTERPRISES, INC .............................         501
  74,920         LEGGETT & PLATT, INC .............................       1,419
   5,900         LIBBEY, INC ......................................         179
  10,500       * LIBERTY DIGITAL, INC (CLASS A) ...................          53
   4,175       * LIFEMINDERS, INC .................................          15
 122,628         LIMITED, INC .....................................       2,092
  15,300         LINENS `N THINGS, INC ............................         423
  19,900         LIZ CLAIBORNE, INC ...............................         828
   4,600       * LODGENET ENTERTAINMENT CORP ......................          81
  10,600         LONE STAR STEAKHOUSE & SALOON, INC ...............         102
   8,800         LUBY'S, INC ......................................          53
   5,800       * MADDEN STEVEN, LTD ...............................          44
  22,476       * MANDALAY RESORT GROUP ............................         493
   5,700         MARCUS CORP ......................................          79
  74,100         MARRIOTT INTERNATIONAL, INC (CLASS A) ............       3,131
   3,500       * MARTHA STEWART LIVING OMNIMEDIA, INC .............          70
     165       * MARVEL ENTERPRISES (CLASS A) WTS 10/02/01 ........           0
     280       * MARVEL ENTERPRISES (CLASS C) WTS 10/02/02 ........           0
 115,500         MAY DEPARTMENT STORES CO .........................       3,783
  29,300         MAYTAG CO ........................................         947
   7,100         MCCLATCHY CO (CLASS A) ...........................         303
 504,900         MCDONALD'S CORP ..................................      17,167
  74,598         MCGRAW HILL COS, INC .............................       4,373
   7,847         MEDIA GENERAL, INC (CLASS A) .....................         286
  12,250       * MEN'S WEARHOUSE, INC .............................         334
  14,100         MEREDITH CORP ....................................         454
   7,326       * METRO-GOLDWYN-MAYER, INC .........................         120
  22,766         MGM MIRAGE .......................................         642
  12,400       * MICHAELS STORES, INC .............................         329
   6,600       * MICROS SYSTEMS, INC ..............................         120
   6,033         MIDAS, INC .......................................          72
  12,659       * MIDWAY GAMES, INC ................................          90
   7,900         MODINE MANUFACTURING CO ..........................         164
  16,200       * MOHAWK INDUSTRIES, INC ...........................         443
   6,500       * MONACO COACH CORP ................................         115
  13,600       * MSC INDUSTRIAL DIRECT CO (CLASS A) ...............         246
   5,989         MYERS INDUSTRIES, INC ............................          87
   8,300       * MYPOINTS.COM, INC ................................          10
   5,800         NATIONAL GOLF PROPERTIES, INC ....................         119
   3,200         NATIONAL PRESTO INDUSTRIES, INC ..................          98
  13,500       * NAUTICA ENTERPRISES, INC .........................         206
  18,400       * NBC INTERNET, INC ................................          64
   7,400       * NEIMAN MARCUS GROUP, INC (CLASS A) ...............         263
   7,201       * NEIMAN MARCUS GROUP, INC (CLASS B) ...............         239
   8,600       * NETCENTIVES, INC .................................          33
   1,300       * NETRATINGS, INC ..................................          19
  62,900         NEW YORK TIMES CO (CLASS A) ......................       2,520
  30,447         NIKE, INC (CLASS B) ..............................       1,699
  38,100         NORDSTROM, INC ...................................         693
     600       * NPC INTERNATIONAL, INC ...........................           6
   5,300       * O'CHARLEY'S, INC .................................          94
  67,700         OMNICOM GROUP, INC ...............................       5,611
   2,800       * ON COMMAND CORP ..................................          25
   3,300       * ON2.COM, INC .....................................           2
  14,600       * O'REILLY AUTOMOTIVE, INC .........................         391
   1,700         OSHKOSH B'GOSH, INC (CLASS A) ....................          31
   5,500         OSHKOSH TRUCK CORP ...............................         242
  27,100       * OUTBACK STEAKHOUSE, INC ..........................         701
   2,400       * P.F. CHANGS CHINA BISTRO, INC ....................          75
  12,050       * PACIFIC SUNWEAR CALIFORNIA, INC ..................         309
   7,050       * PAPA JOHN'S INTERNATIONAL, INC ...................         157
  97,552       * PARK PLACE ENTERTAINMENT CORP ....................       1,165
   3,100       * PARKERVISION, INC ................................         114
   8,426       * PAYLESS SHOESOURCE, INC ..........................         596
   3,100       * PENN NATIONAL GAMING, INC ........................          32
  99,598         PENNEY, (J.C.) CO, INC ...........................       1,083
   8,000         PENTON MEDIA, INC ................................         215
   5,800       * PERFORMANCE FOOD GROUP CO ........................         297
  11,300         PHILLIPS VAN HEUSEN CORP .........................         147
  38,155         PIER 1 IMPORTS, INC ..............................         393
   8,400       * PINNACLE ENTERTAINMENT, INC ......................         113
  17,500       * PINNACLE SYSTEMS, INC ............................         129
   6,100       * PIXAR, INC .......................................         183
      13       * PLANET HOLLYWOOD WTS 05/09/03 ....................           0
   7,700       * PLAYBOY ENTERPRISES, INC (CLASS B) ...............          77
   9,900         POLARIS INDUSTRIES, INC ..........................         394
  17,200         POLAROID CORP ....................................         100
  20,500       * POLO RALPH LAUREN CORP ...........................         457
   7,000         POLYMER GROUP, INC ...............................          38
  10,600       * PRESSTEK, INC ....................................         111
     200       * PRICESMART, INC ..................................           7
  19,400       * PRIME HOSPITALITY CORP ...........................         226
  63,761       * PRIMEDIA, INC ....................................         761
   1,000       * PRIVATE MEDIA GROUP ..............................           8
   3,300         PULITZER, INC ....................................         155
   1,775         QUEBECOR, INC (CLASS B) ..........................          45

28  o  2000 CREF Annual Report        SEE NOTES TO FINANCIAL STATEMENTS

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------

SHARES                                                              VALUE (000)
------                                                              -----------
 CONSUMER CYCLICAL--(CONTINUED)
    8,500      * QUICKSILVER, INC ................................   $      165
   16,400      * RADIO ONE, INC (CLASS A) ........................          175
    7,200      * RADIO ONE, INC (CLASS D) ........................           79
   39,210        READER'S DIGEST ASSOCIATION, INC
                  (CLASS A) (NON-VOTE) ...........................        1,534
   16,990      * REEBOK INTERNATIONAL LTD ........................          465
    1,000      * REGENT COMMUNICATIONS, INC ......................            6
   13,100        REGIS CORP ......................................          190
    6,500      * RENT-A-CENTER, INC ..............................          224
    1,200        RIVIANA FOODS, INC ..............................           24
   32,400        ROSS STORES, INC ................................          547
   26,600        ROUSE CO ........................................          678
   23,600        RUBY TUESDAY, INC ...............................          360
   10,300        RUSSELL CORP ....................................          159
   17,200      * RYAN'S FAMILY STEAK HOUSES, INC .................          162
    2,300      * SAGA COMMUNICATIONS, INC (CLASS A) ..............           34
   53,903      * SAKS, INC .......................................          539
    3,100      * SALEM COMMUNICATIONS CORP .......................           46
    3,900      * SALTON, INC .....................................           81
    5,500      * SCHOLASTIC CORP .................................          487
    5,900      * SCOTTS CO (CLASS A) .............................          218
    5,600      * SCP POOL CORP ...................................          168
   10,000        SCRIPPS (E.W.) CO (CLASS A) .....................          629
  115,970        SEARS ROEBUCK & CO ..............................        4,030
   42,540        SHAW INDUSTRIES, INC ............................          806
   12,400      * SHOPKO STORES, INC ..............................           62
   17,300      * SINCLAIR BROADCASTING GROUP, INC (CLASS A) ......          174
   13,100      * SIRIUS SATELLITE RADIO, INC .....................          392
    8,850        SMITH (A.O.) CORP ...............................          151
   22,150        SNAP-ON, INC ....................................          617
   12,400      * SODEXHO MARRIOTT SERVICES, INC ..................          274
    7,300      * SONIC AUTOMOTIVE, INC ...........................           50
   10,050      * SONIC CORP ......................................          234
   16,000      e SOTHEBY'S HOLDINGS, INC (CLASS A) ...............          371
   11,500      * SPANISH BROADCASTING SYSTEM, INC ................           58
    5,500      * SPEEDWAY MOTORSPORTS, INC .......................          132
    9,600        SPIEGEL, INC (CLASS A) ..........................           41
    9,100      * SPORTSLINE.COM, INC .............................           48
    4,900        SPRING INDUSTRIES, INC (CLASS A) ................          159
   12,087      * SPX CORP ........................................        1,308
   70,300      * STARBUCKS CORP ..................................        3,111
   13,100      * STATION CASINOS, INC ............................          196
   29,300        STEELCASE, INC (CLASS A) ........................          407
   12,800      * STEIN MART, INC .................................          149
    4,400      * STONERIDGE, INC .................................           30
   16,700        STRIDE RITE CORP ................................          117
    8,600        STRUM, RUGER & CO, INC ..........................           81
   37,726      * SUNBEAM CORP ....................................           12
    2,819      * SUNBEAM CORP WTS 08/24/03 .......................            0
   14,700      * SUNGLASS HUT INTERNATIONAL, INC .................           75
    7,200        SUPERIOR INDUSTRIES INTERNATIONAL, INC ..........          227
   11,650      * SYLVAN LEARNING SYSTEMS, INC ....................          173
  256,052        SYSCO CORP ......................................        7,682
   12,900      * SYSTEMAX, INC ...................................          16
    8,500        TALBOTS, INC ....................................          388
    3,000        TANGER FACTORY OUTLET CENTERS, INC ..............           68
  345,000        TARGET CORP .....................................       11,126
   11,306        TENNECO AUTOMOTIVE, INC .........................           34
   10,250      * THE CHEESECAKE FACTORY, INC .....................          393
    2,500        THOR INDUSTRIES, INC ............................           49
    7,650      * THQ, INC ........................................          186
   54,524        TIFFANY & CO ....................................        1,724
    7,000      * TIMBERLAND CO (CLASS A) .........................          468
  419,423        TIME WARNER, INC ................................       21,911
  114,000        TJX COS, INC ....................................        3,164
   11,759      * TOO, INC ........................................          147
   16,000      * TOPPS, INC ......................................          147
   17,500      * TOWER AUTOMOTIVE, INC ...........................          158
      900      * TRENDWEST RESORTS, INC ..........................           24
   74,773        TRIBUNE CO ......................................        3,159
   55,890      * TRICON GLOBAL RESTAURANTS, INC ..................        1,844
   19,000        TRUE NORTH COMMUNICATIONS, INC ..................          808
   38,500        TRW, INC ........................................        1,492
   40,960      * U.S.A. NETWORKS, INC ............................          796
   20,500      * UNIFI, INC ......................................          183
    1,500        UNITED TELEVISION, INC ..........................          174
    5,200      * UNIVERSAL ELECTRONICS, INC ......................           80
   62,000      * UNIVISION COMMUNICATIONS, INC (CLASS A) .........        2,538
   34,800        V.F. CORP .......................................        1,261
    7,700      * VAIL RESORTS, INC ...............................          180
   20,700      * VALASSIS COMMUNICATIONS, INC ....................          653
    5,800      * VALUE CITY DEPARTMENT STORES, INC ...............           30
    4,800      * VANS, INC .......................................           81
   52,600      * VENATOR GROUP, INC ..............................          815
   12,920      * VIACOM, INC (CLASS A) ...........................          607
  398,077      * VIACOM, INC (CLASS B) ...........................       18,610
   49,905        VISTEON CORP ....................................          574
    7,700        WABASH NATIONAL CORP ............................           66
1,045,742        WAL-MART STORES, INC ............................       55,555
   20,400        WARNACO GROUP, INC (CLASS A) ....................           34
    1,400        WASHINGTON POST CO (CLASS B) ....................          864
   35,200        WENDY'S INTERNATIONAL, INC ......................          924
   15,600        WESTPOINT STEVENS, INC ..........................          117
   23,000      * WESTWOOD ONE, INC ...............................          444
   25,600        WHIRLPOOL CORP ..................................        1,221
   17,300        WILEY (JOHN) & SONS, INC (CLASS A) ..............          372
   16,500      * WILLIAMS-SONOMA, INC ............................          330
    1,000      * WILSONS LEATHER EXPERTS, INC ....................           14
    8,100      * WINK COMMUNICATIONS, INC ........................           49
    5,100        WINNEBAGO INDUSTRIES, INC .......................           90
    8,900      * WMS INDUSTRIES, INC .............................          179
   17,362        WOLVERINE WORLD WIDE, INC .......................          265
    3,200        WOODWARD GOVERNOR CO ............................          143
    4,600      * WORLD WRESTLING FEDERATION
                 ENTERTAINMENT, INC ..............................           74
    4,600      * XM SATELLITE RADIO HOLDINGS, INC (CLASS A) ......           74
    5,500      * YOUNG BROADCASTING, INC (CLASS A) ...............          184
   13,400      * ZALE CORP .......................................          389
   10,600      * ZOMAX, INC ......................................           48
                                                                       --------
               TOTAL CONSUMER CYCLICAL ...........................      391,581
                                                                       --------
CONSUMER NON-CYCLICAL--8.23%
   11,720      * 7-ELEVEN, INC ...................................          103
    3,960      * AGRIBRANDS INTERNATIONAL, INC ...................          212
   13,700        ALBERTO CULVER CO (CLASS B) .....................          587
  109,980        ALBERTSON'S, INC ................................        2,914
   71,200      * AMAZON.COM, INC .................................        1,108
    8,600      * AMERICAN ITALIAN PASTA CO (CLASS A) .............          231
  345,632        ANHEUSER-BUSCH COS, INC .........................       15,726
    9,633      * APPLICA, INC ....................................           47
  230,043        ARCHER DANIELS MIDLAND CO .......................        3,451
    2,200      * AURORA FOODS, INC ...............................            5
   48,024      * AUTOZONE, INC ...................................        1,369
   90,696        AVON PRODUCTS, INC ..............................        4,342
   19,700      * BARNES & NOBLE, INC .............................          522
   11,541      * BARNESANDNOBLE.COM, INC .........................           15
   64,000      * BEST BUY CO, INC ................................        1,892
   25,900      * BJ'S WHOLESALE CLUB, INC ........................          994
    4,874        BLOCK DRUG, INC (CLASS A) .......................          257
   13,100        BLYTH, INC ......................................          316

     SEE NOTES TO FINANCIAL STATEMENTS           2000 CREF Annual Report  o  29

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------

SHARES                                                              VALUE (000)
------                                                              -----------
CONSUMER NON-CYCLICAL--(CONTINUED)
   29,867    * BORDERS GROUP, INC .................................   $      349
   17,850      BROWN FORMAN, INC (CLASS B) ........................        1,187
    2,100    * BUY.COM, INC .......................................            1
   11,200    * CADIZ, INC .........................................          100
  105,551      CAMPBELL SOUP CO ...................................        3,655
    7,700      CARTER WALLACE, INC ................................          257
   24,000    * CASEY'S GENERAL STORES, INC ........................          359
   19,000    * CDW COMPUTER CENTERS, INC ..........................          530
    3,200    * CHEAP TICKETS, INC .................................           31
   14,200    * CHIQUITA BRANDS INTERNATIONAL, INC .................           14
   14,600      CHURCH & DWIGHT CO, INC ............................          325
   78,430      CIRCUIT CITY STORES-CIRCUIT CITY GROUP .............          902
   90,056      CLOROX CO ..........................................        3,197
    1,000      COCA COLA BOTTLING CO CONSOLIDATED .................           38
  767,794      COCA COLA CO .......................................       46,787
   95,400      COCA COLA ENTERPRISES, INC .........................        1,813
  219,584      COLGATE PALMOLIVE CO ...............................       14,174
  204,371      CONAGRA FOODS, INC .................................        5,314
    5,900    * CONSTELLATION BRANDS, INC (CLASS A) ................          347
   13,700      COORS (ADOLPH) CO (CLASS B) ........................        1,100
   13,375      CORN PRODUCTS INTERNATIONAL, INC ...................          389
    8,000    * COST PLUS, INC .....................................          235
  170,900    * COSTCO WHOLESALE CORP ..............................        6,825
  149,514      CVS CORP ...........................................        8,961
   13,500      DEAN FOODS CO ......................................          414
   19,900    * DEL MONTE FOODS CO .................................          144
   51,233      DELHAIZE AMERICA, INC (CLASS B) ....................          922
   14,633      DELTA & PINE LAND CO ...............................          306
   32,300      DIAL CORP ..........................................          355
   17,200      DOLE FOOD CO .......................................          282
    6,100      DREYERS GRAND ICE CREAM, INC .......................          197
    7,736    * DUANE READE, INC ...................................          236
   16,160      EARTHGRAINS CO .....................................          299
    2,000    * ELECTRONICS BOUTIQUE HOLDINGS CORP .................           35
   36,466    * ENERGIZER HOLDINGS, INC ............................          779
   15,000      ETHAN ALLEN INTERIORS, INC .........................          503
   20,900    * ETOYS, INC .........................................            4
    2,500    * EXPEDIA, INC (CLASS A) .............................           24
    4,800    * FACTORY 2-U STORES, INC ............................          159
      100      FARMER BROTHERS CO .................................           21
   10,700      FASTENAL CO ........................................          587
   15,100      FLEMING COS, INC ...................................          178
   38,150      FLOWERS INDUSTRIES, INC ............................          601
   18,800    * FURNITURE BRANDS INTERNATIONAL, INC ................          396
  108,122      GENERAL MILLS, INC .................................        4,818
  403,622      GILLETTE CO ........................................       14,581
    7,900      GREAT ATLANTIC & PACIFIC TEA CO, INC ...............           55
   12,500    * HAIN CELESTIAL GROUP, INC ..........................          406
   65,527      HASBRO, INC ........................................          696
  132,609      HEINZ (H.J.) CO ....................................        6,291
    4,100      HERBALIFE INTERNATIONAL, INC (CLASS A) .............           31
    2,000      HERBALIFE INTERNATIONAL, INC (CLASS B) .............           15
   36,137      HERSHEY FOODS CORP .................................        2,326
  887,450      HOME DEPOT, INC ....................................       40,545
   29,200      HORMEL FOODS CORP ..................................          544
    9,000      HUGHES SUPPLY, INC .................................          161
   31,000      IBP, INC ...........................................          829
    1,500      INGLES MARKETS, INC (CLASS A) ......................           15
   12,350    * INSIGHT ENTERPRISES, INC ...........................          222
   20,200      INTERFACE, INC (CLASS A) ...........................          175
    6,400      INTERNATIONAL MULTIFOODS CORP ......................          130
   14,500      INTERSTATE BAKERIES CORP ...........................          204
   38,140    * INTERNATIONAL FLAVORS & FRAGRANCES, INC ............          775
    7,500      KEEBLER FOODS CO ...................................          311
   84,100      KELLOGG CO .........................................        2,208
  314,954    * KROGER CO ..........................................        8,523
   12,250      LANCASTER COLONY CORP ..............................          344
   13,500      LANCE, INC .........................................          171
   35,620      LAUDER (ESTEE) CO (CLASS A) ........................        1,561
   11,400      LONGS DRUG STORES CORP .............................          275
  131,016      LOWES COS, INC .....................................        5,830
  163,192      MATTEL, INC ........................................        2,356
   26,100      MCCORMICK & CO, INC (NON-VOTE) .....................          941
    3,100    * MEADE INSTRUMENTS CO ...............................           20
    7,200      MICHAEL FOODS, INC .................................          217
   29,400      MILLER (HERMAN), INC ...............................          845
   11,278    * MUSICLAND STORES CORP ..............................          140
   22,670    * NBTY, INC ..........................................          108
  101,951      NEWELL RUBBERMAID, INC .............................        2,319
   14,700    * NU SKIN ENTERPRISES, INC (CLASS A) .................           78
  113,625    * OFFICE DEPOT, INC ..................................          810
   44,021    * OFFICEMAX, INC .....................................          127
    5,141      ONEIDA LTD .........................................           95
    1,750    * PC CONNECTION, INC .................................           18
   17,838      PEP BOYS MANNY, MOE, & JACK CO .....................           65
   35,900      PEPSI BOTTLING GROUP, INC ..........................        1,434
  553,205      PEPSICO, INC .......................................       27,418
   26,000    * PERRIGO CO .........................................          215
   41,700    * PETSMART, INC ......................................          120
  863,004      PHILIP MORRIS COS, INC .............................       37,972
    1,900      PILGRIM'S PRIDE CORP (CLASS B) .....................           15
   10,900    * PLAYTEX PRODUCTS, INC ..............................          105
   22,800    * PRICELINE.COM, INC .................................           30
  501,900      PROCTER & GAMBLE CO ................................       39,368
   50,200      QUAKER OATS CO .....................................        4,888
   70,300      RADIOSHACK CORP ....................................        3,010
   10,700    * RALCORP HOLDINGS, INC ..............................          175
  117,400      RALSTON PURINA CO ..................................        3,067
    8,700    * REVLON, INC (CLASS A) ..............................           43
    2,600    * RICA FOODS, INC ....................................           14
  126,345    * RITE AID CORP ......................................          300
   39,461      RJR REYNOLDS TOBACCO HOLDINGS, INC .................        1,924
    3,000    * ROBERT MONDAVI CORP (CLASS A) ......................          162
   14,100      RUDDICK CORP .......................................          161
    4,700      RUSS BERRIE & CO, INC ..............................           99
  180,122    * SAFEWAY, INC .......................................       11,258
  318,800      SARA LEE CORP ......................................        7,831
    5,760      SCHWEITZER-MAUDUIT INTERNATIONAL, INC ..............          110
   11,900    * SCIQUEST.COM, INC ..................................           16
   18,400      SENSIENT TECHNOLOGIES CORP .........................          419
    8,900    * SKECHERS USA, INC (CLASS A) ........................          138
    6,650      SLI, INC ...........................................           43
    2,200    * SMART & FINAL, INC .................................           19
   20,800    * SMITHFIELD FOODS, INC ..............................          632
    9,000      SMUCKER (J.M) CO ...................................          252
   18,600    * STAMPS.COM, INC ....................................           52
  173,862    * STAPLES, INC .......................................        2,054
    1,200      STEPAN CO ..........................................           28
   10,500    * SUIZA FOODS CORP ...................................          504
   51,083      SUPERVALU, INC .....................................          709
    5,200      THOMAS INDUSTRIES, INC .............................          121
    8,400    * TICKETMASTER ONLINE-CITYSEARCH, INC (CLASS B) ......           70
   12,940      TOOTSIE ROLL INDUSTRIES, INC .......................          596
   80,594    * TOYS `R' US, INC ...................................        1,345
   11,800    * TRANS WORLD ENTERTAINMENT CORP .....................          105
    4,800    * TRIARC COS, INC ....................................          116
    3,600    * TUESDAY MORNING CORP ...............................           19
   22,000      TUPPERWARE CORP ....................................          450
    6,000    * TWEETER HOME ENTERTAINMENT GROUP, INC ..............           73
   46,700      TYSON FOODS, INC (CLASS A) .........................          595
    4,200    * UNITED AUTO GROUP, INC .............................           28

30  o  2000 CREF Annual Report        SEE NOTES TO FINANCIAL STATEMENTS

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------

SHARES                                                              VALUE (000)
------                                                              -----------
  CONSUMER NON-CYCLICAL--(CONTINUED)
    3,400    * UNITED NATURAL FOODS, INC ..........................   $      60
   11,200      UNIVERSAL CORP .....................................         392
   62,300      UST, INC ...........................................       1,748
    3,600  b * VALUE AMERICA, INC .................................           0
   14,700    * VALUEVISION INTERNATIONAL, INC (CLASS A) ...........         186
    4,515    e VECTOR GROUP LTD ...................................          71
  388,300      WALGREEN CO ........................................      16,236
    6,200      WEIS MARKETS, INC ..................................         238
    5,050    * WHITEHALL JEWELLERS, INC ...........................          36
   51,600      WHITMAN CORP .......................................         845
   10,000    * WHOLE FOODS MARKET, INC ............................         611
    7,950    * WILD OATS MARKETS, INC .............................          34
   33,336      WINN DIXIE STORES, INC .............................         646
   31,400      WRIGLEY (WM) JR CO .................................       3,009
    5,600    * YANKEE CANDLE, INC .................................          62
                                                                       --------
               TOTAL CONSUMER NON-CYCLICAL ........................     409,881
                                                                       --------
  ENERGY--5.12%
   29,600      AMERADA HESS CORP ..................................       2,163
   94,799      ANADARKO PETROLEUM CORP ............................       6,738
   43,357      APACHE CORP ........................................       3,038
   26,672      ASHLAND, INC .......................................         957
    3,900    * ATWOOD OCEANICS, INC ...............................         171
  113,035      BAKER HUGHES, INC ..................................       4,698
   11,100    * BARRETT RESOURCES CORP .............................         631
    5,300    * BASIN EXPLORATION, INC .............................         135
    3,800    * BELCO OIL & GAS CORP ...............................          47
    5,171      BERRY PETROLEUM CO (CLASS A) .......................          69
   28,488    * BJ SERVICES CO .....................................       1,962
   11,400    * BROWN (TOM), INC ...................................         375
   82,308      BURLINGTON RESOURCES, INC ..........................       4,157
   10,100      CABOT OIL & GAS CORP (CLASS A) .....................         315
    9,400    * CAL DIVE INTERNATIONAL, INC ........................         250
    2,400    * CALLON PETROLEUM CORP ..............................          40
    1,900      CARBO CERAMICS, INC ................................          71
   45,900    * CHESAPEAKE ENERGY CORP .............................         465
  247,305      CHEVRON CORP .......................................      20,882
    1,900    * CLAYTON WILLIAMS ENERGY, INC .......................          51
    8,300    * COMSTOCK RESOURCES, INC ............................         122
   25,500      CONOCO, INC (CLASS A) ..............................         730
  213,341      CONOCO, INC (CLASS B) ..............................       6,174
   20,614    * COOPER CAMERON CORP ................................       1,362
   26,925      CROSS TIMBERS OIL CO ...............................         747
    6,100    * DENBURY RESOURCES, INC .............................          67
   35,554      DEVON ENERGY CORP (NEW) ............................       2,168
   24,700      DIAMOND OFFSHORE DRILLING, INC .....................         988
    3,500    * DRIL-QUIP, INC .....................................         120
   17,014    * EEX CORP ...........................................          83
   52,850      ENSCO INTERNATIONAL, INC ...........................       1,800
   40,300      EOG RESOURCES, INC .................................       2,204
    5,800    * EVERGREEN RESOURCES, INC ...........................         224
1,332,191      EXXON MOBIL CORP ...................................     115,817
   10,560    * FOREST OIL CORP ....................................         389
       66    * FOREST OIL CORP WTS 02/15/04 .......................           1
       66    * FOREST OIL CORP WTS 02/15/05 .......................           1
   12,394    * FRIEDE GOLDMAN HALTER, INC .........................          44
   10,400    * FRONTIER OIL CORP ..................................          72
   27,100    * GLOBAL INDUSTRIES LTD ..............................         371
   61,500    * GLOBAL MARINE, INC .................................       1,745
   41,415    * GRANT PRIDECO, INC .................................         909
   68,900    * GREY WOLF, INC .....................................         405
      875    * GULF ISLAND FABRICATION, INC .......................          16
  169,057      HALLIBURTON CO .....................................       6,128
   25,300    * HANOVER COMPRESSOR CO ..............................       1,127
   19,000      HELMERICH & PAYNE, INC .............................         834
    3,000    * HORIZON OFFSHORE, INC ..............................          59
    3,300    * HOUSTON EXPLORATION CO .............................         126
    6,200    * HS RESOURCES, INC ..................................         263
      104    * HVIDE MARINE, INC WTS A 12/14/03 ...................           0
   15,100    * INPUT/OUTPUT, INC ..................................         154
   36,072      KERR-MCGEE CORP ....................................       2,415
   37,000    * KEY ENERGY SERVICES, INC ...........................         386
    4,200    * KEY PRODUCTION CO ..................................         141
    8,000    * LOUIS DREYFUS NATURAL GAS CORP .....................         367
   22,400    * MARINE DRILLING COS, INC ...........................         599
    7,400    * MAVERICK TUBE CORP .................................         167
    6,021    * MCMORAN EXPLORATION CO .............................          80
    6,900    * MERIDIAN RESOURCE CORP .............................          60
    3,700      MIDCOAST ENERGY RESOURCES, INC .....................          81
    7,900      MITCHELL ENERGY & DEVELOPMENT CORP
                 (CLASS A) ........................................         484
   17,200      MURPHY OIL CORP ....................................       1,040
   53,002    * NABORS INDUSTRIES, INC .............................       3,135
   20,963    * NATIONAL-OILWELL, INC ..............................         811
   15,400    * NEWFIELD EXPLORATION CO ............................         731
   21,400      NOBLE AFFILIATES, INC ..............................         984
   51,300    * NOBLE DRILLING CORP ................................       2,228
    6,800    * NUEVO ENERGY CO ....................................         118
  141,029      OCCIDENTAL PETROLEUM CORP ..........................       3,420
   63,906    * OCEAN ENERGY, INC (NEW) ............................       1,110
    7,800    * OCEANEERING INTERNATIONAL, INC .....................         152
   29,200    * PARKER DRILLING CO .................................         148
    5,300      PATINA OIL & GAS CORP ..............................         127
   14,200    * PATTERSON ENERGY, INC ..............................         529
    8,300    * PENNACO ENERGY, INC ................................         163
   29,944      PENNZOIL-QUAKER STATE CO ...........................         386
   81,522      PHILLIPS PETROLEUM CO ..............................       4,637
   37,700    * PIONEER NATURAL RESOURCES CO .......................         742
    5,900    * PLAINS RESOURCES, INC ..............................         125
   15,500      POGO PRODUCING CO ..................................         482
   25,000    * PRIDE INTERNATIONAL, INC ...........................         616
    3,400    * PRIMA ENERGY CORP ..................................         119
    1,300    * PRIZE ENERGY CORP ..................................          27
   19,100    * PURE RESOURCES, INC ................................         387
   67,586    * R & B FALCON CORP ..................................       1,550
   31,400    * ROWAN COS, INC .....................................         848
    4,800      RPC, INC ...........................................          70
    6,500    * SEACOR SMIT, INC ...................................         342
    8,700    * SEITEL, INC ........................................         160
   19,300    * SMITH INTERNATIONAL, INC ...........................       1,439
    3,600    * SPINNAKER EXPLORATION CO ...........................         153
   10,700      ST. MARY LAND & EXPLORATION CO .....................         356
    6,348    * STONE ENERGY CORP ..................................         410
   32,700      SUNOCO, INC ........................................       1,102
   17,000    * SUPERIOR ENERGY SERVICES, INC ......................         196
    7,650    * SWIFT ENERGY CO ....................................         288
   11,500    * TESORO PETROLEUM CORP ..............................         134
  210,825      TEXACO, INC ........................................      13,098
   21,327      TIDEWATER, INC .....................................         946
   55,247      TOSCO CORP .........................................       1,875
    1,620    * TOTAL FINA WTS 08/05/03 ............................          49
    9,300    * TRANSMONTAIGNE, INC ................................          26
    9,200    * TRICO MARINE SERVICES, INC .........................         142
   33,194      ULTRAMAR DIAMOND SHAMROCK CORP .....................       1,025
   12,200    * UNIT CORP ..........................................         231
    3,000    * UNIVERSAL COMPRESSION HOLDINGS, INC ................         113
   92,896      UNOCAL CORP ........................................       3,594
  119,200      USX-MARATHON GROUP, INC ............................       3,308
   10,800    * UTI ENERGY CORP ....................................         355
   19,900      VALERO ENERGY CORP .................................         740

     SEE NOTES TO FINANCIAL STATEMENTS           2000 CREF Annual Report  o  31

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------

SHARES                                                              VALUE (000)
------                                                              -----------
 ENERGY--(CONTINUED)
   23,117    * VARCO INTERNATIONAL, INC (NEW) ...................     $     503
   11,100    * VERITAS DGC, INC .................................           359
   18,600      VINTAGE PETROLEUM, INC ...........................           400
   42,015    * WEATHERFORD INTERNATIONAL, INC ...................         1,985
                                                                      ---------
               TOTAL ENERGY .....................................       255,259
                                                                      ---------
 FINANCIAL SERVICES--18.06%
   23,500      21ST CENTURY INSURANCE GROUP .....................           335
    8,299      ADVANTA CORP (CLASS A) ...........................            73
    8,500    * AFFILIATED MANAGERS GROUP, INC ...................           466
  101,540      AFLAC, INC .......................................         7,330
    2,100      ALABAMA NATIONAL BANCORP .........................            48
    5,000      ALEXANDRIA REAL ESTATE EQUITIES, INC .............           186
   10,400      ALFA CORP ........................................           191
    1,760      ALLEGHANY CORP (DELAWARE) ........................           362
   30,900      ALLIED CAPITAL CORP ..............................           645
   20,256      ALLMERICA FINANCIAL CORP .........................         1,469
  279,716      ALLSTATE CORP ....................................        12,185
   26,500      AMB PROPERTY CORP ................................           684
   36,494      AMBAC FINANCIAL GROUP, INC .......................         2,128
   11,300      AMCORE FINANCIAL, INC ............................           234
    9,200      AMERICAN CAPITAL STRATEGIES LTD ..................           232
  509,636      AMERICAN EXPRESS CO ..............................        27,998
   13,800      AMERICAN FINANCIAL GROUP, INC ....................           367
    6,100      AMERICAN FINANCIAL HOLDINGS, INC .................           126
   96,332      AMERICAN GENERAL CORP ............................         7,851
    3,700      AMERICAN INDUSTRIAL PROPERTIES REIT ..............            45
  770,126      AMERICAN INTERNATIONAL GROUP, INC ................        75,906
    3,500      AMERICAN NATIONAL INSURANCE CO ...................           256
   27,100    * AMERITRADE HOLDINGS CORP (CLASS A) ...............           190
    6,100      AMLI RESIDENTIAL PROPERTIES TRUST ................           151
    4,000    * AMPAL-AMERICAN ISRAEL CORP (CLASS A) .............            24
  143,601      AMSOUTH BANCORPORATION ...........................         2,190
   17,002    * ANC RENTAL CORP ..................................            60
    8,100      ANCHOR BANCORP WISCONSIN, INC ....................           130
    1,900      ANDOVER BANCORP, INC .............................            65
   87,226      AON CORP .........................................         2,987
   25,764      APARTMENT INVESTMENT & MANAGEMENT CO
                 (CLASS A) ......................................         1,287
   31,179      ARCHSTONE COMMUNITIES TRUST ......................           803
   22,700      ARDEN REALTY GROUP, INC ..........................           570
    4,050      AREA BANCSHARES CORP .............................            67
    6,600      ARGONAUT GROUP, INC ..............................           139
   26,233      ASSOCIATED BANC-CORP .............................           797
   14,700    * ASSOCIATES FIRST CAP. RESIDUAL VALUE .............             0
   17,145      ASTORIA FINANCIAL CORP ...........................           931
  128,416    * AUTONATION, INC ..................................           770
   25,422      AVALONBAY COMMUNITIES, INC .......................         1,274
      222    * AXA (SPON ADR) ...................................            16
    3,800      BALDWIN & LYONS, INC (CLASS B) ...................            88
      306      BANCFIRST CORP ...................................            12
   32,237      BANCORPSOUTH, INC ................................           393
   38,900      BANCWEST CORP ....................................         1,016
  630,298      BANK OF AMERICA CORP .............................        28,915
    3,500      BANK OF GRANITE CORP .............................            81
  282,920      BANK OF NEW YORK CO, INC .........................        15,614
  442,802      BANK ONE CORP ....................................        16,218
   12,400      BANK UNITED CORP (CLASS A) .......................           846
   55,334      BANKNORTH GROUP, INC .............................         1,103
   10,500      BAY VIEW CAPITAL CORP ............................            66
  153,230      BB&T CORP ........................................         5,717
   40,752      BEAR STEARNS COS, INC ............................         2,066
    7,900      BEDFORD PROPERTY INVESTORS, INC ..................           160
    6,550      BERKELEY (W.R.) CORP .............................           309
    6,900    * BLACKROCK, INC ...................................           290
    5,572      BLANCH (E.W.) HOLDINGS, INC ......................            97
    4,031    * BOK FINANCIAL CORP ...............................            86
   26,000      BOSTON PROPERTIES, INC ...........................         1,131
    7,000      BOYKIN LODGING CO ................................            60
   12,900      BRANDYWINE REALTY TRUST ..........................           267
   17,300      BRE PROPERTIES, INC (CLASS A) ....................           548
    1,300      BROOKLINE BANCORP, INC ...........................            15
    8,500      BROWN & BROWN, INC ...............................           298
    3,500      BSB BANCORP, INC .................................            46
   11,800      BURNHAM PACIFIC PROPERTIES, INC ..................            55
      470    * CALIFORNIA FEDERAL BANK GOODWILL CERT ............             1
   14,600      CAMDEN PROPERTY TRUST ............................           489
    7,900      CAPITAL AUTOMOTIVE REIT ..........................           109
      300      CAPITAL CITY BANK GROUP, INC .....................             7
   75,176      CAPITAL ONE FINANCIAL CORP .......................         4,948
   27,600      CAPITOL FEDERAL FINANCIAL ........................           462
    6,700      CAPSTEAD MORTGAGE CORP ...........................            73
   25,300      CARRAMERICA REALTY CORP ..........................           792
    9,769      CASH AMERICA INTERNATIONAL, INC ..................            43
   40,500    * CATELLUS DEVELOPMENT CORP ........................           709
    2,900      CATHAY BANCORP, INC ..............................           171
    8,497    * CB RICHARD ELLIS SERVICES GROUP, INC .............           124
    9,502      CBL & ASSOCIATES PROPERTIES, INC .................           241
    7,100    * CCC INFORMATION SERVICES GROUP, INC ..............            44
    7,900      CENTERPOINT PROPERTIES CORP ......................           373
   15,069      CENTURA BANKS, INC ...............................           727
    4,200      CENTURY SOUTH BANKS, INC .........................           141
    8,200      CHARLES E. SMITH RESIDENTIAL REALTY, INC .........           385
    6,000      CHARTER MUNICIPAL MORTGAGE ACCEPTANCE CO .........            81
   80,361      CHARTER ONE FINANCIAL, INC .......................         2,320
    8,200      CHATEAU COMMUNITIES, INC .........................           250
    6,100      CHELSEA PROPERTY GROUP, INC ......................           225
    4,468      CHEMICAL FINANCIAL CORP ..........................           104
   10,329      CHITTENDEN CORP ..................................           313
   15,364    * CHOICEPOINT, INC .................................         1,007
   66,493      CHUBB CORP .......................................         5,752
   57,709      CINCINNATI FINANCIAL CORP ........................         2,283
   76,500      CIT GROUP, INC (CLASS A) .........................         1,540
1,926,887      CITIGROUP, INC ...................................        98,392
   17,948      CITIZENS BANKING CORP (MICHIGAN) .................           522
    3,000      CITY BANK LYNNWOOD (WASHINGTON) ..................            64
   15,500      CITY NATIONAL CORP ...............................           602
    9,200    * CNA FINANCIAL CORP ...............................           357
    9,618      CNA SURETY CORP ..................................           137
    6,600    * COAST FEDERAL LITIGATION CONTINGENT RTS ..........             9
   37,700      COLONIAL BANCGROUP, INC ..........................           405
    8,500      COLONIAL PROPERTIES TRUST ........................           222
   43,741      COMDISCO, INC ....................................           500
   59,800      COMERICA, INC ....................................         3,551
   11,970      COMMERCE BANCORP, INC ............................           818
   24,010      COMMERCE BANCSHARES, INC .........................         1,020
    9,800      COMMERCE GROUP, INC ..............................           266
   20,800      COMMERCIAL FEDERAL CORP ..........................           404
   14,087      COMMERCIAL NET LEASE REALTY, INC .................           144
   18,900      COMMUNITY FIRST BANKSHARES, INC ..................           357
   46,325      COMPASS BANCSHARES, INC ..........................         1,106
    4,700    * COMPUCREDIT CORP .................................            85
  124,077      CONSECO, INC .....................................         1,636
   14,900      CORNERSTONE REALTY INCOME TRUST, INC .............           157
   40,600    * CORRECTIONS CORP OF AMERICA ......................            14
    3,500      CORUS BANKSHARES, INC ............................           173
   43,919      COUNTRYWIDE CREDIT INDUSTRIES, INC ...............         2,207
   15,118      COUSINS PROPERTIES, INC ..........................           422
    1,200      CPB, INC .........................................            33
    8,159      CRAWFORD & CO (CLASS B) ..........................            95

 32 o 2000 CREF Annual Report         SEE NOTES TO FINANCIAL STATEMENTS

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------

SHARES                                                              VALUE (000)
------                                                              -----------
FINANCIAL SERVICES--(CONTINUED)
    4,800     * CREDIT ACCEPTANCE CORP ...........................   $        29
   34,500       CRESCENT REAL ESTATE EQUITIES CO .................           768
    1,040     * CRESECENT OPERATING, INC .........................             1
    6,610     * CRESTLINE CAPITAL CORP ...........................           170
    7,500     * CSK AUTO CORP ....................................            29
   19,800       CULLEN FROST BANKERS, INC ........................           828
    4,567       CVB FINANCIAL CORP ...............................            78
    4,700       DAIN RAUSCHER CORP ...............................           445
    5,642     * DELPHI FINANCIAL GROUP, INC (CLASS A) ............           217
   23,700       DEVELOPERS DIVERSIFIED REALTY CORP ...............           316
   46,500       DIME BANCORP, INC ................................         1,375
    4,400       DIME COMMUNITY BANCSHARES ........................           111
    7,800     * DLJ DIRECT, INC ..................................            29
   13,953       DORAL FINANCIAL CORP .............................           337
    8,160       DOWNEY FINANCIAL CORP ............................           449
   48,736       DUKE-WEEKS REALTY CORP ...........................         1,200
   85,015     * E TRADE GROUP, INC ...............................           627
    8,700       EAST WEST BANCORP, INC ...........................           217
    6,300       EASTGROUP PROPERTIES, INC ........................           141
   22,500       EATON VANCE CORP .................................           726
   31,450       EDWARDS (A.G.), INC ..............................         1,492
    1,800     * ELECTRO RENT CORP ................................            25
   11,000       ENHANCE FINANCIAL SERVICES GROUP, INC ............           170
    5,600       ENTERTAINMENT PROPERTIES TRUST ...................            62
  115,728       EQUITY OFFICE PROPERTIES TRUST ...................         3,776
   50,268       EQUITY RESIDENTIAL PROPERTIES TRUST CO ...........         2,780
   23,800       ERIE INDEMNITY CO (CLASS A) ......................           710
    7,000       ESSEX PROPERTY TRUST, INC ........................           383
    1,445       F & M BANCORP, INC (MARYLAND) ....................            30
    9,467       F & M NATIONAL CORP ..............................           247
    7,906       F.N.B. CORP ......................................           166
      100     * FARM FAMILY HOLDINGS, INC ........................             4
    1,400       FARMERS CAPITAL BANK CORP ........................            39
    3,953       FBL FINANCIAL GROUP, INC (CLASS A) ...............            69
   15,100       FEDERAL REALTY INVESTMENT TRUST ..................           287
   31,900       FEDERATED INVESTORS, INC (CLASS B) ...............           929
  265,741       FHLMC ............................................        18,303
   20,370       FIDELITY NATIONAL FINANCIAL, INC .................           752
  144,801       FIFTH THIRD BANCORP ..............................         8,652
    4,100     * FINANCIAL FEDERAL CORP ...........................            98
   21,909       FINOVA GROUP, INC ................................            21
   21,000       FIRST AMERICAN CORP ..............................           690
   10,700       FIRST BANCORP (PUERTO RICO) ......................           253
      700       FIRST BUSEY CORP .................................            14
    4,200       FIRST CHARTER CORP ...............................            62
    2,800       FIRST CITIZENS BANCSHARES, INC (CLASS A) .........           226
   21,922       FIRST COMMONWEALTH FINANCIAL CORP ................           219
    3,900       FIRST FEDERAL CAPITAL CORP .......................            57
   13,084       FIRST FINANCIAL BANCORP ..........................           222
    3,160       FIRST FINANCIAL BANKSHARES, INC ..................            99
    1,400       FIRST FINANCIAL CORP (INDIANA) ...................            45
    4,100       FIRST FINANCIAL HOLDINGS, INC ....................            81
    1,300       FIRST INDIANA CORP ...............................            31
    3,100       FIRST MERCHANTS CORP .............................            70
   15,600       FIRST MIDWEST BANCORP, INC .......................           449
    3,000       FIRST NIAGARA FINANCIAL GROUP, INC ...............            32
   11,500       FIRST SENTINEL BANCORP, INC ......................           132
    2,908       FIRST SOURCE CORP ................................            53
   49,300       FIRST TENNESSEE NATIONAL CORP ....................         1,427
  380,166       FIRST UNION CORP .................................        10,573
   17,650       FIRST VIRGINIA BANKS, INC ........................           847
    3,200       FIRST WASHINGTON REALTY TRUST, INC ...............            83
  364,035       FIRSTAR CORP .....................................         8,464
    6,550     * FIRSTFED FINANCIAL CORP ..........................           212
   31,088       FIRSTMERIT CORP ..................................           831
  351,600       FLEETBOSTON FINANCIAL CORP .......................        13,207
  390,595       FNMA .............................................        33,884
   21,675       FRANCHISE FINANCE CORP OF AMERICA ................           505
   61,391       FRANKLIN RESOURCES, INC ..........................         2,339
   22,000       FREMONT GENERAL CORP .............................            62
    9,701     * FRIEDMAN, BILLINGS, RAMSEY GROUP, INC
                  (CLASS A) ......................................            64
    5,000       FRONTIER FINANCIAL CORP ..........................           125
   10,116     * FRONTLINE CAPITAL GROUP, INC .....................           135
   28,224       FULTON FINANCIAL CORP ............................           651
    2,100     * GABELLI ASSET MANAGEMENT, INC (CLASS A) ..........            70
    8,800       GABLES RESIDENTIAL TRUST .........................           246
   14,600       GALLAGHER (ARTHUR J.) & CO .......................           929
   17,294     * GARTNER GROUP, INC (CLASS A) .....................           119
   12,190     * GARTNER GROUP, INC (CLASS B) .....................            77
    4,100       GBC BANCORP ......................................           157
   19,900       GENERAL GROWTH PROPERTIES, INC ...................           720
   11,500       GLENBOROUGH REALTY TRUST, INC ....................           200
    9,100       GLIMCHER REALTY TRUST ............................           114
   13,600     * GOLDEN STATE BANCORP WTS .........................            16
   26,100       GOLDEN STATE BANCORP, INC ........................           821
   49,000       GOLDEN WEST FINANCIAL CORP .......................         3,308
    5,600       GREAT AMERICAN FINANCIAL RESOURCES, INC ..........           107
    4,500       GREAT LAKES REIT, INC ............................            78
   15,300       GREATER BAY BANCORP ..............................           627
   32,838       GREENPOINT FINANCIAL CORP ........................         1,344
    2,800       HANCOCK HOLDINGS CO ..............................           107
    6,200       HARBOR FLORIDA BANCSHARES, INC ...................            93
    6,300       HARLEYSVILLE GROUP, INC ..........................           184
    1,821       HARLEYSVILLE NATIONAL CORP .......................            63
   86,200       HARTFORD FINANCIAL SERVICES GROUP, INC ...........         6,088
   16,300       HCC INSURANCE HOLDINGS, INC ......................           439
   18,316       HEALTH CARE PROPERTY INVESTORS, INC ..............           547
   11,201       HEALTH CARE REIT, INC ............................           182
   15,300       HEALTHCARE REALTY TRUST, INC .....................           325
   13,909       HELLER FINANCIAL, INC (CLASS A) ..................           427
   60,668       HIBERNIA CORP (CLASS A) ..........................           774
   22,400       HIGHWOODS PROPERTIES, INC ........................           557
    5,000       HILB, ROGAL & HAMILTON CO ........................           199
    8,073       HOME PROPERTIES OF NEW YORK, INC .................           226
   25,100       HOOPER HOLMES, INC ...............................           278
   16,800       HORACE MANN EDUCATORS CORP .......................           359
   19,300       HOSPITALITY PROPERTIES TRUST .....................           437
   73,323       HOST MARRIOTT CORP (NEW) .........................           949
  180,978       HOUSEHOLD INTERNATIONAL, INC .....................         9,954
   50,200       HRPT PROPERTIES TRUST ............................           380
   20,600       HUDSON CITY BANCORP, INC .........................           417
   20,911       HUDSON UNITED BANCORP ............................           438
   96,224       HUNTINGTON BANCSHARES, INC .......................         1,558
   14,418       IMPERIAL BANCORP .................................           378
   25,800       INDEPENDENCE COMMUNITY BANK CORP .................           411
    2,479       INDEPENDENT BANK CORP ............................            31
   26,155     * INDYMAC BANCORP, INC .............................           772
   13,200       INNKEEPERS U.S.A. TRUST ..........................           146
    6,800     * INSIGNIA FINANCIAL GROUP, INC ....................            81
      700     * INSURANCE AUTO AUCTIONS, INC .....................             8
    6,450       INTEGRA BANK CORP ................................           165
    4,500       INTERNATIONAL BANCSHARES CORP ....................           154
   10,657     * INVESTMENT TECHNOLOGY GROUP, INC .................           445
   11,400       INVESTORS FINANCIAL SERVICES CORP ................           980
   12,000       IRT PROPERTY CO ..................................            98
    2,600       IRWIN FINANCIAL CORP .............................            55
   32,725       ISTAR FINANCIAL, INC .............................           644
    5,300     * ITT EDUCATIONAL SERVICES, INC ....................           117
   13,650       JDN REALTY CORP ..................................           144
    9,300       JEFFERIES GROUP, INC (NEW) .......................           291

     SEE NOTES TO FINANCIAL STATEMENTS             2000 CREF Annual Report  o 33

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------

SHARES                                                              VALUE (000)
------                                                              -----------
FINANCIAL SERVICES--(CONTINUED)
   39,375      JEFFERSON-PILOT CORP ..............................    $   2,943
   38,600      JOHN HANCOCK FINANCIAL SERVICES, INC ..............        1,452
    2,600      JOHN NUVEEN CO (CLASS A) ..........................          150
   11,000    * JONES LANG LA SALLE ...............................          153
  560,372      JP MORGAN CHASE & CO ..............................       32,806
    5,700      JP REALTY, INC ....................................           90
    1,300      KANSAS CITY LIFE INSURANCE CO .....................           46
  163,139      KEYCORP ...........................................        4,568
   10,400      KILROY REALTY CORP ................................          292
   18,850      KIMCO REALTY CORP .................................          833
   33,500    * KNIGHT TRADING GROUP, INC .........................          467
    8,500      KOGER EQUITY, INC .................................          132
   14,100    * LABRANCHE & CO, INC ...............................          431
    5,200      LANDAMERICA FINANCIAL GROUP, INC ..................          210
   23,632      LEGG MASON, INC ...................................        1,288
   92,340      LEHMAN BROTHERS HOLDINGS, INC .....................        6,244
   14,400      LEUCADIA NATIONAL CORP ............................          510
    4,700      LEXINGTON CORPORATE PROPERTIES TRUST ..............           56
    6,100      LIBERTY CORP ......................................          248
    5,200      LIBERTY FINANCIAL COS, INC ........................          232
   73,300      LINCOLN NATIONAL CORP .............................        3,468
    9,450      LNR PROPERTY CORP .................................          208
   35,356      M & T BANK CORP ...................................        2,404
   12,800      MACERICH CO .......................................          246
   18,100      MACK-CALI REALTY CORP .............................          517
   12,680      MAF BANCORP, INC ..................................          361
    6,900      MANUFACTURED HOME COMMUNITIES, INC ................          200
    2,200    * MARKEL CORP .......................................          398
  103,980      MARSH & MCLENNAN COS, INC .........................       12,166
   39,856      MARSHALL & ILSLEY CORP ............................        2,026
   38,294      MBIA, INC .........................................        2,839
  283,905      MBNA CORP .........................................       10,487
    4,500      MEDALLION FINANCIAL CORP ..........................           66
    9,102      MEDICAL ASSURANCE, INC ............................          152
   53,763    * MEDITRUST CORP PAIRED .............................          138
  187,004      MELLON FINANCIAL CORP .............................        9,198
   26,705      MERCANTILE BANKSHARES CORP ........................        1,153
    5,100      MERCHANTS NEW YORK BANCORP, INC ...................          128
   10,200      MERCURY GENERAL CORP ..............................          448
   14,000      MERISTAR HOSPITALITY CORP .........................          276
  308,600      MERRILL LYNCH & CO, INC ...........................       21,043
  108,300      METROPOLITAN LIFE INSURANCE CO ....................        3,791
      279    * MFN FINANCIAL CORP ................................            1
      324    * MFN FINANCIAL CORP WTS SERIES A 03/23/02 ..........            0
      324    * MFN FINANCIAL CORP WTS SERIES B 03/23/03 ..........            0
      324    * MFN FINANCIAL CORP WTS SERIES C 03/23/04 ..........            0
    4,100      MGI PROPERTIES, INC ...............................            3
   40,700      MGIC INVESTMENT CORP ..............................        2,745
    7,800      MID-AMERICA APARTMENT COMMUNITIES, INC ............          176
    2,921      MID-AMERICA BANCORP ...............................           66
      300      MIDLAND CO ........................................            8
    3,800      MID-STATE BANCSHARES ..............................          135
    5,890      MILLS CORP ........................................           98
    1,600      MISSISSIPPI VALLEY BANCSHARES, INC ................           47
   17,900      MONY GROUP, INC ...................................          885
    8,300      MORGAN KEEGAN, INC ................................          220
  436,652      MORGAN STANLEY DEAN WITTER & CO ...................       34,605
  233,146      NATIONAL CITY CORP ................................        6,703
   77,880      NATIONAL COMMERCE BANCORP .........................        1,928
    7,400      NATIONAL HEALTH INVESTORS, INC ....................           55
    4,877      NATIONAL PENN BANCSHARES, INC .....................           98
      500    * NATIONAL WESTERN LIFE INSURANCE CO ................           52
    9,000    * NATIONSRENT, INC ..................................           14
    9,100      NATIONWIDE FINANCIAL SERVICES, INC (CLASS A) ......          432
   17,400      NATIONWIDE HEALTH PROPERTIES, INC .................          224
    6,015      NBT BANCORP, INC ..................................           88
   10,200    * NETBANK, INC ......................................           67
   14,500      NEUBERGER BERMAN, INC .............................        1,175
   33,415      NEW PLAN EXCEL REALTY TRUST .......................          439
   12,300    * NEXTCARD, INC .....................................           98
   65,568      NORTH FORK BANCORP, INC ...........................        1,611
   79,820      NORTHERN TRUST CORP ...............................        6,510
    2,400      NORTHWEST BANCORP, INC ............................           22
    7,700      NY COMMUNITY BANCORP ..............................          283
    4,000      OCEANFIRST FINANCIAL CORP .........................           99
   13,000    * OCWEN FINANCIAL CORP ..............................           83
   22,900      OHIO CASUALTY CORP ................................          229
   52,385      OLD KENT FINANCIAL CORP ...........................        2,292
   22,360      OLD NATIONAL BANCORP ..............................          669
   44,925      OLD REPUBLIC INTERNATIONAL CORP ...................        1,438
    2,200      OMEGA FINANCIAL CORP ..............................           59
    3,533      ORIENTAL FINANCIAL GROUP, INC .....................           47
   10,100      PACIFIC CAPITAL BANCORP ...........................          284
   30,200      PACIFIC CENTURY FINANCIAL CORP ....................          534
    7,200      PACIFIC GULF PROPERTIES, INC ......................           44
    4,900      PACIFIC NORTHWEST BANCORP .........................           68
    8,986      PAN PACIFIC RETAIL PROPERTIES, INC ................          201
    3,445      PARK NATIONAL CORP ................................          309
    3,900      PARKWAY PROPERTIES, INC ...........................          116
    4,700      PENNSYLVANIA REAL ESTATE INVESTMENT TRUST .........           90
   10,500      PEOPLES BANK OF BRIDGEPORT CO .....................          272
    4,500      PFF BANCORP, INC ..................................           94
    2,600    * PHILADELPHIA CONSOLIDATED HOLDINGS CORP ...........           80
   14,694      PHOENIX INVESTMENT PARTNERS LTD ...................          231
      500    * PICO HOLDINGS, INC ................................            6
    5,100      PMA CAPITAL CORP (CLASS A) ........................           88
   11,450      PMI GROUP, INC ....................................          775
  110,739      PNC FINANCIAL SERVICES GROUP, INC .................        8,091
   52,070      POPULAR, INC ......................................        1,370
   15,133      POST PROPERTIES, INC ..............................          568
    6,100      PREMIER NATIONAL BANCORP, INC .....................          127
   13,800      PRENTISS PROPERTIES TRUST .........................          372
    9,100      PRESIDENTIAL LIFE CORP ............................          136
    3,500      PRIME GROUP REALTY TRUST ..........................           50
   20,316      PROGRESSIVE CORP ..................................        2,105
   35,193      PROLOGIS TRUST ....................................          783
    4,255      PROMISTAR FINANCIAL CORP ..........................           74
   20,600      PROTECTIVE LIFE CORP ..............................          664
   10,888      PROVIDENT BANKSHARES CORP .........................          227
    8,400      PROVIDENT FINANCIAL GROUP, INC ....................          315
  108,988      PROVIDIAN FINANCIAL CORP ..........................        6,267
    8,800      PS BUSINESS PARKS, INC ............................          245
   31,852      PUBLIC STORAGE, INC ...............................          774
   13,486      RADIAN GROUP, INC .................................        1,012
   15,400      RAYMOND JAMES FINANCIAL CORP ......................          537
   10,100      REALTY INCOME CORP ................................          251
   21,113      RECKSON ASSOCIATES REALTY CORP ....................          531
   12,700      REGENCY REALTY CORP ...............................          301
   83,830      REGIONS FINANCIAL CORP ............................        2,290
    7,000      REINSURANCE GROUP OF AMERICA, INC .................          249
   31,100    * RELIANCE GROUP HOLDINGS, INC ......................            0
   18,914      REPUBLIC BANCORP, INC .............................          205
   18,600      REPUBLIC SECURITY FINANCIAL CORP ..................          134
   11,600      RFS HOTEL INVESTORS, INC ..........................          152
   10,300      RICHMOND COUNTY FINANCIAL CORP ....................          269
   11,800      RIGGS NATIONAL CORP ...............................          164
    3,000      RLI CORP ..........................................          134
   27,735      ROSLYN BANCORP, INC ...............................          758
    9,600      S & T BANCORP, INC ................................          208
   48,700      SAFECO CORP .......................................        1,601

 34 o 2000 CREF Annual Report         SEE NOTES TO FINANCIAL STATEMENTS

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------

SHARES                                                              VALUE (000)
------                                                              -----------
FINANCIAL SERVICES--(CONTINUED)
    2,100       SANDY SPRING BANCORP, INC ........................    $       48
    2,700       SANTANDER BANCORP ................................            52
    3,800       SAUL CENTERS, INC ................................            71
  412,855       SCHWAB (CHARLES) CORP ............................        11,715
    4,400       SCPIE HOLDINGS, INC ..............................           104
    9,600       SEACOAST FINANCIAL SERVICES CORP .................           115
   12,700     * SECURITY CAPITAL GROUP, INC (CLASS B) ............           255
   14,400       SEI INVESTMENTS CO ...............................         1,613
   11,200       SELECTIVE INSURANCE GROUP, INC ...................           272
    9,320       SENIOR HOUSING PROPERTIES TRUST ..................            87
    1,311       SHORELINE FINANCIAL CORP .........................            20
   16,300     * SILICON VALLEY BANCSHARES ........................           563
   39,956       SIMON PROPERTY GROUP, INC ........................           959
   32,501       SKY FINANCIAL GROUP, INC .........................           544
    8,300       SL GREEN REALTY CORP .............................           232
   16,467       SOUTH FINANCIAL GROUP, INC .......................           218
   64,400       SOUTHTRUST CORP ..................................         2,620
   10,900     * SOUTHWEST BANCORP OF TEXAS, INC ..................           468
    8,161       SOUTHWEST SECURITIES GROUP, INC ..................           211
   85,960       SOVEREIGN BANCORP, INC ...........................           698
    6,000       SOVRAN SELF STORAGE, INC .........................           119
   22,500       SPIEKER PROPERTIES, INC ..........................         1,128
   82,681       ST. PAUL COS, INC ................................         4,491
   12,200       STANCORP FINANCIAL GROUP, INC ....................           583
   72,926       STARWOOD HOTELS & RESORTS WORLDWIDE, INC .........         2,571
    2,600       STATE AUTO FINANCIAL CORP ........................            46
   61,800       STATE STREET CORP ................................         7,676
   14,300       STATEN ISLAND BANCORP, INC .......................           306
   10,000       STERLING BANCSHARES, INC .........................           198
    4,000     * STEWART INFORMATION SERVICES CORP ................            89
   85,100       STILWELL FINANCIAL, INC ..........................         3,356
   10,300       STORAGE U.S.A., INC ..............................           327
    2,000       STUDENT LOAN CORP ................................           109
   66,471       SUMMIT BANCORP ...................................         2,538
    9,580       SUMMIT PROPERTIES, INC ...........................           249
    6,700       SUN COMMUNITIES, INC .............................           224
   98,459       SUNTRUST BANKS, INC ..............................         6,203
   16,380       SUSQUEHANNA BANCSHARES, INC ......................           270
   97,687       SYNOVUS FINANCIAL CORP ...........................         2,631
   13,900     * SYNTROLEUM CORP ..................................           236
   39,700       T ROWE PRICE GROUP, INC ..........................         1,678
   12,800       TAUBMAN CENTERS, INC .............................           140
   30,700       TCF FINANCIAL CORP ...............................         1,368
   23,200     * TD WATERHOUSE GROUP ..............................           307
    5,720       TEXAS REGIONAL BANCSHARES, INC (CLASS A) .........           186
   69,000       THE GOLDMAN SACHS GROUP, INC .....................         7,379
   48,200       TORCHMARK CORP ...................................         1,853
    6,100       TOWN & COUNTRY TRUST .............................           118
    9,600     * TRAMMELL CROW CO .................................           130
    6,750       TRANSATLANTIC HOLDINGS, INC ......................           715
    5,100     * TRIAD GUARANTY, INC ..............................           169
    5,300       TRUST CO OF NEW JERSEY ...........................            67
   23,540       TRUSTCO BANK CORP (NEW YORK) .....................           287
   22,100       TRUSTMARK CORP ...................................           464
    6,643       TUCKER ANTHONY SUTRO CORP ........................           163
  287,962       U.S. BANCORP .....................................         8,405
    3,486       U.S.B. HOLDINGS CO, INC ..........................            44
       11       UBS AG. (REGD) ...................................             2
    3,600       UCBH HOLDINGS, INC ...............................           168
   10,300     * UICI .............................................            61
    6,094       UMB FINANCIAL CORP ...............................           228
   51,543       UNION PLANTERS CORP ..............................         1,843
   21,821       UNIONBANCAL CORP .................................           525
   13,700       UNITED BANKSHARES, INC ...........................           291
   12,600       UNITED COMMUNITY FINANCIAL CORP (OHIO) ...........            87
   39,207       UNITED DOMINION REALTY TRUST, INC ................           424
    5,549       UNITED NATIONAL BANCORP ..........................           106
   12,511     * UNITED RENTALS, INC ..............................           168
   28,400     * UNITEDGLOBALCOM, INC (CLASS A) ...................           387
   17,300       UNITRIN, INC .....................................           703
   80,607       UNUMPROVIDENT CORP ...............................         2,166
   62,791       USA EDUCATION, INC ...............................         4,270
    4,600       VALHI, INC .......................................            53
   23,133       VALLEY NATIONAL BANCORP ..........................           771
   23,700       VORNADO REALTY TRUST .............................           908
   16,600       W HOLDING CO, INC ................................           193
   77,906       WACHOVIA CORP ....................................         4,528
   31,587       WADDELL & REED FINANCIAL, INC (CLASS A) ..........         1,188
   19,837       WASHINGTON FEDERAL, INC ..........................           564
  204,880       WASHINGTON MUTUAL, INC ...........................        10,871
   15,200       WASHINGTON REAL ESTATE INVESTMENT TRUST ..........           359
   18,800       WEBSTER FINANCIAL CORP ...........................           532
   10,200       WEINGARTEN REALTY INVESTORS, INC .................           446
  657,121       WELLS FARGO CO ...................................        36,593
    6,400       WESBANCO, INC ....................................           150
      430       WESCO FINANCIAL CORP .............................           121
   13,900       WESTAMERICA BANCORP ..............................           598
    3,840       WESTCORP .........................................            58
   13,000       WESTFIELD AMERICA, INC ...........................           188
    1,000     * WFS FINANCIAL, INC ...............................            19
    9,000       WHITNEY HOLDINGS CORP ............................           327
   12,500       WILMINGTON TRUST CORP ............................           776
   38,700     * WIT SOUNDVIEW GROUP, INC .........................           139
   53,789     * WYNDHAM INTERNATIONAL, INC (CLASS A) .............            94
    3,500       ZENITH NATIONAL INSURANCE CORP ...................           103
   33,300       ZIONS BANCORP ....................................         2,079
                                                                        --------
                TOTAL FINANCIAL SERVICES .........................       900,042
                                                                        --------
HEALTH CARE--15.06%
  592,724       ABBOTT LABORATORIES CO ...........................        28,710
   25,500     * ABGENIX, INC .....................................         1,506
    5,600     * ABIOMED, INC .....................................           136
    4,600     * ACCREDO HEALTH, INC ..............................           231
    3,800     * ACLARA BIOSCIENCES, INC ..........................            41
   10,000     * ADVANCE PCS ......................................           455
   24,300     * ADVANCED TISSUE SCIENCES, INC ....................            74
   53,037       AETNA, INC (NEW) .................................         2,178
   14,500     * AFFYMETRIX, INC ..................................         1,079
    7,100     * ALBANY MOLECULAR RESEARCH, INC ...................           438
    5,800     * ALEXION PHARMACEUTICALS, INC .....................           377
   19,400     * ALKERMES, INC ....................................           609
   50,314       ALLERGAN, INC ....................................         4,871
   18,800     * ALLIANCE PHARMACEUTICAL CORP .....................           162
    1,900     * ALLOS THERAPEUTICS, INC ..........................            15
    7,500     * ALLSCRIPTS, INC ..................................            70
    9,541       ALPHARMA, INC (CLASS A) ..........................           419
   72,408     * ALZA CORP ........................................         3,077
  502,170       AMERICAN HOME PRODUCTS CORP ......................        31,913
    8,400     * AMERIPATH, INC ...................................           210
   19,700     * AMERISOURCE HEALTH CORP (CLASS A) ................           995
  393,900     * AMGEN, INC .......................................        25,185
   21,400     * AMYLIN PHARMACEUTICALS, INC ......................           169
   14,400     * ANDRX CORP .......................................           833
    1,400     * ANTIGENICS, INC ..................................            15
    4,900     * APHTON CORP ......................................            88
   40,000     * APOGENT TECHNOLOGIES, INC ........................           820
   80,100       APPLERA CORP (APPLIED BIOSYSTEMS GROUP) ..........         7,534
   22,400     * APPLERA CORP (CELERA GENOMICS GROUP) .............           805
   15,200     * APRIA HEALTHCARE GROUP, INC ......................           452
    6,900     * ARADIGM CORP .....................................           101


     SEE NOTES TO FINANCIAL STATEMENTS             2000 CREF Annual Report  o 35

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------

SHARES                                                              VALUE (000)
------                                                              -----------
HEALTH CARE--(CONTINUED)
   9,600      * ARIAD PHARMACEUTICAL, INC ........................... $       46
   4,300        ARROW INTERNATIONAL, INC ............................        162
   7,500      * ARTHROCARE CORP .....................................        146
   1,400      * ASPECT MEDICAL SYSTEMS, INC .........................         12
   4,200      * ASSISTED LIVING CONCEPTS, INC .......................          1
   8,400      * ATS MEDICAL, INC ....................................        119
   7,800      * AURORA BIOSCIENCE CORP ..............................        245
  18,800      * AVANT IMMUNOTHERAPEUTICS, INC .......................        129
   6,300      * AVIGEN, INC .........................................        131
   7,900      * AVIRON, INC .........................................        528
  19,413        BARD (C.R.), INC ....................................        904
   7,800      * BARR LABORATORIES, INC ..............................        569
  19,100        BAUSCH & LOMB, INC ..................................        772
 111,713      * BAXTER INTERNATIONAL, INC ...........................      9,866
   2,200      * BAXTER INTERNATIONAL, INC CVR .......................          0
  21,000        BECKMAN COULTER, INC ................................        881
  96,678        BECTON DICKINSON & CO ...............................      3,347
  51,434        BERGEN BRUNSWIG CORP (CLASS A) ......................        814
  39,272      * BEVERLY ENTERPRISES, INC ............................        322
   9,928        BINDLEY WESTERN INDUSTRIES, INC .....................        413
   4,800      * BIOCRYST PHARMACEUTICALS, INC .......................         32
  56,300      * BIOGEN, INC .........................................      3,382
   4,500      * BIOMARIN PHARMACEUTICAL, INC ........................         44
  75,200        BIOMET, INC .........................................      2,985
   5,100      * BIOPURE CORP ........................................        102
   3,133      * BIO-RAD LABORATORIES, INC (CLASS A) .................        100
   5,300      * BIOSITE DIAGNOSTICS, INC ............................        214
  20,800      * BIO-TECHNOLOGY GENERAL CORP .........................        147
   2,500      * BONE CARE INTERNATIONAL, INC ........................         43
 107,742      * BOSTON SCIENTIFIC CORP ..............................      1,475
 749,352        BRISTOL MYERS SQUIBB CO .............................     55,405
   1,900      * CALIPER TECHNOLOGIES CORP ...........................         89
 106,961        CARDINAL HEALTH, INC ................................     10,656
   5,800      * CARDIODYNAMICS INTERNATIONAL CORP ...................         20
  87,619      * CAREMARK RX, INC ....................................      1,188
  12,900      * CELL GENESYS, INC ...................................        294
  10,400      * CELL PATHWAYS, INC ..................................         49
  11,100      * CELL THERAPEUTICS, INC ..............................        500
  17,300      * CELSION CORP ........................................         17
  15,596      * CEPHALON, INC .......................................        987
   9,700      * CERNER CORP .........................................        449
   3,800      * CERUS CORP ..........................................        286
  41,328      * CHIRON CORP .........................................      1,839
   4,900      * CHROMAVISION MEDICAL SYSTEMS, INC ...................         13
  59,637        CIGNA CORP ..........................................      7,890
   2,400      * CLOSURE MEDICAL CORP ................................         86
  10,300      * COHERENT, INC .......................................        335
   2,500      * COLLATERAL THERAPEUTICS, INC ........................         44
   9,100      * COLUMBIA LABORATORIES, INC ..........................         39
   5,500      * CONMED CORP .........................................         94
  11,100      * CONNETICS CORP ......................................         51
   5,500        COOPER COS, INC .....................................        219
  18,800      * COR THERAPEUTICS, INC ...............................        662
  15,321      * CORIXA CORP .........................................        427
   1,700      * CORVEL CORP .........................................         59
  21,850      * COVANCE, INC ........................................        235
  22,700      * COVENTRY HEALTH CARE, INC ...........................        606
   5,850      * CRYOLIFE, INC .......................................        177
  10,300      * CUBIST PHARMACEUTICALS, INC .........................        299
  10,900      * CURAGEN CORP ........................................        298
   6,100      * CV THERAPEUTICS, INC ................................        432
  18,400      * CYBER-CARE, INC .....................................         39
   6,400      * CYBERONICS, INC .....................................        149
   9,200      * CYGNUS, INC .........................................         45
  28,600      * CYTOGEN CORP ........................................         67
  14,200      * CYTYC CORP ..........................................        888
   5,000        DATASCOPE CORP ......................................        171
  28,010      * DAVITA, INC .........................................        480
  11,750      * DENDRITE INTERNATIONAL, INC .........................        263
  16,700        DENTSPLY INTERNATIONAL, INC .........................        653
   5,100        DIAGNOSTIC PRODUCTS CORP ............................        279
   2,500      * DIAMETRICS MEDICAL, INC .............................         15
   4,200      * DIGENE CORP .........................................        188
   2,900      * DIVERSA CORP ........................................         52
   5,100      * DUSA PHARMACEUTICALS, INC ...........................         86
   3,700      * DVI, INC ............................................         63
   1,800      * EBENX CORP ..........................................         12
  14,110      * ECLIPSYS CORP .......................................        346
  22,122      * EDWARDS LIFESCIENCES CORP ...........................        393
  14,300      * ELAN CORP CONTINGENT VALUE RIGHT ....................         11
   6,200      * EMISPHERE TECHNOLOGIES, INC .........................        155
   2,100      * ENDO PHARMACEUTICALS, INC WTS 12/31/02 ...... .......          1
   3,800      * ENDOCARE, INC .......................................         48
   5,900      * ENTREMED, INC .......................................        102
   8,584      * ENZO BIOCHEM, INC ...................................        214
  15,800      * ENZON, INC ..........................................        981
   3,500      * EXELIXIS, INC .......................................         51
   8,200      * EXPRESS SCRIPTS, INC ................................        838
  18,500      * FIRST HEALTH GROUP CORP .............................        861
  15,300      * FISHER SCIENTIFIC INTERNATIONAL, INC ................        564
  33,400      * FOREST LABORATORIES, INC ............................      4,438
   5,400    b * FPA MEDICAL MANAGEMENT, INC .........................          0
  10,400      * GENE LOGIC, INC .....................................        191
  82,600      * GENENTECH, INC ......................................      6,732
   8,300      * GENOME THERAPEUTICS CORP ............................         58
     500      * GENOMIC SOLUTIONS, INC ..............................          4
   6,800      * GENTA, INC ..........................................         54
   4,772      * GENZYME CORP (BIOSURGERY DIVISION) ..................         41
  37,878      * GENZYME CORP (GENERAL DIVISION) .....................      3,407
   8,300      * GERON CORP ..........................................        128
  17,847      * GILEAD SCIENCES, INC ................................      1,480
   3,400      * GLIATECH, INC .......................................         14
 117,264      * GUIDANT CORP ........................................      6,325
   9,800      * HAEMONETICS CORP ....................................        303
 203,062        HCA-THE HEALTHCARE CO ...............................      8,937
  92,003      * HEALTH MANAGEMENT ASSOCIATES, INC
                  (CLASS A) NEW .....................................      1,909
  39,571      * HEALTH NET, INC .....................................      1,036
 145,909      * HEALTHSOUTH CORP ....................................      2,380
  17,337        HILLENBRAND INDUSTRIES, INC .........................        893
  46,100      * HUMAN GENOME SCIENCES, INC ..........................      3,195
  59,775      * HUMANA, INC .........................................        912
   4,500      * HYSEQ, INC ..........................................         65
  15,700      * ICOS CORP ...........................................        815
  12,600      * IDEC PHARMACEUTICALS CORP ...........................      2,388
  13,100      * IDEXX LABORATORIES, INC .............................        288
   5,800      * IDX SYSTEMS CORP ....................................        145
   3,600      * IGEN INTERNATIONAL, INC .............................         44
   9,500      * ILEX ONCOLOGY, INC ..................................        250
  34,500      * IMATRON, INC ........................................         47
  24,600      * IMCLONE SYSTEMS, INC ................................      1,082
   9,300      * IMMUNE RESPONSE CORP ................................         24
  91,000      * IMMUNEX CORP ........................................      3,697
  14,600      * IMMUNOGEN, INC ......................................        313
  12,200      * IMMUNOMEDICS, INC ...................................        262
   6,000      * IMPATH, INC .........................................        399
 112,556        IMS HEALTH, INC .....................................      3,039
   4,900      * INAMED CORP .........................................        100
  20,900      * INCYTE GENOMICS, INC ................................        520
  13,300      * INHALE THERAPEUTIC SYSTEMS, INC .....................        672
  11,300      * INTEGRATED SILICON SOLUTION, INC ....................        162

36 o 2000 CREF Annual Report         SEE NOTES TO FINANCIAL STATEMENTS

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------

SHARES                                                              VALUE (000)
------                                                              -----------
 HEALTH CARE--(CONTINUED)
    2,800    * INTERMUNE PHARMACEUTICALS, INC .....................  $      125
    2,700    * INTRABIOTICS PHARMACEUTICALS, INC ..................          26
    9,400      INVACARE CORP ......................................         322
   15,508    * INVITROGEN CORP ....................................       1,340
   14,800    * ISIS PHARMACEUTICALS, INC ..........................         157
    6,200    * I-STAT CORP ........................................         164
   53,088    * IVAX CORP ..........................................       2,033
  532,627      JOHNSON & JOHNSON CO ...............................      55,959
   48,176    * KING PHARMACEUTICALS, INC ..........................       2,490
    3,700    * KOS PHARMACEUTICALS, INC ...........................          65
    6,983    * KV PHARMACEUTICAL CO (CLASS B) .....................         169
    6,518    * LABORATORY CORP OF AMERICA HOLDINGS ................       1,147
    3,800    * LEXICON GENETICS, INC ..............................          63
   12,271    * LIFEPOINT HOSPITALS, INC ...........................         615
   20,300    * LIGAND PHARMACEUTICALS CO (CLASS A) ................         284
  363,100      LILLY (ELI) & CO ...................................      33,791
   15,300    * LINCARE HOLDINGS, INC ..............................         873
    1,700    * LUMINEX CORP .......................................          44
    4,400    * LYNX THERAPEUTICS, INC .............................          40
   30,650    * MANOR CARE, INC ....................................         632
    9,900    * MATRIX PHARMACEUTICALS, INC ........................         170
    8,600    * MAXIM PHARMACEUTICALS, INC .........................          55
    4,300    * MAXIMUS, INC .......................................         150
    2,800    * MAXYGEN, INC .......................................          69
  108,557      MCKESSON HBOC, INC .................................       3,896
   27,600    * MEDAREX, INC .......................................       1,125
   11,500    * MEDICIS PHARMACEUTICAL CORP (CLASS A) ..............         680
   80,630    * MEDIMMUNE, INC .....................................       3,845
    5,548    * MEDQUIST, INC ......................................          89
  459,657      MEDTRONIC, INC .....................................      27,752
    7,900      MENTOR CORP ........................................         154
  883,776      MERCK & CO, INC ....................................      82,744
    6,300    * MGI PHARMA, INC ....................................         104
   16,500    * MID ATLANTIC MEDICAL SERVICES, INC .................         327
   72,300    * MILLENNIUM PHARMACEUTICALS, INC ....................       4,474
   17,700      MILLIPORE CORP .....................................       1,115
   16,300    * MINIMED, INC .......................................         685
    5,200    * MIRAVANT MEDICAL TECHNOLOGIES ......................          48
    6,200    * MOLECULAR DEVICES CORP .............................         424
    4,950      MORRISON MANAGEMENT SPECIALISTS, INC ...............         173
   47,750      MYLAN LABORATORIES, INC ............................       1,203
    7,500    * MYRIAD GENETICS, INC ...............................         621
   12,900    * NABI, INC ..........................................          60
    7,000    * NANOGEN, INC .......................................          63
    5,200    * NEOFORMA.COM, INC ..................................           4
    9,900    * NEORX CORP .........................................          52
    4,200    * NEOSE TECHNOLOGIES, INC ............................         139
    8,200    * NEUROCRINE BIOSCIENCES, INC ........................         272
    5,300    * NEUROGEN CORP ......................................         186
   15,100  b * NEUROMEDICAL SYSTEMS, INC ..........................           1
    2,700    * NEXELL THERAPEUTICS, INC ...........................           8
    7,300    * NOVEN PHARMACEUTICALS, INC .........................         273
    6,100    * NOVOSTE CORP .......................................         168
    9,000    * NPS PHARMACEUTICALS, INC ...........................         432
    6,100    * OCULAR SCIENCES, INC ...............................          71
   35,100      OMNICARE, INC ......................................         759
    8,800    * ON ASSIGNMENT, INC .................................         251
    2,600    * ORATEC INTERVENTIONS, INC ..........................          13
    2,300    * ORCHID BIOSCIENCES, INC ............................          32
   13,150    * ORGANOGENESIS, INC .................................         118
   15,600    * ORTHODONTIC CENTERS OF AMERICA, INC ................         488
   11,100    * OSI PHARMACEUTICALS, INC ...........................         889
   12,600      OWENS & MINOR, INC .................................         224
   32,300    * OXFORD HEALTH PLANS, INC ...........................       1,276
   11,003    * PACIFICARE HEALTH SYSTEMS, INC (CLASS A) ...........         165
    4,500    * PACKARD BIOSCIENCE CO ..............................          52
   46,700      PALL CORP ..........................................         995
    1,900    * PARADIGM GENETICS, INC .............................          19
    9,800    * PAREXEL INTERNATIONAL CORP .........................         106
   18,500    * PATTERSON DENTAL CO ................................         627
   11,467    * PER SE TECHNOLOGIES, INC ...........................          40
      180    * PER SE TECHNOLOGIES, INC WTS 07/08/03 ..............           0
   32,000    * PEREGRINE PHARMACEUTICALS, INC .....................          30
2,419,625      PFIZER, INC .......................................      111,303
    7,100    * PHARMACEUTICAL PRODUCT DEVELOPMENT, INC. ...........         353
  493,938      PHARMACIA CORP ....................................       30,130
    7,800    * PHARMACOPEIA, INC ..................................         170
    6,100    * PHARMACYCLICS, INC .................................         209
    1,000    * PHOTOGEN TECHNOLOGIES, INC .........................           2
    3,900    * POLYMEDIA CORP .....................................         130
    3,200    * PRAECIS PHARMACEUTICALS, INC .......................          94
    5,570    * PRIORITY HEALTHCARE CORP (CLASS A) .................         227
    3,100    * PRIORITY HEALTHCARE CORP (CLASS B) .................         127
   10,100    * PROCURENET, INC ....................................           2
    1,600    * PROFESSIONAL DETAILING, INC ........................         169
   16,400    * PROTEIN DESIGN LABORATORIES, INC ...................       1,425
   11,800    * PROVINCE HEALTHCARE CO .............................         465
   26,625    * PSS WORLD MEDICAL, INC .............................         133
   11,075    * QUEST DIAGNOSTICS, INC .............................       1,573
   44,012    * QUINTILES TRANSNATIONAL CORP .......................         922
   27,050    * QUORUM HEALTH GROUP, INC ...........................         426
    7,200    * REGENERON PHARMACEUTICALS, INC .....................         254
    5,000    * REHABCARE GROUP, INC ...............................         257
   17,500    * RENAL CARE GROUP, INC ..............................         480
    8,100    * RES-CARE, INC ......................................          36
   11,800    * RESMED, INC ........................................         471
   12,700    * RESPIRONICS, INC ...................................         362
    3,300    * RIBOZYME PHARMACEUTICALS, INC ......................          47
    6,000    * SANGSTAT MEDICAL CORP ..............................          71
    8,600    * SCHEIN (HENRY), INC ................................         298
  560,260      SCHERING-PLOUGH CORP ...............................      31,795
    5,000    * SCOTT TECHNOLOGIES, INC ............................         112
   26,300    * SEPRACOR, INC ......................................       2,107
    1,900    * SEQUENOM, INC ......................................          27
  103,593    * SERVICE CORP INTERNATIONAL .........................         181
   16,800    * SICOR, INC .........................................         243
    1,200    * SONIC INNOVATIONS, INC .............................           8
    3,433    * SONOSITE, INC ......................................          44
   32,112    * ST. JUDE MEDICAL, INC ..............................       1,973
    5,100    * STAAR SURGICAL CO ..................................          64
    1,000    * STAR SCIENTIFIC, INC ...............................           2
    5,300    * STERICYCLE, INC ....................................         202
   25,820    * STERIS CORP ........................................         416
   38,500      STEWART ENTERPRISES, INC (CLASS A) .................          73
   55,200    * STRYKER CORP .......................................       2,793
    6,900    * SUNRISE ASSISTED LIVING, INC .......................         173
   19,300    * SUNRISE TECHNOLOGIES INTERNATIONAL, INC. ...........          34
    9,900    * SUPERGEN, INC ......................................         137
    4,600    * SURMODICS, INC .....................................         169
   13,333    * SYBRON DENTAL SPECIALITES, INC .....................         225
    8,300    * SYNCOR INTERNATIONAL CORP ..........................         302
    2,950    * TANOX, INC .........................................         116
   10,100    * TARGETED GENETICS CORP .............................          68
  119,873      TENET HEALTHCARE CORP ..............................       5,327
   15,800    * TEXAS BIOTECHNOLOGY CORP ...........................         136
   11,600    * THERAGENICS CORP ...................................          58
    6,500    * THERMO CARDIOSYSTEMS, INC ..........................          57
    5,900    * THORATEC LABORATORIES CORP .........................          65
    8,900    * TITAN PHARMACEUTICALS, INC .........................         315
    7,600    * TRANSKARYOTIC THERAPIES, INC .......................         277
   13,071    * TRIAD HOSPITALS, INC ...............................         426


     SEE NOTES TO FINANCIAL STATEMENTS             2000 CREF Annual Report  o 37

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------

SHARES                                                              VALUE (000)
------                                                              -----------
HEALTH CARE--(CONTINUED)
   12,300    * TRIANGLE PHARMACEUTICALS, INC .....................   $       61
   14,400    * TRIGON HEALTHCARE, INC ............................        1,121
    6,000    * TRIMERIS, INC .....................................          329
    4,200    * TULARIK, INC ......................................          124
   10,600    * TWINLAB CORP ......................................           18
    5,500    * UNITED THERAPEUTICS CORP ..........................           81
  124,600      UNITEDHEALTH GROUP, INC ...........................        7,647
    9,000    * UNIVERSAL HEALTH SERVICES, INC (CLASS B) ..........        1,006
   27,366    * US ONCOLOGY, INC ..................................          173
   11,300    * VALENTIS, INC .....................................           81
   12,100    * VARIAN MEDICAL SYSTEMS, INC .......................          822
   12,400    * VARIAN, INC .......................................          420
   19,200    * VASOMEDICAL, INC ..................................           42
    3,100    * VAXGEN, INC .......................................           60
    4,900    * VENTANA MEDICAL SYSTEMS, INC ......................           91
   21,915      VENTAS, INC .......................................          123
    6,300    * VENTIV HEALTH, INC ................................           79
   22,500    * VERTEX PHARMACEUTICALS, INC .......................        1,609
    7,600    * VICAL, INC ........................................          141
   20,300    * VISX, INC .........................................          212
    2,100      VITAL SIGNS, INC ..................................           67
   12,400    * VIVUS, INC ........................................           27
   49,300    * WATERS CORP .......................................        4,117
   37,693    * WATSON PHARMACEUTICALS, INC .......................        1,929
  104,544    * WEBMD CORP ........................................          830
   23,534    * WELLPOINT HEALTH NETWORKS, INC ....................        2,712
    7,800      X-RITE, INC .......................................           61
    3,300    * ZOLL MEDICAL CORP .................................          116
                                                                     ----------
               TOTAL HEALTH CARE .................................      750,223
                                                                     ----------
 OTHER--1.39%
    3,400    * 4 KIDS ENTERTAINMENT, INC .........................           30
    6,343      ABM INDUSTRIES, INC ...............................          194
    6,100    * ACACIA RESEARCH CORP ..............................          109
    6,948    * ADMINSTAFF, INC ...................................          189
    6,700    * ADVO, INC .........................................          297
   17,800      ALEXANDER & BALDWIN, INC ..........................          467
    9,800      BANTA CORP ........................................          249
    5,600    * BELL & HOWELL CO ..................................           92
   35,221      BLOCK (H&R), INC ..................................        1,457
    7,300      BRADY CORP (CLASS A) ..............................          247
    4,500    * BRIGHT HORIZONS FAMILY SOLUTIONS, INC .............          118
    7,300    * CAREER EDUCATION CORP .............................          286
    4,500    * CDI CORP ..........................................           66
  277,664    * CENDANT CORP ......................................        2,673
    4,550      CENTRAL PARKING CORP ..............................           91
   20,500    * CENTURY BUSINESS SERVICES, INC ....................           23
   46,650      CINTAS CORP .......................................        2,481
    3,400    * CORINTHIAN COLLEGES, INC ..........................          129
    7,300    * CORPORATE EXECUTIVE BOARD CO ......................          290
    4,600    * COSTAR GROUP, INC .................................          109
   20,125      CRANE CO ..........................................          572
    1,500      CURTISS WRIGHT CORP ...............................           70
   23,000    * DEVRY, INC ........................................          868
   77,700      DOVER CORP ........................................        3,152
   31,074    * DUN & BRADSTREET CORP (NEW) .......................          804
    5,500    * EDISON SCHOOLS, INC ...............................          173
    7,800    * EDUCATION MANAGEMENT CORP .........................          279
    4,300    * ESCO TECHNOLOGIES, INC ............................           89
    8,581    * FIRST CONSULTING GROUP, INC .......................           41
   14,800      FIRST INDUSTRIAL REALTY TRUST, INC ................          503
    4,300    * FORRESTER RESEARCH, INC ...........................          215
   59,100      FORTUNE BRANDS, INC ...............................        1,773
    7,600    * FRITZ COS, INC ....................................           46
    3,670    * GENTIVA HEALTH SERVICES, INC ......................           49
   14,000    * GETTY IMAGES, INC .................................          448
   14,500    * GTECH HOLDINGS CORP ...............................          298
    3,500    * HALL KINION & ASSOCIATES, INC .....................           70
   22,750    * HA-LO INDUSTRIES, INC .............................           51
   11,800      HARLAND (JOHN H.) CO ..............................          167
    7,300    * HEIDRICK & STRUGGLES INTERNATIONAL,INC ............          307
  305,156      HONEYWELL INTERNATIONAL, INC ......................       14,438
    2,100    * HOTEL RESERVATIONS NETWORK, INC (CLASS A) .........           60
    6,800    * HOTJOBS.COM LTD ...................................           78
   12,400    * INFOUSA, INC ......................................           42
   30,900      ITT INDUSTRIES, INC ...............................        1,197
   11,900      JOHNS MANVILLE CORP ...............................          154
    6,200      KELLY SERVICES, INC (CLASS A) .....................          146
   14,400    * KORN FERRY INTERNATIONAL ..........................          306
   12,800    * LABOR READY, INC ..................................           42
   26,000      LIBERTY PROPERTY TRUST CO .........................          743
   12,500    * LITTON INDUSTRIES, INC ............................          984
   25,166      LOEWS CORP ........................................        2,606
    1,900    * MANAGEMENT NETWORK GROUP, INC .....................           23
   28,900      MANPOWER, INC .....................................        1,098
    4,800      MATTHEWS INTERNATIONAL CORP (CLASS A) .............          152
    3,200      MCGRATH RENTCORP ..................................           62
    4,400    * MEMBERWORKS, INC ..................................           94
   26,900    * METROMEDIA INTERNATIONAL GROUP, INC ...............           70
    3,700    * MODEM MEDIA, INC ..................................           12
   34,677    * MODIS PROFESSIONAL SERVICES, INC ..................          143
   61,848      MOODYS CORP .......................................        1,589
   15,700      NATIONAL SERVICE INDUSTRIES, INC ..................          403
   17,000    * NAVIGANT CONSULTING CO ............................           65
    7,300    * NCO GROUP, INC ....................................          222
    4,616      NEW ENGLAND BUSINESS SERVICES, INC ................           84
   10,700    * OFFSHORE LOGISTICS, INC ...........................          231
    2,000    * ORGANIC, INC ......................................            2
   19,596      PITTSTON CO .......................................          389
    7,200    * PREPAID LEGAL SERVICES, INC .......................          184
    7,600    * PROSOFTTRAINING.COM ...............................           92
   12,689    * R.H. DONNELLEY CORP ...............................          309
    8,857    * RENT WAY, INC .....................................           39
   67,800    * ROBERT HALF INTERNATIONAL, INC ....................        1,797
    7,800      ROLLINS, INC ......................................          156
    6,625    * SCHOOL SPECIALTY, INC .............................          133
  114,350      SERVICEMASTER CO ..................................        1,315
    3,500    * SOURCE INFORMATION MANAGEMENT CO ..................           13
   26,200    * SPHERION CORP .....................................          296
    2,900      STANDARD REGISTER, INC ............................           41
    6,800      STANDEX INTERNATIONAL CORP ........................          140
    2,900    * STARTEK, INC ......................................           45
    2,800      STRAYER EDUCATION, INC ............................           72
    8,100    * SYMYX TECHNOLOGIES, INC ...........................          292
       25    * SYNDER COMMUNICATIONS, INC ........................            0
    2,300    * TEJON RANCH CO ....................................           44
    2,300    * TEJON RANCH CO RTS 01/08/01 .......................            0
   10,000    * TELETECH HOLDINGS, INC ............................          184
   30,400    * TERREMARK WORLDWIDE, INC ..........................           23
   45,772      TEXTRON, INC ......................................        2,128
   24,600    * TMP WORLDWIDE, INC ................................        1,353
    6,000    * TRAVELOCITY.COM, INC ..............................           73
   31,800      U.S. INDUSTRIES, INC ..............................          254
    4,000    * U.S. LEC CORP (CLASS A) ...........................           19
    5,500    * UNIROYAL TECHNOLOGY CORP ..........................           34
   12,400    * UNITED STATIONERS, INC ............................          298
  167,474      UNITED TECHNOLOGIES CORP ..........................       13,168
   14,100      VALSPAR CORP ......................................          454
    9,500    * VENTRO CORP .......................................           10
   35,100      VIAD CORP .........................................          807
    5,800    * WACKENHUT CORP (CLASS A) ..........................           78


38 o 2000 CREF Annual Report         SEE NOTES TO FINANCIAL STATEMENTS

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------

SHARES                                                              VALUE (000)
------                                                              -----------
OTHER--(CONTINUED)
   12,900      WALTER INDUSTRIES, INC .............................     $     97
   27,400    * WORLD ACCESS, INC ..................................           66
    4,100    * WORLDWIDE XCEED GROUP, INC .........................            1
                                                                        --------
               TOTAL OTHER ........................................       69,022
                                                                        --------
PRODUCER DURABLES--5.72%
   24,820      ACTUANT CORP .......................................           74
    5,500    * ADVANCED LIGHTING TECHNOLOGIES, INC ................           36
   22,700      AGCO CORP ..........................................          275
   74,915    * ALLIED WASTE INDUSTRIES, INC .......................        1,091
    3,800      AMERICAN STATES WATER CO ...........................          140
   37,364      AMERICAN WATER WORKS CO, INC .......................        1,098
   12,200      AMETEK, INC ........................................          316
    8,830      APPLIED INDUSTRIAL TECHNOLOGIES, INC ...............          182
    4,100    * APPLIED SCIENCE AND TECHNOLOGY, INC ................           49
    5,800    * ASTEC INDUSTRIES, INC ..............................           76
   14,300    * AZURIX CORP ........................................          117
    9,366      BALDOR ELECTRIC CO .................................          198
    9,300      BELDEN, INC ........................................          236
   10,886    * BLOUNT INTERNATIONAL, INC ..........................           84
    8,500      BRIGGS & STRATTON CORP .............................          377
    7,200    * BROOKS AUTOMATION, INC .............................          202
    5,307      CALIFORNIA WATER SERVICE GROUP .....................          143
    7,000    * CASELLA WASTE SYSTEMS, INC (CLASS A) ...............           61
       82    * CATAYTICA ENERGY SYSTEMS ...........................            1
  132,208      CATERPILLAR, INC ...................................        6,255
   13,900    * COGNEX CORP ........................................          308
    7,700    * COINSTAR, INC ......................................          117
    2,700      COLUMBUS MCKINNON CORP .............................           24
    4,287    e CONECTIV, INC (CLASS A) ............................           55
   33,073      COOPER INDUSTRIES, INC .............................        1,519
    1,275    * COORSTEK, INC ......................................           40
   15,800      CUMMINS ENGINE CO, INC .............................          599
    5,100    * CUNO, INC ..........................................          137
    2,600    * CYBEROPTICS CORP ...................................           44
   89,717      DEERE & CO .........................................        4,110
   16,025    * DYCOM INDUSTRIES, INC ..............................          576
   27,200      EATON CORP .........................................        2,045
  163,346      EMERSON ELECTRIC CO ................................       12,874
   17,300      FEDERAL SIGNAL CORP ................................          340
   14,305    * FLOWSERVE CORP .....................................          306
      800      FRANKLIN ELECTRIC CO, INC ..........................           55
    4,000    * FUELCELL ENERGY, INC ...............................          274
    4,600    * GARDNER DENVER, INC ................................           98
   18,200      GATX CORP ..........................................          908
   11,350      GENERAL CABLE CORP .................................           50
3,797,387      GENERAL ELECTRIC CO ................................      182,037
    3,700    * GENLYTE GROUP, INC .................................           88
   28,383      GRAINGER (W.W.), INC ...............................        1,036
  115,900      HARLEY DAVIDSON, INC ...............................        4,607
   15,200      HARSCO CORP ........................................          375
   21,350      HUBBELL, INC (CLASS B) .............................          566
    3,900    * IBIS TECHNOLOGY CORP ...............................           75
   11,500      IDEX CORP ..........................................          381
   93,785      ILLINOIS TOOL WORKS, INC ...........................        5,586
   58,000      INGERSOLL-RAND CO ..................................        2,429
    6,200    * IONICS, INC ........................................          176
   15,600      JLG INDUSTRIES, INC ................................          166
   11,700      KAYDON CORP ........................................          291
   11,587      KENNAMETAL, INC ....................................          337
    1,500      LAWSON PRODUCTS, INC ...............................           41
   13,200      LINCOLN ELECTRIC HOLDINGS CO .......................          259
    3,800      LINDSAY MANUFACTURING CO ...........................           86
    7,700    * LITTELFUSE, INC ....................................          220
   10,000    * MAGNETEK, INC ......................................          130
    9,450      MANITOWOC CO, INC ..................................          274
    8,100    * MECHANICAL TECHNOLOGY, INC .........................           28
   13,000      MILACRON, INC ......................................          209
    3,300      MINE SAFETY APPLIANCE CO ...........................           83
  151,100      MINNESOTA MINING & MANUFACTURING CO ................       18,208
    2,600      NACCO INDUSTRIES, INC (CLASS A) ....................          114
   10,600    * NATIONAL INSTRUMENTS CORP ..........................          515
   22,500    * NAVISTAR INTERNATIONAL CORP ........................          589
   26,500    * NEWPARK RESOURCES, INC .............................          253
   12,606      NEWPORT NEWS SHIPBUILDING, INC .....................          656
   10,500      NORDSON CORP .......................................          268
   18,900    * OGDEN CORP .........................................          291
   26,900      PACCAR, INC ........................................        1,325
   44,454      PARKER-HANNIFIN CORP ...............................        1,962
   16,976      PHILADELPHIA SUBURBAN CORP .........................          416
    4,500    * PHOTON DYNAMICS, INC ...............................          101
   97,600      PITNEY BOWES, INC ..................................        3,233
    3,100    * PLUG POWER, INC ....................................           46
   19,700    * POWER-ONE, INC .....................................          774
    5,900      PRIMEX TECHNOLOGIES, INC ...........................          188
   11,750    * QUANTA SERVICES, INC ...............................          378
   10,500    * RAYOVAC CORP .......................................          149
    8,000      REGAL-BELOIT CORP ..................................          136
   66,700    * REPUBLIC SERVICES, INC (CLASS A) ...................        1,146
    2,400      ROBBINS & MYERS, INC ...............................           58
   58,744      ROCKWELL INTERNATIONAL CORP ........................        2,798
   18,100      ROLLINS TRUCK LEASING CORP .........................          145
   11,700      ROPER INDUSTRIES, INC ..............................          387
    1,100      SAUER-DANFOSS, INC .................................           10
    3,563    * SEQUA CORP (CLASS A) ...............................          130
      600      SJW CORP ...........................................           61
    4,800    * SPS TECHNOLOGIES, INC ..............................          263
      200      STARRETT (L.S.) CO (CLASS A) .......................            5
   10,600      STEWART & STEVENSON SERVICES, INC ..................          241
    8,000    * SUPERCONDUCTOR TECHNOLOGIES, INC ...................           29
    6,100      TECUMSEH PRODUCTS CO (CLASS A) .....................          256
   14,600      TELEFLEX, INC ......................................          645
    3,400      TENNANT CO .........................................          163
    9,960    * TEREX CORP .........................................          161
   13,512    * TETRA TECH, INC ....................................          431
  119,722    * THERMO ELECTRON CORP ...............................        3,562
    3,700    * THERMO FIBERTEK, INC ...............................           13
   21,905      THOMAS & BETTS CORP ................................          355
   18,663      TIMKEN CO ..........................................          282
    4,500      TORO CO ............................................          165
   14,400      TRINITY INDUSTRIES, INC ............................          360
   19,200    * UNOVA, INC .........................................           70
   12,200    * VALENCE TECHNOLOGY, INC ............................          114
    6,700      VALMONT INDUSTRIES, INC ............................          123
   12,154      WABTEC CORP ........................................          143
    7,500    * WASTE CONNECTIONS, INC .............................          248
  237,291      WASTE MANAGEMENT, INC ..............................        6,585
    5,800      WATTS INDUSTRIES, INC (CLASS A) ....................           80
  254,300      XEROX CORP .........................................        1,176
                                                                        --------
               TOTAL PRODUCER DURABLES ............................      284,777
                                                                        --------
TECHNOLOGY--22.11%
   10,400    * 24/7 MEDIA, INC ....................................            6
  133,840    * 3COM CORP ..........................................        1,138
   12,400    * 3DFX INTERACTIVE, INC ..............................            3
    9,200    * 3DO CO .............................................           24
    6,000    * ABOUT.COM, INC .....................................          162
    8,500    * ACCRUE SOFTWARE, INC ...............................           21
    4,200    * ACT MANUFACTURING, INC .............................           66



     SEE NOTES TO FINANCIAL STATEMENTS             2000 CREF Annual Report  o 39

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------

SHARES                                                              VALUE (000)
------                                                              -----------
TECHNOLOGY--(CONTINUED)
    8,600    * ACTEL CORP ........................................   $       208
   21,800    * ACTUATE CORP ......................................           417
   26,460    * ACXIOM CORP .......................................         1,030
   37,850    * ADAPTEC, INC ......................................           388
   14,400    * ADAPTIVE BROADBAND CORP ...........................            88
  295,414    * ADC TELECOMMUNICATIONS, INC .......................         5,354
    1,700    * ADE CORP ..........................................            30
    3,600    * ADEPT TECHNOLOGY, INC .............................            52
   91,788      ADOBE SYSTEMS, INC ................................         5,341
    7,800    * ADTRAN, INC .......................................           166
   19,700    * ADVANCED DIGITAL INFORMATION CORP .................           453
    4,700    * ADVANCED ENERGY INDUSTRIES, INC ...................           106
   29,200    * ADVANCED FIBRE COMMUNICATIONS, INC ................           527
  119,614    * ADVANCED MICRO DEVICES, INC .......................         1,652
    3,900    * ADVANTAGE LEARNING SYSTEMS, INC ...................           131
   10,100    * ADVENT SOFTWARE, INC ..............................           405
   22,000    * AEROFLEX, INC .....................................           634
    8,100    * AETHER SYSTEMS, INC ...............................           317
   13,740    * AFFILIATED COMPUTER SERVICES, INC (CLASS A) .......           834
    2,000    * AGENCY.COM LTD ....................................             8
    9,500    * AGILE SOFTWARE CORP ...............................           469
  173,572    * AGILENT TECHNOLOGIES, INC .........................         9,503
    3,800    * AIRGATE PCS, INC ..................................           135
    2,100    * AIRNET COMMUNICATION CORP .........................            14
   16,465    * AKAMAI TECHNOLOGIES, INC ..........................           347
    3,800    * ALASKA COMMUNICATION SYSTEMS GROUP, INC ...........            28
    9,200    * ALLAIRE CORP ......................................            46
   10,685    * ALLEN TELECOM, INC ................................           192
   10,900    * ALLIANCE SEMICONDUCTOR CORP .......................           123
   25,600    * ALLIED RISER COMMUNICATION CORP ...................            52
   13,900    * ALPHA INDUSTRIES, INC .............................           514
  151,400    * ALTERA CORP .......................................         3,984
  894,235    * AMERICA ONLINE, INC ...............................        31,119
   15,825    * AMERICAN MANAGEMENT SYSTEMS, INC ..................           314
   62,600    * AMERICAN POWER CONVERSION CORP ....................           775
    7,700    * AMERICAN SUPERCONDUCTOR CORP ......................           220
      900    * AMERICAN TECHNICAL CERAMICS CORP ..................             9
   20,800    * AMERICAN TELESOURCE INTERNATIONAL, INC ............             8
   42,100    * AMKOR TECHNOLOGY, INC .............................           653
   14,600    * AMPHENOL CORP (CLASS A) ...........................           572
   11,400    * ANADIGICS, INC ....................................           187
  136,812    * ANALOG DEVICES, INC ...............................         7,003
    2,000      ANALOGIC CORP .....................................            89
    7,950      ANALYSTS INTERNATIONAL CORP .......................            30
    8,500    * ANAREN MICROWAVE, INC .............................           571
   30,887    * ANDREW CORP .......................................           672
    8,700    * ANIXTER INTERNATIONAL, INC ........................           188
   12,400    * ANSWERTHINK, INC ..................................            45
    8,500    * ANTEC CORP ........................................            67
    5,400    * APAC CUSTOMER SERVICES, INC .......................            20
    1,566    * APERIAN, INC ......................................             1
  124,300    * APPLE COMPUTER, INC ...............................         1,849
  309,244    * APPLIED MATERIALS, INC ............................        11,809
   97,622    * APPLIED MICRO CIRCUITS CORP .......................         7,326
    3,100    * APPLIEDTHEORY CORP ................................             6
   50,963    * ARCH WIRELESS, INC ................................            32
    8,987    * ARCH WIRELESS, INC WTS 09/01/01 ...................             0
    4,000    * AREMISSOFT CORP ...................................           171
   63,200    * ARIBA, INC ........................................         3,389
   37,571    * ARROW ELECTRONICS, INC ............................         1,075
   20,500    * ART TECHNOLOGY GROUP, INC .........................           627
   12,400    * ARTESYN TECHNOLOGIES, INC .........................           197
    1,800    * ASIAINFO HOLDINGS, INC ............................            17
    7,700    * ASK JEEVES, INC ...................................            19
   19,600    * ASPECT COMMUNICATIONS CORP ........................           158
   11,300    * ASPEN TECHNOLOGY, INC .............................           376
   12,700    * ASYST TECHNOLOGIES, INC ...........................           171
  154,500    * ATMEL CORP ........................................         1,796
    8,600    * ATMI, INC .........................................           168
   19,800      AUTODESK, INC .....................................           533
  241,793      AUTOMATIC DATA PROCESSING, INC ....................        15,309
    2,500    * AVANEX CORP .......................................           149
   15,000    * AVANT CORP ........................................           275
  106,435    * AVAYA, INC ........................................         1,098
    1,000    * AVENUE A, INC .....................................             2
   36,995      AVERY DENNISON CORP ...............................         2,030
   10,000    * AVID TECHNOLOGY, INC ..............................           183
   35,216      AVNET, INC ........................................           757
   16,606    * AVOCENT CORP ......................................           448
    9,300    * AVT CORP ..........................................            46
   15,800      AVX CORP ..........................................           259
    6,400    * AWARE, INC ........................................           114
    7,700    * AXT, INC ..........................................           255
        5    * AZTEC TECHNOLOGY PARTNERS, INC ....................             0
    6,450    * BARRA, INC ........................................           304
  145,400    * BEA SYSTEMS, INC ..................................         9,787
    3,200      BEL FUSE, INC (CLASS B) ...........................           109
    7,441    * BENCHMARK ELECTRONICS, INC ........................           168
   16,200    * BILLING CONCEPTS CORP .............................            32
   14,800    * BINDVIEW DEVELOPMENT CORP .........................           139
   21,600    * BISYS GROUP, INC ..................................         1,126
    7,200    * BLACK BOX CORP ....................................           348
    8,200    * BLUESTONE SOFTWARE, INC ...........................           124
   93,407    * BMC SOFTWARE, INC .................................         1,308
    3,700    * BOTTOMLINE TECHNOLOGIES, INC ......................            95
    3,100    * BRAUN CONSULTING, INC .............................            11
    4,600    * BREAKAWAY SOLUTIONS, INC ..........................             4
   20,500    * BRIGHTPOINT, INC ..................................            72
    6,600    * BRIO TECHNOLOGY, INC ..............................            28
   13,000    * BROADBASE SOFTWARE, INC ...........................            81
   55,200    * BROADCOM CORP (CLASS A) ...........................         4,637
   73,700    * BROADVISION, INC ..................................           871
   84,500    * BROCADE COMMUNICATIONS SYSTEMS, INC ...............         7,758
    4,700    * BROOKTROUT, INC ...................................            45
    4,400    * BSQUARE CORP ......................................            26
    9,944      C&D TECHNOLOGIES, INC .............................           429
   16,700    * CABLE DESIGN TECHNOLOGIES CO ......................           281
   62,076    * CABLETRON SYSTEMS, INC ............................           935
    6,000    * CACHEFLOW, INC ....................................           102
    4,310    * CACI INTERNATIONAL, INC (CLASS A) .................            99
   93,665    * CADENCE DESIGN SYSTEMS, INC .......................         2,576
      700    * CAIS INTERNET, INC ................................             1
    5,800    * CALICO COMMERCE, INC ..............................             6
    6,100    * CALIFORNIA AMPLIFIER, INC .........................            56
   19,800    * CAMBRIDGE TECHNOLOGY PARTNERS, INC ................            52
    1,600    * CAMINUS CORP ......................................            37
    4,200    * CARREKER CORP .....................................           146
    3,500    * CARRIER ACCESS CORP ...............................            32
    1,400    * C-BRIDGE INTERNET SOLUTIONS, INC ..................             5
   11,100    * C-COR.NET CORP ....................................           108
   16,900    * C-CUBE MICROSYSTEMS, INC (NEW) ....................           208
    4,500    * CELERITEL, INC ....................................           172
      400    * CENTENNIAL COMMUNICATIONS CORP ....................             8
    1,500    * CENTILUM COMMUNICATIONS, INC ......................            33
   48,620    * CERIDIAN CORP .....................................           969
   20,100    * CHECKFREE CORP ....................................           854
   10,800    * CHECKPOINT SYSTEMS, INC ...........................            80
    8,200    * CHOICE ONE COMMUNICATIONS, INC ....................            76
   17,200    * CIBER, INC ........................................            84
  108,800    * CIENA CORP ........................................         8,840
   21,600    * CIRRUS LOGIC, INC .................................           405

40 o 2000 CREF Annual Report         SEE NOTES TO FINANCIAL STATEMENTS

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------

SHARES                                                              VALUE (000)
------                                                              -----------
TECHNOLOGY--(CONTINUED)
2,745,526    * CISCO SYSTEMS, INC ................................      $105,016
   66,400    * CITRIX SYSTEMS, INC ...............................         1,494
    8,701    * CLARENT CORP ......................................            98
    6,600    * CLARUS CORP .......................................            46
    3,000    * CLICK2LEARN. COM, INC .............................            29
   82,644    * CMGI, INC .........................................           462
   32,642    * CNET NETWORKS, INC ................................           522
    2,600    * COGNIZANT TECHNOLOGY SOLUTIONS CORP ...............            94
    7,600      COHU, INC .........................................           106
    9,300    * COM21, INC ........................................            44
   73,820    * COMMERCE ONE, INC .................................         1,869
   18,433    * COMMSCOPE, INC ....................................           305
  650,610      COMPAQ COMPUTER CORP ..............................         9,792
    9,408    * COMPLETE BUSINESS SOLUTIONS, INC ..................            97
  174,872      COMPUTER ASSOCIATES INTERNATIONAL, INC ............         3,410
   12,250    * COMPUTER HORIZONS CORP ............................            30
    9,200    * COMPUTER NETWORK TECHNOLOGY CORP ..................           265
   60,925    * COMPUTER SCIENCES CORP ............................         3,663
  122,900    * COMPUWARE CORP ....................................           768
    1,500      COMPX INTERNATIONAL, INC ..........................            13
   62,920    * COMVERSE TECHNOLOGY, INC ..........................         6,835
    9,100    * CONCORD CAMERA CORP ...............................           150
    6,300    * CONCORD COMMUNICATIONS, INC .......................            55
   82,443    * CONCORD EFS, INC ..................................         3,622
   20,841    * CONCURRENT COMPUTER CORP ..........................           112
   87,602    * CONEXANT SYSTEMS, INC .............................         1,347
    4,200    * CONVERA CORP ......................................            75
    2,000    * CONVERGENT COMMUNICATIONS, INC ....................             1
    5,137    * CONVERGYS CORP ....................................           233
   16,300    * COPPER MOUNTAIN NETWORKS, INC .....................            96
      614    * CORECOMM LTD ......................................             3
    1,600    * CORILLIAN CORP ....................................            19
  338,716      CORNING, INC ......................................        17,888
    6,300    * CORSAIR COMMUNICATIONS, INC .......................            45
   54,550    * COVAD COMMUNICATIONS GROUP, INC ...................            90
   20,000    * CREDENCE SYSTEMS CORP .............................           460
   23,200    * CREE, INC .........................................           824
   17,600    * CRITICAL PATH, INC ................................           541
    3,500    * CROSSROADS SYSTEMS, INC ...........................            16
   20,000    * CSG SYSTEMS INTERNATIONAL, INC ....................           939
    5,850    * CTC COMMUNICATIONS GROUP, INC .....................            27
   10,512      CTS CORP ..........................................           383
    2,000      CUBIC CORP ........................................            51
    9,800    * CYBERSOURCE CORP ..................................            23
    7,000    * CYLINK CORP .......................................            15
   11,000    * CYMER, INC ........................................           283
    2,100    * CYPRESS COMMUNICATIONS, INC .......................             2
   46,000    * CYPRESS SEMICONDUCTOR CORP ........................           906
    2,300    * CYSIE, INC ........................................             9
    2,000    * DALEEN TECHNOLOGIES, INC ..........................             8
   23,000      DALLAS SEMICONDUCTOR CORP .........................           589
    4,700    * DATA RETURN CORP ..................................            18
    5,900    * DATASTREAM SYSTEMS, INC ...........................            58
    3,700    * DAVOX CORP ........................................            36
    4,800    * DDI CORP ..........................................           131
  843,260    * DELL COMPUTER CORP ................................        14,704
    3,300    * DELTATHREE, INC ...................................             4
   27,700      DELUXE CORP .......................................           700
    7,800    * DIAMONDCLUSTER INTERNATIONAL, INC (CLASS A) .......           238
   27,275      DIEBOLD, INC ......................................           910
    8,700    * DIGEX, INC ........................................           196
    3,100    * DIGIMARC CORP .....................................            51
    6,500    * DIGITAL COURIER TECHNOLOGIES, INC .................             3
    8,000    * DIGITAL INSIGHT CO ................................           145
   26,000    * DIGITAL ISLAND, INC ...............................           106
    8,600    * DIGITAL RIVER, INC ................................            20
    1,600    * DIGITALTHINK INC ..................................            27
    3,400    * DIGITAS, INC ......................................            17
   28,100    * DMC STRATEX NETWORKS, INC .........................           422
    9,500    * DOBSON COMMUNICATIONS CORP (CLASS A) ..............           139
   12,300    * DOCUMENTUM, INC ...................................           611
    4,200    * DOT HILL SYSTEMS CORP .............................            16
   41,038    * DOUBLECLICK, INC ..................................           451
    3,600    * DSET CORP .........................................             6
   10,300    * DSP GROUP, INC ....................................           217
   28,100    * DST SYSTEMS, INC ..................................         1,883
    2,100    * DUPONT PHOTOMASKS, INC ............................           111
   27,000    * E.PIPHANY, INC ....................................         1,456
   47,100    * EBAY, INC .........................................         1,554
    7,700    * ECHELON CORP ......................................           124
    8,700    * EGAIN COMMUNICATIONS CORP .........................            27
    8,050    * ELANTEC SEMICONDUCTOR, INC ........................           223
   10,300    * ELECTRO SCIENTIFIC INDUSTRIES, INC ................           288
    8,500    * ELECTROGLAS, INC ..................................           130
   50,200    * ELECTRONIC ARTS, INC ..............................         2,140
  154,719      ELECTRONIC DATA SYSTEMS CORP ......................         8,935
   19,100    * ELECTRONICS FOR IMAGING, INC ......................           266
   17,625    * ELOYALTY CORP .....................................           114
    4,000    * EMACHINES, INC ....................................             2
    8,800    * EMAGIN CORP .......................................            19
    1,600    * EMBARCADERO TECHNOLOGIES, INC .....................            72
  835,602    * EMC CORP ..........................................        55,568
    9,400    * EMCORE CORP .......................................           442
   11,600    * E-MEDSOFT.COM .....................................             7
    2,410    * EMERGE INTERACTIVE, INC (CLASS A) .................             9
      154    * EMPLOYEE SOLUTIONS, INC ...........................             0
   27,900    * EMULEX CORP .......................................         2,230
   13,300    * ENGAGE, INC .......................................            10
   16,300    * ENTRUST TECHNOLOGIES, INC .........................           212
    2,200    * EPICEDGE, INC .....................................             1
    1,800    * EPLUS, INC ........................................            20
   11,000    * EPRESENCE, INC ....................................            48
   54,109      EQUIFAX, INC ......................................         1,552
    3,400    * ESPEED, INC (CLASS A) .............................            53
   10,300    * ESS TECHNOLOGY, INC ...............................            53
    6,600    * ESTERLINE TECHNOLOGIES CORP .......................           173
   14,700    * EXAR CORP .........................................           455
    3,400    * EXCEL TECHNOLOGY, INC .............................            68
    9,500    * EXCELON CORP ......................................            14
   12,600    * EXCHANGE APPLICATIONS, INC ........................            15
   85,154    * EXCITE AT HOME ....................................           471
  161,300    * EXODUS COMMUNICATIONS, INC ........................         3,226
    3,300    * EXTENDED SYSTEMS, INC .............................            39
    1,400    * EXTENSITY, INC ....................................             8
   18,400    * EXTREME NETWORKS, INC .............................           720
    5,000    * F.Y.I., INC .......................................           184
    6,500    * F5 NETWORKS, INC ..................................            62
    4,400      FAIR ISSAC & CO, INC ..............................           224
   22,300    * FAIRCHILD SEMICONDUCTOR INTERNATIONAL, INC
                 (CLASS A) .......................................           322
    5,300    * FEI CO ............................................           121
    2,000    * FIBERNET TELECOM GROUP, INC .......................            11
   13,200    * FILENET CORP ......................................           360
   37,400    * FINISAR CORP ......................................         1,085
    2,500    * FIREPOND, INC .....................................            24
  155,359      FIRST DATA CORP ...................................         8,185
   47,275    * FISERV, INC .......................................         2,243
    6,400    * FOCAL COMMUNICATIONS CORP .........................            45
   25,100    * FOUNDRY NETWORKS, INC .............................           377
    1,400    * FREEMARKETS, INC ..................................            27
   11,000    * FSI INTERNATIONAL, INC ............................            92


     SEE NOTES TO FINANCIAL STATEMENTS             2000 CREF Annual Report  o 41

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------

SHARES                                                              VALUE (000)
------                                                              -----------
TECHNOLOGY--(CONTINUED)
    14,500      * FUTURELINK CORP .................................  $        10
     7,800      * GADZOOX NETWORKS, INC ...........................           16
    19,600        GALILEO INTERNATIONAL, INC ......................          392
     6,300      * GASONICS INTERNATIONAL CORP .....................          116
    70,260      * GATEWAY, INC ....................................        1,264
    13,200      * GENERAL SEMICONDUCTOR, INC ......................           83
    11,300      * GENRAD, INC .....................................          113
     7,300      * GENZYME TRANSGENICS CORP ........................          104
     5,300      * GEOWORKS CORP ...................................           16
    10,400        GERBER SCIENTIFIC, INC ..........................           89
     6,100      * GLOBALNETFINANCIAL.COM, INC .....................            9
    12,900      * GLOBESPAN, INC ..................................          355
     7,000      * GLOBIX CORP .....................................           19
     9,300      * GOAMERICA, INC ..................................           50
     3,200      * GOLDEN TELECOM, INC .............................           16
     9,800      * GOTO.COM, INC ...................................           72
     4,900      * GREAT PLAINS SOFTWARE, INC ......................          231
    10,900      * GRIFFON CORP ....................................           86
    19,231      * HARMONIC, INC ...................................          109
    26,400        HARRIS CORP .....................................          809
     8,600        HELIX TECHNOLOGY CORP ...........................          204
   633,634        HEWLETT-PACKARD CO ..............................       19,999
     3,000      * HI/FN, INC ......................................           83
     1,800        HICKORY TECH CORP ...............................           37
    19,000      * HIGH SPEED ACCESS CORP ..........................           20
    12,250      * HNC SOFTWARE, INC ...............................          364
    18,400      * HOMESTORE.COM, INC ..............................          370
    20,400        HON INDUSTRIES, INC .............................          520
     9,300      * HUTCHINSON TECHNOLOGY, INC ......................          128
     3,800      * HYPERCOM CORP ...................................           12
    12,290      * HYPERION SOLUTIONS CORP .........................          190
    76,110      * I2 TECHNOLOGIES, INC ............................        4,138
     5,100      * IBASIS, INC .....................................           21
     3,800      * IBEAM BROADCASTING CORP .........................            4
    10,000      * IDENTIX, INC ....................................           79
    13,500      * IGATE CAPITAL CORP ..............................           39
     4,600      * II-VI, INC ......................................           70
    55,200        IKON OFFICE SOLUTIONS, INC ......................          138
     8,500      * ILLUMINET HOLDINGS, INC .........................          195
    13,300      * IMATION CORP ....................................          206
     4,900      * IMMERSION CORP ..................................           37
     4,200      * IMPSAT FIBER NETWORKS, INC ......................           18
     8,050      * IMRGLOBAL CORP ..................................           43
     4,500      * INDUS INTERNATIONAL, INC ........................           10
     3,000      * INET TECHNOLOGIES, INC ..........................          122
    14,600      * INFOCUS CORP ....................................          215
     2,740      * INFOGRAMES, INC .................................           15
    21,300      * INFONET SERVICES CORP (CLASS B) .................          107
    20,800      * INFORMATICA CORP ................................          823
    10,300      * INFORMATION ARCHITECTS CORP .....................           19
   106,300      * INFORMIX CORP ...................................          316
       800      * INFORTE CORP ....................................           11
    76,418      * INFOSPACE.COM, INC ..............................          676
    25,300      * INGRAM MICRO, INC (CLASS A) .....................          285
    30,600      * INKTOMI CORP ....................................          547
    21,000      * INPRISE CORP ....................................          116
     4,900      * INTEGRATED CIRCUIT SYSTEMS, INC .................           81
    39,700      * INTEGRATED DEVICE TECHNOLOGY, INC ...............        1,315
 2,566,920        INTEL CORP ......................................       77,168
    14,700      * INTELIDATA TECHNOLOGIES CORP ....................           38
     5,400      * INTERACT COMMERCE CORP ..........................           45
     1,600      * INTERACTIVE INTELLIGENCE, INC ...................           39
     3,100      * INTERCEPT GROUP, INC ............................           83
    20,500      * INTERDIGITAL COMMUNICATIONS CORP ................          111
    16,100      * INTERGRAPH CORP .................................           97
    18,500      * INTERLIANT, INC .................................           59
     4,000      * INTERLINK ELECTRONICS, INC ......................           51
     1,052      * INTERLOGIX, INC .................................           20
    29,300      * INTERNAP NETWORK SERVICES CORP ..................          212
   672,256        INTERNATIONAL BUSINESS MACHINES CORP ............       57,142
    10,900      * INTERNATIONAL FIBERCOM, INC .....................           54
    23,600      * INTERNATIONAL RECTIFIER CORP ....................          708
    65,100      * INTERNET CAPITAL GROUP, INC .....................          214
    17,400      * INTERNET PICTURES CORP ..........................           17
    10,200      * INTERNET SECURITY SYSTEMS, INC ..................          800
     4,400      * INTERNET.COM CORP ...............................           26
     7,900      * INTERSIL HOLDINGS CORP ..........................          181
    24,200      * INTERTRUST TECHNOLOGIES CORP ....................           82
    12,800      * INTERVOICE-BRITE, INC ...........................           93
     6,600      * INTERWORLD CORP .................................            3
    13,300      * INTERWOVEN, INC .................................          877
     8,200      * INTRAWARE, INC ..................................           12
     2,200      * INTRUSION.COM, INC ..............................           10
    66,753      * INTUIT, INC .....................................        2,633
   102,961      * IOMEGA CORP .....................................          347
    14,170        IRON MOUNTAIN, INC ..............................          526
     2,600      * ITXC CORP .......................................           18
    14,600      * IXL ENTERPRISES, INC ............................           15
     4,800      * IXYS CORP .......................................           70
    21,000      * J.D. EDWARDS & CO ...............................          374
     1,542      * J2 GLOBAL COMMUNICATIONS, INC ...................            0
    43,600      * JABIL CIRCUIT, INC ..............................        1,106
    11,700        JACK HENRY & ASSOCIATES, INC ....................          727
     8,100      * JDA SOFTWARE GROUP, INC .........................          106
   301,410      * JDS UNIPHASE CORP ...............................       12,565
     2,500      * JNI CORP ........................................           57
    78,800      * JUNIPER NETWORKS, INC ...........................        9,934
     6,900      * JUNO ONLINE SERVICES, INC .......................            5
     7,292      * JUPITER MEDIA METRIX, INC .......................           68
    29,024      * KANA COMMUNICATIONS, INC ........................          334
    21,700      * KEANE, INC ......................................          212
     3,300        KEITHLEY INSTRUMENTS, INC .......................          142
    33,400      * KEMET CORP ......................................          505
    10,900      * KENT ELECTRONICS CORP ...........................          180
     6,400      * KEYNOTE SYSTEMS, INC ............................           91
     8,661      * KFORCE.COM, INC .................................           27
    71,500      * KLA-TENCOR CORP .................................        2,409
    24,200      * KOPIN CORP ......................................          268
     4,750      * KRONOS, INC .....................................          147
    18,500      * KULICKE & SOFFA INDUSTRIES, INC .................          208
    47,500      * LAM RESEARCH CORP ...............................          689
     5,100      * LANTE CORP ......................................            8
    33,800      * LATTICE SEMICONDUCTOR CORP ......................          621
     3,800      * LCC INTERNATIONAL, INC (CLASS A) ................           41
     4,200      * LEARNING TREE INTERNATIONAL, INC ................          208
    33,214      * LEGATO SYSTEMS, INC .............................          247
     2,000      * LEVEL 8 SYSTEMS, INC ............................           12
    49,300      * LEXMARK INTERNATIONAL, INC ......................        2,185
    18,300      * LIBERATE TECHNOLOGIES ...........................          249
     6,600      * LIGHTBRIDGE, INC ................................           87
     5,800      * LIGHTPATH TECHNOLOGIES, INC .....................           80
   121,300        LINEAR TECHNOLOGY CORP ..........................        5,610
    15,400      * LOOKSMART LTD ...................................           38
       400      * LOUDEYE TECHNOLOGIES, INC .......................            0
   120,944      * LSI LOGIC CORP ..................................        2,067
    19,600      * LTX CORP ........................................          254
 1,279,830        LUCENT TECHNOLOGIES, INC ........................       17,278
    20,200      * MACROMEDIA, INC .................................        1,227
    13,800      * MACROVISION CORP ................................        1,021
    15,300      * MAIL.COM, INC ...................................           11
    15,800      * MAIL-WELL, INC ..................................           68

42 o 2000 CREF Annual Report         SEE NOTES TO FINANCIAL STATEMENTS

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------

SHARES                                                              VALUE (000)
------                                                              -----------
TECHNOLOGY--(CONTINUED)
     1,700    * MANHATTAN ASSOCIATES, INC .......................    $        72
    17,800    * MANUGISTICS GROUP, INC ..........................          1,015
     5,350    * MAPINFO CORP ....................................            253
    57,598    * MARCHFIRST, INC .................................             86
     5,100    * MARIMBA, INC ....................................             23
     7,550    * MASTEC, INC .....................................            151
     2,100    * MATRIXONE, INC ..................................             38
   108,900    * MAXIM INTEGRATED PRODUCTS, INC ..................          5,207
    24,600    * MAXTOR CORP .....................................            138
     2,100    * MCAFEE.COM CORP .................................             11
     3,600    * MCK COMMUNICATIONS, INC .........................             30
     3,900    * MCSI, INC .......................................             83
     3,800    * MEDIA 100, INC ..................................             10
     3,800    * MEDIALOGIC/MEDSCAPE, INC ........................              9
     7,400    * MEDIAPLEX, INC ..................................              6
    13,500    * MEMC ELECTRONIC MATERIALS, INC ..................            131
    24,600    * MENTOR GRAPHICS CORP ............................            675
    10,300    * MERCATOR SOFTWARE, INC ..........................             55
     8,200    * MERCURY COMPUTER SYSTEMS, INC ...................            381
    30,800    * MERCURY INTERACTIVE CORP ........................          2,780
     2,000    * META GROUP, INC .................................             13
     3,600    * METASOLV, INC ...................................             33
     2,700    * METAWAVE COMMUNICATIONS CORP ....................             25
    13,600      METHODE ELECTRONICS, INC (CLASS A) ..............            312
     8,920    * METRICOM, INC ...................................             90
    26,600    * METROCALL, INC ..................................             12
    14,788    * METTLER-TOLEDO INTERNATIONAL, INC ...............            804
    22,700    * MICREL, INC .....................................            765
    45,200    * MICROCHIP TECHNOLOGY, INC .......................            992
    27,000    * MICROMUSE, INC ..................................          1,630
    13,200    * MICRON ELECTRONICS, INC .........................             52
   183,718    * MICRON TECHNOLOGY, INC ..........................          6,522
     4,100    * MICROSEMI CORP ..................................            114
 1,524,920    * MICROSOFT CORP ..................................         66,143
    10,000    * MICROSTRATEGY, INC ..............................             95
     4,400    * MICROVISION, INC ................................             77
     6,600    * MIPS TECHNOLOGIES, INC (CLASS A) ................            176
     9,224    * MIPS TECHNOLOGIES, INC (CLASS B) ................            235
     2,400    * MKS INSTRUMENTS, INC ............................             37
    53,290      MOLEX, INC ......................................          1,892
     1,014    * MOMENTUM BUSINESS APPLICATIONS, INC .............             11
   836,770      MOTOROLA, INC ...................................         16,945
     7,700    * MP3.COM, INC ....................................             28
    18,950    * MPOWER COMMUNICATIONS CORP ......................             97
    24,000    * MRV COMMUNICATIONS, INC .........................            321
    12,800    * MTI TECHNOLOGY CORP .............................             50
     6,200    * MULTEX.COM, INC .................................             82
     2,100    * NANOMETRICS, INC ................................             29
    12,500      NATIONAL DATA CORP ..............................            458
     7,000    * NATIONAL INFORMATION CONSORTIUM, INC ............             11
     2,300    * NATIONAL PROCESSING, INC ........................             39
    68,092    * NATIONAL SEMICONDUCTOR CORP .....................          1,370
    13,500    * NATURAL MICROSYSTEMS CORP .......................            133
     4,100    * NAVISITE, INC ...................................             10
    36,700    * NCR CORP ........................................          1,803
     2,300    * NEON SYSTEMS, INC ...............................             14
     4,600    * NET PERCEPTIONS, INC ............................             10
     4,200    * NET2PHONE, INC ..................................             31
     3,700    * NETCREATIONS, INC ...............................             25
     9,900    * NETEGRITY, INC ..................................            538
    10,300    * NETIQ CORP ......................................            900
    10,058    * NETMANAGE, INC ..................................              9
       500    * NETOBJECTS, INC .................................              0
     6,400    * NETOPIA, INC ....................................             28
    13,200    * NETRO CORP ......................................             92
     5,600    * NETSCOUT SYSTEMS, INC ...........................             56
     2,100    * NETSILICON, INC .................................              8
     1,200    * NETSOL INTERNATIONAL, INC .......................              8
     4,500    * NETSOLVE, INC ...................................             34
       500    * NETWORK ACCESS SOLUTIONS CORP ...................              0
   121,100    * NETWORK APPLIANCE, INC ..........................          7,773
    53,068    * NETWORK ASSOCIATES, INC .........................            222
     8,300    * NETWORK EQUIPMENT TECHNOLOGIES, INC .............             53
     5,600    * NETWORK PERIPHERALS, INC ........................             36
     9,900    * NETZERO, INC ....................................              9
     9,600    * NEW ERA OF NETWORKS, INC ........................             56
     2,200    * NEW FOCUS, INC ..................................             76
    11,600      NEWPORT CORP ....................................            912
     6,100    * NEXT LEVEL COMMUNICATIONS, INC ..................             69
    13,900    * NEXTEL PARTNERS, INC (CLASS A) ..................            234
     6,900    * NHANCEMENT TECHNOLOGIES, INC ....................             34
     3,300    * NIKU CORP .......................................             24
        95      NORTEL NETWORKS CORP (U.S.) .....................              3
     3,400      NORTH PITTSBURGH SYSTEMS, INC ...................             37
    20,295    * NOVA CORP (GEORGIA) .............................            405
     3,500    * NOVADIGM, INC ...................................             22
   127,800    * NOVELL, INC .....................................            667
    50,000    * NOVELLUS SYSTEMS, INC ...........................          1,797
     4,300      NTELOS, INC .....................................             76
     1,900    * NUANCE COMMUNICATIONS, INC ......................             82
     3,200    * NUCENTRIX BROADBAND NETWORKS, INC ...............             36
     2,100    * NUMERICAL TECHNOLOGIES, INC .....................             38
    17,400    * NVIDIA CORP .....................................            570
    15,300    * NX NETWORKS, INC ................................             10
     8,200    * NYFIX, INC ......................................            198
     7,600    * OBJECTIVE SYSTEMS INTEGRATORS, INC ..............            134
    11,600    * ON SEMICONDUCTOR CORP ...........................             61
     8,100    * ONYX SOFTWARE CORP ..............................             89
    17,600    * OPEN MARKET, INC ................................             19
    26,137    * OPENWAVE SYSTEMS, INC ...........................          1,253
     1,200    * OPTICAL CABLE CORP ..............................             11
        55    * OPUS360 CORP ....................................              0
 1,630,320    * ORACLE CORP .....................................         47,381
     3,800    * OSICOM TECHNOLOGIES, INC ........................             61
     2,100    * OTG SOFTWARE, INC ...............................             34
     6,700    * PACKETEER, INC ..................................             83
     6,260    * PAC-WEST TELECOMM, INC ..........................             22
   216,391    * PALM, INC .......................................          6,127
    10,800    * PARADYNE NETWORKS, INC ..........................             20
    91,732    * PARAMETRIC TECHNOLOGY CORP ......................          1,233
     5,350      PARK ELECTROCHEMICAL CORP .......................            164
    15,025    * PAXAR CORP ......................................            153
    12,603    * PAXSON COMMUNICATIONS CORP ......................            150
   126,315      PAYCHEX, INC ....................................          6,142
    30,800    * P-COM, INC ......................................             94
     4,900    * PC-TEL, INC .....................................             53
     9,800    * PEGASUS SOLUTIONS, INC ..........................             68
    81,722    * PEOPLESOFT, INC .................................          3,039
    55,150    * PEREGRINE SYSTEMS, INC ..........................          1,089
     8,100    * PERICOM SEMICONDUCTOR CORP ......................            150
    22,300    * PEROT SYSTEMS CORP (CLASS A) ....................            205
     3,800    * PERSISTENCE SOFTWARE, INC .......................             17
     9,100    * PHOENIX TECHNOLOGIES LTD ........................            123
     9,500    * PHOTRONICS, INC .................................            223
    12,050      PIONEER-STANDARD ELECTRONICS, INC ...............            133
     2,200    * PIXELWORKS, INC .................................             49
    18,800    * PLANTRONICS, INC ................................            884
    15,200    * PLEXUS CORP .....................................            462
     6,100    * PLX TECHNOLOGY, INC .............................             51
    61,200    * PMC-SIERRA, INC .................................          4,812
    18,800    * POLYCOM, INC ....................................            605


     SEE NOTES TO FINANCIAL STATEMENTS             2000 CREF Annual Report  o 43

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------

SHARES                                                              VALUE (000)
------                                                              -----------
TECHNOLOGY--(CONTINUED)
   35,100     * PORTAL SOFTWARE, INC ..............................   $      275
   10,400     * POWER INTEGRATIONS, INC ...........................          120
   10,000     * POWERTEL, INC .....................................          619
   16,600     * POWERWAVE TECHNOLOGIES, INC .......................          971
    1,500     * PREDICTIVE SYSTEMS, INC ...........................           11
    8,100     * PRI AUTOMATION, INC ...............................          152
    4,600     * PRIMUS KNOWLEDGE SOLUTIONS, INC ...................           30
    5,600     * PROBUSINESS SERVICES, INC .........................          149
    3,100     * PROCOM TECHNOLOGY, INC ............................           40
    7,440     * PRODIGY COMMUNICATIONS CORP (CLASS A) .............           11
   15,550     * PROFIT RECOVERY GROUP INTERNATIONAL, INC ..........           99
   12,800     * PROGRESS SOFTWARE CORP ............................          185
    5,000     * PROJECT SOFTWARE & DEVELOPMENT, INC ...............           54
   11,000     * PROXICOM, INC .....................................           45
   10,000     * PROXIM, INC .......................................          430
   12,300     * PUMA TECHNOLOGY, INC ..............................           51
    8,100     * PURCHASEPRO.COM, INC ..............................          142
   34,444     * QLOGIC CORP .......................................        2,652
    4,700     * QRS CORP ..........................................           60
  256,100     * QUALCOMM, INC .....................................       21,048
   56,635     * QUANTUM CORP-DLT & STORAGE SYSTEMS GROUP ..........          754
   33,067     * QUANTUM CORP-HARD DISK DRIVE GROUP ................          265
    7,300     * QUEST SOFTWARE, INC ...............................          205
    7,900     * QUICKLOGIC CORP ...................................           55
    6,400     * QUINTUS CORP ......................................           19
      700     * QUOKKA SPORTS, INC ................................            0
    6,300     * RADIANT SYSTEMS, INC ..............................          129
    5,600     * RADISYS CORP ......................................          145
    8,100     * RAINBOW TECHNOLOGIES, INC .........................          128
   30,000     * RAMBUS, INC .......................................        1,084
    5,600     * RAMP NETWORKS, INC ................................           32
   17,250     * RARE MEDIUM GROUP, INC ............................          160
   72,184     * RATIONAL SOFTWARE CORP ............................        2,811
    5,774     * RAZORFISH, INC (CLASS (A) .........................            9
   25,400     * REALNETWORKS, INC .................................          221
   31,400     * RED HAT, INC ......................................          196
   40,700     * REDBACK NETWORKS, INC .............................        1,669
    2,100     * REGISTER.COM, INC .................................           15
   10,100     * REMEDY CORP .......................................          167
    3,800     * RESEARCH FRONTIERS, INC ...........................           67
   18,243     * RETEK, INC ........................................          445
   28,600       REYNOLDS & REYNOLDS CO (CLASS A) ..................          579
   44,200     * RF MICRO DEVICES, INC .............................        1,213
   13,200     * ROBOTIC VISION SYSTEMS, INC .......................           36
    5,700     * ROGERS CORP .......................................          234
   14,350     * RSA SECURITY, INC .................................          759
    1,900     * RUDOLPH TECHNOLOGIES, INC .........................           57
    3,600     * RURAL CELLULAR CORP (CLASS A) .....................          107
   21,590     * S1 CORP ...........................................          113
    1,400     * SABA SOFTWARE, INC ................................           22
   44,500     * SAFEGUARD SCIENTIFICS, INC ........................          295
   11,000     * SAGA SYSTEMS, INC .................................          126
    7,900     * SAGENT TECHNOLOGY, INC ............................           11
    5,800     * SANCHEZ COMPUTER ASSOCIATES, INC ..................           48
   19,900     * SANDISK CORP ......................................          552
   58,180     * SANMINA CORP ......................................        4,458
   28,800     * SAPIENT CORP ......................................          344
    2,700     * SATCON TECHNOLOGY CO ..............................           27
    2,000     * SAVVIS COMMUNICATIONS CORP ........................            2
    9,300     * SAWTEK, INC .......................................          430
    4,600     * SBS TECHNOLOGIES, INC .............................          138
   55,754     * SCI SYSTEMS, INC ..................................        1,471
   11,800     * SCIENT CORP .......................................           38
   61,300       SCIENTIFIC-ATLANTA, INC ...........................        1,996
    5,200     * SCM MICROSYSTEMS, INC .............................          172
   30,200     * SDL, INC ..........................................        4,475
    6,500     * SEACHANGE INTERNATIONAL, INC ......................          132
   10,200     * SECURE COMPUTING CORP .............................          101
    1,600     * SEEBEYOND TECHNOLOGY CORP .........................           16
    1,600     * SELECTICA, INC ....................................           39
    5,700     * SEMITOOL, INC .....................................           55
   25,200     * SEMTECH CORP ......................................          556
   27,300     * SENSORMATIC ELECTRONICS CORP ......................          548
    1,600     * SEQUOIA SOFTWARE CORP .............................            3
    5,800     * SERENA SOFTWARE, INC ..............................          199
  131,932     * SIEBEL SYSTEMS, INC ...............................        8,922
   83,868     * SILICON GRAPHICS, INC .............................          335
   12,600     * SILICON IMAGE, INC ................................           69
    1,200     * SILICON LABORATORIES, INC .........................           17
   28,900     * SILICON STORAGE TECHNOLOGY, INC ...................          341
   13,000     * SILICON VALLEY GROUP, INC .........................          374
    2,400     * SILICONIX, INC ....................................           54
    4,500     * SILVERSTREAM SOFTWARE, INC ........................           93
    8,400     * SIPEX CORP ........................................          201
   17,700     * SITEL CORP ........................................           51
    3,400     * SMARTSERV ONLINE, INC .............................           24
   10,900     * SOFTNET SYSTEMS, INC ..............................           20
  216,804     * SOLECTRON CORP ....................................        7,350
   10,900     * SOMERA COMMUNICATIONS, INC ........................           95
    3,600     * SONIC FOUNDRY, INC ................................            5
   35,100     * SONICBLUE, INC ....................................          145
    9,000     * SONICWALL, INC ....................................          146
    5,400     * SONUS NETWORKS, INC ...............................          136
    4,500     * SPECTRALINK CORP ..................................           65
    1,300     * SPECTRA-PHYSICS LASERS, INC .......................           33
    9,789     * SPEEDFAM-IPEC, INC ................................           59
    3,300     * SPSS, INC .........................................           73
    5,800     * STANDARD MICROSYSTEM, INC .........................          117
    1,500     * STANFORD MICRODEVICES, INC ........................           54
   23,300     * STARBASE CORP .....................................           55
   13,600     * STARMEDIA NETWORK, INC ............................           26
   36,400     * STORAGE TECHNOLOGY CORP ...........................          328
   13,800     * STRUCTURAL DYNAMICS RESEARCH CORP .................          138
1,245,020     * SUN MICROSYSTEMS, INC .............................       34,705
   50,500     * SUNGARD DATA SYSTEMS, INC .........................        2,380
    3,321       SUPERIOR TELECOM, INC .............................            6
    3,000     * SUPERTEX, INC .....................................           59
    7,400     * SVI HOLDINGS, INC .................................            7
   33,400     * SYBASE, INC .......................................          662
   37,600     * SYCAMORE NETWORKS, INC ............................        1,401
    8,600     * SYKES ENTERPRISES, INC ............................           38
   27,600     * SYMANTEC CORP .....................................          921
   55,987       SYMBOL TECHNOLOGIES, INC ..........................        2,016
    9,000     * SYMMETRICOM, INC ..................................           88
   21,772     * SYNOPSYS, INC .....................................        1,033
    5,400     * SYNTEL, INC .......................................           31
    2,437   b * SYSTEM SOFTWARE ASSOCIATES, INC ..................             0
   12,400     * SYSTEMS & COMPUTER TECHNOLOGY CORP ................          153
   10,400     * TAKE-TWO INTERACTIVE SOFTWARE, INC ................          120
    4,400     * TANNING TECHNOLOGY, INC ...........................           16
   20,500     * TECH DATA CORP ....................................          554
    9,100       TECHNITROL, INC ...................................          374
   16,525     * TECHNOLOGY SOLUTIONS CO ...........................           35
   17,200     * TEKELEC ...........................................          516
   31,700       TEKTRONIX, INC ....................................        1,068
    1,000     * TELAXIS COMMUNICATIONS CORP .......................            2
    7,100     * TELCOM SEMICONDUCTOR, INC .........................           81
   14,188     * TELECORP PCS, INC (CLASS A) .......................          317
      600     * TELESCAN, INC .....................................            1
  131,438     * TELLABS, INC ......................................        7,426
    4,100     * TENFOLD CORP ......................................            6

44 o 2000 CREF Annual Report         SEE NOTES TO FINANCIAL STATEMENTS

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------

SHARES                                                              VALUE (000)
------                                                              -----------
TECHNOLOGY--(CONTINUED)
   67,000     * TERADYNE, INC ...................................    $    2,496
   15,000     * TERAYON COMMUNICATION SYSTEMS, INC ..............            61
  662,942       TEXAS INSTRUMENTS, INC ..........................        31,407
    4,400     * THERMA-WAVE, INC ................................            62
    8,200     * THREE-FIVE SYSTEMS, INC .........................           148
   49,000     * TIBCO SOFTWARE, INC .............................         2,349
   20,400     * TITAN CORP ......................................           332
    6,900     * TIVO, INC .......................................            37
    4,600     * TOLLGRADE COMMUNICATIONS, INC ...................           168
   14,400       TOTAL SYSTEM SERVICES, INC ......................           322
   12,600     * TRANSACTION SYSTEMS ARCHITECTS, INC (CLASS A) ...           146
   31,500     * TRANSWITCH CORP .................................         1,232
    8,400     * TRICORD SYSTEMS, INC ............................            70
    8,900     * TRIMBLE NAVIGATION LTD ..........................           214
   25,000     * TRIQUINT SEMICONDUCTOR, INC .....................         1,092
    7,800     * TRIZETTO GROUP, INC .............................           130
    3,500     * TUMBLEWEED COMMUNICATIONS CORP ..................            60
    2,300     * TURNSTONE SYSTEMS, INC ..........................            17
    5,800     * TUT SYSTEMS, INC ................................            48
   17,100     * UCAR INTERNATIONAL, INC .........................           167
    1,700     * ULTICOM, INC ....................................            58
    3,200     * ULTIMATE ELECTRONICS, INC .......................            70
    8,000     * ULTRATECH STEPPER, INC ..........................           207
    2,200     * UNIGRAPHICS SOLUTIONS, INC ......................            36
  120,074     * UNISYS CORP .....................................         1,756
    4,400     * UNIVERSAL ACCESS, INC ...........................            35
    5,000     * UNIVERSAL DISPLAY CORP ..........................            36
    6,175     * US INTERACTIVE, INC .............................             2
    6,100     * US WIRELESS CORP ................................            27
    9,025     * USINTERNETWORKING, INC ..........................            45
    3,900     * UTSTARCOM, INC ..................................            60
    3,400     * VA LINUX SYSTEMS, INC ...........................            28
   12,200     * VARIAN SEMICONDUCTOR EQUIPMENT
                  ASSOCIATES, INC ...............................           290
    1,000     * VASCO DATA SECURITY INTERNATIONAL, INC ..........             5
    9,300     * VEECO INSTRUMENTS, INC ..........................           373
   74,380     * VERISIGN, INC ...................................         5,518
  150,077     * VERITAS SOFTWARE CORP ...........................        13,132
   11,000     * VERITY, INC .....................................           265
    1,400     * VERSATA, INC ....................................            13
   12,600     * VERTEL CORP .....................................            30
    4,800     * VERTEX INTERACTIVE, INC .........................            30
   33,100     * VERTICALNET, INC ................................           220
    3,900     * VIADOR, INC .....................................             5
    5,000     * VIALINK CO ......................................            14
   15,600     * VIANT CORP ......................................            62
   16,900     * VIASYSTEMS GROUP, INC ...........................           140
    4,000     * VICINITY CORP ...................................            12
    7,400     * VICOR CORP ......................................           225
    8,600     * VIEWPOINT CORP ..................................            47
   75,900     * VIGNETTE CORP ...................................         1,366
   21,706     * VISHAY INTERTECHNOLOGY, INC .....................           328
   11,100     * VISUAL NETWORKS, INC ............................            36
   68,700     * VITESSE SEMICONDUCTOR CORP ......................         3,800
   25,400     * VITRIA TECHNOLOGY, INC ..........................           197
    3,100     * VOLT INFORMATION SCIENCES, INC ..................            64
    2,800     * VYYO, INC .......................................            17
   14,300       WALLACE COMPUTER SERVICES, INC ..................           243
   20,185     * WALT DISNEY INTERNET GROUP ......................            87
    4,500     * WATCHGUARD TECHNOLOGIES, INC ....................           142
   17,800     * WAVE SYSTEMS CORP (CLASS A) .....................            80
    5,220     * WEBMETHODS, INC .................................           464
    1,700     * WEBSENSE, INC ...................................            25
    4,900     * WEBTRENDS CORP ..................................           142
   81,079     * WEBVAN GROUP, INC ...............................            38
    9,200     * WESCO INTERNATIONAL, INC ........................            67
   12,300     * WESTELL TECHNOLOGIES, INC (CLASS A) .............            38
   64,900     * WESTERN DIGITAL CORP ............................           158
    5,800     * WHITE ELECTRONIC DESIGNS CORP ...................            38
   23,456     * WIND RIVER SYSTEMS, INC .........................           800
    5,400     * WIRELESS FACILITIES, INC ........................           196
    1,500     * WOMEN.COM NETWORKS ..............................             0
    4,300       WOODHEAD INDUSTRIES, INC ........................            84
  108,600     * XILINX, INC .....................................         5,009
   10,200     * XIRCOM, INC .....................................           158
    2,000     * XPEDIOR, INC ....................................             1
   12,200     * XYBERNAUT CORP ..................................            21
   97,184     * YAHOO, INC ......................................         2,922
    9,600     * ZEBRA TECHNOLOGIES CORP (CLASS A) ...............           392
    6,100     * ZIXIT CORP ......................................            53
    6,500     * ZORAN CORP ......................................           101
    2,300     * Z-TEL TECHNOLOGIES, INC .........................            12
    4,900     * ZYGO CORP .......................................           139
                                                                     ----------
              TOTAL TECHNOLOGY ..................................     1,101,544
                                                                     ----------
TRANSPORTATION--0.91%
   18,300       AIRBORNE, INC ...................................           178
   22,000     * AIRTRAN HOLDINGS, INC ...........................           160
    9,400     * ALASKA AIR GROUP, INC ...........................           280
   12,600     * AMERICA WEST HOLDINGS CORP (CLASS B) ............           161
      291     * AMERICAN FREIGHTWAYS CORP .......................             8
   57,511     * AMR CORP ........................................         2,254
    5,900     * ARKANSAS BEST CORP ..............................           108
    7,800       ARNOLD INDUSTRIES, INC ..........................           140
    6,400     * ATLANTIC COAST AIRLINES HOLDINGS, INC ...........           262
    5,950     * ATLAS AIR, INC ..................................           194
  152,525       BURLINGTON NORTHERN SANTA FE CORP ...............         4,318
   32,200       C.H. ROBINSON WORLDWIDE, INC ....................         1,012
   18,527       CNF, INC ........................................           626
   13,300     * CONTINENTAL AIRLINES, INC (CLASS B) .............           687
   82,952       CSX CORP ........................................         2,152
   46,958       DELTA AIRLINES, INC .............................         2,357
   10,650     * EGL, INC ........................................           255
   18,200       EXPEDITORS INTERNATIONAL OF WASHINGTON, INC .....           977
  109,000     * FEDEX CORP ......................................         4,356
   11,100       FLORIDA EAST COAST INDUSTRIES, INC (CLASS A) ....           398
    5,300     * FORWARD AIR CORP ................................           198
    6,900     * FRONTIER AIRLINES, INC ..........................           213
    5,000     * HEARTLAND EXPRESS, INC ..........................           114
    6,200       HUNT (J.B.) TRANSPORT SERVICES, INC .............           104
   22,150     * KANSAS CITY SOUTHERN INDUSTRIES, INC ............           224
    4,000     * LANDSTAR SYSTEM, INC ............................           222
    5,200     * M.S. CARRIERS, INC ..............................           170
   12,400     * MESA AIR GROUP, INC .............................            87
    9,800     * MESABA HOLDINGS, INC ............................           123
    5,221     * MIDWEST EXPRESS HOLDINGS, INC ...................            77
  146,658       NORFOLK SOUTHERN CORP ...........................         1,952
   12,900     * NORTHWEST AIRLINES CORP (CLASS A) ...............           389
    9,600       OVERSEAS SHIPHOLDING GROUP, INC .................           220
    6,400       ROADWAY EXPRESS, INC ............................           136
   22,700       RYDER SYSTEM, INC ...............................           377
   48,803       SABRE HOLDINGS CORP .............................         2,105
   11,300       SHURGARD STORAGE CENTERS, INC ...................           276
   18,200       SKYWEST, INC ....................................           523
  191,689       SOUTHWEST AIRLINES CO ...........................         6,427
   16,375     * SWIFT TRANSPORTATION CO, INC ....................           324
   23,914     * U.S. AIRWAYS GROUP, INC .........................           970
   19,535       UAL CORP ........................................           761
   94,785       UNION PACIFIC CORP ..............................         4,810
   39,700       UNITED PARCEL SERVICE, INC (CLASS B) ............         2,335


     SEE NOTES TO FINANCIAL STATEMENTS             2000 CREF Annual Report  o 45

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------

SHARES                                                              VALUE (000)
------                                                              -----------
TRANSPORTATION--(CONTINUED)
     10,000     USFREIGHTWAYS CORP ................................   $      301
     13,375     WERNER ENTERPRISES, INC ...........................          227
     18,600     * WISCONSIN CENTRAL TRANSIT CORP ..................          280
      4,800     * XTRA CORP .......................................          230
      9,200     * YELLOW CORP .....................................          187
                                                                      ----------
                TOTAL TRANSPORTATION ..............................       45,245
                                                                      ----------
UTILITIES--9.85%
     14,100     * ACTV, INC .......................................           60
     11,700     * ADELPHIA BUSINESS SOLUTIONS, INC ................           50
     27,911     * ADELPHIA COMMUNICATIONS CORP (CLASS A) ..........        1,441
     11,600     * ADVANCED RADIO TELECOM CORP .....................           12
    126,600     * AES CORP ........................................        7,010
     20,700       AGL RESOURCES, INC ..............................          457
      6,000     * ALAMOSA PCS HOLDINGS, INC .......................           48
     42,270       ALLEGHENY ENERGY, INC ...........................        2,037
     41,600     * ALLEGIANCE TELECOM, INC .........................          926
     28,400       ALLETE ..........................................          705
     30,134       ALLIANT ENERGY CORP .............................          961
    119,737       ALLTEL CORP .....................................        7,476
     52,513       AMEREN CORP .....................................        2,432
    122,942       AMERICAN ELECTRIC POWER CO, INC .................        5,717
     53,980     * AMERICAN TOWER CORP (CLASS A) ...................        2,044
      4,600     * ARGUSS COMMUNICATIONS, INC ......................           42
  1,438,158       AT & T CORP .....................................       24,898
    138,100     * AT&T WIRELESS GROUP .............................        2,391
     12,278       ATMOS ENERGY CORP ...............................          299
      5,900     * AUDIOVOX CORP (CLASS A) .........................           53
     17,900       AVISTA CORP .....................................          367
    715,858       BELLSOUTH CORP ..................................       29,305
      8,728       BLACK HILLS CORP ................................          391
     82,632     * BROADWING, INC ..................................        1,885
     35,954     * CABLEVISION SYSTEMS CORP (CLASS A) ..............        3,054
    106,596     * CALPINE CORP ....................................        4,803
      4,200       CASCADE NATURAL GAS CORP ........................           79
     53,825       CENTURYTEL, INC .................................        1,924
      6,300       CH ENERGY GROUP, INC ............................          282
     32,000     * CHARTER COMMUNICATIONS (CLASS A) ................          726
     57,223       CINERGY CORP ....................................        2,010
    101,426     * CITIZENS COMMUNICATIONS CO ......................        1,331
      8,600       CLECO CORP ......................................          471
     46,100       CMS ENERGY CORP .................................        1,461
     73,900       COASTAL CORP ....................................        6,526
      2,800     * COMCAST CORP (CLASS A) ..........................          116
    340,036     * COMCAST CORP (CLASS A) SPECIAL ..................       14,197
      4,066     * COMMONWEALTH TELEPHONE ENTERPRISES, INC .........          142
     30,925       CONECTIV, INC ...................................          620
     80,919       CONSOLIDATED EDISON, INC ........................        3,115
     57,279       CONSTELLATION ENERGY GROUP, INC .................        2,581
     51,958     * COX COMMUNICATIONS, INC (CLASS A) ...............        2,419
     37,900     * CROWN CASTLE INTERNATIONAL CORP .................        1,026
      6,300       CT COMMUNICATIONS, INC ..........................           89
      4,200     * DIGITAL LIGHTWAVE, INC ..........................          133
      9,900     * DITECH COMMUNICATIONS CORP ......................          159
     91,148       DOMINION RESOURCES, INC .........................        6,107
     49,378       DPL, INC ........................................        1,639
     24,500       DQE, INC ........................................          802
     12,900     * DSL.NET, INC ....................................            7
     54,593       DTE ENERGY CO ...................................        2,126
    141,051       DUKE ENERGY CORP ................................       12,025
     87,010       DYNEGY, INC (CLASS A) ...........................        4,878
     18,500     * E.SPIRE COMMUNICATIONS, INC .....................            9
     28,447     * EARTHLINK, INC ..................................          143
    125,700       EDISON INTERNATIONAL CO .........................        1,964
     11,000     * EFFICIENT NETWORKS, INC .........................          157
     20,808     * EL PASO ELECTRIC CO .............................          275
     83,122       EL PASO ENERGY CORP .............................        5,954
      3,100     * ELECTRIC LIGHTWAVE, INC (CLASS A) ...............           10
      6,700       EMPIRE DISTRICT ELECTRIC CO .....................          176
     10,286       ENERGEN CORP ....................................          331
     42,464       ENERGY EAST CORP ................................          836
    283,140       ENRON CORP ......................................       23,536
     86,353       ENTERGY CORP ....................................        3,654
     12,500       EQUITABLE RESOURCES, INC ........................          834
    122,524       EXELON CORP .....................................        8,602
     87,236       FIRSTENERGY CORP ................................        2,753
     68,000       FPL GROUP, INC ..................................        4,879
      8,500     * GENERAL COMMUNICATION, INC (CLASS A) ............           60
      9,900   b * GEOTEK COMMUNICATIONS, INC ......................            0
     24,387     * GLENAYRE TECHNOLOGIES, INC ......................           86
     78,600     e GLOBAL TELESYSTEMS, INC .........................           64
     43,421       GPU, INC ........................................        1,598
     12,500       HAWAIIAN ELECTRIC INDUSTRIES, INC ...............          465
     17,149   b * ICG COMMUNICATIONS, INC .......................              2
     14,300       IDACORP, INC ....................................          702
      8,800     * IDT CORP ........................................          179
     15,800     * INSIGHT COMMUNICATIONS CO, INC ..................          371
     19,300     * INTERMEDIA COMMUNICATIONS, INC ..................          139
      7,800       INTER-TEL, INC ..................................           60
     30,000       IPALCO ENTERPRISES, INC .........................          726
     19,400     * ITC DELTACOM, INC ...............................          105
     23,500       KANSAS CITY POWER & LIGHT CO ....................          645
     51,504       KEYSPAN CORP ....................................        2,182
     43,800       KINDER MORGAN, INC ..............................        2,286
     11,900     * L-3 COMMUNICATIONS HOLDINGS, INC ................          916
      7,200       LACLEDE GAS CO ..................................          168
      4,700     * LATITUDE COMMUNICATIONS, INC ....................           18
     10,250     * LEAP WIRELESS INTERNATIONAL, INC ................          256
    111,400     * LEVEL 3 COMMUNICATIONS, INC .....................        3,655
      4,700       MADISON GAS & ELECTRIC CO .......................          106
    164,694     * MCLEODUSA, INC (CLASS A) ........................        2,326
     34,500       MCN ENERGY GROUP, INC ...........................          955
     24,650       MDU RESOURCES GROUP, INC ........................          801
      7,600     * MEDIACOM COMMUNICATIONS CORP ....................          131
    133,744     * METROMEDIA FIBER NETWORK, INC (CLASS A) .........        1,354
     40,400       MONTANA POWER CO ................................          838
     15,000       NATIONAL FUEL GAS CO ............................          944
      2,300     * NEON COMMUNICATIONS, INC ........................           15
      6,600     * NETWORK PLUS CORP ...............................           17
      7,300       NEW JERSEY RESOURCES CORP .......................          316
    186,800     * NEXTEL COMMUNICATIONS, INC (CLASS A) ............        4,623
     63,700     * NIAGARA MOHAWK HOLDINGS, INC ....................        1,063
     17,400       NICOR, INC ......................................          751
     79,587       NISOURCE, INC ...................................        2,447
     17,762     * NISOURCE, INC (SAILS) ...........................           49
     55,800       NORTHEAST UTILITIES CO ..........................        1,353
     33,700     * NORTHPOINT COMMUNICATIONS GROUP, INC ............           12
     10,400       NORTHWEST NATURAL GAS CO ........................          276
      8,800       NORTHWESTERN CORP ...............................          204
     11,000     * NRG ENERGY, INC .................................          306
     20,589       NSTAR ...........................................          883
    103,765     * NTL, INC ........................................        2,484
      4,900       NUI CORP ........................................          158
     29,600       OGE ENERGY CORP .................................          723
     11,480       ONEOK, INC ......................................          552
      9,100       OTTER TAIL POWER CO .............................          253
     13,500       PEOPLES ENERGY CORP .............................          604
    147,965       PG&E CORP .......................................        2,959
     12,004       PIEDMONT NATURAL GAS CO, INC ....................          458
     13,400     * PINNACLE HOLDINGS, INC ..........................          121

46 o 2000 CREF Annual Report         SEE NOTES TO FINANCIAL STATEMENTS

       STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT - DECEMBER 31, 2000
-------------------------------------------------------------------------------

SHARES                                                               VALUE (000)
------                                                               ----------
UTILITIES--(CONTINUED)
     32,400     PINNACLE WEST CAPITAL CORP .....................     $    1,543
     42,800     POTOMAC ELECTRIC POWER CO ......................          1,058
     55,532     PPL CORP .......................................          2,509
     17,100   * PRICE COMMUNICATIONS CORP ......................            287
     10,400   * PRIMUS TELECOMMUNICATIONS GROUP, INC ...........             24
     77,608     PROGRESS ENERGY, INC ...........................          3,817
     34,100   * PROGRESS ENERGY, INC- CVO ......................             15
     57,581   * PSINET, INC ....................................             41
     13,300     PUBLIC SERVICE CO OF NEW MEXICO ................            357
     82,023     PUBLIC SERVICE ENTERPRISE GROUP, INC ...........          3,988
     32,640     PUGENT ENERGY, INC .............................            908
     30,500     QUESTAR CORP ...................................            917
    390,103   * QWEST COMMUNICATIONS INTERNATIONAL , INC .......         15,994
     22,900   * RCN CORP .......................................            145
     93,849     RELIANT ENERGY, INC ............................          4,065
     13,300   e RGS ENERGY GROUP, INC ..........................            431
     22,800   * RHYTHMS NETCONNECTIONS, INC ....................             26
     10,400   * SBA COMMUNICATIONS CORP ........................            427
  1,297,245     SBC COMMUNICATIONS, INC ........................         61,943
     36,000     SCANA CORP .....................................          1,064
      6,900   e SEMCO ENERGY, INC ..............................            107
     77,941     SEMPRA ENERGY ..................................          1,812
     29,829     SIERRA PACIFIC RESOURCES (NEW) .................            479
      1,000   * SMARTALK TELESERVICES, INC .....................              0
      2,400     SOUTH JERSEY INDUSTRIES, INC ...................             71
    249,415     SOUTHERN CO ....................................          8,293
     13,506     SOUTHERN UNION CO ..............................            358
     11,900     SOUTHWEST GAS CORP .............................            260
     15,700     SOUTHWESTERN ENERGY CO .........................            163
     22,400   * SPECTRASITE HOLDINGS, INC ......................            297
    271,432     SPRINT CORP (FON GROUP) ........................          5,513
    200,366   * SPRINT CORP (PCS GROUP) ........................          4,095
     25,385   * TALK.COM, INC ..................................             36
     48,200     TECO ENERGY, INC ...............................          1,560
     19,955     TELEPHONE & DATA SYSTEMS, INC ..................          1,796
      6,900   * TELIGENT, INC (CLASS A) ........................             13
     21,000   * TIME WARNER TELECOM, INC (CLASS A) .............          1,332
     13,600   * TRITON PCS HOLDINGS, INC (CLASS A) .............            462
    100,982     TXU CORP .......................................          4,475
      5,200   * U.S. CELLULAR CORP .............................            313
     11,010     UGI CORP .......................................            279
      5,500     UIL HOLDINGS CORP ..............................            274
     12,640     UNISOURCE ENERGY CORP HOLDINGS CO ..............            238
     35,826     UTILICORP UNITED, INC ..........................          1,111
     23,430     VECTREN CORP ...................................            600
  1,042,493     VERIZON COMMUNICATIONS .........................         52,211
      4,500   * VIA NETWORKS, INC ..............................             17
      6,100   * VIASET, INC ....................................             80
      4,846  e* VIATEL, INC ...................................              18
     12,700   * VIRATA CORP ....................................            138
     87,250   * VOICESTREAM WIRELESS CORP ......................          8,780
     17,400   * WEBLINK WIRELESS, INC ..........................             60
      5,300   * WEST CORP ......................................            149
      7,600     WESTERN GAS RESOURCES, INC .....................            256
     26,600     WESTERN RESOURCES, INC .........................            660
     22,200   * WESTERN WIRELESS CORP (CLASS A) ................            870
     17,700     WGL HOLDINGS, INC ..............................            539
     14,900   * WILLIAMS COMMUNICATIONS GROUP, INC .............            175
    169,316     WILLIAMS COS, INC ..............................          6,762
     36,000   * WINSTAR COMMUNICATIONS, INC ....................            421
     46,100     WISCONSIN ENERGY CORP ..........................          1,040
  1,102,350   * WORLDCOM, INC ..................................         15,502
      5,000   * WORLDGATE COMMUNICATIONS, INC ..................             19
     13,300   * WORLDPAGES.COM, INC ............................             36
     10,100     WPS RESOURCES CORP .............................            372
    130,106     XCEL ENERGY, INC ...............................          3,781
    138,835   * XO COMMUNICATIONS, INC (CLASS A) ...............          2,473
                                                                     ----------
                TOTAL UTILITIES ................................        490,588
                                                                     ----------
                TOTAL COMMON STOCK
                (Cost $ 3,765,715) .............................      4,904,125
                                                                     ----------
 PRINCIPAL
-----------
SHORT TERM INVESTMENTS--1.55%
  COMMERCIAL PAPER--0.18%
               CONAGRA, INC
$ 4,500,000     7.300%, 01/26/01 ...............................          4,473
               PARK AVENUE RECEIVABLES CORP
  4,500,000   c 6.620%, 01/03/01 ...............................          4,498
                                                                     ----------
                                                                          8,971
                                                                     ----------
U.S. GOVERNMENT AND AGENCIES--1.37%
               FEDERAL HOME LOAN BANK (FHLB)
 10,000,000     6.430%, 01/03/01 ...............................          9,995
 13,445,000     6.220%, 01/19/01 ...............................         13,400
 17,250,000     6.220%, 01/26/01 ...............................         17,172
               FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
  8,050,000     6.465%, 01/02/01 ...............................          8,047
 20,000,000     6.170%, 02/20/01 ...............................         19,824
                                                                     ----------
                                                                         68,438
                                                                     ----------
               TOTAL SHORT TERM INVESTMENTS
                (Cost $77,428) .................................         77,409
                                                                     ----------
               TOTAL PORTFOLIO--100%
                (Cost $3,843,598) ..............................      4,981,843
               OTHER ASSETS & LIABILITIES, NET--0.00% .........             (10)
                                                                     ----------
               NET ASSETS--100.00% ............................      $4,981,833
                                                                     ==========

----------------
* Non-income producing
b In bankruptcy
c Commercial  paper issued under the Private  Placement  exemption under Section
  4(2) of the Securities Act of 1933.
e All or a portion of these securities are out on loan.












     SEE NOTES TO FINANCIAL STATEMENTS             2000 CREF Annual Report  o 47

REPORT OF MANAGEMENT RESPONSIBILITY

   TO THE PARTICIPANTS OF COLLEGE RETIREMENT EQUITIES FUND:

   The accompanying financial statements of the Money Market, Inflation-Linked Bond, Bond Market, Social Choice and Equity Index Accounts of College Retirement Equities Fund ("CREF") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

   CREF has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, CREF's internal audit personnel provide a continuing review of the internal controls and operations of the CREF Accounts, and the internal Auditor regularly reports to the Audit Committee of the CREF Board of Trustees.

   The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. For the periods covered by these financial statements all services provided by Ernst & Young LLP for CREF were limited exclusively to auditing. It is CREF's policy that any non-audit services be obtained from a firm other than the external financial audit firm. The independent auditors' report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these financial statements.

   The Audit Committee of the CREF Board of Trustees, consisting of trustees who are not officers of CREF, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls, and auditing. In addition to the annual audit of the financial statements of all the CREF Accounts by the independent auditing firm, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission perform periodic examinations of the CREF Accounts' operations.


   /s/ JOHN H. BIGGS                /s/ RICHARD L. MILLS
   -----------------------          ----------------------------
   John H. Biggs                    Richard L. Mills
   Chairman, President and          Executive Vice President and
   Chief Executive Officer          Principal Accounting Officer


--------------------------------------------------------------------------------

REPORT OF THE AUDIT COMMITTEE

   TO THE PARTICIPANTS OF COLLEGE RETIREMENT EQUITIES FUND:

   The Audit Committee oversees the financial reporting process of the College Retirement Equities Fund ("CREF") on behalf of CREF's Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee's responsibilities. All members of the Audit Committee ("Committee") are independent, as defined under the listing standards of the New York Stock Exchange.

   Management has the primary responsibility for CREF's financial statements, development and maintenance of a strong system of internal controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in connection with their respective audits. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting.

   The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity of disclosures in the financial statements. The Committee has also discussed the audited finan cial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with generally accepted accounting principles.

   The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by CREF, the clarity of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors' independence from management and CREF, and has received a written disclosure regarding such independence, as required by the Independence Standards Board.

   Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

   Maceo K. Sloan, Audit Committee Chair
   Martin J. Gruber, Audit Committee Member
   Nestor V. Santiago, Audit Committee Member
   David K. Storrs, Audit Committee Member

   February 12, 2001



48 o  2000 CREF Annual Report

REPORT OF INDEPENDENT AUDITORS

  TO THE PARTICIPANTS AND BOARD OF TRUSTEES OF COLLEGE RETIREMENT EQUITIES FUND:

  We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Money Market, Inflation-Linked Bond, Bond Market, Social Choice and Equity Index Accounts (five of the Accounts comprising the College Retirement Equities Fund ("CREF")) as of December 31, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of CREF's management. Our responsibility is to express an opinion on these financial statements based on our audits. The condensed financial information for the year ended December 31, 1996 was audited by other auditors, whose report dated February 6, 1997 expressed an unqualified opinion on such condensed financial information.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial state ments. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Money Market, Inflation-Linked Bond, Bond Market, Social Choice and Equity Index Accounts of CREF at December 31, 2000, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ ERNST & YOUNG LLP
                                                            --------------------
                                                               Ernst & Young LLP

  New York, New York
  February 5, 2001

--------------------------------------------------------------------------------








                                                    2000 CREF Annual Report o 49

STATEMENTS OF ASSETS AND LIABILITIES

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Inflation-
    DECEMBER 31, 2000                                           Money Market    Linked      Bond Market  Social Choice  Equity Index
   (AMOUNTS IN THOUSANDS, EXCEPT AMOUNTS PER ACCUMULATION UNIT)   Account     Bond Account    Account       Account        Account
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Portfolio investments, at cost                                    $6,662,702     $477,582     $4,138,712   $3,834,494    $3,843,598
Net unrealized appreciation of portfolio investments                     932        7,569         69,205      992,284     1,138,245
                                                                  ----------     --------     ----------   ----------    ----------
Portfolio investments, at value                                    6,663,634      485,151      4,207,917    4,826,778     4,981,843
Cash                                                                     192            9          1,065          290           365
Dividends and interest receivable                                     29,817        6,883         36,149       18,874         4,265
Receivable from securities transactions                                    5           54         15,905       14,664         1,886
Amounts due from TIAA                                                  2,127          273          1,435        2,839         4,336
Other                                                                     13           --             --           10             6
                                                                  ----------     --------     ----------   ----------    ----------
   TOTAL ASSETS                                                    6,695,788      492,370      4,262,471    4,863,455     4,992,701
                                                                  ----------     --------     ----------   ----------    ----------
LIABILITIES
Deposits for securities loaned--Note 4                                    --           --        353,165      159,994           459
Payable for securities transactions                                       --          532        666,530      443,048        10,409
   TOTAL LIABILITIES                                                      --          532      1,019,695      603,042        10,868
 NET ASSETS
Accumulation Fund                                                  6,458,517      472,607      3,167,409    4,096,975     4,829,281
Annuity Fund                                                         237,271       19,231         75,367      163,438       152,552
                                                                  ----------     --------     ----------   ----------    ----------
   TOTAL NET ASSETS                                               $6,695,788     $491,838     $3,242,776   $4,260,413    $4,981,833
                                                                  ==========     ========     ==========   ==========    ==========
THOUSANDS OF ACCUMULATION
   UNITS OUTSTANDING--NOTES 5 AND 6                                  315,206       15,188         54,745       42,550        62,018
                                                                  ==========     ========     ==========   ==========    ==========

NET ASSET VALUE, PER ACCUMULATION UNIT--NOTE 5                    $    20.49     $  31.12     $    57.86   $    96.29    $    77.87
                                                                  ==========     ========     ==========   ==========    ==========

See Notes to Financial Statements
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Inflation-
    DECEMBER 31, 2000                                           Money Market    Linked      Bond Market  Social Choice  Equity Index
   (AMOUNTS IN THOUSANDAS)                                        Account     Bond Account    Account       Account        Account
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
   Interest                                                       $  427,585     $ 19,226     $  195,487   $  110,430    $    5,922
   Dividends                                                              --           53             13       28,751        58,167
                                                                  ----------     --------     ----------   ----------    ----------
   TOTAL INCOME                                                      427,585       19,279        195,500      139,181        64,089
                                                                  ----------     --------     ----------   ----------    ----------
Expenses--Note 3:
   Investment                                                          3,779          196          2,980        3,044         2,921
   Operating                                                          14,840          563          6,370        9,276        11,238
                                                                  ----------     --------     ----------   ----------    ----------
   TOTAL EXPENSES                                                     18,619          759          9,350       12,320        14,159
                                                                  ----------     --------     ----------   ----------    ----------
INVESTMENT INCOME--NET                                               408,966       18,520        186,150      126,861        49,930
                                                                  ----------     --------     ----------   ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON TOTAL INVESTMENTS--Note 4 Net realized gain (loss) on:
   Portfolio investments                                                 (84)         170         (5,333)     133,263       104,253
   Futures transactions                                                   --           --             --           --        (6,141)
                                                                  ----------     --------     ----------   ----------    ----------
   NET REALIZED GAIN (LOSS)                                              (84)         170         (5,333)     133,263        98,112
                                                                  ----------     --------     ----------   ----------    ----------
Net change in unrealized appreciation on:
   Portfolio investments                                               2,285       12,946        141,264     (250,031)     (545,529)
   Futures transactions                                                   --           --             --           --        (5,070)
                                                                  ----------     --------     ----------   ----------    ----------
   NET CHANGE IN UNREALIZED APPRECIATION                               2,285       12,946        141,264     (250,031)     (550,599)
                                                                  ----------     --------     ----------   ----------    ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS        2,201       13,116        135,931     (116,768)     (452,487)
                                                                  ----------     --------     ----------   ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $  411,167     $ 31,636     $  322,081   $   10,093    $ (402,557)
                                                                  ==========     ========     ==========   ==========    ==========

See Notes to Financial Statements


50  o  2000 CREF Annual Report

STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------
   YEARS ENDED DECEMBER 31,             Money Market       Inflation-Linked Bond           Bond Market
   (AMOUNTS IN THOUSANDS)                 Account                  Account                    Account
---------------------------------------------------------------------------------------------------------------

                                      2000         1999        2000         1999         2000           1999
                                  ----------    ----------  ---------    ---------    ----------    -----------
FROM OPERATIONS
Investment income--net            $  408,966    $  314,441  $  18,520    $   8,416    $  186,150    $  183,398
Net realized gain (loss)
   on total investments                  (84)          (66)       170       (1,115)       (5,333)     (128,310)
Net change in unrealized
   appreciation (depreciation)
   on total investments                2,285        (1,516)    12,946       (4,303)      141,264       (90,945)
                                  ----------    ----------  ---------    ---------    ----------    -----------
   NET INCREASE (DECREASE)
      IN NET ASSETS
      RESULTING FROM
      OPERATIONS                     411,167       312,859     31,636        2,998       322,081       (35,857)
                                  ----------    ----------  ---------    ---------    ----------    -----------
FROM PARTICIPANT
   TRANSACTIONS
Premiums                             546,170       543,321     31,144       18,319       210,214       244,985
                                  ----------    ----------  ---------    ---------    ----------    -----------
Disbursements and transfers:
   Seed money withdrawn                   --            --         --       54,990            --
   Net transfers to (from) TIAA      189,304       122,638     (7,829)         225        29,885        49,715
   Net transfers to (from)
     other CREF Accounts             538,768      (912,804)  (291,146)     (37,581)       46,184       199,767
   Annuity payments                   50,428        40,863      1,596          786        15,557        12,322
   Withdrawals and
      death benefits                 535,292       469,305      9,391        3,651       103,175        97,945
                                  ----------    ----------  ---------    ---------    ----------    -----------
   TOTAL DISBURSEMENTS
      AND TRANSFERS, NET           1,313,792      (279,998)  (287,988)      22,071       194,801       359,749
                                  ----------    ----------  ---------    ---------    ----------    -----------
   NET INCREASE (DECREASE) IN
      NET ASSETS RESULTING
      FROM PARTICIPANT
      TRANSACTIONS                  (767,622)      823,319    319,132       (3,752)       15,413      (114,764)
                                  ----------    ----------  ---------    ---------    ----------    -----------
   NET INCREASE (DECREASE)
      IN NET ASSETS                 (356,455)    1,136,178    350,768         (754)      337,494      (150,621)
NET ASSETS
   Beginning of year               7,052,243     5,916,065    141,070      141,824     2,905,282     3,055,903
                                  ----------    ----------  ---------    ---------    ----------    -----------
   End of year                    $6,695,788    $7,052,243  $ 491,838    $ 141,070    $3,242,776    $2,905,282
                                  ==========    ==========  =========    =========    ==========    ===========

---------------------------------------------------
      Social Choice            Equity Index
         Account                 Account
--------------------------------------------------

    2000         1999       2000           1999
 ----------   ---------  ----------     ----------
  $ 126,861  $  108,021   $  49,930    $    44,087

    133,263      48,121      98,112        78,144


   (250,031)    232,654    (550,599)      697,350
 ----------   ---------  ----------    ----------


     10,093     388,796    (402,557)      819,581
 ----------   ---------  ----------    ----------

    393,221     425,340     578,120       564,292
 ----------   ---------  ----------    ----------


     11,263      (2,162)    (35,454)      (51,726)

    145,176     (54,777)     62,309      (206,151)
     20,032      15,279      21,863        15,675

     93,391      71,842     129,714        93,355
 ----------   ---------  ----------    ----------
    269,862      30,182     178,432      (148,847)
 ----------   ---------  ----------    ----------



    123,359     395,158     399,688       713,139
 ----------   ---------  ----------    ----------
    133,452     783,954      (2,869)    1,532,720

  4,126,961   3,343,007    4,984,702    3,451,982
 ----------  ----------  -----------   ----------
 $4,260,413  $4,126,961   $4,981,833   $4,984,702
 ==========  ==========  ===========   ==========


See Notes to Financial Statements
--------------------------------------------------------------------------------


NOTE 1--ORGANIZATION
--------------------------------------------------------------------------------

   The purpose of College Retirement Equities Fund ("CREF"), as stated in its charter, is to aid and strengthen nonprofit educational and research organizations, governmental entities and other nonprofit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of eight investment portfolios ("Accounts"). The accompanying financial statements are those of the Money Market, Inflation-Linked Bond, Bond Market, Social Choice and Equity Index Accounts. The three other investment portfolios of CREF, which are not included in these financial statements, are the Stock, Global Equities and Growth Accounts.

   CREF established the Inflation-Linked Bond Account on January 13, 1997 with a $50,000,000 investment by Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization, and on May 1, 1997, began to offer Accumulation Units in the Inflation-Linked Bond Account to participants other than TIAA. TIAA's Accumulation Units shared in the pro rata investment experience and were subject to the same valuation procedures and expense deductions as all other Accumulation Units in the Account. During 1999, all of TIAA's Accumulation Units in the Account were withdrawn at prevailing net asset values.

   TIAA-CREF Investment Management, LLC ("Investment Management"), a subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment advisory services for the CREF Accounts pursuant to an Investment Management Services Agreement with CREF. TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc., provides administrative services for the CREF Accounts and performs distribution functions for CREF's



                                                   2000 CREF Annual Report  o 51

--------------------------------------------------------------------------------


NOTE 1--ORGANIZATION (CONCLUDED)
--------------------------------------------------------------------------------
   certificates pursuant to a Principal Underwriting and Administrative Services Agreement with CREF. TIAA provides guarantees for the CREF Accounts for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------

   The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts, which are in conformity with accounting principles generally accepted in the United States.

VALUATION OF INVESTMENTS

   Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the Nasdaq National Market System are valued at the last sale price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value or amortized cost, which approximates market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars as described below under Foreign Currency Transactions and Translation. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

ACCOUNTING FOR INVESTMENTS

   Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Accounts are informed of the ex-dividend date. Realized gains and losses on securities transactions are accounted for on the average cost basis.

INCOME RECOGNITION

   In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000 and will require investment companies to amortize premiums and discounts on all fixed income securities. The Accounts currently do not amortize premiums or discounts on fixed income securities with over 60 days to maturity. On January 1, 2001, the Accounts will be required to record a cumulative adjustment to reflect the amortization of premiums and discounts on existing fixed income securities. The adjustment for the Bond Market Account totaling $840,900 will reduce investment cost, thereby increasing unrealized appreciation but having no impact on total net assets. The adjustment for the Inflation-Linked Bond and Social Choice Accounts totaling $453,200 and $299,600, respectively, will increase investment cost, thereby reducing unrealized appreciation but having no impact on total net assets. These adjustments will have no effect on net assets or unit values.

DOLLAR ROLL TRANSACTIONS

   The Accounts may enter into dollar rolls in which the Account sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period the Account forgoes principal and interest paid on the securities. The Accounts record dollar rolls as financing transactions. Dollar rolls can enhance the Account's return by earning a spread between the yield on the underlying securities and short-term interest rates.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION

   The records of the Accounts are maintained in U.S. dollars. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS

   The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon maturity or if the counterparties do not perform in accordance with contractual provisions.

REPURCHASE AGREEMENTS

   The Accounts may enter into repurchase agreements with qualified institutions. Repurchase agreements involve the purchase of securities from an institution, subject to the seller's agreement to repurchase and the Accounts' agreement to resell such securities at a mutually-agreed upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Accounts will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Accounts maintain the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.


52  o  2000 CREF Annual Report

SECURITIES LENDING

   The Accounts may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Accounts continue to receive income on the securities loaned and receive additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Accounts. Although each transaction is fully collateralized, the Accounts would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

COVERED CALL OPTIONS WRITTEN

   The Accounts may write (sell) covered call options to provide protection against adverse movements in the price of securities in the portfolio. When an option is written, an amount equal to the premium received is recorded as a liability; the liability is adjusted on a daily basis to the current market price of the option written and an unrealized gain or loss is recorded. Premiums received from writing options which expire unexercised are recognized as realized gains from option transactions on the expiration date. Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying securities in recognizing the net realized gain or loss on portfolio investments. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of an Account's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying securities pursuant to the call option may be below the prevailing market value.

FUTURES CONTRACTS

   The Accounts may use futures contracts to manage exposure to the stock market or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. The underlying face amount at value of any open futures contracts at the end of the period reflects exposure to the underlying instrument/index. Futures con tracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

   The Accounts may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Accounts to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES

   Restricted securities held by the Accounts, which are identified in the accompanying statement of investments, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

FEDERAL INCOME TAXES

   CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("Code"), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF's Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.


NOTE 3--MANAGEMENT AGREEMENTS
-------------------------------------------------------------------------------

   Services necessary for the operation of the CREF Accounts are provided, at cost, by Investment Management and Services. Such services are provided in accordance with an Investment Management Services Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services (see Note 1). Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.


NOTE 4--INVESTMENTS
-------------------------------------------------------------------------------

   At December 31, 2000, the market value of securities loaned and collateral received in connection therewith was comprised as follows:

-------------------------------------------------------------------------------
                         Bond Market       Social Choice       Equity Index
                           Account           Account             Account
-------------------------------------------------------------------------------
Market value of
   securities loaned    $345,660,462      $156,332,173          $442,000
Cash collateral          354,828,980       160,246,833           459,000


                                                   2000 CREF Annual Report  o 53

--------------------------------------------------------------------------------



NOTE 4--INVESTMENTS  (CONCLUDED)
--------------------------------------------------------------------------------

   At December 31, 2000, net unrealized appreciation of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

--------------------------------------------------------------------------------
                           Gross            Gross
                         Unrealized        Unrealized          Net Unrealized
                       Appreciation of   Depreciation of        Appreciation
                         Portfolio          Portfolio           of Portfolio
                        Investments       Investments            Investments
--------------------------------------------------------------------------------

Money Market Account  $    1,199,250      $    267,096        $      932,154
Inflation-Linked
   Bond Account            7,569,380               114             7,569,266
Bond Market Account       77,186,554         7,981,244            69,205,310
Social Choice Account  1,196,912,796       204,629,084           992,283,712
Equity Index Account   1,579,694,387       441,449,006         1,138,245,381

   At December 31, 2000 the Equity Index Account held 160 open futures contracts in the Standard & Poor's 500 Index, expiring in March 2001, with a value of $53,400,000 and an unrealized loss of $1,562,637.

   Purchases and sales of portfolio securities of unaffiliated issuers, other than short-term money market instruments, for the Inflation-Linked Bond, Bond Market, Social Choice, and Equity Index Accounts for the year ended December 31, 2000, other than short-term money market instruments, were as follows:

--------------------------------------------------------------------------------
                                 Inflation-Linked             Bond Market
                                   Bond Account                 Account
--------------------------------------------------------------------------------

Purchases                           $381,544,366             $10,025,470,746
Sales                                 45,585,741               9,843,239,584

--------------------------------------------------------------------------------
                                  Social Choice               Equity Index
                                     Account                     Account
--------------------------------------------------------------------------------

Purchases                         $4,722,605,707                $980,474,372
Sales                              4,453,222,772                 467,998,440

NOTE 5--CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

   Selected condensed financial information for an Accumulation Unit of each Account is presented below.

--------------------------------------------------------------------------------
FOR THE YEARS ENDED
DECEMBER 31,                2000        1999         1998      1997       1996
--------------------------------------------------------------------------------

MONEY MARKET ACCOUNT
Per Accumulation
   Unit data:
Investment income          $ 1.273    $  .976     $  .998    $  .953   $   .880
Expenses                      .055       .057        .054       .046       .049
                           -------    -------     -------    -------   --------
Investment
   income--net               1.218       .919        .944       .907       .831
Net realized
   and unrealized
   gain (loss)
   on total
   investments                .007      (.005)       .005       .001      (.003)
                           -------    -------     -------    -------   --------
Net increase in
   Accumulation
   Unit Value                1.225       .914        .949       .908       .828
Accumulation
   Unit Value:
   Beginning
     of year                19.265     18.351      17.402     16.494     15.666
                           -------    -------     -------    -------   --------
   End of year             $20.490    $19.265     $18.351    $17.402    $16.494
                           =======    =======     =======    =======   ========
Total return                  6.36%      4.98%       5.45%      5.51%      5.28%
Ratios to Average
   Net Assets:
   Expenses                   0.28%      0.30%       0.30%      0.27%      0.30%
   Investment
     income--net              6.12%      4.90%       5.27%      5.35%      5.16%
Portfolio turnover
   rate                        n/a        n/a         n/a        n/a        n/a
Thousands of
   Accumulation
   Units outstanding
   at end of year          315,206    354,754     312,358    233,116    218,292


54  o  2000 CREF Annual Report

--------------------------------------------------------------------------------


NOTE 5--CONDENSED FINANCIAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     JANUARY 13, 1997
FOR THE YEARS ENDED                               (DATE ESTABLISHED) TO
DECEMBER 31,           2000       1999      1998    DECEMBER 31, 1997(a)
--------------------------------------------------------------------------------
INFLATION-LINKED BOND ACCOUNT
Per Accumulation
   Unit data:
Investment income    $ 2.113    $ 1.730    $ 1.256        $ 1.031
Expenses                .083       .099       .086           .067
                     -------    -------    -------        -------
Investment
   income--net         2.030      1.631      1.170           .964
Net realized and
   unrealized gain
   (loss) on total
   investments         1.491     (1.062)     (.260)          .154
                     -------    -------    -------        -------
Net increase in
   Accumulation
   Unit Value          3.521       .569       .910          1.118
Accumulation
   Unit Value:
   Beginning
   of period          27.597     27.028     26.118         25.000
                     -------    -------    -------        -------
   End of period     $31.118    $27.597    $27.028        $26.118
                     =======    =======    =======        =======
Total return          12.76%      2.10%      3.48%          4.47%
Ratios to Average
   Net Assets:
   Expenses            0.29%      0.36%      0.33%          0.25%
   Investment
   income--net         6.97%      5.99%      4.50%          3.60%
Portfolio turnover
   rate               17.17%     54.35%     40.98%         63.56%
Thousands of
   Accumulation
   Units
   outstanding
   at end of period   15,188      4,757      5,112          3,626

   (a) The percentages shown for this period are not annualized.


------------------------------------------------------------------------
FOR THE YEARS ENDED
DECEMBER 31,          2000      1999       1998      1997       1996
------------------------------------------------------------------------

BOND MARKET ACCOUNT
Per Accumulation
   Unit data:
Investment income    $ 3.636    $ 3.289   $ 3.156   $ 3.081   $ 3.039
Expenses                .174       .166      .158      .134      .126
                     -------    -------   -------   -------   -------
Investment
   income--net          3.462      3.123     2.998     2.947     2.913
Net realized and
   unrealized gain
(loss) on total
investments            2.621     (3.711)    1.150     1.266    (1.600)
                     -------    -------   -------   -------   -------
Net increase
   (decrease) in
Accumulation
Unit Value             6.083      (.588)    4.148     4.213     1.313
Accumulation
   Unit Value:
   Beginning
   of year            51.775     52.363    48.215    44.002    42.689
                     -------    -------   -------   -------   -------
   End of year       $57.858    $51.775   $52.363   $48.215   $44.002
                     =======    =======   =======   =======   =======
Total return          11.75%     (1.12%)    8.60%     9.57%     3.08%
Ratios to Average
   Net Assets:
   Expenses            0.33%      0.32%     0.32%     0.29%     0.30%
   Investment
   income--net         6.50%      6.03%     5.98%     6.44%     6.86%
Portfolio turnover
   rate              377.44%(a) 656.58%   525.32%   398.77%   145.27%
Thousands of
   Accumulation
Units outstanding
at end of year    54,745     54,918    57,481    31,654    22,611

(a) DURING 2000, THE BOND MARKET ACCOUNT BEGAN STRUCTURING DOLLAR ROLLS AS FINANCING TRANSACTIONS (SEE NOTE 2). HAD THESE TRANSACTIONS BEEN TREATED FOR THE ENTIRE YEAR AS PURCHASES AND SALES, RATHER THAN AS FINANCING TRANSACTIONS, THE PORTFOLIO TURNOVER RATE FOR THE YEAR ENDED DECEMBER 31, 2000 WOULD HAVE BEEN 552.94%








                                                    2000 CREF Annual Report o 55

--------------------------------------------------------------------------------


NOTE 5--CONDENSED FINANCIAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOR THE YEARS ENDED
DECEMBER 31,          2000       1999       1998      1997     1996
--------------------------------------------------------------------------------
SOCIAL CHOICE ACCOUNT
Per Accumulation
   Unit data:
Investment income    $ 3.188    $ 2.898   $ 2.679   $ 2.396   $ 2.068
Expenses                .282       .293      .249      .193      .158
                     -------    -------   -------   -------   -------
Investment
   income--net         2.906      2.605     2.430     2.203     1.910
Net realized and
   unrealized gain
   (loss) on total
   investments        (2.582)     6.752    11.159    12.223     5.968
                     -------    -------   -------   -------   -------
Net increase in
   Accumulation
   Unit Value          0.324      9.357    13.589    14.426     7.878
Accumulation
   Unit Value:
   Beginning
   of year            95.962     86.605    73.016    58.590    50.712
                     -------    -------   -------   -------   -------
   End of year       $96.286    $95.962   $86.605   $73.016   $58.590
                     =======    =======   =======   =======   =======
Total return           0.34%     10.80%    18.61%    24.62%    15.53%
Ratios to Average
   Net Assets:
   Expenses            0.30%      0.32%     0.31%     0.30%     0.30%
   Investment
   income--net         3.04%      2.88%     3.07%     3.37%     3.58%
Portfolio turnover
   rate              117.10%(a) 206.44%   147.90%    91.87%    40.93%
Thousands of
   Accumulation
   Units outstanding
   at end of year     42,550     41,355    37,211    30,554    25,841

(a) DURING 2000, THE SOCIAL CHOICE ACCOUNT BEGAN STRUCTURING DOLLAR ROLLS AS FINANCING TRANSACTIONS (SEE NOTE 2). HAD THESE TRANSACTIONS BEEN TREATED FOR THE ENTIRE YEAR AS PURCHASES AND SALES, RATHER THAN AS FINANCING TRANSACTIONS, THE PORTFOLIO TURNOVER RATE FOR THE YEAR ENDED DECEMBER 31, 2000 WOULD HAVE BEEN 196.05%.


-----------------------------------------------------------------------
FOR THE YEARS ENDED
DECEMBER 31,           2000       1999      1998     1997       1996
-----------------------------------------------------------------------
EQUITY INDEX ACCOUNT
Per Accumulation
   Unit data:
Investment income     $ 1.055    $ 1.012   $  .953   $  .826   $  .773
Expenses                 .233       .225      .190      .141      .106
                      -------    -------   -------   -------   -------
Investment
   income--net           .822       .787      .763      .685      .667
Net realized and
   unrealized gain
   (loss) on total
   investments        (7.216)    13.733    12.789    12.672     6.936
                      -------    -------   -------   -------   -------
Net increase
   (decrease) in
   Accumulation
   Unit Value          (6.394)    14.520    13.552    13.357     7.603
Accumulation
   Unit Value:
   Beginning
   of year             84.263     69.743    56.191    42.834    35.231
                      -------    -------   -------   -------   -------
   End of year        $77.869    $84.263   $69.743   $56.191   $42.834
                      =======    =======   =======   =======   =======
Total return           (7.59%)    20.82%    24.12%    31.18%    21.58%
Ratios to Average
   Net Assets:
   Expenses             0.28%      0.30%     0.31%     0.30%     0.30%
   Investment
   income--net          0.98%      1.05%     1.24%     1.47%     1.87%
Portfolio turnover
   rate                 9.42%      4.89%     3.98%     3.50%     7.85%
Thousands of
   Accumulation
   Units outstanding
   at end of year      62,018     57,249    47,997    35,368    20,725

NOTE 6--ACCUMULATION UNITS
--------------------------------------------------------------------------------
   Changes in the number of Accumulation Units outstanding were as follows:

-------------------------------------------------------------------------------
FOR THE YEARS ENDED
DECEMBER 31,                                    2000                1999
-------------------------------------------------------------------------------
MONEY MARKET ACCOUNT
Accumulation Units:
   Credited for premiums                      27,486,983         28,892,854
   Credited (cancelled) for transfers,
     disbursements and amounts applied
     to the Annuity Fund                     (67,034,275)        13,502,586
   Outstanding:
      Beginning of year                      354,753,756        312,358,316
                                             -----------        -----------
      End of year                            315,206,464        354,753,756
                                             ===========        ===========




56  o  2000 CREF Annual Report

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------



NOTE 6--ACCUMULATION UNITS (CONCLUDED)
-----------------------------------------------------------------------

FOR THE YEARS ENDED
DECEMBER 31,                                   2000         1999
-----------------------------------------------------------------------
INFLATION-LINKED BOND ACCOUNT
Accumulation Units:
   Credited for premiums                     1,049,662       666,353
   Credited (cancelled) for transfers,
     disbursements and amounts applied
     to the Annuity Fund                     9,380,914    (1,020,975)
   Outstanding:
      Beginning of year                      4,757,205     5,111,827
                                           -----------   -----------
      End of year                           15,187,781     4,757,205
                                           ===========   ===========
 BOND MARKET ACCOUNT
Accumulation Units:
   Credited for premiums                     3,896,511     4,733,126
   Cancelled for transfers,
     disbursements and amounts applied
     to the Annuity Fund                    (4,070,259)   (7,295,377)
   Outstanding:
      Beginning of year                     54,918,369    57,480,620
                                           -----------   -----------
      End of year                           54,744,621    54,918,369
                                           ===========   ===========
SOCIAL CHOICE ACCOUNT
Accumulation Units:
   Credited for premiums                     4,061,512     4,704,406
   Cancelled for transfers, disbursements
     and amounts applied
     to the Annuity Fund                    (2,866,237)     (561,018)
   Outstanding:
      Beginning of year                     41,354,693    37,211,305
                                           -----------   -----------
      End of year                           42,549,968    41,354,693
                                           ===========   ===========
EQUITY INDEX ACCOUNt
Accumulation Units:
   Credited for premiums                     6,914,130     7,530,295
   Credited (cancelled) for transfers,
      disbursements and amounts applied
      to the Annuity Fund                   (2,145,348)    1,722,141
   Outstanding:
      Beginning of year                     57,249,316    47,996,880
                                           -----------   -----------
      End of year                           62,018,098    57,249,316
                                           ===========   ===========



NOTE 7--LIN OF CREDIT
--------------------------------------------------------------------------------
   The Inflation-Linked Bond, Social Choice, Equity Index, Stock, Global Equities and Growth Accounts share in a $2.5 billion unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, the funding of participant redemptions that otherwise might require the untimely disposition of securities. Certain TIAA-CREF Mutual Funds and certain TIAA-CREF Institutional Mutual Funds, all of which are managed by Teachers Advisors, Inc., an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating Accounts and Funds. Interest associated with any borrowing under the facility will be charged to the borrowing Accounts or Funds at rates that are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended December 31, 2000, there were no borrowings under this credit facility. During January 2001, TIAA-CREF Life Funds and TIAA Separate Account VA-1, both of which are managed by Teachers Advisors, Inc., also began to share in the credit facility.



                                                   2000 CREF Annual Report  o 57

PARTICIPANT VOTING RESULTS





   CREF'S ANNUAL MEETING WAS HELD ON NOVEMBER 14, 2000. THE TRUSTEES ELECTED TO FOUR-YEAR TERMS AT THE ANNUAL MEETING WERE:

   John H. Biggs, 42,355,850,659 (98.33 percent) votes were cast in favor, and 717,622,392 (1.67 percent) votes were withheld. Martin J. Gruber, 42,389,649,983 (98.41 percent) votes were cast in favor, and 683,823,068 (1.59 percent) votes were withheld. Marjorie Fine Knowles, 42,318,494,944 (98.25 percent) votes were cast in favor, and 754,978,057
   (1.75 percent) votes were withheld. Robert W. Vishny, 42,401,998,626 (98.44 percent) votes were cast in favor, and 671,474,425 (1.56 percent) votes were withheld.

   CREF PARTICIPANTS ALSO RATIFIED THE ELECTION OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITORS FOR CREF for the fiscal year ending December 31, 2000. 42,008,559,256 (97.53 percent) votes were cast in favor, 395,278,394 (.92 percent) votes were against, and 669,583,864 (1.55 percent) abstained.

   CREF PARTICIPANTS VOTED ON TWO PARTICIPANT PROPOSALS.

   ONE PROPOSAL SUBMITTED RELATED TO COMPANIES SUPPORTING GUN CONTROL. All accounts were eligible to vote on this proposal. The proposal was defeated.

   FOR THE GROWTH ACCOUNT, 457,502,099 (11.93 percent) votes were cast in favor, 3,239,395,749 (84.50 percent) votes were against, and 136,977,390 (3.57 percent) abstained. The proposal was defeated.

   FOR THE GLOBAL EQUITIES ACCOUNT, 247,461,713 (11.16 percent) votes were cast in favor, 1,892,345,270 (85.34 percent) votes were against, and 77,586,948 (3.50 percent) abstained. The proposal was defeated.

   FOR THE EQUITY INDEX ACCOUNT, 141,809,743 (11.64 percent) votes were cast in favor, 1,032,675,514 (84.78 percent) votes were against, and 43,597,422 (3.58 percent) abstained. The proposal was defeated.

   FOR THE STOCK ACCOUNT, 3,652,190,819 (11.16 percent) votes were cast in favor, 27,835,040,647 (85.00 percent) votes were against, and 1,257,926,423
   (3.84 percent) abstained. The proposal was defeated.

   FOR THE MONEY MARKET ACCOUNT, 152,248,829 (11.14 percent) votes were cast in favor, 1,163,821,291 (85.11 percent) votes were against, and 51,304,463 (3.75 percent) abstained. The proposal was defeated.

   FOR THE BOND MARKET ACCOUNT, 77,943,990 (10.95 percent) votes were cast in favor, 606,635,038 (85.25 percent) votes were against, and 27,065,739 (3.80 percent) abstained. The proposal was defeated.

   FOR THE SOCIAL CHOICE ACCOUNT, 116,187,306 (12.92 percent) votes were cast in favor, 746,604,055 (83.01 percent) votes were against, and 36,617,252 (4.07 percent) abstained. The proposal was defeated.

   FOR THE INFLATION-LINKED BOND ACCOUNT, 7,911,917 (9.83 percent) votes were cast in favor, 68,734,440 (85.40 percent) votes were against, and 3,837,449 (4.77 percent) abstained. The proposal was defeated.

   ONE PROPOSAL SUBMITTED RELATED TO CREF'S TOBACCO INVESTMENTS. All accounts except the Social Choice Account were eligible to vote on this proposal. The proposal was defeated.

   FOR THE GROWTH ACCOUNT, 898,133,156 (23.43 percent) votes were cast in favor, 2,796,908,456 (72.95 percent) votes were against, and 138,833,625 (3.62 percent) abstained. The proposal was defeated.

   FOR THE GLOBAL EQUITIES ACCOUNT, 489,268,392 (22.07 percent) votes were cast in favor, 1,627,496,278 (73.40 percent) votes were against, and 100,629,261 (4.53 percent) abstained. The proposal was defeated.

   FOR THE EQUITY INDEX ACCOUNT, 284,083,777 (23.32 percent) votes were cast in favor, 883,408,593 (72.52 percent) votes were against, and 50,590,309 (4.16 percent) abstained. The proposal was defeated.

   FOR THE STOCK ACCOUNT, 6,773,283,035 (20.68 percent) votes were cast in favor, 24,161,760,571 (73.79 percent) votes were against, and 1,810,114,281
   (5.53 percent) abstained. The proposal was defeated.

   FOR THE MONEY MARKET ACCOUNT, 288,466,987 (21.10 percent) votes were cast in favor, 1,012,297,527 (74.03 percent) votes were against, and 66,610,068 (4.87 percent) abstained. The proposal was defeated.

   FOR THE BOND MARKET ACCOUNT, 157,662,679 (22.15 percent) votes were cast in favor, 516,294,529 (72.55 percent) votes were against, and 37,687,559 (5.30 percent) abstained. The proposal was defeated.

   FOR THE INFLATION-LINKED BOND ACCOUNT, 16,338,654 (20.30 percent) votes were cast in favor, 60,891,433 (75.66 percent) votes were against, and 3,253,719 (4.04 percent) abstained. The proposal was defeated.







58  o  2000 CREF Annual Report

2001 TRUSTEES AND SENIOR MANAGEMENT

2001 BOARDS OF OVERSEERS OF TIAA AND CREF
-------------------------------------------------------------------------------

Lucius J. Barker
WILLIAM BENNETT MUNRO PROFESSOR OF
POLITICAL SCIENCE, STANFORD UNIVERSITY

John H. Biggs
CHAIRMAN, PRESIDENT, AND
CHIEF EXECUTIVE OFFICER, TIAA AND CREF

William G. Bowen
PRESIDENT, THE ANDREW W. MELLON FOUNDATION

Stanley O. Ikenberry
PRESIDENT, AMERICAN COUNCIL ON EDUCATION

Alair Ane Townsend
VICE PRESIDENT/PUBLISHER
CRAIN'S NEW YORK BUSINESS

Paul A. Volcker
FORMER CHAIRMAN, FEDERAL RESERVE BOARD,
AND FREDERICK H. SCHULTZ PROFESSOR OF
INTERNATIONAL ECONOMIC POLICY EMERITUS,
PRINCETON UNIVERSITY

Clifton R. Wharton, Jr.
FORMER CHAIRMAN AND CHIEF EXECUTIVE
OFFICER, TIAA AND CREF



2001 Trustees of TIAA
-------------------------------------------------------------------------------

David Alexander
PRESIDENT EMERITUS, POMONA COLLEGE

Marcus Alexis
BOARD OF TRUSTEES PROFESSOR OF ECONOMIC
AND PROFESSOR OF MANAGEMENT AND
STRATEGY, NORTHWESTERN UNIVERSITY

John H. Biggs
CHAIRMAN, PRESIDENT, AND
CHIEF EXECUTIVE OFFICER, TIAA AND CREF

Willard T. Carleton
DONALD R. DIAMOND PROFESSOR OF FINANCE,
COLLEGE OF BUSINESS AND PUBLIC ADMINISTRATION,
UNIVERSITY OF ARIZONA

Robert C. Clark
DEAN AND ROYALL PROFESSOR OF LAW,
HARVARD LAW SCHOOL, HARVARD UNIVERSITY

Estelle A. Fishbein
VICE PRESIDENT AND GENERAL COUNSEL,
THE JOHNS HOPKINS UNIVERSITY

Frederick R. Ford
EXECUTIVE VICE PRESIDENT AND
TREASURER EMERITUS, PURDUE UNIVERSITY

Ruth Simms Hamilton
PROFESSOR OF SOCIOLOGY AND DIRECTOR OF
AFRICAN DIASPORA RESEARCH PROJECT,
MICHIGAN STATE UNIVERSITY

Rochelle B. Lazarus
CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
OGILVY & MATHER WORLDWIDE

Martin L. Leibowitz
VICE CHAIRMAN AND CHIEF INVESTMENT
OFFICER, TIAA AND CREF

Robert M. O'Neil
DIRECTOR, THE THOMAS JEFFERSON CENTER
FOR THE PROTECTION OF FREE EXPRESSION,
UNIVERSITY PROFESSOR AND PROFESSOR OF LAW,
UNIVERSITY OF VIRGINIA

Leonard S. Simon
VICE CHAIRMAN, CHARTER ONE FINANCIAL INC.

Ronald L. Thompson
CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
MIDWEST STAMPING CO.

Paul R. Tregurtha
CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
MORMAC MARINE GROUP, INC. AND
MORAN TRANSPORTATION COMPANY, INC.,
VICE CHAIRMAN, INTERLAKE STEAMSHIP
COMPANY

William H. Waltrip
CHAIRMAN, TECHNOLOGY SOLUTIONS COMPANY

Rosalie J. Wolf
FORMER TREASURER AND CHIEF INVESTMENT
OFFICER, THE ROCKEFELLER FOUNDATION


2001 TRUSTEES OF CREF
--------------------------------------------------------------------------------

Robert H. Atwell
PRESIDENT EMERITUS, AMERICAN
COUNCIL ON EDUCATION, AND
SENIOR CONSULTANT, A. T. KEARNEY, INC.

Elizabeth E. Bailey
JOHN C. HOWER PROFESSOR OF PUBLIC POLICY
AND MANAGEMENT, THE WHARTON SCHOOL,
UNIVERSITY OF PENNSYLVANIA

John H. Biggs
CHAIRMAN, PRESIDENT, AND
CHIEF EXECUTIVE OFFICER, CREF AND TIAA

Joyce A. Fecske
VICE PRESIDENT EMERITA,
DEPAUL UNIVERSITY

Edes P. Gilbert
RETIRED HEAD, THE SPENCE SCHOOL, AN
ACTING PRESIDENT, INDEPENDENT
EDUCATIONAL SERVICES

Martin J. Gruber
NOMURA PROFESSOR OF FINANCE,
LEONARD N. STERN SCHOOL OF BUSINESS,
NEW YORK UNIVERSITY

Nancy L. Jacob
PRESIDENT AND MANAGING PRINCIPAL,
WINDERMERE INVESTMENT ASSOCIATES

Marjorie Fine Knowles
PROFESSOR OF LAW, COLLEGE OF LAW,
GEORGIA STATE UNIVERSITY

Martin L. Leibowitz
VICE CHAIRMAN AND CHIEF INVESTMENT
OFFICER, CREF AND TIAA

Bevis Longstreth
OF COUNSEL, DEBEVOISE & PLIMPTON

Stephen A. Ross
FRANCO MODIGLIANI PROFESSOR OF FINANCE AND
ECONOMICS, SLOAN SCHOOL OF MANAGEMENT,
MASSACHUSETTS INSTITUTE OF TECHNOLOGY

Nestor V. Santiago
VICE PRESIDENT AND CHIEF INVESTMENT
OFFICER, HOWARD HUGHES MEDICAL INSTITUTE

Eugene C. Sit
CHAIRMAN, CHIEF EXECUTIVE OFFICER, AND
CHIEF INVESTMENT OFFICER, SIT INVESTMENT
ASSOCIATES, INC. AND SIT/KIM
INTERNATIONAL INVESTMENT ASSOCIATES, INC.

Maceo K. Sloan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
NCM CAPITAL MANAGEMENT GROUP, INC.
AND SLOAN FINANCIAL GROUP, INC.

David K. Storrs
PRESIDENT AND CHIEF EXECUTIVE OFFICER,
ALTERNATIVE INVESTMENT GROUP, L.L.C.

Robert W. Vishny
ERIC J. GLEACHER PROFESSOR OF FINANCE,
GRADUATE SCHOOL OF BUSINESS,
UNIVERSITY OF CHICAGO

2001 SENIOR MANAGEMENT
--------------------------------------------------------------------------------

John H. Biggs
CHAIRMAN, PRESIDENT, AND
CHIEF EXECUTIVE OFFICER

Martin L. Leibowitz
VICE CHAIRMAN AND
CHIEF INVESTMENT OFFICER

Mary Ann Werner
PRESIDENT, SHARED SERVICES

James A. Wolf
PRESIDENT, RETIREMENT SERVICES

Martin E. Galt, III
PRESIDENT, TIAA-CREF
INVESTMENT PRODUCTS

Bertram L. Scott
PRESIDENT, TIAA-CREF
LIFE INSURANCE COMPANY



EXECUTIVE VICE PRESIDENTS
--------------------------------------------------------------------------------
C. Victoria Apter
INFORMATION TECHNOLOGY

Scott C. Evans
CREF INVESTMENTS

Richard L. Gibbs
FINANCE AND PLANNING

Don Harrell
EXTERNAL AFFAIRS

Ira J. Hoch
SHARED SERVICES ADMINISTRATION

Matina S. Horner
HUMAN RESOURCES

Harry I. Klaristenfeld
CHIEF ACTUARY

Frances Nolan
RETIREMENT SERVICES ADMINISTRATION

Deanne J. Shallcross
MARKETING

David A. Shunk
CONSULTING SERVICES

John A. Somers
TIAA INVESTMENTS

Charles H. Stamm
GENERAL COUNSEL

                                                   2000 CREF Annual Report o  59

                      [This page intentionally left blank.]












60  o  2000 CREF Annual Report

FOR MORE INFORMATION


TIAA-CREF WEB CENTER
--------------------------------------------------------------------------------

   www.tiaa-cref.org
   24 HOURS A DAY, 7 DAYS A WEEK
   Account performance, personal account
   information and transactions, and product information


AUTOMATED TELEPHONE SERVICE
--------------------------------------------------------------------------------

   800 842-2252
   24 HOURS A DAY, 7 DAYS A WEEK
   Account performance, personal account
   information and transactions, and product information



PERSONAL ASSISTANCE...


TELEPHONE COUNSELING CENTER
--------------------------------------------------------------------------------

   800 842-2776
   8 A.M. TO 11 P.M. ET, MONDAY - FRIDAY
   9 A.M. TO 6 P.M. ET, SATURDAY AND SUNDAY
   Retirement saving and planning, annuity options and payments, and tax reporting


PLANNING AND SERVICE CENTER
--------------------------------------------------------------------------------

   800 223-1200
   8 A.M. TO 11 P.M. ET, MONDAY - FRIDAY
   9 A.M. TO 6 P.M. ET, SATURDAY
   TIAA-CREF Mutual Funds and after-tax personal annuities

   8 A.M. TO 11 P.M. ET, MONDAY - FRIDAY
   Life and long-term care insurance


TIAA-CREF TRUST COMPANY, FSB
--------------------------------------------------------------------------------

   888 842-9001
   9 A.M. TO 6 P.M. ET, MONDAY - FRIDAY
   Asset management, trust administration, estate planning, planned giving, and endowment management


TIAA-CREF TUITION FINANCING, INC.
--------------------------------------------------------------------------------

   888 381-8283
   8 A.M. TO 8 P.M. ET, MONDAY - FRIDAY
   State tuition financing programs


FOR HEARING- OR SPEECH-IMPAIRED PARTICIPANTS
--------------------------------------------------------------------------------

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                                                    2000 CREF Annual Report o 61

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